UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-58433

BMO Funds, Inc.

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue, Suite 200

              Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

John M. Blaser

BMO Asset Management Corp.

111 East Kilbourn Avenue, Suite 200

              Milwaukee, WI 53202

(Name and address of agent for service)

Copies to:

Michael P. O’Hare, Esq.

Stradley, Ronon, Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: August 31, 2019

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”).

BMO Funds	August 31, 2019

Annual report

Equity Funds

International & Global Funds

Alternative Funds

Fixed Income Funds

Money Market Funds

Notification of electronic delivery of shareholder materials

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your broker/dealer, investment professional, or financial institution. Instead, the reports will be made available online at bmofunds.com/documents, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by calling 1-800-236-FUND (3863), by sending an email request to bmofundsus.services@bmo.com, or by asking your broker/dealer, investment professional, or financial institution.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call the Funds toll-free at 1-800-236-FUND (3863) or send an email request to bmofundsus.services@bmo.com. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Funds.

Commentaries (Unaudited)

Equity Funds:		Fixed Income Funds:
BMO Low Volatility Equity Fund	2	BMO Ultra Short Tax-Free Fund	17
BMO Dividend Income Fund	3	BMO Short Tax-Free Fund	18
BMO Large-Cap Value Fund	4	BMO Short-Term Income Fund	19
BMO Large-Cap Growth Fund	5	BMO Intermediate Tax-Free Fund	20
BMO Mid-Cap Value Fund	6	BMO Strategic Income Fund	21
BMO Mid-Cap Growth Fund	7	BMO TCH Corporate Income Fund	22
BMO Small-Cap Value Fund	8	BMO TCH Core Plus Bond Fund	23
BMO Small-Cap Core Fund	9	BMO High Yield Bond Fund	24
BMO Small-Cap Growth Fund	10	Money Market Funds:
International and Global Funds:		BMO Government Money Market Fund	25
BMO Global Low Volatility Equity Fund	11	BMO Tax-Free Money Market Fund	26
BMO Disciplined International Equity Fund	12	BMO Prime Money Market Fund	27
BMO Pyrford International Stock Fund	13	BMO Institutional Prime Money Market Fund	28
BMO LGM Emerging Markets Equity Fund	14	Explanation of the Indices and Notes in the Commentary	29
Alternative Funds:
BMO Alternative Strategies Fund	15
BMO Global Long/Short Equity Fund	16

Financial Information

Expense Example (Unaudited)			33

Schedules of Investments:

Equity Funds:		Fixed Income Funds:
BMO Low Volatility Equity Fund	36	BMO Ultra Short Tax-Free Fund	78
BMO Dividend Income Fund	37	BMO Short Tax-Free Fund	80
BMO Large-Cap Value Fund	39	BMO Short-Term Income Fund	82
BMO Large-Cap Growth Fund	41	BMO Intermediate Tax-Free Fund	87
BMO Mid-Cap Value Fund	42	BMO Strategic Income Fund	89
BMO Mid-Cap Growth Fund	44	BMO TCH Corporate Income Fund	93
BMO Small-Cap Value Fund	46	BMO TCH Core Plus Bond Fund	96
BMO Small-Cap Core Fund	48	BMO High Yield Bond Fund	100
BMO Small Cap Growth Fund	51	Money Market Funds:
International and Global Funds:		BMO Government Money Market Fund	102
BMO Global Low Volatility Equity Fund	53	BMO Tax-Free Money Market Fund	105
BMO Disciplined International Equity Fund	56	BMO Prime Money Market Fund	107
BMO Pyrford International Stock Fund	57	BMO Institutional Prime Money Market Fund	109
BMO LGM Emerging Markets Equity Fund	59
Alternative Funds:
BMO Alternative Strategies Fund	60
BMO Global Long/Short Equity Fund	75

Notes to Schedules of Investments			113
Statements of Assets and Liabilities			114
Statements of Operations			120
Statements of Changes in Net Assets			126
Financial Highlights			134
Notes to Financial Statements			144

Results of the Special Meetings of Shareholders (Unaudited)

Report of Independent Registered Public Accounting Firm			174

Directors and Officers of the Funds (Unaudited)			175

Shareholder Report Disclosure of Directors’ Approval of Continuation of Contracts (Unaudited)			178

Not FDIC Insured	No Bank Guarantee	May Lose Value

Annual Report	BMO Low Volatility Equity Fund

Average annual total returns (%)
	1-Year	5-Years	Since Inception
Advisor Class (A) NAV	11.80	9.96	10.26
Advisor Class (A) OFFER	6.20	8.84	9.20
Institutional Class (I)	12.18	10.26	12.20
Russell 1000® Index	2.49	9.85	13.08
Lipper Multi-Cap Core Funds Index	(0.85)	7.89	11.53

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Low Volatility Equity Fund (the Fund) returned 12.18% for the fiscal year ended August 31, 2019 versus the Russell 1000® Index and the Lipper Multi-Cap Core Funds Index, which returned 2.49% and -0.85%, respectively.

Despite multiple pullbacks and periods of elevated market volatility, global equity markets finished the trailing fiscal year in positive territory. Equities finished calendar year 2018 in negative territory, with the fourth quarter marking the single worst quarter of performance since the financial crisis, ending a nine consecutive calendar year stretch of positive returns. The fourth quarter’s sell-off was greatly influenced by instability at the macro-level, which included continued trade tensions between the U.S. and China, concerns over tightening by the U.S. Federal Reserve, Brexit, and the U.S. Government shutdown.

U.S. equities quickly recovered from 2018’s losses, despite negative returns in May and August, as concerns continued to mount over tariffs, yield curve inversion, and slowing global economic growth. Drivers of gains included the continuation of accommodative policy by central bankers and a resilient consumer. The most dominant theme during the year was the continued underperformance of more attractively valued securities in the market. While equities finished the period in positive territory, increasing market volatility, a sharp decrease in interest rates, and the influence of macroeconomic risks continued to drive the outperformance of lower risk stocks. Similarly, larger companies outperformed smaller ones, while investors continued to favor stocks with higher sales and earnings growth, with no regard to valuations.

The Fund outperformed the Russell 1000® Index in the fiscal year. Both sector allocation and stock selection were positive for the period. The Fund’s overweight positions in Utilities and Consumer Staples added to performance, while underweight positions in Information Technology and Communication Services detracted from performance. Stock selection was strongest in Consumer Discretionary and Financials. Consumer Staples was the only sector in which stock selection contributed negatively for the period. Autozone Inc. (AZO) (2.3% of the Fund, 43.7% return) and Motorola Solutions Inc. (MSI) (2.6% of the Fund, 43.2% return) added to the Fund’s performance, while Occidental Petroleum Corp. (OXY) (0.5% of the Fund, -42.8% return) and Kroger Co. (KR) (1.4% of the Fund, -23.1% return) detracted from returns.

As we look ahead, the potential for increased market volatility remains. Elevated volatility presents opportunities to add value through active stock selection and risk management. While equities continue to post record gains, markets may react negatively to a number of risks, including the threat of ongoing trade tensions between the U.S. and China, a slowdown in global economic growth, and uncertainty surrounding the expectations of accommodative policy. We focus on stock selection while using a variety of portfolio construction tools to manage these risks. In addition, valuation spreads remain historically wide, suggesting a potentially favorable environment for more attractively valued securities in the market. Similarly, mispricings in the U.S. equity market are more extreme in defensive sectors, such as Utilities, as investors position against increased volatility. The portfolio continues to trade at a discount relative to the benchmark, while owning what we believe are fundamentally strong companies with positive or improving investor sentiment.

Fund Managers; Investment Experience

David A. Corris, CFA; since 1999

Jason C. Hans, CFA; since 1999

Jay Kaufman, CFA; since 2006

Ernesto Ramos, Ph.D.; since 1988

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BAEGX	09658W105	5/27/2014	1.03	0.90
Institutional (I)	MLVEX	09658L208	9/28/2012	0.78	0.65

The above expense ratios are from the Funds’ Prospectus dated April 1, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2020 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Communication Services	5.1
Consumer Discretionary	10.9
Consumer Staples	16.5
Energy	3.0
Financials	13.9
Healthcare	10.0
Industrials	6.7
Information Technology	4.6
Materials	2.1
Real Estate	10.2
Utilities	12.8
Other Assets & Liabilities, Net	4.2
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2019 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2009 to August 31, 2019.

Annual Report	BMO Dividend Income Fund

Average annual total returns (%)
	1-Year	5-Years	Since Inception
Advisor Class (A) NAV	(3.51)	7.80	8.56
Advisor Class (A) OFFER	(8.31)	6.71	7.52
Institutional Class (I)	(3.24)	8.07	11.68
Russell 1000® Value Index	0.62	6.59	11.80
Standard & Poor’s 500® Index	2.92	10.11	13.92
Lipper Equity Income Funds Index	2.95	7.26	11.11

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Dividend Income Fund (the Fund) returned -3.24% for the fiscal year ended August 31, 2019 versus the Russell 1000® Value Index, the Standard & Poor’s 500® Index and the Lipper Equity Income Funds Index, which returned 0.62%, 2.92% and 2.95%, respectively.

Trade war escalation and volatile interest rate outlooks continued to influence the market environment during the 2019 fiscal year. Despite early optimism on a finalized trade deal with Canada and Mexico, and progress towards an agreement with China, the narrative has been negative as tariffs have increased and caused investors additional concerns. The U.S. Federal Reserve did an about face on raising interest rates early in 2019 and have now begun a rate cutting cycle. This shift has led to investors flocking to stocks with higher growth and/or lower volatility characteristics. Conversely, they have shunned cheap economically cyclical stocks.

The Fund’s performance was hampered by our active decision to rotate out of stocks that have seen their valuations become historically stretched. Our research shows that the spread between expensive and cheap stocks has now become statistically significant such that the expected future return of cheaper stocks is attractive. Unfortunately, this worked against the Fund as the global economic and trade related uncertainty led investors to continue to shun cheap value stocks with higher dividend yields. Our exposure to higher yielding, cyclical stocks in the Financials, Materials, and Energy sectors detracted from performance.

The Fund benefited from strong stock selection within the new Communication Services sector. Comcast (3.0% of the Fund, +22.2% return) benefited from healthy demand for its broadband services. Investors were attracted to telecom giants Verizon (3.0% of the Fund, +11.6% return) and AT&T (2.0% of the Fund, +17.5 return) due to their domestic focus, high dividend yields, and low risk profiles. Stock selection in the Consumer Discretionary sector detracted from Fund performance. Retailer Kohl’s (1.2% of the Fund, -37.8% return) was hurt by a combination of bad weather, poor business execution, and online competitive threats.

As we look toward fiscal year 2020, we believe several themes exist that will influence equity markets. From a policy standpoint, we believe investor sentiment will be influenced by any improvement in the trade wars and an improvement in the global economy. Investors also will assess potential outcomes of the next presidential election and their impact on financial markets. Finally, the actions of the Federal Reserve likely will play an important role in the markets over the coming year. Accordingly, we have positioned the Fund to participate in appreciating markets while managing downside risks.

Fund Managers; Investment Experience

Kenneth M. Conrad, Ph.D., CFA; since 2000

Casey J. Sambs, CFA; since 2004

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BADIX	09658W204	5/27/2014	1.04	0.90
Institutional (I)	MDIVX	09658L604	12/29/2011	0.79	0.65

The above expense ratios are from the Funds’ Prospectus dated April 1, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2020 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Communication Services	8.0
Consumer Discretionary	6.0
Consumer Staples	5.7
Energy	7.6
Financials	15.9
Healthcare	11.4
Industrials	7.7
Information Technology	16.4
Materials	2.6
Real Estate	6.5
Utilities	6.7
Other Assets & Liabilities, Net	5.5
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2019 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2009 to August 31, 2019.

Annual Report	BMO Large-Cap Value Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years	Since Inception
Advisor Class (A) NAV	(7.15)	5.11	—	5.89
Advisor Class (A) OFFER	(11.78)	4.03	—	4.86
Institutional Class (I)	(6.97)	5.37	10.32	6.12
Retirement Class (R-6)	(6.80)	—	—	7.13
Russell 1000® Value Index	0.62	6.59	11.49	11.49
Lipper Multi-Cap Value Funds Index	(4.31)	4.63	9.90	9.90

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Large-Cap Value Fund (the Fund) returned -6.97% for the fiscal year ended August 31, 2019 versus the Russell 1000® Value Index and the Lipper Multi-Cap Value Funds Index, which returned 0.62% and -4.31%, respectively.

Despite multiple pullbacks and periods of elevated market volatility, global equity markets finished the trailing fiscal year in positive territory. Equities finished calendar year 2018 in negative territory, with the fourth quarter marking the single worst quarter of performance since the financial crisis, ending a nine consecutive calendar year stretch of positive returns. The fourth quarter’s sell-off was greatly influenced by instability at the macro-level, which included continued trade tensions between the U.S. and China, concerns over tightening by the U.S. Federal Reserve, Brexit, and the U.S. Government shutdown.

U.S. equities quickly recovered from 2018’s losses, despite negative returns in May and August, as concerns continued to mount over tariffs, yield curve inversion, and slowing global economic growth. Drivers of gains included the continuation of accommodative policy by central bankers and a resilient consumer. The most dominant theme during the year was the continued underperformance of more attractively valued securities in the market. While equities finished the period in positive territory, increasing market volatility, a sharp decrease in interest rates, and the influence of macroeconomic risks continued to drive the outperformance of lower risk stocks. Similarly, larger companies outperformed smaller ones, while investors continued to favor stocks with higher sales and earnings growth, with no regard to valuations.

The Fund underperformed the Russell 1000® Value Index in the fiscal year. Sector allocation was positive for the period, while stock selection was negative. The Fund’s overweight position in Utilities and underweight position in Energy added to performance, while underweight positions in Communication Services and Consumer Staples detracted from performance. Stock selection was strongest in Utilities and Communication Services and weakest in Information Technology and Health Care. Essex Property Trust, Inc. (ESS) (2.8% of the Fund, 34.2% return) and Entergy Corporation (ETR) (3.0% of the Fund, 40.4% return) added to the portfolio’s performance, while DXC Technology, Co. (DXC) (0.2% of the Fund, -63.1% return) and Procter & Gamble Company (PG) (0.4% of the Fund, -43.2% return) detracted from returns.

As we look ahead, the potential for increased market volatility remains. Elevated volatility presents opportunities to add value through active stock selection and risk management. While equities continue to post record gains, markets may react negatively to a number of risks, including the threat of ongoing trade tensions between the U.S. and China, a slowdown in global economic growth, and uncertainty surrounding the expectations of accommodative policy. We focus on stock selection while using a variety of portfolio construction tools to manage these risks. In addition, valuation spreads remain historically wide, suggesting a potentially favorable environment for more attractively valued securities in the market. Similarly, mispricings in the U.S. equity market are more extreme in defensive sectors, such as Utilities, as investors position against increased volatility. The portfolio continues to trade at a discount relative to the benchmark, while owning what we believe are fundamentally strong companies with positive or improving investor sentiment.

Fund Managers; Investment Experience

David A. Corris, CFA; since 1999

Jason C. Hans, CFA; since 1999

Ernesto Ramos, Ph.D.; since 1988

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BALVX	09658W303	5/27/2014	0.85	0.79
Institutional (I)	MLVIX	09658L844	1/31/2008	0.61	0.54
Retirement (R-6)	BLCRX	09658W568	12/28/2015	0.42	0.39

The above expense ratios are from the Funds’ Prospectus dated April 1, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2020 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Communication Services	5.3
Consumer Discretionary	8.1
Consumer Staples	10.2
Energy	6.6
Financials	21.4
Healthcare	12.5
Industrials	8.9
Information Technology	9.6
Materials	1.1
Real Estate	7.5
Utilities	6.8
Other Assets & Liabilities, Net	2.0
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2019 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class and Retirement R-6 shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2009 to August 31, 2019.

Annual Report	BMO Large-Cap Growth Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years	Since Inception
Investor Class (Y)	(0.62)	12.09	14.61	8.12
Advisor Class (A) NAV	(0.63)	12.10	—	12.83
Advisor Class (A) OFFER	(5.59)	10.96	—	11.76
Institutional Class (I)	(0.40)	12.38	14.89	10.70
Retirement Class (R-6)	(0.22)	—	—	14.14
Russell 1000® Growth Index	4.27	13.06	15.42	15.42
Lipper Multi-Cap Growth Funds Index	2.52	10.76	13.89	13.89

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Large-Cap Growth Fund (the Fund) returned -0.40% for the fiscal year ended August 31, 2019 versus the Russell 1000® Growth Index and the Lipper Multi-Cap Growth Funds Index, which returned 4.27% and 2.52%, respectively.

Despite multiple pullbacks and periods of elevated market volatility, global equity markets finished the trailing fiscal year in positive territory. Equities finished calendar year 2018 in negative territory, with the fourth quarter marking the single worst quarter of performance since the financial crisis, ending a nine consecutive calendar year stretch of positive returns. The fourth quarter’s sell-off was greatly influenced by instability at the macro-level, which included continued trade tensions between the U.S. and China, concerns over tightening by the U.S. Federal Reserve, Brexit, and the U.S. Government shutdown.

U.S. equities quickly recovered from 2018’s losses, despite negative returns in May and August, as concerns continued to mount over tariffs, yield curve inversion, and slowing global economic growth. Drivers of gains included the continuation of accommodative policy by central bankers and a resilient consumer. The most dominant theme during the year was the continued underperformance of more attractively valued securities in the market. While equities finished the period in positive territory, increasing market volatility, a sharp decrease in interest rates, and the influence of macroeconomic risks continued to drive the outperformance of lower risk stocks. Similarly, larger companies outperformed smaller ones, while investors continued to favor stocks with higher sales and earnings growth, with no regard to valuations.

The Fund underperformed the Russell 1000® Growth Index in the fiscal year. Both sector allocation and stock selection were negative for the period. The Fund’s overweight positions in Real Estate and Financials added to performance, while an overweight position in Energy and an underweight position in Consumer Staples detracted from performance. Stock selection was strongest in Health Care and Consumer Staples and weakest in Information Technology and Consumer Discretionary. Hershey Company (HSY) (1.8% of the Fund, 61.4% return) and Essex Property Trust, Inc. (ESS) (1.0% of the Fund, 34.2% return) (1.8% of the Fund, 61.4% return) added to the portfolio’s performance, while TripAdvisor, Inc. (TRIP) (0.7% of the Fund, -30.1% return) and ConocoPhillips, Co. (COP) (1.4% of the Fund, -27.6% return) detracted from returns.

As we look ahead, the potential for increased market volatility remains. Elevated volatility presents opportunities to add value through active stock selection and risk management. While equities continue to post record gains, markets may react negatively to a number of risks, including the threat of ongoing trade tensions between the U.S. and China, a slowdown in global economic growth, and uncertainty surrounding the expectations of accommodative policy. We focus on stock selection while using a variety of portfolio construction tools to manage these risks. In addition, valuation spreads remain historically wide, suggesting a potentially favorable environment for more attractively valued securities in the market. Similarly, mispricings in the U.S. equity market are more extreme in defensive sectors, such as Utilities, as investors position against increased volatility. The portfolio continues to trade at a discount relative to the benchmark, while owning what we believe are fundamentally strong companies with positive or improving investor sentiment.

Fund Managers; Investment Experience

David A. Corris, CFA; since 1999

Jason C. Hans, CFA; since 1999

Ernesto Ramos, Ph.D.; since 1988

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Investor (Y)	MASTX	09658L745	11/20/1992	0.85	0.79
Advisor (A)	BALGX	09658W402	5/27/2014	0.85	0.79
Institutional (I)	MLCIX	09658L752	1/31/2008	0.60	0.54
Retirement (R-6)	BLGRX	09658W576	12/28/2015	0.42	0.39

The above expense ratios are from the Funds’ Prospectus dated April 1, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2020 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Communication Services	11.2
Consumer Discretionary	12.5
Consumer Staples	6.7
Energy	1.4
Financials	6.3
Healthcare	13.1
Industrials	9.7
Information Technology	34.7
Materials	1.2
Real Estate	1.5
Other Assets & Liabilities, Net	1.7
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2019 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Investor Class shares of the Fund. Performance for the Institutional Class, Advisor Class and Retirement R-6 shares will vary from the performance of the Investor Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Investor Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2009 to August 31, 2019.

Annual Report	BMO Mid-Cap Value Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years	Since Inception
Advisor Class (A) NAV	(9.63)	3.20	—	4.24
Advisor Class (A) OFFER	(14.18)	2.14	—	3.24
Institutional Class (I)	(9.47)	3.44	10.43	7.18
Retirement Class (R-6)	(9.37)	3.58	—	4.64
Russell Midcap® Value Index	(3.13)	5.88	12.46	12.46
Lipper Mid-Cap Value Funds Index	(8.57)	3.63	10.47	10.47

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Mid-Cap Value Fund (the Fund) returned -9.47% for the fiscal year ended August 31, 2019 versus the Russell Midcap® Value Index and the Lipper Mid-Cap Value Funds Index, which returned -3.13% and -8.57%, respectively.

Despite multiple pullbacks and periods of elevated market volatility, global equity markets finished the trailing fiscal year in positive territory. Equities finished calendar year 2018 in negative territory, with the fourth quarter marking the single worst quarter of performance since the financial crisis, ending a nine consecutive calendar year stretch of positive returns. The fourth quarter’s sell-off was greatly influenced by instability at the macro-level, which included continued trade tensions between the U.S. and China, concerns over tightening by the U.S. Federal Reserve, Brexit, and the U.S. Government shutdown.

U.S. equities quickly recovered from 2018’s losses, despite negative returns in May and August, as concerns continued to mount over tariffs, yield curve inversion, and slowing global economic growth. Drivers of gains included the continuation of accommodative policy by central bankers and a resilient consumer. The most dominant theme during the year was the continued underperformance of more attractively valued securities in the market. While equities finished the period in positive territory, increasing market volatility, a sharp decrease in interest rates, and the influence of macroeconomic risks continued to drive the outperformance of lower risk stocks. Similarly, larger companies outperformed smaller ones, while investors continued to favor stocks with higher sales and earnings growth, with no regard to valuations.

The Fund underperformed the Russell Midcap® Value Index in the fiscal year. Both sector allocation and stock selection were negative for the period. The Fund’s overweight position in Information Technology and underweight position in Energy added to performance, while an overweight position in Health Care and an underweight position in Utilities detracted from performance. Stock selection was strongest in Health Care and Energy and weakest in Information Technology and Consumer Discretionary. Hershey Company (HSY) (1.9% of the Fund, 61.4% return) and AutoZone, Inc (AZO) (1.7% of the Fund; 43.7% return) added to the portfolio’s performance, while PBF Energy, Inc. (PBF) (0.8% of the Fund, -52.4% return) and Cimarex Energy, Co. (XEC) (0.7% of the Fund, -48.7% return) detracted from returns.

As we look ahead, the potential for increased market volatility remains. Elevated volatility presents opportunities to add value through active stock selection and risk management. While equities continue to post record gains, markets may react negatively to a number of risks, including the threat of ongoing trade tensions between the U.S. and China, a slowdown in global economic growth, and uncertainty surrounding the expectations of accommodative policy. We focus on stock selection while using a variety of portfolio construction tools to manage these risks. In addition, valuation spreads remain historically wide, suggesting a potentially favorable environment for more attractively valued securities in the market. Similarly, mispricings in the U.S. equity market are more extreme in defensive sectors, such as Utilities, as investors position against increased volatility. The portfolio continues to trade at a discount relative to the benchmark, while owning what we believe are fundamentally strong companies with positive or improving investor sentiment.

Fund Managers; Investment Experience

David A. Corris, CFA; since 1999

Thomas Lettenberger, CFA; Since 1994

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BAMCX	09658W501	5/27/2014	1.25	1.24
Institutional (I)	MRVIX	09658L711	1/31/2008	1.00	0.99
Retirement (R-6)	BMVGX	09658V438	5/27/2014	0.83	0.83

The above expense ratios are from the Funds’ Prospectus dated April 1, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2020 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Communication Services	1.1
Consumer Discretionary	6.9
Consumer Staples	7.1
Energy	3.8
Financials	19.3
Healthcare	10.2
Industrials	10.5
Information Technology	10.0
Materials	3.7
Real Estate	14.8
Utilities	10.3
Other Assets & Liabilities, Net	2.3
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2019 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class and Retirement R-6 shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2009 to August 31, 2019.

Annual Report	BMO Mid-Cap Growth Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years	Since Inception
Advisor Class (A) NAV	(2.95)	6.40	—	6.97
Advisor Class (A) OFFER	(7.83)	5.31	—	5.93
Institutional Class (I)	(2.75)	6.66	12.41	8.33
Retirement Class (R-6)	(2.54)	6.84	—	7.40
Russell Midcap® Growth Index	5.96	10.72	14.85	14.85
Lipper Mid-Cap Growth Funds Index	5.03	10.53	13.68	13.68

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Mid-Cap Value Fund (the Fund) returned -2.75% for the fiscal year ended August 31, 2019 versus the Russell Midcap® Growth Index and the Lipper Mid-Cap Growth Funds Index, which returned 5.96% and 5.03%, respectively.

Despite multiple pullbacks and periods of elevated market volatility, global equity markets finished the trailing fiscal year in positive territory. Equities finished calendar year 2018 in negative territory, with the fourth quarter marking the single worst quarter of performance since the financial crisis, ending a nine consecutive calendar year stretch of positive returns. The fourth quarter’s sell-off was greatly influenced by instability at the macro-level, which included continued trade tensions between the U.S. and China, concerns over tightening by the U.S. Federal Reserve, Brexit, and the U.S. Government shutdown.

U.S. equities quickly recovered from 2018’s losses, despite negative returns in May and August, as concerns continued to mount over tariffs, yield curve inversion, and slowing global economic growth. Drivers of gains included the continuation of accommodative policy by central bankers and a resilient consumer. The most dominant theme during the year was the continued underperformance of more attractively valued securities in the market. While equities finished the period in positive territory, increasing market volatility, a sharp decrease in interest rates, and the influence of macroeconomic risks continued to drive the outperformance of lower risk stocks. Similarly, larger companies outperformed smaller ones, while investors continued to favor stocks with higher sales and earnings growth, with no regard to valuations.

The Fund underperformed the Russell Midcap® Growth Index in the fiscal year. Both sector allocation and stock selection were negative for the period. The Fund’s underweight position in Consumer Discretionary and overweight position in Information Technology added to performance, while an overweight position in Energy and an underweight position in Industrials detracted from performance. Health Care was the only sector in which stock selection contributed positively for the period. Stock selection was weakest in Industrials and Materials. Euronet Worldwide, Inc. (EEFT) (1.7% of the Fund, 56.6% return) and Keysight Technologies, Inc (KEYS) (2.0% of the Fund, 49.3% return) added to the portfolio’s performance, while Schneider National, Inc. (SNDR) (0.0% of the Fund; -27.3% return) and Brunswick Corporation (BC) (0.0% of the Fund; -28.6% return) detracted from returns.

As we look ahead, the potential for increased market volatility remains. Elevated volatility presents opportunities to add value through active stock selection and risk management. While equities continue to post record gains, markets may react negatively to a number of risks, including the threat of ongoing trade tensions between the U.S. and China, a slowdown in global economic growth, and uncertainty surrounding the expectations of accommodative policy. We focus on stock selection while using a variety of portfolio construction tools to manage these risks. In addition, valuation spreads remain historically wide, suggesting a potentially favorable environment for more attractively valued securities in the market. Similarly, mispricings in the U.S. equity market are more extreme in defensive sectors, such as Utilities, as investors position against increased volatility. The portfolio continues to trade at a discount relative to the benchmark, while owning what we believe are fundamentally strong companies with positive or improving investor sentiment.

Fund Managers; Investment Experience

David A. Corris, CFA; since 1999

Thomas Lettenberger, CFA; since 1994

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BGMAX	09658W600	5/27/2014	1.31	1.24
Institutional (I)	MRMIX	09658L737	1/31/2008	1.06	0.99
Retirement (R-6)	BMGGX	09658V412	5/27/2014	0.88	0.84

The above expense ratios are from the Funds’ Prospectus dated April 1, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2020 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Communication Services	2.6
Consumer Discretionary	16.0
Consumer Staples	4.0
Energy	1.8
Financials	4.3
Healthcare	14.5
Industrials	12.8
Information Technology	34.6
Materials	2.2
Real Estate	5.5
Other Assets & Liabilities, Net	1.7
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2019 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class and Retirement R-6 shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2009 to August 31, 2019.

Annual Report	BMO Small-Cap Value Fund

Average annual total returns (%)
	1-Year	5-Years	Since Inception
Advisor Class (A) NAV	(16.19)	2.70	3.13
Advisor Class (A) OFFER	(20.39)	1.65	2.12
Institutional Class (I)	(15.93)	2.96	7.91
Retirement Class (R-6)	(15.81)	3.14	3.57
Russell 2000® Value Index	(14.89)	4.63	7.35
Lipper Small-Cap Core Funds Index	(10.51)	6.34	8.56

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Small-Cap Value Fund (the Fund) returned -15.93% for the fiscal year ended August 31, 2019 versus the Russell 2000® Value Index and the Lipper Small-Cap Core Funds Index, which returned -14.89% and -10.51%, respectively.

Despite multiple pullbacks and periods of elevated market volatility, global equity markets finished the trailing fiscal year in positive territory. Equities finished calendar year 2018 in negative territory, with the fourth quarter marking the single worst quarter of performance since the financial crisis, ending a nine consecutive calendar year stretch of positive returns. The fourth quarter’s sell-off was greatly influenced by instability at the macro-level, which included continued trade tensions between the U.S. and China, concerns over tightening by the U.S. Federal Reserve, Brexit, and the U.S. Government shutdown.

U.S. equities quickly recovered from 2018’s losses, despite negative returns in May and August, as concerns continued to mount over tariffs, yield curve inversion, and slowing global economic growth. Drivers of gains included the continuation of accommodative policy by central bankers and a resilient consumer. The most dominant theme during the year was the continued underperformance of more attractively valued securities in the market. While equities finished the period in positive territory, increasing market volatility, a sharp decrease in interest rates, and the influence of macroeconomic risks continued to drive the outperformance of lower risk stocks. Similarly, larger companies outperformed smaller ones, while investors continued to favor stocks with higher sales and earnings growth, with no regard to valuations.

The Fund underperformed the Russell 2000® Value Index in the fiscal year. Sector allocation was negative for the period, while stock selection was positive. The Fund’s underweight positions in Energy and Consumer Staples added to performance, while an overweight position in Health Care and an underweight position in Utilities detracted from performance. Stock selection was strongest in Health Care and Communication Services and weakest in Consumer Discretionary and Real Estate. Sinclair Broadcast Group, Inc. (SBGI) (0.0% of the Fund, 57.1% return) and Ciena Corporation (CIEN) (0.6% of the Fund, 29.6% return) added to the portfolio’s performance, while Cooper-Standard Holdings, Inc. (CPS) (0.2% of the Fund, -73.0% return) and Realogy Holdings Corp. (RLGY) (0.2% of the Fund, -76.8% return) detracted from returns.

As we look ahead, the potential for increased market volatility remains. Elevated volatility presents opportunities to add value through active stock selection and risk management. While equities continue to post record gains, markets may react negatively to a number of risks, including the threat of ongoing trade tensions between the U.S. and China, a slowdown in global economic growth, and uncertainty surrounding the expectations of accommodative policy. We focus on stock selection while using a variety of portfolio construction tools to manage these risks. In addition, valuation spreads remain historically wide, suggesting a potentially favorable environment for more attractively valued securities in the market. Similarly, mispricings in the U.S. equity market are more extreme in defensive sectors, such as Utilities, as investors position against increased volatility. The portfolio continues to trade at a discount relative to the benchmark, while owning what we believe are fundamentally strong companies with positive or improving investor sentiment.

Fund Managers; Investment Experience

David A. Corris, CFA; since 1999

Thomas Lettenberger, CFA; Since 1994

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BACVX	09658W709	5/27/2014	1.41	1.24
Institutional (I)	MRSNX	09658L596	2/28/2011	1.16	0.99
Retirement (R-6)	BSVGX	09658V388	5/27/2014	0.97	0.84

The above expense ratios are from the Funds’ Prospectus dated April 1, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2020 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Communication Services	0.6
Consumer Discretionary	6.8
Consumer Staples	0.9
Energy	5.4
Financials	27.1
Healthcare	7.4
Industrials	15.6
Information Technology	10.8
Materials	5.0
Real Estate	13.5
Utilities	5.6
Other Assets & Liabilities, Net	1.3
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2019 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class and Retirement R-6 shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2009 to August 31, 2019.

Annual Report	BMO Small-Cap Core Fund

Average annual total returns (%)
	1-Year	5-Years	Since Inception
Advisor Class (A) NAV	(17.39)	5.47	5.78
Advisor Class (A) OFFER	(21.55)	4.39	4.75
Institutional Class (I)	(17.18)	5.73	5.76
Russell 2000® Index	(12.89)	6.41	5.98
Lipper Small-Cap Core Funds Index	(10.51)	6.34	6.04

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Small-Cap Core Fund (the Fund) returned -17.18% for the fiscal year ended August 31, 2019 versus the Russell 2000® Index and the Lipper Small-Cap Core Funds Index, which returned -12.89% and -10.51%, respectively.

Despite multiple pullbacks and periods of elevated market volatility, global equity markets finished the trailing fiscal year in positive territory. Equities finished calendar year 2018 in negative territory, with the fourth quarter marking the single worst quarter of performance since the financial crisis, ending a nine consecutive calendar year stretch of positive returns. The fourth quarter’s sell-off was greatly influenced by instability at the macro-level, which included continued trade tensions between the U.S. and China, concerns over tightening by the U.S. Federal Reserve, Brexit, and the U.S. Government shutdown.

U.S. equities quickly recovered from 2018’s losses, despite negative returns in May and August, as concerns continued to mount over tariffs, yield curve inversion, and slowing global economic growth. Drivers of gains included the continuation of accommodative policy by central bankers and a resilient consumer. The most dominant theme during the year was the continued underperformance of more attractively valued securities in the market. While equities finished the period in positive territory, increasing market volatility, a sharp decrease in interest rates, and the influence of macroeconomic risks continued to drive the outperformance of lower risk stocks. Similarly, larger companies outperformed smaller ones, while investors continued to favor stocks with higher sales and earnings growth, with no regard to valuations.

The Fund underperformed the Russell 2000® Index in the fiscal year. Both sector allocation and stock selection were negative for the period. The Fund’s overweight position in Information Technology and underweight position in Energy added to performance, while an overweight position in Health Care and an underweight position in Utilities detracted from performance. Stock selection was strongest in Health Care and Energy and weakest in Information Technology and Consumer Discretionary. Novocure, Ltd. (NVCRE) (1.0% of the Fund, 101.7% return) and Performance Food Group Company (PFGC) (1.3% of the Fund, 41.4% return) added to the portfolio’s performance, while Evolent Health, Inc. (EVH) (0.4% of the Fund, -73.1% return) and Realogy Holdings Corp. (RLGY) (0.2% of the Fund; -76.8% return) detracted from returns.

As we look ahead, the potential for increased market volatility remains. Elevated volatility presents opportunities to add value through active stock selection and risk management. While equities continue to post record gains, markets may react negatively to a number of risks, including the threat of ongoing trade tensions between the U.S. and China, a slowdown in global economic growth, and uncertainty surrounding the expectations of accommodative policy. We focus on stock selection while using a variety of portfolio construction tools to manage these risks. In addition, valuation spreads remain historically wide, suggesting a potentially favorable environment for more attractively valued securities in the market. Similarly, mispricings in the U.S. equity market are more extreme in defensive sectors, such as Utilities, as investors position against increased volatility. The portfolio continues to trade at a discount relative to the benchmark, while owning what we believe are fundamentally strong companies with positive or improving investor sentiment.

Fund Managers; Investment Experience

David A. Corris, CFA; since 1999

Thomas Lettenberger, CFA; Since 1994

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BCCAX	09658W808	5/27/2014	1.62	1.15
Institutional (I)	BSCNX	09658V537	12/27/2013	1.37	0.90

The above expense ratios are from the Funds’ Prospectus dated April 1, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2020 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Communication Services	2.8
Consumer Discretionary	7.6
Consumer Staples	3.7
Energy	2.0
Financials	15.8
Healthcare	19.3
Industrials	18.0
Information Technology	16.2
Materials	3.0
Real Estate	6.6
Utilities	2.9
Other Assets & Liabilities, Net	2.1
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2019 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2009 to August 31, 2019.

Annual Report	BMO Small-Cap Growth Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years	Since Inception
Advisor Class (A) NAV	(16.12)	—	—	5.96
Advisor Class (A) OFFER	(20.33)	—	—	3.57
Institutional Class (I)	(15.92)	3.79	11.52	7.92
Russell 2000® Growth Index	(11.02)	8.06	13.06	13.06
Lipper Small-Cap Growth Funds Index	(4.41)	10.09	13.50	13.50

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Small-Cap Growth Fund (the Fund) returned -15.92% for the fiscal year ended August 31, 2019 versus the Russell 2000® Growth Index and the Lipper Small-Cap Growth Funds Index, which returned -11.02% and -4.41%, respectively.

Despite multiple pullbacks and periods of elevated market volatility, global equity markets finished the trailing fiscal year in positive territory. Equities finished calendar year 2018 in negative territory, with the fourth quarter marking the single worst quarter of performance since the financial crisis, ending a nine consecutive calendar year stretch of positive returns. The fourth quarter’s sell-off was greatly influenced by instability at the macro-level, which included continued trade tensions between the U.S. and China, concerns over tightening by the U.S. Federal Reserve, Brexit, and the U.S. Government shutdown.

U.S. equities quickly recovered from 2018’s losses, despite negative returns in May and August, as concerns continued to mount over tariffs, yield curve inversion, and slowing global economic growth. Drivers of gains included the continuation of accommodative policy by central bankers and a resilient consumer. The most dominant theme during the year was the continued underperformance of more attractively valued securities in the market. While equities finished the period in positive territory, increasing market volatility, a sharp decrease in interest rates, and the influence of macroeconomic risks continued to drive the outperformance of lower risk stocks. Similarly, larger companies outperformed smaller ones, while investors continued to favor stocks with higher sales and earnings growth, with no regard to valuations.

The Fund underperformed the Russell 2000® Growth Index in the fiscal year. Both sector allocation and stock selection were negative for the period. The Fund’s overweight positions in Information Technology and Real Estate added to performance, while an overweight position in Energy and an underweight position in Utilities detracted from performance. Stock selection was strongest in Health Care and Consumer Staples and weakest in Information Technology andConsumer Discretionary. Ciena Corporation (CIEN) (0.9% of the Fund, 29.6% return) and Genomic Health Inc. (GHDX) (1.2% of the Fund, 25.3% return) added to the portfolio’s performance, while Evolent Health, Inc. (EVH) (0.5% of the Fund; -73.1% return) and TrueCar, Inc. (TRUE) (0.4% of the Fund, -69.2% return) detracted from returns.

As we look ahead, the potential for increased market volatility remains. Elevated volatility presents opportunities to add value through active stock selection and risk management. While equities continue to post record gains, markets may react negatively to a number of risks, including the threat of ongoing trade tensions between the U.S. and China, a slowdown in global economic growth, and uncertainty surrounding the expectations of accommodative policy. We focus on stock selection while using a variety of portfolio construction tools to manage these risks. In addition, valuation spreads remain historically wide, suggesting a potentially favorable environment for more attractively valued securities in the market. Similarly, mispricings in the U.S. equity market are more extreme in defensive sectors, such as Utilities, as investors position against increased volatility. The portfolio continues to trade at a discount relative to the benchmark, while owning what we believe are fundamentally strong companies with positive or improving investor sentiment.

Fund Managers; Investment Experience

David A. Corris, CFA; since 1999

Thomas Lettenberger, CFA; Since 1994

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BSLAX	09658V339	5/31/2017	1.28	1.24
Institutional (I)	MSGIX	09658L620	1/31/2008	1.02	0.99

The above expense ratios are from the Funds’ Prospectus dated April 1, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2020 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Communication Services	3.2
Consumer Discretionary	10.2
Consumer Staples	5.1
Energy	1.0
Financials	5.3
Healthcare	28.3
Industrials	19.7
Information Technology	18.9
Materials	2.6
Real Estate	4.4
Other Assets & Liabilities, Net	1.3
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2019 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2009 to August 31, 2019.

Annual Report	BMO Global Low Volatility Equity Fund

Average annual total returns (%)
	1-Year	5-Years	Since Inception
Advisor Class (A) NAV	2.21	6.06	6.38
Advisor Class (A) OFFER	(2.92)	4.99	5.34
Institutional Class (I)	2.48	6.31	7.82
Morgan Stanley Capital International All Country World Index	(0.28)	5.51	7.14
Lipper Global Multi-Cap Value Funds Index	(6.16)	2.47	4.27

*	Cumulative for periods less than one year. Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Global Low Volatility Equity Fund (the Fund) returned 2.48% for the fiscal year ended August 31, 2019 versus the Morgan Stanley Capital International All Country World Index (MSCI ACW) Net and the Lipper Global Multi-Cap Value Funds Index, which returned -0.28% and -6.16%, respectively.

Despite multiple pullbacks and periods of elevated market volatility, global equity markets finished the trailing fiscal year in positive territory. Equities finished calendar year 2018 in negative territory, with the fourth quarter marking the single worst quarter of performance since the financial crisis, ending a nine consecutive calendar year stretch of positive returns. The fourth quarter’s sell-off was greatly influenced by instability at the macro-level, which included continued trade tensions between the U.S. and China, concerns over tightening by the U.S. Federal Reserve, Brexit, and the U.S. Government shutdown.

U.S. equities quickly recovered from 2018’s losses, despite negative returns in May and August, as concerns continued to mount over tariffs, yield curve inversion, and slowing global economic growth. Drivers of gains included the continuation of accommodative policy by central bankers and a resilient consumer. The most dominant theme during the year was the continued underperformance of more attractively valued securities in the market. While equities finished the period in positive territory, increasing market volatility, a sharp decrease in interest rates, and the influence of macroeconomic risks continued to drive the outperformance of lower risk stocks. Similarly, larger companies outperformed smaller ones, while investors continued to favor stocks with higher sales and earnings growth, with no regard to valuations.

The Fund outperformed the MSCI ACWI Index Net in the fiscal year. Sector allocation was positive while stock selection was negative for the period. The Fund’s overweight position in Utilities and underweight position in Energy added to performance, while an underweight position in Information Technology and overweight position in Financials detracted from performance. Stock selection was strongest in Materials and Real Estate and weakest in Utilities and Consumer Discretionary. Merck & Co. Inc. (2.3% of the Fund, 29.6% return) and IRB Brasil Resseguros SA (1.1% of the Fund, 88.4% return) added to the Fund’s performance, while Public Bank Bhd. (1.7% of the Fund, -17.4% return) and Hang Seng Bank Ltd. (1.2% of the Fund, -19.8% return) detracted from returns.

As we look ahead, the potential for increased market volatility remains. Elevated volatility presents opportunities to add value through active stock selection and risk management. While equities continue to post record gains, markets may react negatively to a number of risks, including the threat of ongoing trade tensions between the U.S. and China, a slowdown in global economic growth, and uncertainty surrounding the expectations of accommodative policy. We focus on stock selection while using a variety of portfolio construction tools to manage these risks. In addition, valuation spreads remain historically wide, suggesting a potentially favorable environment for more attractively valued securities in the market. Similarly, mispricings in the U.S. equity market are more extreme in defensive sectors, such as Utilities, as investors position against increased volatility. The portfolio continues to trade at a discount relative to the benchmark, while owning what we believe are fundamentally strong companies with positive or improving investor sentiment.

Fund Managers; Investment Experience

Jay Kaufman, CFA; since 2006

Ernesto Ramos, Ph.D.; since 1988

David Rosenblatt, CFA; since 2007

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BAEGX	09658W873	5/27/2014	1.46	1.10
Institutional (I)	BGLBX	09658V768	9/30/2013	1.19	0.85

The above expense ratios are from the Funds’ Prospectus dated April 1, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2020 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Communication Services	11.0
Consumer Discretionary	4.5
Consumer Staples	12.7
Energy	1.8
Financials	17.7
Healthcare	10.7
Industrials	3.5
Information Technology	0.3
Materials	2.7
Real Estate	12.3
Utilities	20.4
Other Assets & Liabilities, Net	2.4
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2019 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2009 to August 31, 2019.

Annual Report	BMO Disciplined International Equity Fund

Average annual total returns (%)
	1-Year	Since Inception
Advisor Class (A) NAV	(6.91)	1.63
Advisor Class (A) OFFER	(11.60)	0.31
Institutional Class (I)	(6.64)	1.88
Morgan Stanley Capital International Europe, Australasia, Far East Index	(3.26)	4.74
Lipper International Multi-Cap Core Funds Index	(4.01)	9.16

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Disciplined International Equity Fund (the Fund) returned -6.64% for the fiscal year ended August 31, 2019 versus the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE) and the Lipper International Multi-Cap Core Funds Index, which returned -3.26% and -4.01%, respectively.

Despite multiple pullbacks and periods of elevated market volatility, global equity markets finished the trailing fiscal year in positive territory. Equities finished calendar year 2018 in negative territory, with the fourth quarter marking the single worst quarter of performance since the financial crisis, ending a nine consecutive calendar year stretch of positive returns. The fourth quarter’s sell-off was greatly influenced by instability at the macro-level, which included continued trade tensions between the U.S. and China, concerns over tightening by the U.S. Federal Reserve, Brexit, and the U.S. Government shutdown.

U.S. equities quickly recovered from 2018’s losses, despite negative returns in May and August, as concerns continued to mount over tariffs, yield curve inversion, and slowing global economic growth. Drivers of gains included the continuation of accommodative policy by central bankers and a resilient consumer. The most dominant theme during the year was the continued underperformance of more attractively valued securities in the market. While equities finished the period in positive territory, increasing market volatility, a sharp decrease in interest rates, and the influence of macroeconomic risks continued to drive the outperformance of lower risk stocks. Similarly, larger companies outperformed smaller ones, while investors continued to favor stocks with higher sales and earnings growth, with no regard to valuations.

The Fund underperformed the MSCI EAFE Index in the fiscal year. Both sector allocation and stock selection were negative for the period. The Fund’s overweight position in Health Care and underweight position in Financials added to performance, while an underweight position in Consumer Staples and overweight position in Materials detracted from performance. Stock selection was strongest in Financials and Utilities and weakest in Consumer Discretionary and Consumer Staples. Evolution Mining Ltd. (1.6% of the Fund, 85.9% return) and Enel SpA (3.0% of the Fund, 53.8% return) added to the Fund’s performance, while Covestro AG (1.8% of the Fund, -44.5% return) and Equinor ASA (1.7% of the Fund, -30.3% return) detracted from returns.

As we look ahead, the potential for increased market volatility remains. Elevated volatility presents opportunities to add value through active stock selection and risk management. While equities continue to post record gains, markets may react negatively to a number of risks, including the threat of ongoing trade tensions between the U.S. and China, a slowdown in global economic growth, and uncertainty surrounding the expectations of accommodative policy. We focus on stock selection while using a variety of portfolio construction tools to manage these risks. In addition, valuation spreads remain historically wide, suggesting a potentially favorable environment for more attractively valued securities in the market. Similarly, mispricings in the U.S. equity market are more extreme in defensive sectors, such as Utilities, as investors position against increased volatility. The portfolio continues to trade at a discount relative to the benchmark, while owning what we believe are fundamentally strong companies with positive or improving investor sentiment.

Fund Managers; Investment Experience

Jay Kaufman, CFA; since 2006

Ernesto Ramos, Ph.D.; since 1988

David Rosenblatt, CFA; since 2007

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BDAQX	09658W667	9/17/2015	1.27	1.15
Institutional (I)	BDIQX	09658W659	9/17/2015	1.03	0.90

The above expense ratios are from the Funds’ Prospectus dated April 1, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2020 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Communication Services	7.7
Consumer Discretionary	8.7
Consumer Staples	7.6
Energy	7.2
Financials	15.9
Healthcare	13.4
Industrials	10.9
Information Technology	8.0
Materials	10.6
Real Estate	3.6
Utilities	4.9
Consumer Discretionary	0.2
Other Assets & Liabilities, Net	1.3
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2019 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2009 to August 31, 2019.

Annual Report	BMO Pyrford International Stock Fund

Average annual total returns (%)
	1-Year	5-Years	Since Inception
Advisor Class (A) NAV	0.04	1.48	1.38
Advisor Class (A) OFFER	(4.99)	0.45	0.40
Institutional Class (I)	0.25	1.74	5.83
Retirement Class (R-6)	0.44	1.89	1.80
Morgan Stanley Capital International Europe, Australasia, Far East Index	(3.26)	1.89	6.69
Lipper International Multi-Cap Core Funds Index	(4.01)	1.82	6.55

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Pyrford International Stock Fund (the Fund) returned 0.25% for the fiscal year ended August 31, 2019 versus the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East Index (EAFE) and the Lipper International Multi-Cap Core Funds Index, which returned -3.26% and -4.01%, respectively.

Negative market performance over the fiscal year was dominated by the selloff in Q4 2018 as concerns over quantitative tightening saw volatility return. Disappointingly, central banks coalesced and have since moved to an easing bias providing support to equity markets. Given all the political unrest throughout the world and the American-led attack on the global trade status-quo, it is surprising that equity markets have remained relatively calm since the turn of the calendar year.

Relative performance was driven predominantly by our Asia Pacific country allocation, in particular Japan. Our underweight to Japan is based on elevated valuations, the burdensome debt level, and soft economic growth. We did give back some relative performance through being underweight the Japanese Yen which has strengthened, benefitting from the view it is a safe haven currency. Australian stock selection was positive, led by Woolworths Group, Ltd. (2.2% of the Fund, 29.0% return) that reported a steady increase in food sales and a low-cost gold producer that benefitted from the increase in gold price.

Stock selection in Europe added, led by Switzerland and Sweden. High quality companies with durable earnings led the way as Swiss Health Care names outperformed having lagged strong international equity markets in 2017. Similarly, Swedish stock selection outperformed by focusing on sustainable earnings with exposure to Industrials leading the way.

We retain a cautious outlook for economic growth and remain mindful of valuations in markets. The frantic money-printing environment of post-2008 is gradually coming to a close, but massive unwinding is now required, which will take years of the world economy hanging together with decent growth long enough for it to occur. The up-cycle is already long in the tooth, so this may turn out to be an optimistic expectation. The primary beneficiaries of the unorthodox central bank actions have been equities and bonds, with both now expensive.

Investment Adviser:

BMO Asset Management Corp.

Sub-adviser:

Pyrford International Ltd.

Fund Managers; Investment Experience

Tony Cousins, CFA; since 1985

Daniel McDonagh, CFA; since 1997

Paul Simons, CFA; since 1996

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BPIAX	09658W840	5/27/2014	1.22	1.20
Institutional (I)	MISNX	09658L513	12/29/2011	0.97	0.95
Retirement (R-6)	BISGX	09658V362	5/27/2014	0.82	0.80

The above expense ratios are from the Funds’ Prospectus dated April 1, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2020 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Communication Services	10.6
Consumer Discretionary	4.2
Consumer Staples	15.7
Energy	7.1
Financials	9.5
Healthcare	10.7
Industrials	20.0
Information Technology	6.2
Materials	4.2
Utilities	5.0
Materials	1.4
Other Assets & Liabilities, Net	5.4
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2019 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class and Retirement R-6 shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2009 to August 31, 2019.

Annual Report	BMO LGM Emerging Markets Equity Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years	Since Inception
Advisor Class (A) NAV	(3.05)	2.23	—	2.96
Advisor Class (A) OFFER	(7.88)	1.19	—	1.97
Institutional Class (I)	(2.76)	2.51	4.26	7.64
Morgan Stanley Capital International Emerging Markets Index	(4.36)	0.38	4.07	4.07
Lipper Emerging Markets Funds Index	(1.65)	0.76	4.57	4.57

*	Cumulative for periods less than one year. Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO LGM Emerging Markets Equity Fund (the Fund) returned -2.76% for the fiscal year ended August 31, 2019 versus the Morgan Stanley Capital International Emerging Markets Index and the Lipper Emerging Markets Funds Index, which returned -4.36% and -1.65%, respectively.

The fiscal year was a highly volatile and fragile period, primarily due to the ongoing trade conflict between the U.S. and China. 2019 got off to a very strong start in January after a very disappointing end to 2018. However, as global growth concerns grew and the impasse on trade persisted, sentiment began to see-saw.

Contributing to performance were exposures in Hong Kong/China, Indonesia, and Mexico, while security selection in South Africa and India cost most relative performance. While Chinese equities were volatile in the period, portfolio holdings in the market delivered very strong gains. This was largely on the back of decent operating numbers, but also their more domestic orientation which gave them some protection from the trade issues. Anta sports (1.6% of the Fund, +53%) and Yum China (4.0% of the Fund, +19%) were the stand outs.

On the down side, the main detractors from performance included Yes Bank in India (0.0% of the Fund, -50%) and Emami (1.42% of the Fund, -47%). Emami has had a tough couple of months, hit both by disappointing earnings and promoter stake sales. Share pledging is endemic in India which typically occurs when a company’s founder pledges a proportion of their shares as collateral for bank loans. Nothing is intrinsically wrong with this practice, let alone illegal, but the promoter risks becoming a forced seller if collateral values fall.

Yes Bank is India’s fourth largest private sector bank and faced multiple challenges in recent months, causing a collapse in the share price. The main issue surrounded the Reserve Bank of India’s announcement that it would block the reappointment of founder and CEO Rana Kapoor (who owns approximately 10% of the bank). Subsequently, it also transpired that Mr. Kapoor had borrowed on the basis of the value of his holdings in Yes Bank. While being perfectly legal, this action should have been disclosed in our view. We reassessed the investment case for the bank on the back of this new information and we felt that we no longer had alignment with the majority shareholder and decided to exit the position.

Investment Adviser:

BMO Asset Management Corp.

Sub-adviser:

LGM Investments Limited

Fund Managers; Investment Experience

Damian Bird, CFA; since 2008

Irina Hunter; since 1994

Rishikesh Patel; since 2003

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BAEMX	09658W824	5/27/2014	1.56	1.41
Institutional (I)	MIEMX	09658L489	12/22/2008	1.30	1.16

The above expense ratios are from the Funds’ Prospectus dated April 1, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2020 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Consumer Discretionary	16.1
Consumer Staples	39.1
Financials	30.4
Healthcare	1.6
Information Technology	2.9
Utilities	1.3
Consumer Staples	3.0
Other Assets & Liabilities, Net	5.6
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2019 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2009 to August 31, 2019.

Annual Report	BMO Alternative Strategies Fund

Average annual total returns (%)
	1-Year	Since Inception
Advisor Class (A) NAV	(5.34)	(0.19)
Advisor Class (A) OFFER	(9.97)	(1.28)
Institutional Class (I)	(5.09)	0.07
Bank of America Merrill Lynch 3-Month T-Bill Index	2.36	0.98
HFRX Global Hedge Fund Index	(1.12)	1.00
Lipper Alternative Multi-Strategy Funds Index	0.58	1.24

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Alternative Strategies Fund returned -4.99% for the fiscal year ended August 31, 2019 versus the Bank of America Merrill Lynch 3-Month T-Bill Index and the HFRX Global Hedge Fund Index, and Lipper Alternative Multi Strategy Funds Index which returned 2.36% and -1.12%, and 0.58% respectively.

Equity long/short strategies detracted value over the fiscal year. Negative stock selection was the main culprit for the underperformance, particularly on long positions. Positioning overweight small cap stocks relative to large cap stocks also was a drag on performance as large caps significantly outperformed small caps. Net long positioning in the U.S. relative to the rest of the world helped performance.

Global macro strategy performance was mixed but overall positive on the year. The quantitative global macro strategy was a standout positive performer. The strategy benefitted from long interest rate positions, as yields fell on the back of dovish central bank guidance and slowing economic growth. The strategy also generated strong returns from long equity positions, particularly in the U.S. and Europe. The discretionary global macro strategy was slightly negative on the year. Losses were primarily from interest rate positioning, mostly short U.S. Treasuries and Eurodollar futures. The strategy generated positive returns from long positioning in equity indices, particularly in the U.S.

Relative value strategies also detracted value. Our equity style premia strategy struggled largely due to an underperformance of value stocks in the U.S. and Japan. The strategy did benefit from a tilt toward low volatility stocks, particularly in the U.S. Our alpha-based market neutral strategy also suffered from the underperformance of value versus growth in the U.S. The strategy benefitted from its overweight to quality firms particularly in the U.S. and Europe. The strategy generated factor-adjusted alpha from short positions, but negative alpha from long positions.

Looking forward, slowing global economic data and the U.S. and China trade conflict will continue to force central banks to ease monetary policy and drive swings in markets. Recession risks are rising; however, the U.S. consumer has been resilient. Going into the 2020 elections, we believe the Trump administration’s top priority will be to maintain economic momentum, which should lead to eventual easing in trade tensions. We believe the Federal Reserve is ready to continue cutting rates to offset weakness in manufacturing and to try to insulate the U.S. consumer, but the risk remains that further consumer focused tariffs are scheduled to go into effect in December.

Investment Adviser:

BMO Asset Management Corp.

Sub-advisers:

BMO Asset Management Limited

Graham Capital Management, L.P.

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BMATX	09658W683	12/16/2014	2.57	2.02
Institutional (I)	BMASX	09658W675	12/16/2014	2.28	1.77

The above expense ratios are from the Funds’ Prospectus dated April 1, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2020 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Communication Services	1.6
Consumer Discretionary	0.8
Consumer Staples	2.8
Energy	0.5
Financials	2.4
Healthcare	4.0
Industrials	2.9
Information Technology	1.7
Materials	1.6
Real Estate	1.8
Utilities	0.7
Short-Term Investments	68.1
Other Assets & Liabilities	11.1
Total	100.0

*	See Schedules of Investments for additional detail on investment type.

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2019 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2009 to August 31, 2019.

Annual Report	BMO Global Long/Short Equity Fund

Average annual total returns (%)
	1-Year	Since Inception
Advisor Class (A) NAV	(10.94)	2.88
Advisor Class (A) OFFER	(15.39)	1.54
Institutional Class (I)	(10.91)	3.09
Morgan Stanley Capital International (MSCI) All Country World Index	(0.28)	8.94
Lipper Alternative Long/Short Equity Funds Index	(1.34)	2.81

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Global Long/Short Equity Fund (the Fund) returned -10.91% for the fiscal year ended August 31, 2019 versus the Morgan Stanley Capital International All Country World Index and the Lipper Alternative Long/Short Equity Funds Index, which returned -0.28% and -1.34%, respectively.

Despite multiple pullbacks and periods of elevated market volatility, global equity markets finished the fiscal year in positive territory. Equities finished 2018 in negative territory, with the fourth quarter marking the single worst quarter of performance since the financial crisis, ending a nine consecutive calendar year stretch of positive returns. The fourth quarter’s sell-off was greatly influenced by instability at the macro-level, which included continued trade tensions between the U.S. and China, concerns over tightening by the U.S. Federal Reserve, Brexit, and the U.S. Government shutdown.

Global equities quickly recovered from 2018’s losses, despite negative returns in May and August as concerns continued to mount over tariffs, yield curve inversion, and slowing global economic growth. Drivers of gains included the continuation of accommodative policy by central bankers and a resilient consumer. The most dominant theme during the year was the continued underperformance of more attractively valued securities in the market. While equities finished the period in positive territory, increasing market volatility, a sharp decrease in interest rates, and the influence of macroeconomic risks continued to drive the outperformance of lower risk stocks. Similarly, larger companies outperformed smaller ones, while investors continued to favor stocks with higher sales and earnings growth, with no regard to valuations.

The Fund underperformed the MSCI All Country World Index in the fiscal year. Relating the market environment back to our process, the strategy’s long exposure to companies with attractive valuations was a significant detractor from performance as investors preferred more expensive companies with higher growth. On the other hand, the strategy’s long exposure to companies with strong fundamental characteristics added to returns as companies with higher quality and profitability held strong during a volatile month of May. However, this did not offset weak results from company valuations. While the strategy lagged for the quarter in aggregate, the portfolio continues to display the intended risk characteristics with volatility and drawdowns at a fraction of those of the MSCI ACWI.

Geographically, the Fund held meaningful weight in 24 countries during the quarter with high-level exposures largely consistent with those of last quarter. The U.S. continues to represent the largest net exposure in the portfolio, while Japan represents the portfolio’s largest net short position. Stock selection was strongest in Europe, while stock selection detracted most in North America. From a sector perspective, the portfolio’s underweight position in Energy was a contributor to performance, while an underweight position in Information Technology detracted. Stock selection was strongest in Real Estate, while selection in Health Care was a significant detractor.

As we look ahead, the potential for increased market volatility remains. Elevated volatility presents opportunities to add value through active stock selection and risk management. While equities continue to post record gains, markets may react negatively to a number of risks, including the threat of ongoing trade tensions between the U.S. and China, a slowdown in global economic growth, and uncertainty surrounding the expectations of accommodative policy. We focus on stock selection while using a variety of portfolio construction tools to manage these risks. In addition, valuation spreads remain historically wide, suggesting a potentially favorable environment for more attractively valued securities in the market. Similarly, mispricings in the U.S. equity market are more extreme in defensive sectors, such as utilities, as investors position against increased volatility. The portfolio continues to trade at a discount relative to the benchmark, while owning what we believe are fundamentally strong companies with positive or improving investor sentiment.

Fund Managers; Investment Experience

Jay Kaufman, CFA; since 2006

Ernesto Ramos, Ph.D.; since 1988

David Rosenblatt, CFA; since 2006

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BGAQX	09658W626	9/17/2015	2.89	1.66
Institutional (I)	BGIQX	09658W618	9/17/2015	2.66	1.41

The above expense ratios are from the Funds’ Prospectus dated April 1, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2020 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Communication Services	7.6
Consumer Discretionary	4.2
Consumer Staples	13.4
Energy	2.4
Financials	11.9
Healthcare	18.6
Industrials	14.0
Information Technology	7.9
Materials	7.7
Real Estate	8.4
Utilities	3.1
Short-Term Investments	3.7
Other Assets & Liabilities	(2.9)
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2019 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2009 to August 31, 2019.

Annual Report	BMO Ultra Short Tax-Free Fund

Average annual total returns (%)
	1-Year	5-Years	Since Inception
Advisor Class (A) NAV	1.62	0.82	0.81
Advisor Class (A) OFFER	(0.45)	0.41	0.41
Institutional Class (I)	1.98	1.08	1.26
Blended Index (50% Bloomberg Barclays 1 Year Municipal Bond Index and 50% iMoneyNet, Inc. Money Market Fund Tax-Free National Retail Index)	1.91	0.79	0.68
Lipper Short Municipal Debt Funds Index	2.78	1.12	1.28

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Ultra Short Tax-Free Fund returned 1.98% for the fiscal year ended August 31, 2019 versus the blended (50% Bloomberg Barclays 1 Year Municipal Bond Index and 50% iMoneyNet, Inc. Money Market Fund Tax-Free National Retail Index) and the Lipper Short Municipal Debt Funds Index, which returned 1.91% and 2.78%, respectively.

The fiscal year began with a hawkish Federal Reserve (the Fed) intent on further tightening of short rates, which quickly evolved into the dovishness that investors have learned to love (loath?) since the start of the global financial crisis, culminating in the first Fed easing since late 2008. Why? The global economy is largely at or below stall speed and the Fed is attempting to use monetary policy to keep the U.S. from following suit. This action resulted in a sharp shift in investor sentiment over the course of the fiscal year; from fear gripping the markets in late 2018 to increased risk appetite as a result of Fed capitulation during the first half of calendar 2019. As such, and with volatility still elevated, more defensive asset classes like municipal bonds performed relatively well, with the Bloomberg Barclays Municipal Bond Index, a broad measure of the asset class, up 8.72% for the period. The current low interest rate environment continues to punish traditional savers, so the tax-advantaged income that municipals provide continues to be sought by many investors. In fact, industry mutual fund flows as the fiscal year closed remained at record levels and if the calendar year had ended on August 31, 2019, would represent the second best year on record, trailing only 2009.

The Fund was defensively positioned for much of the fiscal year, remaining up in credit quality and maintaining a slightly shorter duration relative to the benchmark. This conservative stance was a hindrance to performance prior to the Fed capitulation on rates in early 2019; the Fund has gradually increased duration relative to the benchmark since January, while continuing to maintain above average credit quality given our read on where the U.S. currently sits in the economic cycle. The Fund’s exposure to floating rate securities hindered performance, but this was largely offset by strong security selection in the 3-5 year portion of the yield curve. Looking ahead, the current Administration continues its “go it alone” strategy in regards to trade and the trade war with China, despite some occasional efforts at compromise, is likely to remain a headwind to both the global and domestic economies.

Fund Managers; Investment Experience

Thomas Byron; since 1981

Brian Sipich, CFA; since 1998

Robert Wimmel; since 1992

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BAUSX	09658W790	5/27/2014	0.62	0.55
Institutional (I)	MUISX	09658L539	9/30/2009	0.37	0.30

The above expense ratios are from the Funds’ Prospectus dated April 1, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2020 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Municipal Issuance/ Industry Type
Issuance/Industry	Fund (%)
General Obligation — 23.6%
School District	6.7
State or Local	16.9
Revenue Bonds — 78.2%
Appropriation	20.0
Education	6.1
General Revenue	0.6
Health Care	18.3
Housing	5.5
Industrial Revenue	5.3
Power	3.4
Special Tax	6.9
Tobacco	0.6
Transportation	7.6
Water & Sewer	3.9
Other Assets & Liabilities, Net	(1.8)
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2019 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2009 to August 31, 2019.

Annual Report	BMO Short Tax-Free Fund

Average annual total returns (%)
	1-Year	5-Years	Since Inception
Advisor Class (A) NAV	3.10	1.54	1.58
Advisor Class (A) OFFER	1.00	1.12	1.19
Institutional Class (I)	3.35	1.69	1.92
Bloomberg Barclays Short (1-5 Year) Municipal Index	4.05	1.57	1.53
Lipper Short Municipal Debt Funds Index	2.78	1.12	1.01

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Short Tax-Free Fund returned 3.35% for the fiscal year ended August 31, 2019 versus the Bloomberg Barclays Short (1-5 Year) Municipal Index and the Lipper Short Municipal Debt Funds Index, which returned 4.05% and 2.78%, respectively.

The fiscal year began with a hawkish Federal Reserve (the Fed) intent on further tightening of short rates, which quickly evolved into the dovishness that investors have learned to love (loath?) since the start of the global financial crisis, culminating in the first Fed easing since late 2008. Why? The global economy is largely at or below stall speed and the Fed is attempting to use monetary policy to keep the U.S. from following suit. This action resulted in a sharp shift in investor sentiment over the course of the fiscal year; from fear gripping the markets in late 2018 to increased risk appetite as a result of Fed capitulation during the first half of calendar 2019. As such, and with volatility still elevated, more defensive asset classes like municipal bonds performed relatively well, with the Bloomberg Barclays Municipal Bond Index, a broad measure of the asset class, up 8.72% for the period. The current low interest rate environment continues to punish traditional savers, so the tax-advantaged income that municipals provide continues to be sought by many investors. In fact, industry mutual fund flows as the fiscal year closed remained at record levels and if the calendar year had ended on August 31, 2019, would represent the second best year on record, trailing only 2009.

The Fund was defensively positioned for much of the fiscal year, remaining up in credit quality and maintaining a slightly shorter duration relative to the benchmark. This conservative stance was a hindrance to performance prior to the Fed capitulation on rates in early 2019. The Fund has gradually increased duration relative to the benchmark since January, while continuing to maintain above average credit quality given our read on where the U.S. currently sits in the economic cycle. The Fund’s exposure to floating rate securities at the front end of the yield curve hindered performance, but was somewhat offset by overweights of the A and BBB credit tiers, as well as the Hospital and IDR/PCR sectors. Looking ahead, the current Administration continues its “go it alone” strategy in regards to trade and the trade war with China, despite some occasional efforts at compromise, is likely to remain a headwind to both the global and domestic economies.

Fund Managers; Investment Experience

Thomas Byron; since 1981

Brian Sipich, CFA; since 1998

Robert Wimmel; since 1992

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BAUSX	09658W782	5/27/2014	0.67	0.55
Institutional (I)	MUISX	09658L646	11/29/2012	0.48	0.40

The above expense ratios are from the Funds’ Prospectus dated April 1, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2020 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Municipal Issuance/ Industry Type
Issuance/Industry	Fund (%)
General Obligation — 14.2%
School District	4.9
State or Local	9.3
Revenue Bonds — 85.4%
Appropriation	20.1
Education	5.1
General Revenue	0.4
Health Care	25.8
Housing	4.7
Industrial Revenue	2.8
Power	3.1
Special Tax	5.3
Student Loan	0.2
Tobacco	4.2
Transportation	8.5
Water & Sewer	5.2
Other Assets & Liabilities, Net	0.4
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2019 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2009 to August 31, 2019.

Annual Report	BMO Short-Term Income Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years	Since Inception
Advisor Class (A) NAV	4.34	1.72	—	1.65
Advisor Class (A) OFFER	2.24	1.32	—	1.27
Institutional Class (I)	4.59	1.98	2.61	2.94
Bank of America Merrill Lynch 1-3 Year U.S. Government/Corporate Index	4.63	1.59	1.60	1.60
Lipper Short Investment-Grade Debt Funds Index	4.47	1.84	2.35	2.35

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Short-Term Income Fund (the Fund) returned 4.59% for the fiscal year ended August 31, 2019 versus the Bank of America Merrill Lynch 1-3 Year U.S. Government/Corporate Index and the Lipper Short Investment-Grade Debt Funds Index, which returned 4.63% and 4.47%, respectively.

The most significant episodes affecting the marketplace over the fiscal year were the interest rate policy moves by the Federal Reserve (the Fed), pressure from rising trade tariffs, and concerns over a slowing global economy. The Fed raised interest rates twice in the last 3 meetings of 2018, then kept the rate unchanged for the first 7 months of 2019, before lowering the overnight interest rate in late July 2019, for the 1st time in over 10 years. While technical factors in the domestic economy remain strong (unemployment near a historic low, growth in the mid-2% area, and stubbornly low inflation), increasing trade tariffs and vitriol between the U.S. and China and a dramatically slower global economy were causes for concern and drove a significant “flight to quality”. The overall shape of the yield curve flattened dramatically. Interest rates in the front-end of the curve declined at a slower pace than longer dated maturities, which is known as a “bull flattener”. Thanks in large part to the nearly $17 trillion in negative yielding, sovereign debt, the areas of the yield curve that saw the most buying were the 5 year and longer spaces, as investors clamored for safety and yield.

An overweight exposure to the Corporate and Asset-Backed (ABS) sectors, as compared to the benchmark index, was generally beneficial to performance as they were top performers. Conversely, a short-to-neutral portfolio duration, especially in early 2019, detracted from performance, as interest rates fell dramatically across the yield curve. The overweight to the spread sectors proved detrimental for a couple particular months, when spreads widened during a big push into U.S. Government assets. A barbell term structure, aided by the liberal use of floating rate instruments, was additive as the yield curve flattened in maturities greater than 3-months.

In the fiscal year, the Fed raised the overnight interest rate twice, only to turn around and reduce that same rate. The nearly 180 degree turn in monetary policy resulted largely from increased trade conflicts and concern about a slowing global economy. The potential for a “no deal Brexit” only has added to that concern. In the minutes from the late July 2019 Fed meeting, Fed Chair Powell referred to the rate decrease as a “mid-cycle correction”, but market participants are more cynical on the state of the economy and have built in additional rate decreases in the forward curve. According to the Fed Funds Futures market, as of August 31, 2019, 100% of market participants felt that the Fed would decrease the overnight lending rate by 0.25% at the September meeting, with approximately 83% expecting a lower overnight rate by 0.50% before the end of 2019.

The trends of lower rates and a flatter yield curve are likely to remain in place. Looking forward, tenuous geopolitics, a slowing global economy and a seemingly endless series of trade skirmishes are apt to foster near-term rate volatility across the yield curve.

Fund Managers; Investment Experience

Peter J. Arts; since 1992

Boyd R. Eager; since 1997

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BTMAX	09658W774	5/27/2014	0.72	0.61
Institutional (I)	MSIFX	09658L570	5/31/2007	0.47	0.36

The above expense ratios are from the Funds’ Prospectus dated April 1, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2020 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Asset-Backed Securities	20.7
Collateralized Mortgage Obligations	8.1
Commercial Mortgage Securities	5.5
Corporate Bonds & Notes	49.5
Mutual Funds	0.4
U.S. Government & U.S. Government Agency Obligations	10.7
U.S. Government Agency-Mortgage Securities	1.5
Other Assets & Liabilities, Net	3.6
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2019 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2009 to August 31, 2019.

Annual Report	BMO Intermediate Tax-Free Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years	Since Inception
Investor Class (Y)	7.05	3.22	4.20	4.39
Advisor Class (A) NAV	7.05	3.23	—	3.35
Advisor Class (A) OFFER	3.34	2.49	—	2.66
Institutional Class (I)	7.40	3.47	—	4.34
Bloomberg Barclays 1-15 Year Blend Municipal Bond Index	7.67	3.20	3.86	3.86
Lipper Intermediate Municipal Debt Funds Index	7.45	3.07	3.79	3.79

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Intermediate Tax-Free Fund returned 7.40% for the fiscal year ended August 31, 2019 versus the Bloomberg Barclays 1-15 Year Blend Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Index, which returned 7.67% and 7.45%, respectively.

The fiscal year began with a hawkish Federal Reserve (the Fed) intent on further tightening of short rates, which quickly evolved into the dovishness that investors have learned to love (loath?) since the start of the global financial crisis, culminating in the first Fed easing since late 2008. Why? The global economy is largely at or below stall speed and the Fed is attempting to use monetary policy to keep the U.S. from following suit. This action resulted in a sharp shift in investor sentiment over the course of the fiscal year; from fear gripping the markets in late 2018 to increased risk appetite as a result of Fed capitulation during the first half of calendar 2019. As such, and with volatility still elevated, more defensive asset classes like municipal bonds performed relatively well, with the Bloomberg Barclays Municipal Bond Index, a broad measure of the asset class, up 8.72% for the period. The current low interest rate environment continues to punish traditional savers, so the tax-advantaged income that municipals provide continues to be sought by many investors. In fact, industry mutual fund flows as the fiscal year closed remained at record levels, and if the calendar year had ended on August 31, 2019, would represent the second best year on record, trailing only 2009.

The Fund was defensively positioned for much of the fiscal year, remaining up in credit quality and maintaining a slightly shorter duration relative to the benchmark. This conservative stance was a hindrance to performance prior to the Fed capitulation on rates in early 2019. The Fund has gradually increased duration relative to the benchmark since January, ending the fiscal year slightly long the benchmark on this metric, while continuing to maintain above average credit quality given our read on where the U.S. currently sits in the economic cycle. The Fund’s exposure to floating rate securities at the front end of the yield curve hindered performance, but was largely offset by security selection on the long end of the yield curve. Looking ahead, the current Administration continues its “go it alone” strategy in regards to trade and the trade war with China, despite some occasional efforts at compromise, is likely to remain a headwind to both the global and domestic economies.

Fund Managers; Investment Experience

Thomas Byron; since 1981

Brian Sipich, CFA; since 1998

Robert Wimmel; since 1992

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Investor (Y)	MITFX	09658L760	2/1/1994	0.55	0.54
Advisor (A)	BITAX	09658W766	5/27/2014	0.55	0.54
Institutional (I)	MIITX	09658L778	12/27/2010	0.30	0.30

The above expense ratios are from the Funds’ Prospectus dated April 1, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2020 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Municipal Issuance/ Industry Type
Issuance/Industry	Fund (%)
General Obligation — 20.8%
School District	10.2
State or Local	10.6
Revenue Bonds — 79.5%
Appropriation	21.2
Education	8.3
General Revenue	0.7
Health Care	19.5
Housing	2.5
Industrial Revenue	0.7
Power	1.6
Special Tax	2.3
Student Loan	0.3
Tobacco	1.5
Transportation	14.4
Water & Sewer	6.5
Other Assets & Liabilities, Net	(0.3)
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2019 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Investor Class shares of the Fund. Performance for the Advisor Class and Institutional Class shares will vary from the performance of the Investor Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Investor Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2009 to August 31, 2019.

Annual Report	BMO Strategic Income Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years	Since Inception
Investor Class (Y)	9.08	3.81	3.92	4.94
Advisor Class (A) NAV	9.08	3.81	—	3.79
Advisor Class (A) OFFER	5.25	3.07	—	3.09
Institutional Class (I)	9.23	4.07	4.17	4.65
Bloomberg Barclays U.S. Aggregate Bond Index*	10.17	3.35	3.91	3.91
Bloomberg Barclays U.S. Mortgage Backed Securities Index	7.06	2.75	3.21	3.21
Lipper Multi-Sector Funds Index	6.61	3.26	5.72	5.72

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Strategic Income Fund (the Fund) returned 9.23% for the fiscal year ended August 31, 2019 versus the Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Mortgage Backed Securities Index and the Lipper Multi-Sector Funds Index, which returned 10.17%, 7.06% and 6.61%, respectively.

The Fund delivered strong absolute returns, significantly outperforming the peer group, but underperformed its benchmark in the period. The sharp decline in interest rates on the U.S. Treasury, which fell from 2.86% at the end of August 2018, to 1.50% at the end of August 2019, drove the higher than expected returns in the bond market. In this environment, Treasuries returned over 10% for the period. The Fund’s below benchmark duration reduced relative returns given the magnitude of decline in rates during the period.

Individual security selection within corporate credit was a negative factor for performance in the period; in particular, selection within the Energy, Food & Beverage and Pharmaceuticals sectors detracted from returns, while selection within the Media and Metals & Mining sectors contributed positively to returns.

The Fund’s significant yield advantage versus the benchmark contributed additional income during the period, increasing overall returns. Sector allocations to investment grade credit (+108 basis points of excess return) and emerging market debt (+168 bps) were additive to returns. Within investment grade, the overweight to lower quality investment grade (BBB +146 bps) was beneficial. High yield (-43 bps) underperformed investment grade, but high quality high yield (BB +190 bps) added to returns. Allocations to securitized products were additive, with positive contributions from commercial mortgage backed securities (CMBS), and non-agency residential mortgage backed securities (RMBS), which continued to enhance portfolio income with their significant yield advantage relative to agency equivalents. In particular, lower rated CMBS tranches performed well; allocations to agency mortgages underperformed in the period.

Looking forward, our view is constructive for U.S. fixed income, particularly non-governmental sectors, based on slowing, but resilient U.S. economic data and newly accommodative monetary policy. We expect recent U.S. monetary policy easing to continue, providing increased liquidity to markets. Possible challenges in the coming year include the ongoing tariff tensions, further slowing of U.S. data, and the upcoming presidential election. While valuations are fair in the current context, the potential exists for increased volatility from these factors. Deteriorating economic data outside of the U.S. poses risks for the U.S. economy, but to date has been positive for U.S. fixed income as relatively higher yielding U.S. assets have attracted global demand. On balance, these factors suggest a favorable outlook for the sector, but one with potential for volatility.

Fund Managers; Investment Experience

Scott M. Kimball, CFA; since 2004

Frank J. Reda, CMT; since 2001

Janelle Woodward, CFA; since 2003

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Investor (Y)	MRGIX	09658L810	12/13/1992	0.91	0.80
Advisor (A)	BMTAX	09658W758	5/27/2014	0.92	0.80
Institutional (I)	MGIIX	09658L828	5/31/2007	0.67	0.55

The above expense ratios are from the Funds’ Prospectus dated April 1, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2020 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Asset-Backed Securities	0.2
Collateralized Mortgage Obligations	14.5
Commercial Mortgage Securities	3.8
Corporate Bonds & Notes	69.7
U.S. Government Agency-Mortgage Securities	8.1
Other Assets & Liabilities, Net	3.7
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2019 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Investor Class and Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2009 to August 31, 2019.

Annual Report	BMO TCH Corporate Income Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years	Since Inception
Investor Class (Y)	10.88	4.51	6.32	7.67
Advisor Class (A) NAV	10.89	4.51	—	4.67
Advisor Class (A) OFFER	7.04	3.77	—	3.97
Institutional Class (I)	11.07	4.67	6.49	7.85
Bloomberg Barclays U.S. Credit Index	12.99	4.37	5.56	5.56
Lipper Corporate Debt Funds BBB-Rated Index	13.28	4.37	6.03	6.03

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO TCH Corporate Income Fund (the Fund) returned 11.07% for the fiscal year ended August 31, 2019 versus the Bloomberg Barclays U.S. Credit Index and the Lipper Corporate Debt Funds BBB-Rated Index, which returned 12.99% and 13.28%, respectively.

The Fund delivered strong absolute returns, outperforming the peer group, but underperformed its benchmark in the period. The sharp decline in interest rates on the U.S. Treasury, which fell from 2.86% at the end of August 2018, to 1.50% at the end of August 2019, drove the higher than expected returns in the bond market. In this environment, Treasuries returned over 10% for the period.

The Fund entered the period with below benchmark duration, which reduced relative performance in the period. The Fund converged duration to benchmark levels as the period progressed, mitigating further negative impacts from the decline in rates. As part of this repositioning, the Fund reduced its exposure to investment grade corporate floating rate notes; floating rate notes delivered positive excess returns, but underperformed fixed rate credit in the period.

Individual security selection within corporate credit was a negative factor for performance in the period; in particular, selection within the Energy, Food & Beverage and Pharmaceuticals sectors detracted from returns.

Sector and quality selection was additive. Within credit, the Fund was overweight lower quality investment grade securities, which outperformed higher quality securities with BBB rated bonds outperforming overall credit by 48 basis points of excess return, though the portfolio also had an allocation to high yield, which underperformed investment grade by 151 basis points of excess returns. Over the course of the year, the Fund reduced these lower quality allocations as spreads tightened. The overweight to Financial issuers (+171 bps excess returns) and underweight to Utilities (-76 bps excess returns) contributed positively to returns.

Looking forward, our view is constructive for U.S. fixed income, particularly non-governmental sectors, based on slowing, but resilient U.S. economic data and newly accommodative monetary policy. We expect recent U.S. monetary policy easing to continue, providing increased liquidity to markets. Possible challenges in the coming year include the ongoing tariff tensions, further slowing of U.S. data, and the upcoming presidential election. While valuations are fair in the current context, the potential exists for increased volatility from these factors. Deteriorating economic data outside of the U.S. poses risks for the U.S. economy, but to date has been positive for U.S. fixed income as relatively higher yielding U.S. assets have attracted global demand. On balance, these factors suggest a favorable outlook for the sector, but one with potential for volatility.

Investment Adviser:

BMO Asset Management Corp.

Sub-adviser:

Taplin, Canida & Habacht, LLC

Fund Managers; Investment Experience

Scott M. Kimball, CFA; since 2004

Frank J. Reda, CMT; since 2001

Janelle Woodward, CFA; since 2003

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Investor (Y)	MCIYX	09658L851	12/22/2008	0.63	0.59
Advisor (A)	BATIX	09658W733	5/27/2014	0.63	0.59
Institutional (I)	MCIIX	09658L869	12/22/2008	0.45	0.45

The above expense ratios are from the Funds’ Prospectus dated April 1, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2020 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Corporate Bonds & Notes	93.4
Municipals	0.1
Other Assets & Liabilities, Net	6.5
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2019 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Investor Class and Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2009 to August 31, 2019.

Annual Report	BMO TCH Core Plus Bond Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years	Since Inception
Investor Class (Y)	8.63	3.15	4.94	5.62
Advisor Class (A) NAV	8.63	3.15	—	3.35
Advisor Class (A) OFFER	4.86	2.43	—	2.65
Institutional Class (I)	8.99	3.43	5.19	5.88
Bloomberg Barclays U.S. Aggregate Bond Index	10.17	3.35	3.91	3.91
Lipper Core Plus Bond Funds Index	9.73	3.48	4.87	4.87

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO TCH Core Plus Bond Fund (the Fund) returned 8.99% for the fiscal year ended August 31, 2019 versus the Bloomberg Barclays U.S. Aggregate Bond Index and the Lipper Core Plus Bond Funds Index, which returned 10.17% and 9.73%, respectively.

The Fund delivered strong absolute returns, but underperformed its benchmark and peer group in the period. The sharp decline in interest rates on the U.S. Treasury, which fell from 2.86% at the end of August 2018, to 1.50% at the end of August 2019, drove the higher than expected returns in the bond market. In this environment, Treasuries returned over 10% for the period.

The Fund entered the period with below benchmark duration, which reduced relative performance in the period. The Fund converged duration to benchmark levels as the period progressed, mitigating further negative impacts from the decline in rates. As part of this repositioning, the Fund reduced its exposure to investment grade corporate floating rate notes; floating rate notes delivered positive excess returns, but underperformed fixed rate credit in the period.

Individual security selection within corporate credit was a negative factor for performance in the period; in particular, selection within the Energy, Food & Beverage and Pharmaceuticals sectors detracted from returns, while selection within securitized products, particularly commercial mortgage backed securities (CMBS) added to returns on the margin.

Sector and quality selection was positive. The portfolio was overweight credit, which outperformed duration-matched Treasuries by 108 basis points due to its yield advantage as spreads widened modestly. Within credit, the Fund was overweight lower quality investment grade securities, which outperformed higher quality securities with BBB rated bonds outperforming overall credit by 48 basis points of excess return, though the portfolio also had an allocation to high yield, which underperformed investment grade by 151 basis points of excess returns. The overweight to Financial issuers (+171 bps excess returns) was additive to returns.

Looking forward, our view is constructive for U.S. fixed income, particularly non-governmental sectors, based on slowing, but resilient U.S. economic data and newly accommodative monetary policy. We expect recent U.S. monetary policy easing to continue, providing increased liquidity to markets. Possible challenges in the coming year include the ongoing tariff tensions, further slowing of U.S. data, and the upcoming presidential election. While valuations are fair in the current context, the potential exists for increased volatility from these factors. Deteriorating economic data outside of the U.S. poses risks for the U.S. economy, but to date has been positive for U.S. fixed income as relatively higher yielding U.S. assets have attracted global demand. On balance, these factors suggest a favorable outlook for the sector, but one with potential for volatility.

Investment Adviser:

BMO Asset Management Corp.

Sub-adviser:

Taplin, Canida & Habacht, LLC

Fund Managers; Investment Experience

Scott M. Kimball, CFA; since 2004

Frank J. Reda, CMT; since 2001

Janelle Woodward, CFA; since 2003

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Investor (Y)	MCYBX	09658L877	12/22/2008	0.59	0.59
Advisor (A)	BATCX	09658W725	5/27/2014	0.59	0.59
Institutional (I)	MCBIX	09658L885	12/22/2008	0.34	0.34

The above expense ratios are from the Funds’ Prospectus dated April 1, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2020 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Asset-Backed Securities	2.3
Collateralized Mortgage Obligations	2.5
Commercial Mortgage Securities	3.7
Corporate Bonds & Notes	36.5
Municipals	0.0
U.S. Government & U.S. Government Agency Obligations	20.0
U.S. Government Agency-Mortgage Securities	32.1
Other Assets & Liabilities, Net	2.9
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2019 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Investor Class and Advisor shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2009 to August 31, 2019.

Annual Report	BMO High Yield Bond Fund

Average annual total returns (%)
	1-Year	5-Years	Since Inception
Advisor Class (A) NAV	5.59	3.36	3.30
Advisor Class (A) OFFER	1.85	2.62	2.61
Institutional Class (I)	5.84	3.59	5.08
Bank of America Merrill Lynch U.S. High Yield, Master II Constrained Index	6.58	4.86	6.86
Bank of America Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	8.03	5.02	6.73
Lipper High Yield Bond Funds Index	5.79	4.10	6.33

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO High Yield Bond Fund (the Fund) returned 5.84% for the fiscal year ended August 31, 2019 versus the Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index, Bank of Americal Merrill Lynch U.S. High Yield BB-B Rated Constrained Index and the Lipper High Yield Bond Funds Index, which returned 6.58%, 8.03% and 5.79%, respectively.

The Fund underperformed the benchmark, but mildly outperformed the peer group during the period. The sharp decline in interest rates on the U.S. Treasury, which fell from 2.86% at the end of August 2018, to 1.50% at the end of August 2019, drove the higher than expected returns in the bond market. In this environment, Treasuries returned over 10% for the period. High yield benchmarks, with their lower duration profile, captured the decline in rates, but to a lesser degree. The Fund’s below benchmark duration reduced relative returns given the magnitude of decline in rates during the period.

Individual security selection within corporate credit was a negative factor for performance in the period; in particular, selection within the Energy, Food & Beverage and Pharmaceuticals sectors detracted from returns, while selection within the Media and Basic Industrials sectors contributed positively to returns.

Quality selection was a positive contributor to performance. Overall, high yield delivered negative excess returns against duration matched Treasuries, but returns were sharply divided by quality. Higher quality segments delivered positive excess returns (BB +190 bps excess returns, B +48 bps) while lower quality underperformed significantly (CCC -940 bps) as defaults began to increase on the margin. The Fund’s overweight to higher quality segments and underweight to CCC bonds was beneficial for portfolio returns in this environment.

Looking forward, our view is constructive for U.S. fixed income, particularly non-governmental sectors, based on slowing, but resilient U.S. economic data and newly accommodative monetary policy. We expect recent U.S. monetary policy easing to continue, providing increased liquidity to markets. Possible challenges in the coming year include the ongoing tariff tensions, further slowing of U.S. data, and the upcoming presidential election. While valuations are fair in the current context, the potential exists for increased volatility from these factors. Deteriorating economic data outside of the U.S. poses risks for the U.S. economy, but to date has been positive for U.S. fixed income as relatively higher yielding U.S. assets have attracted global demand. On balance, these factors suggest a favorable outlook for the sector, but one with potential for volatility.

Fund Managers; Investment Experience

Ronald J. Salinas, CFA; since 2000

Eduardo J. Simpson, CFA; since 1999

Janelle Woodward, CFA; since 2003

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BMHAX	09658W717	5/27/2014	2.01	0.91
Institutional (I)	MHBNX	09658L406	12/29/2011	1.76	0.66

The above expense ratios are from the Funds’ Prospectus dated April 1, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2020 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Corporate Bonds & Notes	93.5
Other Assets & Liabilities, Net	6.5
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2019 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2009 to August 31, 2019.

Annual Report	BMO Government Money Market Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years
Investor Class (Y)	1.89	0.64	0.32
Premier Class	2.14	0.80	0.42
iMoneyNet, Inc. Government Money Market Index	1.92	0.65	0.33
Lipper U.S. Government Money Market Funds Index	1.85	0.61	0.31

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Commentary

The BMO Government Money Market Fund (the Fund) returned 2.14% for the fiscal year-ended August 31, 2019 versus the iMoneyNet, Inc. Government Money Market Index and the Lipper U.S. Government Money Market Funds Index, which returned 1.92% and 1.85%, respectively.

The most significant episodes affecting the marketplace over the fiscal year were the interest rate policy moves by the Federal Reserve (the Fed), pressure from rising trade tariffs, and concerns over a slowing global economy. The Fed raised interest rates twice in the last 3 meetings of 2018, then kept the rate unchanged for the first 7 months of 2019, before lowering the overnight interest rate in late July 2019, for the first time in over 10 years. While technical factors in the domestic economy remain strong (unemployment near a historic low, growth in the mid-2% area, and stubbornly low inflation), increasing trade tariffs and vitriol between the U.S. and China and a dramatically slower global economy were causes for concern and drove a significant “flight to quality”. The overall shape of the yield curve flattened dramatically. Interest rates in the front-end of the curve declined at a slower pace than longer dated maturities, which is known as a “bull flattener”. Thanks in large part to the nearly $17 trillion in negative yielding, sovereign debt, the areas of the yield curve that saw the most buying were the 5 year and longer spaces, as investors clamored for safety and yield.

In the first few months of the fiscal year, the Fund’s low Weighted Average Maturity (WAM) and high allocation to floating rate securities were strong contributors to performance, thanks to the two Fed rate increases during that period. Strong demand for short dated government securities persisted, as would be expected with an active Fed; however, pricing pressure abated somewhat. Floating rate instruments remained attractive as the Fed was at that time projecting a further reduction in policy accommodation for the remainder of 2018 and into 2019. However, amid uncertainty regarding global growth, the Fed reversed course at the beginning of 2019, eventually signaling that the next rate change would be a decrease. As LIBOR indices continued to show resilience to rate declines and as issuance of securities benchmarked to the new SOFR index increased, floating rate instruments were able to offer attractive yields versus fixed-rate securities. The front end of the yield curve flattened dramatically as the market priced in at least one interest rate cut to occur in the third quarter. As short term rates began pricing in rate cuts, the Fund extended its WAM through the opportunistic purchase of fixed-rate paper maturing in the three to six month space. Longer dated floaters (12 months to 2 years) also were added to maintain principal protection, which also extended the Fund’s Weighted Average Life (WAL). Defensive, high coupon, callable agency paper was purchased as a means to pick up additional yield. The Fund’s increased allocation to repo aided performance as yields on short-dated agency discount notes dropped precipitously.

In the most recent 12 months, the Fed has raised the overnight interest rate twice, only to turn around and reduce that same rate a month ago. The nearly 180 degree turn in monetary policy resulted largely from increased trade conflicts and concern about a slowing global economy. The potential for a “no deal Brexit” only has added to that concern. In the minutes from the late July 2019 Fed meeting, Fed Chair Powell referred to the rate decrease as a “mid-cycle correction”, but market participants are more cynical on the state of the economy and have built in additional rate decreases in the forward curve. According to the Fed Funds Futures market, as of August 31, 2019, 100% of market participants felt that the Fed would decrease the overnight lending rate by 0.25% at the 09/18 meeting, with ~83% expecting the Fed to lower the overnight rate by 0.50% before the end of 2019. The trends of lower rates and a flatter yield curve are likely to remain in place.

Looking forward, tenuous geopolitics, a slowing global economy, and a seemingly endless series of trade skirmishes are apt to foster near-term rate volatility across the yield curve.

Fund Managers; Investment Experience

Peter J. Arts; since 1992

Boyd R. Eager; since 1997

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Investor (Y)	MGYXX	09658L786	5/17/2004	0.51	0.46
Premier	MGNXX	09658L794	5/28/2004	0.26	0.21

The above expense ratios are from the Funds’ Prospectus dated April 1, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2020 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Mutual Funds	6.3
Repurchase Agreements	37.9
U.S. Government & U.S. Government Agency Obligatios	51.9
U.S. Treasury Bills	4.0
Other Assets & Liabilities, Net	(0.1)
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2019 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Premier Class shares of the Fund. Performance for the Investor Class shares will vary from the performance of the Premier Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Premier Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2009 to August 31, 2019.

Annual Report	BMO Tax-Free Money Market Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years
Investor Class (Y)	1.20	0.49	0.29
Premier Class	1.46	0.66	0.46
iMoneyNet, Inc. Fund Report/Tax-Free National Retail Index	1.17	0.46	0.24
Lipper Tax-Exempt Money Market Funds Index	1.25	0.51	0.27

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Commentary

The BMO Tax-Free Money Market Fund (the Fund) returned 1.46% for the fiscal year ended August 31, 2019 versus the iMoneyNet Inc. Fund Report/Tax-Free National Retail Index and the Lipper Tax-Exempt Money Market Funds Index, which returned 1.17% and 1.25%, respectively.

The fiscal year began with a hawkish Federal Reserve (the Fed) intent on further tightening of short rates, which quickly evolved into the dovishness that investors have learned to love (loath?) since the start of the global financial crisis, culminating in the first Fed easing since late 2008. Why? The global economy is largely at or below stall speed and the Fed is attempting to use monetary policy to keep the U.S. from following suit. This action resulted in a sharp shift in investor sentiment over the course of the fiscal year; from fear gripping the markets in late 2018 to increased risk appetite as a result of Fed capitulation during the first half of calendar 2019. As such, and with volatility still elevated, more defensive asset classes like municipal bonds performed relatively well, with the Bloomberg Barclays Municipal Bond Index, a broad measure of the asset class, up 8.72% for the period. The current low interest rate environment continues to punish traditional savers, so the tax-advantaged income that municipals provide continues to be sought by many investors. In fact, industry mutual fund flows as the fiscal year closed remained at record levels, and if the calendar year had ended on August 31, 2019, would represent the second best year on record, trailing only 2009.

The Fund stayed shorter than its peers from a duration perspective but with the Fed first signaling and then beginning an easing cycle in July, floating rate exposure was decreased over the course of the fiscal year.

Fund Managers; Investment Experience

Thomas Byron; since 1981

Brian Sipich, CFA; since 1998

Robert Wimmel; since 1992

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Investor (Y)	MTFXX	09658L547	9/22/2004	0.56	0.45
Premier	MFIXX	09658L554	6/29/2005	0.31	0.20

The above expense ratios are from the Funds’ Prospectus dated April 1, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2020 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Municipal Issuance/ Industry Type
Issuance/Industry	Fund (%)
General Obligation — 20.1%
School District	1.2
State or Local	18.9
Revenue Bonds — 75.5%
Appropriation	14.0
Education	11.1
General Revenue	1.9
Health Care	19.8
Housing	5.9
Industrial Revenue	2.9
Power	3.6
Special Tax	6.0
Transportation	3.7
Water & Sewer	6.6
Other Assets & Liabilities, Net	4.4
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2019 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Premier Class shares of the Fund. Performance for the Investor Class shares will vary from the performance of the Premier Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Premier Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2009 to August 31, 2019.

Annual Report	BMO Prime Money Market Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years
Investor Class (Y)	2.03	0.75	0.38
Premier Class	2.28	0.93	0.54
iMoneyNet, Inc. Money Market Index	1.96	0.70	0.36
Lipper Prime Money Market Funds Index	2.08	0.77	0.39

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Commentary

The BMO Prime Money Market Fund (the Fund) returned 2.28% for the fiscal year-ended August 31, 2019 versus the iMoneyNet, Inc. Money Market Index and the Lipper Prime Money Market Funds Index, which returned 1.96% and 2.08%, respectively.

The most significant episodes affecting the marketplace over the fiscal year were the interest rate policy moves by the Federal Reserve (the Fed), pressure from rising trade tariffs, and concerns over a slowing global economy. The Fed raised interest rates twice in the last 3 meetings of 2018, then kept the rate unchanged for the first 7 months of 2019, before lowering the overnight interest rate in late July 2019, for the first time in over 10 years. While technical factors in the domestic economy remain strong (unemployment near a historic low, growth in the mid-2% area, and stubbornly low inflation), increasing trade tariffs and vitriol between the U.S. and China and a dramatically slower global economy were causes for concern and drove a significant “flight to quality”. The overall shape of the yield curve flattened dramatically. Interest rates in the front-end of the curve declined at a slower pace than longer dated maturities, which is known as a “bull flattener”. Thanks in large part to the nearly $17 trillion in negative yielding, sovereign debt, the areas of the yield curve that saw the most buying were the 5 year and longer spaces, as investors clamored for safety and yield.

In the first few months of the fiscal year, the Fund’s low Weighted Average Maturity (WAM) and increased allocation to floating rate securities were strong contributors to performance, due to the two Fed hikes during that period. Floating rate instruments remained attractive as the Fed was at that time projecting a further reduction in policy accommodation for the remainder of 2018 and into 2019. However, amid uncertainty regarding global growth, the Fed reversed course at the beginning of 2019, signaling that the next rate change would be a cut versus a hike. As LIBOR indices continued to show resilience to rate declines and as issuance of securities benchmarked to the new SOFR index increased, floating rate instruments were able to offer attractive yields versus fixed-rate securities. The front end of the yield curve flattened dramatically as the market priced in at least one interest rate cut to occur in the third quarter. As short term rates have priced in rate cuts, the Fund has emphasized fixed rate paper shorter than six months and longer dated floaters to maintain principal protection. The Fund also has a continued focus on asset backed commercial paper (ABCP), as it offers attractive yields relative to corporate commercial paper.

In the most recent 12 months, the Fed has raised the overnight interest rate twice, only to turn around and reduce that same rate a month ago. The nearly 180 degree turn in monetary policy resulted largely from increased trade conflicts and concern about a slowing global economy. The potential for a “no deal Brexit” only has added to that concern. In the minutes from the late July 2019 Fed meeting, Fed Chair Powell referred to the rate decrease as a “mid-cycle correction”, but market participants are more cynical on the state of the economy and have built in additional rate decreases in the forward curve. According to the Fed Funds Futures market, as of August 31, 2019, 100% of market participants felt that the Fed would decrease the overnight lending rate by 0.25% at the 09/18 meeting, with ~83% expecting the Fed to lower the overnight rate by 0.50% before the end of 2019.

The trends of lower rates and a flatter yield curve are likely to remain in place.

Looking forward, tenuous geopolitics, a slowing global economy, and a seemingly endless series of trade skirmishes are apt to foster near-term rate volatility across the yield curve.

Fund Managers; Investment Experience

Peter J. Arts; since 1992

Boyd R. Eager; since 1997

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Investor (Y)	BYFXX	09658V354	11/23/1992	0.53	0.46
Premier	BPFXX	09658V347	4/3/2000	0.28	0.21

The above expense ratios are from the Funds’ Prospectus dated April 1, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2020 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Certificates of Deposit	23.2
Commercial Paper	50.9
Municipals	0.4
Mutual Funds	2.6
Repurchase Agreements	22.9
Other Assets & Liabilities, Net	0.0
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2019 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Premier Class shares of the Fund. Performance for the Investor Class shares will vary from the performance of the Premier Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Premier Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2009 to August 31, 2019.

Annual Report	BMO Institutional Prime Money Market Fund

Average annual total returns (%)
	1-Year	Since Inception
Investor Class (Y)	2.06	1.19
Premier Class	2.31	1.44
iMoneyNet, Inc. Money Market Index	1.96	1.07
Lipper Institutional Money Market Funds Index	2.39	1.53

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Commentary

The BMO Institutional Prime Money Market Fund (the Fund) returned 2.31% for the fiscal year-ended August 31, 2019 versus the iMoneyNet, Inc. Money Market Index and the Lipper Institutional Prime Money Market Funds Index, which returned 1.96% and 2.39%, respectively.

The most significant episodes affecting the marketplace over the fiscal year were the interest rate policy moves by the Federal Reserve (the Fed), pressure from rising trade tariffs, and concerns over a slowing global economy. The Fed raised interest rates twice in the last 3 meetings of 2018, then kept the rate unchanged for the first 7 months of 2019, before lowering the overnight interest rate in late July 2019, for the first time in over 10 years. While technical factors in the domestic economy remain strong (unemployment near a historic low, growth in the mid-2% area, and stubbornly low inflation), increasing trade tariffs and vitriol between the U.S. and China and a dramatically slower global economy were causes for concern and drove a significant “flight to quality”. The overall shape of the yield curve flattened dramatically. Interest rates in the front-end of the curve declined at a slower pace than longer dated maturities, which is known as a “bull flattener”. Thanks in large part to the nearly $17 trillion in negative yielding, sovereign debt, the areas of the yield curve that saw the most buying were the 5 year and longer spaces, as investors clamored for safety and yield.

In the first few months of the fiscal year, the Fund’s low Weighted Average Maturity (WAM) and high allocation to floating rate securities were strong contributors to performance, thanks to the two Fed rate increases during that period. Floating rate instruments remained attractive as the Fed was at that time projecting a further reduction in policy accommodation for the remainder of 2018 and into 2019. However, amid uncertainty regarding global growth, the Fed reversed course at the beginning of 2019, eventually signaling that the next rate change would be a decrease. As LIBOR indices continued to show resilience to rate declines and as issuance of securities benchmarked to the new SOFR index increased, floating rate instruments were able to offer attractive yields versus fixed-rate securities. The front end of the yield curve flattened dramatically as the market priced in at least one interest rate cut to occur in the third quarter. As short term rates began pricing in rate cuts, the Fund extended its WAM through the opportunistic purchase of fixed-rate paper maturing in the three to six month space. Longer dated floaters (6 months to 1 year) were also added to maintain principal protection, which also extended the Fund’s Weighted Average Life (WAL). The Fund also has maintained its focus on asset backed commercial paper (ABCP) and certificates of deposit (CD), as they offer attractive yields relative to corporate commercial paper.

In the most recent 12 months, the Fed has raised the overnight interest rate twice, only to turn around and reduce that same rate a month ago. The nearly 180 degree turn in monetary policy resulted largely from increased trade conflicts and concern about a slowing global economy. The potential for a “no deal Brexit” only has added to that concern. In the minutes from the late July 2019 Fed meeting, Fed Chair Powell referred to the rate decrease as a “mid-cycle correction”, but market participants are more cynical on the state of the economy and have built in additional rate decreases in the forward curve. According to the Fed Funds Futures market, as of August 31, 2019, 100% of market participants felt that the Fed would decrease the overnight lending rate by 0.25% at the 09/18 meeting, with ~83% expecting the Fed to lower the overnight rate by 0.50% before the end of 2019.

The trends of lower rates and a flatter yield curve are likely to remain in place.

Looking forward, tenuous geopolitics, a slowing global economy, and a seemingly endless series of trade skirmishes are apt to foster near-term rate volatility across the yield curve.

Fund Managers; Investment Experience

Peter J. Arts; since 1992

Boyd R. Eager; since 1997

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Investor (Y)	BYFXX	09658V354	6/3/2016	0.56	0.46
Premier	BPFXX	09658V347	6/3/2016	0.30	0.21

The above expense ratios are from the Funds’ Prospectus dated April 1, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense Reimbursements prior to December 31, 2020 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower

Portfolio sector allocation
Sector	Fund (%)
Certificates of Deposit	23.4
Commercial Paper	48.8
Mutual Funds	2.9
Repurchase Agreements	24.9
Other Assets & Liabilities, Net	0.0
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2019 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Premier Class shares of the Fund. Performance for the Investor Class shares will vary from the performance of the Premier Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Premier Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2009 to August 31, 2019.

Explanation of the Indices and Notes in the Commentary

The views expressed in the commentary are as of August 31, 2019 and are those of the Funds’ investment adviser and/or portfolio manager(s). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of the Funds or any individual security, industry, market sector or the markets generally. Statements involving predictions, assessments, analyses or outlook for individual securities, industries, market sectors and/or markets involve risks and uncertainties. In addition to the general risks described for the Funds in their current Prospectuses, other factors bearing on these commentaries include the accuracy of the investment adviser’s or portfolio manager’s forecasts and predictions and the appropriateness of the investment programs designed by the investment adviser or portfolio managers to implement their strategies efficiently and effectively. Any one, or more, of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of a Fund to differ materially as compared to benchmarks associated with that Fund. The line graphs and tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The gross and net expense ratios are based on expenses incurred by a Fund as disclosed in the Funds’ Prospectus dated April 1, 2019. Each Fund’s performance assumes the reinvestment of all dividends and distributions. Performance returns for all benchmark comparisons assume dividends and distributions were reinvested for the entire period. All indices are unmanaged and are not available for direct investment.

Fund/Benchmark Comparison per Fund		Explanation
Low Volatility Equity Fund	Russell 1000® Index	The Russell 1000® Index consists of approximately 1,000 of the largest companies in the U.S. equity markets.(4)
	Lipper Multi-Cap Value Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Dividend Income Fund	Russell 1000® Value Index	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.(4)
	Standard & Poor’S 500® Index	The S&P 500® is an unmanaged index of large-cap common stocks.
	Lipper Equity Income Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Large-Cap Value Fund	Russell 1000® Value Index	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.(4)
	Lipper Multi-Cap Value Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Large-Cap Growth Fund	Russell 1000® Growth Index	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.(4)
	Lipper Multi-Cap Growth Funds	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Mid-Cap Value Fund	Russell Midcap® Value Index	This index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index.(4)
	Lipper Mid-Cap Value Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Mid-Cap Growth Fund	Russell Midcap® Growth Index	This index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.(4)
	Lipper Mid-Cap Growth Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Small-Cap Value Fund(1)	Russell 2000® Value Index	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.(4)
	Lipper Small-Cap Core Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Small-Cap Core Fund(1)	Russell 2000® Index	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.(4)
	Lipper Small-Cap Core Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)

Explanation of the Indices and Notes in the Commentary (continued)

Fund/Benchmark Comparison per Fund		Explanation
Small-Cap Growth Fund(1)	Russell 2000® Growth Index	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.(4)
	Lipper Small-Cap Growth Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Global Low Volatility Equity Fund(1)	Morgan Stanley Capital International All Country World Index	The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.(4)
	Lipper Global Multi-Cap Value Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Disciplined International Equity Fund(3)	Morgan Stanley Capital International Europe, Australasia, Far East Index	The MSCI Europe, Australasia and Far East Index is a standard unmanaged foreign securities index representing major non-U.S. stock markets, as monitored by Morgan Stanley Capital International.(4)
	Lipper International Multi-Cap Core Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Pyrford International Stock Fund(3)	Morgan Stanley Capital International Europe, Australasia, Far East Index	The MSCI Europe, Australasia and Far East Index is a standard unmanaged foreign securities index representing major non-U.S. stock markets, as monitored by Morgan Stanley Capital International.(4)
	Lipper International Multi-Cap Core Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
LGM Emerging Markets Equity Fund(3)	Morgan Stanley Capital International Emerging Markets Index	The MSCI Emerging Markets Index is a market capitalization weighted index comprised of over 800 companies representative of the market structure of the emerging countries in Europe, Latin America, Africa, Middle East and Asia, as monitored by Morgan Stanley Capital International.(4)
	Lipper Emerging Markets Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Alternative Strategies Fund(3)	Bank Of America Merrill Lynch 3-Month T-Bill Index	Bank of America Merrill Lynch 3-Month T-Bill Index comprises a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. While the index will often hold the Treasury Bill issued at the most recent 3-month auction, it is also possible for a seasoned 6-month Bill to be selected.(4)
	HFRX Global Hedge Fund Index	HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It comprises all eligible hedge fund strategies, including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event-driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.
	Lipper Alternative Multi-Strategy Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Global Long/Short Equity Fund(3)	Morgan Stanley Capital International All Country World Index	The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.(4)
	Lipper Alternative Long/Short Equity Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Ultra Short Tax-Free Fund(2)(6)	Blended Index (50% Bloomberg Barclays 1 Year Municipal Bond Index And 50% Imoneynet, Inc. Money Market Fund Tax-Free National Retail Index)	The blended index consists of 50% Bloomberg Barclays 1 Year Municipal Bond Index and 50% iMoneyNet Money Market Fund Tax-Free National Retail Index. The Bloomberg Barclays 1 Year Municipal Bond Index is the 1 year component of the Bloomberg Barclays Capital Municipal Bond Index, which is an unmanaged index composed of longterm tax-exempt bonds with a minimum credit rating of Baa. The iMoneyNet Money Market Fund Tax-Free National Retail Index is an average of money funds with investment objectives similar to that of the Fund.(4)
	Lipper Short Municipal Debt Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Short Tax-Free Fund(2)(6)	Bloomberg Barclays Short (1-5 Year) Municipal Index	The Bloomberg Barclays Short (1-5 Year) Municipal Index includes invetment-grade tax-exempt bonds that are issued by state and local governments and have maturities of 1 to 5 years.(4)
	Lipper Short Municipal Debt Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)

Explanation of the Indices and Notes in the Commentary (continued)

Fund/Benchmark Comparison per Fund		Explanation
Short-Term Income Fund(6)	Bank of America Merrill Lynch 1-3 Year U.S. Government/ Corporate Index	This is an index tracking short-term U.S. government and corporate securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith.(4)
	Lipper Short Investment-Grade Debt Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Intermediate Tax-Free Fund(2)(6)	Bloomberg Barclays 1-15 Year Blend Municipal Bond Index	This index is the 1-15 year Blend component of the Bloomberg Barclays Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa and a range of maturities between 1-17 years. To qualify for inclusion, a bond or security must have outstanding par value of at least $7 million, issued as part of a transaction of at least $75 million, fixed rate, dated-date after December 31, 1990 and must have at least one year from final maturity.(4)
	Lipper Intermediate Municipal Debt Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Strategic Income Fund(6)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-based securities.(4)
	Lipper Multi-Sector Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
TCH Corporate Income Fund(6)	Bloomberg Barclays U.S. Credit Index	Bloomberg Barclays U.S. Credit Index represents securities that are SEC registered, taxable and U.S. dollar denominated. The index covers U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity and quality requirements.(4)
	Lipper Corporate Debt Funds BBB-Rated Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
TCH Core Plus Bond Fund(6)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-based securities. To qualify for inclusion, a bond or security must have at least one year to final maturity, rated investment grade Baa3 or better, dollar denominated, non-convertible, fixed rate and be publicly issued.(4)
	Lipper Core Plus Bond Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
High Yield Bond Fund(3)(6)	Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index	This is an Index that tracks the performance of U.S. dollar denominated below investment grade rated corporate debt publically issued in the U.S. domestic market.(4)
	Lipper High Yield Bond Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Government Money Market Fund	iMoneyNet, Inc. Government Money Market Index	This index is an average of money funds with investment objectives similar to that of the Fund.
	Lipper U.S. Government Money Market Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Tax-Free Money Market Fund	iMoneyNet, Inc. Fund Report/ Tax-Free National Retail Index	This index is an average of money funds with investment objectives similar to that of the Fund.
	Lipper Tax-Exempt Money Market Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Prime Money Market Fund	iMoneyNet, Inc. Money Fund Report Averages	This index is an average of money funds with investment objectives similar to that of the Fund.
	Lipper Money Market Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Institutional Prime Money Market Fund	iMoneyNet, Inc. Money Fund Report Averages	This index is an average of money funds with investment objectives similar to that of the Fund.
	Lipper Institutional Money Market Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)

Explanation of the Indices and Notes in the Commentary (continued)

(1)	Small-Cap stocks are less liquid and more volatile than large-cap stocks.
(2)	Income generated by the Fund may be subject to the federal alternative minimum tax.
(3)	International investing involves special risks including currency risk, political risk, increased volatility of foreign securities, and differences in auditing and other financial standards.
(4)	Performance returns do not reflect the deduction of sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund’s performance.
(5)	Performance returns do not reflect the deduction of sales charges of component funds, or taxes, but do reflect the deduction of fund expenses.
(6)	Investors should be aware that in an environment of rising interest rates, they may expect to see declining bond prices.

Expense Example (Unaudited)

For the Six Months Ended August 31, 2019

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended August 31, 2019 (3/1/19-8/31/19).

Actual Expenses

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual Expenses			Hypothetical Expenses
Fund	Beginning account value 3/1/19	Ending account value 8/31/19	Expenses paid during period 3/1/19- 8/31/19(1)	Ending account value 8/31/19	Expenses paid during period 3/1/19- 8/31/19(1)	Annualized Expense Ratio(1)
Low Volatility Equity Fund
Advisor	$1,000.00	$1,089.40	$4.74	$1,020.67	$4.58	0.90%
Institutional	1,000.00	1,091.00	3.43	1,021.93	3.31	0.65
Dividend Income Fund
Advisor	1,000.00	988.60	4.51	1,020.67	4.58	0.90
Institutional	1,000.00	990.30	3.26	1,021.93	3.31	0.65
Large-Cap Value Fund
Advisor	1,000.00	968.20	3.92	1,021.22	4.02	0.79
Institutional	1,000.00	968.70	2.68	1,022.48	2.75	0.54
Retirement class R-6	1,000.00	969.80	1.94	1,023.24	1.99	0.39
Large-Cap Growth Fund
Investor	1,000.00	1,043.60	4.07	1,021.22	4.02	0.79
Advisor	1,000.00	1,044.20	4.07	1,021.22	4.02	0.79
Institutional	1,000.00	1,044.90	2.78	1,022.48	2.75	0.54
Retirement class R-6	1,000.00	1,046.00	2.01	1,023.24	1.99	0.39

Expense Example (Unaudited) (continued)

	Actual Expenses			Hypothetical Expenses
Fund	Beginning account value 3/1/19	Ending account value 8/31/19	Expenses paid during period 3/1/19- 8/31/19(1)	Ending account value 8/31/19	Expenses paid during period 3/1/19- 8/31/19(1)	Annualized Expense Ratio(1)
Mid-Cap Value Fund
Advisor	$1,000.00	$946.00	$6.08	$1,018.95	$6.31	1.24%
Institutional	1,000.00	946.60	4.86	1,020.21	5.04	0.99
Retirement class R-6	1,000.00	947.50	4.12	1,020.97	4.28	0.84
Mid-Cap Growth Fund
Advisor	1,000.00	999.30	6.25	1,018.95	6.31	1.24
Institutional	1,000.00	1,000.00	4.99	1,020.21	5.04	0.99
Retirement class R-6	1,000.00	1,002.00	4.24	1,020.97	4.28	0.84
Small-Cap Value Fund
Advisor	1,000.00	924.50	6.01	1,018.95	6.31	1.24
Institutional	1,000.00	926.50	4.81	1,020.21	5.04	0.99
Retirement class R-6	1,000.00	927.10	4.08	1,020.97	4.28	0.84
Small-Cap Core Fund
Advisor	1,000.00	931.70	5.65	1,019.36	5.90	1.16
Institutional	1,000.00	932.50	4.43	1,020.62	4.63	0.91
Small-Cap Growth Fund
Advisor	1,000.00	949.80	6.09	1,018.95	6.31	1.24
Institutional	1,000.00	951.00	4.87	1,020.21	5.04	0.99
Global Low Volatility Equity Fund
Advisor	1,000.00	1,013.30	5.58	1,019.66	5.60	1.10
Institutional	1,000.00	1,014.10	4.32	1,020.92	4.33	0.85
Disciplined International Equity Fund
Advisor	1,000.00	969.00	5.71	1,019.41	5.85	1.15
Institutional	1,000.00	970.00	4.47	1,020.67	4.58	0.90
Pyrford International Stock Fund
Advisor	1,000.00	1,016.30	6.05	1,019.21	6.06	1.19
Institutional	1,000.00	1,016.60	4.78	1,020.47	4.79	0.94
Retirement class R-6	1,000.00	1,018.20	4.02	1,021.22	4.02	0.79
LGM Emerging Markets Equity Fund
Advisor	1,000.00	993.30	7.03	1,018.15	7.12	1.40
Institutional	1,000.00	994.60	5.78	1,019.41	5.85	1.15
Alternative Strategies Fund
Advisor	1,000.00	994.60	8.90	1,016.28	9.00	1.77
Institutional	1,000.00	995.70	7.75	1,017.44	7.83	1.54
Global Long/Short Equity Fund
Advisor	1,000.00	940.30	7.82	1,017.04	8.13	1.60
Institutional	1,000.00	939.70	6.60	1,018.35	6.87	1.35
Ultra Short Tax-Free Fund
Advisor	1,000.00	1,008.20	2.78	1,022.43	2.80	0.55
Institutional	1,000.00	1,010.50	1.52	1,023.69	1.53	0.30
Short Tax-Free Fund
Advisor	1,000.00	1,020.60	2.80	1,022.43	2.80	0.55
Institutional	1,000.00	1,021.30	2.04	1,023.19	2.04	0.40
Short-Term Income Fund
Advisor	1,000.00	1,028.10	3.07	1,022.18	3.06	0.60
Institutional	1,000.00	1,030.50	1.79	1,023.44	1.79	0.35

Expense Example (Unaudited) (continued)

	Actual Expenses			Hypothetical Expenses
Fund	Beginning account value 3/1/19	Ending account value 8/31/19	Expenses paid during period 3/1/19- 8/31/19(1)	Ending account value 8/31/19	Expenses paid during period 3/1/19- 8/31/19(1)	Annualized Expense Ratio(1)
Intermediate Tax-Free Fund
Investor	$1,000.00	$1,052.40	$2.85	$1,022.43	$2.80	0.55%
Advisor	1,000.00	1,052.40	2.85	1,022.43	2.80	0.55
Institutional	1,000.00	1,053.70	1.55	1,023.69	1.53	0.30
Strategic Income Fund
Investor	1,000.00	1,062.40	4.16	1,021.17	4.08	0.80
Advisor	1,000.00	1,062.40	4.16	1,021.17	4.08	0.80
Institutional	1,000.00	1,062.60	2.86	1,022.43	2.80	0.55
TCH Corporate Income Fund
Investor	1,000.00	1,097.50	3.12	1,022.23	3.01	0.59
Advisor	1,000.00	1,097.60	3.12	1,022.23	3.01	0.59
Institutional	1,000.00	1,098.50	2.22	1,023.09	2.14	0.42
TCH Core Plus Bond Fund
Investor	1,000.00	1,071.70	3.03	1,022.28	2.96	0.58
Advisor	1,000.00	1,071.70	3.03	1,022.28	2.96	0.58
Institutional	1,000.00	1,073.00	1.72	1,023.54	1.68	0.33
High Yield Bond Fund
Advisor	1,000.00	1,034.20	4.61	1,020.67	4.58	0.90
Institutional	1,000.00	1,035.40	3.33	1,021.93	3.31	0.65
Government Money Market Fund
Investor	1,000.00	1,009.80	2.28	1,022.94	2.29	0.45
Premier	1,000.00	1,011.10	1.01	1,024.20	1.02	0.20
Tax-Free Money Market Fund
Investor	1,000.00	1,006.10	2.28	1,022.94	2.29	0.45
Premier	1,000.00	1,007.40	1.01	1,024.20	1.02	0.20
Prime Money Market Fund
Investor	1,000.00	1,010.40	2.28	1,022.94	2.29	0.45
Premier	1,000.00	1,011.70	1.01	1,024.20	1.02	0.20
Institutional Prime Money Market Fund
Investor	1,000.00	1,010.60	2.28	1,022.94	2.29	0.45
Premier	1,000.00	1,011.80	1.01	1,024.20	1.02	0.20

(1)

Expenses are equal to the Funds’ annualized expense ratios for the period March 1, 2019 through August 31, 2019, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). These expenses and ratios are exclusive of acquired fund fees and expenses.

August 31, 2019

Schedules of Investments

Low Volatility Equity Fund

Description	Shares	Value
Common Stocks — 95.8%

Communication Services — 5.1%

Advertising — 1.1%
Omnicom Group, Inc. (1)	31,587	$2,402,507

Cable & Satellite — 0.4%
Sirius XM Holdings, Inc. (1)	134,553	830,192

Integrated Telecommunication Services — 1.2%
Verizon Communications, Inc.	44,053	2,562,123

Movies & Entertainment — 2.2%
Madison Square Garden Co., Class A (2)	3,353	846,062
Walt Disney Co. (1)	27,891	3,828,319

		4,674,381

Publishing — 0.2%
John Wiley & Sons, Inc., Class A (1)	8,050	358,225

Total Communication Services		10,827,428

Consumer Discretionary — 10.9%

Apparel Retail — 1.7%
TJX Cos., Inc. (1)	65,002	3,573,160

Apparel, Accessories & Luxury Goods — 0.3%
Carter’s, Inc. (1)	7,432	679,879

Automotive Retail — 2.3%
AutoZone, Inc. (1)(2)	4,469	4,923,453

Computer & Electronics Retail — 0.2%
Best Buy Co., Inc.	8,250	525,112

Education Services — 3.1%
Bright Horizons Family Solutions, Inc. (2)	34,506	5,695,215
Graham Holdings Co., Class B (1)	1,214	854,729

		6,549,944

General Merchandise Stores — 1.4%
Dollar General Corp.	12,681	1,979,377
Target Corp.	9,686	1,036,790

		3,016,167

Internet & Direct Marketing Retail — 0.2%
eBay, Inc.	13,640	549,556

Restaurants — 1.1%
Brinker International, Inc. (1)	9,832	373,616
Darden Restaurants, Inc. (1)	15,620	1,889,708

		2,263,324

Specialized Consumer Services — 0.6%
ServiceMaster Global Holdings, Inc. (2)	22,234	1,268,227

Total Consumer Discretionary		23,348,822

Consumer Staples — 16.5%

Agricultural Products — 1.5%
Ingredion, Inc.	40,210	3,107,027

Food Distributors — 2.9%
Sysco Corp.	35,123	2,610,693
U.S. Foods Holding Corp. (1)(2)	88,380	3,574,971

		6,185,664

Food Retail — 2.9%
Kroger Co. (1)	126,657	2,999,238
Sprouts Farmers Market, Inc. (1)(2)	173,993	3,123,174

		6,122,412

Description	Shares	Value
Common Stocks (continued)

Consumer Staples (continued)

Household Products — 0.3%
Church & Dwight Co., Inc. (1)	8,117	$647,574

Hypermarkets & Super Centers — 4.4%
Costco Wholesale Corp. (1)	16,911	4,984,686
Walmart, Inc.	39,454	4,508,014

		9,492,700

Packaged Foods & Meats — 2.4%
Flowers Foods, Inc. (1)	74,946	1,708,769
Hershey Co. (1)	16,061	2,545,347
J.M. Smucker Co. (1)	3,611	379,733
Kellogg Co. (1)	8,250	518,100

		5,151,949

Soft Drinks — 2.1%
PepsiCo, Inc. (1)	32,473	4,440,033

Total Consumer Staples		35,147,359

Energy — 3.0%

Integrated Oil & Gas — 2.7%
Chevron Corp.	30,006	3,532,307
Exxon Mobil Corp. (1)	15,677	1,073,561
Occidental Petroleum Corp. (1)	25,321	1,100,957

		5,706,825

Oil & Gas-Equipment & Services — 0.2%
Schlumberger, Ltd. (1)	12,749	413,450

Oil & Gas-Exploration & Production — 0.1%
ConocoPhillips	7,113	371,156

Total Energy		6,491,431

Financials — 13.9%

Consumer Finance — 1.3%
American Express Co. (1)	22,850	2,750,454

Financial Exchanges & Data — 1.2%
Morningstar, Inc. (1)	15,958	2,578,494

Life & Health Insurance — 2.1%
Aflac, Inc.	89,475	4,489,855

Property & Casualty Insurance — 4.2%
Allstate Corp.	39,827	4,077,887
Axis Capital Holdings, Ltd.	14,852	911,764
Progressive Corp.	28,695	2,175,081
Travelers Cos., Inc. (1)	11,526	1,693,861

		8,858,593

Regional Banks — 2.3%
Citizens Financial Group, Inc.	36,444	1,229,621
PNC Financial Services Group, Inc.	18,413	2,373,988
Popular, Inc.	20,060	1,054,554
Regions Financial Corp. (1)	22,848	334,038

		4,992,201

Reinsurance — 2.8%
Everest Re Group, Ltd.	17,164	4,048,644
RenaissanceRe Holdings, Ltd. (1)	11,012	1,988,217

		6,036,861

Total Financials		29,706,458

Healthcare — 10.0%

Healthcare Equipment — 3.0%
Baxter International, Inc.	55,516	4,882,632
Medtronic PLC (1)	13,228	1,427,169

		6,309,801

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Low Volatility Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare Facilities — 0.2%
Universal Health Services, Inc., Class B (1)	3,698	$534,657

Healthcare Services — 0.1%
MEDNAX, Inc. (1)(2)	9,878	208,228

Pharmaceuticals — 6.7%
Bristol-Myers Squibb Co. (1)	23,891	1,148,440
Eli Lilly & Co. (1)	31,755	3,587,362
Johnson & Johnson	22,210	2,850,876
Merck & Co., Inc.	36,963	3,196,191
Pfizer, Inc.	97,112	3,452,332

		14,235,201

Total Healthcare		21,287,887

Industrials — 6.7%

Aerospace & Defense — 2.9%
Lockheed Martin Corp.	11,399	4,378,470
Northrop Grumman Corp. (1)	4,696	1,727,518

		6,105,988

Environmental & Facilities Services — 3.5%
Republic Services, Inc.	27,621	2,465,174
Waste Management, Inc.	42,902	5,120,354

		7,585,528

Industrial Conglomerates — 0.3%
Carlisle Cos., Inc.	3,819	553,602

Total Industrials		14,245,118

Information Technology — 4.6%

Communications Equipment — 2.6%
Motorola Solutions, Inc. (1)	30,415	5,502,378

Data Processing & Outsourced Services — 1.8%
Genpact, Ltd.	94,243	3,860,193

Electronic Components — 0.2%
Dolby Laboratories, Inc., Class A (1)	6,833	420,639

Total Information Technology		9,783,210

Materials — 2.1%

Gold — 2.1%
Newmont Goldcorp Corp. (1)	112,040	4,469,276

Real Estate — 10.2%

Hotel & Resort REIT’s — 1.2%
Apple Hospitality REIT, Inc. (1)	159,311	2,537,824

Office REIT’s — 2.0%
Equity Commonwealth (1)	117,667	3,960,671
Piedmont Office Realty Trust, Inc., Class A (1)	18,549	366,157

		4,326,828

Residential REIT’s — 4.7%
Equity LifeStyle Properties, Inc. (1)	14,098	1,899,282
Essex Property Trust, Inc.	15,687	5,039,606
UDR, Inc.	63,832	3,075,426

		10,014,314

Specialized REIT’s — 2.3%
Public Storage (1)	18,002	4,765,850

Total Real Estate		21,644,816

Description	Shares	Value
Common Stocks (continued)

Utilities — 12.8%

Electric Utilities — 10.6%
American Electric Power Co., Inc.	52,578	$4,792,485
Avangrid, Inc. (1)	33,518	1,694,000
Duke Energy Corp. (1)	40,414	3,747,994
Entergy Corp.	43,946	4,958,867
Exelon Corp.	94,243	4,453,924
Xcel Energy, Inc. (1)	44,324	2,846,487

		22,493,757

Multi-Utilities — 2.2%
Ameren Corp. (1)	37,217	2,871,291
CMS Energy Corp. (1)	10,654	671,735
Public Service Enterprise Group, Inc. (1)	20,401	1,233,648

		4,776,674

Total Utilities		27,270,431

Total Common Stocks (identified cost $164,632,447)		204,222,236

Short-Term Investments — 33.2%

Collateral Pool Investments for Securities on Loan — 30.4%

Collateral pool allocation (3)		64,845,551

Mutual Funds — 2.8%
BMO Institutional Prime Money Market Fund — Premier Class, 2.097% (4)	5,839,852	5,840,436

Total Short-Term Investments (identified cost $70,685,850)		70,685,987

Total Investments — 129.0% (identified cost $235,318,297)		274,908,223
Other Assets and Liabilities — (29.0)%		(61,743,844)

Total Net Assets — 100.0%		$213,164,379

Dividend Income Fund

Description	Shares	Value
Common Stocks — 94.5%

Communication Services — 8.0%

Broadcasting — 0.4%
Nexstar Media Group, Inc., Class A (1)	14,698	$1,453,485

Cable & Satellite — 2.8%
Comcast Corp., Class A (1)	198,710	8,794,905

Integrated Telecommunication Services — 4.8%
AT&T, Inc. (1)	170,346	6,006,400
Verizon Communications, Inc.	153,551	8,930,526

		14,936,926

Total Communication Services		25,185,316

Consumer Discretionary — 6.0%

Apparel, Accessories & Luxury Goods — 0.4%
Ralph Lauren Corp. (1)	13,473	1,190,205

Computer & Electronics Retail — 0.9%
Best Buy Co., Inc.	45,076	2,869,087

Department Stores — 1.2%
Kohl’s Corp. (1)	75,951	3,589,444

Home Improvement Retail — 1.7%
Lowe’s Cos., Inc.	48,170	5,404,674

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2019

Schedules of Investments

Dividend Income Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Hotels, Resorts & Cruise Lines — 0.5%
Wyndham Destinations, Inc.	34,381	$1,524,454

Restaurants — 1.3%
Darden Restaurants, Inc. (1)	34,406	4,162,438

Total Consumer Discretionary		18,740,302

Consumer Staples — 5.7%

Food Distributors — 2.2%
Sysco Corp.	95,720	7,114,868

Hypermarkets & Super Centers — 2.0%
Walmart, Inc.	54,208	6,193,806

Soft Drinks — 1.5%
PepsiCo, Inc. (1)	33,917	4,637,471

Total Consumer Staples		17,946,145

Energy — 7.6%

Integrated Oil & Gas — 2.5%
Chevron Corp.	66,705	7,852,513

Oil & Gas-Exploration & Production — 1.1%
ConocoPhillips	67,173	3,505,087

Oil & Gas-Refining & Marketing — 2.3%
Marathon Petroleum Corp.	56,302	2,770,622
Valero Energy Corp.	59,444	4,474,944

		7,245,566

Oil & Gas-Storage & Transportation — 1.7%
Kinder Morgan, Inc.	253,165	5,131,654

Total Energy		23,734,820

Financials — 15.9%

Asset Management & Custody Banks — 0.9%
Ameriprise Financial, Inc. (1)	21,190	2,733,086

Consumer Finance — 3.0%
Discover Financial Services (1)	43,543	3,482,134
Navient Corp. (1)	138,076	1,759,088
Synchrony Financial (1)	132,730	4,253,997

		9,495,219

Diversified Banks — 4.9%
Bank of America Corp. (1)	49,752	1,368,678
Citigroup, Inc.	117,547	7,564,149
Wells Fargo & Co.	135,581	6,314,007

		15,246,834

Investment Banking & Brokerage — 1.6%
Morgan Stanley	123,317	5,116,422

Life & Health Insurance — 1.2%
Prudential Financial, Inc. (1)	45,501	3,644,175

Property & Casualty Insurance — 1.4%
Allstate Corp.	42,921	4,394,681

Regional Banks — 1.9%
Citizens Financial Group, Inc.	179,431	6,054,002

Reinsurance — 1.0%
Reinsurance Group of America, Inc. (1)	19,579	3,014,579

Total Financials		49,698,998

Healthcare — 11.4%

Biotechnology — 2.0%
AbbVie, Inc.	45,824	3,012,470
Amgen, Inc. (1)	9,163	1,911,585

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Biotechnology (continued)
Gilead Sciences, Inc.	22,365	$1,421,072

		6,345,127

Healthcare Services — 1.2%
CVS Health Corp.	59,012	3,595,011

Pharmaceuticals — 8.2%
Bristol-Myers Squibb Co. (1)	29,558	1,420,853
Eli Lilly & Co.	45,112	5,096,303
Johnson & Johnson	47,590	6,108,652
Merck & Co., Inc.	70,627	6,107,117
Pfizer, Inc.	195,712	6,957,561

		25,690,486

Total Healthcare		35,630,624

Industrials — 7.7%

Aerospace & Defense — 2.9%
Boeing Co.	18,701	6,808,847
Lockheed Martin Corp. (1)	5,564	2,137,188

		8,946,035

Airlines — 1.9%
Alaska Air Group, Inc. (1)	41,918	2,503,343
Delta Air Lines, Inc. (1)	61,516	3,559,316

		6,062,659

Construction Machinery & Heavy Trucks — 1.1%
Caterpillar, Inc. (1)	29,213	3,476,347

Industrial Machinery — 1.1%
Ingersoll-Rand PLC	16,787	2,032,738
Parker-Hannifin Corp. (1)	8,893	1,474,192

		3,506,930

Railroads — 0.7%
Union Pacific Corp.	13,911	2,253,026

Total Industrials		24,244,997

Information Technology — 16.4%

Communications Equipment — 2.9%
Cisco Systems, Inc.	139,965	6,551,761
Motorola Solutions, Inc. (1)	13,244	2,395,972

		8,947,733

Data Processing & Outsourced Services — 1.2%
Automatic Data Processing, Inc.	21,633	3,674,149

Semiconductor Equipment — 2.1%
Applied Materials, Inc.	35,864	1,722,189
KLA Corp. (1)	22,618	3,345,202
Lam Research Corp.	7,903	1,663,661

		6,731,052

Semiconductors — 4.8%
Broadcom, Inc. (1)	22,108	6,248,605
Intel Corp. (1)	84,548	4,008,421
Texas Instruments, Inc. (1)	38,584	4,774,770

		15,031,796

Systems Software — 4.0%
Microsoft Corp.	81,097	11,180,032
Oracle Corp. (1)	27,111	1,411,399

		12,591,431

Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.	10,461	2,183,629
NetApp, Inc. (1)	45,930	2,207,396

		4,391,025

Total Information Technology		51,367,186

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Dividend Income Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Materials — 2.6%

Commodity Chemicals — 0.7%
LyondellBasell Industries NV, Class A	26,628	$2,060,475

Diversified Chemicals — 0.8%
Huntsman Corp.	124,785	2,485,717

Fertilizers & Agricultural Chemicals — 1.1%
CF Industries Holdings, Inc. (1)	73,301	3,532,375

Total Materials		8,078,567

Real Estate — 6.5%

Hotel & Resort REIT’s — 1.9%
Host Hotels & Resorts, Inc. (1)	370,408	5,941,344

Residential REIT’s — 1.0%
Camden Property Trust	14,718	1,593,224
Essex Property Trust, Inc. (1)	5,051	1,622,684

		3,215,908

Retail REIT’s — 2.0%
National Retail Properties, Inc.	28,634	1,607,799
Simon Property Group, Inc. (1)	30,302	4,513,180

		6,120,979

Specialized REIT’s — 1.6%
Lamar Advertising Co., Class A (1)	64,511	4,944,768

Total Real Estate		20,222,999

Utilities — 6.7%

Electric Utilities — 2.9%
Entergy Corp.	18,498	2,087,314
Exelon Corp. (1)	146,338	6,915,934

		9,003,248

Independent Power Producers & Energy Traders — 2.0%
AES Corp.	418,190	6,410,853

Multi-Utilities — 1.8%
Ameren Corp. (1)	22,183	1,711,418
CenterPoint Energy, Inc.	141,011	3,904,595

		5,616,013

Total Utilities		21,030,114

Total Common Stocks (identified cost $265,546,942)		295,880,068

Short-Term Investments — 35.4%

Collateral Pool Investments for Securities on Loan — 26.4%
Collateral pool allocation (3)		82,546,979

Mutual Funds — 9.0%
BMO Institutional Prime Money Market Fund — Premier Class, 2.097% (4)	28,261,391	28,264,217

Total Short-Term Investments (identified cost $110,810,690)		110,811,196

Total Investments — 129.9% (identified cost $376,357,632)		406,691,264
Other Assets and Liabilities — (29.9)%		(93,704,097)

Total Net Assets — 100.0%		$312,987,167

Large-Cap Value Fund

Description	Shares	Value
Common Stocks — 98.0%

Communication Services — 5.3%

Broadcasting — 1.7%
Discovery, Inc., Class A (1)(2)	180,821	$4,990,660

Cable & Satellite — 2.7%
Comcast Corp., Class A (1)	184,709	8,175,220

Integrated Telecommunication Services — 0.9%
Verizon Communications, Inc.	45,439	2,642,732

Total Communication Services		15,808,612

Consumer Discretionary — 8.1%

Apparel, Accessories & Luxury Goods — 0.4%
Ralph Lauren Corp. (1)	14,647	1,293,916

Auto Parts & Equipment — 0.5%
Lear Corp. (1)	12,011	1,348,355

Automotive Retail — 1.8%
AutoZone, Inc. (1)(2)	4,826	5,316,756

Department Stores — 0.5%
Kohl’s Corp. (1)	32,311	1,527,018

Footwear — 0.8%
Deckers Outdoor Corp. (2)	15,452	2,278,397

General Merchandise Stores — 1.3%
Target Corp.	35,051	3,751,859

Home Improvement Retail — 1.5%
Lowe’s Cos., Inc.	40,570	4,551,954

Internet & Direct Marketing Retail — 0.8%
Expedia Group, Inc.	18,761	2,440,806

Specialty Stores — 0.5%
Tractor Supply Co. (1)	14,259	1,452,707

Total Consumer Discretionary		23,961,768

Consumer Staples — 10.2%

Food Distributors — 1.3%
Sysco Corp.	12,716	945,180
U.S. Foods Holding Corp. (2)	73,162	2,959,403

		3,904,583

Food Retail — 0.5%
Kroger Co. (1)	68,083	1,612,205

Household Products — 1.3%
Kimberly-Clark Corp.	26,572	3,749,575

Hypermarkets & Super Centers — 3.1%
Walmart, Inc.	81,245	9,283,054

Packaged Foods & Meats — 3.0%
General Mills, Inc. (1)	26,565	1,429,197
Hershey Co. (1)	18,175	2,880,374
Post Holdings, Inc. (1)(2)	44,543	4,440,492

		8,750,063

Soft Drinks — 1.0%
PepsiCo, Inc. (1)	22,287	3,047,301

Total Consumer Staples		30,346,781

Energy — 6.6%

Integrated Oil & Gas — 2.8%
Chevron Corp.	71,569	8,425,103

Oil & Gas-Equipment & Services — 0.7%
Schlumberger, Ltd. (1)	58,847	1,908,408

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2019

Schedules of Investments

Large-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Energy (continued)

Oil & Gas-Exploration & Production — 3.1%
Cabot Oil & Gas Corp.	176,715	$3,025,361
ConocoPhillips	118,027	6,158,649

		9,184,010

Total Energy		19,517,521

Financials — 21.4%

Asset Management & Custody Banks — 0.6%
Ameriprise Financial, Inc. (1)	13,370	1,724,462

Consumer Finance — 2.9%
American Express Co. (1)	22,501	2,708,445
Capital One Financial Corp.	37,954	3,287,576
Synchrony Financial	79,577	2,550,443

		8,546,464

Diversified Banks — 6.3%
Bank of America Corp. (1)	204,916	5,637,239
Citigroup, Inc.	127,446	8,201,150
Wells Fargo & Co.	102,259	4,762,202

		18,600,591

Investment Banking & Brokerage — 2.8%
Morgan Stanley	152,017	6,307,185
Raymond James Financial, Inc.	27,903	2,190,665

		8,497,850

Property & Casualty Insurance — 3.4%
Allstate Corp.	62,573	6,406,850
Travelers Cos., Inc. (1)	26,139	3,841,387

		10,248,237

Regional Banks — 2.3%
Citizens Financial Group, Inc.	163,562	5,518,582
Zions Bancorp NA (1)	35,543	1,460,462

		6,979,044

Reinsurance — 3.1%
Everest Re Group, Ltd.	21,714	5,121,898
Reinsurance Group of America, Inc.	25,966	3,997,985

		9,119,883

Total Financials		63,716,531

Healthcare — 12.5%

Biotechnology — 1.3%
Alexion Pharmaceuticals, Inc. (2)	20,127	2,027,997
Biogen, Inc. (1)(2)	8,722	1,916,659

		3,944,656

Healthcare Equipment — 2.8%
Baxter International, Inc.	24,819	2,182,831
Hill-Rom Holdings, Inc. (1)	33,581	3,616,002
Hologic, Inc. (1)(2)	50,141	2,475,461

		8,274,294

Healthcare Technology — 0.7%
Cerner Corp. (1)	27,816	1,916,801

Pharmaceuticals — 7.7%
Eli Lilly & Co.	51,584	5,827,445
Johnson & Johnson	13,931	1,788,183
Merck & Co., Inc.	66,487	5,749,131
Pfizer, Inc.	268,131	9,532,057

		22,896,816

Total Healthcare		37,032,567

Description	Shares	Value
Common Stocks (continued)

Industrials — 8.9%

Aerospace & Defense — 0.9%
Huntington Ingalls Industries, Inc. (1)	13,381	$2,796,629

Agricultural & Farm Machinery — 1.2%
AGCO Corp. (1)	49,225	3,402,432

Airlines — 2.9%
Southwest Airlines Co. (1)	83,381	4,362,494
United Airlines Holdings, Inc. (2)	51,057	4,304,616

		8,667,110

Building Products — 0.8%
Masco Corp. (1)	56,478	2,300,349

Construction Machinery & Heavy Trucks — 2.4%
Allison Transmission Holdings, Inc. (1)	87,695	3,896,289
Cummins, Inc. (1)	10,842	1,618,385
Oshkosh Corp.	24,329	1,709,599

		7,224,273

Railroads — 0.3%
Kansas City Southern (1)	6,971	876,952

Trading Companies & Distributors — 0.4%
United Rentals, Inc. (1)(2)	11,699	1,316,839

Total Industrials		26,584,584

Information Technology — 9.6%

Communications Equipment — 2.1%
Cisco Systems, Inc.	88,017	4,120,076
F5 Networks, Inc. (1)(2)	15,548	2,001,494

		6,121,570

Consulting & Other Services — 0.6%
DXC Technology Co. (1)	52,880	1,756,674

Internet Services & Infrastructure — 1.0%
Akamai Technologies, Inc. (1)(2)	32,511	2,897,705

Semiconductors — 2.1%
Intel Corp. (1)	131,993	6,257,788

Systems Software — 3.0%
Microsoft Corp.	28,194	3,886,825
Oracle Corp. (1)	94,426	4,915,817

		8,802,642

Technology Hardware, Storage & Peripherals — 0.8%
NetApp, Inc.	53,065	2,550,304

Total Information Technology		28,386,683

Materials — 1.1%

Metal & Glass Containers — 0.6%
Berry Global Group, Inc. (1)(2)	48,189	1,886,117

Steel — 0.5%
Steel Dynamics, Inc. (1)	51,901	1,401,327

Total Materials		3,287,444

Real Estate — 7.5%

Hotel & Resort REIT’s — 1.7%
Host Hotels & Resorts, Inc. (1)	312,460	5,011,858

Residential REIT’s — 3.2%
Camden Property Trust	32,978	3,569,868
Essex Property Trust, Inc.	18,333	5,889,660

		9,459,528

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Real Estate (continued)

Specialized REIT’s — 2.6%
American Tower Corp.	10,800	$2,486,052
EPR Properties (1)	46,328	3,625,166
Lamar Advertising Co., Class A (1)	21,406	1,640,770

		7,751,988

Total Real Estate		22,223,374

Utilities — 6.8%

Electric Utilities — 3.9%
Entergy Corp.	45,620	5,147,761
Exelon Corp.	137,924	6,518,288

		11,666,049

Independent Power Producers & Energy Traders — 1.8%
AES Corp.	358,270	5,492,279

Multi-Utilities — 1.1%
Ameren Corp. (1)	40,956	3,159,756

Total Utilities		20,318,084

Total Common Stocks (identified cost $262,412,377)		291,183,949

Short-Term Investments — 31.4%

Collateral Pool Investments for Securities on Loan — 29.4%

Collateral pool allocation (3)		87,405,013

Mutual Funds — 2.0%
BMO Institutional Prime Money Market Fund — Premier Class, 2.097% (4)	5,887,606	5,888,195

Total Short-Term Investments (identified cost $93,292,946)		93,293,208

Total Investments — 129.4% (identified cost $355,705,323)		384,477,157
Other Assets and Liabilities — (29.4)%		(87,413,816)

Total Net Assets — 100.0%		$297,063,341

Large-Cap Growth Fund

Description	Shares	Value
Common Stocks — 98.3%

Communication Services — 11.2%

Cable & Satellite — 2.8%
Altice USA, Inc., Class A (1)(2)	144,790	$4,181,535
Comcast Corp., Class A (1)	189,000	8,365,140

		12,546,675

Interactive Media & Services — 7.7%
Alphabet, Inc., Class A (2)	4,208	5,009,750
Alphabet, Inc., Class C (2)	12,522	14,877,388
Facebook, Inc., Class A (2)	48,453	8,996,269
Twitter, Inc. (2)	143,810	6,133,496

		35,016,903

Internet & Direct Marketing Retail — 0.7%
TripAdvisor, Inc. (1)(2)	84,433	3,207,610

Total Communication Services		50,771,188

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary — 12.5%

Automotive Retail — 1.8%
AutoZone, Inc. (1)(2)	7,539	$8,305,641

Footwear — 0.7%
Deckers Outdoor Corp. (1)(2)	21,147	3,118,125

Internet & Direct Marketing Retail — 6.8%
Amazon.com, Inc. (2)	13,071	23,217,886
Expedia Group, Inc. (1)	59,038	7,680,844

		30,898,730

Restaurants — 3.2%
Chipotle Mexican Grill, Inc. (1)(2)	4,983	4,177,847
Starbucks Corp. (1)	109,553	10,578,438

		14,756,285

Total Consumer Discretionary		57,078,781

Consumer Staples — 6.7%

Hypermarkets & Super Centers — 1.6%
Walmart, Inc.	63,234	7,225,117

Packaged Foods & Meats — 3.3%
Hershey Co. (1)	52,495	8,319,408
Post Holdings, Inc. (1)(2)	68,335	6,812,316

		15,131,724

Personal Products — 1.8%
Estee Lauder Cos., Inc., Class A	40,754	8,068,884

Total Consumer Staples		30,425,725

Energy — 1.4%

Oil & Gas-Exploration & Production — 1.4%
ConocoPhillips	120,612	6,293,534

Financials — 6.3%

Asset Management & Custody Banks — 0.5%
Ameriprise Financial, Inc. (1)	15,848	2,044,075

Consumer Finance — 2.6%
American Express Co. (1)	63,098	7,595,106
Discover Financial Services (1)	55,246	4,418,023

		12,013,129

Property & Casualty Insurance — 3.2%
Allstate Corp.	80,528	8,245,262
Progressive Corp.	85,887	6,510,235

		14,755,497

Total Financials		28,812,701

Healthcare — 13.1%

Biotechnology — 3.6%
AbbVie, Inc.	83,178	5,468,122
Amgen, Inc. (1)	38,386	8,008,087
Exelixis, Inc. (2)	145,725	2,892,641

		16,368,850

Healthcare Equipment — 2.0%
Abbott Laboratories	42,443	3,621,237
Edwards Lifesciences Corp. (2)	14,099	3,127,722
Hologic, Inc. (1)(2)	47,009	2,320,834

		9,069,793

Healthcare Supplies — 0.7%
Cooper Cos., Inc.	10,319	3,196,310

Healthcare Technology — 0.6%
Veeva Systems, Inc., Class A (2)	17,559	2,816,113

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2019

Schedules of Investments

Large-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Pharmaceuticals — 6.2%
Eli Lilly & Co. (1)	84,029	$9,492,756
Jazz Pharmaceuticals PLC (1)(2)	27,737	3,554,497
Merck & Co., Inc.	174,722	15,108,211

		28,155,464

Total Healthcare		59,606,530

Industrials — 9.7%

Aerospace & Defense — 0.4%
TransDigm Group, Inc. (1)	3,720	2,002,550

Airlines — 1.6%
Southwest Airlines Co.	134,531	7,038,662

Building Products — 1.6%
Masco Corp.	179,179	7,297,961

Construction Machinery & Heavy Trucks — 2.8%
Allison Transmission Holdings, Inc.	140,516	6,243,126
Caterpillar, Inc. (1)	33,016	3,928,904
Cummins, Inc.	17,006	2,538,486

		12,710,516

Railroads — 1.4%
Union Pacific Corp.	39,139	6,338,952

Trading Companies & Distributors — 1.9%
United Rentals, Inc. (2)	24,583	2,767,062
WW Grainger, Inc. (1)	21,358	5,844,617

		8,611,679

Total Industrials		44,000,320

Information Technology — 34.7%

Application Software — 4.0%
Adobe, Inc. (2)	19,362	5,508,683
Cadence Design Systems, Inc. (2)	89,445	6,125,193
salesforce.com, Inc. (2)	42,884	6,692,906

		18,326,782

Communications Equipment — 1.0%
F5 Networks, Inc. (2)	35,932	4,625,526

Data Processing & Outsourced Services — 7.4%
FleetCor Technologies, Inc. (1)(2)	21,721	6,481,546
Mastercard, Inc., Class A	55,658	15,660,492
Visa, Inc., Class A (1)	63,774	11,531,615

		33,673,653

Internet Services & Infrastructure — 2.9%
Akamai Technologies, Inc. (1)(2)	72,446	6,457,112
Palo Alto Networks, Inc. (2)	33,275	6,775,456

		13,232,568

Semiconductor Equipment — 1.4%
Lam Research Corp.	29,926	6,299,722

Semiconductors — 1.7%
Broadcom, Inc.	28,221	7,976,384

Systems Software — 11.1%
Fortinet, Inc. (2)	92,174	7,298,337
Microsoft Corp.	209,064	28,821,563
Oracle Corp. (1)	84,018	4,373,977
ServiceNow, Inc. (2)	22,980	6,017,083
VMware, Inc., Class A (1)	27,806	3,932,881

		50,443,841

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Technology Hardware, Storage & Peripherals — 5.2%
Apple, Inc.	103,865	$21,680,780
NetApp, Inc.	38,169	1,834,402

		23,515,182

Total Information Technology		158,093,658

Materials — 1.2%

Metal & Glass Containers — 1.2%
Berry Global Group, Inc. (2)	136,657	5,348,755

Real Estate — 1.5%

Residential REIT’s — 1.0%
Essex Property Trust, Inc.	13,971	4,488,324

Specialized REIT’s — 0.5%
Lamar Advertising Co., Class A (1)	33,014	2,530,523

Total Real Estate		7,018,847

Total Common Stocks (identified cost $344,955,470)		447,450,039

Short-Term Investments — 24.2%

Collateral Pool Investments for Securities on Loan — 24.2%

Collateral pool allocation (3)		110,027,192

Mutual Funds — 0.0%
BMO Institutional Prime Money Market Fund — Premier Class, 2.097% (4)	6	5

Total Short-Term Investments (identified cost $110,027,197)		110,027,197

Total Investments — 122.5% (identified cost $454,982,667)		557,477,236
Other Assets and Liabilities — (22.5)%		(102,388,269)

Total Net Assets — 100.0%		$455,088,967

Mid-Cap Value Fund

Description	Shares	Value
Common Stocks — 97.7%

Communication Services — 1.1%

Broadcasting — 1.1%
Discovery, Inc., Class A (1)(2)	58,272	$1,608,307

Consumer Discretionary — 6.9%

Apparel, Accessories & Luxury Goods — 2.1%
PVH Corp.	19,644	1,489,015
Ralph Lauren Corp. (1)	15,968	1,410,613

		2,899,628

Auto Parts & Equipment — 0.9%
Lear Corp. (1)	11,359	1,275,161

Automotive Retail — 1.7%
AutoZone, Inc. (1)(2)	2,152	2,370,837

Department Stores — 1.0%
Kohl’s Corp. (1)	30,085	1,421,817

Hotels, Resorts & Cruise Lines — 1.2%
Norwegian Cruise Line Holdings, Ltd. (2)	33,302	1,690,077

Total Consumer Discretionary		9,657,520

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Mid-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Staples — 7.1%

Agricultural Products — 1.3%
Ingredion, Inc.	23,931	$1,849,148

Brewers — 1.4%
Molson Coors Brewing Co., Class B (1)	38,292	1,966,677

Food Distributors — 1.4%
Sysco Corp.	26,696	1,984,314

Food Retail — 1.0%
Kroger Co. (1)	60,293	1,427,738

Packaged Foods & Meats — 2.0%
Hershey Co. (1)	17,075	2,706,046

Total Consumer Staples		9,933,923

Energy — 3.8%

Oil & Gas-Exploration & Production — 3.0%
Cabot Oil & Gas Corp.	63,454	1,086,333
Cimarex Energy Co. (1)	23,008	984,282
Continental Resources, Inc. (1)	31,701	925,669
Pioneer Natural Resources Co. (1)	9,627	1,188,164

		4,184,448

Oil & Gas-Refining & Marketing — 0.8%
PBF Energy, Inc., Class A (1)	49,339	1,169,335

Total Energy		5,353,783

Financials — 19.3%

Asset Management & Custody Banks — 1.5%
Ameriprise Financial, Inc.	15,872	2,047,171

Consumer Finance — 1.6%
Discover Financial Services (1)	28,985	2,317,930

Investment Banking & Brokerage — 2.3%
E*TRADE Financial Corp.	35,045	1,462,778
Raymond James Financial, Inc.	22,347	1,754,463

		3,217,241

Life & Health Insurance — 2.4%
Athene Holding, Ltd., Class A (1)(2)	46,419	1,803,842
Principal Financial Group, Inc. (1)	28,959	1,541,198

		3,345,040

Multi-Line Insurance — 3.0%
American Financial Group, Inc.	17,686	1,785,756
Hartford Financial Services Group, Inc.	42,855	2,497,589

		4,283,345

Property & Casualty Insurance — 1.5%
Old Republic International Corp. (1)	90,793	2,120,925

Regional Banks — 5.6%
BankUnited, Inc.	44,689	1,419,323
Comerica, Inc. (1)	20,551	1,266,969
Regions Financial Corp.	118,382	1,730,745
Signature Bank	13,375	1,560,194
TCF Financial Corp. (1)	50,577	1,950,249

		7,927,480

Reinsurance — 1.4%
Reinsurance Group of America, Inc.	12,825	1,974,665

Total Financials		27,233,797

Healthcare — 10.2%

Healthcare Equipment — 4.4%
Hill-Rom Holdings, Inc. (1)	17,235	1,855,865
Hologic, Inc. (1)(2)	46,749	2,307,998

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare Equipment (continued)
Steris PLC (1)	12,945	$1,998,708

		6,162,571

Healthcare Facilities — 1.4%
Encompass Health Corp.	31,507	1,915,310

Healthcare Technology — 1.6%
Cerner Corp. (1)	32,366	2,230,341

Life Sciences Tools & Services — 1.5%
Charles River Laboratories International, Inc. (1)(2)	16,111	2,113,763

Pharmaceuticals — 1.3%
Jazz Pharmaceuticals PLC (1)(2)	14,757	1,891,110

Total Healthcare		14,313,095

Industrials — 10.5%

Agricultural & Farm Machinery — 1.1%
AGCO Corp. (1)	21,752	1,503,498

Airlines — 1.0%
JetBlue Airways Corp. (1)(2)	78,638	1,362,010

Construction Machinery & Heavy Trucks — 2.6%
Allison Transmission Holdings, Inc.	38,140	1,694,560
Cummins, Inc.	12,769	1,906,029

		3,600,589

Electrical Components & Equipment — 1.1%
Regal Beloit Corp. (1)	22,725	1,611,203

Environmental & Facilities Services — 1.4%
Republic Services, Inc.	22,196	1,980,993

Industrial Machinery — 1.2%
Stanley Black & Decker, Inc.	13,097	1,740,067

Trading Companies & Distributors — 1.1%
United Rentals, Inc. (2)	13,628	1,533,968

Trucking — 1.0%
Ryder System, Inc.	28,916	1,392,884

Total Industrials		14,725,212

Information Technology — 10.0%

Communications Equipment — 1.3%
Juniper Networks, Inc.	81,525	1,888,119

Consulting & Other Services — 0.6%
DXC Technology Co. (1)	24,261	805,950

Data Processing & Outsourced Services — 1.2%
Sabre Corp. (1)	69,849	1,651,230

Electronic Equipment & Instruments — 1.0%
National Instruments Corp. (1)	34,900	1,465,800

Electronic Manufacturing Services — 1.7%
Jabil, Inc.	80,987	2,333,235

Internet Services & Infrastructure — 1.5%
Akamai Technologies, Inc. (2)	24,383	2,173,257

Semiconductors — 0.9%
ON Semiconductor Corp. (1)(2)	72,242	1,285,908

Technology Distributors — 1.8%
CDW Corp.	21,981	2,538,806

Total Information Technology		14,142,305

Materials — 3.7%

Paper Packaging — 1.0%
WestRock Co.	41,448	1,416,693

Specialty Chemicals — 1.3%
Celanese Corp. (1)	16,136	1,829,338

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2019

Schedules of Investments

Mid-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Materials (continued)

Steel — 1.4%
Steel Dynamics, Inc.	74,978	$2,024,406

Total Materials		5,270,437

Real Estate — 14.8%

Hotel & Resort REIT’s — 1.6%
Host Hotels & Resorts, Inc. (1)	142,820	2,290,833

Office REIT’s — 1.4%
Boston Properties, Inc.	15,934	2,046,244

Residential REIT’s — 7.4%
AvalonBay Communities, Inc. (1)	11,950	2,540,092
Camden Property Trust	22,951	2,484,446
Essex Property Trust, Inc.	9,137	2,935,353
UDR, Inc.	50,013	2,409,626

		10,369,517

Retail REIT’s — 1.4%
Realty Income Corp. (1)	26,308	1,941,793

Specialized REIT’s — 3.0%
EPR Properties	23,750	1,858,438
Lamar Advertising Co., Class A (1)	31,322	2,400,831

		4,259,269

Total Real Estate		20,907,656

Utilities — 10.3%

Electric Utilities — 2.0%
Entergy Corp.	24,695	2,786,584

Gas Utilities — 1.5%
UGI Corp. (1)	44,608	2,171,071

Independent Power Producers & Energy Traders — 3.0%
AES Corp.	148,573	2,277,624
NRG Energy, Inc.	51,463	1,873,253

		4,150,877

Multi-Utilities — 3.8%
Ameren Corp.	36,698	2,831,251
CenterPoint Energy, Inc.	92,861	2,571,321

		5,402,572

Total Utilities		14,511,104

Total Common Stocks (identified cost $128,741,086)		137,657,139

Short-Term Investments — 30.8%

Collateral Pool Investments for Securities on Loan — 29.9%

Collateral pool allocation (3)		42,152,765

Mutual Funds — 0.9%
BMO Institutional Prime Money Market Fund — Premier Class, 2.097% (4)	1,258,948	1,259,074

Total Short-Term Investments (identified cost $43,411,838)		43,411,839

Total Investments — 128.5% (identified cost $172,152,924)		181,068,978
Other Assets and Liabilities — (28.5)%		(40,186,590)

Total Net Assets — 100.0%		$140,882,388

Mid-Cap Growth Fund

Description	Shares	Value
Common Stocks — 98.3%

Communication Services — 2.6%

Cable & Satellite — 1.5%
Altice USA, Inc., Class A (2)	49,402	$1,426,730

Internet & Direct Marketing Retail — 1.1%
TripAdvisor, Inc. (1)(2)	27,989	1,063,302

Total Communication Services		2,490,032

Consumer Discretionary — 16.0%

Apparel Retail — 2.1%
Burlington Stores, Inc. (2)	9,770	1,978,327

Apparel, Accessories & Luxury Goods — 2.4%
Columbia Sportswear Co.	11,647	1,092,372
VF Corp.	15,396	1,261,702

		2,354,074

Automotive Retail — 1.4%
O’Reilly Automotive, Inc. (1)(2)	3,555	1,364,267

Casinos & Gaming — 1.5%
MGM Resorts International (1)	52,674	1,478,032

Footwear — 1.3%
Deckers Outdoor Corp. (2)	8,411	1,240,202

General Merchandise Stores — 1.6%
Dollar General Corp.	9,576	1,494,718

Hotels, Resorts & Cruise Lines — 1.3%
Hilton Worldwide Holdings, Inc.	13,406	1,238,312

Internet & Direct Marketing Retail — 1.6%
Expedia Group, Inc.	12,205	1,587,871

Specialty Stores — 2.8%
Tractor Supply Co.	16,583	1,689,476
Ulta Salon Cosmetics & Fragrance, Inc. (2)	4,400	1,046,012

		2,735,488

Total Consumer Discretionary		15,471,291

Consumer Staples — 4.0%

Food Distributors — 1.7%
U.S. Foods Holding Corp. (2)	40,624	1,643,241

Food Retail — 1.0%
Sprouts Farmers Market, Inc. (2)	53,704	963,987

Packaged Foods & Meats — 1.3%
Post Holdings, Inc. (2)	12,497	1,245,826

Total Consumer Staples		3,853,054

Energy — 1.8%

Oil & Gas-Exploration & Production — 0.8%
Cabot Oil & Gas Corp.	45,276	775,125

Oil & Gas-Storage & Transportation — 1.0%
Cheniere Energy, Inc. (1)(2)	15,771	941,687

Total Energy		1,716,812

Financials — 4.3%

Investment Banking & Brokerage — 2.8%
E*TRADE Financial Corp.	25,563	1,067,000
LPL Financial Holdings, Inc. (1)	21,691	1,625,740

		2,692,740

Reinsurance — 1.5%
Everest Re Group, Ltd.	6,067	1,431,084

Total Financials		4,123,824

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Mid-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare — 14.5%

Biotechnology — 4.8%
Exelixis, Inc. (2)	59,791	$1,186,851
Incyte Corp. (1)(2)	15,016	1,228,609
Ionis Pharmaceuticals, Inc. (1)(2)	17,689	1,118,122
Neurocrine Biosciences, Inc. (2)	11,254	1,118,873

		4,652,455

Healthcare Equipment — 4.0%
DexCom, Inc. (2)	11,074	1,900,409
Masimo Corp. (2)	13,160	2,016,770

		3,917,179

Healthcare Supplies — 1.5%
Cooper Cos., Inc.	4,574	1,416,796

Healthcare Technology — 1.7%
Veeva Systems, Inc., Class A (2)	10,352	1,660,254

Life Sciences Tools & Services — 1.5%
Bio-Rad Laboratories, Inc., Class A (2)	4,344	1,467,012

Pharmaceuticals — 1.0%
Jazz Pharmaceuticals PLC (1)(2)	7,317	937,674

Total Healthcare		14,051,370

Industrials — 12.8%

Building Products — 2.9%
Fortune Brands Home & Security, Inc.	23,280	1,188,677
Masco Corp.	40,508	1,649,891

		2,838,568

Construction Machinery & Heavy Trucks — 2.7%
Allison Transmission Holdings, Inc.	30,419	1,351,516
Cummins, Inc.	8,560	1,277,751

		2,629,267

Electrical Components & Equipment — 1.4%
Hubbell, Inc. (1)	10,270	1,346,808

Human Resource & Employment Services — 1.3%
Insperity, Inc. (1)	12,993	1,287,086

Industrial Machinery — 2.9%
Flowserve Corp. (1)	31,701	1,352,999
ITT, Inc.	25,411	1,446,394

		2,799,393

Research & Consulting Services — 1.6%
CoStar Group, Inc. (2)	2,468	1,517,499

Total Industrials		12,418,621

Information Technology — 34.6%

Application Software — 7.9%
Guidewire Software, Inc. (1)(2)	12,015	1,155,603
HubSpot, Inc. (1)(2)	6,906	1,378,990
New Relic, Inc. (2)	12,002	688,194
Paylocity Holding Corp. (2)	12,573	1,373,223
Splunk, Inc. (1)(2)	13,201	1,476,136
Synopsys, Inc. (2)	11,406	1,617,485

		7,689,631

Communications Equipment — 2.4%
Ciena Corp. (2)	27,405	1,121,687
F5 Networks, Inc. (2)	9,387	1,208,388

		2,330,075

Consulting & Other Services — 2.1%
EPAM Systems, Inc. (1)(2)	10,857	2,077,270

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Data Processing & Outsourced Services — 4.8%
Euronet Worldwide, Inc. (1)(2)	10,886	$1,667,082
Genpact, Ltd.	35,980	1,473,741
WEX, Inc. (2)	7,382	1,509,988

		4,650,811

Electronic Components — 1.2%
Dolby Laboratories, Inc., Class A	18,059	1,111,712

Electronic Equipment & Instruments — 2.0%
Keysight Technologies, Inc. (1)(2)	20,265	1,962,868

Internet Services & Infrastructure — 3.1%
GoDaddy, Inc., Class A (2)	23,048	1,459,860
Palo Alto Networks, Inc. (2)	7,734	1,574,797

		3,034,657

Semiconductor Equipment — 3.6%
KLA Corp.	12,095	1,788,850
Teradyne, Inc.	31,240	1,654,783

		3,443,633

Semiconductors — 1.3%
ON Semiconductor Corp. (1)(2)	70,767	1,259,653

Systems Software — 4.3%
FireEye, Inc. (1)(2)	67,142	901,717
Fortinet, Inc. (2)	21,812	1,727,074
Proofpoint, Inc. (1)(2)	13,273	1,507,946

		4,136,737

Technology Hardware, Storage & Peripherals — 1.9%
NetApp, Inc.	18,797	903,384
Pure Storage, Inc., Class A (1)(2)	57,545	936,832

		1,840,216

Total Information Technology		33,537,263

Materials — 2.2%

Specialty Chemicals — 1.5%
Axalta Coating Systems, Ltd. (1)(2)	50,649	1,462,743

Steel — 0.7%
Steel Dynamics, Inc.	23,006	621,162

Total Materials		2,083,905

Real Estate — 5.5%

Office REIT’s — 1.1%
Boston Properties, Inc. (1)	8,277	1,062,933

Real Estate Services — 1.5%
CBRE Group, Inc., Class A (1)(2)	27,953	1,461,103

Residential REIT’s — 2.9%
Equity LifeStyle Properties, Inc.	9,667	1,302,338
Essex Property Trust, Inc.	4,784	1,536,908

		2,839,246

Total Real Estate		5,363,282

Total Common Stocks (identified cost $81,911,538)		95,109,454

Short-Term Investments — 24.0%

Collateral Pool Investments for Securities on Loan — 23.3%

Collateral pool allocation (3)		22,590,044

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2019

Schedules of Investments

Mid-Cap Growth Fund (continued)

Description	Shares	Value
Short-Term Investments (continued)

Mutual Funds — 0.7%
BMO Institutional Prime Money Market Fund — Premier Class, 2.097% (4)	686,931	$687,000

Total Short-Term Investments (identified cost $23,277,041)		23,277,044

Total Investments — 122.3% (identified cost $105,188,579)		118,386,498
Other Assets and Liabilities — (22.3)%		(21,602,681)

Total Net Assets — 100.0%		$96,783,817

Small-Cap Value Fund

Description	Shares	Value
Common Stocks — 98.7%

Communication Services — 0.6%

Cable & Satellite — 0.6%
MSG Networks, Inc., Class A (2)	20,197	$331,231

Consumer Discretionary — 6.8%

Apparel Retail — 1.1%
American Eagle Outfitters, Inc. (1)	23,725	399,055
Genesco, Inc. (1)(2)	5,684	202,805

		601,860

Apparel, Accessories & Luxury Goods — 0.4%
Vera Bradley, Inc. (1)(2)	19,189	203,211

Auto Parts & Equipment — 1.9%
American Axle & Manufacturing Holdings, Inc. (1)(2)	13,819	87,612
Cooper-Standard Holdings, Inc. (1)(2)	3,193	119,546
Dana, Inc. (1)	30,123	383,466
Stoneridge, Inc. (1)(2)	14,608	448,612

		1,039,236

Footwear — 0.7%
Deckers Outdoor Corp. (1)(2)	2,603	383,812

Home Furnishings — 0.5%
La-Z-Boy, Inc. (1)	9,163	292,025

Homebuilding — 1.1%
KB Home (1)	22,336	627,418

Homefurnishing Retail — 0.2%
Bed Bath & Beyond, Inc. (1)	10,891	105,316

Leisure Products — 0.3%
Johnson Outdoors, Inc., Class A (1)	3,504	196,224

Specialty Stores — 0.6%
Hibbett Sports, Inc. (1)(2)	20,181	333,794

Total Consumer Discretionary		3,782,896

Consumer Staples — 0.9%

Food Distributors — 0.2%
SpartanNash Co.	9,407	101,313

Household Products — 0.7%
Central Garden & Pet Co., Class A (2)	15,991	384,744

Total Consumer Staples		486,057

Description	Shares	Value
Common Stocks (continued)

Energy — 5.4%

Oil & Gas-Equipment & Services — 1.7%
FTS International, Inc. (2)	54,750	$137,423
Matrix Service Co. (1)(2)	16,813	334,074
Newpark Resources, Inc. (1)(2)	43,083	284,779
ProPetro Holding Corp. (1)(2)	19,653	209,304

		965,580

Oil & Gas-Exploration & Production — 1.7%
Amplify Energy Corp. (1)(2)	15,260	90,950
Laredo Petroleum, Inc. (1)(2)	55,304	137,154
SRC Energy, Inc. (1)(2)	96,712	485,494
W&T Offshore, Inc. (1)(2)	46,176	202,251

		915,849

Oil & Gas-Refining & Marketing — 2.0%
Delek US Holdings, Inc. (1)	16,758	548,824
World Fuel Services Corp. (1)	14,712	564,941

		1,113,765

Total Energy		2,995,194

Financials — 27.1%

Asset Management & Custody Banks — 0.7%
Waddell & Reed Financial, Inc., Class A (1)	24,416	394,807

Consumer Finance — 0.7%
Nelnet, Inc., Class A (1)	5,994	401,898

Investment Banking & Brokerage — 1.6%
Cowen, Inc., Class A (1)(2)	15,662	244,484
Stifel Financial Corp. (1)	12,301	657,119

		901,603

Life & Health Insurance — 0.9%
American Equity Investment Life Holding Co.	23,177	499,464

Multi-Line Insurance — 0.5%
National General Holdings Corp. (1)	11,259	265,487

Property & Casualty Insurance — 2.9%
Argo Group International Holdings, Ltd.	9,018	592,663
Employers Holdings, Inc. (1)	14,483	624,652
Safety Insurance Group, Inc. (1)	4,132	398,490

		1,615,805

Regional Banks — 15.6%
1st Source Corp. (1)	5,610	248,916
Atlantic Capital Bancshares, Inc. (2)	11,685	190,465
Boston Private Financial Holdings, Inc.	29,669	315,085
Cathay General Bancorp (1)	19,915	660,979
Central Pacific Financial Corp. (1)	16,015	445,537
Community Trust Bancorp, Inc.	4,446	172,949
Enterprise Financial Services Corp. (1)	7,102	279,961
Financial Institutions, Inc.	5,555	161,428
First Bancorp/Southern Pines NC (1)	6,531	230,022
First Commonwealth Financial Corp.	29,179	360,944
Great Southern Bancorp, Inc.	2,352	132,512
Great Western Bancorp, Inc. (1)	19,697	587,562
Hancock Whitney Corp. (1)	17,495	614,249
Hanmi Financial Corp.	18,230	326,499
Hilltop Holdings, Inc.	22,923	544,421
IBERIABANK Corp. (1)	9,739	671,894
International Bancshares Corp. (1)	16,781	597,236
Investors Bancorp, Inc.	17,485	194,083
Peapack Gladstone Financial Corp. (1)	6,006	168,949
Peoples Bancorp, Inc.	4,287	131,654
Preferred Bank (1)	5,143	256,944
Sandy Spring Bancorp, Inc.	10,956	366,807

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Financials (continued)
Texas Capital Bancshares, Inc. (1)(2)	5,915	$318,700
Univest Financial Corp. (1)	7,458	188,762
Wintrust Financial Corp.	8,238	517,594

		8,684,152

Thrifts & Mortgage Finance — 4.2%
Axos Financial, Inc. (2)	11,264	291,850
Essent Group, Ltd. (1)	10,486	508,571
First Defiance Financial Corp.	5,931	155,096
NMI Holdings, Inc., Class A (1)(2)	17,733	502,553
TrustCo Bank Corp. (1)	32,820	251,730
Walker & Dunlop, Inc.	11,555	645,462

		2,355,262

Total Financials		15,118,478

Healthcare — 7.4%

Biotechnology — 0.9%
CareDx, Inc. (1)(2)	3,597	82,084
Emergent BioSolutions, Inc. (1)(2)	5,757	252,157
Myriad Genetics, Inc. (1)(2)	7,589	178,569

		512,810

Healthcare Equipment — 2.8%
CONMED Corp. (1)	6,045	609,154
Integer Holdings Corp. (2)	4,250	307,700
Natus Medical, Inc. (1)(2)	8,160	225,869
Orthofix Medical, Inc. (1)(2)	8,601	437,275

		1,579,998

Healthcare Supplies — 1.0%
Lantheus Holdings, Inc. (2)	16,784	365,220
Meridian Bioscience, Inc.	20,645	190,553

		555,773

Healthcare Technology — 1.4%
Computer Programs & Systems, Inc.	10,628	224,782
HMS Holdings Corp. (1)(2)	14,932	545,466

		770,248

Life Sciences Tools & Services — 0.7%
Luminex Corp. (1)	17,848	365,884

Pharmaceuticals — 0.6%
Assertio Therapeutics, Inc. (2)	35,561	51,208
Phibro Animal Health Corp., Class A	15,100	311,815

		363,023

Total Healthcare		4,147,736

Industrials — 15.6%

Air Freight & Logistics — 0.3%
Atlas Air Worldwide Holdings, Inc. (1)(2)	6,715	173,583

Airlines — 0.6%
Hawaiian Holdings, Inc. (1)	13,993	341,569

Building Products — 2.2%
Apogee Enterprises, Inc.	7,381	272,580
Builders FirstSource, Inc. (2)	13,393	260,494
Masonite International Corp. (1)(2)	7,670	409,501
Quanex Building Products Corp. (1)	17,341	298,612

		1,241,187

Construction & Engineering — 0.7%
Great Lakes Dredge & Dock Corp. (2)	35,103	380,517

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Construction Machinery & Heavy Trucks — 0.3%
Wabash National Corp. (1)	12,512	$170,664

Diversified Support Services — 1.4%
UniFirst Corp.	4,053	794,023

Electrical Components & Equipment — 0.3%
Encore Wire Corp.	3,042	164,238

Human Resource & Employment Services — 0.5%
TrueBlue, Inc. (1)(2)	13,608	264,131

Industrial Machinery — 1.0%
Columbus McKinnon Corp.	6,625	214,451
SPX FLOW, Inc. (1)(2)	10,261	345,899

		560,350

Office Services & Supplies — 2.6%
ACCO Brands Corp. (1)	35,820	332,052
Herman Miller, Inc. (1)	5,662	239,389
Kimball International, Inc., Class B	11,524	202,246
Steelcase, Inc., Class A	41,806	649,247

		1,422,934

Research & Consulting Services — 0.7%
CBIZ, Inc. (2)	18,003	402,187

Trading Companies & Distributors — 3.5%
Aircastle, Ltd. (1)	14,972	327,138
BMC Stock Holdings, Inc. (1)(2)	16,841	428,267
Foundation Building Materials, Inc. (1)(2)	12,190	208,815
Herc Holdings, Inc. (2)	4,578	188,980
Rush Enterprises, Inc., Class A	11,441	413,134
WESCO International, Inc. (2)	9,082	409,416

		1,975,750

Trucking — 1.5%
ArcBest Corp. (1)	9,779	289,556
Covenant Transportation Group, Inc., Class A (2)	10,254	147,453
Ryder System, Inc. (1)	8,650	416,670

		853,679

Total Industrials		8,744,812

Information Technology — 10.8%

Communications Equipment — 0.8%
Ciena Corp. (1)(2)	8,114	332,106
Comtech Telecommunications Corp.	4,991	133,509

		465,615

Consulting & Other Services — 0.7%
Presidio, Inc. (1)	22,801	365,272

Data Processing & Outsourced Services — 0.9%
Sykes Enterprises, Inc. (1)(2)	17,513	507,877

Electronic Components — 1.4%
Belden, Inc. (1)	7,120	324,743
Vishay Intertechnology, Inc.	29,922	473,665

		798,408

Electronic Equipment & Instruments — 0.6%
MTS Systems Corp.	5,957	338,775

Electronic Manufacturing Services — 1.8%
Benchmark Electronics, Inc. (1)	12,505	331,132
CTS Corp. (1)	4,694	133,920
Fabrinet (1)(2)	10,187	514,342

		979,394

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2019

Schedules of Investments

Small-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Semiconductor Equipment — 1.6%
Amkor Technology, Inc. (1)(2)	66,310	$580,212
Rudolph Technologies, Inc. (2)	15,335	337,217

		917,429

Semiconductors — 1.1%
Diodes, Inc. (1)(2)	16,044	586,408

Technology Distributors — 1.9%
Insight Enterprises, Inc. (1)(2)	11,174	537,022
Tech Data Corp. (2)	5,672	525,965

		1,062,987

Total Information Technology		6,022,165

Materials — 5.0%

Commodity Chemicals — 0.8%
Trinseo SA (1)	12,246	429,712

Forest Products — 1.7%
Boise Cascade Co. (1)	17,697	555,686
Louisiana-Pacific Corp. (1)	16,238	390,362

		946,048

Paper Products — 0.3%
Domtar Corp.	5,374	177,073

Specialty Chemicals — 1.8%
Kraton Corp. (1)(2)	16,540	453,857
Stepan Co. (1)	6,112	583,024

		1,036,881

Steel — 0.4%
Schnitzer Steel Industries, Inc., Class A (1)	9,673	214,160

Total Materials		2,803,874

Real Estate — 13.5%

Diversified REIT’s — 3.6%
Alexander & Baldwin, Inc. (1)	26,160	598,802
American Assets Trust, Inc. (1)	11,368	532,704
Lexington Realty Trust (1)	29,927	310,942
PS Business Parks, Inc. (1)	3,096	556,073

		1,998,521

Healthcare REIT’s — 1.9%
CareTrust REIT, Inc. (1)	23,224	552,499
Physicians Realty Trust (1)	27,681	479,435

		1,031,934

Hotel & Resort REIT’s — 2.4%
Braemar Hotels & Resorts, Inc. (1)	20,379	186,876
Sunstone Hotel Investors, Inc. (1)	42,327	556,177
Xenia Hotels & Resorts, Inc. (1)	29,816	602,581

		1,345,634

Industrial REIT’s — 1.8%
First Industrial Realty Trust, Inc.	20,568	801,124
STAG Industrial, Inc. (1)	7,178	208,736

		1,009,860

Office REIT’s — 1.2%
Piedmont Office Realty Trust, Inc., Class A (1)	35,101	692,894

Real Estate Services — 0.2%
Realogy Holdings Corp. (1)	23,672	113,152

Description	Shares	Value
Common Stocks (continued)

Real Estate (continued)

Residential REIT’s — 0.3%
Preferred Apartment Communities, Inc., Class A (1)	13,236	$178,156

Retail REIT’s — 1.0%
Getty Realty Corp. (1)	10,498	333,416
Saul Centers, Inc. (1)	4,073	204,587

		538,003

Specialized REIT’s — 1.1%
National Storage Affiliates Trust (1)	18,272	611,381

Total Real Estate		7,519,535

Utilities — 5.6%

Electric Utilities — 4.3%
IDACORP, Inc. (1)	5,607	615,705
Otter Tail Corp.	4,308	218,071
PNM Resources, Inc.	14,209	724,801
Portland General Electric Co. (1)	15,417	877,073

		2,435,650

Multi-Utilities — 1.3%
Black Hills Corp. (1)	9,397	720,844

Total Utilities		3,156,494

Total Common Stocks (identified cost $55,157,121)		55,108,472

Short-Term Investments — 36.0%

Collateral Pool Investments for Securities on Loan — 35.1%

Collateral pool allocation (3)		19,580,233

Mutual Funds — 0.9%
BMO Institutional Prime Money Market Fund — Premier Class, 2.097% (4)	511,778	511,829

Total Short-Term Investments (identified cost $20,092,040)		20,092,062

Total Investments — 134.7% (identified cost $75,249,161)		75,200,534
Other Assets and Liabilities — (34.7)%		(19,366,625)

Total Net Assets — 100.0%		$55,833,909

Small-Cap Core Fund

Description	Shares	Value
Common Stocks — 97.9%

Communication Services — 2.8%

Alternative Carriers — 1.9%
Cogent Communications Holdings, Inc. (1)	2,653	$161,541
Iridium Communications, Inc. (1)(2)	4,404	106,489

		268,030

Movies & Entertainment — 0.9%
IMAX Corp. (2)	5,903	123,491

Total Communication Services		391,521

Consumer Discretionary — 7.6%

Apparel Retail — 1.5%
American Eagle Outfitters, Inc. (1)	4,836	81,342
Genesco, Inc. (1)(2)	2,109	75,249
Zumiez, Inc. (1)(2)	2,288	59,442

		216,033

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Core Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Apparel, Accessories & Luxury Goods — 0.4%
Vera Bradley, Inc. (2)	4,765	$50,461

Auto Parts & Equipment — 1.5%
American Axle & Manufacturing Holdings, Inc. (2)	6,665	42,256
Dana, Inc. (1)	7,604	96,799
Stoneridge, Inc. (2)	2,373	72,875

		211,930

Casinos & Gaming — 0.6%
Everi Holdings, Inc. (1)(2)	9,521	85,118

Education Services — 0.8%
K12, Inc. (2)	4,342	114,412

Footwear — 1.1%
Deckers Outdoor Corp. (2)	999	147,302

Homebuilding — 1.1%
KB Home (1)	5,484	154,046

Specialty Stores — 0.6%
Container Store Group, Inc. (1)(2)	6,800	30,464
Hibbett Sports, Inc. (1)(2)	3,226	53,358

		83,822

Total Consumer Discretionary		1,063,124

Consumer Staples — 3.7%

Food Distributors — 1.3%
Performance Food Group Co. (1)(2)	3,827	179,066

Food Retail — 0.3%
Natural Grocers by Vitamin Cottage, Inc. (1)(2)	3,375	31,860

Household Products — 0.8%
Central Garden & Pet Co., Class A (2)	4,622	111,205

Hypermarkets & Super Centers — 0.9%
BJ’s Wholesale Club Holdings, Inc. (1)(2)	4,855	127,492

Personal Products — 0.4%
elf Beauty, Inc. (2)	3,597	58,703

Total Consumer Staples		508,326

Energy — 2.0%

Oil & Gas-Equipment & Services — 1.2%
FTS International, Inc. (2)	6,013	15,093
Helix Energy Solutions Group, Inc. (2)	7,826	56,660
Matrix Service Co. (2)	1,512	30,044
ProPetro Holding Corp. (1)(2)	6,136	65,348

		167,145

Oil & Gas-Refining & Marketing — 0.8%
World Fuel Services Corp. (1)	3,020	115,968

Total Energy		283,113

Financials — 15.8%

Consumer Finance — 0.4%
Nelnet, Inc., Class A	903	60,546

Investment Banking & Brokerage — 0.8%
Evercore, Inc., Class A (1)	1,497	119,401

Life & Health Insurance — 1.4%
American Equity Investment Life Holding Co.	3,614	77,882
Primerica, Inc. (1)	991	118,097

		195,979

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Property & Casualty Insurance — 1.0%
Employers Holdings, Inc.	3,158	$136,204

Regional Banks — 8.3%
1st Source Corp. (1)	1,393	61,807
Boston Private Financial Holdings, Inc.	6,454	68,542
Cathay General Bancorp (1)	3,662	121,542
Central Pacific Financial Corp.	3,788	105,382
Community Trust Bancorp, Inc.	750	29,175
First Financial Corp.	870	35,322
Great Western Bancorp, Inc.	3,975	118,574
Hancock Whitney Corp. (1)	3,772	132,435
Hanmi Financial Corp.	3,896	69,777
Hilltop Holdings, Inc.	4,293	101,959
IBERIABANK Corp.	1,070	73,819
Investors Bancorp, Inc.	11,900	132,090
Peapack Gladstone Financial Corp.	1,629	45,824
Preferred Bank	1,164	58,154

		1,154,402

Thrifts & Mortgage Finance — 3.9%
Axos Financial, Inc. (2)	3,034	78,611
Essent Group, Ltd. (1)	2,477	120,135
NMI Holdings, Inc., Class A (2)	4,530	128,380
TrustCo Bank Corp. (1)	8,333	63,914
Walker & Dunlop, Inc.	2,662	148,699

		539,739

Total Financials		2,206,271

Healthcare — 19.3%

Biotechnology — 5.0%
ACADIA Pharmaceuticals, Inc. (1)(2)	1,188	32,860
BioSpecifics Technologies Corp. (1)(2)	1,212	66,757
CareDx, Inc. (1)(2)	2,267	51,733
Emergent BioSolutions, Inc. (1)(2)	1,621	71,000
Halozyme Therapeutics, Inc. (1)(2)	5,085	84,004
Myriad Genetics, Inc. (2)	2,045	48,119
PTC Therapeutics, Inc. (2)	1,190	53,038
Repligen Corp. (2)	1,429	132,626
Vanda Pharmaceuticals, Inc. (2)	5,278	74,367
Veracyte, Inc. (1)(2)	3,006	79,659

		694,163

Healthcare Equipment — 5.0%
Cardiovascular Systems, Inc. (1)(2)	2,132	103,253
CONMED Corp.	1,108	111,653
Glaukos Corp. (1)(2)	1,402	90,163
Globus Medical, Inc., Class A (2)	1,855	94,735
Integer Holdings Corp. (2)	1,474	106,717
Novocure, Ltd. (2)	1,487	135,109
Tandem Diabetes Care, Inc. (2)	758	54,902

		696,532

Healthcare Supplies — 1.8%
Cerus Corp. (2)	10,567	56,745
Lantheus Holdings, Inc. (2)	5,064	110,193
Meridian Bioscience, Inc.	4,652	42,938
OraSure Technologies, Inc. (2)	5,172	34,135

		244,011

Healthcare Technology — 3.1%
Evolent Health, Inc., Class A (2)	7,006	48,131
HealthStream, Inc. (2)	3,123	78,918
HMS Holdings Corp. (2)	4,284	156,495
Omnicell, Inc. (1)(2)	918	65,912
Simulations Plus, Inc. (1)	2,270	81,970

		431,426

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2019

Schedules of Investments

Small-Cap Core Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Life Sciences Tools & Services — 3.0%
Fluidigm Corp. (2)	6,672	$37,230
Luminex Corp.	4,230	86,715
Medpace Holdings, Inc. (1)(2)	2,076	167,969
NeoGenomics, Inc. (1)(2)	5,074	126,748

		418,662

Pharmaceuticals — 1.4%
ANI Pharmaceuticals, Inc. (1)(2)	1,071	70,151
Phibro Animal Health Corp., Class A	2,613	53,958
Supernus Pharmaceuticals, Inc. (1)(2)	2,749	74,305

		198,414

Total Healthcare		2,683,208

Industrials — 18.0%

Air Freight & Logistics — 0.8%
Hub Group, Inc., Class A (1)(2)	2,476	106,616

Airlines — 0.9%
Hawaiian Holdings, Inc. (1)	2,203	53,775
Spirit Airlines, Inc. (1)(2)	1,997	74,968

		128,743

Building Products — 1.4%
Builders FirstSource, Inc. (2)	3,512	68,308
Continental Building Products, Inc. (1)(2)	1,380	34,693
Masonite International Corp. (1)(2)	1,722	91,938

		194,939

Construction & Engineering — 0.7%
Comfort Systems USA, Inc.	1,582	61,160
Great Lakes Dredge & Dock Corp. (2)	3,137	34,005

		95,165

Construction Machinery & Heavy Trucks — 0.3%
Wabash National Corp.	2,980	40,647

Diversified Support Services — 1.2%
UniFirst Corp.	827	162,018

Electrical Components & Equipment — 2.1%
Atkore International Group, Inc. (2)	5,609	162,717
Generac Holdings, Inc. (1)(2)	1,680	131,023

		293,740

Human Resource & Employment Services — 1.5%
Kforce, Inc.	1,931	62,835
Korn Ferry (1)	1,407	54,985
TrueBlue, Inc. (2)	4,812	93,401

		211,221

Industrial Machinery — 1.9%
Hillenbrand, Inc.	2,496	68,490
SPX FLOW, Inc. (1)(2)	2,073	69,881
Watts Water Technologies, Inc., Class A	1,387	127,091

		265,462

Office Services & Supplies — 1.9%
Herman Miller, Inc.	3,685	155,802
Kimball International, Inc., Class B	1,673	29,361
Steelcase, Inc., Class A	5,307	82,418

		267,581

Research & Consulting Services — 0.3%
CRA International, Inc.	1,055	41,029

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Trading Companies & Distributors — 4.0%
BMC Stock Holdings, Inc. (2)	4,930	$125,370
DXP Enterprises, Inc. (2)	1,766	57,307
Foundation Building Materials, Inc. (2)	3,116	53,377
Herc Holdings, Inc. (2)	3,238	133,665
Rush Enterprises, Inc., Class A	3,287	118,693
WESCO International, Inc. (2)	1,700	76,636

		565,048

Trucking — 1.0%
Covenant Transportation Group, Inc., Class A (2)	2,873	41,314
Marten Transport, Ltd.	4,684	92,134

		133,448

Total Industrials		2,505,657

Information Technology — 16.2%

Application Software — 3.1%
Bottomline Technologies DE, Inc. (2)	1,978	81,572
Cornerstone OnDemand, Inc. (2)	1,822	95,054
SPS Commerce, Inc. (2)	3,000	151,620
Verint Systems, Inc. (1)(2)	1,975	105,248

		433,494

Communications Equipment — 1.3%
Ciena Corp. (2)	2,695	110,306
Extreme Networks, Inc. (2)	11,305	75,518

		185,824

Consulting & Other Services — 0.6%
Virtusa Corp. (1)(2)	2,417	87,350

Data Processing & Outsourced Services — 0.8%
Sykes Enterprises, Inc. (2)	3,676	106,604

Electronic Components — 0.9%
AVX Corp. (1)	6,004	81,354
Belden, Inc. (1)	921	42,007

		123,361

Electronic Equipment & Instruments — 1.8%
FARO Technologies, Inc. (1)(2)	1,723	84,841
Itron, Inc. (1)(2)	1,762	122,371
Vishay Precision Group, Inc. (2)	1,390	43,437

		250,649

Electronic Manufacturing Services — 0.8%
Fabrinet (1)(2)	2,208	111,482

Semiconductor Equipment — 2.3%
Amkor Technology, Inc. (2)	7,429	65,004
Entegris, Inc. (1)	1,468	62,875
Nanometrics, Inc. (1)(2)	1,459	39,816
Photronics, Inc. (1)(2)	10,163	109,760
Rudolph Technologies, Inc. (2)	2,062	45,343

		322,798

Semiconductors — 1.3%
Diodes, Inc. (1)(2)	1,864	68,129
Semtech Corp. (2)	2,753	115,544

		183,673

Systems Software — 1.5%
CommVault Systems, Inc. (2)	2,310	100,184
Progress Software Corp.	3,037	114,738

		214,922

Technology Distributors — 1.8%
Insight Enterprises, Inc. (2)	2,476	118,997

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Core Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Technology Distributors (continued)
Tech Data Corp. (2)	1,339	$124,165

		243,162

Total Information Technology		2,263,319

Materials — 3.0%

Commodity Chemicals — 0.7%
Trinseo SA	2,938	103,094

Forest Products — 1.4%
Boise Cascade Co.	3,489	109,554
Louisiana-Pacific Corp. (1)	3,419	82,193

		191,747

Specialty Chemicals — 0.9%
Kraton Corp. (2)	4,331	118,843

Total Materials		413,684

Real Estate — 6.6%

Diversified REIT’s — 3.1%
Alexander & Baldwin, Inc.	5,626	128,779
American Assets Trust, Inc.	3,244	152,014
PS Business Parks, Inc.	836	150,154

		430,947

Healthcare REIT’s — 0.6%
CareTrust REIT, Inc. (1)	3,608	85,834

Hotel & Resort REIT’s — 1.7%
Braemar Hotels & Resorts, Inc.	5,838	53,535
Sunstone Hotel Investors, Inc.	4,215	55,385
Xenia Hotels & Resorts, Inc. (1)	6,591	133,204

		242,124

Industrial REIT’s — 1.0%
EastGroup Properties, Inc.	1,130	140,708

Real Estate Services — 0.2%
Realogy Holdings Corp. (1)	5,459	26,094

Total Real Estate		925,707

Utilities — 2.9%

Electric Utilities — 2.9%
ALLETE, Inc.	716	61,383
IDACORP, Inc.	499	54,795
PNM Resources, Inc.	2,126	108,447
Portland General Electric Co.	3,116	177,269

Total Utilities		401,894

Total Common Stocks (identified cost $12,789,513)		13,645,824

Short-Term Investments — 31.8%

Collateral Pool Investments for Securities on Loan — 30.1%

Collateral pool allocation (3)		4,193,876

Mutual Funds — 1.7%
BMO Institutional Prime Money Market Fund — Premier Class, 2.097% (4)	233,006	233,030

Total Short-Term Investments (identified cost $4,426,905)		4,426,906

Total Investments — 129.7% (identified cost $17,216,418)		18,072,730
Other Assets and Liabilities — (29.7)%		(4,135,795)

Total Net Assets — 100.0%		$13,936,935

Small-Cap Growth Fund

Description	Shares	Value
Common Stocks — 98.7%

Communication Services — 3.2%

Alternative Carriers — 1.2%
Cogent Communications Holdings, Inc. (1)	19,525	$1,188,877

Interactive Media & Services — 1.2%
TrueCar, Inc. (1)(2)	96,993	384,092
Yelp, Inc. (1)(2)	22,627	758,231

		1,142,323

Movies & Entertainment — 0.8%
IMAX Corp. (1)(2)	40,223	841,465

Total Communication Services		3,172,665

Consumer Discretionary — 10.2%

Apparel Retail — 1.1%
Boot Barn Holdings, Inc. (1)(2)	31,680	1,085,040

Auto Parts & Equipment — 1.4%
Dana, Inc.	40,967	521,510
Gentherm, Inc. (1)(2)	23,477	861,606

		1,383,116

Casinos & Gaming — 0.8%
Everi Holdings, Inc. (2)	89,816	802,955

Footwear — 1.8%
Crocs, Inc. (1)(2)	37,810	843,163
Steven Madden, Ltd. (1)	28,384	942,916

		1,786,079

Homefurnishing Retail — 1.2%
Sleep Number Corp. (1)(2)	28,909	1,209,552

Internet & Direct Marketing Retail — 1.5%
1-800-Flowers.com, Inc., Class A (1)(2)	46,472	684,068
Shutterstock, Inc. (1)(2)	22,891	803,703

		1,487,771

Leisure Products — 0.8%
Callaway Golf Co.	46,504	825,911

Restaurants — 0.7%
Chuy’s Holdings, Inc. (1)(2)	28,245	716,576

Specialty Stores — 0.9%
Five Below, Inc. (1)(2)	7,124	875,326

Total Consumer Discretionary		10,172,326

Consumer Staples — 5.1%

Food Distributors — 1.3%
Performance Food Group Co. (1)(2)	27,833	1,302,306

Food Retail — 0.9%
Sprouts Farmers Market, Inc. (1)(2)	48,483	870,270

Household Products — 1.0%
Central Garden & Pet Co., Class A (2)	40,417	972,433

Hypermarkets & Super Centers — 0.9%
BJ’s Wholesale Club Holdings, Inc. (1)(2)	36,002	945,413

Packaged Foods & Meats — 1.0%
Simply Good Foods Co. (2)	32,635	966,975

Total Consumer Staples		5,057,397

Energy — 1.0%

Oil & Gas-Equipment & Services — 0.5%
ProPetro Holding Corp. (1)(2)	45,208	481,465

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2019

Schedules of Investments

Small-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Energy (continued)

Oil & Gas-Storage & Transportation — 0.5%
GasLog, Ltd. (1)	43,923	$540,253

Total Energy		1,021,718

Financials — 5.3%

Investment Banking & Brokerage — 0.9%
Houlihan Lokey, Inc. (1)	19,619	866,767

Life & Health Insurance — 0.9%
Primerica, Inc. (1)	7,791	928,454

Property & Casualty Insurance — 1.7%
AMERISAFE, Inc. (1)	13,857	951,976
Employers Holdings, Inc.	17,746	765,385

		1,717,361

Regional Banks — 0.9%
Great Western Bancorp, Inc.	28,828	859,939

Thrifts & Mortgage Finance — 0.9%
Essent Group, Ltd. (1)	18,130	879,305

Total Financials		5,251,826

Healthcare — 28.3%

Biotechnology — 9.8%
ACADIA Pharmaceuticals, Inc. (1)(2)	33,440	924,951
BioSpecifics Technologies Corp. (1)(2)	9,760	537,581
Blueprint Medicines Corp. (1)(2)	10,514	806,108
CareDx, Inc. (1)(2)	23,428	534,627
Halozyme Therapeutics, Inc. (1)(2)	51,374	848,699
Natera, Inc. (2)	25,073	826,155
PTC Therapeutics, Inc. (1)(2)	22,560	1,005,499
Radius Health, Inc. (1)(2)	38,431	1,087,597
REGENXBIO, Inc. (1)(2)	13,833	477,100
Repligen Corp. (1)(2)	9,139	848,191
Retrophin, Inc. (1)(2)	33,265	418,806
Vanda Pharmaceuticals, Inc. (1)(2)	43,992	619,847
Veracyte, Inc. (1)(2)	31,895	845,218

		9,780,379

Healthcare Equipment — 8.0%
AtriCure, Inc. (1)(2)	28,997	794,228
Axogen, Inc. (1)(2)	43,399	687,874
Cardiovascular Systems, Inc. (1)(2)	22,653	1,097,085
CONMED Corp.	14,610	1,472,250
Glaukos Corp. (1)(2)	14,550	935,710
Integer Holdings Corp. (2)	10,731	776,924
Novocure, Ltd. (1)(2)	13,999	1,271,949
Orthofix Medical, Inc. (2)	17,915	910,799

		7,946,819

Healthcare Services — 2.0%
Amedisys, Inc. (1)(2)	9,075	1,168,043
R1 RCM, Inc. (1)(2)	67,089	782,258

		1,950,301

Healthcare Supplies — 0.9%
Lantheus Holdings, Inc. (2)	41,871	911,113

Healthcare Technology — 3.7%
HMS Holdings Corp. (2)	25,950	947,953
Inspire Medical Systems, Inc. (2)	16,325	1,134,751
Omnicell, Inc. (1)(2)	10,226	734,227
Teladoc Health, Inc. (1)(2)	14,912	863,107

		3,680,038

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Life Sciences Tools & Services — 2.1%
Medpace Holdings, Inc. (1)(2)	14,477	$1,171,334
NeoGenomics, Inc. (1)(2)	35,409	884,517

		2,055,851

Pharmaceuticals — 1.8%
Amphastar Pharmaceuticals, Inc. (2)	33,808	759,327
Collegium Pharmaceutical, Inc. (1)(2)	47,274	547,433
Supernus Pharmaceuticals, Inc. (1)(2)	18,993	513,381

		1,820,141

Total Healthcare		28,144,642

Industrials — 19.7%

Air Freight & Logistics — 2.6%
Echo Global Logistics, Inc. (1)(2)	34,360	688,575
Forward Air Corp. (1)	13,931	867,901
Hub Group, Inc., Class A (2)	23,565	1,014,709

		2,571,185

Building Products — 1.9%
Builders FirstSource, Inc. (2)	55,957	1,088,364
CSW Industrials, Inc.	12,238	834,754

		1,923,118

Commercial Printing — 0.8%
Cimpress NV (1)(2)	7,072	811,088

Construction & Engineering — 0.7%
Comfort Systems USA, Inc.	19,083	737,749

Electrical Components & Equipment — 2.3%
Atkore International Group, Inc. (2)	41,980	1,217,840
Generac Holdings, Inc. (1)(2)	13,422	1,046,781

		2,264,621

Environmental & Facilities Services — 1.1%
Covanta Holding Corp. (1)	60,627	1,042,784

Human Resource & Employment Services — 1.9%
Insperity, Inc. (1)	10,266	1,016,950
Korn Ferry (1)	23,302	910,642

		1,927,592

Industrial Machinery — 6.5%
EnPro Industries, Inc. (1)	12,437	774,576
Mueller Industries, Inc.	29,990	790,536
Rexnord Corp. (1)(2)	33,887	887,162
SPX Corp. (1)(2)	26,298	998,009
SPX FLOW, Inc. (2)	28,796	970,713
Tennant Co. (1)	14,212	971,959
Watts Water Technologies, Inc., Class A (1)	12,139	1,112,297

		6,505,252

Office Services & Supplies — 1.9%
Herman Miller, Inc.	26,071	1,102,282
Steelcase, Inc., Class A	50,357	782,044

		1,884,326

Total Industrials		19,667,715

Information Technology — 18.9%

Application Software — 6.3%
Bottomline Technologies DE, Inc. (2)	19,534	805,582
Box, Inc., Class A (2)	50,956	745,486
Cornerstone OnDemand, Inc. (2)	18,913	986,691
j2 Global, Inc. (1)	11,689	988,890
New Relic, Inc. (2)	9,592	550,005
Paylocity Holding Corp. (1)(2)	9,299	1,015,637
SPS Commerce, Inc. (2)	23,726	1,199,112

		6,291,403

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Communications Equipment — 2.5%
Ciena Corp. (1)(2)	21,311	$872,259
NetScout Systems, Inc. (1)(2)	33,906	751,018
Viavi Solutions, Inc. (1)(2)	62,020	861,458

		2,484,735

Consulting & Other Services — 0.7%
Virtusa Corp. (1)(2)	20,250	731,835

Internet Services & Infrastructure — 0.4%
Carbonite, Inc. (1)(2)	30,109	362,813

Semiconductor Equipment — 2.6%
FormFactor, Inc. (1)(2)	58,685	1,002,927
Photronics, Inc. (2)	80,555	869,994
Rudolph Technologies, Inc. (2)	31,708	697,259

		2,570,180

Semiconductors — 2.4%
Lattice Semiconductor Corp. (1)(2)	56,047	1,103,565
Silicon Laboratories, Inc. (1)(2)	12,107	1,319,663

		2,423,228

Systems Software — 3.0%
CommVault Systems, Inc. (2)	20,352	882,666
ForeScout Technologies, Inc. (1)(2)	25,120	900,050
Varonis Systems, Inc. (1)(2)	17,221	1,176,539

		2,959,255

Technology Hardware, Storage & Peripherals — 1.0%
Stratasys, Ltd. (1)(2)	42,110	1,003,060

Total Information Technology		18,826,509

Materials — 2.6%

Forest Products — 0.9%
Boise Cascade Co.	27,031	848,773

Specialty Chemicals — 1.7%
Innospec, Inc.	12,488	1,038,752
Kraton Corp. (2)	25,113	689,101

		1,727,853

Total Materials		2,576,626

Real Estate — 4.4%

Diversified REIT’s — 1.2%
American Assets Trust, Inc. (1)	26,425	1,238,275

Healthcare REIT’s — 0.9%
CareTrust REIT, Inc.	36,519	868,787

Industrial REIT’s — 1.3%
EastGroup Properties, Inc. (1)	10,046	1,250,928

Real Estate Operating Companies — 1.0%
Kennedy-Wilson Holdings, Inc.	49,651	1,041,678

Total Real Estate		4,399,668

Total Common Stocks (identified cost $88,933,836)		98,291,092

Short-Term Investments — 36.2%

Collateral Pool Investments for Securities on Loan — 35.0%

Collateral pool allocation (3)		34,881,052

Description	Shares	Value
Short-Term Investments (continued)

Mutual Funds — 1.2%
BMO Institutional Prime Money Market Fund — Premier Class, 2.097% (4)	1,221,267	$1,221,390

Total Short-Term Investments (identified cost $36,102,440)		36,102,442

Total Investments — 134.9% (identified cost $125,036,276)		134,393,534
Other Assets and Liabilities — (34.9)%		(34,789,550)

Total Net Assets — 100.0%		$99,603,984

Global Low Volatility Equity Fund

Description	Shares	Value
Common Stocks — 97.6%

Australia — 0.4%
OceanaGold Corp.	55,774	$133,633

Bermuda — 1.0%
Argo Group International Holdings, Ltd.	2,233	146,753
Enstar Group, Ltd. (2)	971	173,440
Giordano International, Ltd.	104,000	32,498

		352,691

Brazil — 1.3%
IRB Brasil Resseguros S/A	13,900	364,200
Sao Martinho SA	20,700	89,178

		453,378

Canada — 10.1%
Allied Properties Real Estate Investment Trust	7,559	298,068
Atco, Ltd., Class I	9,832	351,364
BCE, Inc.	8,882	420,284
Canadian Imperial Bank of Commerce	1,310	101,472
Cogeco Communications, Inc.	3,538	278,065
Detour Gold Corp. (2)	10,359	185,566
Emera, Inc. (1)	3,654	158,302
First Capital Realty, Inc.	4,859	80,947
George Weston, Ltd.	4,543	369,097
Granite Real Estate Investment Trust	5,622	269,023
Loblaw Cos., Ltd.	4,687	256,528
Maple Leaf Foods, Inc.	5,525	131,382
Quebecor, Inc., Class B	22,567	508,325
Rogers Communications, Inc., Class B (1)	2,700	133,662

		3,542,085

Cayman Islands — 0.8%
361 Degrees International, Ltd.	188,000	39,804
Fresh Del Monte Produce, Inc.	1,521	39,607
HKBN, Ltd.	115,000	206,227

		285,638

China — 0.9%
Agricultural Bank of China, Ltd., Class H	403,000	155,229
China Minsheng Banking Corp., Ltd., Class H	161,600	106,354
China Telecom Corp., Ltd., Class H	112,000	50,140

		311,723

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2019

Schedules of Investments

Global Low Volatility Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Czech Republic — 2.3%
CEZ AS	19,316	$425,485
Komercni banka AS	5,456	193,679
Moneta Money Bank AS (5)	61,590	199,197

		818,361

Denmark — 0.2%
Pandora A/S (1)	1,620	69,007

France — 0.1%
Boiron SA	480	19,704

Germany — 0.3%
Talanx AG (2)	2,234	92,515

Hong Kong — 8.4%
CLP Holdings, Ltd.	64,500	664,300
Dah Sing Financial Holdings, Ltd.	18,400	67,588
Dairy Farm International Holdings, Ltd.	10,900	78,044
Hang Seng Bank, Ltd.	19,500	406,893
HK Electric Investments & HK Electric Investments, Ltd.	528,000	505,750
HKT Trust & HKT, Ltd.	66,000	103,204
Hysan Development Co., Ltd.	45,000	182,229
PCCW, Ltd.	530,000	287,294
SmarTone Telecommunications Holdings, Ltd.	104,000	92,454
Vitasoy International Holdings, Ltd.	44,000	204,836
WH Group, Ltd. (5)	192,000	154,523
Yuexiu Real Estate Investment Trust	269,000	177,037

		2,924,152

Hungary — 0.3%
Magyar Telekom Telecommunications PLC	66,801	93,754

Israel — 1.6%
Bank Hapoalim BM (2)	14,503	106,282
Bank Leumi Le-Israel BM	44,852	305,592
Strauss Group, Ltd.	4,906	145,337

		557,211

Italy — 2.4%
Enel SpA	113,767	824,485

Japan — 9.3%
AOKI Holdings, Inc.	8,200	80,198
Bridgestone Corp.	1,800	68,672
Chubu Electric Power Co., Inc.	34,200	504,300
Doutor Nichires Holdings Co., Ltd.	5,600	106,481
Frontier Real Estate Investment Corp.	91	392,319
Geo Holdings Corp.	14,200	178,177
Hogy Medical Co., Ltd.	1,900	51,848
Japan Rental Housing Investments, Inc.	372	344,214
Kissei Pharmaceutical Co., Ltd.	4,500	102,975
KYORIN Holdings, Inc.	11,900	198,716
Mitsui Sugar Co., Ltd.	3,500	71,723
Morinaga Milk Industry Co., Ltd.	1,900	78,515
Nihon Kohden Corp. (1)	3,400	94,349
Nippon Telegraph & Telephone Corp.	6,500	311,799
Paramount Bed Holdings Co., Ltd.	2,400	87,994
Shimachu Co., Ltd. (1)	6,700	157,922
Suzuken Co., Ltd.	2,200	118,247
Towa Pharmaceutical Co., Ltd.	4,900	112,312
Valor Holdings Co., Ltd.	4,500	75,526

Description	Shares	Value
Common Stocks (continued)

Japan (continued)
Vital KSK Holdings, Inc. (1)	7,700	$75,815
Xebio Holdings Co., Ltd.	4,600	48,799

		3,260,901

Malaysia — 1.7%
Public Bank Bhd	122,500	591,892

Mexico — 0.7%
Arca Continental SAB de C.V.	47,100	246,363

Myanmar — 1.3%
Genting Bhd	55,100	78,612
Hong Leong Bank Bhd	48,700	192,229
RHB Bank Bhd	147,600	200,052

		470,893

Netherlands — 2.1%
Flow Traders (5)	14,441	387,579
Intertrust NV (5)	5,746	119,166
Koninklijke Ahold Delhaize NV	10,046	235,009

		741,754

New Zealand — 2.9%
Air New Zealand, Ltd.	49,013	88,480
Argosy Property, Ltd.	132,076	121,919
Chorus, Ltd.	23,904	75,912
Fisher & Paykel Healthcare Corp., Ltd.	23,555	247,119
Infratil, Ltd.	50,726	145,429
Ryman Healthcare, Ltd.	23,406	192,021
Summerset Group Holdings, Ltd.	40,223	153,081

		1,023,961

Philippines — 3.6%
Alliance Global Group, Inc.	525,100	128,104
First Philippine Holdings Corp.	39,110	61,718
International Container Terminal Services, Inc.	95,010	247,848
Manila Electric Co.	42,480	297,848
Megaworld Corp.	1,150,800	113,406
Metropolitan Bank & Trust Co.	150,400	204,838
PLDT, Inc.	8,605	194,886

		1,248,648

Portugal — 0.3%
REN — Redes Energeticas Nacionais SGPS SA	37,632	105,467

Singapore — 5.0%
Ascott Residence Trust	127,800	119,719
BOC Aviation, Ltd. (5)	16,000	138,972
Cache Logistics Trust	115,100	59,302
CDL Hospitality Trusts	114,300	131,782
Frasers Centrepoint Trust	126,600	250,874
Mapletree Industrial Trust	48,400	80,565
NetLink NBN Trust	685,300	439,501
SATS, Ltd.	84,800	293,309
Sheng Siong Group, Ltd.	113,000	96,083
Singapore Airlines, Ltd.	19,500	124,075

		1,734,182

South Africa — 1.8%
AngloGold Ashanti, Ltd.	17,515	399,680
Gold Fields, Ltd.	38,785	232,320

		632,000

Spain — 0.7%
Red Electrica Corp. SA	13,102	260,995

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Global Low Volatility Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Switzerland — 0.9%
Roche Holding AG	180	$49,212
Sonova Holding AG	1,077	249,949

		299,161

Taiwan — 3.1%
Coretronic Corp.	92,000	112,620
Far EasTone Telecommunications Co., Ltd.	212,000	494,059
Great Wall Enterprise Co., Ltd.	88,200	103,616
Pou Chen Corp.	73,000	91,105
Taichung Commercial Bank Co., Ltd.	349,476	131,290
Taiwan Secom Co., Ltd.	26,075	71,393
Uni-President Enterprises Corp.	40,000	97,549

		1,101,632

United Kingdom — 1.3%
Assura PLC	288,008	242,860
BT Group PLC	79,912	161,063
Halfords Group PLC	31,868	70,148

		474,071

United States — 32.8%
ALLETE, Inc.	2,026	173,689
Allstate Corp.	6,911	707,617
American Assets Trust, Inc.	12,075	565,835
American Express Co.	1,102	132,648
Atrion Corp.	234	181,853
AutoZone, Inc. (2)	143	157,542
Bryn Mawr Bank Corp.	2,364	80,612
Chevron Corp.	5,427	638,866
Chico’s FAS, Inc. (1)	12,355	38,548
CONMED Corp.	1,473	148,434
Darden Restaurants, Inc.	2,857	345,640
Discover Financial Services	7,149	571,706
Eli Lilly & Co.	1,960	221,421
Equity LifeStyle Properties, Inc.	2,324	313,089
Essex Property Trust, Inc.	1,742	559,635
Exelon Corp.	14,674	693,493
IDACORP, Inc.	3,484	382,578
Kroger Co.	5,512	130,524
MDU Resources Group, Inc.	3,768	101,322
Merck & Co., Inc.	9,372	810,397
Meridian Bancorp, Inc.	12,325	215,441
NorthWestern Corp.	7,284	527,653
PepsiCo, Inc.	4,187	572,489
Pfizer, Inc.	17,522	622,907
Pinnacle West Capital Corp.	755	71,959
Portland General Electric Co.	15,397	875,935
Progressive Corp.	1,724	130,679
Safety Insurance Group, Inc.	2,337	225,380
Sprouts Farmers Market, Inc. (2)	8,802	157,996
Sysco Corp.	7,806	580,220
Walmart, Inc.	4,817	550,390

		11,486,498

Total Common Stocks (identified cost $30,536,123)		34,156,755

Short-Term Investments — 3.9%

Collateral Investment for Securities on Loan — 2.1%

BMO Institutional Prime Money Market Fund — Premier Class, 2.097% (3)(4)	743,529	743,529

Description	Shares	Value
Short-Term Investments (continued)

Mutual Funds — 1.8%
BMO Institutional Prime Money Market Fund — Premier Class, 2.097% (4)	621,583	$621,645

Total Short-Term Investments (identified cost $1,365,111)		1,365,174

Total Investments — 101.5% (identified cost $31,901,234)		35,521,929
Other Assets and Liabilities — (1.5)%		(527,559)

Total Net Assets — 100.0%		$34,994,370

Industry	Value	% of Total Net Assets
Airlines	$212,555	0.7%
Apparel	91,105	0.2
Auto Parts & Equipment	68,672	0.2
Banks	3,043,199	8.8
Beverages	1,023,688	2.9
Commercial Services	190,559	0.5
Diversified Financial Services	1,230,905	3.5
Electric	7,132,072	20.3
Electronics	112,620	0.3
Energy-Alternate Sources	89,178	0.3
Engineering & Construction	541,157	1.5
Food	2,705,196	7.8
Healthcare-Products	1,061,546	3.1
Healthcare-Services	345,102	1.0
Holding Companies-Diversified	128,104	0.4
Insurance	1,840,584	5.2
Lodging	78,612	0.2
Media	786,390	2.3
Mining	951,199	2.7
Oil & Gas	638,866	1.8
Pharmaceuticals	2,331,706	6.7
Real Estate	498,501	1.3
Real Estate Investment Trusts	3,804,322	10.8
Retail	1,971,237	5.7
Savings & Loans	215,441	0.6
Telecommunications	3,064,239	8.8

Total Common Stocks	34,156,755	97.6
Collateral Investment for Securities on Loan	743,529	2.1
Mutual Funds	621,645	1.8

Total Investments	35,521,929	101.5
Other Assets and Liabilities	(527,559)	(1.5)

Net Assets	$34,994,370	100.0%

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2019

Schedules of Investments

Disciplined International Equity Fund

Description	Shares	Value
Common Stocks — 98.5%

Australia — 10.7%
BHP Group, Ltd.	45,112	$1,102,515
CSL, Ltd.	1,585	257,109
Evolution Mining, Ltd.	270,276	942,850
Qantas Airways, Ltd.	201,679	829,865
Rio Tinto PLC	27,100	1,368,309
Santos, Ltd.	293,015	1,422,756
Whitehaven Coal, Ltd. (1)	110,090	254,301
Woodside Petroleum, Ltd.	16,928	366,287

		6,543,992

Cayman Islands — 0.2%
IGG, Inc. (1)	170,000	114,918

Denmark — 4.1%
Novo Nordisk A/S, Class B	34,604	1,796,875
Pandora A/S (1)	16,718	712,133

		2,509,008

Finland — 2.0%
UPM-Kymmene OYJ	44,666	1,203,691

France — 7.3%
Arkema SA	4,949	433,830
Cie de Saint-Gobain	4,248	153,229
Credit Agricole SA	31,468	359,337
Eiffage SA	3,017	312,484
Peugeot SA	63,087	1,409,596
Sanofi	8,183	702,574
Vinci SA	10,026	1,096,398

		4,467,448

Germany — 7.6%
Allianz SE	8,714	1,920,212
Covestro AG (5)	24,475	1,107,980
Deutsche Lufthansa AG	46,786	718,854
Fresenius Medical Care AG & Co. KGaA	1,812	121,878
Fresenius SE & Co. KGaA	10,504	509,802
Siltronic AG	1,265	81,416
Talanx AG (2)	4,450	184,284

		4,644,426

Hong Kong — 3.6%
CK Asset Holdings, Ltd.	174,000	1,181,764
Sands China, Ltd.	154,000	699,250
WH Group, Ltd. (5)	410,000	329,970

		2,210,984

Israel — 1.3%
Bank Leumi Le-Israel BM	116,374	792,894

Italy — 5.1%
Enel SpA	253,769	1,839,098
Eni SpA	85,589	1,286,830

		3,125,928

Japan — 22.8%
AGC, Inc.	11,200	323,133
Aoyama Trading Co., Ltd.	8,600	152,191
Chubu Electric Power Co., Inc.	37,100	547,062
Daito Trust Construction Co., Ltd. (1)	4,000	515,084
Daiwa House Industry Co., Ltd.	10,400	326,190
Fujitsu, Ltd.	5,400	416,964
Hitachi, Ltd.	42,300	1,444,973
Honda Motor Co., Ltd.	47,500	1,128,312
JVC Kenwood Corp.	79,200	228,128

Description	Shares	Value
Common Stocks (continued)

Japan (continued)
Kajima Corp. (1)	29,100	$354,180
Kansai Electric Power Co., Inc. (1)	49,900	607,104
Konica Minolta, Inc.	76,700	545,820
Mebuki Financial Group, Inc.	76,200	169,995
Mizuho Financial Group, Inc. (1)	388,300	565,445
MS&AD Insurance Group Holdings, Inc. (1)	42,200	1,341,454
Nichias Corp.	8,600	142,962
Nippon Telegraph & Telephone Corp.	36,800	1,765,264
Obayashi Corp.	60,000	552,925
ORIX Corp. (1)	83,400	1,231,747
Sumitomo Electric Industries, Ltd. (1)	10,200	120,113
Sumitomo Mitsui Construction Co., Ltd.	25,200	125,010
Sumitomo Mitsui Financial Group, Inc. (1)	10,700	350,909
Toppan Printing Co., Ltd.	27,600	439,844
West Japan Railway Co.	5,800	488,634

		13,883,443

Netherlands — 6.2%
AerCap Holdings NV (2)	15,723	843,067
ASM International NV	9,718	816,422
BE Semiconductor Industries NV	7,064	208,455
Fiat Chrysler Automobiles NV	45,188	587,921
Koninklijke Ahold Delhaize NV	54,967	1,285,858

		3,741,723

Norway — 3.7%
Equinor ASA	60,447	1,033,520
Telenor ASA	60,537	1,243,001

		2,276,521

Singapore — 2.8%
DBS Group Holdings, Ltd.	77,800	1,375,200
SATS, Ltd.	43,400	150,114
United Overseas Bank, Ltd.	9,300	167,269

		1,692,583

Spain — 0.8%
Banco Bilbao Vizcaya Argentaria SA	26,454	125,281
Ence Energia y Celulosa SA (1)	45,833	179,730
Merlin Properties Socimi SA	12,721	170,009

		475,020

Sweden — 1.1%
Boliden AB	5,648	124,876
Skandinaviska Enskilda Banken AB, Class A	63,029	541,754

		666,630

Switzerland — 8.0%
Nestle SA	3,462	388,262
Roche Holding AG	9,027	2,468,003
Sonova Holding AG	2,184	506,860
TE Connectivity, Ltd.	12,374	1,128,756
Zurich Insurance Group AG	983	349,798

		4,841,679

United Kingdom — 11.2%
Auto Trader Group PLC (5)	204,046	1,319,873
BT Group PLC	125,750	253,450
Diageo PLC	7,621	324,887
GlaxoSmithKline PLC	86,463	1,800,742
Imperial Brands PLC	41,775	1,079,922
International Consolidated Airlines Group SA	22,804	117,013
Legal & General Group PLC	85,238	227,764

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Disciplined International Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

United Kingdom (continued)
Micro Focus International PLC	14,484	$195,416
Persimmon PLC	12,236	283,259
Tate & Lyle PLC	44,876	392,829
Unilever PLC	13,315	841,840

		6,836,995

Total Common Stocks (identified cost $59,546,891)		60,027,883

Limited Partnership Units — 0.2%

Germany — 0.2%
Schaeffler AG	22,050	149,524

Total Limited Partnership Units (identified cost $292,626)		149,524

Short-Term Investments — 10.6%

Collateral Investment for Securities on Loan — 10.3%

BMO Institutional Prime Money Market Fund — Premier Class, 2.097% (3)(4)	6,280,674	6,280,673

Mutual Funds — 0.3%
BMO Institutional Prime Money Market Fund — Premier Class, 2.097% (4)	182,186	182,205

Total Short-Term Investments (identified cost $6,462,875)		6,462,878

Total Investments — 109.3% (identified cost $66,302,392)		66,640,285
Other Assets and Liabilities — (9.3)%		(5,671,125)

Total Net Assets — 100.0%		$60,969,160

Industry	Value	% of Total Net Assets
Agriculture	$1,079,922	1.8%
Airlines	1,665,732	2.8
Auto Manufacturers	3,125,829	5.2
Auto Parts & Equipment	120,113	0.2
Banks	4,278,089	7.1
Beverages	324,887	0.5
Biotechnology	257,109	0.4
Building Materials	619,324	0.9
Chemicals	1,541,810	2.5
Coal	254,301	0.4
Commercial Services	439,844	0.7
Computers	416,964	0.7
Cosmetics/Personal Care	841,840	1.4
Diversified Financial Services	1,401,742	2.3
Electric	2,993,264	4.9
Electronics	1,128,756	1.9
Engineering & Construction	2,591,111	4.2
Food	2,396,919	3.8
Forest Products & Paper	1,383,421	2.3
Healthcare-Products	506,860	0.8
Healthcare-Services	631,680	1.0
Home Builders	283,259	0.5
Home Furnishings	228,128	0.4
Insurance	4,023,512	6.7
Internet	1,319,873	2.2
Lodging	699,250	1.2
Machinery-Construction & Mining	1,444,973	2.4

Industry	Value	% of Total Net Assets
Mining	$3,538,550	5.8%
Office/Business Equipment	545,820	0.9
Oil & Gas	4,109,393	6.7
Pharmaceuticals	6,768,194	11.1
Real Estate	2,023,038	3.2
Real Estate Investment Trusts	170,009	0.3
Retail	864,324	1.5
Semiconductors	1,106,293	1.8
Software	310,334	0.5
Telecommunications	3,261,715	5.3
Transportation	488,634	0.8
Trucking & Leasing	843,067	1.4

Total Common Stocks	60,027,883	98.5
Auto Parts & Equipment	149,524	0.2
Collateral Investment for Securities on Loan	6,280,673	10.3
Mutual Funds	182,205	0.3

Total Investments	66,640,285	109.3
Other Assets and Liabilities	(5,671,125)	(9.3)

Net Assets	$60,969,160	100.0%

Pyrford International Stock Fund

Description	Shares	Value
Common Stocks — 93.2%

Australia — 10.7%
Brambles, Ltd.	1,826,753	$13,901,565
Computershare, Ltd.	1,062,726	11,007,357
Newcrest Mining, Ltd.	225,434	5,617,287
QBE Insurance Group, Ltd.	1,067,496	9,007,883
Rio Tinto, Ltd.	93,013	5,485,978
Woodside Petroleum, Ltd.	522,844	11,313,273
Woolworths Group, Ltd.	548,572	13,953,593

		70,286,936

Finland — 2.8%
Kone OYJ, Class B	167,451	9,680,344
Sampo OYJ, A Shares	212,588	8,443,922

		18,124,266

France — 8.7%
Air Liquide SA	85,781	11,940,255
Bureau Veritas SA	392,701	9,391,570
Legrand SA	113,452	8,007,552
Rubis SCA	123,036	7,112,713
Sanofi	132,568	11,381,991
TOTAL SA	175,457	8,752,824

		56,586,905

Germany — 6.6%
Brenntag AG	220,816	10,637,004
Deutsche Post AG	251,493	8,264,459
Fielmann AG	110,584	7,869,541
GEA Group AG	280,160	7,553,026
SAP SE	74,198	8,856,035

		43,180,065

Hong Kong — 4.6%
AIA Group, Ltd.	726,600	7,066,381
China Mobile, Ltd.	1,252,000	10,371,588
Power Assets Holdings, Ltd.	1,026,000	6,830,927
VTech Holdings, Ltd.	741,900	5,866,767

		30,135,663

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2019

Schedules of Investments

Pyrford International Stock Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Japan — 11.1%
ABC-Mart, Inc. (1)	142,400	$9,101,483
Japan Tobacco, Inc.	810,668	17,173,326
KDDI Corp.	491,500	13,116,228
Mitsubishi Electric Corp.	943,000	11,393,048
Nihon Kohden Corp.	335,600	9,312,833
Sumitomo Rubber Industries, Ltd.	717,300	8,095,663
Toyota Tsusho Corp.	145,900	4,525,255

		72,717,836

Malaysia — 2.8%
Axiata Group Bhd	6,356,107	7,632,467
Malayan Banking Bhd	5,309,377	10,970,987

		18,603,454

Netherlands — 3.2%
Koninklijke Vopak NV (1)	210,942	10,052,397
Unilever NV	178,461	11,070,001

		21,122,398

Norway — 1.9%
Telenor ASA	611,824	12,562,528

Singapore — 4.6%
ComfortDelGro Corp., Ltd.	4,661,900	8,230,340
Singapore Technologies Engineering, Ltd.	1,628,500	4,623,520
Singapore Telecommunications, Ltd.	3,467,300	7,920,260
United Overseas Bank, Ltd.	498,702	8,969,629

		29,743,749

Sweden — 4.5%
Assa Abloy AB, Class B	419,349	8,754,730
Atlas Copco AB, A Shares	305,164	9,113,271
Essity AB, Class B	376,767	11,750,636

		29,618,637

Switzerland — 13.9%
Geberit AG	6,872	3,125,120
Givaudan SA	1,660	4,488,164
Nestle SA	221,117	24,798,168
Novartis AG	205,159	18,450,318
Roche Holding AG	75,784	20,719,526
Schindler Holding AG	20,466	4,673,217
SGS SA	1,979	4,858,772
Zurich Insurance Group AG	28,051	9,981,876

		91,095,161

Taiwan — 3.9%
Advantech Co., Ltd.	600,118	5,101,289
Chunghwa Telecom Co., Ltd.	2,421,000	8,401,433
Merida Industry Co., Ltd.	444,000	2,565,616
Taiwan Semiconductor Manufacturing Co., Ltd.	1,136,000	9,367,208

		25,435,546

United Kingdom — 13.9%
BP PLC	688,114	4,188,159
British American Tobacco PLC	273,436	9,582,244
GlaxoSmithKline PLC	489,193	10,188,297
IMI PLC	342,301	4,185,943
Imperial Brands PLC	230,750	5,965,097
Legal & General Group PLC	2,892,375	7,728,692
National Grid PLC	1,223,054	12,776,297
Reckitt Benckiser Group PLC	107,484	8,369,028
Royal Dutch Shell PLC, A Shares	245,264	6,799,583

Description	Shares	Value
Common Stocks (continued)

United Kingdom (continued)
Royal Dutch Shell PLC, B Shares	191,591	$5,280,346
SSE PLC	442,144	6,192,387
Vodafone Group PLC	4,954,215	9,358,313

		90,614,386

Total Common Stocks (identified cost $558,374,964)		609,827,530

Preferred Stocks — 1.4%

Germany — 1.4%
Fuchs Petrolub SE	269,265	9,404,834

Total Preferred Stocks (identified cost $10,585,770)		9,404,834

Short-Term Investments — 6.1%

Collateral Investment for Securities on Loan — 2.0%
BMO Institutional Prime Money Market Fund — Premier Class, 2.097% (3)(4)	12,915,868	12,915,868

Mutual Funds — 4.1%
BMO Institutional Prime Money Market Fund — Premier Class, 2.097% (4)	26,957,020	26,959,715

Total Short-Term Investments (identified cost $39,874,327)		39,875,583

Total Investments — 100.7% (identified cost $608,835,061)		659,107,947
Other Assets and Liabilities — (0.7)%		(4,544,491)

Total Net Assets — 100.0%		$654,563,456

Industry	Value	% of Total Net Assets
Agriculture	$32,720,667	5.0%
Auto Parts & Equipment	8,095,663	1.2
Banks	19,940,616	3.1
Building Materials	3,125,120	0.5
Chemicals	27,065,423	4.1
Commercial Services	28,151,907	4.2
Computers	16,108,646	2.5
Cosmetics/Personal Care	22,820,637	3.5
Distribution/Wholesale	4,525,255	0.7
Electric	13,023,314	2.0
Electrical Components & Equipment	8,007,552	1.2
Electronics	8,754,730	1.3
Engineering & Construction	4,623,520	0.7
Food	38,751,761	5.9
Gas	19,889,010	3.1
Hand/Machine Tools	4,673,217	0.7
Healthcare-Products	9,312,833	1.4
Household Products/Wares	8,369,028	1.3
Insurance	42,228,754	6.5
Leisure Time	2,565,616	0.4
Machinery-Construction & Mining	20,506,319	3.2
Machinery-Diversified	17,233,370	2.7
Mining	11,103,265	1.7
Miscellaneous Manufacturing	4,185,943	0.6
Oil & Gas	36,334,185	5.5
Pharmaceuticals	60,740,132	9.4
Pipelines	10,052,397	1.5
Retail	16,971,024	2.6
Semiconductors	9,367,208	1.4
Software	8,856,035	1.3
Telecommunications	75,229,584	11.4

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Pyrford International Stock Fund (continued)

Industry	Value	% of Total Net Assets
Transportation	$16,494,799	2.6%

Total Common Stocks	609,827,530	93.2
Preferred Stocks	9,404,834	1.4
Collateral Investment for Securities on Loan	12,915,868	2.0
Mutual Funds	26,959,715	4.1

Total Investments	659,107,947	100.7

Other Assets and Liabilities	(4,544,491)	(0.7)

Net Assets	$654,563,456	100.0%

LGM Emerging Markets Equity Fund

Description	Shares	Value
Common Stocks — 91.4%

Brazil — 2.3%
Raia Drogasil SA	305,300	$6,785,755

Chile — 1.2%
Aguas Andinas SA, Class A	6,599,751	3,630,961

China — 16.5%
ANTA Sports Products, Ltd.	1,156,000	9,583,695
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	2,649,122	10,621,996
Ping An Healthcare and Technology Co., Ltd. (1)(2)(5)	781,200	4,628,174
Tingyi Cayman Islands Holding Corp.	8,620,000	11,873,884
Yum China Holdings, Inc.	252,193	11,457,128

		48,164,877

Egypt — 4.3%
Commercial International Bank Egypt SAE, GDR	1,833,226	8,524,501
Eastern Co. SAE	4,257,768	3,961,911

		12,486,412

Hong Kong — 8.2%
AIA Group, Ltd.	1,075,200	10,456,609
Dairy Farm International Holdings, Ltd.	393,191	2,815,248
Sands China, Ltd.	2,337,600	10,614,071

		23,885,928

India — 16.1%
Colgate-Palmolive India, Ltd.	421,044	7,511,957
Emami, Ltd.	996,017	4,135,687
HDFC Bank, Ltd.	463,576	14,489,448
ICICI Bank, Ltd.	2,022,249	11,649,366
ITC, Ltd.	2,689,417	9,246,254

		47,032,712

Indonesia — 5.7%
Bank Mandiri Persero Tbk PT	24,599,508	12,572,889
Bank Rakyat Indonesia Persero Tbk PT	13,832,200	4,163,799

		16,736,688

Malaysia — 3.5%
British American Tobacco Malaysia Bhd	1,209,200	5,670,057

Description	Shares	Value
Common Stocks (continued)

Malaysia (continued)
Public Bank Bhd	939,900	$4,541,378

		10,211,435

Mexico — 5.8%
Bolsa Mexicana de Valores SAB de C.V.	2,026,573	3,748,475
Wal-Mart de Mexico SAB de C.V.	4,595,781	13,038,750

		16,787,225

Nigeria — 1.3%
Guaranty Trust Bank PLC	48,352,103	3,643,861

Peru — 1.5%
Credicorp, Ltd.	20,766	4,301,054

Philippines — 3.4%
Universal Robina Corp.	2,971,920	9,876,428

Russia — 3.6%
Magnit PJSC, GDR	786,472	10,385,363

South Africa — 11.3%
AVI, Ltd.	983,812	5,380,604
Clicks Group, Ltd.	407,009	5,339,582
Discovery, Ltd.	903,136	6,857,135
Famous Brands, Ltd.	305,889	1,590,270
Mr Price Group, Ltd.	630,408	7,135,377
Multichoice Group, Ltd. (2)	10,111	88,734
Naspers, Ltd., Class N	29,271	6,664,767

		33,056,469

Thailand — 1.3%
Kasikornbank PCL	694,469	3,634,477

United States — 2.9%
Western Union Co.	378,338	8,368,836

Vietnam — 2.5%
Vietnam Dairy Products JSC	1,368,611	7,260,379

Total Common Stocks (identified cost $255,346,629)		266,248,860

Common Stock Units — 3.0%

Mexico — 3.0%
Fomento Economico Mexicano SAB de C.V.,	971,600	8,886,760

Total Common Stock Units (identified cost $8,477,860)		8,886,760

Short-Term Investments — 6.4%

Collateral Investment for Securities on Loan — 0.7%

BMO Institutional Prime Money Market Fund — Premier Class, 2.097% (3)(4)	1,884,447	1,884,447

Mutual Funds — 5.7%
BMO Institutional Prime Money Market Fund — Premier Class, 2.097% (4)	16,711,176	16,712,847

Total Short-Term Investments (identified cost $18,596,901)		18,597,294

Total Investments — 100.8% (identified cost $282,421,390)		293,732,914
Other Assets and Liabilities — (0.8)%		(2,349,927)

Total Net Assets — 100.0%		$291,382,987

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2019

Schedules of Investments

LGM Emerging Markets Equity Fund (continued)

Industry	Value	% of Total Net Assets
Agriculture	$18,878,222	6.5%
Banks	67,520,773	23.2
Cosmetics/Personal Care	7,511,957	2.6
Diversified Financial Services	12,117,311	4.2
Food	52,833,298	18.2
Holding Companies-Diversified	5,380,604	1.8
Insurance	17,313,744	6.0
Internet	6,664,767	2.3
Lodging	10,614,071	3.6
Media	88,734	0.0
Pharmaceuticals	4,135,687	1.4
Retail	54,930,557	18.8
Software	4,628,174	1.6
Water	3,630,961	1.2

Total Common Stocks	266,248,860	91.4
Common Stock Units	8,886,760	3.0
Collateral Investment for Securities on Loan	1,884,447	0.7

Mutual Funds	16,712,847	5.7

Total Investments	293,732,914	100.8
Other Assets and Liabilities	(2,349,927)	(0.8)

Net Assets	$291,382,987	100.0%

Alternative Strategies Fund

Description	Shares	Value
Common Stocks — 20.8%

Australia — 0.6%
BHP Group PLC	7,388	$159,388
Regis Resources, Ltd.	18,754	64,917

		224,305

Bermuda — 0.4%
Argo Group International Holdings, Ltd.	525	34,503
Essent Group, Ltd.	2,460	119,310

		153,813

Canada — 3.0%
Air Canada (2)	6,799	228,523
Allied Properties Real Estate Investment Trust	4,819	190,024
Canfor Corp. (2)	6,205	71,399
Cascades, Inc.	1,573	13,327
Cogeco Communications, Inc.	744	58,474
Cogeco, Inc.	338	23,823
Equitable Group, Inc.	1,278	94,856
George Weston, Ltd.	1,500	121,868
Hudbay Minerals, Inc.	13,846	46,486
Husky Energy, Inc.	4,273	28,532
Interfor Corp. (2)	7,041	70,653
InterRent Real Estate Investment Trust	5,354	64,422
Methanex Corp.	1,266	41,040
Quebecor, Inc., Class B	1,115	25,115
Teck Resources, Ltd., Class B	3,364	57,279

		1,135,821

Description	Shares	Value
Common Stocks (continued)

Cayman Islands — 0.1%
Tianneng Power International, Ltd.	34,000	$26,843

China — 0.0%
Agricultural Bank of China, Ltd., Class H	45,000	17,333

Denmark — 0.2%
Novo Nordisk A/S, Class B	608	31,572
Scandinavian Tobacco Group A/S, Class A (5)	5,295	60,875

		92,447

France — 0.3%
Boiron SA	370	15,188
Derichebourg SA	11,432	40,809
Peugeot SA	2,031	45,380
Sanofi	331	28,419

		129,796

Germany — 0.0%
Hamburger Hafen und Logistik AG	503	12,151

Hong Kong — 0.5%
HKT Trust & HKT, Ltd.	56,000	87,567
SITC International Holdings Co., Ltd.	10,000	10,382
SmarTone Telecommunications Holdings, Ltd.	75,500	67,119
WH Group, Ltd. (5)	28,500	22,937

		188,005

Indonesia — 0.2%
Bukit Asam Tbk PT	375,400	65,368
Indo Tambangraya Megah Tbk PT	16,300	14,938

		80,306

Italy — 0.7%
ASTM SpA	830	25,597
Enel SpA	29,626	214,704
Societa Iniziative Autostradali e Servizi SpA	1,800	30,208

		270,509

Japan — 1.9%
Arcs Co., Ltd.	2,100	43,548
Artnature, Inc.	2,000	11,879
Frontier Real Estate Investment Corp.	42	181,070
Fukuda Corp.	700	24,775
Heiwado Co., Ltd.	3,900	72,211
J-Oil Mills, Inc.	700	26,291
KDDI Corp.	1,400	37,361
Keihin Corp.	2,900	39,609
Mitsui Sugar Co., Ltd.	1,000	20,492
Nippon Telegraph & Telephone Corp.	3,700	177,486
Okinawa Electric Power Co., Inc.	2,850	43,326
Press Kogyo Co., Ltd.	5,500	22,935
Yorozu Corp.	1,100	12,964

		713,947

Luxembourg — 0.1%
Trinseo SA	1,473	51,688

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Alternative Strategies Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Malaysia — 0.0%
Malaysian Pacific Industries Bhd	6,700	$14,179

Netherlands — 0.4%
Koninklijke Ahold Delhaize NV	6,564	153,553

New Zealand — 0.2%
Air New Zealand, Ltd.	36,964	66,729
New Zealand Refining Co., Ltd.	15,127	19,539

		86,268

Norway — 0.4%
Austevoll Seafood ASA	3,526	36,200
DNO ASA	12,302	16,288
Leroy Seafood Group ASA	11,786	77,295
Sparebank 1 Oestlandet	1,624	14,757

		144,540

Poland — 0.1%
Asseco Poland SA	3,558	50,007

Portugal — 0.0%
Altri SGPS SA	2,325	14,693

Singapore — 0.6%
ComfortDelGro Corp., Ltd.	30,300	53,493
DBS Group Holdings, Ltd.	8,700	153,782
First Resources, Ltd.	16,600	17,704

		224,979

South Korea — 0.5%
DB HiTek Co., Ltd.	2,574	31,239
KT Corp.	4	89
Samsung Electronics Co., Ltd.	4,070	147,847

		179,175

Sweden — 0.1%
Mycronic AB	1,753	21,398

Switzerland — 0.5%
Ferrexpo PLC	7,771	19,110
Roche Holding AG	638	174,431

		193,541

Taiwan — 0.4%
Uni-President Enterprises Corp.	44,000	107,303
United Integrated Services Co., Ltd.	9,000	44,413

		151,716

United Kingdom — 1.4%
BT Group PLC	58,172	117,246
DFS Furniture PLC	4,705	12,423
GlaxoSmithKline PLC	7,806	162,574
Imperial Brands PLC	1,857	48,005
International Consolidated Airlines Group SA	6,210	31,865
Legal & General Group PLC	45,220	120,832
Reach PLC	8,909	9,865
SThree PLC	3,754	11,602
Watkin Jones PLC	12,687	33,345

		547,757

United States — 8.2%
AbbVie, Inc.	536	35,237
ArcBest Corp.	1,745	51,669
Best Buy Co., Inc.	1,280	81,472

Description	Shares	Value
Common Stocks (continued)

United States (continued)
Ciena Corp. (2)	3,739	$153,037
Citizens Financial Group, Inc.	779	26,283
CONMED Corp.	1,629	164,154
ConocoPhillips	1,238	64,599
CRA International, Inc.	1,337	51,996
Discover Financial Services	1,280	102,362
Emergent BioSolutions, Inc. (2)	3,055	133,809
Employers Holdings, Inc.	1,205	51,972
Enova International, Inc. (2)	493	11,783
Essex Property Trust, Inc.	687	220,706
F5 Networks, Inc. (2)	289	37,203
FedNat Holding Co.	757	9,258
Genomic Health, Inc. (2)	443	33,960
Glaukos Corp. (2)	1,149	73,892
Globus Medical, Inc., Class A (2)	823	42,031
Haemonetics Corp. (2)	556	74,243
HealthStream, Inc. (2)	1,247	31,512
Huntington Ingalls Industries, Inc.	534	111,606
Integer Holdings Corp. (2)	1,136	82,246
Intersect ENT, Inc. (2)	226	3,702
K12, Inc. (2)	2,754	72,568
Lantheus Holdings, Inc. (2)	2,135	46,458
LeMaitre Vascular, Inc.	512	16,210
Luminex Corp.	666	13,653
Marlin Business Services Corp.	2,206	47,716
Masco Corp.	3,616	147,280
Merit Medical Systems, Inc. (2)	3,049	106,044
Myriad Genetics, Inc. (2)	1,279	30,095
Natus Medical, Inc. (2)	1,039	28,759
NetApp, Inc.	1,139	54,740
NextGen Healthcare, Inc. (2)	1,419	20,164
OraSure Technologies, Inc. (2)	3,905	25,773
Orthofix Medical, Inc. (2)	1,112	56,534
Owens-Illinois, Inc.	1,035	10,526
Pacira BioSciences, Inc. (2)	799	29,755
Regions Financial Corp.	4,554	66,579
Rush Enterprises, Inc., Class A	1,662	60,015
Southwest Airlines Co.	591	30,921
SpartanNash Co.	960	10,339
Supernus Pharmaceuticals, Inc. (2)	1,791	48,411
Surmodics, Inc. (2)	559	26,306
Sykes Enterprises, Inc. (2)	1,991	57,739
Synchrony Financial	828	26,537
Sysco Corp.	1,247	92,689
U.S. Foods Holding Corp. (2)	3,622	146,510
United Airlines Holdings, Inc. (2)	660	55,645
Unum Group	2,430	61,746
Vishay Intertechnology, Inc.	4,034	63,858
Vishay Precision Group, Inc. (2)	707	22,094
WW Grainger, Inc.	61	16,693

		3,141,089

Total Common Stocks (identified cost $8,472,645)		8,019,859

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2019

Schedules of Investments

Alternative Strategies Fund (continued)

Description	Shares or Principal Amount	Value
Short-Term Investments — 68.1%

Mutual Funds — 49.3%
BMO Institutional Prime Money Market Fund — Premier Class, 2.097% (4)	18,999,373	$19,001,273

U.S. Treasury Bills — 18.8%
United States Treasury Bill, 0.000% 9/5/2019 (6)	$3,050,000	3,049,699
United States Treasury Bill, 0.000% 9/12/2019 (6)	2,550,000	2,548,808
United States Treasury Bill, 0.000% 10/10/2019 (6)	1,650,000	1,646,617

Total Short-Term Investments (identified cost $26,241,821)		26,246,397

Total Investments — 88.9% (identified cost $34,714,466)		34,266,256
Other Assets and Liabilities — 11.1%		4,297,571

Total Net Assets — 100.0%		$38,563,827

Industry Allocation

Industry	Value	% of Total Net Assets
Common Stocks
Agriculture	$126,584	0.3%
Airlines	413,683	1.1
Auto Manufacturers	45,380	0.1
Auto Parts & Equipment	75,508	0.2
Banks	278,734	0.7
Biotechnology	163,904	0.4
Building Materials	147,280	0.4
Chemicals	41,040	0.1
Coal	80,306	0.2
Commercial Services	204,122	0.5
Computers	162,486	0.4
Cosmetics/Personal Care	11,879	0.0
Distribution/Wholesale	16,693	0.1
Diversified Financial Services	283,254	0.7
Electric	258,030	0.7
Electrical Components & Equipment	26,843	0.1
Electronics	107,350	0.3
Engineering & Construction	69,188	0.2
Environmental Control	40,809	0.1
Food	931,236	2.4
Forest Products & Paper	170,072	0.4
Healthcare-Products	793,965	2.1
Holding Companies-Diversified	14,179	0.0
Insurance	397,621	1.0
Internet	68,715	0.2
Media	117,277	0.3
Mining	347,180	0.9
Miscellaneous Manufacturing	51,688	0.1
Oil & Gas	128,958	0.3
Packaging & Containers	10,526	0.0
Pharmaceuticals	525,587	1.4
Real Estate	33,345	0.1
Real Estate Investment Trusts	656,222	1.7
Retail	153,910	0.4
Semiconductors	179,086	0.5
Shipbuilding	111,606	0.3

Industry Allocation (continued)
Industry	Value	% of Total Net Assets
Software	$20,164	0.1%
Telecommunications	639,905	1.7
Transportation	115,544	0.3

Total Common Stocks	8,019,859	20.8
Short-Term Investments	26,246,397	68.1

Total Investments	34,266,256	88.9
Other Assets and Liabilities	4,297,571	11.1

Total Net Assets	$38,563,827	100.0%

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

At August 31, 2019, the Alternative Strategies Fund had outstanding futures contracts as set forth below:

Expiration Date	Number of Contracts	Description	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Long Futures

Bond Futures
September 2019	3	SFE 10-Year Australian Bond	$ 300,005	$ 300,605	$607
December 2019	21	Canadian Government Bond	2,279,538	2,288,328	8,850
December 2019	16	United States Treasury Note	2,104,601	2,107,500	2,899
December 2019	16	United States Treasury Bond	2,633,101	2,644,000	10,899
Index Futures
September 2019	12	CME E-Mini S&P 500® Index	1,767,304	1,754,880	(12,424)
September 2019	17	LIFFE FTSE 100 Index	1,509,030	1,485,329	(23,495)
September 2019	1	Russell 2000 Mini Index	74,978	74,710	(268)
September 2019	6	CME E-Mini NASDAQ 100 Index	914,487	922,890	8,403
September 2019	37	Eurex Euro STOXX 50 Index	1,390,658	1,390,331	(327)
September 2019	2	DAX Index	647,262	654,621	7,359
September 2019	6	CAC 40 10 Euro	345,563	361,235	15,672
September 2019	2	CBOT E-Mini DJIA Index	259,666	264,060	4,394
Interest Rate Futures
December 2020	143	CME 3-Month Eurodollar	35,205,305	35,299,551	94,790
September 2019	1	Eurex 10-Year Euro BUND	196,523	196,840	2,102
December 2020	107	LIFFE 90-Day Sterling	16,171,763	16,185,997	14,234
December 2020	51	LIFFE 3-Month Euro Euribor	14,107,380	14,112,376	3,436
December 2019	8	LIFFE 10-Year Gilt Government Bond	1,303,644	1,307,135	3,491
Short Futures

Index Futures
September 2019	7	TSE TOPIX Index	(1,027,535)	(994,966)	32,690
September 2019	4	OSE Nikkei 225 Index	(803,005)	(779,027)	23,978
September 2019	3	TSE S&P 60 Index	(437,907)	(442,316)	(4,418)
September 2019	9	MSCI E-Mini Emerging Markets Index	(431,749)	(442,800)	(11,051)
September 2019	2	CME Nikkei 225 Index	(194,404)	(194,428)	(24)
September 2019	1	HKG Hang Seng Index	(161,109)	(163,321)	(2,208)

Interest Rate Futures
March 2020	7	CME 3-Month Eurodollar	(1,712,700)	(1,722,875)	(10,175)

Total Futures Contracts			$76,442,399	$76,610,655	$169,414

At August 31, 2019, the Alternative Strategies Fund had outstanding forward foreign currency exchange contracts as set forth below:

		Contract Amount					Unrealized Appreciation
Settlement Date	Currency	Buy		Sell		Value	(Depreciation)	Counterparty
September 20, 2019	Australian Dollar	AUD	581,000		$406,172	$391,473	$(14,697)	Bank of America
September 20, 2019	Australian Dollar		$2,168,000	AUD	3,125,000	2,105,605	62,395	Bank of America
September 20, 2019	Canadian Dollar	CAD	4,966,000		$3,781,762	3,730,936	(50,824)	Bank of America
September 20, 2019	Canadian Dollar		$3,232,717	CAD	4,292,000	3,224,562	8,151	Bank of America
September 20, 2019	Euro Currency	EUR	3,048,000		$3,451,392	3,354,090	(97,302)	Bank of America
September 20, 2019	Euro Currency		$7,311,374	EUR	6,443,000	7,090,028	221,345	Bank of America
September 20, 2019	Japanese Yen	JPY	774,432,000		$7,254,961	7,298,285	43,328	Bank of America
September 20, 2019	Japanese Yen		$4,685,712	JPY	502,444,000	4,735,057	(49,343)	Bank of America
September 20, 2019	Mexican Peso	MXN	11,467,000		$590,897	570,570	(20,328)	Bank of America
September 20, 2019	Mexican Peso		$411,312	MXN	8,140,000	405,025	6,289	Bank of America
September 20, 2019	New Zealand Dollar	NZD	597,000		$392,349	376,358	(15,997)	Bank of America
September 20, 2019	New Zealand Dollar		$966,418	NZD	1,467,000	924,817	41,603	Bank of America
September 20, 2019	Pound Sterling	GBP	365,000		$457,832	444,445	(13,385)	Bank of America
September 20, 2019	Pound Sterling		$2,795,987	GBP	2,201,000	2,680,072	115,915	Bank of America
September 20, 2019	Swiss Franc	CHF	569,000		$582,149	575,731	(6,417)	Bank of America
September 20, 2019	Swiss Franc		$1,725,800	CHF	1,699,000	1,719,096	6,699	Bank of America
November 7, 2019	Euro Currency	EUR	4,090,902	PLN	17,979,897	4,518,156	(220)	BNP Paribas, N.A.
November 7, 2019	Euro Currency	EUR	1,965,000	PLN	8,628,231	2,170,225	1,937	Societe Generale
November 7, 2019	Mexican Peso	MXN	3,972,886		$199,000	195,885	(3,115)	HSBC Bank (USA)
November 7, 2019	New Zealand Dollar	NZD	2,760,000		$1,773,589	1,741,308	(32,280)	HSBC Bank (USA)
November 7, 2019	Polish Zloty	PLN	26,608,128	EUR	6,117,000	6,686,664	(69,196)	BNP Paribas, N.A.

						$54,938,388	$134,558

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2019

Schedules of Investments

At August 31, 2019, the Alternative Strategies Fund had outstanding total return swap agreements as set forth below:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Payment Paid	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	+	Pay	1 Month USD LIBOR Plus 0.23%	Monthly	6/29/2020	$3,173,240	$(93,786)	$—	$(93,786)
JPMorgan Chase & Co.	++	Receive	1 Month USD LIBOR Minus 0.15%	Monthly	9/13/2020	7,432,333	(6,397)	—	(6,397)
JPMorgan Chase & Co.	+++	Pay	1 Month USD LIBOR Plus 0.23%	Monthly	9/13/2020	7,407,003	(57,664)	—	(57,664)
Bank of America Merrill Lynch	++++	Pay	1 Month USD LIBOR Plus 0.16%	Monthly	9/06/2019	7,315,707	6,697	—	6,697

							$(151,150)	$—	$(151,150)

+	BMO Alternative Strategies Global Market Neutral Long Index
++	BMO Alternative Strategies Global Short Index
+++	BMO Alternative Strategies Global Market Neutral Short Index
++++	BMO Global Equity Market Neutral Strategy Index-Long and Short (MLEIFCLS)

The following table represents the equity basket holdings underlying the total return swap with BMO Alternative Strategies Global Market Neutral Long Index as of August 31, 2019:

Security Description	Shares	Value	Index Weight
BMO Alternative Strategies Global Market Neutral Long Index
AerCap Holdings NV	812	$43,540	0.51%
AES Corp.	1,776	27,223	0.32
AGC, Inc.	1,220	35,236	0.41
AGCO Corp.	879	60,757	0.71
Air Canada	795	26,757	0.31
Akamai Technologies, Inc.	390	34,720	0.40
Alliance Data Systems Corp.	386	47,520	0.55
Ally Financial, Inc.	1,392	43,654	0.51
Altium Ltd.	2,130	52,756	0.61
Altri SGPS SA	8,412	53,269	0.62
Amano Corp.	402	12,032	0.14
American Eagle Outfitters, Inc.	881	23,185	0.27
American Eagle Outfitters, Inc.	518	8,705	0.10
Arcs Co., Ltd.	1,017	21,113	0.25
Asahi Co., Ltd.	1,531	17,289	0.20
Asia Cement China Holdings Corp.	7,195	8,448	0.10
Asseco Poland SA	1,758	24,769	0.29
ASTM SpA	1,378	42,576	0.50
AT&S Austria Technologie & Systemtechnik	1,242	19,864	0.23
Atkore International Group, Inc.	1,932	56,037	0.65
Axial Retailing, Inc.	388	13,899	0.16
BE Semiconductor Industries NV	2,868	84,799	0.99
Berry Global Group, Inc.	1,833	71,739	0.83
BH Co., Ltd.	687	8,909	0.10
Boston Properties, Inc.	520	66,816	0.78
Burlington Stores, Inc.	96	19,501	0.23
Cabot Corp.	2,113	84,501	0.98
Cabot Oil & Gas Corp.	1,355	23,204	0.27
Cadence Design Systems, Inc.	3,073	210,420	2.45
CAE, Inc.	745	19,527	0.23
Capital One Financial Corp.	708	61,343	0.71
Castlight Health, Inc.	5,904	8,325	0.10
Cementir Holding SpA	2,123	13,866	0.16
Central Pacific Financial Corp.	3,281	91,280	1.06
China Resources Cement Holdings Ltd.	41,555	11,031	0.13
China Resources Cement Holdings Ltd.	10,729	9,517	0.11
CI Financial Corp.	1,956	28,083	0.33
Citigroup, Inc.	1,327	85,401	0.99
Citizens Financial Group, Inc.	1,054	35,551	0.41
Cogeco, Inc.	241	17,019	0.20
Comfort Systems USA, Inc.	55,715	98,400	1.14

Security Description	Shares	Value	Index Weight
Comfort Systems USA, Inc.	532	$20,551	0.24%
Covestro AG	1,005	45,581	0.53
CTT-Correios de Portugal SA	7,145	14,793	0.17
Daiichikosho Co Ltd.	1,623	73,225	0.85
Daiwa Securities Group, Inc.	12,201	52,622	0.61
DB HiTek Co., Ltd.	1,054	12,787	0.15
Derichebourg SA	2,457	8,787	0.10
Detour Gold Corp.	4,445	79,788	0.93
DNO ASA	23,360	30,950	0.36
Dollar General Corp.	415	64,723	0.75
Enerflex Ltd.	4,977	45,698	0.53
Entegris, Inc.	296	12,675	0.15
Equinor ASA	1,009	17,264	0.20
Equitable Group, Inc.	131	9,768	0.11
Eramet	389	19,333	0.22
Essent Group Ltd.	3,622	175,660	2.04
Essex Property Trust, Inc.	703	225,963	2.63
Estee Lauder Cos, Inc.	121	23,954	0.28
Eutelsat Communications SA	1,257	21,897	0.25
F5 Networks, Inc.	391	50,281	0.58
Fabrinet	1,076	54,344	0.63
FedNat Holding Co.	1,221	14,936	0.17
Ferrexpo PLC	20,229	49,788	0.58
Finnair OYJ	1,453	9,938	0.12
Fortescue Metals Group Ltd.	12,126	65,361	0.76
Fortinet, Inc.	986	78,066	0.91
France Bed Holdings Co., Ltd.	1,670	15,893	0.18
Frontier Real Estate Investment Corp.	3	12,578	0.15
FTI Consulting, Inc.	335	36,223	0.42
Fujitsu Ltd.	257	19,885	0.23
Fukuda Corp.	326	11,550	0.13
Genting Singapore Ltd.	28,610	18,356	0.21
Glaukos Corp.	642	41,291	0.48
Globalwafers Co., Ltd.	2,233	20,471	0.24
Globus Medical, Inc.	754	38,520	0.45
Haemonetics Corp.	238	31,797	0.37
Hancock Whitney Corp.	747	26,240	0.31
Hanmi Financial Corp.	3,823	68,462	0.80
HealthStream, Inc.	1,761	44,505	0.52
Helmerich & Payne, Inc.	278	10,437	0.12
Herc Holdings, Inc.	2,108	87,022	1.01
Hibbett Sports, Inc.	624	10,326	0.12
Hitachi Ltd.	2,461	84,145	0.98

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Security Description	Shares	Value	Index Weight
BMO Alternative Strategies Global Market Neutral Long Index (continued)
HMS Holdings Corp.	325	$11,877	0.14%
Honda Motor Co., Ltd.	743	17,661	0.21
Host Hotels & Resorts, Inc.	4,953	79,452	0.92
Hudbay Minerals, Inc.	8,293	27,898	0.32
Huntington Ingalls Industries, Inc.	545	113,879	1.32
Husky Energy, Inc.	3,369	22,538	0.26
IAA, Inc.	1,123	54,877	0.64
IGG, Inc.	22,681	15,342	0.18
Insight Enterprises, Inc.	2,304	110,720	1.29
Integer Holdings Corp.	132	9,548	0.11
Interfor Corp.	7,899	40,569	0.47
Interfor Corp.	3,513	35,322	0.41
Israel Corp., Ltd.	150	29,044	0.34
JetBlue Airways Corp.	1,154	19,990	0.23
JTEKT Corp.	6,167	66,932	0.78
KAR Auction Services, Inc.	1,123	29,832	0.35
KDDI Corp.	3,123	83,412	0.97
Kerry Properties Ltd.	10,185	34,381	0.40
Kohl’s Corp.	775	36,616	0.43
Komori Corp.	2,900	28,602	0.33
Koninklijke Ahold Delhaize NV	2,247	52,664	0.61
Koninklijke Ahold Delhaize NV	1,096	18,830	0.22
Kraton Corp.	1,655	45,424	0.53
Kroger Co.	493	11,665	0.14
Kurabo Industries Ltd.	813	14,814	0.17
Lantheus Holdings, Inc.	1,161	25,265	0.29
Legal & General Group PLC	60,478	161,743	1.88
Leroy Seafood Group ASA	10,422	68,393	0.80
Lotte Chemical Corp.	50	9,195	0.11
Luminex Corp.	1,330	27,256	0.32
Marlin Business Services Corp.	1,006	21,761	0.25
Masco Corp.	4,595	187,170	2.18
Matrix Service Co.	2,243	44,565	0.52
Max Co Ltd.	975	15,747	0.18
Mebuki Financial Group, Inc.	52,028	116,167	1.35
Medical Facilities Corp.	1,052	5,338	0.06
Medpace Holdings, Inc.	1,864	150,823	1.75
Meet Group, Inc.	2,485	8,572	0.10
Meidensha Corp.	786	12,948	0.15
Meitec Corp.	876	45,215	0.53
Methanex Corp.	1,452	47,151	0.55
Micro Focus International PLC	589	7,960	0.09
Mitsuboshi Belting Ltd.	1,486	30,484	0.35
Mitsuboshi Belting Ltd.	950	15,630	0.18
Moneysupermarket.com Group PLC	28,522	129,739	1.51
Myriad Genetics, Inc.	435	10,247	0.12
Naphtha Israel Petroleum Corp., Ltd.	1,320	7,724	0.09
NEC Corp.	409	17,525	0.20
NetApp, Inc.	1,530	73,547	0.86
Nikkon Holdings Co., Ltd.	2,570	57,326	0.67
Nishi-Nippon Financial Holdings, Inc.	8,375	52,866	0.61
Nobina AB	1,500	8,468	0.10
Northrim BanCorp, Inc.	330	11,956	0.14
NS United Kaiun Kaisha Ltd.	1,192	24,074	0.28
Obayashi Corp.	1,481	13,663	0.16
Oesterreichische Post AG	1,417	50,555	0.59
Omnicell, Inc.	122	8,749	0.10
ORIX Corp.	2,626	38,814	0.45
Orthofix Medical, Inc.	743	37,770	0.44
Oshkosh Corp.	2,138	150,258	1.75
Persimmon PLC	2,435	56,421	0.66
Peugeot SA	7,060	158,054	1.84

Security Description	Shares	Value	Index Weight
Quebecor, Inc.	2,836	$64,007	0.74%
Raymond James Financial, Inc.	346	27,193	0.32
Regions Financial Corp.	10,635	155,484	1.81
Rio Tinto PLC	1,296	65,508	0.76
Roche Holding AG	355	97,214	1.13
Samsung Electronics Co., Ltd.	812	29,496	0.34
Sandfire Resources NL	12,014	50,428	0.59
Sandvik AB	1,291	18,523	0.22
Scandinavian Tobacco Group A/S	3,756	43,269	0.50
Schaeffler AG	4,576	31,092	0.36
Semapa-Sociedade de Investimento e Gesta	858	11,400	0.13
ServiceMaster Global Holdings, Inc.	1,332	76,002	0.88
Signify NV	2,239	65,617	0.76
Siltronic AG	651	42,002	0.49
Silvercorp Metals, Inc.	4,235	18,137	0.21
Sino-American Silicon Products, Inc.	8,604	20,326	0.24
Sinotruk Hong Kong Ltd.	16,259	25,109	0.29
SITC International Holdings Co., Ltd.	32,947	34,228	0.40
SK Hynix, Inc.	718	45,870	0.53
Soulbrain Co., Ltd.	160	8,969	0.10
Sprouts Farmers Market, Inc.	732	13,133	0.15
SPS Commerce, Inc.	725	36,655	0.43
St Barbara Ltd.	7,898	17,134	0.20
Steel Dynamics, Inc.	2,404	64,909	0.75
Stoneridge, Inc.	1,241	38,118	0.44
Sumitomo Seika Chemicals Co., Ltd.	386	11,325	0.13
Supernus Pharmaceuticals, Inc.	431	11,647	0.14
Surmodics, Inc.	569	26,781	0.31
Synchrony Financial	1,939	62,133	0.72
Taiheiyo Cement Corp.	2,755	69,600	0.81
Teck Resources Ltd.	1,668	28,463	0.33
Terex Corp.	796	19,768	0.23
Tianneng Power International Ltd.	19,924	15,741	0.18
Toyo Construction Co., Ltd.	6,494	25,942	0.30
Trinseo SA	1,355	47,530	0.55
Tsubakimoto Chain Co.	1,202	36,532	0.42
UCB SA	146	10,920	0.13
Under Armour, Inc.	2,127	39,584	0.46
Uni-President Enterprises Corp.	14,381	35,071	0.41
United Continental Holdings, Inc.	293	32,981	0.38
United Continental Holdings, Inc.	276	23,243	0.27
Unum Group	2,043	51,901	0.60
US Concrete, Inc.	379	15,377	0.18
US Foods Holding Corp.	3,185	128,830	1.50
Vanda Pharmaceuticals, Inc.	1,343	18,930	0.22
Vishay Intertechnology, Inc.	2,329	36,863	0.43
Vishay Intertechnology, Inc.	428	13,360	0.15
W&T Offshore, Inc.	2,025	8,867	0.10
Waddell & Reed Financial, Inc.	1,643	26,563	0.31
Walker & Dunlop, Inc.	565	31,582	0.37
Weichai Power Co., Ltd.	7,885	12,076	0.14
Wells Fargo & Co.	951	44,301	0.52
West Fraser Timber Co., Ltd.	379	13,370	0.16
WW Grainger, Inc.	172	47,076	0.55
Yanzhou Coal Mining Co., Ltd.	37,500	32,497	0.38
Yorozu Corp.	1,100	12,979	0.15
Yurtec Corp.	1,525	9,527	0.11

		$8,601,226	100.00%

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2019

Schedules of Investments

The following table represents the equity basket holdings underlying the total return swap with BMO Alternative Strategies Global Short Index as of August 31, 2019:

Security Description	Shares	Value	Index Weight
BMO Alternative Strategies Global Short Index
AIXTRON SE	(16,181)	$(159,949)	(1.74)%
Albemarle Corp.	(2,474)	(152,691)	(1.66)
Asahi Holdings, Inc.	(6,717)	(142,074)	(1.55)
ASOS PLC	(3,935)	(114,053)	(1.24)
Atmos Energy Corp.	(2,179)	(240,194)	(2.61)
BOK Financial Corp.	(1,868)	(142,198)	(1.55)
Brown-Forman Corp.	(929)	(54,788)	(0.60)
Caverion OYJ	(5,763)	(36,939)	(0.40)
Cellnex Telecom SA	(6,128)	(245,642)	(2.67)
Century Aluminum Co.	(36,217)	(199,558)	(2.17)
Chugoku Marine Paints Ltd.	(7,205)	(58,035)	(0.63)
Daifuku Co., Ltd.	(4,744)	(224,374)	(2.44)
Easterly Government Properties, Inc.	(14,488)	(297,730)	(3.24)
Fugro NV	(11,001)	(77,828)	(0.85)
Fuji Seal International, Inc.	(4,121)	(112,128)	(1.22)
Goldwin, Inc.	(470)	(64,995)	(0.71)
GRENKE AG	(2,777)	(225,421)	(2.45)
HarborOne Bancorp, Inc.	(9,259)	(92,223)	(1.00)
Howard Bancorp, Inc.	(2,812)	(41,584)	(0.45)
Huatai Securities Co., Ltd.	(139,146)	(202,805)	(2.21)
Just Eat PLC	(17,841)	(170,739)	(1.86)
Kansai Paint Co., Ltd.	(13,782)	(287,077)	(3.12)
Kawasaki Kisen Kaisha Ltd.	(19,479)	(196,171)	(2.13)
Kura Sushi, Inc.	(1,019)	(40,609)	(0.44)
Lilis Energy, Inc.	(72,576)	(21,780)	(0.24)
M3, Inc.	(6,079)	(129,152)	(1.40)
Macerich Co.	(4,513)	(128,763)	(1.40)
MISUMI Group, Inc.	(10,944)	(248,279)	(2.70)
Money Forward, Inc.	(1,049)	(33,313)	(0.36)
NextEra Energy, Inc.	(1,113)	(243,757)	(2.65)
Nihon M&A Center, Inc.	(4,556)	(133,047)	(1.45)
Nippon Paint Holdings Co., Ltd.	(6,657)	(315,459)	(3.43)

Security Description	Shares	Value	Index Weight
Nippon Paint Holdings Co., Ltd.	(16,461)	$(245,964)	(2.67)%
Nitori Holdings Co., Ltd.	(1,548)	(223,553)	(2.43)
Noodles & Co.	(10,281)	(59,320)	(0.64)
Nordic Semiconductor ASA	(11,306)	(51,251)	(0.56)
Northam Platinum Ltd.	(64,541)	(334,317)	(3.63)
Northam Platinum Ltd.	(2,758)	(63,429)	(0.69)
Nufarm Ltd.	(43,660)	(141,785)	(1.54)
OGE Energy Corp.	(5,332)	(228,580)	(2.49)
Okta, Inc.	(2,586)	(327,143)	(3.56)
Pacific Metals Co., Ltd.	(2,327)	(41,299)	(0.45)
Park24 Co., Ltd.	(10,098)	(207,301)	(2.25)
People’s United Financial Inc.	(6,604)	(94,895)	(1.03)
Pinnacle Financial Partners, Inc.	(3,776)	(198,863)	(2.16)
PROS Holdings, Inc.	(5,670)	(402,717)	(4.38)
Rayonier, Inc.	(2,123)	(56,884)	(0.62)
Republic First Bancorp, Inc.	(9,822)	(39,729)	(0.43)
Senior Housing Properties Trust	(5,080)	(43,128)	(0.47)
Shimano, Inc.	(240)	(34,467)	(0.37)
SMS Co., Ltd.	(11,584)	(258,966)	(2.82)
Square, Inc.	(1,004)	(62,089)	(0.68)
St James’s Place PLC	(7,775)	(86,903)	(0.94)
Takeaway.com NV	(1,190)	(113,824)	(1.24)
TFS Financial Corp.	(3,084)	(53,997)	(0.59)
TimkenSteel Corp.	(13,457)	(70,248)	(0.76)
Toridoll Holdings Corp.	(5,744)	(130,731)	(1.42)
Umicore SA	(1,690)	(53,905)	(0.59)
Wallenstam AB	(10,096)	(113,548)	(1.23)
Weir Group PLC	(14,203)	(253,322)	(2.75)
Weyerhaeuser Co.	(3,367)	(88,596)	(0.96)
Zalando SE	(5,157)	(255,559)	(2.78)
Zur Rose Group AG	(319)	(27,854)	(0.30)

		$(9,197,522)	(100.00)%

The following table represents the equity basket holdings underlying the total return swap with BMO Alternative Strategies Global Market Neutral Short Index as of August 31, 2019:

Security Description	Shares	Value	Index Weight
BMO Alternative Strategies Global Market Neutral Short Index
a2 Milk Co Ltd	(3,272)	$(29,821)	(0.32)%
AAON Inc	(2,479)	(118,933)	(1.29)
Acadia Healthcare Co Inc	(518)	(13,709)	(0.15)
AEON Financial Service Co Ltd	(741)	(10,862)	(0.12)
AIA Group Ltd	(4,816)	(46,870)	(0.51)
Air Water Inc	(4,517)	(76,807)	(0.83)
Alacer Gold Corp	(6,441)	(28,309)	(0.31)
Albemarle Corp	(1,212)	(74,814)	(0.81)
Alteryx Inc	(247)	(35,152)	(0.38)
Amundi SA	(371)	(23,734)	(0.26)
Analog Devices Inc	(637)	(70,014)	(0.76)
Andersons Inc/The	(521)	(11,938)	(0.13)
AP Moller—Maersk A/S	(90)	(95,604)	(1.04)
Apache Corp	(1,310)	(28,259)	(0.31)
Aqua America Inc	(2,500)	(110,706)	(1.20)
Arbonia AG	(1,682)	(18,567)	(0.20)
Argan Inc	(658)	(27,174)	(0.30)
Ariake Japan Co Ltd	(758)	(57,484)	(0.62)
Arrow Electronics Inc	(1,554)	(107,564)	(1.17)
Asahi Holdings Inc	(1,976)	(41,787)	(0.45)
Assa Abloy AB	(3,088)	(64,525)	(0.70)
Astronics Corp	(971)	(26,700)	(0.29)
Atlantic Union Bankshares Corp	(439)	(15,836)	(0.17)
Atmos Energy Corp	(537)	(59,236)	(0.64)

Security Description	Shares	Value	Index Weight
Avnet Inc	(2,231)	$(93,475)	(1.02)%
Bank of East Asia Ltd/The	(4,482)	(11,336)	(0.12)
Bank of New York Mellon Corp/The	(2,131)	(89,645)	(0.97)
boohoo Group PLC	(3,214)	(9,448)	(0.10)
Capital & Counties Properties PLC	(23,045)	(57,477)	(0.62)
Capstar Financial Holdings Inc	(657)	(10,154)	(0.11)
Century Aluminum Co	(4,328)	(23,847)	(0.26)
Chegg Inc	(1,135)	(44,992)	(0.49)
Chorus Aviation Inc	(6,869)	(38,354)	(0.42)
Chugoku Marine Paints Ltd	(2,099)	(16,910)	(0.18)
Clarus Corp	(1,188)	(13,077)	(0.14)
Clinigen Group Plc	(1,509)	(16,264)	(0.18)
CME Group Inc	(412)	(89,565)	(0.97)
Coats Group PLC	(15,628)	(13,922)	(0.15)
Cobham PLC	(55,716)	(109,583)	(1.19)
Commonwealth Bank of Australia	(1,835)	(97,736)	(1.06)
Community Health Systems Inc	(23,075)	(57,457)	(0.62)
COMSYS Holdings Corp	(1,492)	(42,232)	(0.46)
Copart Inc	(928)	(69,978)	(0.76)
Corning Inc	(970)	(27,014)	(0.29)
Credit Suisse Group AG	(2,868)	(33,525)	(0.36)

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Security Description	Shares	Value	Index Weight
BMO Alternative Strategies Global Market Neutral Short Index (continued)
Cubic Corp	(420)	$(29,070)	(0.32)%
Curo Group Holdings Corp	(1,339)	(18,241)	(0.20)
Diamondback Energy Inc	(362)	(35,484)	(0.39)
Digimarc Corp	(991)	(39,204)	(0.43)
DKSH Holding AG	(362)	(17,650)	(0.19)
Drive Shack Inc	(4,705)	(22,159)	(0.24)
ECN Capital Corp	(9,211)	(32,303)	(0.35)
eHealth Inc	(452)	(37,638)	(0.41)
Energizer Holdings Inc	(1,794)	(69,083)	(0.75)
Essentra PLC	(11,306)	(55,349)	(0.60)
Euronav NV	(9,249)	(75,420)	(0.82)
Europcar Mobility Group	(9,856)	(60,676)	(0.66)
Everbridge Inc	(1,080)	(93,129)	(1.01)
FANUC Corp	(142)	(24,631)	(0.27)
Farmer Brothers Co	(680)	(8,251)	(0.09)
Fastenal Co	(2,112)	(64,666)	(0.70)
Ferrari NV	(363)	(57,290)	(0.62)
First Financial Bancorp	(3,899)	(91,321)	(0.99)
First Hawaiian Inc	(3,656)	(93,956)	(1.00)
First Horizon National Corp	(1,151)	(18,221)	(0.20)
First Republic Bank/CA	(1,119)	(100,354)	(1.09)
Fletcher Building Ltd	(21,640)	(60,599)	(0.66)
Fluidra SA	(2,954)	(35,976)	(0.39)
FMC Corp	(890)	(76,830)	(0.83)
Franco-Nevada Corp	(459)	(44,962)	(0.49)
Front Yard Residential Corp	(2,027)	(22,482)	(0.24)
FUCHS PETROLUB SE	(2,038)	(71,311)	(0.77)
Fuji Seal International Inc	(744)	(20,234)	(0.22)
GAM Holding AG	(8,498)	(33,051)	(0.36)
Genuine Parts Co	(824)	(74,402)	(0.81)
Green Plains Inc	(1,577)	(12,948)	(0.14)
GrubHub Inc	(142)	(8,443)	(0.09)
Hanesbrands Inc	(945)	(12,914)	(0.14)
HarborOne Bancorp Inc	(3,348)	(33,342)	(0.36)
Haynes International Inc	(778)	(23,226)	(0.25)
Healthcare Services Group Inc	(2,705)	(61,006)	(0.66)
Helios Technologies Inc	(943)	(40,349)	(0.44)
Henry Schein Inc	(1,323)	(81,523)	(0.89)
Hilton Grand Vacations Inc	(704)	(23,776)	(0.26)
Huhtamaki Oyj	(2,026)	(78,356)	(0.85)
Hunting PLC	(10,309)	(57,375)	(0.62)
Iliad SA	(206)	(21,611)	(0.23)
IMCD NV	(1,067)	(74,959)	(0.81)
Independence Group NL	(10,612)	(38,895)	(0.42)
Infinera Corp	(5,549)	(29,578)	(0.32)
Instructure Inc	(2,649)	(109,553)	(1.19)
Interactive Brokers Group Inc	(930)	(43,888)	(0.48)
Intercontinental Exchange Inc	(138)	(12,881)	(0.14)
International Flavors & Fragrances Inc	(199)	(21,817)	(0.24)
InterXion Holding NV	(927)	(75,042)	(0.81)
Invesco Ltd	(536)	(8,409)	(0.09)
IPG Photonics Corp	(378)	(46,790)	(0.51)
JCDecaux SA	(2,757)	(73,837)	(0.80)
JCR Pharmaceuticals Co Ltd	(373)	(28,694)	(0.31)
JGC Corp	(7,323)	(85,202)	(0.92)
Jungheinrich AG	(1,584)	(33,733)	(0.37)
Kobayashi Pharmaceutical Co Ltd	(1,594)	(119,515)	(1.30)
Komatsu Ltd	(2,447)	(52,026)	(0.56)
Kratos Defense & Security Solutions Inc	(1,689)	(33,723)	(0.37)
Labrador Iron Ore Royalty Corp	(1,956)	(38,338)	(0.42)

Security Description	Shares	Value	Index Weight
Lancashire Holdings Ltd	(1,446)	$(11,996)	(0.13)%
Leggett & Platt Inc	(588)	(21,868)	(0.24)
Liquidity Services Inc	(1,762)	(13,338)	(0.14)
Macerich Co/The	(1,788)	(51,001)	(0.55)
Manulife Financial Corp	(3,362)	(55,887)	(0.61)
Martin Marietta Materials Inc	(113)	(28,725)	(0.31)
MaxLinear Inc	(770)	(15,255)	(0.17)
MBIA Inc	(6,115)	(55,032)	(0.60)
McDonald’s Corp	(535)	(116,681)	(1.27)
Mid-America Apartment Communities Inc	(458)	(57,986)	(0.63)
MISUMI Group Inc	(507)	(11,496)	(0.12)
Mitsubishi Motors Corp	(6,048)	(25,300)	(0.27)
Mitsui E&S Holdings Co Ltd	(1,869)	(14,211)	(0.15)
Miura Co Ltd	(3,957)	(109,252)	(1.18)
MKS Instruments Inc	(622)	(48,683)	(0.53)
Mondelez International Inc	(960)	(53,004)	(0.58)
Monro Inc	(480)	(37,311)	(0.41)
Motorcar Parts of America Inc	(548)	(7,969)	(0.09)
Nanosonics Ltd	(25,786)	(115,880)	(1.26)
Netflix Inc	(76)	(22,207)	(0.24)
New York Community Bancorp Inc	(8,434)	(97,330)	(1.06)
Nippon Paint Holdings Co Ltd	(1,059)	(50,198)	(0.54)
Norsk Hydro ASA	(7,481)	(23,694)	(0.26)
Northwest Pipe Co	(679)	(15,610)	(0.17)
Nutanix Inc	(605)	(14,662)	(0.16)
Ocado Group PLC	(4,575)	(72,182)	(0.78)
Okta Inc	(711)	(89,904)	(0.98)
Oriental Land Co Ltd/Japan	(301)	(43,901)	(0.48)
Origin Energy Ltd	(3,532)	(18,157)	(0.20)
Pacific Premier Bancorp Inc	(1,144)	(33,716)	(0.37)
Parco Co Ltd	(2,681)	(30,989)	(0.34)
PATRIZIA AG	(1,501)	(27,441)	(0.30)
PDF Solutions Inc	(2,894)	(33,886)	(0.37)
Pebblebrook Hotel Trust	(2,413)	(65,080)	(0.71)
Penske Automotive Group Inc	(249)	(10,661)	(0.12)
Penumbra Inc	(259)	(37,725)	(0.41)
People’s United Financial Inc	(6,171)	(88,684)	(0.96)
PerkinElmer Inc	(1,264)	(104,498)	(1.13)
Persol Holdings Co Ltd	(3,959)	(80,457)	(0.87)
Pinnacle Financial Partners Inc	(962)	(50,661)	(0.55)
PJT Partners Inc	(526)	(21,906)	(0.24)
PRA Group Inc	(1,318)	(45,001)	(0.49)
PROS Holdings Inc	(1,706)	(121,167)	(1.32)
Puma SE	(303)	(23,034)	(0.25)
QBE Insurance Group Ltd	(6,473)	(54,646)	(0.59)
R1 RCM Inc	(2,147)	(25,038)	(0.27)
Radware Ltd	(1,900)	(46,467)	(0.50)
Renesas Electronics Corp	(11,707)	(73,237)	(0.79)
Roper Technologies Inc	(85)	(31,093)	(0.34)
RWS Holdings PLC	(2,212)	(16,243)	(0.18)
Sanne Group PLC	(2,719)	(17,315)	(0.19)
Sanyo Special Steel Co Ltd	(2,731)	(35,589)	(0.39)
Savaria Corp	(1,816)	(14,977)	(0.16)
Schoeller-Bleckmann Oilfield Equipment A	(600)	(38,112)	(0.41)
Sembcorp Industries Ltd	(9,149)	(13,652)	(0.15)
Serco Group PLC	(42,521)	(75,553)	(0.82)
Shin-Etsu Chemical Co Ltd	(202)	(20,420)	(0.22)
SHO-BOND Holdings Co Ltd	(1,451)	(51,133)	(0.55)
Shopify Inc	(172)	(66,392)	(0.72)

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2019

Schedules of Investments

Security Description	Shares	Value	Index Weight
BMO Alternative Strategies Global Market Neutral Short Index (continued)
Sims Metal Management Ltd	(1,387)	$(10,740)	(0.12)%
SOITEC	(234)	(23,630)	(0.26)
Sony Financial Holdings Inc	(4,814)	(111,299)	(1.21)
Sophos Group PLC	(5,968)	(27,861)	(0.30)
Spotify Technology SA	(153)	(20,644)	(0.22)
Square Inc	(550)	(34,009)	(0.37)
Stericycle Inc	(861)	(38,655)	(0.42)
Stobart Group Ltd	(6,435)	(9,436)	(0.10)
Sumitomo Metal Mining Co Ltd	(2,575)	(72,573)	(0.79)
SVB Financial Group	(441)	(85,765)	(0.93)
Svenska Cellulosa AB SCA	(2,486)	(21,458)	(0.23)
Symrise AG	(518)	(48,400)	(0.52)
Tadano Ltd	(1,124)	(9,943)	(0.11)
Taihei Dengyo Kaisha Ltd	(549)	(12,394)	(0.13)
TFS Financial Corp	(2,792)	(48,888)	(0.53)
Thor Industries Inc	(395)	(18,127)	(0.20)
TimkenSteel Corp	(8,428)	(43,993)	(0.48)

Security Description	Shares	Value	Index Weight
TOTO Ltd	(2,324)	$(84,200)	(0.91)%
UMH Properties Inc	(2,802)	(36,030)	(0.39)
United Parcel Service Inc	(585)	(69,469)	(0.75)
Vapotherm Inc	(666)	(7,721)	(0.08)
Vicor Corp	(1,292)	(39,384)	(0.43)
Visteon Corp	(485)	(33,474)	(0.36)
Vivendi SA	(1,376)	(38,530)	(0.42)
Vulcan Materials Co	(557)	(78,629)	(0.85)
Wacom Co Ltd	(2,646)	(8,252)	(0.09)
Wallenstam AB	(5,169)	(58,134)	(0.63)
Weir Group PLC/The	(5,525)	(98,541)	(1.07)
Western Forest Products Inc	(15,504)	(14,001)	(0.15)
Weyerhaeuser Co	(3,687)	(97,014)	(1.05)
Wheaton Precious Metals Corp	(2,644)	(77,923)	(0.85)
Willis Towers Watson PLC	(347)	(68,751)	(0.75)
Yara International ASA	(2,044)	(88,750)	(0.96)

		$(9,216,199)	(100.00)%

The following table represents the equity basket holdings underlying the total return swap with BMO Global Equity Market Neutral Strategy Long and Short Index as of August 31, 2019:

Security Description	Shares	Value	Index Weight
BMO Global Equity Market Neutral Strategy Long Index
Actividades de Construccion y Servicios	841	$31,967	0.44%
adidas AG	118	34,719	0.47
Aena SME SA	879	159,429	2.18
AerCap Holdings NV	2,003	106,301	1.45
AGC Inc.	1,290	36,557	0.50
Agilent Technologies Inc.	655	46,337	0.63
Agnico Eagle Mines Limited	1,529	94,548	1.29
Akamai Technologies Inc.	1,478	132,085	1.80
Alcon Inc.	269	16,317	0.22
Alfresa Holdings Corporation	1,543	34,416	0.47
Alphabet Inc. Class A	50	59,115	0.81
Alstom SA	779	32,912	0.45
Altice USA Inc. Class A	913	26,354	0.36
Altria Group Inc.	2,865	126,776	1.73
AMADA HOLDINGS COLtd.	2,112	21,664	0.30
Anglo American plc	3,432	72,783	0.99
Annaly Capital Management Inc.	4,413	36,672	0.50
Anthem Inc.	131	33,907	0.46
AP Moller—Maersk AS Class B	149	159,309	2.17
ArcelorMittal SA	2,202	31,317	0.43
Arch Capital Group Ltd.	1,597	63,076	0.86
Archer-Daniels-Midland Company	2,467	93,091	1.27
Arrow Electronics Inc.	682	47,201	0.64
Asahi Group HoldingsLtd.	619	28,510	0.39
Ashtead Group plc	1,868	50,665	0.69
Astellas Pharma Inc.	2,205	30,131	0.41
AT&T Inc.	2,921	102,684	1.40
Aurizon Holdings Ltd.	11,023	43,261	0.59
Azrieli Group Ltd.	178	13,276	0.18
Ball Corporation	200	16,079	0.22
Baloise-Holding AG	211	36,349	0.50
Bank Leumi Le-Israel Ltd.	3,190	21,748	0.30
Barratt Developments PLC	3,616	27,629	0.38
Barrick Gold Corporation	3,151	60,716	0.83
BB&T Corporation	1,978	93,781	1.28
BCE Inc.	648	30,618	0.42
Berkeley Group Holdings plc	550	25,938	0.35
Biogen Inc.	336	74,052	1.01
Bluescope Steel Limited	10,104	83,598	1.14
Brambles Limited	2,382	17,992	0.25
British American Tobacco plc	506	17,709	0.24

Security Description	Shares	Value	Index Weight
Broadcom Inc.	458	$129,650	1.77%
Bunge Limited	1,133	59,598	0.81
Cabot Oil & Gas Corporation	1,184	20,395	0.28
Cadence Design Systems Inc.	633	43,673	0.60
Canadian Natural Resources Limited	4,738	114,342	1.56
Canon Inc.	4,282	109,689	1.50
CapitaLand Mall Trust	12,211	23,144	0.32
Capri Holdings Limited	1,446	38,395	0.52
Cash	908	908	0.01
Casino Guichard-Perrachon SA	872	35,655	0.49
Cellnex Telecom SA	455	18,393	0.25
Cenovus Energy Inc.	2,521	22,402	0.31
Central Japan Railway Company	544	106,677	1.46
Cerner Corporation	3,541	244,348	3.33
Check Point Software Technologies Ltd.	572	61,492	0.84
Chipotle Mexican Grill Inc.	28	23,743	0.32
Chubb Limited	99	15,607	0.21
Church & Dwight Co Inc.	386	30,853	0.42
CK Hutchison Holdings Ltd.	21,059	184,647	2.52
CK Infrastructure Holdings Limited	2,957	20,576	0.28
Clorox Company	462	73,518	1.00
CLP Holdings Limited	6,651	69,844	0.95
Coca-Cola Bottlers Japan Holdings Inc.	1,374	29,893	0.41
Coca-Cola European Partners Plc	1,174	65,787	0.90
Colgate-Palmolive Company	219	16,267	0.22
Compagnie de Saint-Gobain SA	1,305	46,079	0.63
Consolidated Edison Inc.	1,082	95,371	1.30
Continental AG	485	58,258	0.80
Corning Inc.	2,977	82,519	1.13
Covestro AG	1,779	80,544	1.10
CyberArk Software Ltd.	187	21,237	0.29
Dai Nippon Printing Co Ltd.	4,978	106,354	1.45
Daifuku Co Ltd.	367	17,041	0.23
Daito Trust Construction Co Ltd.	318	40,331	0.55
Daiwa House REIT Investment Corporation	7	19,281	0.26
Danaher Corporation	287	40,610	0.55
Danske Bank AS	3,165	41,264	0.56
Darden Restaurants Inc.	1,614	196,656	2.68
Dassault Aviation SA	36	50,380	0.69
Dassault Systemes SA	394	55,117	0.75

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Security Description	Shares	Value	Index Weight
BMO Global Equity Market Neutral Strategy Long Index (continued)
Deutsche Lufthansa AG	3,739	$57,768	0.79%
Deutsche Telekom AG	13,279	222,122	3.03
DexCom Inc.	87	14,919	0.20
Discovery Inc. Class A	2,181	60,475	0.83
DISH Network Corporation Class A	2,976	100,384	1.37
Dominion Energy Inc.	256	19,893	0.27
Dover Corporation	176	16,276	0.22
Dow Inc.	1,070	45,319	0.62
DR Horton Inc.	1,359	66,978	0.91
Dufry AG	799	64,389	0.88
Duke Energy Corporation	1,229	113,994	1.56
DuPont de Nemours Inc.	285	18,773	0.26
Eiffage SA	596	61,370	0.84
Elisa Oyj Class A	358	18,093	0.25
Enagas SA	1,539	33,123	0.45
Eni SpA	8,624	129,813	1.77
EOG Resources Inc.	233	17,366	0.24
EPAM Systems Inc.	203	38,983	0.53
EssilorLuxottica SA	229	34,025	0.46
Etablissementen Franz Colruyt NV	750	38,263	0.52
Everest Re Group Ltd.	148	35,621	0.49
Exelon Corporation	697	32,571	0.44
Exxon Mobil Corporation	845	57,848	0.79
F5 Networks Inc.	1,200	153,688	2.10
FamilyMart UNY Holdings Co Ltd.	906	21,104	0.29
Fiat Chrysler Automobiles NV	4,688	60,828	0.83
Fifth Third Bancorp	1,535	40,393	0.55
Ford Motor Company	23,450	213,860	2.92
Fortescue Metals Group Ltd.	8,092	41,838	0.57
Fortinet Inc.	1,676	130,650	1.78
Fox Corporation Class A	3,852	126,102	1.72
Franco-Nevada Corporation	739	71,925	0.98
Fuji Electric Co Ltd.	3,782	106,275	1.45
FUJIFILM Holdings Corp	4,272	180,949	2.47
Fujitsu Limited	218	16,736	0.23
Garmin Ltd.	643	52,016	0.71
Gildan Activewear Inc.	1,080	39,855	0.54
Glencore plc	42,890	117,081	1.60
Golden Agri-Resources Ltd.	134,994	25,294	0.35
H Lundbeck AS	1,235	44,924	0.61
H&R Block Inc.	2,152	52,441	0.72
HEICO Corporation	410	59,878	0.82
Hermes International SCA	39	26,405	0.36
Humana Inc.	49	13,747	0.19
Husky Energy Inc.	8,783	59,560	0.81
ICA Gruppen AB	384	19,194	0.26
IHI Corporation	1,850	34,358	0.47
Iliad SA	216	22,685	0.31
Imperial Oil Limited	2,995	73,396	1.00
Inc.yte Corporation	281	23,163	0.32
INPEX CORPORATION	2,571	21,714	0.30
Intact Financial Corporation	525	51,180	0.70
Intesa Sanpaolo SpA	42,483	94,547	1.29
Invitation Homes Inc.	1,296	37,483	0.51
Ionis Pharmaceuticals Inc.	259	16,594	0.23
Itochu Techno-Solutions Corporation	714	19,435	0.27
J Sainsbury plc	40,473	98,737	1.35
Japan Airlines Co Ltd.	688	21,311	0.29
Japan Real Estate Investment Corp	4	28,388	0.39
Jardine Cycle & Carriage Limited	741	16,007	0.22

Security Description	Shares	Value	Index Weight
Jardine Matheson Holdings Limited	1,237	$65,211	0.89%
Jazz Pharmaceuticals Plc	595	76,088	1.04
JM Smucker Company	246	25,309	0.35
Johnson & Johnson	440	56,378	0.77
Juniper Networks Inc.	2,328	53,937	0.74
Kajima Corporation	9,571	115,856	1.58
Kamigumi Co Ltd.	759	17,578	0.24
Kawasaki Heavy Industries Ltd.	943	17,996	0.25
Keio Corporation	397	24,756	0.34
Kerry Group Plc Class A	159	18,850	0.26
KeyCorp	1,678	27,608	0.38
Keysight Technologies Inc.	374	36,228	0.49
Kikkoman Corporation	358	15,926	0.22
Kinder Morgan Inc. Class P	2,760	56,314	0.77
Kingfisher Plc	23,940	56,448	0.77
Kinross Gold Corporation	15,448	76,888	1.05
Kobe Steel Ltd.	17,497	88,823	1.21
Kohls Corporation	2,521	118,998	1.62
Kraft Heinz Company	1,456	36,870	0.50
Lear Corporation	1,287	140,428	1.92
Lennar Corporation Class A	1,271	65,107	0.89
Lennox International Inc.	126	31,777	0.43
Leonardo SpA	3,509	43,376	0.59
Liberty Media Corp Series A Liberty Sir	737	29,766	0.41
Link Real Estate Investment Trust	6,023	68,663	0.94
Live Nation Entertainment Inc.	285	19,655	0.27
LIXIL Group Corp	1,157	18,458	0.25
Lockheed Martin Corporation	174	67,016	0.91
Magna International Inc.	2,199	109,316	1.49
ManpowerGroup Inc.	584	47,479	0.65
Marathon Petroleum Corporation	457	22,190	0.30
Marks and Spencer Group plc	42,640	97,912	1.34
Marubeni Corporation	19,273	120,897	1.65
Mazda Motor Corp	2,512	20,559	0.28
McDonalds Corporation	533	117,548	1.60
McKesson Corporation	1,045	144,172	1.97
Medtronic Plc	617	66,528	0.91
Meggitt PLC	3,196	23,975	0.33
Melco Resorts and Entertainment Ltd. Shs	1,238	25,758	0.35
MercadoLibre Inc.	32	18,800	0.26
MGM Resorts International	649	18,258	0.25
Micro Focus International plc	1,153	14,788	0.20
Micron Technology Inc.	5,542	247,547	3.38
Middleby Corporation	234	25,740	0.35
Mitsubishi Chemical Holdings Corporation	14,800	100,088	1.37
Mitsubishi Gas Chemical Company Inc.	3,244	37,779	0.52
Mitsubishi Heavy Industries Ltd.	6,286	230,317	3.14
Mitsubishi Materials Corp	806	19,107	0.26
Mitsubishi Tanabe Pharma Corporation	1,434	15,631	0.21
Molson Coors Brewing Company Class B	4,091	208,827	2.85
MongoDB Inc. Class A	103	15,924	0.22
Mosaic Company	991	18,202	0.25
Motorola Solutions Inc.	468	84,777	1.16
Mylan NV	4,264	84,854	1.16
Nagoya Railroad Co Ltd.	531	15,664	0.21
NEC Corp	1,134	48,960	0.67
Neste Corporation	2,111	67,280	0.92
Nestle SA	844	94,325	1.29
Newcrest Mining Limited	7,357	182,701	2.49
Newmont Goldcorp Corporation	2,133	85,568	1.17

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2019

Schedules of Investments

Security Description	Shares	Value	Index Weight
BMO Global Equity Market Neutral Strategy Long Index (continued)
News Corporation Class A	7,448	$102,789	1.40%
NextEra Energy Inc.	186	41,189	0.56
NH Foods Ltd.	463	17,318	0.24
NIKE Inc. Class B	274	23,378	0.32
Nikon Corp	8,253	100,524	1.37
Nippon Electric Glass Co Ltd.	5,119	104,094	1.42
Nippon Prologis REIT Inc.	7	19,718	0.27
NIPPON STEEL CORP	1,949	26,708	0.36
Nippon Telegraph and Telephone Corporati	7,811	370,939	0.05
NN Group NV	1,032	34,558	0.47
Nokia Oyj	8,801	43,303	0.59
Nomura Real Estate Master Fund Inc.	15	25,476	0.35
Northrop Grumman Corporation	49	18,170	0.25
Norwegian Cruise Line Holdings Ltd.	5,531	277,814	3.79
Novartis AG	999	88,949	1.21
NTT DATA Corporation	2,816	36,120	0.49
NTT DoCoMo Inc.	9,219	229,510	3.13
NVR Inc.	12	42,549	0.58
NWS Holdings Limited	18,439	31,302	0.43
Occidental Petroleum Corporation	1,483	64,321	0.88
Oji Holdings Corp	11,128	50,748	0.69
Okta Inc. Class A	145	18,447	0.25
ON Semiconductor Corporation	5,837	104,364	1.42
Open Text Corporation	1,102	42,782	0.58
Oriental Land Co Ltd.	211	30,400	0.41
Otsuka Corporation	523	18,935	0.26
Owens Corning	2,130	122,022	1.67
Palo Alto Networks Inc.	121	24,129	0.33
Pan Pacific International Holdings Corpo	1,621	25,052	0.34
Paycom Software Inc.	94	23,926	0.33
PayPal Holdings Inc.	488	53,314	0.73
PepsiCo Inc.	782	106,326	1.45
PerkinElmer Inc.	188	15,636	0.21
Peugeot SA	6,974	153,896	2.10
PNC Financial Services Group Inc.	699	89,698	1.22
Porsche Automobil Holding SE Pref	2,245	140,489	1.92
Poste Italiane SpA	2,146	23,346	0.32
Power Assets Holdings Limited	5,793	39,460	0.54
Procter & Gamble Company	1,221	147,964	2.02
Progressive Corporation	224	16,968	0.23
Public Storage	540	141,529	1.93
PulteGroup Inc.	5,894	198,510	2.71
PUMA SE	331	25,805	0.35
Qurate Retail Inc. Class A	3,908	42,203	0.58
Rakuten Inc.	15,644	140,042	1.91
RenaissanceRe Holdings Ltd.	165	29,910	0.41
Renault SA	1,633	93,542	1.28
Repsol SA	5,071	73,234	1.00
Republic Services Inc.	881	78,784	1.08
Rio Tinto Limited	382	22,048	0.30
Roche Holding AG	637	174,697	2.38
Rogers Communications Inc. Class B	289	14,244	0.19
Royal Ahold Delhaize NV	3,824	89,738	1.22
Royal Caribbean Cruises Ltd.	424	43,806	0.60
Safran SA	240	34,776	0.47
Sampo Oyj Class A	810	32,377	0.44
Santos Limited	13,186	62,314	0.85
Shangri-La Asia Limited	25,037	25,909	0.35

Security Description	Shares	Value	Index Weight
Shaw Communications Inc. Class B	1,465	$28,001	0.38%
Singapore Airlines Ltd.	3,626	22,889	0.31
Singapore Telecommunications Limited	24,849	56,410	0.77
Snam SpA	8,960	46,191	0.63
Snap-on Inc.orporated	261	38,845	0.53
Solvay SA	236	23,654	0.32
Sony Corporation	1,018	56,436	0.77
South32 Ltd.	16,969	29,359	0.40
Southern Company	2,201	127,899	1.75
Southwest Airlines Co	4,287	224,231	3.06
Spark New Zealand Limited	7,324	20,213	0.28
Spirit AeroSystems Holdings Inc. Class	433	34,784	0.47
Starbucks Corporation	2,965	289,656	3.95
Sumitomo Chemical Co Ltd.	41,230	177,967	2.43
Sumitomo Corporation	19,816	289,417	3.95
Sumitomo Dainippon Pharma Co Ltd.	2,498	42,589	0.58
Sumitomo Heavy Industries Ltd.	4,294	123,486	1.69
Sumitomo Rubber Industries Ltd.	1,517	16,695	0.23
Suntory Beverage & Food Ltd.	620	26,422	0.36
Suzuken Co Ltd.	1,641	86,535	1.18
Swiss Prime Site AG	297	29,522	0.40
Swisscom AG	108	53,689	0.73
Synopsys Inc.	845	119,422	1.63
Sysco Corporation	1,433	106,733	1.46
Taiheiyo Cement Corporation	2,005	50,244	0.69
TAISEI CORP	3,237	113,292	1.55
Techtronic Industries Co Ltd.	3,350	22,753	0.31
Teck Resources Limited Class B	5,417	91,188	1.24
Telefonaktiebolaget LM Ericsson Class B	4,238	33,291	0.45
Telstra Corporation Limited	17,144	42,241	0.58
TELUS Corporation	933	33,706	0.46
Tesco PLC	13,533	36,120	0.49
TJX Companies Inc.	1,579	87,499	1.19
T-Mobile US Inc.	1,472	114,870	1.57
Toppan Printing Co Ltd.	6,953	108,432	1.48
Toray Industries Inc.	2,909	20,435	0.28
Tourmaline Oil Corp	2,493	24,627	0.34
Toyo Seikan Group Holdings Ltd.	6,390	91,147	1.24
Tractor Supply Company	205	21,296	0.29
Travelers Companies Inc.	515	75,688	1.03
Treasury Wine Estates Limited	2,408	29,661	0.40
Twitter Inc.	565	24,015	0.33
Tyson Foods Inc. Class A	1,570	143,966	1.96
Ubisoft Entertainment SA	1,233	98,858	1.35
UCB SA	1,007	74,810	1.02
Ulta Beauty Inc.	67	22,637	0.31
Uniper SE	839	25,507	0.35
United Airlines Holdings Inc.	920	77,938	1.06
United Urban Investment Corporation	12	21,906	0.30
Universal Health Services Inc. Class B	507	73,103	1.00
UPM-Kymmene Oyj	2,225	59,177	0.81
Vail Resorts Inc.	183	43,624	0.60
Valeo SA	3,119	83,604	1.14
Veeva Systems Inc. Class A	250	42,084	0.57
Verisk Analytics Inc.	168	27,030	0.37
Verizon Communications Inc.	1,242	71,982	0.98
Vestas Wind Systems AS	190	13,726	0.19
VF Corporation	624	51,985	0.71
Vitasoy International Holdings Limited	4,810	22,468	0.31

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Security Description	Shares	Value	Index Weight
BMO Global Equity Market Neutral Strategy Long Index (continued)
Vivendi SA	808	$22,798	0.31%
Vodafone Group Plc	61,916	117,713	1.61
Volvo AB Class B	7,370	99,189	1.35
Walgreens Boots Alliance Inc.	955	48,154	0.66
Walmart Inc.	1,006	114,779	1.57
Waste Management Inc.	1,200	143,145	1.95
Waters Corporation	104	22,041	0.30
Wells Fargo & Company	809	37,355	0.51
West Fraser Timber Co Ltd.	1,142	39,832	0.54
West Japan Railway Company	419	34,994	0.48
WestRock Company	697	23,764	0.32
Wheaton Precious Metals Corp	778	22,717	0.31

Security Description	Shares	Value	Index Weight
Whitbread PLC	1,098	$58,153	0.79%
Wixcom Ltd.	124	17,305	0.24
Wm Morrison Supermarkets plc	66,168	148,388	2.03
Woodside Petroleum Ltd.	8,313	176,956	2.41
Xcel Energy Inc.	814	52,608	0.72
Xerox Holdings Corporation	559	16,081	0.22
Yamada Denki Co Ltd.	15,260	70,452	0.96
Yangzijiang Shipbuilding Holdings Ltd.	75,698	49,644	0.68
Zebra Technologies Corporation Class A	147	30,603	0.42

		$21,878,738	293.58%

Security Description	Shares	Value	Index Weight
BMO Global Equity Market Neutral Strategy Short Index
3M Company	(97)	$(15,515)	(0.21)%
ABB Ltd.	(2,054)	(38,623)	(0.53)
Abbott Laboratories	(317)	(26,923)	(0.37)
ABIOMED Inc.	(125)	(23,968)	(0.33)
Accenture Plc Class A	(109)	(21,663)	(0.30)
Accor SA	(4,251)	(182,296)	(2.49)
Activision Blizzard Inc.	(1,532)	(78,068)	(1.07)
Adobe Inc.	(95)	(27,176)	(0.37)
Advanced Micro Devices Inc.	(906)	(28,484)	(0.39)
AEON Co Ltd.	(3,448)	(60,168)	(0.82)
AIA Group Limited	(3,638)	(35,537)	(0.48)
Air Liquide SA	(147)	(20,496)	(0.28)
Air Products and Chemicals Inc.	(144)	(32,321)	(0.44)
Airbus SE	(1,304)	(180,609)	(2.46)
Akzo Nobel NV	(1,961)	(174,780)	(2.39)
Albemarle Corporation	(1,584)	(95,846)	(1.31)
Alfa Laval AB	(2,303)	(41,888)	(0.57)
Align Technology Inc.	(128)	(22,973)	(0.31)
Allianz SE	(116)	(25,675)	(0.35)
Alnylam Pharmaceuticals Inc.	(329)	(27,103)	(0.37)
Alumina Limited	(9,740)	(13,901)	(0.19)
Amadeus IT Group SA Class A	(240)	(17,781)	(0.24)
Amazoncom Inc.	(69)	(122,594)	(1.67)
American Airlines Group Inc.	(6,144)	(161,723)	(2.21)
American Express Company	(156)	(18,811)	(0.26)
American Tower Corporation	(117)	(27,005)	(0.37)
AmerisourceBergen Corporation	(236)	(19,316)	(0.26)
Amgen Inc.	(107)	(22,119)	(0.30)
Anheuser-Busch InBev SANV	(1,781)	(169,556)	(2.31)
Apple Inc.	(533)	(111,439)	(1.52)
Applied Materials Inc.	(470)	(22,258)	(0.30)
Aptiv PLC	(1,961)	(163,354)	(2.23)
Arconic Inc.	(5,159)	(133,154)	(1.82)
ASM Pacific Technology Limited	(5,636)	(63,277)	(0.86)
ASML Holding NV	(156)	(34,470)	(0.47)
AstraZeneca PLC	(2,595)	(233,121)	(3.18)
Atlantia SpA	(1,526)	(38,374)	(0.52)
Atos SE	(1,346)	(100,893)	(1.38)
Australia and New Zealand Banking Group	(1,401)	(24,826)	(0.34)
Autodesk Inc.	(301)	(42,941)	(0.59)
Autoliv Inc.	(854)	(58,006)	(0.79)
Automatic Data Processing Inc.	(99)	(16,740)	(0.23)
AutoZone Inc.	(28)	(30,984)	(0.42)
BAE Systems plc	(39,062)	(259,109)	(3.54)
Banco Bilbao Vizcaya Argentaria SA	(2,993)	(14,302)	(0.20)

Security Description	Shares	Value	Index Weight
Banco Santander SA	(8,008)	$(30,609)	(0.42)%
Bank of Nova Scotia	(552)	(29,269)	(0.40)
Bausch Health Companies Inc.	(677)	(14,540)	(0.20)
Bayer AG	(897)	(67,051)	(0.92)
Bayerische Motoren Werke AG	(1,844)	(122,665)	(1.67)
BeiGene Ltd. Sponsored ADR	(585)	(84,696)	(1.16)
BlackBerry Limited	(5,290)	(36,827)	(0.50)
BNP Paribas SA Class A	(459)	(20,701)	(0.28)
Boeing Company	(89)	(32,340)	(0.44)
Boliden AB	(1,089)	(23,281)	(0.32)
Bombardier Inc. Class B	(65,035)	(82,633)	(1.13)
Booking Holdings Inc.	(11)	(22,140)	(0.30)
Boston Scientific Corporation	(394)	(16,860)	(0.23)
Bouygues SA	(704)	(27,094)	(0.37)
BP plc	(4,025)	(24,690)	(0.34)
Bridgestone Corporation	(843)	(31,271)	(0.43)
Bristol-Myers Squibb Company	(933)	(45,047)	(0.61)
BT Group plc	(21,895)	(43,806)	(0.60)
Bureau Veritas SA	(4,295)	(101,580)	(1.39)
Campbell Soup Company	(915)	(39,638)	(0.54)
Canadian National Railway Company	(177)	(16,320)	(0.22)
Canadian Pacific Railway Limited	(80)	(19,184)	(0.26)
Carrefour SA	(4,640)	(78,986)	(1.08)
CDK Global Inc.	(1,421)	(62,445)	(0.85)
CDW Corp	(431)	(49,400)	(0.67)
CenturyLink Inc.	(21,197)	(239,743)	(3.27)
Cheniere Energy Inc.	(1,784)	(106,989)	(1.46)
Chevron Corporation	(337)	(39,632)	(0.54)
Cisco Systems Inc.	(791)	(37,372)	(0.51)
Citigroup Inc.	(582)	(37,194)	(0.51)
Citrix Systems Inc.	(513)	(47,620)	(0.65)
CME Group Inc. Class A	(178)	(38,385)	(0.52)
Coca-Cola Company	(3,522)	(193,906)	(2.65)
Cochlear Limited	(569)	(81,700)	(1.11)
Cognizant Technology Solutions Corporati	(483)	(29,674)	(0.40)
Comcast Corporation Class A	(572)	(25,252)	(0.34)
Commonwealth Bank of Australia	(507)	(26,433)	(0.36)
CommScope Holding Co Inc.	(1,478)	(16,068)	(0.22)
Compagnie Financiere Richemont SA	(246)	(19,091)	(0.26)
Compass Group PLC	(1,480)	(37,525)	(0.51)
Conagra Brands Inc.	(3,707)	(105,993)	(1.45)
Constellation Brands Inc. Class A	(74)	(15,147)	(0.21)

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2019

Schedules of Investments

Security Description	Shares	Value	Index Weight
BMO Global Equity Market Neutral Strategy Short Index (continued)
Costco Wholesale Corporation	(94)	$(27,873)	(0.38)%
Crown Holdings Inc.	(3,118)	(206,581)	(2.82)
CSL Limited	(92)	(14,579)	(0.20)
CyberAgent Inc.	(655)	(28,524)	(0.39)
Daiichi Sankyo Company Limited	(1,302)	(83,925)	(1.15)
DAIKIN INDUSTRIES Ltd.	(119)	(14,717)	(0.20)
Daimler AG	(3,930)	(182,632)	(2.49)
Danone SA	(769)	(69,204)	(0.94)
DaVita Inc.	(1,233)	(68,438)	(0.93)
Deere & Company	(482)	(75,358)	(1.03)
Delivery Hero SE	(762)	(37,642)	(0.51)
Dell Technologies Inc. Class C	(1,400)	(65,480)	(0.89)
Dentsu Inc.	(1,691)	(56,558)	(0.77)
Deutsche Post AG	(2,805)	(92,051)	(1.26)
Diageo plc	(463)	(19,731)	(0.27)
Disco Corporation	(551)	(97,286)	(1.33)
Discover Financial Services	(168)	(13,447)	(0.18)
Dollar General Corporation	(111)	(17,257)	(0.24)
Dollarama Inc.	(2,885)	(110,007)	(1.50)
Dominos Pizza Inc.	(160)	(36,083)	(0.49)
Dropbox Inc. Class A	(713)	(12,769)	(0.17)
DSV AS	(382)	(37,552)	(0.51)
easyJet plc	(1,120)	(13,202)	(0.18)
eBay Inc.	(327)	(13,259)	(0.18)
Edenred SA	(1,056)	(51,344)	(0.70)
Edison International	(274)	(19,770)	(0.27)
Edwards Lifesciences Corporation	(70)	(15,506)	(0.21)
Eisai Co Ltd.	(447)	(22,230)	(0.30)
Electronic Arts Inc.	(341)	(31,764)	(0.43)
Eli Lilly and Company	(198)	(22,189)	(0.30)
Enbridge Inc.	(2,344)	(78,002)	(1.06)
Epiroc AB Class A	(2,512)	(25,729)	(0.35)
Experian PLC	(496)	(15,209)	(0.21)
Facebook Inc. Class A	(128)	(23,806)	(0.32)
Fanuc Corporation	(649)	(109,415)	(1.49)
FAST RETAILING CO Ltd.	(160)	(93,761)	(1.28)
FedEx Corporation	(526)	(82,861)	(1.13)
Ferrovial SA	(1,748)	(50,393)	(0.69)
FirstEnergy Corp	(547)	(25,120)	(0.34)
Fiserv Inc.	(158)	(17,052)	(0.23)
Flex Ltd.	(5,787)	(55,440)	(0.76)
Flowserve Corporation	(2,813)	(118,496)	(1.62)
Fortive Corp	(348)	(24,602)	(0.34)
Fresenius SE & Co KGaA	(2,039)	(100,632)	(1.37)
Fuchs Petrolub SE Pref	(811)	(27,980)	(0.38)
G4S plc	(38,267)	(79,632)	(1.09)
General Dynamics Corporation	(711)	(134,666)	(1.84)
General Electric Company	(23,777)	(192,832)	(2.63)
General Mills Inc.	(301)	(16,053)	(0.22)
General Motors Company	(1,196)	(44,128)	(0.60)
Genmab AS	(143)	(28,887)	(0.39)
Gilead Sciences Inc.	(237)	(15,091)	(0.21)
Givaudan SA	(8)	(20,323)	(0.28)
GlaxoSmithKline plc	(1,321)	(27,550)	(0.38)
Global Payments Inc.	(408)	(67,622)	(0.92)
GoDaddy Inc. Class A	(351)	(22,327)	(0.30)
Grifols SA Class A	(1,985)	(63,403)	(0.87)
Grubhub Inc.	(478)	(28,099)	(0.38)
Halliburton Company	(3,601)	(66,728)	(0.91)
Hamamatsu Photonics KK	(1,536)	(53,191)	(0.73)
Hanesbrands Inc.	(973)	(13,294)	(0.18)
Heineken Holding NV	(142)	(14,025)	(0.19)

Security Description	Shares	Value	Index Weight
Heineken NV	(134)	$(14,248)	(0.19)%
Hikari Tsushin Inc.	(307)	(70,811)	(0.97)
Hilton Worldwide Holdings Inc.	(3,000)	(277,575)	(3.79)
Hitachi Metals Ltd.	(4,713)	(48,604)	(0.66)
HitachiLtd.	(443)	(14,625)	(0.20)
Home Depot Inc.	(200)	(45,380)	(0.62)
Honeywell International Inc.	(133)	(21,831)	(0.30)
Hong Kong & China Gas Co Ltd.	(8,316)	(16,343)	(0.22)
Hong Kong Exchanges & Clearing Ltd.	(765)	(23,618)	(0.32)
HOYA CORPORATION	(776)	(61,912)	(0.84)
HP Inc.	(5,997)	(108,490)	(1.48)
HSBC Holdings Plc	(6,954)	(50,172)	(0.68)
HUGO BOSS AG	(292)	(16,427)	(0.22)
IHS Markit Ltd.	(216)	(14,151)	(0.19)
Imperial Brands PLC	(4,242)	(108,505)	(1.48)
Industria de Diseno Textil SA	(826)	(25,297)	(0.35)
Intel Corporation	(790)	(37,007)	(0.51)
Inter Pipeline Ltd.	(2,676)	(48,502)	(0.66)
InterContinental Hotels Group PLC	(565)	(34,811)	(0.48)
International Flavors & Fragrances Inc.	(1,552)	(168,795)	(2.30)
Interpublic Group of Companies Inc.	(5,651)	(113,017)	(1.54)
Intertek Group plc	(431)	(28,382)	(0.39)
Intuit Inc.	(62)	(17,791)	(0.24)
Intuitive Surgical Inc.	(48)	(24,279)	(0.33)
IQVIA Holdings Inc.	(1,006)	(156,859)	(2.14)
ISS AS	(933)	(23,162)	(0.32)
ITV plc	(22,831)	(32,528)	(0.44)
Jacobs Engineering Group Inc.	(2,199)	(193,080)	(2.63)
James Hardie Industries PLC Chess Units	(14,447)	(216,975)	(2.96)
Japan Tobacco Inc.	(1,229)	(25,866)	(0.35)
JGC Corp	(9,649)	(110,642)	(1.51)
John Wood Group PLC	(5,442)	(23,911)	(0.33)
JPMorgan Chase & Co	(628)	(68,562)	(0.94)
JXTG Holdings Inc.	(16,700)	(67,149)	(0.92)
Kakakucom Inc.	(1,673)	(41,463)	(0.57)
KDDI Corporation	(1,265)	(33,588)	(0.46)
Keikyu Corporation	(7,013)	(127,065)	(1.73)
Kellogg Company	(1,619)	(101,951)	(1.39)
Kering SA	(27)	(12,884)	(0.18)
Keyence Corporation	(77)	(44,359)	(0.61)
Keyera Corp	(1,173)	(28,672)	(0.39)
Kintetsu Group Holdings Co Ltd.	(573)	(28,097)	(0.38)
Koito Manufacturing Co Ltd.	(460)	(21,021)	(0.29)
Komatsu Ltd.	(1,815)	(37,688)	(0.51)
Kone Oyj Class B	(384)	(22,027)	(0.30)
Koninklijke Philips NV	(638)	(29,920)	(0.41)
Kuehne & Nagel International AG	(260)	(37,213)	(0.51)
L Brands Inc.	(5,045)	(83,798)	(1.14)
LafargeHolcim Ltd.	(404)	(19,082)	(0.26)
Leidos Holdings Inc.	(1,894)	(165,193)	(2.25)
Liberty Global Plc Class A	(1,626)	(42,935)	(0.59)
Linde plc	(188)	(35,216)	(0.48)
Lonza Group AG	(92)	(32,336)	(0.44)
LOreal SA	(52)	(14,272)	(0.19)
Lowes Companies Inc.	(188)	(21,176)	(0.29)
Lundin Petroleum AB	(1,792)	(53,035)	(0.72)
LVMH Moet Hennessy Louis Vuitton SE	(51)	(20,435)	(0.28)

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Security Description	Shares	Value	Index Weight
BMO Global Equity Market Neutral Strategy Short Index (continued)
LyondellBasell Industries NV	(931)	$(70,132)	(0.96)%
M3 Inc.	(5,370)	(115,886)	(1.58)
Manulife Financial Corporation	(960)	(15,861)	(0.22)
Marriott International Inc. Class A	(778)	(97,872)	(1.34)
Marui Group Co Ltd.	(9,354)	(186,604)	(2.55)
Masco Corporation	(339)	(13,944)	(0.19)
Merck & Co Inc.	(286)	(24,791)	(0.34)
Microsoft Corporation	(1,148)	(158,509)	(2.16)
Misumi Group Inc.	(3,615)	(79,415)	(1.08)
Mitsubishi Estate Company Limited	(898)	(17,243)	(0.24)
Mitsubishi Motors Corporation	(7,235)	(29,395)	(0.40)
Mizuho Financial Group Inc.	(26,877)	(38,510)	(0.53)
Mondelez International Inc. Class A	(341)	(18,832)	(0.26)
Moodys Corporation	(157)	(33,954)	(0.46)
Mowi ASA	(1,359)	(33,502)	(0.46)
National Australia Bank Limited	(2,204)	(40,198)	(0.55)
National Grid plc	(1,915)	(19,942)	(0.27)
National Oilwell Varco Inc.	(1,302)	(26,173)	(0.36)
NetApp Inc.	(334)	(15,994)	(0.22)
Netflix Inc.	(83)	(24,770)	(0.34)
Newell Brands Inc.	(4,487)	(73,810)	(1.01)
Next plc	(1,230)	(87,593)	(1.20)
Nidec Corporation	(483)	(62,047)	(0.85)
Nintendo Co Ltd.	(97)	(36,675)	(0.50)
NIPPON PAINT HOLDINGS COLtd.	(2,636)	(122,211)	(1.67)
Nissan Chemical Corporation	(1,098)	(45,901)	(0.63)
Nitori Holdings Co Ltd.	(541)	(77,449)	(1.06)
Novo Nordisk AS Class B	(583)	(30,681)	(0.42)
NVIDIA Corporation	(822)	(137,354)	(1.87)
Odakyu Electric Railway Co Ltd.	(4,086)	(92,087)	(1.26)
Omnicom Group Inc.	(983)	(74,309)	(1.01)
ONEOK Inc.	(1,912)	(135,414)	(1.85)
Oracle Corporation	(461)	(24,062)	(0.33)
Oracle Corporation Japan	(1,196)	(101,664)	(1.39)
Otsuka Holdings Co Ltd.	(2,952)	(121,095)	(1.65)
Panasonic Corporation	(15,697)	(119,631)	(1.63)
Park24 Co Ltd.	(2,878)	(64,465)	(0.88)
Parker-Hannifin Corporation	(88)	(14,390)	(0.20)
PCCW Limited	(153,247)	(83,005)	(1.13)
Pentair plc	(2,371)	(85,146)	(1.16)
Persimmon Plc	(1,289)	(29,469)	(0.40)
Pfizer Inc.	(1,049)	(37,059)	(0.51)
Philip Morris International Inc.	(1,499)	(109,021)	(1.49)
Pigeon Corporation	(639)	(22,871)	(0.31)
Pirelli & C SpA	(5,611)	(29,054)	(0.40)
PPG Industries Inc.	(172)	(18,989)	(0.26)
PPL Corporation	(727)	(21,311)	(0.29)
PTC Inc.	(934)	(61,353)	(0.84)
Publicis Groupe SA	(625)	(30,035)	(0.41)
QUALCOMM Inc.orporated	(249)	(19,023)	(0.26)
Ramsay Health Care Limited	(296)	(13,392)	(0.18)
Recruit Holdings Co Ltd.	(427)	(12,652)	(0.17)
Restaurant Brands International Inc.	(401)	(31,461)	(0.43)
Rolls-Royce Holdings plc	(2,844)	(26,161)	(0.36)
Ross Stores Inc.	(162)	(17,395)	(0.24)

Security Description	Shares	Value	Index Weight
Royal Dutch Shell Plc Class B	(711)	$(19,858)	(0.27)%
Ryohin Keikaku Co Ltd.	(1,255)	(21,066)	(0.29)
S&P Global Inc.	(112)	(29,080)	(0.40)
Sabre Corp	(1,209)	(28,470)	(0.39)
salesforcecom Inc.	(149)	(23,181)	(0.32)
Sands China Ltd.	(8,543)	(38,925)	(0.53)
Sanofi	(221)	(19,040)	(0.26)
SAP SE	(170)	(20,287)	(0.28)
SBA Communications Corp Class A	(75)	(19,607)	(0.27)
Schindler Holding AG Pref	(250)	(56,696)	(0.77)
Schlumberger NV	(1,113)	(35,890)	(0.49)
Sealed Air Corporation	(4,768)	(190,612)	(2.60)
Sega Sammy Holdings Inc.	(1,257)	(17,092)	(0.23)
Seven & I Holdings Co Ltd.	(3,367)	(118,855)	(1.62)
Sherwin-Williams Company	(150)	(78,554)	(1.07)
SHIMAMURA Co Ltd.	(512)	(39,864)	(0.54)
Shimano Inc.	(445)	(62,868)	(0.86)
Shin-Etsu Chemical Co Ltd.	(203)	(20,039)	(0.27)
Siemens Healthineers AG	(1,719)	(67,453)	(0.92)
Sika AG	(667)	(93,728)	(1.28)
Simon Property Group Inc.	(109)	(16,155)	(0.22)
Sirius XM Holdings Inc.	(8,725)	(54,184)	(0.74)
SJM Holdings Limited	(50,277)	(47,800)	(0.65)
SNC-Lavalin Group Inc.	(8,209)	(100,476)	(1.37)
SoftBank Corp	(1,050)	(14,656)	(0.20)
SoftBank Group Corp	(3,047)	(134,042)	(1.83)
Stanley Black & Decker Inc.	(125)	(16,704)	(0.23)
Stryker Corporation	(71)	(15,718)	(0.21)
SUBARU CORP	(4,792)	(128,381)	(1.75)
SUMCO Corporation	(1,251)	(14,944)	(0.20)
Sumitomo Mitsui Financial Group Inc.	(507)	(16,310)	(0.22)
Sun Life Financial Inc.	(454)	(18,531)	(0.25)
Suncor Energy Inc.	(506)	(14,748)	(0.20)
Suzuki Motor Corp	(1,135)	(44,178)	(0.60)
Swatch Group Ltd. Bearer	(99)	(26,836)	(0.37)
Symrise AG	(501)	(45,848)	(0.63)
Sysmex Corporation	(1,062)	(66,438)	(0.91)
Tabcorp Holdings Limited	(43,688)	(135,879)	(1.85)
Taiyo Nippon Sanso Corporation	(1,068)	(21,079)	(0.29)
Tapestry Inc.	(930)	(18,869)	(0.26)
Targa Resources Corp	(4,032)	(143,175)	(1.95)
Target Corporation	(172)	(18,574)	(0.25)
TC Energy Corporation	(2,172)	(110,221)	(1.50)
TE Connectivity Ltd.	(264)	(24,225)	(0.33)
TechnipFMC Plc	(6,585)	(162,587)	(2.22)
Teleflex Inc.orporated	(105)	(38,295)	(0.52)
Telefonica SA	(32,889)	(228,803)	(3.12)
Telenet Group Holding NV	(1,959)	(96,128)	(1.31)
Tenaris SA	(10,639)	(117,353)	(1.60)
Tesla Inc.	(146)	(32,407)	(0.44)
Teva Pharmaceutical Industries Limited S	(3,220)	(22,446)	(0.31)
Texas Instruments Inc.orporated	(175)	(21,570)	(0.29)
Textron Inc.	(713)	(31,802)	(0.43)
Thermo Fisher Scientific Inc.	(67)	(19,066)	(0.26)
Thomson Reuters Corporation	(467)	(31,978)	(0.44)
Tiffany & Co	(384)	(32,833)	(0.45)
Tobu Railway Co Ltd.	(694)	(20,979)	(0.29)
Tokio Marine Holdings Inc.	(364)	(18,576)	(0.25)
Total SA	(517)	(25,720)	(0.35)
Toyota Industries Corp	(393)	(21,124)	(0.29)
TransDigm Group Inc.orporated	(217)	(114,803)	(1.57)

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2019

Schedules of Investments

Security Description	Shares	Value	Index Weight
BMO Global Equity Market Neutral Strategy Short Index (continued)
TSURUHA Holdings Inc.	(680)	$(73,433)	(1.00)%
Umicore	(2,361)	(71,635)	(0.98)
Unibail-Rodamco-Westfield SE Stapled Sec	(97)	(13,118)	(0.18)
Union Pacific Corporation	(140)	(22,582)	(0.31)
United Internet AG	(707)	(23,057)	(0.31)
United Rentals Inc.	(438)	(48,796)	(0.67)
United Technologies Corporation	(194)	(25,065)	(0.34)
US Bancorp	(610)	(31,982)	(0.44)
Walt Disney Company	(327)	(45,126)	(0.62)
Weir Group PLC	(4,977)	(87,755)	(1.20)
Welcia Holdings Co Ltd.	(578)	(29,920)	(0.41)
Wesfarmers Limited	(3,785)	(100,166)	(1.37)
Western Union Company	(5,095)	(112,698)	(1.54)
Westinghouse Air Brake Technologies Corp	(492)	(33,254)	(0.45)
Westpac Banking Corporation	(1,452)	(27,014)	(0.37)
Woolworths Group Ltd.	(5,621)	(137,663)	(1.88)
WPP Plc	(5,598)	(66,370)	(0.91)
Wynn Macau Ltd.	(22,071)	(43,711)	(0.60)
Xilinx Inc.	(569)	(58,862)	(0.80)
XPO Logistics Inc.	(1,233)	(86,078)	(1.17)
Yamaha Corporation	(2,607)	(110,311)	(1.51)
Yamaha Motor Co Ltd.	(1,898)	(30,313)	(0.41)
Yamato Holdings Co Ltd.	(991)	(16,830)	(0.23)
Yara International ASA	(1,639)	(68,827)	(0.94)
Yaskawa Electric Corporation	(2,585)	(83,442)	(1.14)
Yum! Brands Inc.	(387)	(45,440)	(0.62)
Zoetis Inc. Class A	(120)	(15,156)	(0.21)
ZOZO Inc.	(8,755)	(170,635)	(2.33)

		$(20,051,610)	(273.63)%

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Global Long/Short Equity Fund

Description	Shares	Value
Common Stocks — 99.2%

Australia — 2.6%
BHP Group PLC	2,346	$50,612
Regis Resources, Ltd.	5,230	18,104

		68,716

Bermuda — 2.0%
Argo Group International Holdings, Ltd.	176	11,567
Essent Group, Ltd.	832	40,352

		51,919

Canada — 13.9%
Air Canada (2)	2,069	69,542
Allied Properties Real Estate Investment Trust	1,466	57,808
Canfor Corp. (2)	2,155	24,797
Cascades, Inc. (1)	599	5,075
Cogeco Communications, Inc.	242	19,020
Cogeco, Inc.	133	9,374
Equitable Group, Inc. (1)	422	31,322
George Weston, Ltd.	506	41,110
Hudbay Minerals, Inc.	4,212	14,141
Husky Energy, Inc.	1,358	9,068
Interfor Corp. (2)	2,439	24,474
InterRent Real Estate Investment Trust	1,704	20,503
Methanex Corp.	394	12,772
Quebecor, Inc., Class B (1)	339	7,636
Teck Resources, Ltd., Class B	1,069	18,202

		364,844

Cayman Islands — 0.4%
Tianneng Power International, Ltd. (1)	12,000	9,474

China — 0.2%
Agricultural Bank of China, Ltd., Class H	16,000	6,163

Denmark — 1.2%
Novo Nordisk A/S, Class B	191	9,918
Scandinavian Tobacco Group A/S, Class A (5)	1,777	20,430

		30,348

France — 1.6%
Boiron SA	127	5,213
Derichebourg SA	3,631	12,962
Peugeot SA	640	14,300
Sanofi	104	8,929

		41,404

Germany — 0.2%
Hamburger Hafen und Logistik AG	191	4,614

Hong Kong — 2.2%
HKT Trust & HKT, Ltd.	17,000	26,583
SITC International Holdings Co., Ltd.	4,000	4,153
SmarTone Telecommunications Holdings, Ltd.	23,500	20,891
WH Group, Ltd. (5)	9,000	7,243

		58,870

Indonesia — 0.8%
Bukit Asam Tbk PT	102,600	17,866
Indo Tambangraya Megah Tbk PT	5,000	4,582

		22,448

Italy — 3.2%
ASTM SpA	309	9,529
Enel SpA	9,012	65,311
Societa Iniziative Autostradali e Servizi SpA	568	9,533

		84,373

Description	Shares	Value
Common Stocks (continued)

Japan — 9.6%
Arcs Co., Ltd.	700	$14,516
Artnature, Inc.	900	5,346
Frontier Real Estate Investment Corp.	13	56,046
Fukuda Corp.	300	10,618
Heiwado Co., Ltd.	1,200	22,219
J-Oil Mills, Inc.	300	11,267
KDDI Corp. (1)	700	18,680
Keihin Corp.	1,100	15,024
Mitsui Sugar Co., Ltd.	400	8,197
Nippon Telegraph & Telephone Corp.	1,200	57,563
Okinawa Electric Power Co., Inc.	1,099	16,707
Press Kogyo Co., Ltd.	1,800	7,506
Yorozu Corp.	600	7,071

		250,760

Luxembourg — 0.6%
Trinseo SA	457	16,036

Malaysia — 0.2%
Malaysian Pacific Industries Bhd	2,000	4,233

Netherlands — 1.8%
Koninklijke Ahold Delhaize NV	1,997	46,716

New Zealand — 1.2%
Air New Zealand, Ltd.	13,213	23,853
New Zealand Refining Co., Ltd.	5,091	6,576

		30,429

Norway — 1.8%
Austevoll Seafood ASA	1,112	11,416
DNO ASA	3,907	5,173
Leroy Seafood Group ASA	4,162	27,296
Sparebank 1 Oestlandet	494	4,489

		48,374

Poland — 0.6%
Asseco Poland SA	1,123	15,783

Portugal — 0.2%
Altri SGPS SA	921	5,820

Singapore — 2.7%
ComfortDelGro Corp., Ltd.	10,200	18,008
DBS Group Holdings, Ltd.	2,700	47,725
First Resources, Ltd.	5,000	5,332

		71,065

South Korea — 2.1%
DB HiTek Co., Ltd.	832	10,097
KT Corp.	2	45
Samsung Electronics Co., Ltd.	1,239	45,008

		55,150

Sweden — 0.3%
Mycronic AB	640	7,812

Switzerland — 2.3%
Ferrexpo PLC	2,468	6,069
Roche Holding AG	194	53,040

		59,109

Taiwan — 2.1%
Uni-President Enterprises Corp.	14,000	34,142
United Integrated Services Co., Ltd.	4,000	19,739

		53,881

United Kingdom — 6.6%
BT Group PLC	17,694	35,662
DFS Furniture PLC	1,793	4,734
GlaxoSmithKline PLC	2,374	49,443
Imperial Brands PLC	586	15,149

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2019

Schedules of Investments

Global Long/Short Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

United Kingdom (continued)
International Consolidated Airlines Group SA	2,085	$10,699
Legal & General Group PLC	13,755	36,754
Reach PLC	4,014	4,445
SThree PLC	1,434	4,432
Watkin Jones PLC	3,860	10,145

		171,463

United States — 38.8%
AbbVie, Inc.	175	11,504
ArcBest Corp.	555	16,433
Best Buy Co., Inc.	433	27,560
Ciena Corp. (2)	1,138	46,578
Citizens Financial Group, Inc.	246	8,300
CONMED Corp.	495	49,881
ConocoPhillips	377	19,672
CRA International, Inc.	425	16,528
Discover Financial Services	433	34,627
Emergent BioSolutions, Inc. (2)	971	42,530
Employers Holdings, Inc.	374	16,131
Enova International, Inc. (2)	201	4,804
Essex Property Trust, Inc.	233	74,854
F5 Networks, Inc. (2)	90	11,586
FedNat Holding Co.	282	3,449
Genomic Health, Inc. (2)	144	11,039
Glaukos Corp. (1)(2)	350	22,508
Globus Medical, Inc., Class A (2)	266	13,585
Haemonetics Corp. (2)	184	24,569
HealthStream, Inc. (2)	404	10,209
Huntington Ingalls Industries, Inc.	180	37,620
Integer Holdings Corp. (2)	384	27,802
Intersect ENT, Inc. (2)	99	1,622
K12, Inc. (2)	874	23,030
Lantheus Holdings, Inc. (2)	707	15,384
LeMaitre Vascular, Inc.	203	6,427
Luminex Corp.	253	5,186
Marlin Business Services Corp.	701	15,163
Masco Corp.	1,101	44,844
Merit Medical Systems, Inc. (2)	928	32,276
Myriad Genetics, Inc. (2)	423	9,953
Natus Medical, Inc. (2)	327	9,051
NetApp, Inc.	386	18,551
NextGen Healthcare, Inc. (2)	495	7,034
OraSure Technologies, Inc. (2)	1,211	7,993
Orthofix Medical, Inc. (2)	385	19,573
Owens-Illinois, Inc.	389	3,956
Pacira BioSciences, Inc. (2)	243	9,049
Regions Financial Corp.	1,447	21,155
Rush Enterprises, Inc., Class A	515	18,597
Southwest Airlines Co.	196	10,255
SpartanNash Co.	292	3,145
Supernus Pharmaceuticals, Inc. (2)	556	15,029
Surmodics, Inc. (2)	182	8,565
Sykes Enterprises, Inc. (2)	618	17,922
Synchrony Financial	285	9,134
Sysco Corp.	423	31,442
U.S. Foods Holding Corp. (2)	1,102	44,576
United Airlines Holdings, Inc. (2)	218	18,380
Unum Group	739	18,778
Vishay Intertechnology, Inc.	1,396	22,099
Vishay Precision Group, Inc. (2)	243	7,594
WW Grainger, Inc.	22	6,020

		1,013,552

Total Common Stocks (identified cost $2,567,938)		2,593,356

Description	Shares	Value
Short-Term Investments — 3.7%

Collateral Investment for Securities on Loan — 3.7%
BMO Institutional Prime Money Market Fund — Premier Class, 2.097% (3)(4)	95,094	$95,094

Total Short-Term Investments (identified cost $95,094)		95,094

Total Investments — 102.9% (identified cost $2,663,032)		2,688,450
Other Assets and Liabilities — (2.9)%		(74,980)

Total Net Assets — 100.0%		$2,613,470

Industry	Value	% of Total Net Assets
Common Stocks
Agriculture	$40,911	1.6%
Airlines	132,729	5.1
Auto Manufacturers	14,300	0.5
Auto Parts & Equipment	29,601	1.1
Banks	87,832	3.4
Biotechnology	52,483	2.0
Building Materials	44,844	1.7
Chemicals	12,772	0.5
Coal	22,448	0.9
Commercial Services	67,666	2.6
Computers	52,256	2.0
Cosmetics/Personal Care	5,346	0.2
Distribution/Wholesale	6,020	0.2
Diversified Financial Services	95,050	3.6
Electric	82,018	3.1
Electrical Components & Equipment	9,474	0.4
Electronics	37,505	1.4
Engineering & Construction	30,357	1.2
Environmental Control	12,962	0.5
Food	303,285	11.6
Forest Products & Paper	60,166	2.3
Healthcare-Products	255,461	9.8
Holding Companies-Diversified	4,233	0.2
Insurance	127,031	4.9
Internet	21,795	0.8
Media	40,475	1.5
Mining	107,128	4.1
Miscellaneous Manufacturing	16,036	0.6
Oil & Gas	40,489	1.5
Packaging & Containers	3,956	0.2
Pharmaceuticals	162,125	6.2
Real Estate	10,145	0.4
Real Estate Investment Trusts	209,211	8.0
Retail	50,891	1.9
Semiconductors	55,105	2.1
Shipbuilding	37,620	1.4
Software	7,034	0.3
Telecommunications	206,002	7.9
Transportation	38,594	1.5

Total Common Stocks Purchased Long	2,593,356	99.2
Collateral Investment for Securities on Loan	95,094	3.7

Total Investments	2,688,450	102.9
Other Assets and Liabilities	(74,980)	(2.9)

Total Net Assets	$2,613,470	100.0%

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

At August 31, 2019, the Global Long/Short Equity Fund had outstanding total return swap agreement as set forth below:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Payment Paid	Unrealized Depreciation
JPMorgan Chase & Co.	BMO Alternative Strategies Global Short Index	Receive	1 Month USD LIBOR Plus 0.15%	Monthly	06/29/2020	$1,044,068	$(30,858)	$—	$(30,858)

The following table represents the equity basket holdings underlying the total return swap with BMO Alternative Strategies Global Short Index as of August 31, 2019:

Security Description	Shares	Value	Index Weight
BMO Alternative Strategies Global Short Index
AIXTRON SE	(16,181)	$(159,949)	(1.74)%
Albemarle Corp.	(2,474)	(152,691)	(1.66)
Asahi Holdings, Inc.	(6,717)	(142,074)	(1.55)
ASOS PLC	(3,935)	(114,053)	(1.24)
Atmos Energy Corp.	(2,179)	(240,194)	(2.61)
BOK Financial Corp.	(1,868)	(142,198)	(1.55)
Brown-Forman Corp.	(929)	(54,788)	(0.60)
Caverion OYJ	(5,763)	(36,939)	(0.40)
Cellnex Telecom SA	(6,128)	(245,642)	(2.67)
Century Aluminum Co.	(36,217)	(199,558)	(2.17)
Chugoku Marine Paints Ltd.	(7,205)	(58,035)	(0.63)
Daifuku Co., Ltd.	(4,744)	(224,374)	(2.44)
Easterly Government Properties, Inc.	(14,488)	(297,730)	(3.24)
Fugro NV	(11,001)	(77,828)	(0.85)
Fuji Seal International, Inc.	(4,121)	(112,128)	(1.22)
Goldwin, Inc.	(470)	(64,995)	(0.71)
GRENKE AG	(2,777)	(225,421)	(2.45)
HarborOne Bancorp, Inc.	(9,259)	(92,223)	(1.00)
Howard Bancorp, Inc.	(2,812)	(41,584)	(0.45)
Huatai Securities Co., Ltd.	(139,146)	(202,805)	(2.21)
Just Eat PLC	(17,841)	(170,739)	(1.86)
Kansai Paint Co., Ltd.	(13,782)	(287,077)	(3.12)
Kawasaki Kisen Kaisha Ltd.	(19,479)	(196,171)	(2.13)
Kura Sushi, Inc.	(1,019)	(40,609)	(0.44)
Lilis Energy, Inc.	(72,576)	(21,780)	(0.24)
M3, Inc.	(6,079)	(129,152)	(1.40)
Macerich Co.	(4,513)	(128,763)	(1.40)
MISUMI Group, Inc.	(10,944)	(248,279)	(2.70)
Money Forward, Inc.	(1,049)	(33,313)	(0.36)
NextEra Energy, Inc.	(1,113)	(243,757)	(2.65)
Nihon M&A Center, Inc.	(4,556)	(133,047)	(1.45)
Nippon Paint Holdings Co., Ltd.	(6,657)	(315,459)	(3.43)
Nippon Paint Holdings Co., Ltd.	(16,461)	(245,964)	(2.67)
Nitori Holdings Co., Ltd.	(1,548)	(223,553)	(2.43)
Noodles & Co.	(10,281)	(59,320)	(0.64)
Nordic Semiconductor ASA	(11,306)	(51,251)	(0.56)
Northam Platinum Ltd.	(64,541)	(334,317)	(3.63)
Northam Platinum Ltd.	(2,758)	(63,429)	(0.69)
Nufarm Ltd.	(43,660)	(141,785)	(1.54)
OGE Energy Corp.	(5,332)	(228,580)	(2.49)
Okta, Inc.	(2,586)	(327,143)	(3.56)
Pacific Metals Co., Ltd.	(2,327)	(41,299)	(0.45)
Park24 Co., Ltd.	(10,098)	(207,301)	(2.25)
People’s United Financial Inc.	(6,604)	(94,895)	(1.03)
Pinnacle Financial Partners, Inc.	(3,776)	(198,863)	(2.16)
PROS Holdings, Inc.	(5,670)	(402,717)	(4.38)
Rayonier, Inc.	(2,123)	(56,884)	(0.62)
Republic First Bancorp, Inc.	(9,822)	(39,729)	(0.43)
Senior Housing Properties Trust	(5,080)	(43,128)	(0.47)

Security Description	Shares	Value	Index Weight
Shimano, Inc.	(240)	$(34,467)	(0.37)%
SMS Co., Ltd.	(11,584)	(258,966)	(2.82)
Square, Inc.	(1,004)	(62,089)	(0.68)
St James’s Place PLC	(7,775)	(86,903)	(0.94)
Takeaway.com NV	(1,190)	(113,824)	(1.24)
TFS Financial Corp.	(3,084)	(53,997)	(0.59)
TimkenSteel Corp.	(13,457)	(70,248)	(0.76)
Toridoll Holdings Corp.	(5,744)	(130,731)	(1.42)
Umicore SA	(1,690)	(53,905)	(0.59)
Wallenstam AB	(10,096)	(113,548)	(1.23)
Weir Group PLC	(14,203)	(253,322)	(2.75)
Weyerhaeuser Co.	(3,367)	(88,596)	(0.96)
Zalando SE	(5,157)	(255,559)	(2.78)
Zur Rose Group AG	(319)	(27,854)	(0.30)

		$(9,197,522)	(100.00)%

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2019

Schedules of Investments

Ultra Short Tax-Free Fund*

Description	Principal Amount	Value
Municipals — 98.6%

Alabama — 5.2%
Black Belt Energy Gas District, 2.394, (LIBOR 1 Month), 12/01/2023, Call 9/1/2023 (7)	$4,500,000	$4,452,750
Chatom Industrial Development Board, 1.400, 2/03/2020, Call 2/1/2020 (7)	4,800,000	4,798,992
Health Care Authority for Baptist Health, 1.810, 11/01/2042, Call 9/3/2019 (7)	11,125,000	11,125,000
Southeast Alabama Gas Supply District, 2.394, (LIBOR 1 Month), 4/01/2024, Call 1/1/2024 (7)	5,000,000	4,971,900
Other Securities	3,515,000	3,632,670

		28,981,312

Arkansas — 1.8%
Arkansas Development Finance Authority, 1.820, 9/01/2044, Call 9/3/2019 (7)	7,000,000	7,000,000
Other Securities	3,005,000	3,005,007

		10,005,007

California — 2.7%
California Municipal Finance Authority, 1.480, 10/01/2019 (7)	4,500,000	4,500,315
California Pollution Control Financing Authority, 1.500, 10/15/2019 (5)(7)	4,000,000	4,000,320
Other Securities	6,735,000	6,789,235

		15,289,870

Colorado — 0.7%
Other Securities	4,080,000	4,181,452

Connecticut — 0.1%
Other Security	400,000	412,500

District of Columbia — 0.5%
Other Securities	2,860,000	2,966,569

Florida — 4.8%
Florida Development Finance Corp., 1.900, 3/17/2020 (7)	10,000,000	10,003,200
Lee Memorial Health System, 1.530, 4/01/2049, Call 9/3/2019 (7)	4,000,000	4,000,000
RBC Municipal Products, Inc. Trust, 1.550, (SIFMA Municipal Swap Index Yield), 3/02/2020 (5)(7)(8)	5,000,000	5,000,000
Other Securities	7,595,000	7,735,360

		26,738,560

Georgia — 4.9%
Burke County Development Authority, 2.250, 5/25/2023 (7)	4,000,000	4,084,760
Main Street Natural Gas, Inc.
1.920%, (SIFMA Municipal Swap Index Yield), 12/01/2023, Call 9/1/2023 (7)	5,000,000	4,979,750
2.324%, (LIBOR 1 Month), 12/01/2023, Call 9/1/2023 (7)	5,000,000	5,020,000
Other Securities	13,450,000	13,511,882

		27,596,392

Hawaii — 0.5%
Other Security	2,800,000	2,800,168

Description	Principal Amount	Value
Municipals (continued)

Illinois — 7.5%
Decatur Park District, 3.000, 12/15/2019	$4,311,000	$4,328,934
State of Illinois
5.000%, 8/01/2020	4,000,000	4,118,040
5.000%, 2/01/2022	6,040,000	6,460,324
Tender Option Bond Trust Receipts/Certificates, 1.550, 6/15/2031, Call 6/15/2026 (5)(7)	4,355,000	4,355,000
Other Securities	22,235,000	22,649,890

		41,912,188

Indiana — 5.8%
Clark Pleasant Middle School Corp., 2.500, 7/16/2020, Call 1/16/2020	4,710,000	4,730,206
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC, 1.500, 7/01/2047, Call 9/6/2019 (7)	5,450,000	5,450,000
Tender Option Bond Trust Receipts/Certificates, 1.600, 10/15/2019 (5)(7)	8,500,000	8,500,000
Other Securities	13,465,000	13,663,184

		32,343,390

Iowa — 0.9%
Other Securities	5,020,000	5,018,040

Kansas — 1.4%
Other Securities	7,800,000	7,829,712

Kentucky — 2.9%
County of Carroll, 1.200, 6/01/2021 (7)(8)	5,000,000	4,995,700
Other Securities	11,145,000	11,231,637

		16,227,337

Louisiana — 1.0%
Louisiana Public Facilities Authority, 2.000, (SIFMA Municipal Swap Index Yield), 9/01/2023, Call 3/1/2023 (7)	5,000,000	5,002,200
Other Security	360,000	365,771

		5,367,971

Maryland — 0.8%
Maryland Economic Development Corp., 1.700, 9/01/2022	4,000,000	4,045,880
Other Security	350,000	350,000

		4,395,880

Massachusetts — 0.4%
Other Securities	2,500,000	2,526,800

Michigan — 1.7%
Other Securities	8,960,000	9,229,283

Minnesota — 1.4%
JPMorgan Chase Putters/Drivers Trust, 1.700, 6/01/2021 (5)(7)	5,000,000	5,000,000
Other Securities	2,600,000	2,609,552

		7,609,552

Mississippi — 2.3%
Mississippi Business Finance Corp., 1.350, 11/01/2035, Call 9/3/2019 (7)	8,310,000	8,310,000
Mississippi Development Bank, 2.500, 1/01/2020	4,600,000	4,621,252
Other Securities

		12,931,252

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Ultra Short Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

Missouri — 1.9%
City of St. Louis, 2.500, 6/01/2020	$5,000,000	$5,045,000
Rib Floater Trust Various States, 1.600, 6/01/2045, Call 12/1/2020 (5)(7)	4,000,000	4,000,000
Other Securities	1,445,000	1,451,179

		10,496,179

Nevada — 0.7%
Other Securities	3,995,000	4,043,390

New Jersey — 4.9%
New Jersey Economic Development Authority
1.640%, 11/01/2031, Call 9/6/2019 (7)	4,510,000	4,510,000
1.640%, 11/01/2040, Call 9/6/2019 (7)	5,515,000	5,515,000
New Jersey Transportation Trust Fund Authority, 2.350, (SIFMA Municipal Swap Index Yield), 12/15/2019, Call 9/25/2019 (7)	5,000,000	5,001,500
Other Securities	12,435,000	12,515,845

		27,542,345

New Mexico — 0.3%
Other Security	1,525,000	1,528,523

New York — 12.1%
City of New York, 1.430, 12/01/2047, Call 9/6/2019 (7)	5,640,000	5,640,000
Hempstead Union Free School District, SAW, 2.500, 6/25/2020	6,000,000	6,044,220
Livonia Central School District, SAW, 2.500, 6/19/2020	5,485,000	5,536,778
Long Island Power Authority, 2.311, (LIBOR 1 Month), 10/01/2023, Call 10/1/2022 (7)	4,000,000	4,018,800
Nuveen New York AMT-Free Municipal Credit Income Fund, 1.700, 3/01/2029 (7)	4,700,000	4,700,000
Orange & Ulster Counties Board Coop Educational Services Sole Supervisory District, 2.250, 7/22/2020	4,000,000	4,034,760
Triborough Bridge & Tunnel Authority, 2.194, (LIBOR 1 Month), 2/01/2021 (7)	4,890,000	4,920,074
Other Securities	32,475,000	32,598,699

		67,493,331

North Carolina — 0.2%
Other Security	1,000,000	1,000,000

North Dakota — 0.3%
Other Securities	1,775,000	1,841,764

Ohio — 8.3%
Other Securities	45,845,000	46,190,213

Oklahoma — 0.6%
Other Securities	3,410,000	3,490,796

Pennsylvania — 4.9%
Allentown City School District, SAW, 2.050, 1/02/2020, Call 10/2/2019	4,000,000	4,000,720

Description	Principal Amount	Value
Municipals (continued)

Pennsylvania (continued)
Montgomery County Higher Education & Health Authority, 1.540, 9/01/2050, Call 9/3/2019 (7)	$8,000,000	$8,000,000
Other Securities	15,390,000	15,468,870

		27,469,590

South Carolina — 2.9%
Patriots Energy Group Financing Agency, 2.354, (LIBOR 1 Month), 2/01/2024, Call 11/1/2023 (7)	6,000,000	6,007,200
Tender Option Bond Trust Receipts/Certificates, 1.600, 1/01/2020 (5)(7)	6,000,000	6,000,000
Other Securities	4,000,000	4,001,470

		16,008,670

Tennessee — 1.4%
Tennessee Energy Acquisition Corp., 5.250, 9/01/2020	4,720,000	4,893,082
Other Securities	3,115,000	3,119,407

		8,012,489

Texas — 6.1%
Mission Economic Development Corp.
1.550%, 11/01/2019 (7)	4,000,000	4,000,760
2.500%, 8/01/2020, Call 9/30/2019	6,500,000	6,505,720
Port of Port Arthur Navigation District, 1.900, 10/03/2019, Call 10/3/2019 (5)(7)	8,500,000	8,500,595
Other Securities	14,920,000	15,130,491

		34,137,566

Utah — 0.9%
Tender Option Bond Trust Receipts/Certificates, 1.550, 1/01/2025 (5)(7)	4,800,000	4,800,000
Other Securities

Virginia — 1.3%
Other Securities	7,330,000	7,364,248

Washington — 0.4%
Other Securities	2,175,000	2,180,209

West Virginia — 1.2%
West Virginia Hospital Finance Authority, 1.530, 6/01/2033, Call 9/3/2019 (7)	4,750,000	4,750,000
Other Securities	1,660,000	1,715,343

		6,465,343

Wisconsin — 2.9%
Public Finance Authority, 1.530, 11/01/2019 (7)	5,000,000	5,000,750
Other Securities	11,290,000	11,330,138

		16,330,888

Total Municipals (identified cost $549,493,701)		550,758,779

Short-Term Investments — 3.2%

Short-Term Municipals — 3.2%

Florida — 1.4%
JEA Electric System Revenue	5,000,000	5,000,000
Other Security	3,000,000	3,000,000

		8,000,000

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2019

Schedules of Investments

Ultra Short Tax-Free Fund* (continued)

Description	Principal Amount	Value
Short-Term Investments (continued)

Short-Term Municipals (continued)

Texas — 1.8%
Other Securities	$9,700,000	$9,700,000

		17,700,000

Total Short-Term Investments (identified cost $17,700,000)		17,700,000

Total Investments — 101.8% (identified cost $567,193,701)		568,458,779
Other Assets — (1.8)%		(10,101,684)

Net Assets — 100.0%		$558,357,095

Short Tax-Free Fund*

Description	Principal Amount	Value

Municipals — 99.6%

Alabama — 3.5%
Black Belt Energy Gas District
4.000%, 6/01/2021, Call 3/1/2021 (7)	$1,000,000	$1,045,640
4.000%, 6/01/2023	1,000,000	1,091,730
County of Jefferson, 5.000, 9/15/2021	1,000,000	1,075,960
Other Securities	2,375,000	2,379,097

		5,592,427

Alaska — 0.6%
Other Security	1,000,000	1,003,860

Arizona — 1.5%
Other Securities	2,390,000	2,428,635

Arkansas — 0.2%
Other Securities	270,000	281,912

California — 5.2%
California Municipal Finance Authority, 5.000, 2/01/2022	1,000,000	1,092,580
Golden State Tobacco Securitization Corp., 5.000, 6/01/2022	1,000,000	1,097,730
Other Securities	5,860,000	6,190,641

		8,380,951

Colorado — 3.9%
Colorado Educational & Cultural Facilities Authority, 5.000, 10/01/2021	1,000,000	1,065,890
Colorado Health Facilities Authority
3.125%, 5/15/2027, Call 5/15/2020	1,000,000	1,005,030
5.000%, 8/01/2025, Call 2/1/2025 (7)	1,000,000	1,183,680
Other Securities	2,800,000	2,921,058

		6,175,658

Connecticut — 1.1%
State of Connecticut, 5.000, 4/15/2023	1,000,000	1,132,830
Other Securities	615,000	643,993

		1,776,823

District of Columbia — 0.7%
Metropolitan Washington Airports Authority, 5.000, 10/01/2024	1,000,000	1,181,460
Other Securities

Description	Principal Amount	Value

Municipals (continued)

Florida — 6.6%
City of Atlantic Beach, 3.250, 11/15/2024, Call 11/15/2020	$1,155,000	$1,174,947
County of Okeechobee, 1.550, 7/01/2021 (7)	1,000,000	1,005,510
Florida Development Finance Corp., 1.900, 3/17/2020 (7)	3,000,000	3,000,960
Other Securities	5,100,000	5,336,932

		10,518,349

Georgia — 6.9%
Burke County Development Authority, 2.925, 3/12/2024 (7)	1,250,000	1,315,650
Georgia State Road & Tollway Authority, 5.000, 6/01/2021	1,250,000	1,334,750
Main Street Natural Gas, Inc.
2.244%, (LIBOR 1 Month), 9/01/2023, Call 6/1/2023 (7)	1,000,000	1,006,250
5.000%, 5/15/2024	1,250,000	1,440,125
Other Securities	5,735,000	5,978,347

		11,075,122

Guam — 0.3%
Other Security	500,000	546,695

Illinois — 16.2%
Chicago Housing Authority, HUD SEC 8, 5.000, 1/01/2023	1,000,000	1,115,880
City of Chicago Waterworks Revenue, 5.000, 11/01/2021	1,445,000	1,553,823
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.000, 1/01/2023	1,000,000	1,117,950
Railsplitter Tobacco Settlement Authority, 5.000, 6/01/2023	1,000,000	1,130,730
Sales Tax Securitization Corp., 5.000, 1/01/2023	1,000,000	1,101,440
State of Illinois, 5.000, 11/01/2022	2,000,000	2,166,820
University of Illinois, 5.000, 3/15/2022	1,000,000	1,090,630
Other Securities	15,810,000	16,638,899

		25,916,172

Indiana — 3.6%
City of Whiting, 5.000, 6/05/2026 (7)	1,000,000	1,218,820
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC, 1.500, 7/01/2047, Call 9/6/2019 (7)	2,000,000	2,000,000
Other Securities	2,560,000	2,593,369

		5,812,189

Kansas — 0.4%
Other Securities	560,000	577,195

Kentucky — 2.3%
Kentucky Rural Water Finance Corp., 2.250, 3/01/2020, Call 9/20/2019	1,200,000	1,200,516
Other Securities	2,300,000	2,469,472

		3,669,988

Louisiana — 0.4%
Other Securities	565,000	587,072

Maine — 0.1%
Other Security	110,000	112,199

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Short Tax-Free Fund* (continued)

Description	Principal Amount	Value

Municipals (continued)

Maryland — 0.7%
Other Securities	$1,060,000	$1,163,848

Massachusetts — 2.0%
Commonwealth of Massachusetts, 1.700, 8/01/2022 (7)	1,000,000	1,012,890
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 5.000, 1/01/2023, Call 1/1/2023 (7)	1,000,000	1,122,120
Other Securities	970,000	1,061,647

		3,196,657

Michigan — 2.6%
Michigan Finance Authority, 3.500, 11/15/2022 (7)(8)	1,000,000	1,063,470
Other Securities	2,935,000	3,077,965

		4,141,435

Minnesota — 1.0%
Other Securities	1,500,000	1,540,130

Mississippi — 1.4%
Mississippi Business Finance Corp, 2.200, 6/03/2024 (7)	1,250,000	1,286,612
Other Security	750,000	888,728

		2,175,340

Missouri — 1.1%
Other Securities	1,780,000	1,840,344

Nebraska — 0.7%
Central Plains Energy Project, 5.000, 1/01/2024, Call 10/1/2023 (7)	1,000,000	1,133,750
Other Securities

Nevada — 1.6%
City of North Las Vegas NV, AGM, 5.000, 6/01/2023	1,000,000	1,136,610
Other Securities	1,300,000	1,349,741

		2,486,351

New Jersey — 3.1%
Tobacco Settlement Financing Corp., 5.000, 6/01/2022	1,000,000	1,092,790
Other Securities	3,685,000	3,845,191

		4,937,981

New Mexico — 0.6%
Other Securities	1,005,000	1,007,340

New York — 8.4%
Metropolitan Transportation Authority, 5.000, 11/15/2024 (7)	1,000,000	1,182,340
Nuveen New York AMT-Free Municipal Credit Income Fund, 1.700, 3/01/2029 (7)	1,300,000	1,300,000
TSASC, Inc., 5.000, 6/01/2021	1,000,000	1,063,760
Westchester Tobacco Asset Securitization, 5.000, 6/01/2020	1,155,000	1,184,071
Other Securities	8,660,000	8,748,963

		13,479,134

North Carolina — 0.6%
Other Securities	950,000	958,636

Description	Principal Amount	Value

Municipals (continued)

North Dakota — 0.2%
Other Securities	$305,000	$312,990

Ohio — 2.4%
American Municipal Power, Inc., 2.300, 2/15/2022, Call 8/15/2021 (7)	1,000,000	1,019,080
Other Securities	2,655,000	2,777,767

		3,796,847

Pennsylvania — 3.9%
Commonwealth Financing Authority, 5.000, 6/01/2022	1,000,000	1,096,020
Other Securities	4,965,000	5,098,128

		6,194,148

South Carolina — 1.3%
Newberry Investing in Children’s Education, 5.000, 12/01/2019	1,000,000	1,009,420
Other Security	1,000,000	1,001,200

		2,010,620

Tennessee — 2.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, 2.000, 1/01/2021 (7)	1,000,000	1,009,370
Tennessee Energy Acquisition Corp., 4.000, 5/01/2023, Call 2/1/2023 (7)	1,000,000	1,082,590
Other Securities	980,000	1,072,460

		3,164,420

Texas — 7.1%
Fort Bend Independent School District, PSF, 1.950, 8/01/2022 (7)	1,000,000	1,017,990
Houston Independent School District, PSF, 2.250, 6/01/2022 (7)	1,250,000	1,281,312
Port of Port Arthur Navigation District, 1.900, 10/03/2019, Call 10/3/2019 (5)(7)	1,500,000	1,500,105
Tarrant County Cultural Education Facilities Finance Corp., 5.000, 11/15/2022	1,000,000	1,097,700
Other Securities	6,250,000	6,411,330

		11,308,437

Utah — 0.1%
Other Security	200,000	200,000

Virginia — 1.1%
Henrico County Economic Development Authority, AGM, 3.873, 8/23/2027, Call 9/6/2019 (7)(9)	1,100,000	1,100,000
Other Security	575,000	654,206

		1,754,206

Washington — 0.9%
State of Washington, 5.000, 2/01/2022	1,000,000	1,094,080
Other Security	320,000	333,574

		1,427,654

West Virginia — 1.4%
West Virginia Economic Development Authority, 2.550, 4/01/2024 (7)	1,000,000	1,043,990
Other Securities	1,075,000	1,179,776

		2,223,766

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2019

Schedules of Investments

Short Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

Wisconsin — 1.9%
Other Securities	$2,830,000	$2,998,623

Total Municipals (identified cost $156,709,960)		159,089,364

Short-Term Investments — 0.2%

Repurchase Agreements — 0.2%
Other Security	371,965	371,965

Total Short-Term Investments (identified cost $371,965)		371,965

Total Investments — 99.8% (identified cost $157,081,925)		159,461,329
Other Assets — 0.2%		334,724

Net Assets — 100.0%		$159,796,053

Short-Term Income Fund

Description	Principal Amount	Value
Asset-Backed Securities — 20.7%

Automobiles — 9.4%
AmeriCredit Automobile Receivables Trust:
Class C, (Series 2017-3), 2.690%, 6/19/2023	$1,755,000	$1,775,115
Class D, (Series 2016-1), 3.590%, 2/8/2022	2,000,000	2,023,892
Class D, (Series 2017-1), 3.130%, 1/18/2023	1,500,000	1,520,863
CarMax Auto Owner Trust, Class A3, (Series 2016-2), 1.520%, 2/16/2021	45,285	45,251
Chesapeake Funding II LLC, Class A1, (Series 2019-2A), 1.950%, 9/15/2031 (5)	1,000,000	999,826
Drive Auto Receivables Trust:
Class A2A, (Series 2019-2), 2.930%, 3/15/2022	744,933	746,547
Class C, (Series 2017-AA), 2.980%, 1/18/2022 (5)	405,232	405,727
Class C, (Series 2018-1), 3.220%, 3/15/2023	1,735,000	1,740,338
Class D, (Series 2015-BA), 3.840%, 7/15/2021 (5)	266,562	267,028
Enterprise Fleet Financing LLC, Class A2, (Series 2019-2), 2.290%, 2/20/2025 (5)	2,000,000	2,017,147
GM Financial Automobile Leasing Trust:
Class A3, (Series 2017-2), 2.020%, 9/21/2020	441,319	441,088
Class A4, (Series 2017-3), 2.120%, 9/20/2021	1,655,000	1,654,883
Class B, (Series 2017-2), 2.430%, 6/21/2021	1,000,000	1,000,340
GM Financial Consumer Automobile, Class C, (Series 2017-1A), 2.450%, 7/17/2023 (5)	1,000,000	1,002,302

Description	Principal Amount	Value
Asset-Backed Securities (continued)

Automobiles (continued)
Hertz Vehicle Financing II LP, Class A, (Series 2015-1A), 2.730%, 3/25/2021 (5)	$1,000,000	$1,002,091
Mercedes-Benz Master Owner Trust, Class A, (Series 2019-BA), 2.610%, 5/15/2024 (5)	1,275,000	1,301,087
Nissan Auto Receivables Owner Trust, Class A2A, (Series 2018-C), 3.070%, 10/15/2021	915,065	919,447
Santander Drive Auto Receivables Trust, Class D, (Series 2015-2), 3.020%, 4/15/2021	563,293	563,783
Santander Retail Auto Lease Trust, Class C, (Series 2017-A), 2.960%, 11/21/2022 (5)	2,925,000	2,942,316
Tesla Auto Lease Trust, Class C, (Series 2018-A), 2.970%, 4/20/2020 (5)	500,000	500,734
Toyota Auto Receivables, Class A3, (Series 2016-C), 1.140%, 8/17/2020	60,568	60,521
Westlake Automobile Receivables Trust 2017-2, Class C, (Series 2017-2A), 2.590%, 12/15/2022 (5)	1,000,000	1,000,715
World Omni Auto Receivables Trust, Class A3, (Series 2017-B), 1.950%, 2/15/2023	450,000	449,968

		24,381,009

Credit Cards — 4.7%
Cabela’s Credit Card Master Note Trust:
Class A1, (Series 2015-1A), 2.260%, 3/15/2023	1,010,000	1,010,067
Class A1, (Series 2015-2), 2.250%, 7/17/2023	2,208,000	2,212,567
Chase Issuance Trust, Class A4, (Series 2016-A4), 1.490%, 7/15/2022	2,500,000	2,490,132
GE Capital Credit Card Master Note Trust, Class B, (Series 2012-7), 2.210%, 9/15/2022	1,885,483	1,885,273
Synchrony Card Issuance Trust, Class A, (Series 2018-A1), 3.380%, 9/15/2024	2,200,000	2,272,999
World Financial Network Credit Card Master Trust:
Class A, (Series 2015-B), 2.550%, 6/17/2024	365,000	366,694
Class A, (Series 2019-B), 2.490%, 4/15/2026	1,775,000	1,804,731

		12,042,463

Other Financial — 6.6%
Ally Master Owner Trust, Class A, (Series 2018-2), 3.290%, 5/15/2023	1,500,000	1,536,114
Consumers Securitization Funding LLC, Class A1, (Series 2014-A), 1.334%, 11/1/2020	274,528	274,056
Daimler Trucks Retail Trust, Class A3, (Series 2018-1), 2.850%, 7/15/2021 (5)	1,944,509	1,949,648

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Asset-Backed Securities (continued)

Other Financial (continued)
Hilton Grand Vacations Trust, Class A, (Series 2014-AA), 1.770%, 11/25/2026 (5)	$310,346	$309,141
Marlin Receivables LLC, Class B, (Series 2018-1A), 3.540%, 5/22/2023 (5)	1,000,000	1,020,351
MMAF Equipment Finance LLC, 2.410%, 11/15/2024 (5)	2,000,000	2,021,025
Navistar Financial Dealer Note Master Owner Trust II, Class A, (Series 2019-1), 2.906% (LIBOR 1 Month + 64 basis points), 5/28/2024 (5)(7)	1,000,000	1,002,357
Sierra Timeshare Conduit Receivables Funding LLC, Class B, (Series 2017-1A), 3.200%, 3/20/2034 (5)	1,033,195	1,044,171
Trafigura Securitisation Finance PLC, Class A1, (Series 2017-1A), 3.334% (LIBOR 1 Month + 85 basis points), 12/15/2020 (5)(7)	3,000,000	3,005,250
Volvo Financial Equipment LLC, Class A4, (Series 2017-1A), 2.210%, 11/15/2021 (5)	780,000	780,925
Wells Fargo Dealer Floorplan Master Note Trust, Class A, (Series 2015-2), 2.822% (LIBOR 1 Month + 65 basis points), 1/20/2022 (7)	1,070,000	1,070,728
Westgate Resorts LLC:
4.050%, 12/20/2030 (5)	2,040,667	2,060,993
Class B, (Series 2018-1A), 3.580%, 12/20/2031 (5)	1,015,100	1,027,969

		17,102,728

Total Asset-Backed Securities (identified cost $53,226,390)		53,526,200

Collateralized Mortgage Obligations — 8.1%

Federal Home Loan Mortgage Corporation — 1.7%
2.000%, 1/15/2024, (Series 4295)	426,936	426,655
3.000%, 2/15/2031, (Series 4013)	940,666	975,303
3.000%, 9/15/2032, (Series 4236)	1,408,733	1,435,878
4.000%, 12/15/2038, (Seies 3738)	999,662	1,017,967
4.500%, 8/15/2039, (Series 3778)	591,109	616,585

		4,472,388

Federal National Mortgage Association — 1.1%
3.000%, 6/25/2033	1,539,010	1,593,255
3.000%, 8/25/2040, (Series 2015-15)	1,239,269	1,255,712

		2,848,967

Federal National Mortgage Association — 0.9%
2.500%, 6/25/2029, (Series 2014-34)	830,187	842,266
3.643%, 7/25/2021, (Series 2011-M3)	1,458,477	1,483,572

		2,325,838

Private Sponsor — 4.4%
Banc of America Funding Trust:
Class 1A3, (Series 2007-C), 4.580%, 5/20/2036 (7)	115,517	115,675

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Private Sponsor (continued)
Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	$226,496	$253,157
Chase Mortgage Finance Trust:
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	141,625	150,907
Class A3, (Series 2006-S4), 6.000%, 12/25/2036	189,841	147,382
FREMF Mortgage Trust:
Class B, (Series 2013-K712), 3.408%, 5/25/2045 (5)(7)	2,085,000	2,083,399
Class B, (Series 2013-K713), 3.261%, 4/25/2046 (5)(7)	3,325,000	3,334,370
Class B, (Series 2014-K717), 3.753%, 11/25/2047 (5)(7)	1,750,000	1,797,646
JP Morgan Mortgage Trust:
Class 1A5, (Series 2017-3), 3.500%, 8/25/2047 (5)(7)	961,874	980,338
Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	51,492	49,937
Class 3A1, (Series 2007-A2), 3.984%, 4/25/2037 (7)	11,147	9,861
Class A4, (Series 2019-6), 3.500%, 12/25/2049 (5)(7)	750,000	759,609
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 4.483%, 11/25/2034 (7)	201,191	207,361
OBX 2019-INV1 Trust, Class A8, (Series 2019-INV1), 4.000%, 11/25/2048 (5)(7)	1,131,810	1,167,719
Wells Fargo Mortgage Backed Securities Trust:
Class 2A4, (Series 2006-AR7), 5.088%, 5/25/2036 (7)	76,345	79,439
Class 2A4, (Series 2006-AR8), 4.894%, 4/25/2036 (7)	24,713	25,032
Class A1, (Series 2006-AR19), 4.880%, 12/25/2036 (7)	183,624	182,571

		11,344,403

Total Collateralized Mortgage Obligations (identified cost $20,930,800)		20,991,596

Commercial Mortgage Securities — 5.5%

Government National Mortgage Association — 1.4%
1.800%, 7/16/2037, (Series 2013-179)	774,757	768,484
2.100%, 4/16/2050, (Series 2016-92)	1,224,755	1,216,255
2.205%, 1/16/2044, (Series 2014-61)	591,739	587,487
2.650%, 2/16/2045, (Series 2015-33)	1,031,063	1,035,743

		3,607,969

Private Sponsor — 4.1%
BANK, Class A1, (Series 2017-BNK9), 2.322%, 11/15/2054	1,803,835	1,812,564
Citigroup Commercial Mortgage Trust, Class A1, (Series 2017-P7), 2.008%, 4/14/2050	626,719	626,118
Great Wolf Trust, Class B, (Series 2017-WOLF), 3.295% (LIBOR 1 Month + 110 basis points), 9/15/2034 (5)(7)	2,000,000	2,000,874

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2019

Schedules of Investments

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Commercial Mortgage Securities (continued)

Private Sponsor (continued)
GS Mortgage Securities Trust, Class A4, (Series 2011-GC3), 4.753%, 3/10/2044 (5)	$699,017	$715,407
Morgan Stanley BAML Trust, Class A1, (Series 2016-C30), 1.389%, 9/15/2049	1,072,744	1,064,878
RAIT Trust, Class A, (Series 2017-FL7), 3.145% (LIBOR 1 Month + 95 basis points), 6/15/2037 (acquisition cost - $268,012; acquired 6/13/2017) (5)(7)	268,012	267,957
SLIDE, Class B, (Series 2018-FUN), 3.446% (LIBOR 1 Month + 125 basis points), 6/15/2031 (5)(7)	975,392	976,282
UBS Commercial Mortgage Trust, Class A1, (Series 2017-C3), 1.935%, 8/15/2050	1,207,793	1,205,678
WFRBS Commercial Mortgage Trust, Class ASB, (Series 2013-C18), 3.676%, 12/15/2046	1,754,838	1,814,919

		10,484,677

Total Commercial Mortgage Securities (identified cost $14,067,270)		14,092,646

Corporate Bonds & Notes — 49.5%

Aerospace/Defense — 0.6%
General Dynamics Corp., 3.000%, 5/11/2021 (1)	750,000	764,609
United Technologies Corp., 3.100%, 6/1/2022	750,000	774,223

		1,538,832

Auto Manufacturers — 4.6%
American Honda Finance Corp.:
2.391% (LIBOR 3 Month + 21 basis points), 2/12/2021 (7)	1,000,000	1,000,174
2.650%, 2/12/2021 (1)	1,000,000	1,008,976
3.450%, 7/14/2023	1,555,000	1,639,500
Ford Motor Credit Co. LLC, 3.600% (LIBOR 3 Month + 127 basis points), 3/28/2022 (7)	1,000,000	989,884
General Motors Financial Co., Inc.:
2.450%, 11/6/2020	1,000,000	999,929
3.450%, 1/14/2022 (1)	750,000	764,597
3.583% (LIBOR 3 Month + 127 basis points), 10/4/2019 (7)	1,500,000	1,501,185
3.853% (LIBOR 3 Month + 155 basis points), 1/14/2022 (7)	750,000	755,617
PACCAR Financial Corp., 2.650%, 5/10/2022	600,000	612,261
Toyota Motor Corp., 3.183%, 7/20/2021 (1)	740,000	757,592
Toyota Motor Credit Corp.:
3.031% (LIBOR 3 Month + 69 basis points), 1/11/2022 (7)	1,000,000	1,009,234
3.350%, 1/8/2024 (1)	850,000	900,397

		11,939,346

Banks — 21.6%
Australia & New Zealand Banking Group, Ltd., 3.300%, 5/17/2021	500,000	511,444
Bank of America Corp.:
2.328% (LIBOR 3 Month + 63 basis points), 10/1/2021 (1)(7)	750,000	751,362

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
3.283% (LIBOR 3 Month + 100 basis points), 4/24/2023 (7)	$2,000,000	$2,014,208
3.499% (LIBOR 3 Month + 63 basis points), 5/17/2022 (1)(7)	1,000,000	1,022,688
Branch Banking & Trust Co., 2.100%, 1/15/2020	750,000	749,964
Canadian Imperial Bank of Commerce:
2.700%, 2/2/2021	750,000	757,921
3.500%, 9/13/2023 (1)	650,000	688,287
Capital One Financial Corp., 3.050%, 3/9/2022 (1)	1,000,000	1,023,373
Capital One NA, 3.416% (LIBOR 3 Month + 115 basis points), 1/30/2023 (1)(7)	1,000,000	1,007,909
Citigroup, Inc.:
2.350%, 8/2/2021 (1)	520,000	523,490
2.700%, 10/27/2022 (1)	1,000,000	1,017,444
3.235% (LIBOR 3 Month + 96 basis points), 4/25/2022 (1)(7)	1,500,000	1,516,888
Customers Bancorp, Inc., 3.950%, 6/30/2022	2,000,000	1,999,805
Fifth Third Bancorp, 3.650%, 1/25/2024	1,200,000	1,273,102
Goldman Sachs Group, Inc.:
2.350%, 11/15/2021	1,000,000	1,002,051
2.550%, 10/23/2019	1,500,000	1,500,702
3.625%, 1/22/2023 (1)	1,000,000	1,046,621
Home BancShares, Inc., 5.625% (LIBOR 3 Month + 358 basis points), 4/15/2027 (7)	1,000,000	1,047,582
Huntington Bancshares, Inc.:
2.300%, 1/14/2022 (1)	1,144,000	1,149,783
3.150%, 3/14/2021	1,000,000	1,014,770
Independent Bank Group, Inc., 5.875%, 8/1/2024	1,680,000	1,782,263
KeyBank NA:
3.300%, 2/1/2022	1,500,000	1,546,886
3.375%, 3/7/2023	1,000,000	1,044,223
MB Financial Bank NA, 4.000% (LIBOR 3 Month + 187 basis points), 12/1/2027 (7)	2,000,000	2,044,677
Mitsubishi UFJ Financial Group, Inc.:
3.535%, 7/26/2021 (1)	850,000	871,394
3.761%, 7/26/2023	1,000,000	1,057,987
Morgan Stanley:
2.625%, 11/17/2021 (1)	1,250,000	1,263,478
3.458% (LIBOR 3 Month + 118 basis points), 1/20/2022 (7)	645,000	651,443
National Australia Bank, Ltd.:
2.500%, 1/12/2021	1,400,000	1,410,101
2.625%, 7/23/2020	1,000,000	1,005,678
Peapack Gladstone Financial Corp., 6.000% (LIBOR 3 Month + 485 basis points), 6/30/2026 (7)	500,000	513,066
PNC Bank NA:
2.528% (LIBOR 3 Month + 25 basis points), 1/22/2021 (1)(7)	750,000	750,442
3.500%, 6/8/2023 (1)	1,000,000	1,055,464
PNC Financial Services Group, Inc., 4.375%, 8/11/2020 (1)	950,000	971,070
Regions Bank, 2.699% (LIBOR 3 Month + 38 basis points), 4/1/2021 (1)(7)	1,000,000	998,610
Renasant Corp., 5.000% (LIBOR 3 Month + 384 basis points), 9/1/2026 (7)	825,000	840,063

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
Royal Bank of Canada:
2.578% (LIBOR 3 Month + 30 basis points), 7/22/2020 (7)	$1,000,000	$1,001,807
2.750%, 2/1/2022 (1)	400,000	408,704
State Street Corp., 1.950%, 5/19/2021 (1)	1,000,000	1,000,286
SunTrust Bank:
2.250%, 1/31/2020	1,000,000	999,904
3.502% (LIBOR 3 Month + 59 basis points), 8/2/2022 (1)(7)	750,000	767,911
3.689% (LIBOR 3 Month + 74 basis points), 8/2/2024 (1)(7)	700,000	738,124
Toronto-Dominion Bank:
2.125%, 4/7/2021 (1)	1,000,000	1,003,362
2.359% (LIBOR 3 Month + 15 basis points), 8/7/2020 (7)	2,000,000	2,001,919
3.250%, 3/11/2024 (1)	1,000,000	1,052,730
U.S. Bank NA:
2.050%, 10/23/2020	1,000,000	1,001,736
2.500% (FEDL 1 Month + 38 basis points), 1/30/2020 (7)	1,000,000	1,000,629
United Community Banks, Inc., 4.500% (LIBOR 3 Month + 212 basis points), 1/30/2028 (7)	1,000,000	1,029,991
Wells Fargo & Co.:
2.625%, 7/22/2022 (1)	1,000,000	1,017,229
3.393% (LIBOR 3 Month + 111 basis points), 1/24/2023 (7)	1,000,000	1,012,137
Westpac Banking Corp.:
2.500%, 6/28/2022 (1)	500,000	508,475
2.615% (LIBOR 3 Month + 34 basis points), 1/25/2021 (7)	750,000	751,057
2.800%, 1/11/2022 (1)	1,000,000	1,022,532

		55,744,772

Chemicals — 0.2%
DuPont de Nemours, Inc., 3.766%, 11/15/2020 (1)	425,000	433,879

Computers — 1.8%
Apple, Inc.:
2.400%, 5/3/2023 (1)	1,500,000	1,532,642
3.450%, 5/6/2024 (1)	1,500,000	1,607,705
Dell International LLC, 4.420%, 6/15/2021 (1)(5)	1,000,000	1,031,613
IBM Credit LLC, 3.450%, 11/30/2020	550,000	559,655

		4,731,615

Cosmetics/Personal Care — 0.8%
Colgate-Palmolive Co., 2.250%, 11/15/2022	1,300,000	1,317,850
Procter & Gamble Co., 2.150%, 8/11/2022	775,000	784,588

		2,102,438

Diversified Financial Services — 1.9%
American Express Co., 3.400%, 2/22/2024 (1)	1,000,000	1,055,314
American Express Credit Corp.:
2.375%, 5/26/2020	1,000,000	1,001,397
2.700%, 3/3/2022 (1)	1,500,000	1,530,401
2.600%, 9/14/2020	750,000	754,257

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Diversified Financial Services (continued)
Capital One Financial Corp., 3.200%, 1/30/2023 (1)	$500,000	$514,990

		4,856,359

Electric — 0.3%
American Electric Power Co., Inc., 2.150%, 11/13/2020	750,000	750,890

Healthcare-Services — 0.8%
Anthem, Inc., 2.500%, 11/21/2020	600,000	603,163
UnitedHealth Group, Inc., 2.875%, 3/15/2023 (1)	1,500,000	1,544,237

		2,147,400

Insurance — 0.2%
Allstate Corp., 2.760% (LIBOR 3 Month + 43 basis points), 3/29/2021 (7)	500,000	500,698

Machinery-Construction & Mining — 1.2%
Caterpillar Financial Services Corp.:
3.150%, 9/7/2021 (1)	775,000	795,483
3.450%, 5/15/2023 (1)	2,110,000	2,219,824

		3,015,307

Machinery-Diversified — 0.9%
John Deere Capital Corp.:
2.800%, 3/6/2023 (1)	750,000	772,250
3.200%, 1/10/2022 (1)	1,500,000	1,545,292

		2,317,542

Media — 2.4%
Comcast Corp.:
2.750%, 3/1/2023 (1)	1,500,000	1,541,770
3.300%, 10/1/2020 (1)	1,000,000	1,014,710
3.700%, 4/15/2024 (1)	1,000,000	1,071,487
Discovery Communications LLC, 2.200%, 9/20/2019	2,000,000	1,999,702
TWDC Enterprises 18 Corp., 1.950%, 3/4/2020 (1)	500,000	500,102

		6,127,771

Oil & Gas — 2.9%
BP Capital Markets PLC, 2.500%, 11/6/2022 (1)	1,250,000	1,268,706
Equinor ASA, 2.450%, 1/17/2023	1,000,000	1,016,400
Exxon Mobil Corp., 2.397%, 3/6/2022 (1)	850,000	864,326
Occidental Petroleum Corp., 2.700%, 8/15/2022 (1)	2,000,000	2,019,469
Phillips 66, 2.732% (LIBOR 3 Month + 60 basis points), 2/26/2021 (7)	1,200,000	1,200,052
Shell International Finance BV, 3.500%, 11/13/2023 (1)	1,000,000	1,064,693

		7,433,646

Pharmaceuticals — 0.8%
AbbVie, Inc., 3.750%, 11/14/2023 (1)	500,000	527,613
CVS Health Corp., 3.350%, 3/9/2021	1,500,000	1,529,922

		2,057,535

Pipelines — 1.1%
Energy Transfer Operating LP, 3.600%, 2/1/2023 (1)	1,000,000	1,029,360
Kinder Morgan Energy Partners LP, 3.500%, 9/1/2023	1,903,000	1,978,752

		3,008,112

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2019

Schedules of Investments

Short-Term Income Fund (continued)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes (continued)

Retail — 1.8%
Lowe’s Cos., Inc., 2.873% (LIBOR 3 Month + 42 basis points), 9/10/2019 (7)	$815,000	$815,085
Walmart, Inc.:
3.300%, 4/22/2024	1,500,000	1,592,828
3.400%, 6/26/2023 (1)	2,275,000	2,409,870

		4,817,783

Savings & Loans — 1.2%
Flagstar Bancorp, Inc., 6.125%, 7/15/2021	1,000,000	1,054,413
New York Community Bancorp, Inc., 5.900% (LIBOR 3 Month + 278 basis points), 11/6/2028 (1)(7)	2,000,000	2,108,231

		3,162,644

Semiconductors — 0.4%
Intel Corp., 2.450%, 7/29/2020	1,000,000	1,004,707

Software — 1.6%
Microsoft Corp.:
1.850%, 2/6/2020 (1)	1,000,000	999,340
2.875%, 2/6/2024 (1)	1,500,000	1,571,395
Oracle Corp.:
1.900%, 9/15/2021 (1)	525,000	525,128
2.500%, 5/15/2022	1,000,000	1,015,114

		4,110,977

Telecommunications — 2.0%
AT&T, Inc.:
3.000%, 2/15/2022 (1)	1,000,000	1,022,794
3.900%, 3/11/2024 (1)	1,000,000	1,068,143
Verizon Communications, Inc.:
3.125%, 3/16/2022	400,000	412,051
3.450%, 3/15/2021	500,000	511,635
4.150%, 3/15/2024	1,250,000	1,356,991
3.410% (LIBOR 3 Month + 100 basis points), 3/16/2022 (7)	750,000	762,196

		5,133,810

Transportation — 0.4%
Union Pacific Corp., 2.950%, 3/1/2022 (1)	1,000,000	1,024,662

Total Corporate Bonds & Notes (identified cost $125,251,468)		127,960,725

Mutual Funds — 0.4%
Eaton Vance Institutional Senior Loan Fund, Open-end Cayman Islands Exempted Co. (10)	110,732	979,982

Total Mutual Funds (identified cost $995,329)		979,982

U.S. Government & U.S. Government Agency Obligations — 10.7%

Federal Home Loan Mortgage Corporation — 0.4%
2.375%, 2/16/2021	$1,000,000	1,011,284

Federal National Mortgage Association — 0.8%
1.500%, 6/22/2020	1,000,000	997,171
2.500%, 4/13/2021	1,000,000	1,015,092

		2,012,263

U.S. Treasury Bonds & Notes — 9.5%
1.625%, 3/15/2020	2,000,000	1,997,383
1.875%, 2/28/2022	500,000	504,981

Description	Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations (continued)

U.S. Treasury Bonds & Notes (continued)
2.000%, 5/31/2021	$1,500,000	$1,511,074
2.125%, 12/31/2022	2,000,000	2,045,625
2.125%, 2/29/2024	1,000,000	1,030,742
2.250%, 3/31/2021	1,200,000	1,211,859
2.250%, 1/31/2024	1,000,000	1,035,488
2.375%, 4/15/2021	2,000,000	2,024,492
2.625%, 7/15/2021	1,000,000	1,019,668
2.625%, 2/28/2023	1,250,000	1,300,781
2.625%, 12/31/2023 (1)	1,500,000	1,575,733
2.750%, 8/15/2021	2,000,000	2,046,406
2.750%, 7/31/2023	2,000,000	2,100,274
2.750%, 8/31/2023	1,750,000	1,839,722
2.750%, 11/15/2023	1,500,000	1,581,270
2.875%, 9/30/2023	750,000	793,110
2.875%, 10/31/2023 (1)	1,000,000	1,058,535

		24,677,143

Total U.S. Government & U.S. Government Agency Obligations (identified cost $27,128,447)		27,700,690

U.S. Government Agency-Mortgage Securities — 1.5%

Federal Home Loan Mortgage Corporation — 0.8%
3.000%, 12/9/2022	2,000,000	2,095,448

Federal National Mortgage Association — 0.7%
2.490%, 11/1/2020	893,738	892,323
3.500%, 4/1/2026	74,821	77,534
4.000%, 11/1/2031	338,016	358,339
5.500%, 11/1/2033	94,215	106,146
5.500%, 2/1/2034	70,274	79,535
5.500%, 8/1/2037	155,657	176,089
10.000%, 7/1/2020	1,850	1,859

		1,691,825

Government National Mortgage Association — 0.0%
7.500%, 8/15/2037	12,660	12,951
9.000%, 12/15/2019	19	18

		12,969

Total U.S. Government Agency-Mortgage Securities (identified cost $3,705,304)		3,800,242

Short-Term Investments — 15.8%

Certificates of Deposit — 1.9%
Bank of Nova Scotia:
2.563% (LIBOR 3 Month + 22 basis points), 12/23/2019 (7)	750,000	749,858
2.590% (U.S. Federal Funds Effective Rate (continuous series) + 47 basis points), 12/12/2019 (7)	350,000	349,967
Mizuho Bank, Ltd., 2.729% (LIBOR 3 Month + 38 basis points), 6/25/2020 (7)	1,000,000	999,674
MUFG Bank, Ltd., 2.747% (LIBOR 3 Month + 46 basis points), 2/4/2021 (7)	1,500,000	1,500,000
Sumitomo Mitsui Banking Corp., 2.703% (LIBOR 3 Month + 42 basis points), 7/24/2020 (7)	1,250,000	1,250,000

		4,849,499

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Short-Term Income Fund (continued)

Description	Shares	Value
Short-Term Investments (continued)

Collateral Pool Investments for Securities on Loan — 12.5%

Collateral pool allocation (3)		$32,406,363

Mutual Funds — 1.4%
BMO Institutional Prime Money Market Fund — Premier Class, 2.097% (4)	3,541,416	3,541,770

Total Short-Term Investments (identified cost $40,797,618)		40,797,632

Total Investments — 112.2% (identified cost $286,102,626)		289,849,713
Other Assets and Liabilities — (12.2)%		(31,502,387)

Total Net Assets — 100.0%		$258,347,326

Intermediate Tax-Free Fund*

Description	Principal Amount	Value
Municipals — 100.3%

Alabama — 2.9%
Black Belt Energy Gas District, 4.000, 12/01/2025, Call 9/1/2025 (7)	$6,500,000	$7,370,675
Health Care Authority for Baptist Health, 1.810, 11/01/2042, Call 9/3/2019 (7)	8,175,000	8,175,000
Southeast Alabama Gas Supply District, 2.344, (LIBOR 1 Month), 6/01/2024, Call 3/1/2024 (7)	7,000,000	6,939,800
Other Securities	30,415,000	33,248,251

		55,733,726

Alaska — 0.4%
Other Securities	6,850,000	7,755,569

Arizona — 2.6%
Chandler Industrial Development Authority, 5.000, 6/03/2024 (7)	5,000,000	5,803,000
Other Securities	40,915,000	44,507,761

		50,310,761

Arkansas — 0.7%
Other Securities	12,705,000	13,633,414

California — 7.0%
San Francisco City & County Airport Comm-San Francisco International Airport
5.000%, 5/01/2039, Call 5/1/2029 (8)	4,900,000	6,111,133
5.000%, 5/01/2040, Call 5/1/2029 (8)	5,335,000	6,631,405
5.000%, 5/01/2044, Call 5/1/2029	5,500,000	6,783,700
State of California, 5.000, 4/01/2036, Call 4/1/2029	4,500,000	5,847,075

Description	Principal Amount	Value
Municipals (continued)

California (continued)
Other Securities	$108,390,000	$108,039,336

		133,412,649

Colorado — 3.4%
Adams & Arapahoe Joint School District 28J Aurora, SAW, 5.000, 12/01/2031, Call 12/1/2026	5,000,000	6,235,700
City & County of Denver, 5.000, 8/01/2041, Call 8/1/2026	8,000,000	9,643,280
City & County of Denver Airport System Revenue
5.000%, 11/15/2029, Call 11/15/2027	4,945,000	6,210,079
5.000%, 11/15/2030, Call 11/15/2027	5,010,000	6,254,885
Other Securities	33,470,000	37,682,994

		66,026,938

Connecticut — 1.6%
Other Securities	25,905,000	31,069,456

Delaware — 0.4%
Other Securities	6,795,000	7,614,321

District of Columbia — 0.4%
Other Securities	6,365,000	7,338,610

Florida — 5.4%
County of Orange Sales Tax Revenue, 5.000, 1/01/2027, Call 1/1/2022	5,810,000	6,315,528
Florida Development Finance Corp., 1.900, 3/17/2020 (7)	10,770,000	10,773,446
Sarasota County Public Hospital District, 5.000, 7/01/2041, Call 7/1/2028	5,000,000	6,085,950
Other Securities	72,225,000	80,787,507

		103,962,431

Georgia — 4.8%
Main Street Natural Gas, Inc.
2.244%, (LIBOR 1 Month), 9/01/2023, Call 6/1/2023 (7)	7,000,000	7,043,750
4.000%, 12/02/2024, Call 9/1/2024 (7)	6,000,000	6,824,700
Other Securities	70,310,000	77,263,245

		91,131,695

Guam — 0.1%
Other Securities	2,310,000	2,668,923

Hawaii — 0.1%
Other Securities	1,000,000	1,138,490

Idaho — 0.1%
Other Security	1,000,000	1,149,420

Illinois — 18.3%
City of Chicago
5.000%, 1/01/2039, Call 1/1/2029	6,500,000	7,485,660
5.000%, 1/01/2040, Call 1/1/2029	10,900,000	12,520,285

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2019

Schedules of Investments

Intermediate Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

Illinois (continued)
6.000%, 1/01/2038, Call 1/1/2027	$10,000,000	$12,004,400
Illinois Finance Authority
5.000%, 5/15/2043, Call 11/15/2028	5,000,000	6,023,800
5.000%, 1/01/2044, Call 1/1/2028	5,000,000	5,816,950
Illinois State Toll Highway Authority
5.000%, 12/01/2032, Call 1/1/2026	7,790,000	9,302,428
5.000%, 1/01/2044, Call 7/1/2029	7,000,000	8,669,570
Sales Tax Securitization Corp., 5.250, 1/01/2043, Call 1/1/2029	5,000,000	5,968,900
State of Illinois
5.000%, 6/01/2020	9,900,000	10,139,481
5.000%, 11/01/2025	7,000,000	8,027,460
5.000%, 2/01/2027	5,000,000	5,854,350
5.000%, 10/01/2028	4,700,000	5,629,425
5.000%, 11/01/2029, Call 11/1/2027	5,000,000	5,830,100
5.000%, 6/15/2034, Call 6/15/2028	5,000,000	5,787,950
Other Securities	218,482,593	241,312,136

		350,372,895

Indiana — 2.0%
Other Securities	34,460,000	38,183,530

Iowa — 0.7%
Other Securities	11,270,000	12,991,997

Kansas — 0.2%
Other Securities	2,800,000	2,925,822

Kentucky — 1.0%
Other Securities	16,900,000	19,860,625

Louisiana — 1.1%
Other Securities	18,935,000	20,330,534

Maine — 0.5%
Other Securities	7,985,000	8,944,430

Maryland — 0.4%
Other Securities	7,305,000	7,841,715

Massachusetts — 1.6%
Massachusetts Bay Transportation Authority, 5.000, 7/01/2046, Call 7/1/2027	4,465,000	5,444,174
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 5.000, 1/01/2023, Call 1/1/2023 (7)	5,000,000	5,610,600
Other Securities	16,370,000	18,751,023

		29,805,797

Michigan — 3.6%
Other Securities	60,185,000	68,285,093

Minnesota — 0.5%
Other Securities	9,039,858	9,297,329

Description	Principal Amount	Value
Municipals (continued)

Mississippi — 0.9%
Other Securities	$15,890,000	$18,077,818

Missouri — 1.9%
Other Securities	32,815,000	36,430,872

Nebraska — 0.3%
Other Securities	5,620,000	5,981,263

Nevada — 0.7%
Las Vegas Valley Water District, 5.000, 6/01/2028, Call 6/1/2022	5,115,000	5,638,162
Other Securities	7,200,000	8,623,756

		14,261,918

New Hampshire — 0.2%
Other Securities	4,600,000	4,714,246

New Jersey — 3.5%
New Jersey Transportation Trust Fund Authority
New Jersey Transportation Trust Fund Authority, 5.000, 6/15/2032, Call 12/15/2024	5,000,000	5,681,100
BAM TCRs
5.000%, 6/15/2028, Call 6/15/2022	5,000,000	5,457,350
5.250%, 6/15/2033, Call 6/15/2023	5,635,000	6,320,160
Other Securities	45,355,000	49,977,007

		67,435,617

New Mexico — 0.5%
Other Securities	8,868,561	9,728,026

New York — 6.2%
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 11/01/2024, Call 11/1/2022	5,715,000	6,418,459
5.000%, 8/01/2036, Call 8/1/2028	5,555,000	7,035,241
New York City Water & Sewer System, 1.370, 6/15/2039, Call 9/6/2019 (7)	7,000,000	7,000,000
New York State Dormitory Authority, 5.000, 3/15/2027, Call 3/15/2022	7,555,000	8,295,314
Other Securities	80,405,000	89,849,934

		118,598,948

North Carolina — 0.6%
Other Securities	10,365,000	11,321,498

North Dakota — 1.4%
Other Securities	25,085,000	26,881,260

Ohio — 2.8%
Other Securities	49,145,000	53,565,386

Oklahoma — 0.6%
Other Securities	10,865,000	11,762,283

Oregon — 0.6%
Other Securities	11,905,000	12,337,715

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

Pennsylvania — 3.3%
Pennsylvania Turnpike Commission, 5.000, 6/01/2042, Call 6/1/2027	$5,450,000	$6,449,203
Other Securities	49,440,000	55,946,196

		62,395,399

Rhode Island — 0.4%
Other Securities	7,795,000	8,248,380

South Carolina — 1.3%
Patriots Energy Group Financing Agency, 2.354, (LIBOR 1 Month), 2/01/2024, Call 11/1/2023 (7)	8,000,000	8,009,600
Other Securities	15,805,000	17,582,102

		25,591,702

South Dakota — 0.7%
Other Securities	12,530,000	13,406,689

Tennessee — 1.3%
Knox County Health Educational & Housing Facility Board, 5.000, 1/01/2042, Call 1/1/2027	5,815,000	6,905,836
Tennessee Energy Acquisition Corp., 5.000, 2/01/2023	5,310,000	5,893,463
Other Securities	11,040,000	11,730,527

		24,529,826

Texas — 6.4%
City of Houston Airport System Revenue, 5.000, 7/01/2038, Call 7/1/2028	5,000,000	6,230,450
North Texas Tollway Authority, 5.000, 1/01/2048, Call 1/1/2028	5,000,000	6,065,000
Other Securities	98,250,000	110,436,634

		122,732,084

U. S. Virgin Islands — 0.2%
Other Securities	3,320,000	3,728,844

Utah — 0.6%
Other Securities	10,510,000	11,411,961

Vermont — 0.0%
Other Securities	810,000	851,747

Virginia — 0.7%
Other Securities	12,670,000	14,056,425

Washington — 1.9%
FYI Properties, 5.000, 6/01/2031, Call 6/1/2028	5,000,000	6,338,350
Spokane County School District No 81 Spokane, School Bond Gty, 5.000, 12/01/2036, Call 6/1/2029	5,000,000	6,439,300
Other Securities	20,810,000	23,719,273

		36,496,923

Description	Principal Amount	Value
Municipals (continued)

West Virginia — 0.5%
Other Securities	$8,435,000	$10,259,344

Wisconsin — 2.9%
Wisconsin Health & Educational Facilities Authority, 5.000, 8/15/2032, Call 8/15/2022	5,000,000	5,560,850
Other Securities	48,815,000	49,481,239

		55,042,089

Wyoming — 0.1%
Other Security	1,000,000	1,056,790

Total Municipals (identified cost $1,806,919,552)		1,922,691,223

Short-Term Investments — 0.0%

Repurchase Agreements — 0.0%
Other Security	175,593	175,593

Total Short-Term Investments (identified cost $175,593)		175,593

Total Investments — 100.3% (identified cost $1,807,095,145)		1,922,866,816
Other Assets — (0.3)%		(5,202,964)

Net Assets — 100.0%		$1,917,663,852

Strategic Income Fund

Description	Principal Amount	Value
Asset-Backed Securities — 0.2%

Federal Home Loan Mortgage Corporation — 0.2%
2.275% (LIBOR 1 Month + 13 basis points), 8/25/2031, (Series T-32) (7)	$177,026	$176,348

Total Asset-Backed Securities (identified cost $177,026)		176,348

Collateralized Mortgage Obligations — 14.5%

Federal National Mortgage Association — 0.5%
2.545% (LIBOR 1 Month + 40 basis points), 4/25/2034, (Series 2004-25) (7)	120,657	120,956
4.000%, 3/25/2041, (Series 2012-21)	212,820	223,890

		344,846

Private Sponsor — 14.0%
Alternative Loan Trust, Class 1A1, (Series 2004-24CB), 6.000%, 11/25/2034	606,749	633,986
Banc of America Funding Trust, Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	226,496	253,157
Chase Mortgage Finance Trust:
Class 7A1, (Series 2007-A2), 3.771%, 7/25/2037 (7)	352,927	321,039
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	424,874	452,720
ChaseFlex Trust , Class 4A3, (Series 2005-2), 6.000%, 5/25/2020	28,202	27,524

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2019

Schedules of Investments

Strategic Income Fund (continued)

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Private Sponsor (continued)
FREMF Mortgage Trust:
Class B, (Series 2019-K91), 4.397%, 4/25/2051 (5)(7)	$1,000,000	$1,100,480
Class B, (Series 2019-K95), 4.053%, 6/25/2029 (acquisition cost - $1,044,594; acquired 8/1/2019) (5)	1,000,000	1,073,524
Class C, (Series 2018-K77), 4.302%, 5/25/2051 (5)(7)	1,000,000	1,061,653
GSR Mortgage Loan Trust, Class 2A4, (Series 2007-1F), 5.500%, 1/25/2037	101,249	113,163
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 4.483%, 11/25/2034 (7)	371,193	382,576
Residential Asset Securitization Trust, Class A4, (Series 2005-A8CB), 5.500%, 7/25/2035	630,630	561,594
RFMSI Trust, Class A2, (Series 2006-S4), 6.000%, 4/25/2036	394,570	394,198
Structured Adjustable Rate Mortgage Loan Trust, Class 1A2, (Series 2004-18), 4.248%, 12/25/2034 (7)	411,944	404,160
Wells Fargo Mortgage Backed Securities Trust:
Class 1A2, (Series 2006-6), 5.750%, 5/25/2036	225,579	223,064
Class 1A9, (Series 2007-8), 6.000%, 7/25/2037	1,975,796	2,012,683
Class 2A6, (Series 2007-8), 6.000%, 7/25/2037	482,248	487,630
Class A1, (Series 2006-AR19), 4.880%, 12/25/2036 (7)	485,503	482,718
Class A1, (Series 2007-15), 6.000%, 11/25/2037	418,701	430,475
Class A6, (Series 2007-7), 6.000%, 6/25/2037	248,040	250,874
Class A8, (Series 2007-11), 6.000%, 8/25/2037	284,286	291,051

		10,958,269

Total Collateralized Mortgage Obligations (identified cost $10,937,205)		11,303,115

Commercial Mortgage Securities — 3.8%

Private Sponsor — 3.8%
BANK, Class A4, (Series 2018-BN15), 4.407%, 11/15/2061 (7)	750,000	882,817
UBS-Barclays Commercial Mortgage Trust, Class B, (Series 2013-C6), 3.875%, 4/10/2046 (5)(7)	2,000,000	2,096,073

Total Commercial Mortgage Securities (identified cost $2,770,441)		2,978,890

Corporate Bonds & Notes — 69.7%

Agriculture — 2.8%
Altria Group, Inc., 5.950%, 2/14/2049 (1)	500,000	642,818

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Agriculture (continued)
Bunge, Ltd. Finance Corp., 4.350%, 3/15/2024 (1)	$1,000,000	$1,068,210
Imperial Brands Finance PLC, 3.500%, 7/26/2026 (1)(5)	500,000	513,290

		2,224,318

Apparel — 0.7%
Marvell Technology Group, Ltd., 4.875%, 6/22/2028	500,000	564,620

Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC, 4.134%, 8/4/2025 (1)	445,000	448,825

Banks — 1.3%
Banco Nacional de Costa Rica, 6.250%, 11/1/2023 (1)(5)	1,000,000	1,056,150

Chemicals — 4.9%
Braskem Netherlands Finance BV, 4.500%, 1/10/2028 (1)(5)	500,000	500,975
CF Industries, Inc., 3.450%, 6/1/2023 (1)	450,000	461,867
Mexichem SAB de C.V., 5.500%, 1/15/2048 (5)	1,000,000	1,026,260
OCP SA, 4.500%, 10/22/2025 (1)(5)	750,000	797,412
Starfruit Finco BV, 8.000%, 10/1/2026 (1)(5)	500,000	490,000
Syngenta Finance NV, 4.892%, 4/24/2025 (1)(5)	500,000	531,039

		3,807,553

Commercial Services — 2.8%
Refinitiv US Holdings, Inc., 8.250%, 11/15/2026 (5)	750,000	845,625
United Rentals North America, Inc., 5.500%, 5/15/2027 (1)	750,000	807,570
Weight Watchers International, Inc., 8.625%, 12/1/2025 (5)	500,000	503,750

		2,156,945

Computers — 2.0%
Dell International LLC, 5.300%, 10/1/2029 (5)	750,000	813,364
Seagate HDD Cayman, 4.875%, 6/1/2027	750,000	772,391

		1,585,755

Cosmetics/Personal Care — 0.9%
Coty, Inc., 6.500%, 4/15/2026 (1)(5)	750,000	710,625

Diversified Financial Services — 2.5%
Ally Financial, Inc., 5.750%, 11/20/2025	400,000	459,500
Cantor Fitzgerald LP, 4.875%, 5/1/2024 (5)	500,000	530,293
GE Capital International Funding Co. Unlimited Co., 3.373%, 11/15/2025 (1)	500,000	506,897
Synchrony Financial, 4.375%, 3/19/2024	400,000	427,487

		1,924,177

Electric — 0.7%
Abu Dhabi National Energy Co. PJSC, 4.375%, 4/23/2025 (5)	500,000	542,505

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Strategic Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Electronics — 0.9%
Diamond Offshore Drilling, Inc., 7.875%, 8/15/2025 (1)	$750,000	$693,975

Food — 2.0%
Albertsons Cos. LLC, 5.750%, 3/15/2025	500,000	515,000
Minerva Luxembourg SA, 6.500%, 9/20/2026 (5)	500,000	519,375
Post Holdings, Inc., 5.000%, 8/15/2026 (5)	500,000	523,125

		1,557,500

Forest Products & Paper — 1.1%
Suzano Austria GmbH, 7.000%, 3/16/2047 (5)	750,000	872,902

Healthcare-Products — 0.7%
Mallinckrodt International Finance SA, 4.875%, 4/15/2020 (1)(5)	750,000	586,875

Healthcare-Services — 1.8%
Catalent Pharma Solutions, Inc., 4.875%, 1/15/2026 (5)	634,000	646,680
Centene Corp., 6.125%, 2/15/2024	750,000	786,937

		1,433,617

Home Builders — 1.2%
Beazer Homes USA, Inc., 5.875%, 10/15/2027	1,000,000	952,500

Home Furnishings — 0.9%
Whirlpool Corp., 4.750%, 2/26/2029 (1)	650,000	732,005

Investment Companies — 0.7%
Owl Rock Capital Corp., 5.250%, 4/15/2024	500,000	525,743

Iron/Steel — 1.3%
ArcelorMittal, 4.550%, 3/11/2026 (1)	750,000	786,697
United States Steel Corp., 6.875%, 8/15/2025 (1)	250,000	238,513

		1,025,210

Media — 5.0%
Altice Finco SA, 7.625%, 2/15/2025 (5)	800,000	827,000
Discovery Communications LLC, 3.950%, 3/20/2028 (1)	700,000	735,425
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (5)	750,000	795,000
Time Warner Cable LLC, 4.500%, 9/15/2042 (1)	1,000,000	994,576
Viacom, Inc., 4.375%, 3/15/2043 (1)	500,000	531,228

		3,883,229

Mining — 3.9%
Glencore Funding LLC, 4.625%, 4/29/2024 (5)	500,000	530,725
Hudbay Minerals, Inc., 7.250%, 1/15/2023 (1)(5)	750,000	777,075

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Mining (continued)
Kinross Gold Corp.:
4.500%, 7/15/2027 (1)	$825,000	$866,250
6.875%, 9/1/2041	750,000	882,675

		3,056,725

Miscellaneous Manufacturing — 1.7%
Trinity Industries, Inc., 4.550%, 10/1/2024 (1)	1,300,000	1,311,057

Oil & Gas — 4.8%
Aker BP ASA, 6.000%, 7/1/2022 (1)(5)	250,000	257,625
Gulfport Energy Corp., 6.000%, 10/15/2024 (1)	350,000	256,375
Oasis Petroleum, Inc., 6.875%, 3/15/2022	300,000	280,500
PBF Holding Co. LLC, 7.250%, 6/15/2025 (1)	750,000	779,745
Petroleos Mexicanos, 5.350%, 2/12/2028 (1)	1,000,000	949,500
W&T Offshore, Inc., 9.750%, 11/1/2023 (5)	700,000	679,000
Whiting Petroleum Corp., 6.625%, 1/15/2026 (1)	750,000	546,525

		3,749,270

Oil & Gas Services — 0.5%
Nine Energy Service, Inc., 8.750%, 11/1/2023 (5)	400,000	363,000

Pharmaceuticals — 3.2%
Mylan, Inc., 5.200%, 4/15/2048 (1)	700,000	766,750
Teva Pharmaceutical Finance Netherlands III BV:
4.100%, 10/1/2046 (1)	1,300,000	840,125
6.000%, 4/15/2024 (1)	1,000,000	906,250

		2,513,125

Pipelines — 3.5%
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027 (1)	625,000	692,188
Enable Midstream Partners LP, 4.950%, 5/15/2028 (1)	500,000	531,075
EQM Midstream Partners LP, 4.000%, 8/1/2024	500,000	493,434
Sunoco Logistics Partners Operations LP, 5.400%, 10/1/2047	900,000	1,005,043

		2,721,740

Private Equity — 1.0%
Icahn Enterprises LP, 5.875%, 2/1/2022	750,000	765,000

Real Estate Investment Trusts — 1.3%
SBA Communications Corp., 4.875%, 9/1/2024 (1)	500,000	519,375
Senior Housing Properties Trust, 4.750%, 2/15/2028 (1)	500,000	501,856

		1,021,231

Retail — 3.1%
Beacon Roofing Supply, Inc., 4.875%, 11/1/2025 (1)(5)	450,000	445,500
L Brands, Inc.:
6.950%, 3/1/2033 (1)	1,000,000	805,000
7.600%, 7/15/2037	500,000	430,000

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2019

Schedules of Investments

Strategic Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Retail (continued)
New Red Finance, Inc., 4.250%, 5/15/2024 (1)(5)	$250,000	$258,690
Party City Holdings, Inc., 6.125%, 8/15/2023 (1)(5)	500,000	501,250

		2,440,440

Semiconductors — 0.8%
Broadcom, Inc., 4.750%, 4/15/2029 (5)	600,000	632,523

Software — 1.0%
VMware, Inc., 3.900%, 8/21/2027 (1)	750,000	766,821

Sovereign — 3.6%
Argentine Republic Government International Bond, 5.875%, 1/11/2028	250,000	95,000
Costa Rica Government International Bond, 5.625%, 4/30/2043 (5)	800,000	711,208
Export Credit Bank of Turkey, 5.000%, 9/23/2021 (5)	450,000	437,337
Ivory Coast Government International Bond, 6.125%, 6/15/2033 (5)	750,000	710,576
Oman Sovereign Sukuk SAOC, 4.397%, 6/1/2024 (5)	500,000	503,132
Zambia Government International Bond, 8.970%, 7/30/2027 (5)	500,000	336,250

		2,793,503

Telecommunications — 4.3%
CommScope, Inc., 5.500%, 6/15/2024 (1)(5)	1,000,000	951,250
Netflix, Inc., 4.875%, 4/15/2028	500,000	524,375
Sprint Communications, Inc., 6.000%, 11/15/2022 (1)	500,000	533,435
Telecom Italia SpA, 5.303%, 5/30/2024 (1)(5)	600,000	644,250
Turk Telekomunikasyon AS, 4.875%, 6/19/2024 (5)	750,000	713,304

		3,366,614

Toys/Games/Hobbies — 0.9%
Mattel, Inc., 2.350%, 8/15/2021	750,000	725,625

Transportation — 0.3%
Pacific National Finance Pty, Ltd., 4.625%, 9/23/2020 (5)	250,000	254,950

Trucking & Leasing — 1.0%
Fly Leasing, Ltd., 6.375%, 10/15/2021	750,000	765,937

Total Corporate Bonds & Notes (identified cost $53,506,688)		54,532,590

U.S. Government Agency-Mortgage Securities — 8.1%

Federal Home Loan Mortgage Corporation — 1.5%
3.500%, 4/1/2042	64,553	67,905
4.000%, 12/1/2040	303,256	324,375
4.500%, 9/1/2031	277,845	298,135

Description	Shares or Principal Amount	Value
U.S. Government Agency-Mortgage Securities (continued)

Federal Home Loan Mortgage Corporation (continued)
4.500%, 7/1/2040	$21,777	$23,610
5.000%, 12/1/2022	44,580	46,127
5.000%, 1/1/2040	185,807	205,101
5.500%, 10/1/2021	34,650	35,282
5.500%, 7/1/2035	37,728	42,144
6.000%, 12/1/2036	17,006	19,471
6.000%, 12/1/2037	4,759	5,244
7.500%, 4/1/2024	17,325	18,723
7.500%, 4/1/2027	12,469	14,333
8.000%, 8/1/2030	14,929	17,894
8.500%, 9/1/2024	10,591	11,465
9.500%, 2/1/2025	1,053	1,060

		1,130,869

Federal National Mortgage Association — 6.3%
3.000%, 8/1/2032	164,541	170,052
3.500%, 7/1/2032	319,785	333,456
3.500%, 7/1/2038	662,553	687,509
4.000%, 11/1/2031	563,360	597,231
4.000%, 3/1/2041	232,150	248,958
4.500%, 6/1/2042	697,019	755,412
5.500%, 1/1/2023	57,904	62,540
5.500%, 2/1/2036	108,207	122,235
5.500%, 7/1/2036	238,495	269,884
5.500%, 8/1/2037	415,411	469,939
6.000%, 9/1/2021	61,720	62,898
6.000%, 5/1/2039	438,002	502,421
6.500%, 8/1/2030	251,994	280,527
6.500%, 12/1/2031	14,619	16,942
6.500%, 11/1/2037	32,512	37,796
7.000%, 3/1/2029	30,633	35,291
7.000%, 7/1/2029	91,436	103,363
7.000%, 2/1/2030	63,521	70,811
7.500%, 10/1/2030	7,091	7,669
8.000%, 10/1/2028	81,453	90,019
8.000%, 4/1/2030	23,873	28,750

		4,953,703

Government National Mortgage Association — 0.3%
5.000%, 4/15/2034	189,406	209,251
7.000%, 8/15/2031	27,180	31,397
9.500%, 10/15/2024	684	685

		241,333

Total U.S. Government Agency-Mortgage Securities
(identified cost $6,063,301)		6,325,905

Short-Term Investments — 28.5%

Collateral Pool Investments for Securities on Loan — 25.9%

Collateral pool allocation (3)		20,275,719

Mutual Funds — 2.6%
BMO Institutional Prime Money Market Fund — Premier Class, 2.097% (4)	1,992,482	1,992,682

Total Short-Term Investments (identified cost $22,268,393)		22,268,401

Total Investments — 124.8% (identified cost $95,723,054)		97,585,249
Other Assets and Liabilities — (24.8)%		(19,369,317)

Total Net Assets — 100.0%		$78,215,932

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

TCH Corporate Income Fund

Description	Principal Amount	Value
Corporate Bonds & Notes — 93.4%

Aerospace/Defense — 1.3%
Boeing Co., 2.800%, 3/1/2024 (1)	$2,000,000	$2,062,994
Lockheed Martin Corp., 2.500%, 11/23/2020	2,500,000	2,513,963

		4,576,957

Agriculture — 2.5%
BAT Capital Corp., 4.540%, 8/15/2047 (1)	2,750,000	2,762,180
Bunge, Ltd. Finance Corp.:
3.000%, 9/25/2022	1,000,000	1,012,149
3.750%, 9/25/2027	1,800,000	1,858,476
Imperial Brands Finance PLC, 3.500%, 7/26/2026 (1)(5)	1,750,000	1,796,514
Philip Morris International, Inc., 2.900%, 11/15/2021 (1)	1,000,000	1,016,765

		8,446,084

Apparel — 0.3%
Marvell Technology Group, Ltd., 4.875%, 6/22/2028 (1)	1,000,000	1,129,240

Auto Manufacturers — 3.5%
Daimler Finance North America LLC:
2.000%, 7/6/2021 (5)	2,500,000	2,485,115
3.700%, 5/4/2023 (1)(5)	750,000	783,788
Ford Motor Co., 5.291%, 12/8/2046 (1)	2,000,000	1,927,673
Ford Motor Credit Co. LLC:
3.600% (LIBOR 3 Month + 127 basis points), 3/28/2022 (7)	750,000	742,413
4.134%, 8/4/2025 (1)	1,500,000	1,512,893
General Motors Financial Co., Inc.:
4.000%, 1/15/2025	1,000,000	1,029,847
4.350%, 1/17/2027 (1)	1,500,000	1,555,364
Toyota Motor Credit Corp., 3.400%, 4/14/2025	2,000,000	2,149,843

		12,186,936

Banks — 14.2%
Banco Santander SA, 3.901% (LIBOR 3 Month + 156 basis points), 4/11/2022 (7)	2,000,000	2,032,722
Bank of America Corp.:
2.999% (LIBOR 3 Month + 65 basis points), 6/25/2022 (1)(7)	1,000,000	1,004,599
3.824% (LIBOR 3 Month + 158 basis points), 1/20/2028 (1)(7)	2,750,000	2,982,160
Canadian Imperial Bank of Commerce, 2.994% (LIBOR 3 Month + 52 basis points), 9/6/2019 (7)	2,000,000	2,000,096
Capital One Financial Corp.:
3.300%, 10/30/2024 (1)	1,250,000	1,297,123
3.403% (LIBOR 3 Month + 95 basis points), 3/9/2022 (7)	1,500,000	1,509,976
Citigroup, Inc., 3.568% (LIBOR 3 Month + 143 basis points), 9/1/2023 (1)(7)	2,000,000	2,038,670
Deutsche Bank AG, 4.250%, 2/4/2021 (1)	2,000,000	2,023,052
Fifth Third Bank, 2.200%, 10/30/2020 (1)	2,000,000	2,004,904

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
Goldman Sachs Group, Inc.:
3.377% (LIBOR 3 Month + 111 basis points), 4/26/2022 (7)	$1,000,000	$1,008,195
4.223% (LIBOR 3 Month + 130 basis points), 5/1/2029 (1)(7)	2,750,000	3,047,724
HSBC Holdings PLC:
3.792% (LIBOR 3 Month + 166 basis points), 5/25/2021 (7)	1,500,000	1,528,627
3.973% (LIBOR 3 Month + 161 basis points), 5/22/2030 (7)	2,150,000	2,309,769
JPMorgan Chase & Co., 3.509% (LIBOR 3 Month + 95 basis points), 1/23/2029 (7)	3,000,000	3,216,827
Lloyds Banking Group PLC, 2.907% (LIBOR 3 Month + 81 basis points), 11/7/2023 (1)(7)	2,000,000	2,007,341
Mizuho Financial Group, Inc., 2.953%, 2/28/2022	2,500,000	2,546,482
Morgan Stanley, 3.737% (LIBOR 3 Month + 85 basis points), 4/24/2024 (7)	2,750,000	2,894,085
Royal Bank of Canada, 2.948% (LIBOR 3 Month + 66 basis points), 10/5/2023 (7)	2,500,000	2,508,640
Royal Bank of Scotland Group PLC, 4.892% (LIBOR 3 Month + 175 basis points), 5/18/2029 (1)(7)	1,500,000	1,646,842
Skandinaviska Enskilda Banken AB, 2.800%, 3/11/2022 (1)	2,000,000	2,036,005
Toronto-Dominion Bank, 3.303% (LIBOR 3 Month + 100 basis points), 4/7/2021 (7)	2,000,000	2,024,820
U.S. Bank NA, 2.603% (LIBOR 3 Month + 32 basis points), 1/24/2020 (7)	1,500,000	1,501,433
Wells Fargo & Co.:
3.111% (LIBOR 3 Month + 93 basis points), 2/11/2022 (7)	1,640,000	1,649,807
3.584% (LIBOR 3 Month + 131 basis points), 5/22/2028 (1)(7)	2,000,000	2,145,906

		48,965,805

Beverages — 3.1%
Anheuser-Busch Cos. LLC, 4.900%, 2/1/2046 (1)	2,000,000	2,388,001
Anheuser-Busch InBev Worldwide, Inc., 4.750%, 1/23/2029 (1)	2,000,000	2,337,088
Fomento Economico Mexicano SAB de C.V., 2.875%, 5/10/2023	2,750,000	2,801,635
Molson Coors Brewing Co., 4.200%, 7/15/2046 (1)	3,000,000	3,064,227

		10,590,951

Chemicals — 3.7%
Braskem Netherlands Finance BV, 4.500%, 1/10/2028 (1)(5)	1,000,000	1,001,950
CF Industries, Inc., 5.375%, 3/15/2044 (1)	1,500,000	1,523,370
Mexichem SAB de C.V.:
5.875%, 9/17/2044 (5)	500,000	535,000
6.750%, 9/19/2042 (1)(5)	1,500,000	1,777,515
Mosaic Co., 4.050%, 11/15/2027 (1)	2,500,000	2,610,278
OCP SA, 4.500%, 10/22/2025 (1)(5)	2,000,000	2,126,432

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2019

Schedules of Investments

TCH Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Chemicals (continued)
Starfruit Finco BV, 8.000%, 10/1/2026 (1)(5)	$1,000,000	$980,000
Syngenta Finance NV, 4.892%, 4/24/2025 (1)(5)	2,000,000	2,124,156

		12,678,701

Commercial Services — 0.6%
ADT Security Corp., 4.125%, 6/15/2023	500,000	509,219
Refinitiv US Holdings, Inc., 8.250%, 11/15/2026 (1)(5)	1,500,000	1,691,250

		2,200,469

Computers — 3.1%
Apple, Inc.:
2.850%, 5/11/2024	2,000,000	2,083,691
3.750%, 11/13/2047	2,000,000	2,294,192
Dell International LLC, 8.350%, 7/15/2046 (1)(5)	2,000,000	2,630,333
Hewlett Packard Enterprise Co.:
3.009% (LIBOR 3 Month + 72 basis points), 10/5/2021 (7)	1,700,000	1,700,258
4.900%, 10/15/2025 (1)	1,000,000	1,108,097
Seagate HDD Cayman, 5.750%, 12/1/2034	1,000,000	1,013,684

		10,830,255

Diversified Financial Services — 6.2%
Ally Financial, Inc., 4.250%, 4/15/2021 (1)	2,500,000	2,578,125
Cantor Fitzgerald LP, 4.875%, 5/1/2024 (1)(5)	2,000,000	2,121,172
Discover Financial Services, 4.100%, 2/9/2027	2,000,000	2,154,666
E*TRADE Financial Corp., 3.800%, 8/24/2027	1,500,000	1,587,106
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035 (1)	2,500,000	2,546,169
High Street Funding Trust II, 4.682%, 2/15/2048 (5)	2,500,000	2,885,219
Jefferies Financial Group, Inc., 6.625%, 10/23/2043 (1)	500,000	573,027
Jefferies Group LLC, 6.500%, 1/20/2043	500,000	583,629
Legg Mason, Inc., 4.750%, 3/15/2026	500,000	551,810
Mastercard, Inc., 2.000%, 11/21/2021 (1)	3,000,000	3,014,257
Synchrony Financial, 3.950%, 12/1/2027 (1)	2,750,000	2,852,680

		21,447,860

Electric — 4.5%
Abu Dhabi National Energy Co. PJSC, 4.375%, 4/23/2025 (5)	750,000	813,757
AEP Transmission Co. LLC, 3.800%, 6/15/2049	2,000,000	2,264,227
Alabama Power Co., 3.750%, 3/1/2045 (1)	3,000,000	3,361,948
CenterPoint Energy, Inc., 3.600%, 11/1/2021	3,000,000	3,086,766

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Electric (continued)
Public Service Electric & Gas Co., 3.200%, 8/1/2049 (1)	$3,000,000	$3,136,026
San Diego Gas & Electric Co., 4.100%, 6/15/2049	2,500,000	2,918,091

		15,580,815

Electronics — 0.2%
Diamond Offshore Drilling, Inc., 7.875%, 8/15/2025 (1)	750,000	693,975

Engineering & Construction — 0.4%
Fluor Corp., 4.250%, 9/15/2028 (1)	1,500,000	1,534,389

Food — 2.2%
Conagra Brands, Inc., 3.800%, 10/22/2021 (1)	2,500,000	2,572,778
Kraft Heinz Foods Co.:
3.000%, 6/1/2026 (1)	500,000	492,080
4.375%, 6/1/2046 (1)	2,250,000	2,165,220
Kroger Co., 4.450%, 2/1/2047 (1)	2,250,000	2,357,390

		7,587,468

Healthcare-Products — 1.3%
Medtronic, Inc., 3.210% (LIBOR 3 Month + 80 basis points), 3/15/2020 (7)	2,000,000	2,006,591
Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	1,000,000	1,029,241
Zimmer Biomet Holdings, Inc., 3.550%, 4/1/2025	1,500,000	1,580,318

		4,616,150

Healthcare-Services — 0.6%
Laboratory Corp. of America Holdings, 3.250%, 9/1/2024 (1)	2,000,000	2,083,565

Home Builders — 0.6%
DR Horton, Inc., 2.550%, 12/1/2020 (1)	2,000,000	2,005,971

Insurance — 3.8%
Allstate Corp., 2.760% (LIBOR 3 Month + 43 basis points), 3/29/2021 (7)	1,445,000	1,447,016
Lincoln National Corp., 3.625%, 12/12/2026	2,000,000	2,130,364
Metropolitan Life Global Funding I, 3.450%, 10/9/2021 (5)	3,000,000	3,089,615
Prudential Financial, Inc., 3.935%, 12/7/2049 (1)	3,000,000	3,346,986
Unum Group:
4.000%, 3/15/2024 (1)	2,000,000	2,125,539
4.000%, 6/15/2029	1,000,000	1,047,284

		13,186,804

Internet — 1.6%
Alibaba Group Holding, Ltd., 2.800%, 6/6/2023	2,000,000	2,038,575
Amazon.com, Inc., 4.050%, 8/22/2047 (1)	1,500,000	1,842,809
eBay, Inc., 4.000%, 7/15/2042	1,500,000	1,487,443

		5,368,827

Lodging — 0.9%
Hyatt Hotels Corp., 5.375%, 8/15/2021 (1)	1,000,000	1,049,858
Wyndham Destinations, Inc., 5.750%, 4/1/2027	2,000,000	2,142,500

		3,192,358

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

TCH Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Machinery-Construction & Mining — 0.7%
Caterpillar, Inc., 3.803%, 8/15/2042 (1)	$2,000,000	$2,314,816

Machinery-Diversified — 0.5%
Wabtec Corp., 4.400%, 3/15/2024 (1)	1,500,000	1,607,372

Media — 3.1%
Charter Communications Operating LLC, 5.375%, 5/1/2047	2,000,000	2,223,993
Comcast Corp.:
2.934% (LIBOR 3 Month + 63 basis points), 4/15/2024 (7)	1,500,000	1,510,569
4.600%, 10/15/2038	1,750,000	2,121,025
Cox Communications, Inc., 4.600%, 8/15/2047 (1)(5)	1,500,000	1,672,548
Discovery Communications LLC, 3.950%, 3/20/2028 (1)	2,000,000	2,101,215
Viacom, Inc., 4.375%, 3/15/2043 (1)	1,050,000	1,115,578

		10,744,928

Mining — 1.1%
Glencore Funding LLC:
4.125%, 5/30/2023 (1)(5)	2,500,000	2,634,504
4.625%, 4/29/2024 (1)(5)	1,000,000	1,061,450

		3,695,954

Miscellaneous Manufacturing — 1.3%
3M Co., 3.250%, 2/14/2024 (1)	1,250,000	1,321,106
Siemens Financieringsmaatschappij NV:
2.750% (LIBOR 3 Month + 34 basis points), 3/16/2020 (1)(5)(7)	1,000,000	1,001,514
3.300%, 9/15/2046 (1)(5)	2,000,000	2,053,439

		4,376,059

Oil & Gas — 4.1%
BP Capital Markets PLC, 3.280% (LIBOR 3 Month + 87 basis points), 9/16/2021 (7)	2,500,000	2,529,936
Ecopetrol SA, 7.375%, 9/18/2043 (1)	1,500,000	2,019,390
EQT Corp., 3.900%, 10/1/2027 (1)	1,500,000	1,311,412
Exxon Mobil Corp., 3.095%, 8/16/2049 (1)	2,000,000	2,078,493
Occidental Petroleum Corp., 4.300%, 8/15/2039	1,250,000	1,312,222
Petroleos Mexicanos, 5.350%, 2/12/2028	3,000,000	2,848,500
Shell International Finance BV, 3.750%, 9/12/2046 (1)	1,000,000	1,141,028
Valero Energy Corp., 4.000%, 4/1/2029 (1)	1,000,000	1,067,695

		14,308,676

Oil & Gas Services — 1.1%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 4.080%, 12/15/2047 (1)	4,000,000	3,920,414

Pharmaceuticals — 7.8%
Allergan Funding SCS, 4.850%, 6/15/2044 (1)	1,500,000	1,647,421
AstraZeneca PLC, 3.500%, 8/17/2023	2,000,000	2,096,123

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Pharmaceuticals (continued)
Bayer US Finance II LLC, 4.875%, 6/25/2048 (1)(5)	$2,350,000	$2,645,583
Bristol-Myers Squibb Co.:
2.000%, 8/1/2022	2,500,000	2,502,256
2.369% (LIBOR 3 Month + 20 basis points), 11/16/2020 (5)(7)	1,000,000	1,000,141
Cigna Corp., 3.060% (LIBOR 3 Month + 65 basis points), 9/17/2021 (7)	1,500,000	1,500,047
CVS Health Corp., 4.300%, 3/25/2028	2,500,000	2,728,448
Eli Lilly & Co., 3.700%, 3/1/2045	2,000,000	2,228,507
Express Scripts Holding Co., 4.800%, 7/15/2046 (1)	1,500,000	1,730,934
Mylan, Inc., 5.200%, 4/15/2048	1,500,000	1,643,035
Perrigo Finance Unlimited Co., 3.500%, 3/15/2021	2,500,000	2,514,018
Shire Acquisitions Investments Ireland DAC:
2.400%, 9/23/2021 (1)	1,000,000	1,003,389
2.875%, 9/23/2023	2,000,000	2,046,209
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/1/2046 (1)	2,500,000	1,615,625

		26,901,736

Pipelines — 2.7%
Enable Midstream Partners LP, 4.950%, 5/15/2028 (1)	3,000,000	3,186,452
Enbridge, Inc., 3.110% (LIBOR 3 Month + 70 basis points), 6/15/2020 (7)	1,500,000	1,504,289
EQM Midstream Partners LP, 4.000%, 8/1/2024	1,500,000	1,480,302
MPLX LP, 4.800%, 2/15/2029 (1)	1,250,000	1,391,200
Sunoco Logistics Partners Operations LP, 5.300%, 4/1/2044 (1)	1,500,000	1,607,903

		9,170,146

Real Estate Investment Trusts — 2.1%
EPR Properties, 5.250%, 7/15/2023	1,000,000	1,082,917
Hospitality Properties Trust:
4.500%, 6/15/2023 (1)	500,000	521,969
4.500%, 3/15/2025	1,500,000	1,525,683
Kimco Realty Corp., 3.300%, 2/1/2025 (1)	1,250,000	1,298,181
Mid-America Apartments LP, 3.600%, 6/1/2027 (1)	2,500,000	2,681,998

		7,110,748

Retail — 4.0%
Home Depot, Inc., 4.250%, 4/1/2046	2,000,000	2,436,243
L Brands, Inc.:
6.950%, 3/1/2033 (1)	1,350,000	1,086,750
7.600%, 7/15/2037	500,000	430,000
McDonald’s Corp., 2.750%, 12/9/2020 (1)	1,500,000	1,513,109
Nucor Corp., 4.400%, 5/1/2048	2,000,000	2,360,745
Starbucks Corp., 3.750%, 12/1/2047 (1)	1,000,000	1,053,009
Target Corp., 3.625%, 4/15/2046 (1)	2,500,000	2,815,901
Walmart, Inc., 3.700%, 6/26/2028 (1)	2,000,000	2,247,398

		13,943,155

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2019

Schedules of Investments

TCH Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Semiconductors — 0.6%
Broadcom, Inc., 4.750%, 4/15/2029 (5)	$2,000,000	$2,108,411

Software — 3.2%
CA, Inc., 4.700%, 3/15/2027	2,500,000	2,630,510
Fiserv, Inc., 4.400%, 7/1/2049	2,000,000	2,311,441
Microsoft Corp.:
2.875%, 2/6/2024	500,000	523,798
3.700%, 8/8/2046	2,000,000	2,355,096
Oracle Corp., 4.000%, 11/15/2047 (1)	1,000,000	1,150,267
VMware, Inc., 3.900%, 8/21/2027 (1)	2,000,000	2,044,856

		11,015,968

Sovereign — 0.7%
Export-Import Bank of Korea, 3.000%, 11/1/2022 (1)	2,250,000	2,312,283

Telecommunications — 3.7%
AT&T, Inc.:
4.350%, 6/15/2045 (1)	1,000,000	1,065,574
4.500%, 5/15/2035 (1)	2,000,000	2,228,508
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/2022	800,000	811,000
Motorola Solutions, Inc.:
4.600%, 2/23/2028 (1)	1,000,000	1,084,839
5.500%, 9/1/2044	1,000,000	1,084,224
Telecom Italia Capital SA, 7.200%, 7/18/2036	1,500,000	1,680,000
Telefonica Emisiones SA, 5.213%, 3/8/2047 (1)	2,000,000	2,332,301
Verizon Communications, Inc., 4.522%, 9/15/2048	2,000,000	2,409,283

		12,695,729

Toys/Games/Hobbies — 0.8%
Mattel, Inc., 2.350%, 8/15/2021 (1)	2,750,000	2,660,625

Transportation — 0.7%
FedEx Corp., 4.050%, 2/15/2048 (1)	2,500,000	2,557,538

Trucking & Leasing — 0.6%
Penske Truck Leasing Co. LP, 3.300%, 4/1/2021 (1)(5)	2,000,000	2,031,918

Total Corporate Bonds & Notes (identified cost $301,579,890)		322,380,056

Municipals — 0.1%

California — 0.1%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	500,000	521,095

Total Municipals (identified cost $500,000)		521,095

Short-Term Investments — 28.7%

Collateral Pool Investments for Securities on Loan — 23.2%

Collateral pool allocation (3)		79,942,506

Description	Shares	Value
Short-Term Investments (continued)

Mutual Funds — 5.5%
BMO Institutional Prime Money Market Fund — Premier Class, 2.097% (4)	19,018,494	$19,020,395

Total Short-Term Investments (identified cost $98,961,533)		98,962,901

Total Investments — 122.2% (identified cost $401,041,423)		421,864,052
Other Assets and Liabilities — (22.2)%		(76,575,905)

Total Net Assets — 100.0%		$345,288,147

TCH Core Plus Bond Fund

Description	Principal Amount	Value
Asset-Backed Securities — 2.3%

Automobiles — 1.1%
Hyundai Auto Lease Securitization Trust, Class A2, (Series 2018-B), 2.810%, 12/15/2020 (5)	$5,554,948	$5,563,732
Nissan Auto Receivables Owner Trust, Class A4, (Series 2016-B), 1.540%, 10/17/2022	6,000,000	5,977,283

		11,541,015

Credit Cards — 1.2%
Discover Card Execution Note Trust, Class A5, (Series 2018-A5), 3.320%, 3/15/2024	11,815,000	12,209,326

Total Asset-Backed Securities (identified cost $23,448,165)		23,750,341

Collateralized Mortgage Obligations — 2.5%

Federal Home Loan Mortgage Corporation — 2.0%
3.310%, 5/25/2023, (Series K032) (7)	19,000,000	19,972,887

Private Sponsor — 0.5%
FREMF Mortgage Trust:
Class B, (Series 2019-K91), 4.397%, 4/25/2051 (5) (7)	3,500,000	3,851,680
Class B, (Series 2019-K95), 4.053%, 6/25/2029 (acquisition cost - $1,566,892; acquired 8/1/2019) (5)	1,500,000	1,610,287

		5,461,967

Total Collateralized Mortgage Obligations (identified cost $24,551,728)		25,434,854

Commercial Mortgage Securities — 3.7%

Private Sponsor — 3.7%
BANK:
Class A4, (Series 2018-BN12), 4.255%, 5/15/2061 (7)	7,500,000	8,690,699
Class A5, (Series 2017-BNK7), 3.435%, 9/15/2060	10,000,000	10,925,248
UBS-Barclays Commercial Mortgage Trust, Class A5, (Series 2012-C4), 2.850%, 12/10/2045	9,888,381	10,150,500

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

TCH Core Plus Bond Fund (continued)

Description	Principal Amount	Value
Commercial Mortgage Securities (continued)

Private Sponsor (continued)
Wells Fargo Commercial Mortgage Trust, Class A4, (Series 2017-C41), 3.472%, 11/15/2050	$7,000,000	$7,635,449

Total Commercial Mortgage Securities (identified cost $35,117,723)		37,401,896

Corporate Bonds & Notes — 36.5%

Agriculture — 1.5%
Altria Group, Inc., 5.950%, 2/14/2049 (1)	5,000,000	6,428,184
BAT Capital Corp., 4.540%, 8/15/2047 (1)	5,000,000	5,022,145
Bunge, Ltd. Finance Corp., 3.750%, 9/25/2027 (1)	4,000,000	4,129,946

		15,580,275

Apparel — 0.6%
Marvell Technology Group, Ltd., 4.875%, 6/22/2028 (1)	5,000,000	5,646,201

Auto Manufacturers — 1.9%
Ford Motor Co.:
4.750%, 1/15/2043	5,000,000	4,521,354
5.291%, 12/8/2046 (1)	1,500,000	1,445,755
General Motors Co., 5.000%, 10/1/2028	2,000,000	2,157,523
General Motors Financial Co., Inc., 4.000%, 1/15/2025	4,000,000	4,119,389
Hyundai Capital America, 3.750%, 7/8/2021 (5)	6,500,000	6,638,764

		18,882,785

Banks — 8.7%
Banco Santander SA, 3.901% (LIBOR 3 Month + 156 basis points), 4/11/2022 (7)	4,000,000	4,065,444
Bank of America Corp., 4.183%, 11/25/2027 (1)	7,500,000	8,165,681
Barclays PLC, 5.200%, 5/12/2026 (1)	5,000,000	5,322,795
BB&T Corp., 2.980% (LIBOR 3 Month + 57 basis points), 6/15/2020 (1) (7)	3,000,000	3,010,936
Capital One Financial Corp., 3.403% (LIBOR 3 Month + 95 basis points), 3/9/2022 (7)	1,500,000	1,509,976
Citigroup, Inc.:
3.523% (LIBOR 3 Month + 107 basis points), 12/8/2021 (7)	1,250,000	1,264,872
3.568% (LIBOR 3 Month + 143 basis points), 9/1/2023 (7)	5,000,000	5,096,674
Goldman Sachs Group, Inc.:
3.377% (LIBOR 3 Month + 111 basis points), 4/26/2022 (7)	5,000,000	5,040,974
3.419% (LIBOR 3 Month + 116 basis points), 4/23/2020 (7)	8,000,000	8,041,814
4.223% (LIBOR 3 Month + 130 basis points), 5/1/2029 (1) (7)	5,000,000	5,541,317
HSBC Holdings PLC, 3.973% (LIBOR 3 Month + 161 basis points), 5/22/2030 (7)	4,000,000	4,297,244

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
ING Groep NV, 4.100%, 10/2/2023 (1)	$5,000,000	$5,345,994
JPMorgan Chase & Co.:
3.303% (LIBOR 3 Month + 100 basis points), 1/15/2023 (7)	4,000,000	4,034,916
3.571% (LIBOR 3 Month + 110 basis points), 6/7/2021 (7)	5,000,000	5,060,065
3.625%, 12/1/2027 (1)	5,000,000	5,318,627
Lloyds Banking Group PLC, 2.907% (LIBOR 3 Month + 81 basis points), 11/7/2023 (1)(7)	7,500,000	7,527,529
Morgan Stanley, 3.950%, 4/23/2027	5,000,000	5,354,902
Toronto-Dominion Bank, 3.303% (LIBOR 3 Month + 100 basis points), 4/7/2021 (7)	4,500,000	4,555,845

		88,555,605

Chemicals — 1.5%
Mexichem SAB de C.V., 6.750%, 9/19/2042 (5)	4,400,000	5,214,044
Starfruit Finco BV, 8.000%, 10/1/2026 (1)(5)	4,500,000	4,410,000
Syngenta Finance NV, 4.892%, 4/24/2025 (5)	5,250,000	5,575,911

		15,199,955

Commercial Services — 0.6%
Refinitiv US Holdings, Inc., 8.250%, 11/15/2026 (1)(5)	5,500,000	6,201,250

Computers — 1.4%
Apple, Inc., 2.250%, 2/23/2021 (1)	1,500,000	1,508,785
Dell International LLC:
5.300%, 10/1/2029 (1)(5)	2,500,000	2,711,213
8.350%, 7/15/2046 (1)(5)	2,000,000	2,630,333
Hewlett Packard Enterprise Co., 4.900%, 10/15/2025 (1)	2,000,000	2,216,193
Seagate HDD Cayman:
4.875%, 6/1/2027 (1)	2,000,000	2,059,711
5.750%, 12/1/2034 (1)	3,500,000	3,547,894

		14,674,129

Diversified Financial Services —2.7%
Cantor Fitzgerald LP, 4.875%, 5/1/2024 (5)	5,000,000	5,302,931
Discover Financial Services, 4.100%, 2/9/2027 (1)	5,000,000	5,386,665
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	1,500,000	1,527,701
Jefferies Financial Group, Inc., 6.625%, 10/23/2043	500,000	573,027
Jefferies Group LLC:
4.150%, 1/23/2030	5,000,000	5,064,863
6.500%, 1/20/2043	1,000,000	1,167,259
Legg Mason, Inc., 4.750%, 3/15/2026	1,950,000	2,152,057
Synchrony Financial, 3.950%, 12/1/2027 (1)	6,500,000	6,742,699

		27,917,202

Electric — 0.7%
Sempra Energy, 2.804% (LIBOR 3 Month + 50 basis points), 1/15/2021 (7)	7,000,000	6,991,565

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2019

Schedules of Investments

TCH Core Plus Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Food — 2.7%
Albertsons Cos. LLC, 5.750%, 3/15/2025	$1,375,000	$1,416,250
Conagra Brands, Inc., 5.400%, 11/1/2048 (1)	5,000,000	5,959,969
General Mills, Inc., 2.862% (LIBOR 3 Month + 54 basis points), 4/16/2021 (1) (7)	1,725,000	1,726,466
Kraft Heinz Foods Co., 4.375%, 6/1/2046 (1)	7,200,000	6,928,703
Kroger Co., 4.450%, 2/1/2047 (1)	5,000,000	5,238,645
Pilgrim’s Pride Corp., 5.750%, 3/15/2025 (1)(5)	5,500,000	5,733,750

		27,003,783

Healthcare-Products — 0.3%
Mallinckrodt International Finance SA, 5.625%, 10/15/2023 (1)(5)	6,500,000	3,347,500

Insurance — 0.7%
Unum Group, 5.750%, 8/15/2042	5,930,000	7,373,239

Internet — 1.1%
eBay, Inc.:
3.136% (LIBOR 3 Month + 87 basis points), 1/30/2023 (7)	7,500,000	7,542,489
4.000%, 7/15/2042	3,500,000	3,470,700

		11,013,189

Lodging — 0.2%
Wyndham Destinations Inc., 5.400%, 4/1/2024 (1)	2,250,000	2,373,047

Machinery-Construction & Mining — 0.5%
Caterpillar Financial Services Corp., 2.850%, 5/17/2024	5,000,000	5,188,080

Media — 1.6%
Charter Communications Operating LLC, 5.375%, 5/1/2047	6,500,000	7,227,978
Discovery Communications LLC, 5.300%, 5/15/2049	5,000,000	5,714,288
Viacom, Inc., 4.375%, 3/15/2043	3,150,000	3,346,734

		16,289,000

Mining — 0.6%
Glencore Funding LLC:
4.000%, 3/27/2027 (5)	5,000,000	5,172,580
4.625%, 4/29/2024 (5)	1,000,000	1,061,450

		6,234,030

Oil & Gas — 3.2%
Diamond Offshore Drilling, Inc., 3.450%, 11/1/2023	5,000,000	4,150,000
EQT Corp., 3.900%, 10/1/2027 (1)	5,000,000	4,371,374
Exxon Mobil Corp., 3.095%, 8/16/2049	6,000,000	6,235,478
Gulfport Energy Corp., 6.000%, 10/15/2024 (1)	5,500,000	4,028,750
Occidental Petroleum Corp., 4.400%, 8/15/2049	2,250,000	2,348,795

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Oil & Gas (continued)
Petroleos Mexicanos, 5.350%, 2/12/2028 (1)	$5,000,000	$4,747,500
Valaris PLC, 5.750%, 10/1/2044 (1)	2,168,000	1,094,840
W&T Offshore, Inc., 9.750%, 11/1/2023 (5)	5,500,000	5,335,000

		32,311,737

Pharmaceuticals — 1.7%
Bausch Health Cos., Inc., 5.500%, 3/1/2023 (5)	1,092,000	1,107,015
Bayer US Finance II LLC, 4.250%, 12/15/2025 (1)(5)	5,000,000	5,392,268
Bristol-Myers Squibb Co., 2.000%, 8/1/2022 (1)	2,500,000	2,502,256
Mylan, Inc., 5.200%, 4/15/2048	5,000,000	5,476,784
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/1/2046 (1)	5,000,000	3,231,250

		17,709,573

Pipelines — 0.6%
Energy Transfer Operating LP, 5.150%, 3/15/2045 (1)	4,000,000	4,255,492
Sunoco Logistics Partners Operations LP, 5.300%, 4/1/2044 (1)	2,000,000	2,143,870

		6,399,362

Real Estate Investment Trusts — 0.6%
EPR Properties, 5.250%, 7/15/2023	910,000	985,454
Hospitality Properties Trust, 4.500%, 3/15/2025	2,500,000	2,542,805
Welltower, Inc., 4.500%, 1/15/2024 (1)	2,500,000	2,707,466

		6,235,725

Retail — 1.2%
Bed Bath & Beyond, Inc., 5.165%, 8/1/2044 (1)	4,900,000	3,427,603
L Brands, Inc.:
6.950%, 3/1/2033 (1)	2,500,000	2,012,500
7.600%, 7/15/2037	1,500,000	1,290,000
Tapestry, Inc., 4.125%, 7/15/2027 (1)	5,500,000	5,664,240

		12,394,343

Software — 0.6%
CA, Inc., 4.700%, 3/15/2027	4,000,000	4,208,816
Oracle Corp., 2.400%, 9/15/2023 (1)	2,000,000	2,031,236

		6,240,052

Telecommunications — 1.3%
CenturyLink, Inc., 7.600%, 9/15/2039 (1)	4,000,000	3,860,000
Motorola Solutions, Inc., 5.500%, 9/1/2044	3,000,000	3,252,673
Telecom Italia SpA, 5.303%, 5/30/2024 (1) (5)	6,000,000	6,442,500

		13,555,173

Total Corporate Bonds & Notes (identified cost $357,122,052)		373,316,800

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

TCH Core Plus Bond Fund (continued)

Description	Principal Amount	Value
Municipals — 0.0%

California — 0.0%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	$300,000	$312,657

Total Municipals (identified cost $300,000)		312,657

U.S. Government & U.S. Government Agency Obligations — 20.0%

Food Service — 1.5%
2.450%, 6/11/2021	$15,000,000	15,000,826

U.S. Treasury Bonds & Notes — 18.5%
0.375%, 7/15/2023	16,509,750	16,729,375
2.000%, 2/15/2025	25,000,000	25,757,324
2.000%, 8/15/2025	25,000,000	25,790,527
2.375%, 5/15/2029 (1)	5,000,000	5,389,453
2.500%, 5/15/2024	5,000,000	5,246,973
2.625%, 2/28/2023 (1)	31,000,000	32,259,375
2.750%, 6/30/2025	40,000,000	42,918,750
2.875%, 5/15/2049	10,000,000	12,047,852
3.000%, 8/15/2048	10,000,000	12,279,297
3.000%, 2/15/2049	5,000,000	6,159,082
3.375%, 11/15/2048	4,000,000	5,261,094

		189,839,102

Total U.S. Government & U.S. Government Agency Obligations (identified cost $190,620,378)		204,839,928

U.S. Government Agency-Mortgage Securities — 32.1%

Federal Home Loan Mortgage Corporation — 7.2%
3.000%, 11/1/2042	988,424	1,025,190
3.000%, 4/1/2043	1,220,850	1,266,459
3.000%, 4/1/2043	1,928,590	1,991,873
3.000%, 5/1/2043	2,149,716	2,224,260
3.000%, 7/1/2043	8,458,276	8,749,339
3.000%, 9/1/2043	8,524,291	8,812,598
3.000%, 4/1/2045	7,647,406	7,889,119
3.000%, 5/1/2045	4,189,535	4,321,957
3.500%, 12/1/2040	720,907	758,320
3.500%, 12/1/2041	603,563	634,996
3.500%, 3/1/2042	231,410	243,461
3.500%, 12/1/2042	567,879	595,680
3.500%, 11/1/2043	5,604,061	5,865,700
3.500%, 1/1/2044	5,714,674	5,981,573
3.500%, 2/1/2044	5,988,074	6,267,174
3.500%, 11/1/2044	4,260,447	4,454,679
4.000%, 4/1/2026	266,697	279,070
4.000%, 12/1/2039	455,332	486,944
4.000%, 12/1/2040	200,179	214,119
4.000%, 12/1/2040	2,448,167	2,618,502
4.000%, 3/1/2041	204,014	218,214
4.000%, 4/1/2041	5,089,518	5,443,854
4.000%, 8/1/2041	126,818	135,692
4.000%, 11/1/2041	531,235	568,407
4.500%, 9/1/2031	218,307	234,249
4.500%, 3/1/2039	92,068	99,733
4.500%, 5/1/2039	368,316	399,214
4.500%, 2/1/2040	98,871	107,220

Description	Principal Amount	Value
U.S. Government Agency-Mortgage Securities (continued)

Federal Home Loan Mortgage Corporation (continued)
4.500%, 2/1/2041	$792,304	$859,206
5.000%, 12/1/2035	50,943	56,698
5.000%, 1/1/2038	27,414	30,469
5.000%, 3/1/2038	84,667	94,288
5.000%, 3/1/2038	27,560	30,694
5.000%, 2/1/2039	149,573	159,516
5.000%, 1/1/2040	133,297	147,138
6.000%, 6/1/2037	48,409	55,237
6.000%, 1/1/2038	59,255	67,572

		73,388,414

Federal National Mortgage Association — 24.8%
3.000%, 3/1/2043	2,505,873	2,586,965
3.000%, 7/1/2043	5,600,154	5,788,768
3.000%, 7/1/2043	10,982,019	11,362,857
3.000%, 9/1/2044	7,207,599	7,430,970
3.000%, 1/1/2045	7,309,627	7,536,421
3.000%, 2/1/2045	10,929,682	11,269,197
3.000%, 6/1/2045	6,122,521	6,312,922
3.000%, 3/1/2046	12,820,087	13,217,552
3.000%, 7/1/2046	15,038,979	15,483,402
3.000%, 4/1/2049	30,957,963	31,577,492
3.000%, 9/1/2049	25,000,000	25,501,611
3.000%, 9/1/2049	25,000,000	25,501,611
3.500%, 7/1/2032	319,785	333,456
3.500%, 5/1/2042	966,665	1,011,216
3.500%, 10/1/2042	665,650	699,948
3.500%, 10/1/2042	697,472	729,772
3.500%, 10/1/2042	909,511	954,436
3.500%, 11/1/2042	438,043	458,327
3.500%, 12/1/2042	871,607	911,954
3.500%, 12/1/2047	4,672,792	4,838,179
3.500%, 3/1/2049	25,678,938	26,541,241
3.500%, 4/1/2049	13,219,603	13,658,625
3.500%, 6/1/2049	24,506,004	25,225,910
4.000%, 11/1/2040	266,793	285,276
4.000%, 1/1/2041	383,547	410,084
4.000%, 2/1/2041	1,938,021	2,072,102
4.000%, 2/1/2041	373,669	399,506
4.000%, 3/1/2041	160,475	172,093
4.000%, 11/1/2041	321,688	345,072
4.000%, 9/1/2048	8,447,356	8,775,750
4.500%, 6/1/2039	558,865	605,162
4.500%, 8/1/2041	367,478	399,384
5.000%, 7/1/2022	84,632	87,282
5.000%, 3/1/2035	189,196	210,223
5.000%, 5/1/2042	478,105	524,314
5.500%, 2/1/2034	32,184	36,426
5.500%, 7/1/2036	171,819	194,432
5.500%, 8/1/2037	317,667	359,365
5.500%, 6/1/2038	45,154	50,809
6.000%, 12/1/2038	14,619	16,394
6.000%, 5/1/2039	139,887	160,461
6.500%, 10/1/2037	31,989	37,654
6.500%, 11/1/2037	16,256	18,898

		254,093,519

Government National Mortgage Association — 0.1%
4.000%, 10/15/2040	348,034	371,310
4.000%, 12/15/2040	416,551	444,388
4.000%, 4/15/2041	385,333	411,116
5.500%, 8/20/2038	66,735	71,349

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2019

Schedules of Investments

TCH Core Plus Bond Fund (continued)

Description	Shares or Principal Amount	Value
U.S. Government Agency-Mortgage Securities (continued)

Government National Mortgage Association (continued)
5.500%, 2/15/2039	$43,940	$49,721
6.000%, 12/15/2038	47,756	54,924
6.000%, 1/15/2039	21,773	25,033

		1,427,841

Total U.S. Government Agency-Mortgage Securities (identified cost $321,308,349)		328,909,774

Short-Term Investments — 15.9%

Collateral Pool Investments for Securities on Loan — 12.0%
Collateral pool allocation (3)		122,747,158

Mutual Funds — 3.9%
BMO Institutional Prime Money Market Fund — Premier Class, 2.097% (4)	40,245,108	40,249,132

Total Short-Term Investments (identified cost $162,995,519)		162,996,290

Total Investments — 113.0% (identified cost $1,115,463,914)		1,156,962,540
Other Assets and Liabilities — (13.0)%		(132,845,899)

Total Net Assets — 100.0%		$1,024,116,641

High Yield Bond Fund

Description	Principal Amount	Value
Corporate Bonds & Notes — 93.5%

Aerospace/Defense — 1.3%
TransDigm, Inc., 6.500%, 7/15/2024 (1)	$115,000	$119,169

Auto Manufacturers — 1.0%
Telesat Canada, 8.875%, 11/15/2024 (5)	82,000	88,918

Auto Parts & Equipment — 3.4%
Allison Transmission, Inc., 4.750%, 10/1/2027 (5)	75,000	77,250
American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	82,000	82,923
Meritor, Inc., 6.250%, 2/15/2024 (1)	75,000	77,156
Tenneco, Inc., 5.000%, 7/15/2026	100,000	78,188

		315,517

Banks — 1.2%
CIT Group, Inc., 5.000%, 8/15/2022	103,000	110,065

Building Materials — 2.0%
Builders FirstSource, Inc., 6.750%, 6/1/2027 (1)(5)	75,000	82,312
U.S. Concrete, Inc., 6.375%, 6/1/2024 (1)	100,000	105,250

		187,562

Chemicals — 2.4%
CF Industries, Inc., 4.950%, 6/1/2043	25,000	24,656
Olin Corp., 5.125%, 9/15/2027	50,000	51,625
Starfruit Finco BV, 8.000%, 10/1/2026 (1)(5)	150,000	147,000

		223,281

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Commercial Services — 4.6%
Avis Budget Car Rental LLC, 5.250%, 3/15/2025 (5)	$75,000	$76,594
Nielsen Finance LLC, 5.000%, 4/15/2022 (5)	50,000	50,500
Prime Security Services Borrower LLC, 9.250%, 5/15/2023 (1)(5)	80,000	84,278
Refinitiv US Holdings, Inc., 8.250%, 11/15/2026 (1)(5)	100,000	112,750
Weight Watchers International, Inc., 8.625%, 12/1/2025 (5)	100,000	100,750

		424,872

Computers — 0.8%
Seagate HDD Cayman:
4.750%, 1/1/2025	25,000	26,039
4.875%, 6/1/2027 (1)	50,000	51,493

		77,532

Cosmetics/Personal Care — 0.9%
Coty, Inc., 6.500%, 4/15/2026 (5)	25,000	23,687
Revlon Consumer Products Corp., 6.250%, 8/1/2024	100,000	58,000

		81,687

Diversified Financial Services — 0.6%
Cantor Fitzgerald LP, 4.875%, 5/1/2024 (5)	50,000	53,029

Electric — 1.1%
Drax Finco PLC, 6.625%, 11/1/2025 (5)	100,000	103,750

Electronics — 0.8%
Diamond Offshore Drilling, Inc., 7.875%, 8/15/2025 (1)	75,000	69,397

Entertainment — 0.8%
Scientific Games International, Inc., 5.000%, 10/15/2025 (1)(5)	75,000	77,680

Food — 2.9%
Albertsons Cos. LLC, 5.750%, 3/15/2025	100,000	103,000
Dean Foods Co., 6.500%, 3/15/2023 (5)	85,000	38,250
Minerva Luxembourg SA, 6.500%, 9/20/2026 (5)	75,000	77,906
Post Holdings, Inc., 5.000%, 8/15/2026 (5)	50,000	52,313

		271,469

Forest Products & Paper — 1.4%
Mercer International, Inc., 6.500%, 2/1/2024	125,000	129,219

Healthcare-Products — 1.3%
Hologic, Inc., 4.625%, 2/1/2028 (5)	50,000	51,937
Mallinckrodt International Finance SA, 5.625%, 10/15/2023 (1)(5)	125,000	64,375

		116,312

Healthcare-Services — 5.9%
Catalent Pharma Solutions, Inc., 4.875%, 1/15/2026 (5)	100,000	102,000
Centene Corp., 6.125%, 2/15/2024	75,000	78,694
Encompass Health Corp., 5.750%, 11/1/2024	75,000	76,219
HCA, Inc.:
5.375%, 9/1/2026	50,000	55,875
5.875%, 5/1/2023 (1)	90,000	99,618
Select Medical Corp., 6.250%, 8/15/2026 (5)	50,000	52,150

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

High Yield Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Healthcare-Services (continued)
Tenet Healthcare Corp., 8.125%, 4/1/2022	$75,000	$81,086

		545,642

Home Builders — 3.9%
Beazer Homes USA, Inc., 5.875%, 10/15/2027 (1)	125,000	119,062
TRI Pointe Group, Inc., 5.875%, 6/15/2024	51,000	54,953
William Lyon Homes, Inc., 5.875%, 1/31/2025 (1)	188,000	190,820

		364,835

Home Furnishings — 1.7%
Tempur Sealy International, Inc., 5.625%, 10/15/2023 (1)	150,000	154,875

Insurance — 0.9%
CNO Financial Group, Inc., 5.250%, 5/30/2025 (1)	75,000	81,703

Investment Companies — 0.9%
Owl Rock Capital Corp., 5.250%, 4/15/2024	75,000	78,861

Iron/Steel — 1.0%
United States Steel Corp., 6.875%, 8/15/2025 (1)	100,000	95,405

Lodging — 1.7%
Boyd Gaming Corp., 6.000%, 8/15/2026	50,000	53,000
Hilton Domestic Operating Co., Inc., 5.125%, 5/1/2026	50,000	52,900
Wynn Las Vegas LLC, 5.250%, 5/15/2027 (5)	50,000	51,875

		157,775

Media — 9.1%
Altice Finco SA, 7.625%, 2/15/2025 (5)	200,000	206,750
Altice France SA, 7.375%, 5/1/2026 (5)	100,000	107,000
AMC Networks, Inc., 5.000%, 4/1/2024 (1)	100,000	103,250
CCO Holdings LLC, 5.500%, 5/1/2026 (5)	200,000	211,250
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027 (1)(5)	100,000	105,000
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (5)	100,000	106,000

		839,250

Mining — 3.3%
Alcoa Nederland Holding BV, 6.125%, 5/15/2028 (5)	25,000	26,063
Freeport-McMoRan, Inc., 3.550%, 3/1/2022	100,000	100,500
Hudbay Minerals, Inc., 7.250%, 1/15/2023 (1)(5)	75,000	77,707
Kaiser Aluminum Corp., 5.875%, 5/15/2024	100,000	104,000

		308,270

Oil & Gas — 9.3%
Brazos Valley Longhorn LLC, 6.875%, 2/1/2025	75,000	67,125
Chesapeake Energy Corp., 8.000%, 1/15/2025	75,000	57,188
Gulfport Energy Corp., 6.000%, 10/15/2024 (1)	100,000	73,250

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Oil & Gas (continued)
Noble Holding International, Ltd., 7.750%, 1/15/2024	$75,000	$50,250
Oasis Petroleum, Inc., 6.875%, 3/15/2022	100,000	93,500
PBF Holding Co. LLC, 7.250%, 6/15/2025 (1)	100,000	103,966
QEP Resources, Inc., 5.250%, 5/1/2023	150,000	132,000
Southwestern Energy Co., 7.500%, 4/1/2026	50,000	44,010
Transocean, Inc., 7.250%, 11/1/2025 (5)	75,000	68,531
W&T Offshore, Inc., 9.750%, 11/1/2023 (5)	75,000	72,750
Whiting Petroleum Corp., 5.750%, 3/15/2021	100,000	93,895

		856,465

Oil & Gas Services — 2.2%
Archrock Partners LP, 6.875%, 4/1/2027 (5)	50,000	52,625
Nine Energy Service, Inc., 8.750%, 11/1/2023 (5)	100,000	90,750
SESI LLC, 7.750%, 9/15/2024	100,000	60,500

		203,875

Packaging & Containers — 0.6%
Mauser Packaging Solutions Holding Co., 5.500%, 4/15/2024 (5)	50,000	51,563

Pharmaceuticals — 2.3%
Bausch Health Cos., Inc., 5.500%, 3/1/2023 (5)	62,000	62,853
Par Pharmaceutical, Inc., 7.500%, 4/1/2027 (5)	50,000	46,750
Teva Pharmaceutical Finance Netherlands III BV:
2.800%, 7/21/2023 (1)	100,000	84,500
6.000%, 4/15/2024	25,000	22,656

		216,759

Pipelines — 4.4%
Antero Midstream Partners LP, 5.375%, 9/15/2024 (1)	100,000	94,750
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027 (1)	50,000	55,375
Cheniere Energy Partners LP, 5.625%, 10/1/2026	100,000	106,000
Genesis Energy LP, 6.750%, 8/1/2022	150,000	152,190

		408,315

Private Equity — 0.6%
Icahn Enterprises LP, 6.250%, 5/15/2026 (5)	50,000	52,313

Real Estate Investment Trusts — 2.8%
ESH Hospitality, Inc., 5.250%, 5/1/2025 (5)	100,000	103,625
iStar, Inc., 6.000%, 4/1/2022 (1)	75,000	77,156
Starwood Property Trust, Inc., 3.625%, 2/1/2021	75,000	75,750

		256,531

Retail — 4.3%
Beacon Roofing Supply, Inc., 4.875%, 11/1/2025 (1)(5)	50,000	49,500
New Red Finance, Inc., 5.000%, 10/15/2025 (5)	100,000	103,500
Party City Holdings, Inc., 6.625%, 8/1/2026 (5)	100,000	95,500

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2019

Schedules of Investments

High Yield Bond Fund (continued)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes (continued)

Retail (continued)
Penske Automotive Group, Inc., 5.375%, 12/1/2024	$75,000	$77,531
Staples, Inc., 10.750%, 4/15/2027 (5)	75,000	75,938

		401,969

Software — 0.7%
Rackspace Hosting, Inc., 8.625%, 11/15/2024 (1)(5)	75,000	69,188

Telecommunications — 10.6%
CenturyLink, Inc., 5.800%, 3/15/2022 (1)	50,000	52,687
Cincinnati Bell, Inc., 7.000%, 7/15/2024 (5)	100,000	91,750
CommScope, Inc., 5.500%, 6/15/2024 (1)(5)	108,000	102,735
Consolidated Communications, Inc., 6.500%, 10/1/2022 (1)	100,000	94,000
Inmarsat Finance PLC, 4.875%, 5/15/2022 (5)	150,000	152,250
Netflix, Inc., 4.875%, 4/15/2028	50,000	52,438
Qwest Corp., 6.875%, 9/15/2033 (1)	100,000	100,650
Sprint Communications, Inc., 6.000%, 11/15/2022	75,000	80,015
Sprint Corp.:
7.125%, 6/15/2024 (1)	110,000	121,876
7.625%, 3/1/2026	50,000	56,312
Telecom Italia Capital SA, 6.000%, 9/30/2034	25,000	25,750
T-Mobile USA, Inc., 4.500%, 2/1/2026	50,000	52,063

		982,526

Toys/Games/Hobbies — 0.5%
Mattel, Inc., 2.350%, 8/15/2021	50,000	48,375

Trucking & Leasing — 0.3%
Park Aerospace Holdings, Ltd., 4.500%, 3/15/2023 (5)	25,000	25,928

Total Corporate Bonds & Notes (identified cost $8,726,341)		8,649,882

Short-Term Investments — 37.0%

Collateral Pool Investments for Securities on Loan — 32.2%

Collateral pool allocation (3)		2,981,780

Mutual Funds — 4.8%
BMO Institutional Prime Money Market Fund — Premier Class, 2.097% (4)	439,888	439,932

Total Short-Term Investments (identified cost $3,421,706)		3,421,712

Total Investments — 130.5% (identified cost $12,148,047)		12,071,594
Other Assets and Liabilities — (30.5)%		(2,821,697)

Total Net Assets — 100.0%		$9,249,897

Government Money Market Fund

Description	Shares or Principal Amount	Value
Mutual Funds — 6.3%
BlackRock Liquidity Funds T-Fund Portfolio — Institutional Class, 1.980%	85,000,000	$85,000,000
Invesco Government & Agency Portfolio — Institutional Class, 2.016%	115,000,000	115,000,000

Total Mutual Funds		200,000,000

Repurchase Agreements — 37.9%
Agreement with Fixed Income Clearing Corp., 1.200%, dated 8/30/2019, to be repurchased at $13,954,988 on 9/3/2019, collateralized by U.S. Government Treasury Obligation with various maturities to 12/31/2020, with a fair value of $14,233,284	$13,953,128	13,953,128
Agreement with Fixed Income Clearing Corp., 2.150%, dated 8/30/2019, to be repurchased at $425,101,528 on 9/3/2019, collateralized by U.S.Government Treasury Obligations with various maturities to 5/15/2028, with a fair value of $433,503,140	425,000,000	425,000,000
Agreement with Goldman Sachs Group, Inc., 2.140%, dated 8/30/2019, to be repurchased at $300,071,333 on 9/3/2019, collateralized by U.S. Government Agency Obligations with various maturities to 8/20/2049, with a fair value of $306,000,000	300,000,000	300,000,000
Agreement with Goldman Sachs Group, Inc., 2.160%, dated 8/28/2019, to be repurchased at $275,115,500 on 9/4/2019, collateralized by U.S. Government Agency Obligations with various maturities to 8/20/2049, with a fair value of $280,500,000	275,000,000	275,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.150%, dated 8/30/2019, to be repurchased at $45,010,750 on 9/3/2019, collateralized by U.S. Government Agency Obligation with a maturity of 3/1/2049, with a fair value of $45,900,001	45,000,000	45,000,000

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Government Money Market Fund (continued)

Description	Principal Amount	Value
Repurchase Agreements (continued)
Agreement with Toronto Dominion Bank, 2.150%, dated 8/30/2019, to be repurchased at $150,035,833 on 9/3/2019, collateralized by U.S. Government Agency Obligations with various maturities to 3/1/2049, with a fair value of $153,036,551	$150,000,000	$150,000,000

Total Repurchase Agreements		1,208,953,128

U.S. Government & U.S. Government Agency Obligations — 51.9%

Federal Farm Credit Bank — 11.0%
2.170% (FCPR DLY - 308 basis points) 9/13/2019 (7)	12,000,000	11,999,993
2.170% (FCPR DLY - 308 basis points) 10/10/2019 (7)	15,000,000	14,999,862
2.175% (FCPR DLY - 308 basis points) 9/25/2019 (7)	11,900,000	11,900,007
2.180% (FCPR DLY - 307 basis points) 11/4/2019 (7)	23,000,000	22,999,726
2.180% (FCPR DLY - 307 basis points) 12/18/2019 (7)	10,000,000	9,999,926
2.185% (FCPR DLY - 307 basis points) 12/26/2019 (7)	15,000,000	14,999,761
2.200% (FCPR DLY - 305 basis points) 1/9/2020 (7)	15,000,000	14,999,734
2.290% (FCPR DLY - 296 basis points) 7/9/2020 (7)	10,000,000	9,998,289
1.940% 12/18/2019 (6)	12,200,000	12,128,996
2.000% (LIBOR 1 Month - 10 basis points) 12/2/2019 (7)	12,800,000	12,798,788
2.040% (LIBOR 1 Month - 11 basis points) 9/25/2019 (7)	1,000,000	999,984
2.047% (LIBOR 1 Month - 7 basis points) 12/30/2019 (7)	14,000,000	13,999,771
2.060% (LIBOR 1 Month - 4 basis points) 5/1/2020 (7)	10,000,000	9,997,087
2.070% (LIBOR 1 Month - 3 basis points) 10/1/2019 (7)	10,000,000	9,999,979
2.100% (LIBOR 1 Month - 5 basis points) 2/25/2020 (7)	14,700,000	14,699,013
2.122% (LIBOR 1 Month + 1 basis points) 7/30/2020 (7)	20,000,000	19,999,686
2.136% (LIBOR 3 Month - 12 basis points) 1/27/2020 (7)	1,500,000	1,500,459
2.150% (SOFR + 3 basis points) 2/6/2020 (7)	4,000,000	4,000,000
2.195% (LIBOR 1 Month + 5 basis points) 1/27/2020 (7)	15,000,000	15,006,415
2.196% 4/14/2020 (7)	15,000,000	15,000,000
2.206% (LIBOR 1 Month + 1 basis points) 1/12/2021 (7)	7,000,000	6,995,808
2.211% (LIBOR 1 Month + 1 basis points) 12/11/2020 (7)	4,150,000	4,145,867
2.219% (LIBOR 1 Month + 5 basis points) 2/21/2020 (7)	8,500,000	8,504,229
2.240% (SOFR + 12 basis points) 3/18/2021 (7)	10,000,000	10,002,257
2.240% (U.S. Federal Funds Effective Rate (continuous series) + 12 basis points) 2/18/2020 (7)	10,000,000	10,002,266

Description	Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations (continued)

Federal Farm Credit Bank (continued)
2.250% (FCPR DLY - 300 basis points) 3/22/2021 (7)	$10,000,000	$9,998,429
2.320% (FCPR DLY - 293 basis points) 9/24/2020 (7)	20,000,000	20,033,759
2.326% (LIBOR 1 Month + 18 basis points) 10/24/2019 (7)	2,295,000	2,295,995
2.340% (FCPR DLY - 291 basis points) 1/25/2021 (7)	24,000,000	24,049,899
2.362% (LIBOR 1 Month + 19 basis points) 9/20/2019 (7)	1,510,000	1,510,215
2.381% (LIBOR 1 Month + 18 basis points) 10/11/2019 (7)	12,315,000	12,318,693

		351,884,893

Federal Home Loan Bank — 29.2%
1.986% 2/7/2020 (6)	15,000,000	14,871,475
2.015% 1/17/2020 (6)	17,000,000	16,868,689
2.020% 1/22/2020 (6)	18,500,000	18,351,558
2.029% (LIBOR 3 Month - 26 basis points) 10/7/2019 (7)	15,000,000	14,998,808
2.050% 1/17/2020 (6)	12,000,000	11,905,700
2.072% (LIBOR 1 Month - 10 basis points) 10/23/2019 (7)	12,500,000	12,500,000
2.075% (LIBOR 1 Month - 7 basis points) 12/27/2019 (7)	16,000,000	15,997,069
2.081% (LIBOR 3 Month - 26 basis points) 10/11/2019 (7)	15,000,000	14,998,469
2.090% 8/14/2020	17,500,000	17,500,000
2.100% 8/12/2020	20,000,000	20,000,000
2.100% 9/11/2020	15,000,000	15,000,000
2.102% (LIBOR 1 Month - 7 basis points) 1/23/2020 (7)	10,000,000	10,000,004
2.112% (LIBOR 1 Month - 6 basis points) 2/20/2020 (7)	20,000,000	20,000,000
2.114% (LIBOR 1 Month - 8 basis points) 11/13/2019 (7)	10,000,000	9,999,321
2.120% (SOFR) 12/11/2019 (7)	17,000,000	17,000,000
2.122% (LIBOR 1 Month - 6 basis points) 9/18/2019 (7)	15,000,000	14,999,885
2.125% (SOFR + 1 basis points) 10/10/2019 (7)	25,000,000	25,000,000
2.125% (SOFR + 1 basis points) 1/17/2020 (7)	20,000,000	20,000,000
2.130% 10/11/2019 (6)	20,000,000	19,952,667
2.130% (SOFR + 1 basis points) 11/13/2019 (7)	20,000,000	20,000,321
2.130% (SOFR + 1 basis points) 12/20/2019 (7)	15,000,000	15,000,000
2.130% (SOFR + 1 basis points) 1/24/2020 (7)	22,000,000	22,000,000
2.137% (LIBOR 1 Month - 6 basis points) 9/16/2019 (7)	4,600,000	4,600,042
2.140% (SOFR + 2 basis points) 2/21/2020 (7)	22,000,000	22,000,000
2.143% (LIBOR 1 Month - 8 basis points) 2/7/2020 (7)	15,000,000	14,999,823
2.145% (SOFR + 3 basis points) 9/20/2019 (7)	23,000,000	23,000,000
2.145% (SOFR + 3 basis points) 4/22/2020 (7)	8,300,000	8,300,000
2.147% (LIBOR 1 Month - 3 basis points) 4/20/2020 (7)	10,750,000	10,749,365
2.150% 7/30/2020	15,000,000	15,000,000

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2019

Schedules of Investments

Government Money Market Fund (continued)

Description	Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations (continued)

Federal Home Loan Bank (continued)
2.150% (SOFR + 3 basis points) 12/6/2019 (7)	$14,000,000	$14,000,000
2.150% (SOFR + 3 basis points) 3/27/2020 (7)	15,000,000	15,000,000
2.150% (SOFR + 3 basis points) 7/17/2020 (7)	11,000,000	11,000,000
2.150% (SOFR + 3 basis points) 11/6/2020 (7)	12,000,000	12,000,000
2.153% (LIBOR 3 Month - 15 basis points) 1/17/2020 (7)	8,500,000	8,500,000
2.154% 10/11/2019 (6)	15,000,000	14,964,100
2.155% (SOFR + 4 basis points) 5/8/2020 (7)	20,000,000	20,000,000
2.155% (SOFR + 4 basis points) 6/19/2020 (7)	17,000,000	17,000,000
2.160% 10/9/2019 (6)	20,000,000	19,954,400
2.160% (SOFR + 4 basis points) 8/25/2020 (7)	15,500,000	15,500,000
2.160% (SOFR + 4 basis points) 2/9/2021 (7)	12,000,000	12,000,000
2.165% (SOFR + 5 basis points) 9/28/2020 (7)	14,000,000	14,000,000
2.167% 10/23/2020 (7)	14,750,000	14,750,000
2.170% 8/5/2020	20,000,000	20,000,000
2.170% (SOFR + 5 basis points) 1/17/2020 (7)	2,000,000	2,000,000
2.170% (SOFR + 5 basis points) 1/22/2021 (7)	5,700,000	5,700,000
2.171% 10/16/2019 (6)	25,000,000	24,933,437
2.175% (SOFR + 6 basis points) 5/14/2021 (7)	16,350,000	16,350,000
2.185% (SOFR + 7 basis points) 11/15/2019 (7)	19,000,000	19,000,826
2.185% (SOFR + 7 basis points) 3/27/2020 (7)	14,000,000	14,000,000
2.190% 10/2/2019 (6)	13,500,000	13,474,541
2.195% 9/30/2019 (6)	25,000,000	24,956,601
2.195% (SOFR + 8 basis points) 7/24/2020 (7)	10,000,000	10,000,000
2.195% (SOFR + 8 basis points) 7/8/2021 (7)	18,000,000	18,000,000
2.195% (SOFR + 8 basis points) 7/23/2021 (7)	10,000,000	10,000,000
2.200% 9/4/2019 (6)	25,000,000	24,995,417
2.209% (LIBOR 1 Month - 2 basis points) 1/6/2020 (7)	20,000,000	20,000,000
2.225% (SOFR + 11 basis points) 10/1/2020 (7)	13,000,000	13,000,000
2.235% (SOFR + 12 basis points) 3/12/2021 (7)	11,000,000	11,000,000
2.400% 6/17/2020	15,650,000	15,650,000
2.450% 9/23/2019 (6)	13,000,000	12,999,782

		930,322,300

Federal Home Loan Mortgage Corporation — 6.2%
0.010% 6/4/2020	15,000,000	15,000,000
1.930% 12/4/2019 (6)	17,500,000	17,411,810
2.120% (SOFR) 2/12/2020 (7)	26,000,000	26,000,000
2.125% (SOFR + 1 basis points) 5/13/2020 (7)	20,000,000	20,000,000
2.140% 3/3/2020	15,000,000	15,000,000

Description	Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations (continued)

Federal Home Loan Mortgage Corporation (continued)
2.145% (SOFR + 3 basis points) 5/22/2020 (7)	$20,000,000	$20,000,000
2.150% (SOFR + 3 basis points) 8/21/2020 (7)	15,000,000	15,000,000
2.400% 6/12/2020	18,650,000	18,650,000
2.440% 6/9/2020	18,000,000	18,000,000
2.495% 6/4/2020	20,000,000	20,000,033
2.520% 4/15/2020	11,150,000	11,150,000

		196,211,843

Federal National Mortgage Association — 2.5%
1.940% 11/1/2019 (6)	20,000,000	19,934,256
1.959% 11/27/2019 (6)	15,000,000	14,928,986
2.125% (SOFR + 1 basis points) 2/24/2020 (7)	15,000,000	15,000,000
2.195% (SOFR + 8 basis points) 10/30/2020 (7)	9,000,000	9,000,000
2.280% (SOFR + 16 basis points) 1/30/2020 (7)	21,000,000	21,002,710

		79,865,952

Sovereign — 3.0%
1.976% 1/20/2027 (7)	15,000,000	15,000,000
1.976% 6/20/2027 (7)	15,000,000	15,000,000
1.976% 6/20/2027 (7)	5,000,000	5,000,000
1.976% 9/20/2027 (7)	14,000,000	14,000,000
1.976% 10/15/2030 (7)	10,000,000	10,000,000
1.977% 1/20/2035 (7)	13,000,000	13,000,000
1.977% 1/20/2035 (7)	5,000,000	5,000,000
1.977% 4/20/2035 (7)	5,000,000	5,000,000
1.977% 4/20/2035 (7)	15,000,000	15,000,000

		97,000,000

Total U.S. Government & U.S. Government Agency Obligations		1,655,284,988

U.S. Treasury Bills — 4.0%

U.S. Treasury Bonds & Notes — 4.0%
United States Treasury Bill:
1.879% 2/20/2020 (6)	15,000,000	14,868,420
1.935% 2/6/2020 (6)	15,000,000	14,875,509
1.935% 2/13/2020 (6)	15,000,000	14,870,063
1.957% 11/21/2019 (6)	15,000,000	14,935,166
2.004% 10/22/2019 (6)	15,000,000	14,957,426
2.029% 9/17/2019 (6)	20,000,000	19,981,969
2.075% 10/1/2019 (6)	20,000,000	19,966,000
2.090% 9/24/2019 (6)	15,000,000	14,979,966

		129,434,519

Total Investments — 100.1% (at amortized cost)		3,193,672,635
Other Assets and Liabilities — (0.1)%		(3,858,092)

Total Net Assets — 100.0%		$3,189,814,543

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Tax-Free Money Market Fund

Description	Principal Amount	Value
Municipals — 95.6%

Alabama — 11.7%
Chatom Industrial Development Board, 1.400%, 8/1/2037 (7)	$5,500,000	$5,500,000
City of Oxford, 1.420%, 9/1/2041 (7)	12,745,000	12,745,000
Columbia Industrial Development Board, 1.430%, 12/1/2037 (7)	3,700,000	3,700,000
Industrial Development Board of the City of Mobile Alabama, 1.460%, 6/1/2034 (7)	10,000,000	10,000,000
Tender Option Bond Trust Receipts/Certificates:
1.530% 5/1/2026 (5)(7)	6,000,000	6,000,000
1.530% 7/1/2026 (5)(7)	10,000,000	10,000,000

		47,945,000

Alaska — 0.5%
City of Valdez, 1.350%, 12/1/2033 (7)	2,115,000	2,115,000

California — 3.4%
Tender Option Bond Trust Receipts/Certificates:
1.450% 11/1/2023 (5)(7)	5,070,000	5,070,000
1.500% 9/1/2042 (5)(7)	8,945,000	8,945,000

		14,015,000

Connecticut — 3.0%
State of Connecticut, 1.440%, 5/15/2034 (7)	12,200,000	12,200,000

Delaware — 2.3%
Delaware State Health Facilities Authority, 1.390%, 10/1/2038 (7)	9,255,000	9,255,000

District of Columbia — 1.7%
District of Columbia, 1.340%, 9/5/2019	7,000,000	7,000,000

Florida — 8.0%
City of Jacksonville:
1.330% 8/1/2036 (7)	4,890,000	4,890,000
1.330% 8/1/2036 (7)	3,000,000	3,000,000
1.430% 9/19/2019	12,300,000	12,300,000
Highlands County Health Facilities Authority:
1.350% 11/15/2035 (7)	2,000,000	2,000,000
1.350% 11/15/2037 (7)	400,000	400,000
Miami-Dade County Industrial Development Authority, 1.410%, 6/1/2021 (7)	2,000,000	2,000,000
School District of Broward County, 3.000%, 6/30/2020	4,000,000	4,060,600
Tender Option Bond Trust Receipts/Certificates, 1.380%, 7/1/2040 (5)(7)	4,075,000	4,075,000

		32,725,600

Georgia — 2.2%
Private Colleges & Universities Authority, 1.350%, 9/1/2036 (7)	2,225,000	2,225,000
RBC Municipal Products, Inc.Trust, 1.410%, 10/1/2021 (5)(7)	5,000,000	5,000,000

Description	Principal Amount	Value
Municipals (continued)

Georgia (continued)
Tender Option Bond Trust Receipts/Certificates, 1.400%, 10/1/2024 (5)(7)	$1,600,000	$1,600,000

		8,825,000

Idaho — 0.1%
Idaho Health Facilities Authority, 1.350%, 12/1/2048 (7)	500,000	500,000

Illinois — 7.1%
Illinois Finance Authority:
1.330% 7/1/2038 (7)	5,417,000	5,417,000
1.340% 7/1/2039 (7)	449,000	449,000
Illinois State Toll Highway Authority, 1.380%, 7/1/2030 (7)	725,000	725,000
Phoenix Realty Special Account-U LP, 1.380%, 4/1/2020 (7)	8,075,000	8,075,000
Tender Option Bond Trust Receipts/Certificates:
1.380% 1/15/2026 (5)(7)	7,500,000	7,500,000
1.550% 11/15/2025 (5)(7)	6,670,000	6,670,000

		28,836,000

Indiana — 1.9%
Tender Option Bond Trust Receipts/Certificates, 1.500%, 5/14/2026 (5)(7)	7,770,000	7,770,000

Iowa — 3.2%
Iowa Finance Authority:
1.380% 6/1/2039 (7)	9,800,000	9,800,000
1.390% 9/1/2036 (7)	3,200,000	3,200,000

		13,000,000

Maryland — 1.5%
Maryland Economic Development Corp., 1.370%, 2/15/2043 (7)	1,635,000	1,635,000
Washington Suburban Sanitary Commission, 1.380%, 6/1/2023 (7)	4,575,000	4,575,000

		6,210,000

Massachusetts — 2.4%
Massachusetts Bay Transportation Authority, 1.370%, 3/1/2030 (7)	10,000,000	10,000,000

Michigan — 2.4%
Michigan Finance Authority, 4.000%, 8/20/2020	2,000,000	2,051,552
Michigan State University:
1.370% 8/15/2030 (7)	1,610,000	1,610,000
1.370% 2/15/2033 (7)	6,000,000	6,000,000

		9,661,552

Minnesota — 1.7%
City of Ramsey, 1.550%, 12/1/2023 (7)	1,600,000	1,600,000
Minnesota Higher Education Facilities Authority:
1.450% 3/1/2024 (7)	2,000,000	2,000,000
1.450% 3/1/2033 (7)	3,415,000	3,415,000

		7,015,000

Mississippi — 1.0%
Mississippi Business Finance Corp.:
1.350% 11/1/2035 (7)	3,235,000	3,235,000
1.900% 5/1/2037 (7)	1,000,000	1,000,000

		4,235,000

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2019

Schedules of Investments

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Missouri — 3.7%
Greene County Industrial Development Authority, 1.430%, 5/1/2039 (7)	$905,000	$905,000
Missouri Development Finance Board, 1.400%, 12/1/2037 (7)	4,000,000	4,000,000
Tender Option Bond Trust Receipts/Certificates, 1.450%, 5/15/2041 (5)(7)	10,000,000	10,000,000

		14,905,000

Nebraska — 0.1%
Nebraska Investment Finance Authority, 2.100%, 9/1/2031 (7)	600,000	600,000

New Jersey — 0.5%
Lyndhurst Township School District, 1.875%, 9/10/2020 (8)	2,000,000	2,011,700

New York — 4.2%
City of New York, 1.400%, 4/1/2042 (7)	1,000,000	1,000,000
New York City Water & Sewer System:
1.370% 6/15/2039 (7)	1,100,000	1,100,000
1.380% 6/15/2044 (7)	6,000,000	6,000,000
RBC Municipal Products, Inc.Trust, 1.410%, 3/1/2022 (5)(7)	6,000,000	6,000,000
Whitney Point Central School District, 2.500%, SAW, 6/26/2020	3,000,000	3,026,029

		17,126,029

North Carolina — 3.3%
City of Raleigh Combined Enterprise System Revenue, 1.390%, 3/1/2035 (7)	6,000,000	6,000,000
Tender Option Bond Trust Receipts/Certificates, 1.400%, 7/1/2041 (5)(7)	7,265,000	7,265,000

		13,265,000

Ohio — 6.1%
American Municipal Power, Inc., 2.500%, 6/25/2020	1,600,000	1,612,378
County of Franklin, 1.350%, 12/1/2046 (7)	3,750,000	3,750,000
County of Lake, 3.000%, 1/16/2020	2,500,000	2,508,267
County of Lorain, 3.000%, 2/7/2020	2,225,000	2,234,974
Port of Greater Cincinnati Development Authority:
1.720% 11/1/2023 (7)	1,230,000	1,230,000
1.720% 11/1/2025 (7)	245,000	245,000
RBC Municipal Products, Inc.Trust, 1.380%, 10/1/2020 (5)(7)	4,110,000	4,110,000
South-Western City School District, 3.000%, 12/5/2019	1,900,000	1,906,029
State of Ohio, 1.400%, 1/1/2052 (7)	3,500,000	3,500,000
Tender Option Bond Trust Receipts/Certificates, 1.510%, 6/1/2026 (5)(7)	4,000,000	4,000,000

		25,096,648

Description	Principal Amount	Value
Municipals (continued)

Pennsylvania — 1.1%
RBC Municipal Products, Inc.Trust, 1.550%, (SIFMA Municipal Swap Index Yield), 12/1/2025 (5)(7)	$4,325,000	$4,325,000

South Dakota — 3.1%
South Dakota Housing Development Authority:
1.470% 11/1/2048 (7)	6,110,000	6,110,000
1.520% 5/1/2048 (7)	6,470,000	6,470,000

		12,580,000

Tennessee — 1.9%
City of Memphis, 1.360%, 10/3/2019	6,000,000	6,000,000
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, 1.500%, 7/1/2020	1,750,000	1,750,000

		7,750,000

Texas — 13.6%
Atascosa County Industrial Development Corp., 1.350%, 6/30/2020 (7)	9,500,000	9,500,000
City of Austin, 1.360%, 11/15/2029 (7)	1,260,000	1,260,000
City of San Antonio, 1.520%, 10/2/2019	4,300,000	4,300,000
Harris County Cultural Education Facilities Finance Corp., 1.390%, 12/1/2024 (7)	8,390,000	8,390,000
Harris County Health Facilities Development Corp.:
1.390% 12/1/2041 (7)	4,000,000	4,000,000
1.390% 12/1/2041 (7)	4,600,000	4,600,000
San Antonio Texas Water System, 1.350%, 11/4/2019	3,000,000	3,000,000
State of Texas:
1.390% 6/1/2046 (7)	3,400,000	3,400,000
1.500% 12/1/2049 (7)	4,950,000	4,950,000
Tarrant County Cultural Education Facilities Finance Corp.:
1.350% 11/15/2051 (7)	1,445,000	1,445,000
1.380% 11/15/2033 (7)	2,285,000	2,285,000
University of North Texas System, 1.350%, 9/19/2019	8,280,000	8,280,000

		55,410,000

Washington — 3.5%
Seattle Housing Authority, 1.510%, 6/1/2040 (7)	975,000	975,000
Tender Option Bond Trust Receipts/Certificates, 1.410%, 7/1/2026 (5)(7)	5,000,000	5,000,000
Washington Higher Education Facilities Authority, 1.390%, 10/1/2029 (7)	6,050,000	6,050,000
Washington State Housing Finance Commission, 1.460%, 7/1/2028 (7)	2,290,000	2,290,000

		14,315,000

Wisconsin — 0.4%
Wisconsin Health & Educational Facilities Authority, 1.410%, 5/1/2030 (7)	1,480,000	1,480,000

Total Municipals		390,172,529

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Tax-Free Money Market Fund (continued)

Description	Shares	Value
Mutual Funds — 4.7%
BlackRock Liquidity Funds T-Fund Portfolio — Institutional Class, 1.980%	1,231,459	$1,231,459
Federated Institutional Tax-Free Cash Trust — Institutional Class, 1.250%	17,967,931	17,967,931

Total Mutual Funds		19,199,390

Total Investments — 100.3% (at amortized cost)		409,371,919
Other Assets and Liabilities — (0.3)%		(1,295,926)

Total Net Assets — 100.0%		$408,075,993

Prime Money Market Fund

Description	Principal Amount	Value
Certificates of Deposit — 23.2%

Banks — 23.2%
Bank of Nova Scotia, 2.558% (LIBOR 3 Month + 28 basis points), 10/21/2019 (7)	$2,500,000	$2,500,595
Canadian Imperial Bank of Commerce:
2.380% (FEDL 1 Month + 26 basis points), 6/8/2020 (7)	3,000,000	3,000,000
2.487% (LIBOR 3 Month + 10 basis points), 9/20/2019 (7)	3,000,000	3,000,000
Credit Suisse AG:
2.310% (SOFR + 19 basis points), 10/10/2019 (7)	3,000,000	3,000,000
2.332% (LIBOR 1 Month + 16 basis points), 12/20/2019 (7)	1,500,000	1,500,000
2.360% (SOFR + 24 basis points), 10/1/2019 (7)	3,000,000	3,000,000
2.440% (SOFR + 32 basis points), 7/27/2020 (7)	3,000,000	3,000,000
2.500% (SOFR + 38 basis points), 3/6/2020 (7)	2,500,000	2,500,000
2.500% (SOFR + 38 basis points), 5/4/2020 (7)	2,500,000	2,500,000
Goldman Sachs Bank USA:
2.389% (LIBOR 1 Month + 30 basis points), 11/4/2019 (7)	3,000,000	3,001,129
2.527% (SOFR + 25 basis points), 6/25/2020 (7)	2,750,000	2,750,000
HSBC Bank USA NA:
2.285% (LIBOR 3 Month + 1 basis points), 10/25/2019 (7)	2,500,000	2,500,000
2.339% (LIBOR 1 Month + 25 basis points), 10/3/2019 (7)	2,500,000	2,500,000
2.351% (LIBOR 1 Month + 15 basis points), 9/11/2019 (7)	2,500,000	2,500,000
Mizuho Bank, Ltd.:
2.332% (LIBOR 1 Month + 15 basis points), 11/18/2019 (7)	2,500,000	2,500,063
2.361% (LIBOR 1 Month + 16 basis points), 9/12/2019 (7)	3,000,000	3,000,000
2.633% (LIBOR 3 Month + 33 basis points), 4/15/2020 (7)	3,000,000	3,003,433

Description	Principal Amount	Value
Certificates of Deposit (continued)

Banks (continued)
MUFG Bank, Ltd.:
2.383% (LIBOR 3 Month + 10 basis points), 10/24/2019 (7)	$3,000,000	$3,000,000
2.494% (LIBOR 1 Month + 25 basis points), 5/5/2020 (7)	3,000,000	3,000,016
National Bank of Canada, 2.301% (LIBOR 1 Month + 10 basis points), 10/10/2019 (7)	3,000,000	3,000,000
Nordea Bank AB, 2.720% 2/20/2020	2,850,000	2,855,677
Norinchukin Bank:
2.220% 1/31/2020	3,500,000	3,500,000
2.250% 10/24/2019	3,000,000	3,000,000
2.270% 1/21/2020	3,000,000	3,000,000
2.530% 9/13/2019	3,000,000	3,000,119
2.530% 11/25/2019	2,500,000	2,500,000
2.540% 11/15/2019	2,500,000	2,500,049
Royal Bank of Canada, 2.363% (LIBOR 3 Month + 6 basis points), 4/17/2020 (7)	2,750,000	2,750,000
Skandinaviska Enskilda Banken AB:
2.410% 10/7/2019	2,500,000	2,500,001
2.570% 11/1/2019	2,500,000	2,500,037
Sumitomo Mitsui Banking Corp.:
2.302% (LIBOR 1 Month + 12 basis points), 11/18/2019 (7)	2,500,000	2,500,000
2.374% (LIBOR 1 Month + 13 basis points), 9/5/2019 (7)	2,500,000	2,500,000
2.928% (LIBOR 3 Month + 45 basis points), 9/5/2019 (7)	1,650,000	1,650,071
Sumitomo Mitsui Trust Bank, Ltd., 2.302% (LIBOR 1 Month + 19 basis points), 1/31/2020 (7)	3,000,000	2,999,947
Swedbank AB, 2.610% (LIBOR 3 Month + 20 basis points), 9/16/2019 (7)	2,500,000	2,500,313
Toronto-Dominion Bank:
2.250% 1/8/2020	3,500,000	3,500,000
2.420% (FEDL 1 Month + 30 basis points), 2/27/2020 (7)	2,500,000	2,500,000
2.469% (LIBOR 3 Month + 13 basis points), 10/15/2019 (7)	3,000,000	3,000,000
2.470% (FEDL 1 Month + 35 basis points), 7/30/2020 (7)	3,000,000	3,000,000
Wells Fargo Bank NA:
2.460% (FEDL 1 Month + 30 basis points), 8/14/2020 (7)	2,500,000	2,500,000
2.503% (LIBOR 3 Month + 20 basis points), 1/8/2020 (7)	3,000,000	3,000,000

Westpac Banking Corp., 2.420% (U.S. Federal Funds Effective Rate (continuous series) + 30 basis points), 2/14/2020 (7)	2,500,000	2,500,000

Total Certificates of Deposit		115,011,450

Commercial Paper — 50.9%

Asset-Backed Securities — 40.2%
Atlantic Asset Securitization LLC:
2.190% 11/4/2019 (6)	3,000,000	2,988,320
2.222% (LIBOR 1 Month + 11 basis points), 10/30/2019 (5) (7)	3,000,000	3,000,000
2.255% (LIBOR 1 Month + 11 basis points), 11/26/2019 (5) (7)	2,500,000	2,500,000

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2019

Schedules of Investments

Prime Money Market Fund (continued)

Description	Principal Amount	Value
Commercial Paper (continued)

Asset-Backed Securities (continued)
Bedford Row Funding Corp.:
2.289% (LIBOR 3 Month + 3 basis points), 1/23/2020 (5) (7)	$2,500,000	$2,500,000
2.297% (LIBOR 1 Month + 10 basis points), 12/16/2019 (5) (7)	2,500,000	2,500,000
2.335% (LIBOR 1 Month + 19 basis points), 6/25/2020 (5) (7)	3,000,000	3,000,000
2.350% (LIBOR 1 Month + 12 basis points), 11/1/2019 (5) (7)	3,000,000	3,000,049
2.412% (LIBOR 1 Month + 24 basis points), 7/20/2020 (5) (7)	3,000,000	3,000,000
2.431% (LIBOR 1 Month + 22 basis points), 9/9/2019 (5) (7)	3,000,000	3,000,000
CAFCO LLC, 2.260% 9/27/2019 (6)	3,500,000	3,494,287
Chariot Funding LLC, 2.420% 9/10/2019 (6)	2,500,000	2,498,487
Chesham Finance Ltd., 2.150% 9/3/2019 (6)	19,000,000	18,997,731
Columbia Funding Co. LLC:
2.190% 12/6/2019 (6)	5,000,000	4,970,800
2.200% 9/3/2019 (6)	12,500,000	12,498,472
CRC Funding LLC, 2.260% 10/16/2019 (6)	3,500,000	3,490,112
Crown Point Capital Co. LLC:
2.130% 12/5/2019 (6)	3,000,000	2,983,137
2.250% 9/27/2019 (6)	4,000,000	3,993,500
Glencove Funding LLC:
2.140% 9/4/2019 (6)	4,000,000	3,999,287
2.150% 9/3/2019 (6)	3,500,000	3,499,582
2.243% (1 year USD Swap + 10 basis points), 10/22/2019 (5) (7)	5,000,000	5,000,000
2.243% (1 year USD Swap + 10 basis points), 10/31/2019 (5) (7)	3,500,000	3,500,000
2.243% (1 year USD Swap + 10 basis points), 2/14/2020 (5) (7)	3,000,000	3,000,000
Gotham Funding Corp., 2.200% 9/10/2019 (6)	5,000,000	4,997,250
Lexington Parker Capital Co. LLC:
2.200% 9/4/2019 (6)	5,000,000	4,999,083
2.200% 10/4/2019 (6)	3,000,000	2,993,950
2.200% 11/15/2019 (6)	1,250,000	1,244,271
2.260% 11/1/2019 (6)	3,000,000	2,988,512
2.279% 10/4/2019 (6)	4,000,000	3,991,787
2.280% 10/30/2019 (6)	2,500,000	2,490,658
Liberty Street Funding LLC, 2.120% 12/5/2019 (6)	3,000,000	2,983,217
LMA Americas LLC:
2.400% 11/4/2019 (6)	2,500,000	2,489,333
2.540% 11/15/2019 (6)	2,000,000	1,989,417
2.570% 9/18/2019 (6)	3,000,000	2,996,359
2.600% 10/21/2019 (6)	2,500,000	2,490,972
2.620% 1/27/2020 (6)	2,000,000	1,979,116
Longship Funding LLC:
2.150% 9/12/2019 (6)	5,000,000	4,996,715
2.190% 9/19/2019 (6)	3,000,000	2,996,715
2.200% 9/3/2019 (6)	5,000,000	4,999,389
Old Line Funding LLC:
2.265% (LIBOR 1 Month + 12 basis points), 9/27/2019 (5) (7)	3,000,000	3,000,000
2.390% (LIBOR 1 Month + 16 basis points), 4/1/2020 (5) (7)	2,750,000	2,750,000

Description	Principal Amount	Value
Commercial Paper (continued)

Asset-Backed Securities (continued)
Regency Markets No. 1 LLC:
2.210% 9/16/2019 (6)	$5,000,000	$4,995,396
2.230% 9/9/2019 (6)	7,500,000	7,496,283
Sheffield Receivables Co. LLC:
2.020% 2/19/2020 (6)	2,500,000	2,476,013
2.130% 12/6/2019 (6)	2,500,000	2,485,800
2.260% 11/7/2019 (6)	3,000,000	2,987,382
2.300% (SOFR + 18 basis points), 12/2/2019 (5) (7)	3,000,000	3,000,000
2.320% (SOFR + 20 basis points), 10/18/2019 (5) (7)	1,750,000	1,750,000
2.620% 10/1/2019 (6)	2,500,000	2,494,542
Thunder Bay Funding LLC:
2.282% (LIBOR 1 Month + 11 basis points), 12/20/2019 (5) (7)	2,500,000	2,500,000
2.302% (LIBOR 1 Month + 12 basis points), 9/18/2019 (5) (7)	2,500,000	2,500,000
2.311% (LIBOR 1 Month + 11 basis points), 10/10/2019 (5) (7)	3,000,000	3,000,000
2.331% (LIBOR 1 Month + 13 basis points), 2/10/2020 (5) (7)	2,750,000	2,750,000
2.362% (LIBOR 1 Month + 18 basis points), 3/19/2020 (5) (7)	2,500,000	2,500,000
Victory Receivables Corp., 2.300% 9/6/2019 (6)	4,000,000	3,998,722

		199,724,646

Auto Manufacturers — 2.4%
Toyota Motor Credit Corp.:
2.272% (LIBOR 1 Month + 16 basis points), 2/28/2020 (7)	2,500,000	2,500,000
2.373% (LIBOR 1 Month + 15 basis points), 1/31/2020 (7)	3,000,000	3,000,000
2.377% (LIBOR 1 Month + 18 basis points), 4/9/2020 (7)	3,275,000	3,275,000
2.404% (LIBOR 3 Month + 10 basis points), 10/11/2019 (7)	3,000,000	3,000,000

		11,775,000

Banks — 1.1%
Bank of Nova Scotia:
2.350% (SOFR + 23 basis points), 6/18/2020 (5) (7)	2,500,000	2,500,000
2.430% (FEDL 1 Month + 31 basis points), 5/8/2020 (7)	3,000,000	3,000,000

		5,500,000

Diversified Financial Services — 1.0%
Collateralized Commercial Paper Co. LLC, 2.466% (LIBOR 3 Month + 3 basis points), 9/12/2019 (7)	3,000,000	3,000,000
JP Morgan Securities LLC, 2.376% (LIBOR 1 Month + 21 basis points), 9/23/2019 (5) (7)	2,000,000	1,999,796

		4,999,796

Foreign Banks — 6.2%
Credit Suisse AG, 2.410% (SOFR + 29 basis points), 8/7/2020 (7)	3,000,000	3,000,000
Mitsubishi UFJ Trust & Banking Corp., 2.326% (LIBOR 1 Month + 18 basis points), 1/24/2020 (7)	3,650,000	3,650,000
Mizuho Bank, Ltd., 2.080% 2/7/2020	2,500,000	2,500,211

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Prime Money Market Fund (continued)

Description	Shares or Principal Amount	Value
Commercial Paper (continued)

Foreign Banks (continued)
Royal Bank of Canada:
2.380% (FEDL 1 Month + 26 basis points), 6/8/2020 (5) (7)	$2,500,000	$2,500,000
2.400% (FEDL 1 Month + 28 basis points), 3/13/2020 (5) (7)	2,500,000	2,499,445
Sumitomo Mitsui Trust Bank, Ltd.:
2.260% 1/10/2020	3,000,000	3,000,322
2.300% 11/13/2019	3,000,000	3,000,000
Toronto-Dominion Bank:
2.265% (LIBOR 1 Month + 12 basis points), 11/26/2019 (5) (7)	2,500,000	2,500,000
2.390% (FEDL 1 Month + 27 basis points), 6/15/2020 (5) (7)	2,500,000	2,500,000
Westpac Banking Corp.:
2.413% (LIBOR 3 Month + 10 basis points), 10/4/2019 (5) (7)	3,000,000	2,999,967
2.500% (LIBOR 3 Month + 18 basis points), 1/2/2020 (5) (7)	2,500,000	2,501,179

		30,651,124

Total Commercial Paper		252,650,566

Municipals — 0.4%

Colorado — 0.4%
Colorado Housing & Finance Authority, 2.150%, 10/1/2036 (7)	1,940,000	1,940,000
Mutual Funds — 2.6%
BlackRock Liquidity Funds T-Fund Portfolio — Institutional Class, 1.980%	6,000,000	6,000,000

Invesco Government & Agency Portfolio — Institutional Class, 2.016%	7,000,000	7,000,000

Total Mutual Funds		13,000,000

Repurchase Agreements — 22.9%
Agreement with Fixed Income Clearing Corp., 1.200%, dated 8/30/2019, to be repurchased at $8,908,488 on 9/3/2019, collateralized by U.S. Government Treasury Obligations with a maturity of 12/31/2020, with a fair value of $9,089,490	$8,907,300	8,907,300
Agreement with Fixed Income Clearing Corp., 2.150%, dated 8/30/2019, to be repurchased at $70,016,722 on 9/3/2019, collateralized by U.S.Government Treasury Obligations with various maturities to 5/15/2028, with a fair value of $71,400,128	70,000,000	70,000,000

Description	Principal Amount	Value
Repurchase Agreements (continued)
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.150%, dated 8/30/2019, to be repurchased at $35,008,361 on 9/3/2019, collateralized by U.S. Government Agency Obligation with a maturity of 3/1/2049, with a fair value of $35,700,000	$35,000,000	$35,000,000

Total Repurchase Agreements		113,907,300

Total Investments — 100.0% (at amortized cost)		496,509,316
Other Assets and Liabilities — 0.0%		14,046

Total Net Assets — 100.0%		$496,523,362

Institutional Prime Money Market Fund

Description	Principal Amount	Value
Certificates of Deposit — 23.4%

Banks — 23.4%
Bank of Nova Scotia, 2.558% (LIBOR 3 Month + 28 basis points), 10/21/2019 (7)	$2,500,000	$2,500,940
Canadian Imperial Bank of Commerce:
2.380% (FEDL 1 Month + 26 basis points), 6/8/2020 (7)	3,000,000	3,000,113
2.487% (LIBOR 3 Month + 10 basis points), 9/20/2019 (7)	3,500,000	3,500,132
Credit Suisse AG:
2.310% (SOFR + 19 basis points), 10/10/2019 (7)	3,500,000	3,501,450
2.332% (LIBOR 1 Month + 16 basis points), 12/20/2019 (7)	3,500,000	3,500,709
2.360% (SOFR + 24 basis points), 10/1/2019 (7)	3,500,000	3,501,326
2.500% (SOFR + 38 basis points), 3/6/2020 (7)	2,500,000	2,501,574
2.500% (SOFR + 38 basis points), 5/4/2020 (7)	3,500,000	3,503,702
Goldman Sachs Bank USA:
2.389% (LIBOR 1 Month + 30 basis points), 11/4/2019 (7)	4,000,000	4,001,822
2.527% (SOFR + 25 basis points), 6/25/2020 (7)	3,000,000	3,000,561
HSBC Bank USA NA:
2.285% (LIBOR 3 Month + 1 basis points), 10/25/2019 (7)	3,500,000	3,500,098
2.339% (LIBOR 1 Month + 25 basis points), 10/3/2019 (7)	3,000,000	3,000,422
2.351% (LIBOR 1 Month + 15 basis points), 9/11/2019 (7)	3,000,000	3,000,212
Mizuho Bank, Ltd.:
2.332% (LIBOR 1 Month + 15 basis points), 11/18/2019 (7)	4,500,000	4,501,071
2.361% (LIBOR 1 Month + 16 basis points), 9/12/2019 (7)	3,000,000	3,000,241
2.633% (LIBOR 3 Month + 33 basis points), 4/15/2020 (7)	3,500,000	3,503,770

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2019

Schedules of Investments

Institutional Prime Money Market Fund (continued)

Description	Principal Amount	Value
Certificates of Deposit (continued)

Banks (continued)
MUFG Bank, Ltd.:
2.383% (LIBOR 3 Month + 10 basis points), 10/24/2019 (7)	$3,500,000	$3,500,530
2.494% (LIBOR 1 Month + 25 basis points), 5/5/2020 (7)	4,000,000	4,000,116
National Bank of Canada, 2.301% (LIBOR 1 Month + 10 basis points), 10/10/2019 (7)	3,500,000	3,500,300
Nordea Bank AB, 2.720% 2/20/2020	2,850,000	2,861,833
Norinchukin Bank:
2.220% 1/31/2020	3,000,000	3,002,561
2.250% 10/24/2019	2,500,000	2,500,533
2.270% 1/21/2020	3,000,000	3,002,882
2.530% 9/13/2019	3,000,000	3,000,508
2.530% 11/25/2019 (6)	3,500,000	3,503,836
2.540% 11/15/2019 (6)	4,000,000	4,003,810
Royal Bank of Canada, 2.363% (LIBOR 3 Month + 6 basis points), 4/17/2020 (7)	3,500,000	3,500,308
Skandinaviska Enskilda Banken AB:
2.410% 10/7/2019	2,500,000	2,500,882
2.570% 11/1/2019	3,500,000	3,502,845
Sumitomo Mitsui Banking Corp.:
2.302% (LIBOR 1 Month + 12 basis points), 11/18/2019 (7)	3,500,000	3,500,603
2.374% (LIBOR 1 Month + 13 basis points), 9/5/2019 (7)	2,500,000	2,500,098
2.928% (LIBOR 3 Month + 45 basis points), 9/5/2019 (7)	2,000,000	2,000,023
Sumitomo Mitsui Trust Bank, Ltd., 2.302% (LIBOR 1 Month + 19 basis points), 1/31/2020 (7)	3,000,000	3,000,092
Swedbank AB, 2.610% (LIBOR 3 Month + 20 basis points), 9/16/2019 (7)	2,500,000	2,500,313
Toronto-Dominion Bank:
2.250% 1/8/2020	3,500,000	3,502,763
2.420% (FEDL 1 Month + 30 basis points), 2/27/2020 (7)	2,500,000	2,500,175
2.469% (LIBOR 3 Month + 13 basis points), 10/15/2019 (7)	4,000,000	4,000,581
2.470% (FEDL 1 Month + 35 basis points), 7/30/2020 (7)	3,000,000	3,000,387
Wells Fargo Bank NA:
2.460% (FEDL 1 Month + 30 basis points), 8/14/2020 (7)	3,000,000	3,000,419
2.503% (LIBOR 3 Month + 20 basis points), 1/8/2020 (7)	3,500,000	3,502,654
Westpac Banking Corp., 2.420% (U.S. Federal Funds Effective Rate (continuous series) + 30 basis points), 2/14/2020 (7)	3,000,000	3,001,254

Total Certificates of Deposit (identified cost $131,362,513)		131,408,449

Description	Principal Amount	Value
Commercial Paper — 48.8%

Asset-Backed Securities — 38.2%
Atlantic Asset Securitization LLC:
2.190% 11/4/2019 (6)	$3,000,000	$2,988,389
2.222% (LIBOR 1 Month + 11 basis points), 10/30/2019 (5)(7)	4,500,000	4,500,000
2.255% (LIBOR 1 Month + 11 basis points), 11/26/2019 (5)(7)	3,500,000	3,500,000
Bedford Row Funding Corp.:
2.289% (LIBOR 3 Month + 3 basis points), 1/23/2020 (5)(7)	3,500,000	3,500,000
2.297% (LIBOR 1 Month + 10 basis points), 12/16/2019 (5)(7)	2,750,000	2,750,000
2.335% (LIBOR 1 Month + 19 basis points), 6/25/2020 (5)(7)	3,000,000	3,000,000
2.350% (LIBOR 1 Month + 12 basis points), 11/1/2019 (5)(7)	3,000,000	3,000,367
2.412% (LIBOR 1 Month + 24 basis points), 7/20/2020 (5)(7)	3,000,000	2,999,741
2.431% (LIBOR 1 Month + 22 basis points), 9/9/2019 (5)(7)	3,000,000	3,000,000
Chesham Finance Ltd., 2.150% 9/3/2019 (6)	21,000,000	20,994,916
Columbia Funding Co. LLC:
2.190% 12/6/2019 (6)	5,000,000	4,971,213
2.200% 9/3/2019 (6)	15,000,000	14,996,368
CRC Funding LLC, 2.260% 10/16/2019 (6)	2,500,000	2,493,054
Crown Point Capital Co. LLC:
2.130% 12/5/2019 (6)	3,000,000	2,982,677
2.250% 9/27/2019 (6)	4,000,000	3,993,411
Glencove Funding LLC:
2.150% 9/3/2019 (6)	3,500,000	3,499,166
2.243% (1 year USD Swap + 10 basis points), 10/22/2019 (5)(7)	7,500,000	7,500,000
2.243% (1 year USD Swap + 10 basis points), 10/31/2019 (5)(7)	4,500,000	4,500,000
2.243% (1 year USD Swap + 10 basis points), 2/14/2020 (5)(7)	4,500,000	4,500,000
Gotham Funding Corp., 2.200% 9/10/2019 (6)	5,000,000	4,996,746
Lexington Parker Capital Co. LLC:
2.150% 11/15/2019 (6)	3,000,000	2,986,429
2.170% 9/4/2019 (6)	3,500,000	3,498,959
2.200% 9/4/2019 (6)	5,000,000	4,998,513
2.200% 10/4/2019 (6)	3,000,000	2,993,720
2.200% 11/15/2019 (6)	1,250,000	1,244,345
2.279% 10/4/2019 (6)	3,000,000	2,993,720
2.280% 10/30/2019 (6)	2,500,000	2,491,041
Liberty Street Funding LLC, 2.120% 12/5/2019 (6)	3,000,000	2,983,332
LMA Americas LLC:
2.400% 11/4/2019 (6)	2,500,000	2,490,600
2.540% 11/15/2019 (5)(6)	2,000,000	1,991,102
2.570% 9/18/2019 (5)(6)	4,000,000	3,995,575
2.600% 10/21/2019 (5)(6)	3,500,000	3,489,672
2.620% 1/27/2020 (5)(6)	3,000,000	2,974,813
LMA SA LMA AMERICAS, 2.150% 9/3/2019 (6)	3,500,000	3,499,167
Longship Funding LLC:
2.150% 9/12/2019 (6)	5,000,000	4,996,037
2.190% 9/19/2019 (6)	3,000,000	2,996,347

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Institutional Prime Money Market Fund (continued)

Description	Principal Amount	Value
Commercial Paper (continued)

Asset-Backed Securities (continued)
2.200% 9/3/2019 (6)	$5,000,000	$4,998,781
Old Line Funding LLC:
2.265% (LIBOR 1 Month + 12 basis points), 9/27/2019 (5)(7)	3,500,000	3,500,000
2.390% (LIBOR 1 Month + 16 basis points), 4/1/2020 (5)(7)	3,000,000	3,000,000
Regency Markets No. 1 LLC:
2.210% 9/16/2019 (6)	5,000,000	4,994,895
2.230% 9/9/2019 (6)	7,500,000	7,495,477
Sheffield Receivables Co. LLC:
2.020% 2/19/2020 (6)	3,000,000	2,969,797
2.130% 11/22/2019 (6)	3,000,000	2,985,307
2.130% 12/6/2019 (6)	2,500,000	2,485,742
2.260% 11/7/2019 (6)	2,500,000	2,489,894
2.300% (SOFR + 18 basis points), 12/2/2019 (5)(7)	4,000,000	4,000,000
2.320% (SOFR + 20 basis points), 10/18/2019 (5)(7)	2,750,000	2,750,000
2.620% 10/1/2019 (5)(6)	2,500,000	2,495,284
Thunder Bay Funding LLC:
2.282% (LIBOR 1 Month + 11 basis points), 12/20/2019 (5)(7)	3,000,000	3,000,000
2.302% (LIBOR 1 Month + 12 basis points), 9/18/2019 (5)(7)	2,500,000	2,500,000
2.311% (LIBOR 1 Month + 11 basis points), 10/10/2019 (5)(7)	3,500,000	3,500,000
2.331% (LIBOR 1 Month + 13 basis points), 2/10/2020 (5)(7)	2,750,000	2,750,000
2.362% (LIBOR 1 Month + 18 basis points), 3/19/2020 (5)(7)	3,500,000	3,500,362

		214,704,959

Auto Manufacturers — 2.5%
Toyota Motor Credit Corp.:
2.272% (LIBOR 1 Month + 16 basis points), 2/28/2020 (7)	3,250,000	3,250,000
2.373% (LIBOR 1 Month + 15 basis points), 1/31/2020 (7)	4,000,000	4,000,000
2.377% (LIBOR 1 Month + 18 basis points), 4/9/2020 (7)	3,000,000	3,000,000
2.404% (LIBOR 3 Month + 10 basis points), 10/11/2019 (7)	4,000,000	4,000,526

		14,250,526

Banks — 1.1%
Bank of Nova Scotia:
2.350% (SOFR + 23 basis points), 6/18/2020 (5)(7)	3,000,000	3,002,294
2.430% (FEDL 1 Month + 31 basis points), 5/8/2020 (7)	3,000,000	3,000,315

		6,002,609

Diversified Financial Services — 1.1%
Collateralized Commercial Paper Co. LLC, 2.466% (LIBOR 3 Month + 3 basis points), 9/12/2019 (7)	3,000,000	3,000,023
JP Morgan Securities LLC, 2.376% (LIBOR 1 Month + 21 basis points), 9/23/2019 (5)(7)	3,000,000	3,000,472

		6,000,495

Description	Shares or Principal Amount	Value
Commercial Paper (continued)

Foreign Banks — 5.9%
Credit Suisse AG, 2.410% (SOFR + 29 basis points), 8/7/2020 (7)	$3,000,000	$3,000,527
Mitsubishi UFJ Trust & Banking Corp., 2.326% (LIBOR 1 Month + 18 basis points), 1/24/2020 (7)	3,000,000	3,000,069
Mizuho Bank, Ltd., 2.080% 2/7/2020	2,500,000	2,500,914
Royal Bank of Canada:
2.380% (FEDL 1 Month + 26 basis points), 6/8/2020 (5)(7)	2,500,000	2,500,092
2.400% (FEDL 1 Month + 28 basis points), 3/13/2020 (5)(7)	3,000,000	3,000,385
Sumitomo Mitsui Trust Bank, Ltd.:
2.260% 1/10/2020	3,000,000	3,002,116
2.300% 11/13/2019	2,500,000	2,501,059
Toronto-Dominion Bank:
2.265% (LIBOR 1 Month + 12 basis points), 11/26/2019 (5)(7)	3,500,000	3,500,602
2.390% (FEDL 1 Month + 27 basis points), 6/15/2020 (5)(7)	3,000,000	3,000,343
Westpac Banking Corp.:
2.413% (LIBOR 3 Month + 10 basis points), 10/4/2019 (5)(7)	3,500,000	3,500,311
2.500% (LIBOR 3 Month + 18 basis points), 1/2/2020 (5)(7)	3,500,000	3,501,983

		33,008,401

Total Commercial Paper (identified cost $273,953,854)		273,966,990

Mutual Funds — 2.9%
BlackRock Liquidity Funds T-Fund Portfolio — Institutional Class, 1.980%	6,114,592	6,114,592
Invesco Government & Agency Portfolio — Institutional Class, 2.016%	10,000,000	10,000,000

Total Mutual Funds (identified cost $16,114,592)		16,114,592

Repurchase Agreements — 24.9%
Agreement with Fixed Income Clearing Corp., 2.150%, dated 8/30/2019, to be repurchased at $95,022,694 on 9/3/2019, collateralized by U.S.Government Treasury Obligations with various maturities to 5/15/2028, with a fair value of $96,900,034	$95,000,000	95,000,000

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2019

Schedules of Investments

Institutional Prime Money Market Fund (continued)

Description	Principal Amount	Value
Repurchase Agreements (continued)
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.150%, dated 8/30/2019, to be repurchased at $45,010,750 on 9/3/2019, collateralized by U.S. Government Agency Obligation with a maturity of 3/1/2049, with a fair value of $45,900,001	$45,000,000	$45,000,000

Total Repurchase Agreements (identified cost $140,000,000)		140,000,000

Total Investments — 100.0% (identified cost $561,430,959)		561,490,031
Other Assets and Liabilities — (0.0)%		(54,792)

Total Net Assets — 100.0%		$561,435,239

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

Notes to Schedules of Investments

The categories of investments are shown as a percentage of total net assets for each Fund as of August 31, 2019. Call dates contained within the Schedules of Investments represent the next possible date the security can be redeemed, at the option of the issuer, determined as of August 31, 2019. Maturity dates contained within the Schedules of Investments represent the stated legal maturity date or mandatory put date. Certain securities may be subject to demand features which allow the security to be redeemed prior to final maturity date. In accordance with Rule 2a-7, securities held in the money market funds provide for the return of principal and interest within 397 days due to a scheduled final maturity date or through specific demand features. Demand features entitle a Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 calendar days’ notice or (2) at specified intervals not exceeding 397 calendar days.

*

A Summary Schedule of Investments is presented for this portfolio. A complete Schedule of Investments is available by accessing the SEC’s website, www.sec.gov. For all items listed as “Other securities” in this summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of August 31, 2019. In certain instances, securities for which footnotes listed below may otherwise apply are included in the “Other securities” caption.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.
(2)	Non-income producing.
(3)	Please refer to Note 2, subsection Securities Lending, in the Notes to Financial Statements.
(4)	Denotes an investment in an affiliated entity. Please refer to Note 6, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.
(5)	Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At August 31, 2019 these securities amounted to:

	Amount	% of Total Net Assets
Global Low Volatility Equity Fund	$999,437	2.86%

Disciplined International Equity Fund	2,757,823	4.53

LGM Emerging Markets Equity Fund	4,628,174	1.59

Alternative Strategies Fund	83,812	0.22

Global Long/Short Equity Fund	27,673	1.06

Ultra Short Tax-Free Fund	70,633,090	12.65

Short Tax-Free Fund	5,190,979	3.25

Short-Term Income Fund	40,776,017	15.78

	Amount	% of Total Net Assets
Intermediate Tax-Free Fund	$41,799,015	2.18%

Strategic Income Fund	28,671,620	36.65

TCH Corporate Income Fund	43,051,324	12.47

TCH Core Plus Bond Fund	83,302,208	8.13

High Yield Bond Fund	3,777,123	40.83

Tax-Free Money Market Fund	103,330,000	25.32

Prime Money Market Fund	77,750,436	15.66

Institutional Prime Money Market Fund	111,203,398	19.81

(6)	Each issue shows the rate of the discount at the time of purchase.
(7)

Denotes a variable rate security. The rate shown is the current interest rate as of August 31, 2019. Rate fluctuations are based underlying positions and/or other variables. For securities whose yields vary with a designated market index or market rate, the reference rate and spread are indicated in the description.

(8)	Purchased on a when-issued or delayed delivery basis.
(9)

Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(10)	Securities have redemption features that may delay redemption beyond seven days.

The following acronyms may be referenced throughout this report:

ACA     — American Capital Access Corporation

ADED   — Arkansas Department of Economic Development

ADR    — American Depository Receipt

AGC     — Assured Guaranty Corporation

AGM   — Assured Guaranty Municipal

AMBAC   — American Municipal Bond Assurance Corporation

AMT    — Alternative Minimum Tax

BAM   — Build America Mutual Assurance Company

BHAC   — Berkshire Hathaway Assurance Corporation

BMA   — Bond Market Association

CFC    — Cooperative Finance Corporation

CIFG    — CDC IXIS Financial Guaranty

CMI     — California Mortgage Insurance

COLL   — Collateralized

DLY     — Daily

ETF    — Exchange Traded Fund

FCPR   — Federal Reserve Bank Prime Loan Rate

FDIC    — Federal Depository Insurance Corporation

FGIC    — Financial Guaranty Insurance Corporation

FHA     — Federal Housing Administration

FHLB    — Federal Home Loan Bank

FHLMC   — Federal Home Loan Mortgage Corporation

FNMA  — Federal National Mortgage Association

FRN     — Floating Rate Note

FSA     — Financial Security Assurance Corporation

GDR    — Global Depository Receipt

GNMA    — Government National Mortgage Association

GO    — Government Obligation

HFDC    — Health Facility Development Corporation

HUD     — Department of Housing and Urban Development

IDC      — Industrial Development Corporation

IMI      — Investors Mortgage Insurance Company

INS      — Insured

LIBOR     — London Interbank Offered Rate

LIQ      — Liquidity Agreement

LLC      — Limited Liability Corporation

LOC     — Letter of Credit

LP      — Limited Partnership

LT      — Limited Tax

MAC     — Municipal Assurance Corporation

MBIA   — Municipal Bond Insurance Association

MHF     — Maryland Housing Fund

MTN     — Medium Term Note

NATL    — National Public Finance Guarantee

PCA     — Pollution Control Authority

PLC      — Public Limited Company

PSF      — Permanent School Fund Guaranteed

PUFG    — Permanent University Fund Guarantee

Q-SBLF    — Qualified School Bond Loan Fund

RADIAN  — Radian Asset Assurance

REITs    — Real Estate Investment Trusts

REMIC    — Real Estate Mortgage Investment Conduit

SAW     — State Aid Withholding

SIFMA    — Securities Industry and Financial Markets Association

TCRs     — Transferable Custody Receipts

TLGP    — Temporary Liquidity Guarantee Program

TRANs    — Tax and Revenue Anticipation Notes

UT     Unlimited Tax

VRNs    Variable Rate Notes

XLCA    XL Capital Assurance

August 31, 2019

Statements of Assets and Liabilities	BMO Funds

	Low Volatility Equity Fund		Dividend Income Fund		Large-Cap Value Fund		Large-Cap Growth Fund		Mid-Cap Value Fund
Assets:
Investments in unaffiliated issuers, at value	$269,067,787	(1)	$378,427,047	(1)	$378,588,962	(1)	$557,477,231	(1)	$179,809,904	(1)
Cash sweep investments in affiliated issuers, at value	5,840,436		28,264,217		5,888,195		5		1,259,074
Cash	—		—		—		621		—
Dividends and interest receivable	487,114		719,774		769,116		617,465		249,647
Receivable for investments sold	—		—		14,994,426		35,119,819		1,726,166
Receivable for capital stock sold	2,725,384		867,718		268,918		267,878		262,430
Prepaid expenses and other receivables	40,397		31,131		31,592		41,137		30,810

Total assets	278,161,118		408,309,887		400,541,209		593,524,156		183,338,031

Liabilities:
Payable for return of securities lending collateral	64,845,551		82,546,979		87,405,013		110,027,192		42,152,765
Payable for investments purchased	—		12,262,483		15,643,746		—		—
Payable for capital stock redeemed	28,868		369,813		279,070		742,397		157,002
Payable to affiliates for interfund lending (Note 6)	—		—		—		27,442,475		—
Payable to affiliates, net (Note 6)	98,453		112,587		106,564		166,931		103,436
Other liabilities	23,867		30,858		43,475		56,194		42,440

Total liabilities	64,996,739		95,322,720		103,477,868		138,435,189		42,455,643

Total net assets	$213,164,379		$312,987,167		$297,063,341		$455,088,967		$140,882,388

Net assets consist of:
Paid-in capital	$170,876,779		$284,167,290		$272,800,620		$334,229,712		$133,661,253
Distributable earnings	42,287,600		28,819,877		24,262,721		120,859,255		7,221,135

Total net assets	$213,164,379		$312,987,167		$297,063,341		$455,088,967		$140,882,388

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$—		$—		$—		$17.96		$—
Advisor class of shares:
Net asset value, offering price and redemption proceeds per share	15.81		14.02		13.72		17.94		9.99
Offering price per share(2)	16.64		14.76		14.44		18.88		10.52
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	15.88		13.98		13.74		18.15		9.92
Retirement class R-6 of shares:
Net asset value, offering price and redemption proceeds per share	—		—		13.75		18.20		9.93

Net assets:
Investor class of shares	$—		$—		$—		$58,562,453		$—
Advisor class of shares	29,006,292		15,364,818		18,620,519		711,504		39,032,223
Institutional class of shares	184,158,087		297,622,349		224,929,744		168,837,508		87,893,124
Retirement class R-6 of shares	—		—		53,513,078		226,977,502		13,957,041

Total net assets	$213,164,379		$312,987,167		$297,063,341		$455,088,967		$140,882,388

Shares outstanding:
Investor class of shares	—		—		—		3,260,111		—
Advisor class of shares	1,834,250		1,095,799		1,356,710		39,663		3,908,239
Institutional class of shares	11,598,731		21,289,358		16,367,697		9,300,299		8,859,249
Retirement class R-6 of shares	—		—		3,890,502		12,473,296		1,404,983

Total shares outstanding	13,432,981		22,385,157		21,614,909		25,073,369		14,172,471

Investments, at cost:
Investments in unaffiliated issuers	$229,477,998		$348,093,921		$349,817,390		$454,982,662		$170,893,851
Cash sweep investments in affiliated issuers	5,840,299		28,263,711		5,887,933		5		1,259,073

Total investments, at cost	$235,318,297		$376,357,632		$355,705,323		$454,982,667		$172,152,924

(1)	Including $64,398,826, $82,294,294, $87,060,670, $109,604,268 and $41,943,841, respectively, of securities on loan. A security on loan value represents both fair value and accrued interest.
(2)	Computation of offering price per share 100/95 of net asset value.

(See Notes which are an integral part of the Financial Statements)

August 31, 2019

Statements of Assets and Liabilities	BMO Funds

	Mid-Cap Growth Fund		Small-Cap Value Fund		Small-Cap Core Fund		Small-Cap Growth Fund		Global Low Volatility Equity Fund
Assets:
Investments in unaffiliated issuers, at value	$117,699,498	(1)	$74,688,705	(1)	$17,839,700	(1)	$133,172,144	(1)	$34,156,755	(1)
Cash sweep investments in affiliated issuers, at value	687,000		511,829		233,030		1,221,390		1,365,174
Cash denominated in foreign currencies	—		—		—		—		94,778	(2)
Dividends and interest receivable	49,653		73,357		15,247		42,522		140,268
Receivable for investments sold	1,012,749		—		—		—		—
Receivable for capital stock sold	98,859		226,676		27,520		223,780		—
Receivable from affiliates, net (Note 6)	—		—		16,173		—		—
Prepaid expenses and other receivables	31,192		29,812		19,949		23,398		27,297

Total assets	119,578,951		75,530,379		18,151,619		134,683,234		35,784,272

Liabilities:
Payable for return of securities lending collateral	22,590,044		19,580,233		4,193,876		34,881,052		743,529
Payable for capital stock redeemed	104,597		41,832		2,073		78,004		—
Payable for foreign tax expense	—		—		—		—		8,454
Payable to affiliates, net (Note 6)	64,865		56,014		—		73,553		14,295
Other liabilities	35,628		18,391		18,735		46,641		23,624

Total liabilities	22,795,134		19,696,470		4,214,684		35,079,250		789,902

Total net assets	$96,783,817		$55,833,909		$13,936,935		$99,603,984		$34,994,370

Net assets consist of:
Paid-in capital	$73,684,270		$55,560,160		$14,048,338		$89,051,422		$30,332,733
Distributable earnings (accumulated loss)	23,099,547		273,749		(111,403)		10,552,562		4,661,637

Total net assets	$96,783,817		$55,833,909		$13,936,935		$99,603,984		$34,994,370

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Advisor class of shares:
Net asset value, offering price and redemption proceeds per share	$14.20		$11.39		$11.33		$15.32		$11.42
Offering price per share(3)	14.95		11.99		11.93		16.13		12.02
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	15.04		11.60		11.46		16.10		11.49
Retirement class R-6 of shares:
Net asset value, offering price and redemption proceeds per share	15.19		11.70		—		—		—

Net assets:
Advisor class of shares	$14,228,755		$3,140,157		$702,085		$31,378,414		$659,800
Institutional class of shares	74,574,902		44,586,014		13,234,850		68,225,570		34,334,570
Retirement class R-6 of shares	7,980,160		8,107,738		—		—		—

Total net assets	$96,783,817		$55,833,909		$13,936,935		$99,603,984		$34,994,370

Shares outstanding:
Advisor class of shares	1,002,199		275,638		61,947		2,048,534		57,788
Institutional class of shares	4,957,649		3,844,618		1,154,375		4,236,372		2,989,014
Retirement class R-6 of shares	525,524		692,998		—		—		—

Total shares outstanding	6,485,372		4,813,254		1,216,322		6,284,906		3,046,802

Investments, at cost:
Investments in unaffiliated issuers	$104,501,582		$74,737,354		$16,983,389		$123,814,888		$30,536,123
Cash sweep investments in affiliated issuers	686,997		511,807		233,029		1,221,388		1,365,111

Total investments, at cost	$105,188,579		$75,249,161		$17,216,418		$125,036,276		$31,901,234

(1)	Including $22,442,225, $19,421,709, $4,154,536, $34,517,790 and $709,012, respectively, of securities on loan. A security on loan value represents both fair value and accrued interest.
(2)	Identified cost of cash denominated in foreign currencies is $95,943.
(3)	Computation of offering price per share 100/95 of net asset value.

(See Notes which are an integral part of the Financial Statements)

August 31, 2019

Statements of Assets and Liabilities	BMO Funds

	Disciplined International Equity Fund		Pyrford International Stock Fund		LGM Emerging Markets Equity Fund		Alternative Strategies Fund		Global Long/Short Equity Fund
Assets:
Investments in unaffiliated issuers, at value	$60,177,407	(1)	$619,232,364	(1)	$275,135,620	(1)	$15,264,983		$2,593,356	(1)
Cash sweep investments in affiliated issuers, at value	6,462,878		39,875,583		18,597,294		19,001,273		95,094
Deposit held at broker for:
Futures contracts	—		—		—		2,183,759		—
Forward foreign currency contracts	—		—		—		191,700		—
Swap agreements	—		—		—		1,770,000		—
Cash denominated in foreign currencies	133,433	(2)	2,078,249	(2)	850,104	(2)	8,477	(2)	8,454	(2)
Dividends and interest receivable	433,258		5,795,065		219,566		91,201		19,075
Receivable for investments sold	—		—		2,114		326,508		—
Receivable for capital stock sold	71,447		3,185,845		722,607		—		—
Receivable for daily variation margin on futures contracts	—		—		—		233,804		—
Receivable for forward foreign currency contracts	—		—		—		507,662		—
Receivable for swap agreements	—		—		—		6,697		—
Receivable from affiliates, net (Note 6)	—		—		—		—		7,938
Prepaid expenses and other receivables	33,636		42,971		45,887		33,158		33,855

Total assets	67,312,059		670,210,077		295,573,192		39,619,222		2,757,772

Liabilities:
Payable for dividends and interest on securities sold short	—		—		—		517		50
Payable for return of securities lending collateral	6,280,673		12,915,868		1,884,447		—		95,094
Payable for investments purchased	22		1,914,530		1,788,632		—		—
Payable for capital stock redeemed	—		132,327		140,542		8,216		—
Payable for daily variation margin on futures contracts	—		—		—		64,390		—
Payable for forward foreign currency contracts	—		—		—		373,104		—
Payable for swap agreements	—		—		—		157,847		30,858
Payable for foreign tax expense	6,075		126,787		3,570		1,486		478
Payable to affiliates for interfund lending (Note 6)	—		—		—		—		4,206
Payable to affiliates, net (Note 6)	24,822		449,208		261,228		26,516		—
Payable to custodian	—		—		—		326,473		—
Other liabilities	31,307		107,901		111,786		96,846		13,616

Total liabilities	6,342,899		15,646,621		4,190,205		1,055,395		144,302

Total net assets	$60,969,160		$654,563,456		$291,382,987		$38,563,827		$2,613,470

Net assets consist of:
Paid-in capital	$62,352,856		$631,764,703		$277,029,953		$42,040,941		$2,782,392
Distributable earnings (accumulated loss)	(1,383,696)		22,798,753		14,353,034		(3,477,114)		(168,922)

Total net assets	$60,969,160		$654,563,456		$291,382,987		$38,563,827		$2,613,470

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Advisor class of shares:
Net asset value, offering price and redemption proceeds per share	$10.01		$13.08		$14.89		$9.21		$10.55
Offering price per share(3)	10.54		13.77		15.67		9.69		11.11
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	10.03		12.84		14.82		9.32		10.59
Retirement class R-6 of shares:
Net asset value, offering price and redemption proceeds per share	—		12.86		—		—		—

Net assets:
Advisor class of shares	$140,862		$4,620,627		$5,223,920		$20,203		$649,756
Institutional class of shares	60,828,298		486,114,024		286,159,067		38,543,624		1,963,714
Retirement class R-6 of shares	—		163,828,805		—		—		—

Total net assets	$60,969,160		$654,563,456		$291,382,987		$38,563,827		$2,613,470

Shares outstanding:
Advisor class of shares	14,066		353,318		350,919		2,194		61,610
Institutional class of shares	6,062,644		37,855,930		19,315,209		4,134,201		185,376
Retirement class R-6 of shares	—		12,743,804		—		—		—

Total shares outstanding	6,076,710		50,953,052		19,666,128		4,136,395		246,986

Investments, at cost:
Investments in unaffiliated issuers	$59,839,517		$568,960,734		$263,824,489		$15,716,614		$2,567,938
Cash sweep investments in affiliated issuers	6,462,875		39,874,327		18,596,901		18,997,852		95,094

Total investments, at cost	$66,302,392		$608,835,061		$282,421,390		$34,714,466		$2,663,032

(1)	Including $5,951,936, $12,315,769, $1,800,107 and $90,602, respectively, of securities on loan. A security on loan value represents both fair value and accrued interest.
(2)	Identified cost of cash denominated in foreign currencies is $135,328, $2,079,971, $846,557, $12,178 and 8,674.
(3)	Computation of offering price per share 100/95 of net asset value.

(See Notes which are an integral part of the Financial Statements)

August 31, 2019

Statements of Assets and Liabilities	BMO Funds

	Ultra Short Tax-Free Fund		Short Tax-Free Fund		Short-Term Income Fund		Intermediate Tax-Free Fund		Strategic Income Fund
Assets:
Investments in unaffiliated issuers, at value	$568,458,779		$159,089,364		$286,307,943	(1)	$1,922,691,223		$95,592,567	(1)
Cash sweep investments in affiliated issuers, at value	—		—		3,541,770		—		1,992,682
Investments in repurchase agreements	—		371,965		—		175,593		—
Cash	237,328		—		—		137,315		—
Deposit held at broker	—		—		—		—		100,365
Dividends and interest receivable	2,776,233		1,464,086		1,330,788		18,960,350		925,934
Receivable for capital stock sold	505,540		179,008		150,018		3,439,047		3,083
Prepaid expenses and other receivables	34,243		28,154		27,749		127,110		33,415

Total assets	572,012,123		161,132,577		291,358,268		1,945,530,638		98,648,046

Liabilities:
Payable for return of securities lending collateral	—		—		32,406,363		—		20,275,719
Payable for investments purchased	12,805,320		1,063,100		—		24,479,025		—
Payable for capital stock redeemed	339,042		34,090		289,320		1,744,926		92,484
Payable for foreign tax expense	—		—		477		—		—
Payable to affiliates, net (Note 6)	114,876		48,584		46,127		495,741		25,863
Payable for income distribution	354,980		162,836		236,585		1,017,823		13,730
Other liabilities	40,810		27,914		32,070		129,271		24,318

Total liabilities	13,655,028		1,336,524		33,010,942		27,866,786		20,432,114

Total net assets	$558,357,095		$159,796,053		$258,347,326		$1,917,663,852		$78,215,932

Net assets consist of:
Paid-in capital	$557,034,193		$157,585,090		$256,729,014		$1,817,801,148		$80,447,026
Distributable earnings (accumulated loss)	1,322,902		2,210,963		1,618,312		99,862,704		(2,231,094)

Total net assets	$558,357,095		$159,796,053		$258,347,326		$1,917,663,852		$78,215,932

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$—		$—		$—		$11.60		$9.46
Advisor class of shares:
Net asset value, offering price and redemption proceeds per share	10.09		10.28		9.45		11.60		9.46
Offering price per share	10.30	(2)	10.49	(2)	9.64	(2)	12.02	(3)	9.80	(3)
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	10.09		10.29		9.47		11.59		9.45

Net assets:
Investor class of shares	$—		$—		$—		$528,980,449		$56,576,237
Advisor class of shares	16,497,996		3,668,040		24,531,432		4,504,934		12,522,994
Institutional class of shares	541,859,099		156,128,013		233,815,894		1,384,178,469		9,116,701

Total net assets	$558,357,095		$159,796,053		$258,347,326		$1,917,663,852		$78,215,932

Shares outstanding:
Investor class of shares	—		—		—		45,602,608		5,983,334
Advisor class of shares	1,634,393		356,852		2,595,121		388,401		1,324,443
Institutional class of shares	53,727,942		15,178,910		24,689,238		119,442,656		964,869

Total shares outstanding	55,362,335		15,535,762		27,284,359		165,433,665		8,272,646

Investments, at cost:
Investments in unaffiliated issuers	$567,193,701		$157,081,925		$282,560,870		$1,807,095,145		$93,730,380
Cash sweep investments in affiliated issuers	—		—		3,541,756		—		1,992,674

Total investments, at cost	$567,193,701		$157,081,925		$286,102,626		$1,807,095,145		$95,723,054

(1)	Including $32,194,980 and $20,129,353, respectively, of securities on loan. A security on loan value represents both fair value and accrued interest.
(2)	Computation of offering price per share 100/98 of net asset value.
(3)	Computation of offering price per share 100/96.5 of net asset value.

(See Notes which are an integral part of the Financial Statements)

August 31, 2019

Statements of Assets and Liabilities	BMO Funds

	TCH Corporate Income Fund		TCH Core Plus Bond Fund		High Yield Bond Fund
Assets:
Investments in unaffiliated issuers, at value	$402,843,657	(1)	$1,116,713,408	(1)	$11,631,662	(1)
Cash sweep investments in affiliated issuers, at value	19,020,395		40,249,132		439,932
Deposit held at broker	250,912		250,912		—
Dividends and interest receivable	3,220,548		6,599,634		156,003
Receivable for capital stock sold	579,363		35,278,670		—
Receivable from affiliates, net (Note 6)	—		—		7,512
Prepaid expenses and other receivables	27,650		34,136		20,491

Total assets	425,942,525		1,199,125,892		12,255,600

Liabilities:
Payable for return of securities lending collateral	79,942,506		122,747,158		2,981,780
Payable for investments purchased	—		50,973,438		—
Payable for capital stock redeemed	231,974		727,107		2,102
Payable to affiliates, net (Note 6)	106,597		224,578		—
Payable for income distribution	341,936		248,193		2,030
Other liabilities	31,365		88,777		19,791

Total liabilities	80,654,378		175,009,251		3,005,703

Total net assets	$345,288,147		$1,024,116,641		$9,249,897

Net assets consist of:
Paid-in capital	$325,891,028		$992,132,282		$12,476,780
Distributable earnings (accumulated loss)	19,397,119		31,984,359		(3,226,883)

Total net assets	$345,288,147		$1,024,116,641		$9,249,897

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$13.65		$12.00		$—
Advisor class of shares:
Net asset value, offering price and redemption proceeds per share	13.65		12.00		9.25
Offering price per share(2)	14.15		12.44		9.59
Institutional/Premier class of shares:
Net asset value, offering price and redemption proceeds per share	13.64		12.00		9.24

Net assets:
Investor class of shares	$101,125,111		$74,969,718		$—
Advisor class of shares	7,207,683		3,726,608		868,345
Institutional/Premier class of shares	236,955,353		945,420,315		8,381,552

Total net assets	$345,288,147		$1,024,116,641		$9,249,897

Shares outstanding:
Investor class of shares	7,406,831		6,246,266		—
Advisor class of shares	527,933		310,509		93,901
Institutional/Premier class of shares	17,374,378		78,794,323		907,411

Total shares outstanding	25,309,142		85,351,098		1,001,312

Investments, at cost:
Investments in unaffiliated issuers	$382,022,396		$1,075,215,553		$11,708,121
Cash sweep investments in affiliated issuers	19,019,027		40,248,361		439,926

Total investments, at cost	$401,041,423		$1,115,463,914		$12,148,047

(1)	Including $79,454,962, $121,750,502 and $2,967,664, respectively, of securities on loan. A security on loan value represents both fair value and accrued interest.
(2)	Computation of offering price per share 100/96.5 of net asset value.

(See Notes which are an integral part of the Financial Statements)

August 31, 2019

Statements of Assets and Liabilities	BMO Funds

	Government Money Market Fund	Tax-Free Money Market Fund	Prime Money Market Fund	Institutional Prime Money Market Fund
Assets:
Investments in unaffiliated issuers, at value	$1,984,719,507	$409,371,919	$382,602,016	$421,490,031
Investments in repurchase agreements	1,208,953,128	—	113,907,300	140,000,000
Cash	—	1,000	—	—
Dividends and interest receivable	3,979,644	1,052,345	585,639	661,083
Receivable for capital stock sold	2	100,000	12	—
Prepaid expenses and other receivables
Unaffiliated Issuers	25,656	26,021	38,612	22,284
Receivable from affiliates for interfund lending (Note 6)	27,451,905	—	—	—

Total assets	3,225,129,842	410,551,285	497,133,579	562,173,398

Liabilities:
Payable for investments purchased	30,000,000	2,011,700	—	—
Payable for capital stock redeemed	127,283	—	—	—
Payable to affiliates, net (Note 6)	580,882	55,939	104,326	12,249
Payable for income distribution	4,469,957	363,594	456,956	656,907
Other liabilities	137,177	44,059	48,935	69,003

Total liabilities	35,315,299	2,475,292	610,217	738,159

Total net assets	$3,189,814,543	$408,075,993	$496,523,362	$561,435,239

Net assets consist of:
Paid-in capital	$3,189,814,684	$408,075,653	$496,547,329	$561,359,747
Distributable earnings (accumulated loss)	(141)	340	(23,967)	75,492

Total net assets	$3,189,814,543	$408,075,993	$496,523,362	$561,435,239

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$1.00	$1.00	$1.00	$1.0001
Institutional/Premier class of shares:
Net asset value, offering price and redemption proceeds per share	1.00	1.00	1.00	1.0001

Net assets:
Investor class of shares	$805,269,563	$71,793,999	$247,742,419	$1,218,037
Institutional/Premier class of shares	2,384,544,980	336,281,994	248,780,943	560,217,202

Total net assets	$3,189,814,543	$408,075,993	$496,523,362	$561,435,239

Shares outstanding:
Investor class of shares	805,270,705	71,790,387	247,804,348	1,217,944
Institutional/Premier class of shares	2,384,543,979	336,312,935	248,743,017	560,177,526

Total shares outstanding	3,189,814,684	408,103,322	496,547,365	561,395,470

Investments, at cost:
Investments in unaffiliated issuers	$3,193,672,635	$409,371,919	$496,509,316	$561,430,959

Total investments, at cost	$3,193,672,635	$409,371,919	$496,509,316	$561,430,959

(See Notes which are an integral part of the Financial Statements)

Year Ended August 31, 2019

Statements of Operations	BMO Funds

	Low Volatility Equity Fund	Dividend Income Fund	Large-Cap Value Fund	Large-Cap Growth Fund	Mid-Cap Value Fund
Investment Income:
Dividend income from:
Unaffiliated issuers	$3,492,204 (1)	$6,489,905	$8,199,197	$5,252,918	$3,608,672
Affiliated issuers	85,770	115,857	115,961	200,024	58,615
Net securities lending income from:
Unaffiliated issuers	39,603	46,956	87,266	116,550	50,010
Affiliated issuers (Note 6)	19,449	23,058	41,560	56,996	23,801

Total income	3,637,026	6,675,776	8,443,984	5,626,488	3,741,098

Expenses:
Investment advisory fees (Note 6)	768,846	1,039,529	1,159,777	1,512,628	1,154,822
Shareholder servicing fees (Note 6)	—	—	—	148,302	—
Administration fees (Note 6)	230,654	311,859	392,393	451,597	213,255
Portfolio accounting fees	39,508	45,763	60,776	70,416	42,560
Recordkeeping fees	32,700	75,721	82,884	103,313	101,161
Custodian fees (Note 6)	8,583	16,250	7,560	8,206	6,992
Registration fees	42,729	39,575	53,656	61,605	45,413
Professional fees	22,297	22,297	22,687	22,687	22,687
Printing and postage	16,295	32,997	34,408	36,190	36,263
Directors’ fees	15,349	15,349	15,349	15,349	15,349
Distribution services fees-Advisor Class (Note 6)	64,369	28,482	50,743	2,123	114,929
Miscellaneous	15,473	12,945	35,651	49,166	19,662

Total expenses	1,256,803	1,640,767	1,915,884	2,481,582	1,773,093

Deduct:
Expense waivers (Note 6)	(192,684)	(260,714)	(175,131)	(183,125)	(28,301)

Net expenses	1,064,119	1,380,053	1,740,753	2,298,457	1,744,792

Net investment income	2,572,907	5,295,723	6,703,231	3,328,031	1,996,306

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	2,908,105	(1,812,482)	(3,260,849)	22,624,261	(2,371,515)
Investments in affiliated issuers	857	(144)	424	(1,222)	23

Total net realized gain (loss)	2,908,962	(1,812,626)	(3,260,425)	22,623,039	(2,371,492)
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	15,017,802	(6,514,412)	(34,812,876)	(26,450,154)	(18,094,859)
Investments in affiliated issuers	(222)	(44)	(783)	(81)	(583)

Total net change in unrealized appreciation/depreciation	15,017,580	(6,514,456)	(34,813,659)	(26,450,235)	(18,095,442)

Net realized and unrealized gain (loss)	17,926,542	(8,327,082)	(38,074,084)	(3,827,196)	(20,466,934)

Change in net assets resulting from operations	20,499,449	$(3,031,359)	$(31,370,853)	$(499,165)	$(18,470,628)

(1)	Net of foreign taxes withheld of $554.

(See Notes which are an integral part of the Financial Statements)

Year Ended August 31, 2019

Statements of Operations	BMO Funds

	Mid-Cap Growth Fund	Small-Cap Value Fund	Small-Cap Core Fund	Small-Cap Growth Fund	Global Low Volatility Equity Fund
Investment Income:
Dividend income from:
Unaffiliated issuers	$821,587	$1,057,730	$196,066	$754,862	$1,118,465 (1)
Affiliated issuers	36,987	23,969	6,816	38,566	12,250
Net securities lending income from:
Unaffiliated issuers	27,463	21,369	7,224	40,791	3,642
Affiliated issuers (Note 6)	13,128	10,103	3,410	19,426	1,161

Total income	899,165	1,113,171	213,516	853,645	1,135,518

Expenses:
Investment advisory fees (Note 6)	736,873	431,698	123,883	830,505	209,592
Administration fees (Note 6)	135,586	77,894	28,588	181,862	48,368
Portfolio accounting fees	34,843	31,839	27,053	37,965	9,342
Recordkeeping fees	82,646	45,654	21,951	83,825	20,511
Custodian fees (Note 6)	2,872	12,331	25,380	11,583	67,874
Registration fees	45,822	43,467	30,797	37,927	33,356
Professional fees	22,687	22,297	22,297	22,687	29,336
Printing and postage	33,364	13,558	14,939	36,827	8,015
Directors’ fees	15,349	15,349	15,349	15,349	15,349
Distribution services fees-Advisor Class (Note 6)	36,448	9,398	4,892	103,573	727
Miscellaneous	12,587	10,216	4,722	18,649	726

Total expenses	1,159,077	713,701	319,851	1,380,752	443,196

Deduct:
Expense waivers (Note 6)	(82,492)	(96,838)	(142,620)	(76,129)	(167,958)

Net expenses	1,076,585	616,863	177,231	1,304,623	275,238

Net investment income (loss)	(177,420)	496,308	36,285	(450,978)	860,280

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	12,560,696	289,284	(947,472)	1,931,571	1,048,982
Investments in affiliated issuers	(409)	118	(6)	—	474
Foreign currency transactions	—	—	—	—	(11,739)

Total net realized gain (loss)	12,560,287	289,402	(947,478)	1,931,571	1,037,717
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	(16,369,427)	(12,392,589)	(3,431,815)	(25,088,993)	(1,042,499)
Investments in affiliated issuers	(149)	(132)	(65)	(315)	49
Foreign currency transactions	—	—	—	—	651

Total net change in unrealized appreciation/depreciation	(16,369,576)	(12,392,721)	(3,431,880)	(25,089,308)	(1,041,799)

Net realized and unrealized loss	(3,809,289)	(12,103,319)	(4,379,358)	(23,157,737)	(4,082)

Change in net assets resulting from operations	$(3,986,709)	$(11,607,011)	$(4,343,073)	$(23,608,715)	$856,198

(1)	Net of foreign taxes withheld of $78,352.

(See Notes which are an integral part of the Financial Statements)

Year Ended August 31, 2019

Statements of Operations	BMO Funds

	Disciplined International Equity Fund	Pyrford International Stock Fund	LGM Emerging Markets Equity Fund	Alternative Strategies Fund	Global Long/Short Equity Fund
Investment Income:
Dividend income from:
Unaffiliated issuers	$2,902,108 (1)	$22,942,822 (1)	$6,327,680 (1)	$338,856 (1)	$127,011 (1)
Affiliated issuers	30,064	512,943	247,747	655,331	13,814
Interest income	—	—	—	205,172	—
Net securities lending income from:
Unaffiliated issuers	16,257	226,778	148,370	—	2,655
Affiliated issuers (Note 6)	760	8,513	7,938	—	762

Total income	2,949,189	23,691,056	6,731,735	1,199,359	144,242

Expenses:
Investment advisory fees (Note 6)	453,290	4,752,945	2,168,075	623,131	62,134
Administration fees (Note 6)	113,322	728,215	361,346	88,929	9,320
Portfolio accounting fees	7,891	23,788	24,069	4,311	3,717
Recordkeeping fees	19,757	55,274	38,708	18,242	20,087
Custodian fees (Note 6)	80,034	243,320	287,897	352,152	55,199
Registration fees	52,877	72,658	46,613	26,773	53,145
Professional fees	26,136	32,861	39,762	66,031	28,736
Printing and postage	8,053	37,705	34,672	11,863	8,683
Directors’ fees	15,349	15,349	15,349	15,349	15,349
Interest expense and dividends on securities sold short	—	—	—	82,270	19,362
Distribution services fees-Advisor Class (Note 6)	421	12,912	12,982	123	1,761
Miscellaneous	1,543	12,188	1,722	733	2,086

Total expenses	778,673	5,987,215	3,031,195	1,289,907	279,579

Deduct:
Expense waivers (Note 6)	(97,532)	(107,692)	(248,190)	(329,682)	(172,587)

Net expenses	681,141	5,879,523	2,783,005	960,225	106,992

Net investment income	2,268,048	17,811,533	3,948,730	239,134	37,250

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	(3,345,895)	(935,360)	1,510,745 (2)	71,161	105,752
Investments in affiliated issuers	271	(650)	1,239	1,605	(72)
Foreign currency transactions	3,222	(204,940)	(218,201)	(19,135)	(1,863)
Forward contracts	—	—	—	308,811	—
Futures contracts	—	—	—	259,425	—
Purchased options	—	—	—	7,542	—
Written options	—	—	—	(28,525)	—
Swap contracts	—	—	—	(1,943,024)	(106,666)

Total net realized gain (loss)	(3,342,402)	(1,140,950)	1,293,783	(1,342,140)	(2,849)
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	(4,164,945)	(16,261,777)	(14,442,336)	(3,873,477)	(1,189,063)
Investments in affiliated issuers	(134)	277	(1,089)	(1,770)	(366)
Short sales	—	—	—	778,961	319,139
Foreign currency transactions	(10,881)	(29,681)	408	124	(1,247)
Forward contracts	—	—	—	(45,363)	—
Futures contracts	—	—	—	805,607	—
Purchased options	—	—	—	32,082	—
Written options	—	—	—	(12,249)	—
Swap contracts	—	—	—	(151,150)	(30,858)

Total net change in unrealized appreciation/depreciation	(4,175,960)	(16,291,181)	(14,443,017)	(2,467,235)	(902,395)

Net realized and unrealized loss	(7,518,362)	(17,432,131)	(13,149,234)	(3,809,375)	(905,244)

Change in net assets resulting from operations	$(5,250,314)	$379,402	$(9,200,504)	$(3,570,241)	$(867,994)

(1)	Net of foreign taxes withheld of $275,113, $1,967,989, $507,601, $23,966 and $12,453, respectively.
(2)	Net of foreign taxes withheld of $5,881 of which is related to appreciated investments held at period end.

(See Notes which are an integral part of the Financial Statements)

Year Ended August 31, 2019

Statements of Operations	BMO Funds

	Ultra Short Tax-Free Fund	Short Tax-Free Fund	Short-Term Income Fund	Intermediate Tax-Free Fund	Strategic Income Fund
Investment Income:
Dividend income from:
Unaffiliated issuers	$159,974	$44,153	$47,626	$370,359	$10,366
Affiliated issuers	19,891	9,252	145,640	48,905	37,137
Interest income	11,234,614	3,848,899	7,022,636	57,948,709	4,075,360
Net securities lending income from:
Unaffiliated issuers	—	—	23,757	—	25,660
Affiliated issuers (Note 6)	—	—	11,813	—	12,671

Total income	11,414,479	3,902,304	7,251,472	58,367,973	4,161,194

Expenses:
Investment advisory fees (Note 6)	991,361	342,299	483,014	2,087,381	199,680
Shareholder servicing fees (Note 6)	—	—	—	1,690,594	142,025
Administration fees (Note 6)	872,042	262,342	374,197	2,696,072	119,808
Portfolio accounting fees	119,870	81,979	75,342	365,044	47,770
Recordkeeping fees	36,874	31,796	77,638	52,466	75,516
Custodian fees (Note 6)	10,218	4,425	8,071	17,349	7,839
Registration fees	55,329	35,219	35,677	130,599	43,146
Professional fees	27,107	27,107	27,107	27,107	29,307
Printing and postage	13,614	11,746	16,644	42,615	14,067
Directors’ fees	15,349	15,349	15,349	15,349	15,349
Interest expense and dividends on securities sold short	916	229	—	916	—
Distribution services fees-Advisor Class (Note 6)	51,169	13,482	61,270	20,876	31,862
Miscellaneous	18,724	6,541	12,555	46,705	11,812

Total expenses	2,212,573	832,514	1,186,864	7,193,073	738,181

Deduct:
Expense waivers (Note 6)	(415,484)	(124,439)	(252,467)	(34,042)	(124,989)

Net expenses	1,797,089	708,075	934,397	7,159,031	613,192

Net investment income	9,617,390	3,194,229	6,317,075	51,208,942	3,548,002

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	77,396	35,504	(59,312)	(4,358,967)	(845,267)
Investments in affiliated issuers	—	(1,681)	(1,584)	(9,860)	313

Total net realized gain (loss)	77,396	33,823	(60,896)	(4,368,827)	(844,954)
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	1,187,090	2,287,411	5,248,576	80,347,896	3,983,112
Investments in affiliated issuers	—	2,518	(609)	15,033	(478)

Total net change in unrealized appreciation/depreciation	1,187,090	2,289,929	5,247,967	80,362,929	3,982,634

Net realized and unrealized gain	1,264,486	2,323,752	5,187,071	75,994,102	3,137,680

Change in net assets resulting from operations	$10,881,876	$5,517,981	$11,504,146	$127,203,044	$6,685,682

(See Notes which are an integral part of the Financial Statements)

Year Ended August 31, 2019

Statements of Operations	BMO Funds

	TCH Corporate Income Fund	TCH Core Plus Bond Fund	High Yield Bond Fund
Investment Income:
Dividend income from:
Unaffiliated issuers	$—	$11,547	$—
Affiliated issuers	288,511	728,370	10,834
Interest income	11,453,893	36,660,261	634,663
Net securities lending income from:
Unaffiliated issuers	67,421	224,365	4,909
Affiliated issuers (Note 6)	33,419	107,386	2,406

Total income	11,843,244	37,731,929	652,812

Expenses:
Investment advisory fees (Note 6)	542,758	1,280,810	51,402
Shareholder servicing fees (Note 6)	234,411	168,930	—
Administration fees (Note 6)	432,894	1,486,216	15,421
Portfolio accounting fees	72,069	156,944	36,382
Recordkeeping fees	34,649	42,321	21,506
Custodian fees (Note 6)	8,088	37,837	984
Registration fees	48,624	73,655	29,959
Professional fees	29,307	29,307	28,727
Printing and postage	19,154	41,034	2,925
Directors’ fees	15,349	15,349	15,349
Distribution services fees–Advisor Class (Note 6)	9,789	7,900	2,026
Miscellaneous	21,207	68,566	2,343

Total expenses	1,468,299	3,408,869	207,024

Deduct:
Expense waivers (Note 6)	(82,128)	—	(138,150)

Net expenses	1,386,171	3,408,869	68,874

Net investment income	10,457,073	34,323,060	583,938

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	(1,423,050)	(2,007,547)	(33,204)
Investments in affiliated issuers	(401)	9,334	142

Total net realized loss	(1,423,451)	(1,998,213)	(33,062)
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	23,114,282	50,837,125	(3,105)
Investments in affiliated issuers	1,107	(4,081)	(73)

Total net change in unrealized appreciation/depreciation	23,115,389	50,833,044	(3,178)

Net realized and unrealized gain (loss)	21,691,938	48,834,831	(36,240)

Change in net assets resulting from operations	$32,149,011	$83,157,891	$547,698

(See Notes which are an integral part of the Financial Statements)

Year Ended August 31, 2019

Statements of Operations	BMO Funds

	Government Money Market Fund		Tax-Free Money Market Fund	Prime Money Market Fund	Institutional Prime Money Market Fund
Investment Income:
Dividend income from:
Unaffiliated issuers	$—		$—	$692	$—
Interest income	70,916,062	(1)	6,961,299	11,459,325	13,832,897

Total income	70,916,062		6,961,299	11,460,017	13,832,897

Expenses:
Investment advisory fees (Note 6)	5,928,663		847,840	695,095	829,577
Shareholder servicing fees (Note 6)	1,623,081		191,789	527,509	5,168
Administration fees (Note 6)	1,032,500		149,273	157,257	187,768
Portfolio accounting fees	410,221		115,563	111,147	134,467
Recordkeeping fees	30,237		27,691	78,680	207,597
Custodian fees (Note 6)	49,475		7,874	25,167	31,839
Registration fees	64,653		52,620	70,544	25,689
Professional fees	25,997		30,397	30,397	30,397
Printing and postage	27,788		18,179	24,905	16,349
Directors’ fees	15,349		15,349	15,349	15,349
Miscellaneous	89,384		10,990	12,644	13,357

Total expenses	9,297,348		1,467,565	1,748,694	1,497,557

Deduct:
Expense waivers (Note 6)	(1,589,294)		(427,937)	(294,393)	(386,287)

Net expenses	7,708,054		1,039,628	1,454,301	1,111,270

Net investment income	63,208,008		5,921,671	10,005,716	12,721,627

Realized and unrealized gain (loss) on investments:
Net realized gain on transactions from:
Investments in unaffiliated issuers	4,655		19,607	536	1,072

Total net realized gain	4,655		19,607	536	1,072
Net change in unrealized appreciation on:
Investments in unaffiliated issuers	—		—	—	2,973

Total net change in unrealized appreciation	—		—	—	2,973

Net realized and unrealized gain	4,655		19,607	536	4,045

Change in net assets resulting from operations	$63,212,663		$5,941,278	$10,006,252	$12,725,672

(1)	Income earned from the interfund lending program is $33,817. See Note 6 for detail.

(See Notes which are an integral part of the Financial Statements)

Statements of Changes in Net Assets

	Low Volatility Equity Fund			Dividend Income Fund			Large-Cap Value Fund
	Year Ended August 31, 2019	Year Ended August 31, 2018		Year Ended August 31, 2019	Year Ended August 31, 2018		Year Ended August 31, 2019	Year Ended August 31, 2018
Change in net assets resulting from:

Operations:
Net investment income (loss)	$2,572,907	$2,075,471		$5,295,723	$2,973,997		$6,703,231	$5,944,043
Net realized gain (loss) on investments	2,908,962	11,106,001		(1,812,626)	9,203,285		(3,260,425)	37,163,475
Net change in unrealized appreciation/depreciation on investments	15,017,580	5,207,851		(6,514,456)	14,007,649		(34,813,659)	9,781,999

Change in net assets resulting from operations	20,499,449	18,389,323		(3,031,359)	26,184,931		(31,370,853)	52,889,517

Distributions to shareholders:
Investor class of shares	—	—		—	—		—	—
Advisor class of shares	(2,539,428)	(1,173,549	)(1)	(553,901)	(383,528	)(1)	(2,255,004)	(2,503,182	)(1)
Institutional class of shares	(10,688,056)	(5,176,158	)(1)	(11,571,620)	(15,850,320	)(1)	(29,608,063)	(31,515,433	)(1)
Retirement class R-3 of shares	—	—		—	—		—	—
Retirement class R-6 of shares	—	—		—	—		(8,385,293)	(868,635	)(1)

Change in net assets resulting from distributions to shareholders	(13,227,484)	(6,349,707)		(12,125,521)	(16,233,848)		(40,248,360)	(34,887,250)

Capital stock transactions:
Proceeds from sale of shares	124,692,065	16,593,121		235,092,837	39,940,202		66,947,372	158,173,583	(3)
Net asset value of shares issued to shareholders in payment of distributions declared	12,448,685	6,114,577		11,734,440	15,955,191		39,419,230	34,550,946
Cost of shares redeemed	(59,633,706)	(65,823,112)		(73,784,496)	(26,326,918)		(129,756,728)	(152,349,808)

Change in net assets resulting from capital stock transactions	77,507,044	(43,115,414)		173,042,781	29,568,475		(23,390,126)	40,374,721

Change in net assets	84,779,009	(31,075,798)		157,885,901	39,519,558		(95,009,339)	58,376,988

Net assets:
Beginning of period	128,385,370	159,461,168		155,101,266	115,581,708		392,072,680	333,695,692

End of period	$213,164,379	$128,385,370	(4)	$312,987,167	$155,101,266	(4)	$297,063,341	$392,072,680	(4)

(1)

The following information was previously reported in the August 31, 2018 financial statements. The distribution information for the year ended August 31, 2018 presented on the Statements of Changes in Net Assets above is presented for comparative purposes to the August 31, 2019 financial statements, which conform to the SEC Final Rule on Disclosure Update and Simplification which was effective November 5, 2018. Distributions to shareholders from net investment income and net realized gain on investments for the year ended August 31, 2018, as previously presented were as follows:

	Low Volatility Equity Fund	Dividend Income Fund	Large-Cap Value Fund	Large-Cap Growth Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund	Small-Cap Value Fund
Distributions to shareholders from net investment income:
Advisor class of shares	$(389,406)	$(63,632)	$(291,522)	$—	$(253,519)	$—	$—
Institutional class of shares	(1,853,997)	(2,811,280)	(4,276,822)	(360,864)	(1,253,472)	—	—
Retirement class R-3 of shares	—	—	—	—	(112)	—	—
Retirement class R-6 of shares	—	—	(733,087)	(6,422)	(165,182)	—	—

Distributions to shareholders from net realized gain on investments:
Investor class of shares	—	—	—	(4,147,456)	—	—	—
Advisor class of shares	(784,143)	(319,896)	(2,211,660)	(31,962)	(2,517,318)	(1,110,456)	(380,301)
Institutional class of shares	(3,322,161)	(13,039,040)	(27,238,611)	(15,549,809)	(5,309,557)	(5,920,705)	(4,628,962)
Retirement class R-3 of shares	—	—	—	—	(1,026)	—	(6,314)
Retirement class R-6 of shares	—	—	(135,548)	(181,357)	(651,050)	(37,756)	(215,890)

(2)	Reflects operations for the period from September 1, 2017, to May 11, 2018 (termination of Retirement class R-3 of shares).
(3)

Includes $4,159,630 of paid-in-capital received from an in-kind subscription purchase on December 15, 2017. The total value received of $4,159,630 from this non-taxable event represented $2,408,685 in securities cost, $1,730,375 in net unrealized appreciation, $3,388 in accrued dividends, $17,172 in cash, and $10 in accrued interest in exchange for 258,754 Institutional Class of shares at time of purchase.

(4)

The following information was previously reported in the August 31, 2018 financial statements. Undistributed net investment income included in net assets at end of period for the year ended August 31, 2018 were as follows:

Low Volatility Equity Fund	Dividend Income Fund	Large-Cap Value Fund	Large-Cap Growth Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund	Small-Cap Value Fund
$ 292,281	$ 636,145	$ 1,544,909	$ 2,017,557	$ 1,319,763	$ —	$ 326,452

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Growth Fund			Mid-Cap Value Fund			Mid-Cap Growth Fund			Small-Cap Value Fund
Year Ended August 31, 2019	Year Ended August 31, 2018		Year Ended August 31, 2019	Year Ended August 31, 2018		Year Ended August 31, 2019	Year Ended August 31, 2018		Year Ended August 31, 2019	Year Ended August 31, 2018

$3,328,031	$2,039,377		$1,996,306	$1,973,147		$(177,420)	$(231,180)		$496,308	$298,228
22,623,039	47,906,176		(2,371,492)	20,334,660		12,560,287	19,632,111		289,402	5,585,474

(26,450,235)	42,293,484		(18,095,442)	(57,248)		(16,369,576)	12,055,116		(12,392,721)	7,032,835

(499,165)	92,239,037		(18,470,628)	22,250,559		(3,986,709)	31,456,047		(11,607,011)	12,916,537

(8,151,650)	(4,147,456	)(1)	—	—		—	—		—	—
(122,745)	(31,962	)(1)	(5,989,408)	(2,770,837	)(1)	(2,613,372)	(1,110,456	)(1)	(313,516)	(380,301	)(1)
(36,189,535)	(15,910,673	)(1)	(12,798,593)	(6,563,029	)(1)	(12,980,336)	(5,920,705	)(1)	(3,915,187)	(4,628,962	)(1)
—	—		—	(1,138	)(1)(2)	—	—		—	(6,314	)(1)(2)
(9,011,688)	(187,779	)(1)	(3,943,242)	(816,232	)(1)	(3,595,774)	(37,756	)(1)	(1,032,489)	(215,890	)(1)

(53,475,618)	(20,277,870)		(22,731,243)	(10,151,236)		(19,189,482)	(7,068,917)		(5,261,192)	(5,231,467)

288,967,578	123,469,873		20,727,668	47,626,226		16,077,740	37,954,380		12,512,229	20,343,034

48,947,018	18,714,347		22,534,196	10,039,874		19,124,023	7,050,843		5,218,811	5,184,079
(235,274,441)	(164,177,220)		(61,287,176)	(76,159,820)		(43,674,135)	(53,982,490)		(20,877,358)	(21,649,285)

102,640,155	(21,993,000)		(18,025,312)	(18,493,720)		(8,472,372)	(8,977,267)		(3,146,318)	3,877,828

48,665,372	49,968,167		(59,227,183)	(6,394,397)		(31,648,563)	15,409,863		(20,014,521)	11,562,898

406,423,595	356,455,428		200,109,571	206,503,968		128,432,380	113,022,517		75,848,430	64,285,532

$455,088,967	$406,423,595	(4)	$140,882,388	$200,109,571	(4)	$96,783,817	$128,432,380	(4)	$55,833,909	$75,848,430	(4)

Statements of Changes in Net Assets

	Small-Cap Core Fund			Small-Cap Growth Fund			Global Low Volatility Equity Fund
	Year Ended August 31, 2019	Year Ended August 31, 2018		Year Ended August 31, 2019	Year Ended August 31, 2018		Year Ended August 31, 2019	Year Ended August 31, 2018
Change in net assets resulting from:

Operations:
Net investment income (loss)	$36,285	$17,884		$(450,978)	$(478,741)		$860,280	$910,381
Net realized gain (loss) on investments	(947,478)	2,368,080		1,931,571	20,263,486		1,037,717	5,421,320
Net change in unrealized appreciation/depreciation on investments	(3,431,880)	1,740,394		(25,089,308)	19,507,410		(1,041,799)	(1,869,925)

Change in net assets resulting from operations	(4,343,073)	4,126,358		(23,608,715)	39,292,155		856,198	4,461,776

Distributions to shareholders:
Advisor class of shares	(223,543)	(170,343	)(1)	(6,575,826)	(6,213,359	)(1)	(54,278)	(40,891	)(1)
Institutional class of shares	(1,725,977)	(1,106,052	)(1)	(11,821,590)	(8,546,401	)(1)	(5,908,175)	(1,821,652	)(1)
Retirement class R-6 of shares	—	—		—	—		—	—
Class F-3 of shares	—	—		—	—		—	—

Change in net assets resulting from distributions to shareholders	(1,949,520)	(1,276,395)		(18,397,416)	(14,759,760)		(5,962,453)	(1,862,543)

Capital stock transactions:
Proceeds from sale of shares	4,593,694	5,456,508		21,977,695	22,016,727		8,165,404	783,044
Net asset value of shares issued to shareholders in payment of distributions declared	1,709,986	1,176,708		18,153,178	14,542,209		5,947,142	1,464,201
Cost of shares redeemed	(10,469,665)	(4,748,644)		(51,603,896)	(47,004,023)		(4,555,760)	(23,520,826)
Redemption fees	—	—		—	—		4	—

Change in net assets resulting from capital stock transactions	(4,165,985)	1,884,572		(11,473,023)	(10,445,087)		9,556,790	(21,273,581)

Change in net assets	(10,458,578)	4,734,535		(53,479,154)	14,087,308		4,450,535	(18,674,348)

Net assets:
Beginning of period	24,395,513	19,660,978		153,083,138	138,995,830		30,543,835	49,218,183

End of period	$13,936,935	$24,395,513	(2)	$99,603,984	$153,083,138	(2)	$34,994,370	$30,543,835	(2)

(1)

The following information was previously reported in the August 31, 2018 financial statements. The distribution information for the year ended August 31, 2018 presented on the Statements of Changes in Net Assets above is presented for comparative purposes to the August 31, 2019 financial statements, which conform to the SEC Final Rule on Disclosure Update and Simplification which was effective November 5, 2018. Distributions to shareholders from net investment income and net realized gain on investments for the year ended August 31, 2018, as previously presented were as follows:

	Small-Cap Core Fund	Small-Cap Growth Fund	Global Low Volatility Equity Fund	Disciplined International Equity Fund	Pyrford International Stock Fund	LGM Emerging Markets Equity Fund	Alternative Strategies Fund
Distributions to shareholders from net investment income:
Advisor class of shares	$—	$—	$(29,505)	$(3,470)	$—	$—	$—
Institutional class of shares	(11,539)	—	(1,337,341)	(1,530,653)	(15,185,511)	(1,245,393)	—
Retirement class R-6 of shares	—	—	—	—	(1,405,577)	—	—
Class F-3 of shares	—	—	—	—	(219,446)	—	—

Distributions to shareholders from net realized gain on investments:
Advisor class of shares	(170,343)	(6,213,359)	(11,386)	—	—	—	(6,924)
Institutional class of shares	(1,094,513)	(8,546,401)	(484,311)	—	—	—	(4,470,070)

Distributions to shareholders from return of capital:
Advisor class of shares	—	—	—	—	—	—	(687)
Institutional class of shares	—	—	—	—	—	—	(708,240)

(2)

The following information was previously reported in the August 31, 2018 financial statements. Undistributed net investment income included in net assets at end of period for the year ended August 31, 2018 were as follows:

Small-Cap Core Fund	Small-Cap Growth Fund	Global Low Volatility Equity Fund	Disciplined International Equity Fund	Pyrford International Stock Fund	LGM Emerging Markets Equity Fund	Alternative Strategies Fund
$ 8,280	$ —	$ 457,212	$ 1,261,618	$ 15,265,819	$ 1,986,904	$ (999,239)

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Disciplined International Equity Fund			Pyrford International Stock Fund			LGM Emerging Markets Equity Fund			Alternative Strategies Fund
Year Ended August 31, 2019	Year Ended August 31, 2018		Year Ended August 31, 2019	Year Ended August 31, 2018		Year Ended August 31, 2019	Year Ended August 31, 2018		Year Ended August 31, 2019	Year Ended August 31, 2018

$2,268,048	$1,788,262		$17,811,533	$17,718,541		$3,948,730	$2,321,510		$239,134	$(343,138)
(3,342,402)	4,596,949		(1,140,950)	(3,196,252)		1,293,783	10,901,774		(1,342,140)	(584,715)

(4,175,960)	(6,394,997)		(16,291,181)	(59,981)		(14,443,017)	(13,442,920)		(2,467,235)	(1,485,702)

(5,250,314)	(9,786)		379,402	14,462,308		(9,200,504)	(219,636)		(3,570,241)	(2,413,555)

(2,852)	(3,470	)(1)	(142,355)	—		(177,483)	—		—	(7,611	)(1)
(1,525,583)	(1,530,653	)(1)	(12,873,242)	(15,185,511	)(1)	(8,498,978)	(1,245,393	)(1)	—	(5,178,310	)(1)
—	—		(4,754,416)	(1,405,577	)(1)	—	—		—	—
—	—		(1,250)	(219,446	)(1)	—	—		—	—

(1,528,435)	(1,534,123)		(17,771,263)	(16,810,534)		(8,676,461)	(1,245,393)		—	(5,185,921)

21,711,420	18,840,781		179,398,812	211,980,308		184,565,106	79,897,479		15,071,203	17,291,060

1,341,526	1,511,020		15,571,565	13,489,759		8,184,014	1,128,190		—	5,109,458
(32,830,709)	(13,670,472)		(177,474,748)	(218,410,088)		(90,308,302)	(35,100,313)		(46,257,211)	(37,221,147)
—	210		7,393	957		1,285	711		—	—

(9,777,763)	6,681,539		17,503,022	7,060,936		102,442,103	45,926,067		(31,186,008)	(14,820,629)

(16,556,512)	5,137,630		111,161	4,712,710		84,565,138	44,461,038		(34,756,249)	(22,420,105)

77,525,672	72,388,042		654,452,295	649,739,585		206,817,849	162,356,811		73,320,076	95,740,181

$60,969,160	$77,525,672	(2)	$654,563,456	$654,452,295	(2)	$291,382,987	$206,817,849	(2)	$38,563,827	$73,320,076	(2)

Statements of Changes in Net Assets

	Global Long/Short Equity Fund			Ultra Short Tax-Free Fund			Short Tax-Free Fund
	Year Ended August 31, 2019	Year Ended August 31, 2018		Year Ended August 31, 2019	Year Ended August 31, 2018		Year Ended August 31, 2019	Year Ended August 31, 2018
Change in net assets resulting from:

Operations:
Net investment income	$37,250	$33,591		$9,617,390	$7,993,960		$3,194,229	$2,930,092
Net realized gain (loss) on investments	(2,849)	51,678		77,396	107,385		33,823	35,751
Net change in unrealized appreciation/depreciation on investments	(902,395)	(47,838)		1,187,090	(530,035)		2,289,929	(1,518,041)

Change in net assets resulting from operations	(867,994)	37,431		10,881,876	7,571,310		5,517,981	1,447,802

Distributions to shareholders:
Investor class of shares	—	—		—	—		—	—
Advisor class of shares	(9,220)	(26,598	)(1)	(287,653)	(346,173	)(1)	(90,361)	(94,769	)(1)
Institutional class of shares	(90,991)	(387,851	)(1)	(9,329,653)	(7,963,530	)(1)	(3,103,824)	(2,832,847	)(1)

Change in net assets resulting from distributions to shareholders	(100,211)	(414,449)		(9,617,306)	(8,309,703)		(3,194,185)	(2,927,616)

Capital stock transactions:
Proceeds from sale of shares	938,436	6,276,658		455,013,834	445,096,133		38,924,406	51,370,080
Net asset value of shares issued to shareholders in payment of distributions declared	75,466	319,024		5,246,595	3,582,390		1,039,378	942,829
Cost of shares redeemed	(7,381,787)	(5,967,606)		(503,271,381)	(508,223,943)		(71,015,523)	(44,929,515)
Redemption fees	25	1,407		—	—		—	—

Change in net assets resulting from capital stock transactions	(6,367,860)	629,483		(43,010,952)	(59,545,420)		(31,051,739)	7,383,394

Change in net assets	(7,336,065)	252,465		(41,746,382)	(60,283,813)		(28,727,943)	5,903,580

Net assets:
Beginning of period	9,949,535	9,697,070		600,103,477	660,387,290		188,523,996	182,620,416

End of period	$2,613,470	$9,949,535	(2)	$558,357,095	$600,103,477	(2)	$159,796,053	$188,523,996	(2)

(1)

The following information was previously reported in the August 31, 2018 financial statements. The distribution information for the year ended August 31, 2018 presented on the Statements of Changes in Net Assets above is presented for comparative purposes to the August 31, 2019 financial statements, which conform to the SEC Final Rule on Disclosure Update and Simplification which was effective November 5, 2018. Distributions to shareholders from net investment income and net realized gain on investments for the year ended August 31, 2018, as previously presented were as follows:

	Global Long/Short Equity Fund	Ultra Short Tax-Free Fund	Short Tax- Free Fund	Short-Term Income Fund	Intermediate Tax-Free Fund	Strategic Income Fund	TCH Corporate Income Fund
Distributions to shareholders from net investment income:
Investor class of shares	$—	$—	$—	$—	$(24,188,815)	$(2,911,007)	$(3,505,065)
Advisor class of shares	(441)	(328,441)	(94,769)	(552,617)	(326,765)	(702,151)	(34,065)
Institutional class of shares	(28,606)	(7,666,730)	(2,832,847)	(4,511,766)	(21,349,941)	(733,595)	(4,433,400)

Distributions to shareholders from net realized gain on investments:
Investor class of shares	—	—	—	—	(109,132)	—	(142,642)
Advisor class of shares	(26,157)	(17,732)	—	—	(1,409)	—	(1,102)
Institutional class of shares	(359,245)	(296,800)	—	—	(75,420)	—	(162,178)

(2)

The following information was previously reported in the August 31, 2018 financial statements. Undistributed net investment income included in net assets at end of period for the year ended August 31, 2018 were as follows:

Global Long/Short Equity Fund	Ultra Short Tax-Free Fund	Short Tax- Free Fund	Short-Term Income Fund	Intermediate Tax-Free Fund	Strategic Income Fund	TCH Corporate Income Fund
$ 44,180	$ (19,656)	$ 2,011	$ 5,029	$ (293)	$ (15,832)	$ 1,244

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short-Term Income Fund			Intermediate Tax-Free Fund			Strategic Income Fund			TCH Corporate Income Fund
Year Ended August 31, 2019	Year Ended August 31, 2018		Year Ended August 31, 2019	Year Ended August 31, 2018		Year Ended August 31, 2019	Year Ended August 31, 2018		Year Ended August 31, 2019	Year Ended August 31, 2018

$6,317,075	$4,986,366		$51,208,942	$45,840,572		$3,548,002	$4,092,855		$10,457,073	$7,976,472
(60,896)	(257,306)		(4,368,827)	1,936,751		(844,954)	807,459		(1,423,451)	888,736

5,247,967	(2,814,462)		80,362,929	(37,308,698)		3,982,634	(4,311,530)		23,115,389	(8,512,340)

11,504,146	1,914,598		127,203,044	10,468,625		6,685,682	588,784		32,149,011	352,868

—	—		(18,177,993)	(24,297,947	)(1)	(2,623,768)	(2,911,007	)(1)	(3,608,172)	(3,647,707	)(1)
(572,105)	(552,617	)(1)	(224,682)	(328,174	)(1)	(588,494)	(702,151	)(1)	(141,929)	(35,167	)(1)
(5,821,595)	(4,511,766	)(1)	(33,427,811)	(21,425,361	)(1)	(501,610)	(733,595	)(1)	(7,573,720)	(4,595,578	)(1)

(6,393,700)	(5,064,383)		(51,830,486)	(46,051,482)		(3,713,872)	(4,346,753)		(11,323,821)	(8,278,452)

113,830,655	135,318,169		934,039,983	602,268,382		2,591,998	3,650,450		166,374,912	50,384,104

3,753,375	2,938,785		40,306,879	36,968,906		3,529,210	4,064,138		7,341,969	5,111,900
(104,426,395)	(137,617,032)		(911,414,361)	(442,459,403)		(16,904,030)	(31,322,162)		(94,036,984)	(59,209,589)
—	—		10	—		—	—		—	—

13,157,635	639,922		62,932,511	196,777,885		(10,782,822)	(23,607,574)		79,679,897	(3,713,585)

18,268,081	(2,509,863)		138,305,069	161,195,028		(7,811,012)	(27,365,543)		100,505,087	(11,639,169)

240,079,245	242,589,108		1,779,358,783	1,618,163,755		86,026,944	113,392,487		244,783,060	256,422,229

$258,347,326	$240,079,245	(2)	$1,917,663,852	$1,779,358,783	(2)	$78,215,932	$86,026,944	(2)	$345,288,147	$244,783,060	(2)

Statements of Changes in Net Assets

	TCH Core Plus Bond Fund			High Yield Bond Fund			Government Money Market Fund
	Year Ended August 31, 2019	Year Ended August 31, 2018		Year Ended August 31, 2019	Year Ended August 31, 2018		Year Ended August 31, 2019	Year Ended August 31, 2018
Change in net assets resulting from:

Operations:
Net investment income	$34,323,060	$30,966,093		$583,938	$658,231		$63,208,008	$40,597,171
Net realized gain (loss) on investments	(1,998,213)	(4,328,218)		(33,062)	120,095		4,655	5,012
Net change in unrealized appreciation/depreciation on investments	50,833,044	(29,057,856)		(3,178)	(571,851)		—	—

Change in net assets resulting from operations	83,157,891	(2,419,981)		547,698	206,475		63,212,663	40,602,183

Distributions to shareholders:
Investor class of shares	(2,203,494)	(1,900,839	)(1)	—	—		(12,256,532)	(7,873,018	)(1)
Advisor class of shares	(102,886)	(93,773	)(1)	(44,387)	(47,907	)(1)	—	—
Institutional/Premier class of shares	(32,251,533)	(30,314,840	)(1)	(539,551)	(610,733	)(1)	(50,956,131)	(32,729,165	)(1)

Change in net assets resulting from distributions to shareholders	(34,557,913)	(32,309,452)		(583,938)	(658,640)		(63,212,663)	(40,602,183)

Capital stock transactions:
Proceeds from sale of shares	264,740,954	239,674,446		1,031,125	1,065,544		16,062,057,054	19,536,951,159
Net asset value of shares issued to shareholders in payment of distributions declared	31,159,017	29,161,657		551,976	583,966		8,714,362	5,880,770
Cost of shares redeemed	(366,234,660)	(235,589,606)		(3,622,572)	(3,185,086)		(16,270,006,965)	(19,237,385,211)

Change in net assets resulting from capital stock transactions	(70,334,689)	33,246,497		(2,039,471)	(1,535,576)		(199,235,549)	305,446,718

Change in net assets	(21,734,711)	(1,482,936)		(2,075,711)	(1,987,741)		(199,235,549)	305,446,718

Net assets:
Beginning of period	1,045,851,352	1,047,334,288		11,325,608	13,313,349		3,389,050,092	3,083,603,374

End of period	$1,024,116,641	$1,045,851,352	(2)	$9,249,897	$11,325,608	(2)	$3,189,814,543	$3,389,050,092	(2)

(1)

The following information was previously reported in the August 31, 2018 financial statements. The distribution information for the year ended August 31, 2018 presented on the Statements of Changes in Net Assets above is presented for comparative purposes to the August 31, 2019 financial statements, which conform to the SEC Final Rule on Disclosure Update and Simplification which was effective November 5, 2018. Distributions to shareholders from net investment income and net realized gain on investments for the year ended August 31, 2018, as previously presented were as follows:

	TCH Core Plus Bond Fund	High Yield Bond Fund	Government Money Market Fund	Tax-Free Money Market Fund	Prime Money Market Fund	Institutional Prime Money Market Fund
Distributions to shareholders from net investment income:
Investor class of shares	$(1,839,668)	$—	$(7,871,988)	$(698,806)	$(2,562,944)	$(20,183)
Advisor class of shares	(90,550)	(47,907)	—	—	—	—
Institutional/Premier class of shares	(29,417,453)	(610,733)	(32,725,383)	(2,975,703)	(3,364,758)	(6,805,848)

Distributions to shareholders from net realized gain on investments:
Investor class of shares	(61,171)	—	(1,030)	—	(1,052)	(8)
Advisor class of shares	(3,223)	—	—	—	—	—
Institutional/Premier class of shares	(897,387)	—	(3,782)	—	(1,084)	(2,285)

(2)

The following information was previously reported in the August 31, 2018 financial statements. Undistributed net investment income included in net assets at end of period for the year ended August 31, 2018 were as follows:

TCH Core Plus Bond Fund	High Yield Bond Fund	Government Money Market Fund	Tax-Free Money Market Fund	Prime Money Market Fund	Institutional Prime Money Market Fund
$ (16,047)	$ (3,660)	$ (341)	$ (24,201)	$ (23,967)	$ 16,438

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Tax-Free Money Market Fund			Prime Money Market Fund			Institutional Prime Money Market Fund
Year Ended August 31, 2019	Year Ended August 31, 2018		Year Ended August 31, 2019	Year Ended August 31, 2018		Year Ended August 31, 2019	Year Ended August 31, 2018

$5,921,671	$3,674,509		$10,005,716	$5,927,686		$12,721,627	$6,826,042
19,607	—		536	2,160		1,072	2,235

—	—		—	—		2,973	14,697

5,941,278	3,674,509		10,006,252	5,929,846		12,725,672	6,842,974

(919,719)	(698,806	)(1)	(4,275,427)	(2,563,996	)(1)	(42,124)	(20,191	)(1)
—	—		—	—		—	—
(5,021,273)	(2,975,703	)(1)	(5,730,825)	(3,365,842	)(1)	(12,680,593)	(6,808,133	)(1)

(5,940,992)	(3,674,509)		(10,006,252)	(5,929,838)		(12,722,717)	(6,828,324)

828,334,151	760,794,015		775,417,901	810,980,414		2,739,102,472	1,224,837,730

919,257	574,205		4,030,461	2,146,096		4,242,411	1,189,143
(802,490,834)	(694,856,500)		(744,417,480)	(720,222,805)		(2,663,727,009)	(1,145,851,073)

26,762,574	66,511,720		35,030,882	92,903,705		79,617,874	80,175,800

26,762,860	66,511,720		35,030,882	92,903,713		79,620,829	80,190,450

381,313,133	314,801,413		461,492,480	368,588,767		481,814,410	401,623,960

$408,075,993	$381,313,133	(2)	$496,523,362	$461,492,480	(2)	$561,435,239	$481,814,410	(2)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (4)	Net investment income (4)
Large-Cap Growth Fund
2019	$20.95	$0.09	$(0.47)	$(0.38)	$(0.06)	$(2.55)	$(2.61)	$17.96	(0.62)%	0.84%	0.79%	0.50%	$58,562	89%
2018	17.46	0.07	4.42	4.49	—	(1.00)	(1.00)	20.95	26.78	0.92	0.91	0.28	65,365	57
2017	15.34	0.06	3.03	3.09	(0.07)	(0.90)	(0.97)	17.46	21.30	1.03	1.00	0.34	74,359	75
2016	16.26	0.03	1.44	1.47	(0.02)	(2.37)	(2.39)	15.34	9.68	1.13	1.07	0.23	163,712	70
2015	17.94	(0.01)	0.93	0.92	(0.01)	(2.59)	(2.60)	16.26	5.58	1.23	1.21	0.03	161,918	94
Intermediate Tax-Free Fund
2019	11.13	0.31	0.46	0.77	(0.30)	—	(0.30)	11.60	7.05	0.56	0.55	2.69	528,980	64
2018	11.37	0.30	(0.24)	0.06	(0.30)	(0.00)	(0.30)	11.13	0.53	0.55	0.55	2.65	870,195	45
2017	11.61	0.29	(0.21)	0.08	(0.29)	(0.03)	(0.32)	11.37	0.78	0.57	0.55	2.55	975,664	44
2016	11.26	0.25	0.37	0.62	(0.25)	(0.02)	(0.27)	11.61	5.56	0.57	0.55	2.19	1,241,387	42
2015	11.25	0.26	0.01	0.27	(0.26)	—	(0.26)	11.26	2.36	0.57	0.55	2.23	1,250,815	26
Strategic Income Fund
2019	9.08	0.42	0.38	0.80	(0.42)	—	(0.42)	9.46	9.08	0.96	0.80	4.41	56,576	39
2018	9.45	0.38	(0.37)	0.04	(0.41)	—	(0.41)	9.08	0.37	0.91	0.80	4.09	59,724	33
2017	9.43	0.23	0.08	0.31	(0.29)	—	(0.29)	9.45	3.32	0.90	0.80	2.46	73,488	65
2016	9.31	0.21	0.17	0.38	(0.26)	—	(0.26)	9.43	4.17	0.86	0.80	2.28	85,665	13
2015	9.36	0.22	—	0.22	(0.27)	—	(0.27)	9.31	2.34	0.93	0.80	2.36	94,380	44
TCH Corporate Income Fund
2019	12.79	0.45	0.90	1.35	(0.45)	(0.04)	(0.49)	13.65	10.88	0.67	0.59	3.52	101,125	37
2018	13.20	0.40	(0.39)	0.01	(0.40)	(0.02)	(0.42)	12.79	0.05	0.63	0.59	3.08	102,523	31
2017	13.17	0.35	0.14	0.49	(0.35)	(0.11)	(0.46)	13.20	3.86	0.71	0.59	2.70	120,745	44
2016	12.33	0.45	0.89	1.34	(0.45)	(0.05)	(0.50)	13.17	11.23	0.72	0.59	3.65	82,643	62
2015	13.09	0.36	(0.71)	(0.35)	(0.36)	(0.05)	(0.41)	12.33	(2.73)	0.70	0.59	2.83	137,987	26
TCH Core Plus Bond Fund
2019	11.41	0.37	0.59	0.96	(0.37)	—	(0.37)	12.00	8.63	0.58	0.58	3.24	74,970	51
2018	11.79	0.32	(0.37)	(0.05)	(0.32)	(0.01)	(0.33)	11.41	(0.45)	0.58	0.58	2.70	61,251	45
2017	11.89	0.24	(0.02)	0.22	(0.28)	(0.04)	(0.32)	11.79	1.91	0.59	0.59	2.37	68,946	34
2016	11.42	0.34	0.48	0.82	(0.35)	(0.00)	(0.35)	11.89	7.36	0.59	0.59	3.00	508,030	39
2015	11.95	0.32	(0.47)	(0.15)	(0.32)	(0.06)	(0.38)	11.42	(1.28)	0.58	0.58	2.69	602,588	25
Government Money Market Fund
2019	1.00	0.02	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	1.89	0.50	0.45	1.89	805,270	—
2018	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	1.05	0.50	0.45	1.03	747,981	—
2017	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.24	0.50	0.42	0.24	814,242	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.53	0.29	0.01	268,417	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.53	0.08	0.01	101,593	—
Tax-Free Money Market Fund
2019	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	1.20	0.55	0.45	1.20	71,794	—
2018	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.80	0.56	0.45	0.79	75,889	—
2017	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.37	0.57	0.45	0.33	76,029	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.06	0.53	0.26	0.03	90,098	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	0.53	0.16	0.01	142,052	—
Prime Money Market Fund
2019	1.00	0.02	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	2.03	0.51	0.45	2.03	247,742	—
2018	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	1.25	0.52	0.45	1.24	193,006	—
2017	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.42	0.53	0.45	0.36	202,251	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	0.45	0.38	0.03	903,864	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.45	0.19	0.01	1,296,633	—

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (4)	Net investment income (4)
Institutional Prime Money Market Fund
2019	$1.0001	$0.0204	$0.0000	$0.0204	$(0.0204)	$(0.0000)	$(0.0204)	$1.0001	2.06%	0.52%	0.45%	2.04%	$1,218	—%
2018	1.0001	0.0128	0.0000	0.0128	(0.0128)	(0.0000)	(0.0128)	1.0001	1.29	0.55	0.45	1.31	2,401	—
2017(5)	1.00	0.0049	0.0001	0.0050	(0.0049)	(0.0000)	(0.0049)	1.0001	0.50	0.55	0.45	0.50	1,421	—
2016(6)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	0.54	0.45	0.14	992	—

(1)	Annualized for periods less than one year.
(2)	Based on net asset value as of end of period date.
(3)	Not annualized for periods less than one year.
(4)	The contractual and voluntary expense waivers pursuant to Note 6 of the financial statements are reflected in both the net expense and net investment income ratios.
(5)

Effective October 3, 2016, the BMO Institutional Prime Money Market Fund switched the valuation method of its securities from amortized cost to reflecting changes in market values, thus allowing the Fund’s NAV to “float”. In connection with this change, the Fund’s per share NAV is now calculated to four decimals (e.g., $1.0000).

(6)	Reflects operations for the period from June 3, 2016 (inception date) to August 31, 2016.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (4)	Net investment income (loss) (4)
Low Volatility Equity Fund
2019	$15.72	$0.22	$1.43	$1.65	$(0.22)	$(1.34)	$(1.56)	$15.81	11.80%	1.03%	0.90%	1.48%	$29,006	32%
2018	14.36	0.19	1.76	1.95	(0.20)	(0.39)	(0.59)	15.72	13.96	1.03	0.90	1.25	25,571	43
2017	13.79	0.20	0.74	0.94	(0.20)	(0.17)	(0.37)	14.36	6.94	1.03	0.90	1.47	31,624	56
2016	12.81	0.16	1.35	1.51	(0.17)	(0.36)	(0.53)	13.79	12.13	1.05	0.90	1.40	15,064	40
2015	13.20	0.14	0.55	0.69	(0.18)	(0.90)	(1.08)	12.81	5.22	1.12	0.90	1.12	1,162	47
Dividend Income Fund
2019	15.46	0.30	(0.85)	(0.55)	(0.31)	(0.58)	(0.89)	14.02	(3.51)	1.02	0.90	2.32	15,365	43
2018	14.51	0.28	2.67	2.95	(0.30)	(1.70)	(2.00)	15.46	21.90	1.04	0.90	2.07	6,092	39
2017(5)	12.94	0.28	1.61	1.89	(0.21)	(0.11)	(0.32)	14.51	14.80	1.08	0.90	2.06	3,205	43
2016	12.59	0.30	1.11	1.41	(0.30)	(0.76)	(1.06)	12.94	11.89	1.08	0.90	2.44	78,531	51
2015	14.29	0.31	(0.76)	(0.45)	(0.33)	(0.92)	(1.25)	12.59	(3.63)	1.05	0.90	2.16	74,254	46
Large-Cap Value Fund
2019	16.59	0.26	(1.46)	(1.20)	(0.27)	(1.40)	(1.67)	13.72	(7.15)	0.85	0.79	1.78	18,621	67
2018	15.85	0.16	2.22	2.38	(0.19)	(1.45)	(1.64)	16.59	15.57	0.91	0.89	0.82	22,602	54
2017(5)	14.14	0.08	1.93	2.01	(0.18)	(0.12)	(0.30)	15.85	14.33	1.02	1.00	0.49	25,061	62
2016	15.23	0.21	0.53	0.74	(0.22)	(1.61)	(1.83)	14.14	5.31	1.10	1.07	1.61	37	60
2015	17.04	0.13	(0.22)	(0.09)	(0.10)	(1.62)	(1.72)	15.23	(0.70)	1.22	1.21	0.80	28	72
Large-Cap Growth Fund
2019	20.96	0.09	(0.48)	(0.39)	(0.08)	(2.55)	(2.63)	17.94	(0.63)	0.84	0.79	0.49	712	89
2018	17.46	0.05	4.45	4.50	—	(1.00)	(1.00)	20.96	26.84	0.91	0.88	0.32	860	57
2017	15.34	0.03	3.06	3.09	(0.07)	(0.90)	(0.97)	17.46	21.30	1.03	1.00	0.39	808	75
2016	16.26	0.02	1.45	1.47	(0.02)	(2.37)	(2.39)	15.34	9.68	1.13	1.07	0.29	405	70
2015	17.94	0.00	0.92	0.92	(0.01)	(2.59)	(2.60)	16.26	5.58	1.23	1.21	0.03	37	94
Mid-Cap Value Fund
2019	12.64	0.13	(1.34)	(1.21)	(0.11)	(1.33)	(1.44)	9.99	(9.63)	1.26	1.24	0.98	39,032	50
2018	11.91	0.11	1.17	1.28	(0.05)	(0.50)	(0.55)	12.64	10.89	1.25	1.24	0.79	55,151	64
2017	14.40	0.05	1.28	1.33	(0.05)	(3.77)	(3.82)	11.91	12.88	1.26	1.24	0.74	64,462	139
2016	15.02	0.11	0.86	0.97	(0.12)	(1.47)	(1.59)	14.40	7.27	1.23	1.23	0.90	39	24
2015	17.66	0.03	(0.59)	(0.56)	(0.02)	(2.06)	(2.08)	15.02	(3.55)	1.22	1.22	0.19	26	27
Mid-Cap Growth Fund
2019	17.96	(0.06)	(0.75)	(0.81)	—	(2.95)	(2.95)	14.20	(2.95)	1.32	1.24	(0.41)	14,229	61
2018	14.79	(0.08)	4.24	4.16	—	(0.99)	(0.99)	17.96	29.40	1.31	1.24	(0.43)	16,399	63
2017	16.26	(0.02)	2.11	2.09	(0.02)	(3.54)	(3.56)	14.79	16.73	1.37	1.24	(0.47)	17,945	157
2016	20.02	0.03	(0.91)	(0.88)	—	(2.88)	(2.88)	16.26	(4.23)	1.29	1.24	0.09	31	59
2015	23.93	(0.11)	(0.57)	(0.68)	—	(3.23)	(3.23)	20.02	(2.89)	1.25	1.24	(0.52)	28	53
Small-Cap Value Fund
2019	14.78	0.08	(2.45)	(2.37)	(0.06)	(0.96)	(1.02)	11.39	(16.19)	1.39	1.24	0.53	3,140	67
2018	13.30	0.03	2.57	2.60	—	(1.12)	(1.12)	14.78	20.32	1.41	1.24	0.25	4,741	70
2017(5)	13.21	0.03	1.36	1.39	(0.04)	(1.26)	(1.30)	13.30	11.58	1.49	1.24	0.22	4,931	148
2016	12.72	0.03	0.98	1.01	—	(0.52)	(0.52)	13.21	8.23	1.39	1.24	0.17	42,615	39
2015	14.40	(0.02)	(0.85)	(0.87)	—	(0.81)	(0.81)	12.72	(6.18)	1.46	1.24	(0.46)	72,822	53
Small-Cap Core Fund
2019	15.11	(0.06)	(2.56)	(2.62)	(0.01)	(1.15)	(1.16)	11.33	(17.39)	1.88	1.15	(0.04)	702	81
2018	13.22	(0.01)	2.73	2.72	—	(0.83)	(0.83)	15.11	21.20	1.62	1.15	(0.04)	2,988	89
2017	11.57	(0.02)	1.88	1.86	(0.01)	(0.20)	(0.21)	13.22	16.09	1.83	1.15	(0.18)	2,612	90
2016	10.41	0.02	1.22	1.24	—	(0.08)	(0.08)	11.57	11.97	2.54	1.15	0.19	647	70
2015	10.38	(0.01)	0.04	0.03	—	—	—	10.41	0.29	5.02	1.15	(0.28)	629	64

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain		Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)					Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
											Gross Expenses		Net Expenses (4)		Net investment income (loss) (4)
Small-Cap Growth Fund
2019	$21.60	$(0.02)	$(3.51)	$(3.53)	$—	$(2.75)		$(2.75)	$15.32	(16.12)%	1.30%		1.24%		(0.54)%	$31,378	61%
2018	18.37	(0.12)	5.43	5.31	—	(2.08)		(2.08)	21.60	31.55	1.28		1.24		(0.47)	53,772	80
2017(6)	17.79	(0.06)	0.64	0.58	—	—		—	18.37	3.26	1.24		1.24		(0.97)	57,737	197
Global Low Volatility Equity Fund
2019(7)	14.00	0.52	(0.37)	0.15	(0.38)	(2.35)		(2.73)	11.42	2.21	1.62		1.10		2.50	660	44
2018	13.16	(0.15)	1.46	1.31	(0.34)	(0.13)		(0.47)	14.00	10.21	1.46		1.10		1.50	339	34
2017(7)	12.61	0.14	0.66	0.80	(0.17)	(0.08)		(0.25)	13.16	6.59	1.52		1.10		1.96	997	74
2016(7)	11.31	0.11	1.25	1.36	(0.06)	(0.00)		(0.06)	12.61	12.11	1.63		1.10		2.04	266	36
2015(7)	11.47	0.14	(0.17)	(0.03)	(0.08)	(0.05)		(0.13)	11.31	(0.28)	5.76		1.10		2.38	142	31
Disciplined International Equity Fund
2019	10.94	0.33	(1.09)	(0.76)	(0.17)	—		(0.17)	10.01	(6.91)	1.28		1.15		2.79	141	59
2018(7)	11.17	0.21	(0.22)	(0.01)	(0.22)	—		(0.22)	10.94	(0.15)	1.27		1.15		2.11	186	52
2017(7)	9.56	0.20	1.66	1.86	(0.25)	—		(0.25)	11.17	19.97	1.39		1.15		1.98	149	77
2016(7)(8)	10.00	0.23	(0.67)	(0.44)	—	—		—	9.56	(4.40)	1.45		1.15		2.53	125	64
Pyrford International Stock Fund
2019(7)	13.43	0.32	(0.34)	(0.02)	(0.33)	—		(0.33)	13.08	0.04	1.21		1.19		2.32	4,621	16
2018(7)	13.16	(0.09)	0.36	0.27	—	—		—	13.43	2.05	1.20		1.18		2.88	6,037	20
2017(5)(7)	12.18	0.40	0.83	1.23	(0.25)	—		(0.25)	13.16	10.38	1.30		1.21		3.11	891	33
2016(7)	11.74	0.33	0.35	0.68	(0.24)	—		(0.24)	12.18	5.96	1.31		1.24		0.92	88	12
2015(7)	13.11	0.05	(1.34)	(1.29)	(0.08)	—		(0.08)	11.74	(9.86)	1.28		1.24		2.79	817	9
LGM Emerging Markets Equity Fund
2019(7)	16.04	(0.02)	(0.49)	(0.51)	(0.13)	(0.51)		(0.64)	14.89	(3.05)	1.51		1.40		1.30	5,224	24
2018(7)	15.93	0.14	(0.03)	0.11	—	—		—	16.04	0.69	1.55		1.40		0.84	4,983	22
2017(5)(7)	14.04	0.13	1.82	1.95	(0.06)	—		(0.06)	15.93	14.03	1.63		1.40		0.96	4,776	40
2016(7)	12.12	0.16	1.86	2.02	(0.10)	—		(0.10)	14.04	16.88	1.64		1.40		0.92	51,879	24
2015(7)	14.30	0.08	(2.09)	(2.01)	(0.17)	—		(0.17)	12.12	(14.18)	1.59		1.40		2.01	63,966	25
Alternative Strategies Fund
2019	9.73	(0.53)	0.01	(0.52)	—	—		—	9.21	(5.34)	2.43	(10)	1.87	(10)	0.10	20	64
2018	10.74	(0.14)	(0.20)	(0.34)	—	(0.67	)(9)	(0.67)	9.73	(3.53)	3.08	(10)	2.33	(10)	(0.74)	70	122
2017(7)	10.30	(0.18)	0.62	0.44	—	—		—	10.74	4.27	3.65	(10)	2.95	(10)	(0.93)	157	251
2016(7)	10.40	(0.23)	0.23	0.00	—	(0.10)		(0.10)	10.30	(0.02)	3.88	(10)	3.07	(10)	1.11	286	279
2015(7)(11)	10.00	(0.06)	0.46	0.40	—	—		—	10.40	4.00	4.94	(10)	2.72	(10)	(1.07)	1,011	119
Global Long/Short Equity Fund
2019(7)	12.00	0.18	(1.49)	(1.31)	(0.11)	(0.03)		(0.14)	10.55	(10.94)	4.62	(10)	1.86	(10)	0.50	650	38
2018(7)	12.22	0.00	0.21	0.21	(0.01)	(0.42)		(0.43)	12.00	1.61	3.71	(10)	2.47	(10)	0.02	801	79
2017(7)	10.68	0.01	1.66	1.67	(0.04)	(0.09)		(0.13)	12.22	15.77	5.05	(10)	2.42	(10)	0.03	730	42
2016(7)(8)	10.00	0.03	0.65	0.68	—	—		—	10.68	6.80	9.46	(10)	2.36	(10)	0.46	510	45
Ultra Short Tax-Free Fund
2019	10.07	0.13	0.03	0.16	(0.14)	—		(0.14)	10.09	1.62	0.62		0.55		1.41	16,498	155
2018	10.08	0.10	0.00	0.10	(0.10)	(0.01)		(0.11)	10.07	0.95	0.62		0.55		0.99	27,434	156
2017	10.08	0.07	0.01	0.08	(0.07)	(0.01)		(0.08)	10.08	0.80	0.64		0.55		0.74	34,696	126
2016	10.08	0.04	0.01	0.05	(0.04)	(0.01)		(0.05)	10.08	0.50	0.64		0.55		0.39	25	56
2015	10.09	0.04	(0.01)	0.03	(0.04)	—		(0.04)	10.08	0.25	0.60		0.55		0.34	25	57
Short Tax-Free Fund
2019	10.14	0.17	0.14	0.31	(0.17)	—		(0.17)	10.28	3.10	0.72		0.55		1.68	3,668	94
2018	10.22	0.14	(0.08)	0.06	(0.14)	—		(0.14)	10.14	0.62	0.67		0.55		1.40	6,502	95
2017	10.24	0.13	(0.02)	0.11	(0.13)	(0.00)		(0.13)	10.22	1.08	0.76		0.55		1.27	7,166	93
2016	10.20	0.11	0.06	0.17	(0.11)	(0.02)		(0.13)	10.24	1.69	0.77		0.55		1.04	1,151	39
2015	10.20	0.12	0.00	0.12	(0.12)	—		(0.12)	10.20	1.21	0.83		0.55		1.15	453	50

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (4)	Net investment income (4)
Short-Term Income Fund
2019	$9.27	$0.22	$0.18	$0.40	$(0.22)	$—	$(0.22)	$9.45	4.34%	0.70%	0.60%	2.30%	$24,531	53%
2018	9.39	0.17	(0.12)	0.05	(0.17)	—	(0.17)	9.27	0.56	0.71	0.60	1.80	26,011	48
2017	9.40	0.15	(0.01)	0.14	(0.15)	—	(0.15)	9.39	1.46	0.72	0.60	1.61	33,311	53
2016	9.33	0.10	0.07	0.17	(0.10)	—	(0.10)	9.40	1.87	0.70	0.60	0.98	157	64
2015	9.40	0.09	(0.05)	0.04	(0.11)	—	(0.11)	9.33	0.43	0.69	0.60	1.02	25	29
Intermediate Tax-Free Fund
2019	11.13	0.30	0.47	0.77	(0.30)	—	(0.30)	11.60	7.05	0.56	0.55	2.69	4,505	64
2018	11.37	0.30	(0.24)	0.06	(0.30)	—	(0.30)	11.13	0.53	0.55	0.55	2.65	14,701	45
2017	11.61	0.29	(0.21)	0.08	(0.29)	(0.03)	(0.32)	11.37	0.79	0.57	0.55	2.57	10,842	44
2016	11.26	0.25	0.37	0.62	(0.25)	(0.02)	(0.27)	11.61	5.56	0.57	0.55	2.18	1,693	42
2015	11.25	0.26	0.01	0.27	(0.26)	—	(0.26)	11.26	2.36	0.57	0.55	2.24	2,095	26
Strategic Income Fund
2019	9.08	0.42	0.38	0.80	(0.42)	—	(0.42)	9.46	9.08	0.96	0.80	4.41	12,523	39
2018	9.45	0.37	(0.37)	0.03	(0.40)	—	(0.40)	9.08	0.37	0.92	0.80	4.09	13,602	33
2017	9.43	0.28	0.03	0.31	(0.29)	—	(0.29)	9.45	3.32	0.90	0.80	3.14	18,354	65
2016	9.31	0.22	0.16	0.38	(0.26)	—	(0.26)	9.43	4.17	0.86	0.80	2.27	32	13
2015	9.36	0.22	0.00	0.22	(0.27)	—	(0.27)	9.31	2.34	0.93	0.80	2.36	26	44
TCH Corporate Income Fund
2019	12.79	0.45	0.90	1.35	(0.45)	(0.04)	(0.49)	13.65	10.89	0.67	0.59	3.48	7,208	37
2018	13.20	0.40	(0.39)	0.01	(0.40)	(0.02)	(0.42)	12.79	0.06	0.63	0.59	3.15	1,864	31
2017	13.17	0.35	0.14	0.49	(0.35)	(0.11)	(0.46)	13.20	3.86	0.71	0.59	2.63	1,384	44
2016	12.33	0.45	0.89	1.34	(0.45)	(0.05)	(0.50)	13.17	11.23	0.72	0.59	3.77	66	62
2015	13.09	0.36	(0.71)	(0.35)	(0.36)	(0.05)	(0.41)	12.33	(2.73)	0.70	0.59	2.83	25	26
TCH Core Plus Bond Fund
2019	11.41	0.37	0.59	0.96	(0.37)	—	(0.37)	12.00	8.63	0.58	0.58	3.23	3,727	51
2018	11.79	0.31	(0.37)	(0.05)	(0.32)	(0.01)	(0.33)	11.41	(0.45)	0.58	0.58	2.69	3,032	45
2017	11.89	0.28	(0.06)	0.22	(0.28)	(0.04)	(0.32)	11.79	1.91	0.59	0.59	2.36	3,337	34
2016	11.42	0.34	0.48	0.82	(0.35)	(0.00)	(0.35)	11.89	7.36	0.59	0.59	2.99	1,434	39
2015	11.95	0.32	(0.47)	(0.15)	(0.32)	(0.06)	(0.38)	11.42	(1.28)	0.58	0.58	2.71	312	25
High Yield Bond Fund
2019	9.25	0.51	(0.01)	0.50	(0.50)	0.00	(0.50)	9.25	5.59	2.25	0.90	5.48	868	24
2018	9.58	0.48	(0.33)	0.15	(0.48)	—	(0.48)	9.25	1.62	2.00	0.90	5.12	864	37
2017	9.49	0.44	0.15	0.59	(0.50)	—	(0.50)	9.58	6.37	1.42	0.90	5.26	1,010	47
2016	9.41	0.48	0.08	0.56	(0.48)	—	(0.48)	9.49	6.22	1.21	0.90	5.15	72,010	51
2015	10.44	0.51	(0.79)	(0.28)	(0.51)	(0.24)	(0.75)	9.41	(2.70)	1.21	0.90	5.13	42,843	46

(1)	Annualized for periods less than one year.
(2)	Based on net asset value as of end of period date.
(3)	Not annualized for periods less than one year.
(4)	The contractual and voluntary expense waivers pursuant to Note 6 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(5)	Calculated using the average shares method.
(6)	Reflects operations for the period from May 31, 2017 (inception date) to August 31, 2017.
(7)	Redemption fees consisted of per share amounts less than $0.01.
(8)	Reflects operations for the period from September 17, 2015 (inception date) to August 31, 2016.
(9)	Includes distribution to shareholders for return of capital in the amount of $0.09 per share.
(10)

Percentages shown include interest expense and dividends on securities sold short and overdraft expenses. Gross and net expense ratios, respectively, excluding interest expense and dividends on securities sold short and overdraft expenses are as follows:

Alternatives Strategies Fund			Global Long/Short Equity Fund
	Gross	Net		Gross	Net
2019	2.29%	1.73%	2019	4.36%	1.60%
2018	2.75	2.00	2018	2.83	1.60
2017	2.85	2.15	2017	4.23	1.60
2016	3.05	2.20	2016	8.70	1.60
2015	4.42	2.20

(11)	Reflects operations for the period from December 16, 2014 (inception date) to August 31, 2015.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (4)	Net investment income (loss) (4)
Low Volatility Equity Fund
2019	$15.77	$0.25	$1.46	$1.71	$(0.26)	$(1.34)	$(1.60)	$15.88	12.18%	0.78%	0.65%	1.71%	$184,158	32%
2018	14.42	0.24	1.74	1.98	(0.24)	(0.39)	(0.63)	15.77	14.12	0.78	0.65	1.52	102,815	43
2017	13.84	0.24	0.74	0.98	(0.23)	(0.17)	(0.40)	14.42	7.24	0.78	0.65	1.69	127,837	56
2016	12.84	0.20	1.35	1.55	(0.19)	(0.36)	(0.55)	13.84	12.47	0.80	0.65	1.62	135,413	40
2015	13.22	0.20	0.53	0.73	(0.21)	(0.90)	(1.11)	12.84	5.56	0.87	0.65	1.52	76,792	47
Dividend Income Fund
2019	15.41	0.34	(0.85)	(0.51)	(0.34)	(0.58)	(0.92)	13.98	(3.24)	0.78	0.65	2.56	297,622	43
2018	14.47	0.34	2.64	2.98	(0.34)	(1.70)	(2.04)	15.41	22.17	0.79	0.65	2.31	149,009	39
2017(5)	12.96	0.33	1.60	1.93	(0.31)	(0.11)	(0.42)	14.47	15.15	0.83	0.65	2.37	112,377	43
2016	12.62	0.35	1.08	1.43	(0.33)	(0.76)	(1.09)	12.96	12.07	0.83	0.65	2.68	38,719	51
2015	14.32	0.35	(0.77)	(0.42)	(0.36)	(0.92)	(1.28)	12.62	(3.38)	0.80	0.65	2.50	45,554	46
Large-Cap Value Fund
2019	16.61	0.30	(1.46)	(1.16)	(0.31)	(1.40)	(1.71)	13.74	(6.97)	0.59	0.54	2.01	224,930	67
2018	15.88	0.28	2.14	2.42	(0.24)	(1.45)	(1.69)	16.61	15.83	0.67	0.64	1.64	287,685	54
2017(5)	14.16	0.22	1.83	2.05	(0.21)	(0.12)	(0.33)	15.88	14.66	0.77	0.75	1.47	307,156	62
2016	15.26	0.24	0.53	0.77	(0.26)	(1.61)	(1.87)	14.16	5.57	0.85	0.82	1.83	136,813	60
2015	17.06	0.18	(0.23)	(0.05)	(0.13)	(1.62)	(1.75)	15.26	(0.45)	0.97	0.96	1.04	94,439	72
Large-Cap Growth Fund
2019	21.17	0.18	(0.53)	(0.35)	(0.12)	(2.55)	(2.67)	18.15	(0.40)	0.59	0.54	0.75	168,838	89
2018	17.60	0.11	4.48	4.59	(0.02)	(1.00)	(1.02)	21.17	27.19	0.67	0.64	0.56	279,227	57
2017	15.47	0.10	3.06	3.16	(0.13)	(0.90)	(1.03)	17.60	21.63	0.78	0.75	0.65	278,436	75
2016	16.39	0.07	1.44	1.51	(0.06)	(2.37)	(2.43)	15.47	9.88	0.88	0.82	0.50	95,438	70
2015	18.06	0.07	0.90	0.97	(0.04)	(2.60)	(2.64)	16.39	5.85	0.98	0.96	0.29	72,958	94
Mid-Cap Value Fund
2019	12.58	0.13	(1.32)	(1.19)	(0.14)	(1.33)	(1.47)	9.92	(9.47)	1.01	0.99	1.23	87,893	50
2018	11.89	0.13	1.18	1.31	(0.12)	(0.50)	(0.62)	12.58	11.21	1.00	0.99	1.04	113,786	64
2017	14.38	0.08	1.27	1.35	(0.07)	(3.77)	(3.84)	11.89	13.10	1.01	0.99	0.91	127,304	139
2016	15.01	0.16	0.85	1.01	(0.17)	(1.47)	(1.64)	14.38	7.55	0.98	0.98	1.09	75,608	24
2015	17.63	0.08	(0.60)	(0.52)	(0.04)	(2.06)	(2.10)	15.01	(3.29)	0.97	0.97	0.43	99,160	27
Mid-Cap Growth Fund
2019	18.79	(0.02)	(0.78)	(0.80)	—	(2.95)	(2.95)	15.04	(2.75)	1.07	0.99	(0.16)	74,575	61
2018	15.39	(0.03)	4.42	4.39	—	(0.99)	(0.99)	18.79	29.76	1.06	0.99	(0.18)	89,028	63
2017	16.76	0.03	2.19	2.22	(0.05)	(3.54)	(3.59)	15.39	17.07	1.12	0.99	(0.07)	94,464	157
2016	20.51	0.04	(0.91)	(0.87)	—	(2.88)	(2.88)	16.76	(4.06)	1.04	0.99	0.33	39,569	59
2015	24.37	(0.08)	(0.55)	(0.63)	—	(3.23)	(3.23)	20.51	(2.61)	1.00	0.99	(0.26)	82,768	53
Small-Cap Value Fund
2019	15.03	0.09	(2.47)	(2.38)	(0.09)	(0.96)	(1.05)	11.60	(15.93)	1.14	0.99	0.78	44,586	67
2018	13.47	0.07	2.61	2.68	—	(1.12)	(1.12)	15.03	20.67	1.16	0.99	0.49	56,848	70
2017(5)	13.37	0.04	1.41	1.45	(0.09)	(1.26)	(1.35)	13.47	11.87	1.24	0.99	0.33	56,585	148
2016	12.84	0.05	1.00	1.05	—	(0.52)	(0.52)	13.37	8.47	1.14	0.99	0.40	25,522	39
2015	14.50	(0.01)	(0.84)	(0.85)	—	(0.81)	(0.81)	12.84	(5.99)	1.21	0.99	(0.14)	19,186	53
Small-Cap Core Fund
2019	15.23	0.04	(2.65)	(2.61)	(0.01)	(1.15)	(1.16)	11.46	(17.18)	1.65	0.90	0.22	13,235	81
2018	13.30	0.03	2.74	2.77	(0.01)	(0.83)	(0.84)	15.23	21.46	1.37	0.90	0.21	21,407	89
2017	11.64	0.01	1.89	1.90	(0.04)	(0.20)	(0.24)	13.30	16.33	1.58	0.90	0.14	17,049	90
2016	10.45	0.03	1.25	1.28	(0.01)	(0.08)	(0.09)	11.64	12.37	2.29	0.90	0.44	10,780	70
2015	10.40	0.02	0.03	0.05	—	—	—	10.45	0.48	4.77	0.90	0.17	3,632	64
Small-Cap Growth Fund
2019	22.48	0.01	(3.64)	(3.63)	—	(2.75)	(2.75)	16.10	(15.92)	1.05	0.99	(0.29)	68,226	61
2018	19.00	(0.03)	5.59	5.56	—	(2.08)	(2.08)	22.48	31.83	1.02	0.99	(0.21)	99,311	80
2017	16.62	(0.14)	2.52	2.38	—	—	—	19.00	14.32	1.02	1.02	(0.37)	81,259	197
2016	18.60	(0.10)	(0.64)	(0.74)	—	(1.24)	(1.24)	16.62	(3.72)	1.18	1.18	(0.21)	179,726	63
2015	22.75	(0.07)	(0.29)	(0.36)	—	(3.79)	(3.79)	18.60	(1.27)	1.15	1.15	(0.35)	339,016	59

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain		Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)					Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
											Gross Expenses		Net Expenses (4)		Net investment income (loss) (4)
Global Low Volatility Equity Fund
2019(6)	$14.05	$0.38	$(0.19)	$0.19	$(0.40)	$(2.35)		$(2.75)	$11.49	2.48%	1.37%		0.85%		2.67%	$34,335	44%
2018	13.20	0.30	1.05	1.35	(0.37)	(0.13)		(0.50)	14.05	10.44	1.19		0.85		1.94	30,205	34
2017(6)	12.65	0.19	0.64	0.83	(0.20)	(0.08)		(0.28)	13.20	6.76	1.27		0.85		1.98	48,221	74
2016(6)	11.34	0.07	1.33	1.40	(0.09)	(0.00)		(0.09)	12.65	12.44	1.38		0.85		2.26	38,909	36
2015(6)	11.50	0.25	(0.26)	(0.01)	(0.10)	(0.05)		(0.15)	11.34	(0.08)	5.51		0.85		2.16	4,144	31
Disciplined International Equity Fund
2019	10.96	0.34	(1.08)	(0.74)	(0.19)	—		(0.19)	10.03	(6.64)	1.03		0.90		3.00	60,828	59
2018(6)	11.19	0.26	(0.25)	0.01	(0.24)	—		(0.24)	10.96	0.05	1.03		0.90		2.33	77,339	52
2017(6)	9.58	0.25	1.64	1.89	(0.28)	—		(0.28)	11.19	20.30	1.14		0.90		2.13	72,239	77
2016(6)(7)	10.00	0.23	(0.65)	(0.42)	—	—		—	9.58	(4.20)	1.20		0.90		2.51	67,434	64
Pyrford International Stock Fund
2019(6)	13.18	0.33	(0.33)	0.00	(0.34)	—		(0.34)	12.84	0.25	0.96		0.94		2.71	486,114	16
2018(6)	13.21	0.37	(0.06)	0.31	(0.34)	—		(0.34)	13.18	2.34	0.96		0.94		2.41	485,053	20
2017(5)(6)	12.22	0.32	0.94	1.26	(0.27)	—		(0.27)	13.21	10.68	1.05		0.96		2.59	593,746	33
2016(6)	11.78	0.35	0.36	0.71	(0.27)	—		(0.27)	12.22	6.21	1.06		0.99		2.44	485,787	12
2015(6)	13.14	0.22	(1.48)	(1.26)	(0.10)	—		(0.10)	11.78	(9.63)	1.03		0.99		2.52	626,232	9
LGM Emerging Markets Equity Fund
2019(6)	15.99	0.22	(0.69)	(0.47)	(0.19)	(0.51)		(0.70)	14.82	(2.76)	1.25		1.15		1.65	286,159	24
2018(6)	15.97	0.19	(0.04)	0.15	(0.13)	—		(0.13)	15.99	0.92	1.29		1.15		1.20	201,835	22
2017(5)(6)	14.08	0.15	1.84	1.99	(0.10)	—		(0.10)	15.97	14.36	1.38		1.15		1.04	157,581	40
2016(6)	12.16	0.15	1.90	2.05	(0.13)	—		(0.13)	14.08	17.12	1.39		1.15		1.07	78,851	24
2015(6)	14.33	0.16	(2.13)	(1.97)	(0.20)	—		(0.20)	12.16	(13.88)	1.34		1.15		1.15	85,034	25
Alternative Strategies Fund
2019	9.82	(0.05)	(0.45)	(0.50)	—	—		—	9.32	(5.09)	2.18	(9)	1.62	(9)	0.40	38,544	64
2018(6)	10.81	(0.05)	(0.27)	(0.32)	—	(0.67	)(8)	(0.67)	9.82	(3.31)	2.79	(9)	2.08	(9)	(0.42)	73,250	122
2017(6)	10.33	(0.09)	0.57	0.48	—	—		—	10.81	4.65	3.40	(9)	2.70	(9)	(0.67)	95,583	251
2016(6)	10.42	(0.05)	0.07	0.02	(0.01)	(0.10)		(0.11)	10.33	0.16	3.63	(9)	2.82	(9)	(0.75)	109,128	279
2015(6)(10)	10.00	(0.08)	0.50	0.42	—	—		—	10.42	4.20	4.69	(9)	2.47	(9)	(1.11)	34,261	119
Global Long/Short Equity Fund
2019(6)	12.04	0.39	(1.70)	(1.31)	(0.11)	(0.03)		(0.14)	10.59	(10.91)	4.48	(9)	1.70	(9)	0.61	1,964	38
2018(6)	12.25	0.04	0.20	0.24	(0.03)	(0.42)		(0.45)	12.04	1.91	3.47	(9)	2.22	(9)	0.28	9,148	79
2017(6)	10.70	0.05	1.66	1.71	(0.07)	(0.09)		(0.16)	12.25	16.10	4.80	(9)	2.17	(9)	0.27	8,967	42
2016(6)(7)	10.00	0.04	0.66	0.70	—	—		—	10.70	7.00	9.21	(9)	2.11	(9)	0.50	3,717	45
Ultra Short Tax-Free Fund
2019	10.06	0.17	0.03	0.20	(0.17)	—		(0.17)	10.09	1.98	0.37		0.30		1.66	541,859	155
2018	10.08	0.13	(0.01)	0.12	(0.13)	(0.01)		(0.14)	10.06	1.10	0.37		0.30		1.25	572,669	156
2017	10.07	0.10	0.02	0.12	(0.10)	(0.01)		(0.11)	10.08	1.15	0.39		0.30		0.94	625,691	126
2016	10.08	0.07	0.00	0.07	(0.07)	(0.01)		(0.08)	10.07	0.65	0.39		0.30		0.65	548,641	56
2015	10.09	0.06	(0.01)	0.05	(0.06)	—		(0.06)	10.08	0.50	0.35		0.30		0.59	702,324	57
Short Tax-Free Fund
2019	10.14	0.19	0.15	0.34	(0.19)	—		(0.19)	10.29	3.35	0.47		0.40		1.83	156,128	94
2018	10.22	0.16	(0.08)	0.08	(0.16)	—		(0.16)	10.14	0.77	0.48		0.40		1.56	182,022	95
2017	10.25	0.14	(0.03)	0.11	(0.14)	(0.00)		(0.14)	10.22	1.14	0.51		0.40		1.39	175,454	93
2016	10.20	0.13	0.07	0.20	(0.13)	(0.02)		(0.15)	10.25	1.94	0.52		0.40		1.18	168,592	39
2015	10.21	0.14	(0.01)	0.13	(0.14)	—		(0.14)	10.20	1.26	0.58		0.40		1.32	105,734	50
Short-Term Income Fund
2019	9.29	0.24	0.18	0.42	(0.24)	—		(0.24)	9.47	4.59	0.45		0.35		2.56	233,816	53
2018	9.40	0.20	(0.11)	0.09	(0.20)	—		(0.20)	9.29	0.92	0.46		0.35		2.06	214,068	48
2017	9.42	0.17	(0.02)	0.15	(0.17)	—		(0.17)	9.40	1.60	0.47		0.35		1.76	209,278	53
2016	9.35	0.11	0.09	0.20	(0.13)	—		(0.13)	9.42	2.12	0.45		0.35		1.16	234,507	64
2015	9.42	0.12	(0.06)	0.06	(0.13)	—		(0.13)	9.35	0.69	0.44		0.35		1.24	263,894	29

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (4)	Net investment income (4)
Intermediate Tax-Free Fund
2019	$11.12	$0.33	$0.47	$0.80	$(0.33)	$—	$(0.33)	$11.59	7.40%	0.30%	0.30%	2.95%	$1,384,178	64%
2018	11.37	0.32	(0.25)	0.07	(0.32)	—	(0.32)	11.12	0.68	0.31	0.31	2.88	894,463	45
2017	11.60	0.31	(0.20)	0.11	(0.31)	(0.03)	(0.34)	11.37	1.11	0.32	0.32	2.79	631,658	44
2016	11.26	0.28	0.36	0.64	(0.28)	(0.02)	(0.30)	11.60	5.71	0.32	0.32	2.43	601,873	42
2015	11.25	0.28	0.01	0.29	(0.28)	—	(0.28)	11.26	2.60	0.32	0.32	2.46	559,937	26
Strategic Income Fund
2019	9.08	0.43	0.38	0.81	(0.44)	—	(0.44)	9.45	9.23	0.70	0.55	4.65	9,117	39
2018	9.44	0.40	(0.36)	0.07	(0.43)	—	(0.43)	9.08	0.72	0.67	0.55	4.31	12,701	33
2017	9.42	0.27	0.06	0.33	(0.31)	—	(0.31)	9.44	3.58	0.65	0.55	2.68	21,550	65
2016	9.31	0.23	0.17	0.40	(0.29)	—	(0.29)	9.42	4.32	0.61	0.55	2.53	21,663	13
2015	9.35	0.24	0.01	0.25	(0.29)	—	(0.29)	9.31	2.70	0.68	0.55	2.61	22,981	44
TCH Corporate Income Fund
2019	12.78	0.47	0.90	1.37	(0.47)	(0.04)	(0.51)	13.64	11.07	0.42	0.42	3.68	236,955	37
2018	13.19	0.42	(0.39)	0.03	(0.42)	(0.02)	(0.44)	12.78	0.19	0.45	0.45	3.24	140,395	31
2017	13.15	0.37	0.15	0.52	(0.37)	(0.11)	(0.48)	13.19	4.07	0.46	0.46	2.84	134,293	44
2016	12.32	0.46	0.88	1.34	(0.46)	(0.05)	(0.51)	13.15	11.28	0.47	0.47	3.77	129,429	62
2015	13.07	0.38	(0.70)	(0.32)	(0.38)	(0.05)	(0.43)	12.32	(2.53)	0.45	0.45	2.97	162,107	26
TCH Core Plus Bond Fund
2019	11.40	0.40	0.60	1.00	(0.40)	—	(0.40)	12.00	8.99	0.33	0.33	3.48	945,420	51
2018	11.78	0.34	(0.37)	(0.03)	(0.34)	(0.01)	(0.35)	11.40	(0.20)	0.33	0.33	2.95	981,569	45
2017	11.89	0.31	(0.07)	0.24	(0.31)	(0.04)	(0.35)	11.78	2.08	0.34	0.34	2.62	975,051	34
2016	11.42	0.37	0.48	0.85	(0.38)	(0.00)	(0.38)	11.89	7.63	0.34	0.34	3.25	459,228	39
2015	11.94	0.34	(0.45)	(0.11)	(0.35)	(0.06)	(0.41)	11.42	(0.96)	0.33	0.33	2.94	472,576	25
High Yield Bond Fund
2019	9.24	0.52	(0.00)	0.52	(0.52)	0.00	(0.52)	9.24	5.84	1.99	0.65	5.70	8,382	24
2018	9.57	0.50	(0.33)	0.17	(0.50)	—	(0.50)	9.24	1.87	1.75	0.65	5.36	10,462	37
2017	9.49	0.52	0.08	0.60	(0.52)	—	(0.52)	9.57	6.53	1.17	0.65	5.50	12,303	47
2016	9.41	0.50	0.08	0.58	(0.50)	—	(0.50)	9.49	6.47	0.96	0.65	5.43	34,345	51
2015	10.44	0.54	(0.79)	(0.25)	(0.54)	(0.24)	(0.78)	9.41	(2.46)	0.96	0.65	5.46	30,173	46

(1)	Annualized for periods less than one year.
(2)	Based on net asset value as of end of period date.
(3)	Not annualized for periods less than one year.
(4)	The contractual and voluntary expense waivers pursuant to Note 6 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(5)	Calculated using the average shares method.
(6)	Redemption fees consisted of per share amounts less than $0.01.
(7)	Reflects operations for the period from September 17, 2015 (inception date) to August 31, 2016.
(8)	Includes distribution to shareholders for return of capital in the amount of $0.09 per share.
(9)

Percentages shown include interest expense and dividends on securities sold short and overdraft expenses. Gross and net expense ratios, respectively, excluding interest expense and dividends on securities sold short and overdraft expenses are as follows:

Alternatives Strategies Fund			Global Long/Short Equity Fund
	Gross	Net		Gross	Net
2019	2.04%	1.48%	2019	4.13%	1.35%
2018	2.46	1.75	2018	2.60	1.35
2017	2.60	1.90	2017	3.98	1.35
2016	2.76	1.95	2016	8.45	1.35
2015	4.17	1.95

(10)	Reflects operations for the period from December 16, 2014 (inception date) to August 31, 2015.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Premier Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (4)	Net investment income (4)
Government Money Market Fund
2019	$1.00	$0.02	$0.00	$0.02	$(0.02)	$(0.00)	$(0.02)	$1.00	2.14%	0.25%	0.20%	2.13%	$2,384,545	—%
2018	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	1.30	0.25	0.20	1.30	2,641,069	—
2017	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.45	0.25	0.20	0.45	2,269,361	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.11	0.28	0.18	0.12	1,967,459	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.28	0.08	0.01	467,294	—
Tax-Free Money Market Fund
2019	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	1.46	0.30	0.20	1.44	336,282	—
2018	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	1.05	0.31	0.20	1.07	305,424	—
2017	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.62	0.32	0.20	0.57	238,772	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.17	0.28	0.16	0.13	313,954	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	0.28	0.16	0.01	515,005	—
Prime Money Market Fund
2019	1.00	0.02	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	2.28	0.26	0.20	2.27	248,781	—
2018	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	1.50	0.27	0.20	1.52	268,487	—
2017	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.67	0.28	0.20	0.61	166,338	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.22	0.20	0.20	0.21	668,609	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	0.20	0.18	0.01	2,576,245	—
Institutional Prime Money Market Fund
2019	1.0001	0.0229	0.0000	0.0229	(0.0229)	(0.0000)	(0.0229)	1.0001	2.31	0.27	0.20	2.30	560,217	—
2018	1.0001	0.0153	0.0000	0.0153	(0.0153)	(0.0000)	(0.0153)	1.0001	1.54	0.29	0.20	1.55	479,413	—
2017(5)	1.00	0.0074	0.0001	0.0075	(0.0074)	(0.0000)	(0.0074)	1.0001	0.75	0.30	0.20	0.74	400,203	—
2016(6)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.00	0.29	0.20	0.37	415,218	—

(1)	Annualized for periods less than one year.
(2)	Based on net asset value as of end of period date.
(3)	Not annualized for periods less than one year.
(4)	The contractual and voluntary expense waivers pursuant to Note 6 of the financial statements are reflected in both the net expense and net investment income ratios.
(5)

Effective October 3, 2016, the BMO Institutional Prime Money Market Fund switched the valuation method of its securities from amortized cost to reflecting changes in market values, thus allowing the Fund’s NAV to “float”. In connection with this change, the Fund’s per share NAV is now calculated to four decimals (e.g., $1.0000).

(6)	Reflects operations for the period from June 3, 2016 (inception date) to August 31, 2016.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Retirement Class R-6 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (4)	Net investment income (loss) (4)
Large-Cap Value Fund
2019	$16.62	$0.31	$(1.46)	$(1.15)	$(0.32)	$(1.40)	$(1.72)	$13.75	(6.80)%	0.45%	0.39%	2.15%	$53,513	67%
2018	15.88	(0.48)	2.94	2.46	(0.27)	(1.45)	(1.72)	16.62	16.07	0.42	0.39	1.97	81,786	54
2017(5)	14.17	0.26	1.81	2.07	(0.24)	(0.12)	(0.36)	15.88	14.75	0.62	0.60	1.64	1,479	62
2016(6)	13.81	0.21	0.30	0.51	(0.15)	—	(0.15)	14.17	3.77	0.63	0.60	2.27	52	60
Large-Cap Growth Fund
2019	21.21	0.13	(0.44)	(0.31)	(0.15)	(2.55)	(2.70)	18.20	(0.22)	0.43	0.39	0.94	226,978	89
2018	17.62	0.11	4.52	4.63	(0.04)	(1.00)	(1.04)	21.21	27.36	0.43	0.40	0.87	60,971	57
2017	15.49	0.09	3.10	3.19	(0.16)	(0.90)	(1.06)	17.62	21.83	0.63	0.60	0.75	2,852	75
2016(6)	14.75	0.07	0.67	0.74	—	—	—	15.49	5.02	0.66	0.60	0.72	53	70
Mid-Cap Value Fund
2019	12.60	0.17	(1.35)	(1.18)	(0.16)	(1.33)	(1.49)	9.93	(9.37)	0.86	0.84	1.37	13,957	50
2018	11.90	0.14	1.19	1.33	(0.13)	(0.50)	(0.63)	12.60	11.41	0.83	0.83	1.24	31,173	64
2017	14.38	0.11	1.26	1.37	(0.08)	(3.77)	(3.85)	11.90	13.31	0.86	0.84	1.05	14,714	139
2016	15.03	0.18	0.84	1.02	(0.20)	(1.47)	(1.67)	14.38	7.65	0.83	0.83	1.28	11,332	24
2015	17.65	0.11	(0.62)	(0.51)	(0.05)	(2.06)	(2.11)	15.03	(3.19)	0.82	0.82	0.64	8,776	27
Mid-Cap Growth Fund
2019	18.91	0.02	(0.79)	(0.77)	—	(2.95)	(2.95)	15.19	(2.54)	0.92	0.84	0.01	7,980	61
2018	15.46	0.00	4.44	4.44	—	(0.99)	(0.99)	18.91	29.96	0.88	0.84	—	23,005	63
2017	16.83	0.07	2.18	2.25	(0.08)	(3.54)	(3.62)	15.46	17.22	0.97	0.84	(0.13)	592	157
2016	20.55	0.09	(0.93)	(0.84)	—	(2.88)	(2.88)	16.83	(3.89)	0.89	0.84	0.49	25	59
2015	24.38	(0.03)	(0.57)	(0.60)	—	(3.23)	(3.23)	20.55	(2.47)	0.85	0.84	(0.12)	26	53
Small-Cap Value Fund
2019	15.13	0.12	(2.50)	(2.38)	(0.09)	(0.96)	(1.05)	11.70	(15.81)	1.00	0.84	0.91	8,108	67
2018	13.53	0.04	2.68	2.72	—	(1.12)	(1.12)	15.13	20.89	0.97	0.84	0.69	14,260	70
2017(5)	13.42	0.05	1.42	1.47	(0.10)	(1.26)	(1.36)	13.53	12.05	1.09	0.84	0.37	2,653	148
2016	12.87	0.07	1.00	1.07	—	(0.52)	(0.52)	13.42	8.61	0.99	0.84	0.60	926	39
2015	14.50	(0.00)	(0.82)	(0.82)	—	(0.81)	(0.81)	12.87	(5.78)	1.06	0.84	0.01	134	53
Pyrford International Stock Fund
2019(7)	13.20	0.34	(0.31)	0.03	(0.37)	—	(0.37)	12.86	0.44	0.81	0.79	2.86	163,829	16
2018(7)	13.22	0.35	(0.01)	0.34	(0.36)	—	(0.36)	13.20	2.55	0.81	0.79	3.32	155,368	20
2017(5)(7)	12.23	0.40	0.88	1.28	(0.29)	—	(0.29)	13.22	10.85	0.90	0.81	3.21	48,889	33
2016(7)	11.79	0.20	0.53	0.73	(0.29)	—	(0.29)	12.23	6.35	0.91	0.84	2.85	16,100	12
2015(7)	13.15	0.20	(1.45)	(1.25)	(0.11)	—	(0.11)	11.79	(9.56)	0.88	0.84	3.42	6,560	9

(1)	Annualized for periods less than one year.
(2)	Based on net asset value as of end of period date.
(3)	Not annualized for periods less than one year.
(4)	The contractual and voluntary expense waivers pursuant to Note 6 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(5)	Calculated using the average shares method.
(6)	Reflects operations for the period from December 28, 2015 (inception date) to August 31, 2016.
(7)	Redemption fees consisted of per share amounts less than $0.01.

(See Notes which are an integral part of the Financial Statements)

August 31, 2019

Notes to Financial Statements

1.	Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of August 31, 2019, the Corporation consisted of 32 portfolios, including 27 diversified portfolios within this annual report (individually referred to as the “Fund,” or collectively as the “Funds”) each with differing share class offerings, and 5 target risk portfolios whose annual report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

Funds	Fund Inception Date	Investment Objective
Low Volatility Equity Fund	September 28, 2012	To provide capital appreciation.
Dividend Income Fund	December 29, 2011	To provide capital appreciation and current income.
Large-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Large-Cap Growth Fund	November 20, 1992	To provide capital appreciation.
Mid-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Mid-Cap Growth Fund	September 30, 1993	To provide capital appreciation.
Small-Cap Value Fund	February 28, 2011	To provide capital appreciation.
Small-Cap Core Fund	December 27, 2013	To provide capital appreciation.
Small-Cap Growth Fund	October 31, 1995	To provide capital appreciation.
Global Low Volatility Equity Fund (1)	September 30, 2013	To provide capital appreciation.
Disciplined International Equity Fund (1)	September 17, 2015	To provide capital appreciation.
Pyrford International Stock Fund (1)	December 29, 2011	To provide capital appreciation.
LGM Emerging Markets Equity Fund (1)	December 22, 2008	To provide capital appreciation.
Alternative Strategies Fund (1)	December 16, 2014	To provide capital appreciation.
Global Long/Short Equity Fund (1)	September 17, 2015	To provide capital appreciation.
Ultra Short Tax-Free Fund	September 30, 2009	To provide current income exempt from federal income tax consistent with preservation of capital.
Short Tax-Free Fund	November 29, 2012	To provide current income exempt from federal income tax consistent with preservation of capital.
Short-Term Income Fund	November 1, 1992	To maximize total return consistent with current income.
Intermediate Tax-Free Fund	February 1, 1994	To provide a high level of current income exempt from federal income tax consistent with preservation of capital.
Strategic Income Fund	December 13, 1992	To maximize total return consistent with current income.
TCH Corporate Income Fund	December 22, 2008	To maximize total return consistent with current income.
TCH Core Plus Bond Fund	December 22, 2008	To maximize total return consistent with current income.
High Yield Bond Fund	December 29, 2011	To maximize total return consistent with current income.
Government Money Market Fund	May 17, 2004	To provide current income consistent with stability of principal.
Tax-Free Money Market Fund	September 22, 2004	To provide current income that is exempt from federal income tax and is consistent with stability of principal.
Prime Money Market Fund	November 23, 1992	To provide current income consistent with stability of principal.
Institutional Prime Money Market Fund	June 3, 2016	To provide current income consistent with preservation of capital.

(1)	Collectively referred to as the “International Funds.”

2.	Significant Accounting Policies

The Funds are investment companies and follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange, including NASDAQ. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an

BMO Funds

independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase and of sufficient credit quality are valued at amortized cost, which approximates fair value. Investments in open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the Fund or the financial statements presented.

Securities held in certain funds may be listed on foreign exchanges that do not value their listed securities at the same time each Fund calculates its NAV. Most foreign markets close well before each Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

Investment Income, Expenses, and Distributions—Interest income and expenses are accrued daily. Dividend income, realized gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date except in the case of certain foreign securities, for which dividends are recorded as soon after the ex-dividend date as the Funds’ information agents become aware of such dividends. Non-cash dividends included in dividend income, if any, are recorded at fair value. Paid-in-kind interest included in interest income, if any, is accrued daily.

The Funds offer multiple classes of shares which differ in their respective distribution, administration, and service fees. All shareholders bear the common expenses of the Funds. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of total shares outstanding of each class without distinction between share classes.

Expenses attributable to a particular class of shares, such as shareholder servicing fees, are allocated directly to that class.

Foreign Currency Translation—The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income, and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at each reporting period, resulting from changes in the exchange rate.

Premium and Discount Amortization/Paydown Gains and Losses—Premiums and discounts on fixed income securities are amortized/accreted for tax and financial statement purposes. Gains and losses realized on principal payments of mortgage-backed and asset-backed securities (paydown gains and losses) are classified as part of interest income.

Repurchase Agreements—The Funds’ policy requires the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the fair value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Adviser (or sub-advisers, as applicable) to be creditworthy pursuant to the guidelines and/ or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Notes to Financial Statements (continued)

Short Sales—Certain Funds may sell a security they do not own in anticipation that the price of the security will decline. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund closes the short sale by purchasing the security at the market price at the time of closure. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the transaction is closed, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss potentially unlimited in size, will be recognized upon the closing of a short sale. The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund closes the short sale, the Fund will experience a loss. The Fund’s loss on a short sale is the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Futures Contracts—Certain Funds may purchase futures contracts to manage cash flows, enhance yield, or to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Options Contracts—Certain Funds may write covered call and put options on futures, swaps, securities, or currencies a Fund owns, or in which it may invest to create investment exposure consistent with their investment objectives. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received, or made, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security, or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (called) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds also may purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, or currency transaction to determine the realized gain or loss.

Foreign Exchange Contracts—Certain Funds may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Certain Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of these Funds’ foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are marked-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Total Return Basket Swaps—Certain Funds may enter into total return basket swap agreements to obtain exposure to a portfolio of long and/or short securities. Under the terms of the agreements, the swaps are designed to model a portfolio of direct investments of long and short equity positions. The value of the swap represents the accumulated value of the underlying long and short positions within the model portfolio at period end. The swap value will reflect all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation/depreciation, corporate actions, dividends, and interest. The swap value also includes finance charges and credits, primarily associated with short positions, that are based on defined market rates plus or minus a specified spread and accrued monthly. All positions within the swap are reset periodically. During a reset, the Funds have the ability to increase, reduce, add, or eliminate long and short positions within the swap, any realized gains (losses) from positions, income, proceeds from corporate actions, and accrued financing costs affect the periodic cash settlement between the Funds and the swap counterparty and are included in the swap value in net cash and other receivables (payables). Cash settlement in and out of the swap may occur at a reset date, or any other date, at the discretion of the Funds and the counterparty over the life of the agreement. A change in the market value of a swap contract is recognized as net change in unrealized appreciation/depreciation on swap contracts in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as net realized gain

BMO Funds

(loss) from expiration or closing of swap contracts in the Statements of Operations. Total return basket swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments and include the list of security positions within the current model portfolio of the swap.

Restricted Securities—Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors.

When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the commitment to purchase securities. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Money Market Funds—Rule 2a-7 under the Act effectively includes three categories of money market funds: “Government,” “Retail,” and “Institutional.” The BMO Government Money Market Fund operates as a Government money market fund. The BMO Tax-Free Money Market Fund and BMO Prime Money Market Fund operate as Retail money market funds. The BMO Institutional Prime Money Market Fund operates as an Institutional money market fund. Each money market fund is operated to comply with the various requirements of Rule 2a-7.

As a Government money market fund, the BMO Government Money Market Fund invests at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are collateralized fully (as defined in Rule 2a-7 under the Act). As Retail money market funds, BMO Tax-Free Money Market Fund and BMO Prime Money Market Fund have adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. Each Government and Retail money market fund uses the amortized cost method of valuing portfolio instruments, which approximates fair value, and seeks to transact shares at a stable $1.00 NAV per share.

As an Institutional money market fund, BMO Institutional Prime Money Market Fund operates with a floating NAV reflecting the current market-based values of its portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which generally are valued at amortized cost. BMO Institutional Prime Money Market Fund also is required to round its NAV to four decimal places (e.g., $1.0000).

The Institutional and Retail money market funds have adopted policies and procedures imposing a fee upon the sale of shares (“Liquidity Fee”) or temporarily suspending the ability to sell shares if the Fund’s liquidity falls below designated thresholds (“Redemption Gate”). The Board of Directors has chosen not to subject the BMO Government Money Market Fund to a Liquidity Fee or a Redemption Gate, and may do so in the future only with advance notice to shareholders.

Redemption Fees—The International Funds impose a 2% redemption fee on shares held for 30 days or less. All redemption fees are recorded by the International Funds as paid-in-capital.

Securities Lending—Certain Funds participate in one of two securities lending programs, providing for the lending of corporate bonds, equity, and government securities to qualified brokers, in exchange for the opportunity to earn additional income for participating. State Street Bank & Trust Company and BMO Harris Bank N.A. serve as the securities lending agents for the International Funds and non-International Funds participating in the programs, respectively. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities and accrued interest loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates), and money market funds. The valuation of these collateral securities is discussed in “Investment Valuations” above. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund also is subject to the risks associated with the investments of cash collateral received from the borrower.

Notes to Financial Statements (continued)

Cash collateral received as part of the International Funds securities lending program was invested in the following security as of August 31, 2019:

Description	Value
BMO Institutional Prime Money Market Fund – Premier Class, 2.097%	$21,919,611

Cash collateral received as part of the non-International Funds securities lending program was jointly pooled and invested in the following securities as of August 31, 2019 (1):

Description	Value
Atlantic Asset Securitization LLC, 2.222% (LIBOR 1 Month + 11 Basis point), 10/31/2019(2)	$5,000,000
Atlantic Asset Securitization LLC, 2.255% (LIBOR 1 Month + 11 Basis point), 11/26/2019(2)	5,000,000
Bank of Nova Scotia, 2.35%, 06/18/2020(3)	5,000,000
Bank of Nova Scotia, 2.386% (LIBOR 3 Month + 28 Basis point), 10/21/2019(2)	5,001,782
Bank of Nova Scotia, 2.43%, 05/08/2020(3)	3,500,014
Bedford Row Funding Corp., 2.431% (LIBOR 1 Month + 22 Basis point), 09/09/2019(2)	5,750,000
Bedford Row Funding Corp., 2.289% (LIBOR 3 Month + 3 Basis point), 01/23/2020(2)	5,300,000
Bedford Row Funding Corp., 2.335% (LIBOR 1 Month + 19 Basis point), 06/25/2020(2)	5,000,000
Bedford Row Funding Corp., 2.34% (LIBOR 1 Month + 12 Basis point), 11/01/2019(2)	5,000,570
BlackRock Liquidity Funds FedFund Portfolio, 2.1%, 09/03/2019	5,674,281
BMO Government Money Market Fund, 1.971%, 09/03/2019 (4)	49,000,000
BMO Institutional Prime Money Market Fund, 2.097%, 09/03/2019 (4)	310,031,000
CAFCO LLC, 2.141%, 09/06/2019(3)	14,995,542
Canadian Imperial Bank of Commerce/New York NY, 2.487% (LIBOR 3 Month + 10 Basis point), 09/20/2019(2)	7,500,233
Credit Suisse New York Branch, 2.31%, 10/10/2019(3)	5,002,015
Credit Suisse New York Branch, 2.5%, 05/04/2020(3)	5,004,945
Credit Suisse New York Branch, 2.5%, 03/06/2020(3)	5,503,179
Glencove Funding DAC, 2.15%, 09/03/2019(3)	4,999,403
Glencove Funding DAC, 2.15%, 09/04/2019(3)	14,997,312
Goldman Sachs Bank USA, 2.37%, 06/25/2020(3)	5,200,657
HSBC Bank USA NA, 2.351% (LIBOR 1 Month + 15 Basis point), 09/11/2019(2)	5,000,345
HSBC Bank USA NA, 2.494% (LIBOR 1 Month + 25 Basis point), 10/03/2019(2)	5,000,643
Lexington Parker Capital Co. LP, 2.204%, 10/04/2019(3)	4,989,917
Lexington Parker Capital Co. LP, 2.182%, 09/13/2019(3)	7,494,550
Lexington Parker Capital Co. LP, 2.16%, 11/15/2019(3)	4,977,604
LMA Americas LLC, 2.15%, 09/03/2019(3)	7,499,104
LMA Americas LLC, 2.41%, 11/04/2019(3)	4,978,667
LMA Americas LLC, 2.573%, 09/18/2019(3)	6,492,112
LMA Americas LLC, 2.609%, 10/21/2019(3)	5,480,139
Longship Funding LLC, 2.2%, 09/03/2019(3)	14,998,167
Longship Funding LLC, 2.151%, 09/12/2019(3)	6,495,730
Longship Funding LLC, 2.192%, 09/19/2019(3)	4,994,525
Manhattan Asset Funding Co. LLC, 2.151%, 09/11/2019(3)	4,997,014
Mizuho Bank Ltd., 2.361% (LIBOR 1 Month + 16 Basis point), 09/12/2019(2)	5,000,390

Description	Value
MUFG Bank, Ltd., 2.383% (LIBOR 3 Month + 10 Basis point), 10/24/2019(2)	$7,500,981
National Bank of Canada, 2.301% (LIBOR 1 Month + 10 Basis point), 10/10/2019(2)	5,500,440
Old Line Funding LLC, 2.265% (LIBOR 1 Month + 12 Basis point), 09/27/2019(2)	7,500,000
Old Line Funding LLC, 2.39% (LIBOR 1 Month + 16 Basis point), 04/01/2020(2)	4,000,000
Regency Markets LLC, 2.231%, 09/09/2019(3)	4,997,522
Regency Markets LLC, 2.212%, 09/16/2019(3)	6,494,015
Royal Bank of Canada, 2.442%, 03/13/2020(3)	3,250,164
Royal Bank of Canada, 2.38%, 06/08/2020(3)	4,000,000
Sheffield Receivables Co. LLC, 2.32%, 10/18/2019(3)	6,750,000
Sheffield Receivables Co. LLC, 2.3%, 12/02/2019(3)	7,500,000
Sumitomo Mitsui Banking Corp., 2.539% (LIBOR 3 Month + 45 Basis point), 09/05/2019(2)	3,500,039
Sumitomo Mitsui Trust Bank, Ltd., 2.306% (LIBOR 1 Month + 19 Basis point), 01/31/2020(2)	5,000,045
Thunder Bay Funding LLC, 2.302% (LIBOR 1 Month + 12 Basis point), 09/18/2019(2)	6,500,000
Thunder Bay Funding LLC, 2.331% (LIBOR 1 Month + 13 Basis point), 02/10/2020(2)	4,000,000
Thunder Bay Funding LLC, 2.311% (LIBOR 1 Month + 11 Basis point), 10/10/2019(2)	5,500,000
Thunder Bay Funding LLC, 2.282% (LIBOR 1 Month + 11 Basis point), 12/20/2019(2)	5,000,000
Thunder Bay Funding LLC, 2.362% (LIBOR 1 Month + 18 Basis point), 03/19/2020(2)	5,000,206
Toronto-Dominion Bank, 2.265% (LIBOR 1 Month + 12 Basis point), 11/26/2019(2)	5,000,000
Toronto-Dominion Bank, 2.39%, 06/15/2020(3)	5,000,000
Toronto-Dominion Bank, 2.469%, 10/15/2019(3)	5,650,723
Toronto-Dominion Bank, 2.42%, 02/27/2020(3)	3,499,993
Toyota Motor Credit Corp., 2.403% (LIBOR 3 Month + 10 Basis point), 10/11/2019(2)	7,500,000
Toyota Motor Credit Corp., 2.404% (LIBOR 1 Month + 16 Basis point), 02/28/2020(2)	7,500,000
Toyota Motor Credit Corp., 2.377% (LIBOR 1 Month + 18 Basis point), 04/09/2020(2)	5,500,000
Victory Receivables Corp., 2.505%, 10/01/2019(3)	4,989,583
Wells Fargo Bank NA, 2.503% (LIBOR 3 Month + 20 Basis point), 01/08/2020(2)	7,505,301
Wells Fargo Bank NA, 2.46%, 08/14/2020(3)	3,499,998
Westpac Banking Corp., 2.42%, 02/14/2020(3)	7,252,547
Westpac Banking Corp., 2.401% (LIBOR 3 Month + 10 Basis point), 10/04/2019(2)	5,000,382
Westpac Banking Corp., 2.361% (LIBOR 3 Month + 18 Basis point), 01/02/2020(2)	6,000,000
Other	(175,546)

Total	$726,576,230

(1)	The collateral pool is managed by the fixed income group within the Adviser. Each Fund owns a pro-rata interest in the collateral pool determined by the value of securities on loan for such Fund.
(2)

Denotes a floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of August 31, 2019.

(3)	Each issue shows the rate of the discount at the time of purchase.
(4)	Denotes an investment in an affiliated entity. Please refer to Note 6, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.

BMO Funds

Federal Income Taxes—The policies and procedures of the Funds require compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribution to shareholders each year of substantially all of their income. Accordingly, no provisions for federal tax are necessary. Withholding taxes on foreign dividends and unrealized appreciation on investments have been provided for in accordance with the applicable country’s tax rules and rates.

Commitments and Contingencies—In the normal course of business, the Corporation enters into contracts that provide general indemnifications to other parties. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation that have not yet occurred. However, the Corporation has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other—Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on the basis of specific security lot identification.

3.	Fair Value Measurement

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

In August 2018, the “FASB” issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period as permitted by the standard. The impact of the Funds’ adoption was limited to changes in the Funds’ financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3—significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

For the year ended August 31, 2019, the Funds had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy. The Funds did not hold any Level 3 securities as of August 31, 2019.

The following is a summary of the inputs used, as of August 31, 2019, in valuing the Funds’ assets:

	Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$204,222,236	$—	$—	$204,222,236
Short-Term Investments	5,840,436	64,845,551	—	70,685,987

Total	$210,062,672	$64,845,551	$—	$274,908,223

	Dividend Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$295,880,068	$—	$—	$295,880,068
Short-Term Investments	28,264,217	82,546,979	—	110,811,196

Total	$324,144,285	$82,546,979	$—	$406,691,264

	Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$291,183,949	$—	$—	$291,183,949
Short-Term Investments	5,888,195	87,405,013	—	93,293,208

Total	$297,072,144	$87,405,013	$—	$384,477,157

	Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$447,450,039	$—	$—	$447,450,039
Short-Term Investments	5	110,027,192	—	110,027,197

Total	$447,450,044	$110,027,192	$—	$557,477,236

Notes to Financial Statements (continued)

	Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$137,657,139	$—	$—	$137,657,139
Short-Term Investments	1,259,074	42,152,765	—	43,411,839

Total	$138,916,213	$42,152,765	$—	$181,068,978

	Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$95,109,454	$—	$—	$95,109,454
Short-Term Investments	687,000	22,590,044	—	23,277,044

Total	$95,796,454	$22,590,044	$—	$118,386,498

	Small-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$55,108,472	$—	$—	$55,108,472
Short-Term Investments	511,829	19,580,233	—	20,092,062

Total	$55,620,301	$19,580,233	$—	$75,200,534

	Small-Cap Core Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$13,645,824	$—	$—	$13,645,824
Short-Term Investments	233,030	4,193,876	—	4,426,906

Total	$13,878,854	$4,193,876	$—	$18,072,730

	Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$98,291,092	$—	$—	$98,291,092
Short-Term Investments	1,221,390	34,881,052	—	36,102,442

Total	$99,512,482	$34,881,052	$—	$134,393,534

	Global Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$133,633	$—	$—	$133,633
Bermuda	352,691	—	—	352,691
Brazil	453,378	—	—	453,378
Canada	3,542,085	—	—	3,542,085
Cayman Islands	285,638	—	—	285,638
China	311,723	—	—	311,723
Czech Republic	818,361	—	—	818,361
Denmark	69,007	—	—	69,007
France	19,704	—	—	19,704
Germany	92,515	—	—	92,515
Hong Kong	2,924,152	—	—	2,924,152
Hungary	93,754	—	—	93,754
Israel	557,211	—	—	557,211
Italy	824,485	—	—	824,485
Japan	3,260,901	—	—	3,260,901
Malaysia	591,892	—	—	591,892
Mexico	246,363	—	—	246,363
Myanmar	470,893	—	—	470,893
Netherlands	741,754	—	—	741,754
New Zealand	1,023,961	—	—	1,023,961
Philippines	1,248,648	—	—	1,248,648
Portugal	105,467	—	—	105,467
Singapore	1,734,182	—	—	1,734,182
South Africa	632,000	—	—	632,000
Spain	260,995	—	—	260,995
Switzerland	299,161	—	—	299,161
Taiwan	1,101,632	—	—	1,101,632
United Kingdom	474,071	—	—	474,071
United States	11,486,498	—	—	11,486,498
Short-Term Investments	1,365,174	—	—	1,365,174

Total	$35,521,929	$—	$—	$35,521,929

	Disciplined International Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$6,543,992	$—	$—	$6,543,992
Cayman Islands	114,918	—	—	114,918
Denmark	2,509,008	—	—	2,509,008
Finland	1,203,691	—	—	1,203,691
France	4,467,448	—	—	4,467,448
Germany	4,644,426	—	—	4,644,426
Hong Kong	2,210,984	—	—	2,210,984
Israel	792,894	—	—	792,894
Italy	3,125,928	—	—	3,125,928
Japan	13,883,443	—	—	13,883,443
Netherlands	3,741,723	—	—	3,741,723
Norway	2,276,521	—	—	2,276,521
Singapore	1,692,583	—	—	1,692,583
Spain	475,020	—	—	475,020
Sweden	666,630	—	—	666,630
Switzerland	4,841,679	—	—	4,841,679
United Kingdom	6,836,995	—	—	6,836,995
Limited Partnership Units
Germany	149,524	—	—	149,524
Short-Term Investments	6,462,878	—	—	6,462,878

Total	$66,640,285	$—	$—	$66,640,285

	Pyrford International Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$70,286,936	$—	$—	$70,286,936
Finland	18,124,266	—	—	18,124,266
France	56,586,905	—	—	56,586,905
Germany	43,180,065	—	—	43,180,065
Hong Kong	30,135,663	—	—	30,135,663
Japan	72,717,836	—	—	72,717,836
Malaysia	18,603,454	—	—	18,603,454
Netherlands	21,122,398	—	—	21,122,398
Norway	12,562,528	—	—	12,562,528
Singapore	29,743,749	—	—	29,743,749
Sweden	29,618,637	—	—	29,618,637
Switzerland	91,095,161	—	—	91,095,161
Taiwan	25,435,546	—	—	25,435,546
United Kingdom	90,614,386	—	—	90,614,386
Preferred Stocks
Germany	9,404,834	—	—	9,404,834
Short-Term Investments	39,875,583	—	—	39,875,583

Total	$659,107,947	$—	$—	$659,107,947

	LGM Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$6,785,755	$—	$—	$6,785,755
Chile	3,630,961	—	—	3,630,961
China	48,164,877	—	—	48,164,877
Egypt	12,486,412	—	—	12,486,412
Hong Kong	23,885,928	—	—	23,885,928
India	47,032,712	—	—	47,032,712
Indonesia	16,736,688	—	—	16,736,688
Malaysia	10,211,435	—	—	10,211,435
Mexico	16,787,225	—	—	16,787,225
Nigeria	3,643,861	—	—	3,643,861
Peru	4,301,054	—	—	4,301,054
Philippines	9,876,428	—	—	9,876,428
Russia	10,385,363	—	—	10,385,363
South Africa	33,056,469	—	—	33,056,469
Thailand	3,634,477	—	—	3,634,477
United States	8,368,836	—	—	8,368,836
Vietnam	7,260,379	—	—	7,260,379
Common Stock Units	8,886,760	—	—	8,886,760
Short-Term Investments	18,597,294	—	—	18,597,294

Total	$293,732,914	$—	$—	$293,732,914

BMO Funds

	Alternative Strategies Fund(2)
	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$224,305	$—	$—	$224,305
Bermuda	153,813	—	—	153,813
Canada	1,135,821	—	—	1,135,821
Cayman Islands	26,843	—	—	26,843
China	17,333	—	—	17,333
Denmark	92,447	—	—	92,447
France	129,796	—	—	129,796
Germany	12,151	—	—	12,151
Hong Kong	188,005	—	—	188,005
Indonesia	80,306	—	—	80,306
Italy	270,509	—	—	270,509
Japan	713,947	—	—	713,947
Luxembourg	51,688	—	—	51,688
Malaysia	14,179	—	—	14,179
Netherlands	153,553	—	—	153,553
New Zealand	86,268	—	—	86,268
Norway	144,540	—	—	144,540
Poland	50,007	—	—	50,007
Portugal	14,693	—	—	14,693
Singapore	224,979	—	—	224,979
South Korea	179,175	—	—	179,175
Sweden	21,398	—	—	21,398
Switzerland	193,541	—	—	193,541
Taiwan	151,716	—	—	151,716
United Kingdom	547,757	—	—	547,757
United States	3,141,089	—	—	3,141,089
Short-Term Investments	19,001,273	7,245,124	—	26,246,397

Total	$27,021,132	$7,245,124	$—	$34,266,256

	Global Long/Short Equity Fund(2)
	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$68,716	$—	$—	$68,716
Bermuda	51,919	—	—	51,919
Canada	364,844	—	—	364,844
Cayman Islands	9,474	—	—	9,474
China	6,163	—	—	6,163
Denmark	30,348	—	—	30,348
France	41,404	—	—	41,404
Germany	4,614	—	—	4,614
Hong Kong	58,870	—	—	58,870
Indonesia	22,448	—	—	22,448
Italy	84,373	—	—	84,373
Japan	250,760	—	—	250,760
Luxembourg	16,036	—	—	16,036
Malaysia	4,233	—	—	4,233
Netherlands	46,716	—	—	46,716
New Zealand	30,429	—	—	30,429
Norway	48,374	—	—	48,374
Poland	15,783	—	—	15,783
Portugal	5,820	—	—	5,820
Singapore	71,065	—	—	71,065
South Korea	55,150	—	—	55,150
Sweden	7,812	—	—	7,812
Switzerland	59,109	—	—	59,109
Taiwan	53,881	—	—	53,881
United Kingdom	171,463	—	—	171,463
United States	1,013,552	—	—	1,013,552
Short-Term Investments	95,094	—	—	95,094

Total	$2,688,450	$—	$—	$2,688,450

	Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$12,000,000	$538,758,779	$—	$550,758,779
Short-Term Investments	—	17,700,000	—	17,700,000

Total	$12,000,000	$556,458,779	$—	$568,458,779

	Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$2,300,000	$156,789,364	$—	$159,089,364
Repurchase Agreements	—	371,965	—	371,965

Total	$2,300,000	$157,161,329	$—	$159,461,329

	Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$53,526,200	$—	$53,526,200
Collateralized Mortgage Obligations	—	20,991,596	—	20,991,596
Commercial Mortgage Securities	—	14,092,646	—	14,092,646
Corporate Bonds & Notes	—	127,960,725	—	127,960,725
Mutual Funds	979,982	—	—	979,982
U.S. Government & U.S. Government Agency Obligations	—	27,700,690	—	27,700,690
U.S. Government Agency-Mortgage Securities	—	3,800,242	—	3,800,242
Short-Term Investments	3,541,770	37,255,862	—	40,797,632

Total	$4,521,752	$285,327,961	$—	$289,849,713

	Intermediate Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$8,200,000	$1,914,491,223	$—	$1,922,691,223
Repurchase Agreements	—	175,593	—	175,593

Total	$8,200,000	$1,914,666,816	$—	$1,922,866,816

	Strategic Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$176,348	$—	$176,348
Collateralized Mortgage Obligations	—	11,303,115	—	11,303,115
Commercial Mortgage Securities	—	2,978,890	—	2,978,890
Corporate Bonds & Notes	—	54,532,590	—	54,532,590
U.S. Government Agency-Mortgage Securities	—	6,325,905	—	6,325,905
Short-Term Investments	1,992,682	20,275,719	—	22,268,401

Total	$1,992,682	$95,592,567	$—	$97,585,249

Notes to Financial Statements (continued)

	TCH Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$322,380,056	$—	$322,380,056
Municipals	—	521,095	—	521,095
Short-Term Investments	19,020,395	79,942,506	—	98,962,901

Total	$19,020,395	$402,843,657	$—	$421,864,052

	TCH Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$23,750,341	$—	$23,750,341
Collateralized Mortgage Obligations	—	25,434,854	—	25,434,854
Commercial Mortgage Securities	—	37,401,896	—	37,401,896
Corporate Bonds & Notes	—	373,316,800	—	373,316,800
Municipals	—	312,657	—	312,657
U.S. Government & U.S. Government Agency Obligations	—	204,839,928	—	204,839,928
U.S. Government Agency-Mortgage Securities	—	328,909,774	—	328,909,774
Short-Term Investments	40,249,132	122,747,158	—	162,996,290

Total	$40,249,132	$1,116,713,408	$—	$1,156,962,540

	High Yield Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$8,649,882	$—	$8,649,882
Short-Term Investments	439,932	2,981,780	—	3,421,712

Total	$439,932	$11,631,662	$—	$12,071,594

	Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$200,000,000	$—	$—	$200,000,000
Repurchase Agreements	—	1,208,953,128	—	1,208,953,128
U.S. Government & U.S. Government Agency Obligations	—	1,655,284,989	—	1,655,284,989
U.S. Treasury Bills	—	129,434,518	—	129,434,518

Total	$200,000,000	$2,993,672,635	$—	$3,193,672,635

	Tax-Free Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$390,172,529	$—	$390,172,529
Mutual Funds	19,199,390	—	—	19,199,390

Total	$19,199,390	$390,172,529	$—	$409,371,919

	Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$115,011,450	$—	$115,011,450
Commercial Paper	—	252,650,566	—	252,650,566
Municipals	—	1,940,000	—	1,940,000
Mutual Funds	13,000,000	—	—	13,000,000
Repurchase Agreements	—	113,907,300	—	113,907,300

Total	$13,000,000	$483,509,316	$—	$496,509,316

	Institutional Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$131,408,449	$—	$131,408,449
Commercial Paper	—	273,966,990	—	273,966,990
Mutual Funds	16,114,592	—	—	16,114,592
Repurchase Agreements	—	140,000,000	—	140,000,000

Total	$16,114,592	$545,375,439	$—	$561,490,031

(1)	All sub-categories within Common Stocks and Preferred Stocks represent either entire Level 1 or Level 2 evaluation status.
(2)

The following is a summary of other financial instruments that are derivative investments not reflected in the Schedules of Investments, such as futures contracts, forwards contracts and swap agreements. Amounts below are the unrealized appreciation (depreciation) on these investments.

	Unrealized Appreciation (Depreciation) On Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total
Alternative Strategies Fund:
Long Futures Contracts	$140,622	$—	$—	$140,622
Short Futures Contracts	28,792	—	—	28,792

Total Futures Contracts	$169,414	$—	$—	$169,414

Total Forward Contracts	$—	$134,558	$—	$134,558

Total Return Swap Agreements	$—	$(151,150)	$—	$(151,150)

Global Long/Short Equity Fund:
Total Return Swap Agreements	$—	$(30,858)	$—	$(30,858)

4.	Derivative Holdings and Activity Detail

Derivatives and Hedging Disclosures—Derivatives and hedging require enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial positions, performance and cash flows. For the year ended August 31, 2019, certain strategies within the Alternative Strategies Fund and Global Long/Short Equity Fund utilize derivatives for the purposes of generating and enhancing total return.

During the year ended August 31, 2019, the Alternative Strategies Fund and Global Long/Short Equity Fund had average quarterly contracts or notional values outstanding:

	Average Quarterly Contracts				Average Quarterly Notional Values
	Long Futures	Short Futures	Purchased Options	Written Options	Long Forwards	Short Forwards	Long Total Return Swaps	Short Total Return Swaps
Alternative Strategies Fund	357	242	323	240	$21,989,089	$26,832,773	$22,758,660	$22,757,987
Global Long/Short Equity Fund	—	—	—	—	—	658	1,990,071	2,022,313

BMO Funds

The effects of these derivative instruments on the Alternative Strategies Fund’s and the Global Long/Short Equity Fund’s financial positions and financial performance are reflected in the Statements of Assets and Liabilities and Statements of Operations, and are presented in the table below. The values of derivative instruments as of August 31, 2019 by risk category are as follows:

	Statement of Asset and Liabilities	Statement of Operations
Fund/Financial Instrument Type	Amount	Realized Gain (Loss)	Net Change in Appreciation/ Depreciation
Alternative Strategies Fund
Interest rate futures contracts:
Receivables for daily variation margin	$141,308
Payables for daily variation margin	(10,175)

Net	131,133	$615,440	$101,774

Equity futures contracts:
Receivables for daily variation margin	92,496
Payables for daily variation margin	(54,215)

Net	38,281	(356,015)	703,833

Total receivables for interest rate and equity futures contracts	233,804
Total payables for interest rate and equity futures contracts	(64,390)

Net	$169,414	$259,425	$805,607

Forward foreign exchange contracts:
Receivables for forward foreign exchange contracts	$507,662
Payables for forward foreign exchange contracts	(373,104)

Net	$134,558	$308,811	$(45,363)

Equity option contracts:
Purchased options	$—	$7,542	$32,082

Written options	$—	$(28,525)	$(12,249)

Equity total return swap agreements:
Receivables for swap agreements	$6,697
Payables for swap agreements	(157,847)

Net	$(151,150)	$(1,943,024)	$(151,150)

Global Long/Short Equity Fund
Equity total return swap agreements:
Receivables for swap agreements	$—
Payables for swap agreements	(30,858)

Net	$(30,858)	$(106,666)	$(30,858)

Offsetting of Assets and Liabilities—Disclosures about offsetting assets and liabilities require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. As of August 31, 2019, master netting arrangements exist for swap contracts in the Funds. The Funds’ Statements of Assets and Liabilities (“SAL”) presents derivative instruments on a gross basis, therefore, no net amounts and no offset amounts exist within the SAL to present below. Gross amounts of the derivative instruments, amounts related to financial instruments/cash collateral not offset in the SAL and net amounts are presented below:

	Derivative Assets			Derivative Liabilities			Net Derivative Assets (Liabilities)	Collateral Pledged (Received)(1)
Fund/Counterparty	Forward Currency Contracts	Futures Contracts	Swaps	Forward Currency Contracts	Futures Contracts	Swaps		Financial Instruments	Cash	Net Amount
Alternative Strategies Fund
Bank of America Merrill Lynch (OTC)	$505,725	$—	$—	$(268,293)	$—	$—	$237,432	$—	$—	$237,432
Bank of America Merrill Lynch (OTC)	—	—	6,697	—	—	—	6,697	—	—	6,697
BNP Paribas, N.A. (OTC)	—	—	—	(69,416)	—	—	(69,416)	—	—	(69,416)
HSBC Bank (USA) (OTC)	—	—	—	(35,395)	—	—	(35,395)	—	—	(35,395)
Societe Generale (OTC)	1,937	—	—	—	—	—	1,937	—	—	1,937
JPMorgan Chase & Co.	—	—	—	—	—	(157,847)	(157,847)	—	157,847	—
Global Long/Short Equity Fund
JPMorgan Chase & Co.	—	—	—	—	—	(30,858)	(30,858)	—	—	(30,858)

(1)	Collateral pledged may exceed amount of liability balance.

Notes to Financial Statements (continued)

5.	Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. Transactions in capital stock were as follows:

	Low Volatility Equity Fund		Dividend Income Fund
	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2019	Year Ended August 31, 2018
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$—	$—	$—	$—
Advisor class of shares	9,668,503	2,286,790	12,698,198	3,699,050
Institutional class of shares	115,023,562	14,306,331	222,394,639	36,241,152
Retirement class R-3 of shares	—	—	—	—
Retirement class R-6 of shares	—	—	—	—

Net proceeds from sale of shares	124,692,065	16,593,121	235,092,837	39,940,202
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—	—
Advisor class of shares	2,438,172	1,153,738	543,537	356,437
Institutional class of shares	10,010,513	4,960,839	11,190,903	15,598,754
Retirement class R-3 of shares	—	—	—	—
Retirement class R-6 of shares	—	—	—	—

Net proceeds from shares issued:	12,448,685	6,114,577	11,734,440	15,955,191
Cost of shares redeemed:
Investor class of shares	—	—	—	—
Advisor class of shares	(9,069,238)	(11,884,791)	(3,157,993)	(1,523,536)
Institutional class of shares	(50,564,468)	(53,938,321)	(70,626,503)	(24,803,382)
Retirement class R-3 of shares	—	—	—	—
Retirement class R-6 of shares	—	—	—	—

Net cost of shares redeemed	(59,633,706)	(65,823,112)	(73,784,496)	(26,326,918)

Net change resulting from fund share transactions in dollars	$77,507,044	$(43,115,414)	$173,042,781	$29,568,475

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	—	—	—	—
Advisor class of shares	641,978	155,588	890,265	250,661
Institutional class of shares	7,766,860	963,075	15,839,792	2,481,080
Retirement class R-3 of shares	—	—	—	—
Retirement class R-6 of shares	—	—	—	—

Net sale of shares	8,408,838	1,118,663	16,730,057	2,731,741
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—	—
Advisor class of shares	171,813	79,316	38,845	25,309
Institutional class of shares	700,704	339,986	803,639	1,111,368
Retirement class R-3 of shares	—	—	—	—
Retirement class R-6 of shares	—	—	—	—

Net shares issued	872,517	419,302	842,484	1,136,677
Shares redeemed:
Investor class of shares	—	—	—	—
Advisor class of shares	(606,674)	(809,235)	(227,462)	(102,595)
Institutional class of shares	(3,387,527)	(3,652,276)	(5,024,544)	(1,686,199)
Retirement class R-3 of shares	—	—	—	—
Retirement class R-6 of shares	—	—	—	—

Net shares redeemed	(3,994,201)	(4,461,511)	(5,252,006)	(1,788,794)

Net change resulting from fund share transactions in shares	5,287,154	(2,923,546)	12,320,535	2,079,624

(1)

Includes $4,159,630 of paid-in-capital received from an in-kind subscription purchase on December 15, 2017. The total value received of $4,159,630 from this non-taxable event represented $2,408,685 in securities cost, $1,730,375 in net unrealized appreciation, $3,388 in accrued dividends, $17,172 in cash, and $10 in accrued interest in exchange for 258,754 Institutional Class of shares at time of purchase.

(2)	Reflects operations for the period from September 1, 2017, to May 11, 2018 (termination of Retirement class R-3 of shares).
(3)	Reflects operations for the period from September 1, 2017, to April 27, 2018 (termination of Investor class of shares).

BMO Funds

Large-Cap Value Fund		Large-Cap Growth Fund		Mid-Cap Value Fund			Mid-Cap Growth Fund
Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2019	Year Ended August 31, 2018		Year Ended August 31, 2019	Year Ended August 31, 2018

$—	$—	$5,143,147	$8,890,108	$—	$—		$—	$—
702,179	1,269,566	754,845	266,934	1,384,665	2,177,622		805,182	984,230
44,351,441	69,446,391 (1)	66,582,901	50,667,833	11,581,825	17,358,535		8,697,238	12,719,389
—	—	—	—	—	768	(2)	—	—
21,893,752	87,457,626	216,486,685	63,644,998	7,761,178	28,089,301		6,575,320	24,250,761

66,947,372	158,173,583	288,967,578	123,469,873	20,727,668	47,626,226		16,077,740	37,954,380

—	—	7,903,690	4,067,641	—	—		—	—
2,194,121	2,439,169	116,339	28,989	5,843,113	2,704,039		2,598,569	1,100,667
28,839,817	31,249,109	31,915,301	14,433,447	12,747,841	6,519,523		12,929,680	5,913,858
—	—	—	—	—	79	(2)	—	—
8,385,292	862,668	9,011,688	184,270	3,943,242	816,233		3,595,774	36,318

39,419,230	34,550,946	48,947,018	18,714,347	22,534,196	10,039,874		19,124,023	7,050,843

—	—	(10,901,192)	(35,301,963)	—	—		—	—
(3,014,034)	(7,185,801)	(859,315)	(372,881)	(12,282,708)	(17,789,671)		(2,413,973)	(6,893,086)
(81,627,562)	(135,297,594)	(169,560,029)	(116,167,629)	(26,636,484)	(44,333,122)		(20,445,365)	(42,795,496)
—	—	—	—	—	(25,338	)(2)	—	(24,268	)(3)
(45,115,132)	(9,866,413)	(53,953,905)	(12,334,747)	(22,367,984)	(14,011,689)		(20,814,797)	(4,269,640)

(129,756,728)	(152,349,808)	(235,274,441)	(164,177,220)	(61,287,176)	(76,159,820)		(43,674,135)	(53,982,490)

$(23,390,126)	$40,374,721	$102,640,155	$(21,993,000)	$(18,025,312)	$(18,493,720)		$(8,472,372)	$(8,977,267)

—	—	285,200	479,102	—	—		—	—
48,101	78,249	39,698	14,070	130,653	172,720		54,552	61,162
3,087,120	4,307,244 (1)	3,686,092	2,690,356	1,120,182	1,412,871		568,485	757,625
—	—	—	—	—	63	(2)	—	—
1,551,696	5,392,425	12,113,349	3,340,294	720,902	2,291,863		440,599	1,419,933

4,686,917	9,777,918	16,124,339	6,523,822	1,971,737	3,877,517		1,063,636	2,238,720

—	—	481,932	230,331	—	—		—	—
158,402	153,737	7,102	1,642	581,404	220,370		200,507	73,182
2,079,204	1,968,958	1,928,417	810,356	1,278,620	536,253		943,084	376,679
—	—	—	—	—	7	(2)	—	—
603,955	54,032	543,856	10,341	395,511	67,103		260,186	2,300

2,841,561	2,176,727	2,961,307	1,052,670	2,255,535	823,733		1,403,777	452,161

—	—	(626,865)	(1,849,507)	—	—		—	—
(211,798)	(450,944)	(48,183)	(20,984)	(1,165,342)	(1,443,400)		(165,917)	(434,884)
(6,116,012)	(8,306,456)	(9,504,674)	(6,128,458)	(2,584,495)	(3,608,429)		(1,291,903)	(2,534,418)
—	—	—	—	—	(2,093	)(2)	—	(1,460	)(3)
(3,186,393)	(618,306)	(3,058,871)	(637,550)	(2,186,144)	(1,120,225)		(1,391,659)	(244,098)

(9,514,203)	(9,375,706)	(13,238,593)	(8,636,499)	(5,935,981)	(6,174,147)		(2,849,479)	(3,214,860)

(1,985,725)	2,578,939	5,847,053	(1,060,007)	(1,708,709)	(1,472,897)		(382,066)	(523,979)

Notes to Financial Statements (continued)

	Small-Cap Value Fund			Small-Cap Core Fund
	Year Ended August 31, 2019	Year Ended August 31, 2018		Year Ended August 31, 2019	Year Ended August 31, 2018
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$—	$—		$—	$—
Advisor class of shares	305,655	158,365		25,507	810,118
Institutional class of shares	7,431,075	7,360,861		4,568,187	4,646,390
Retirement class R-3 of shares	—	9,605	(2)	—	—
Retirement class R-6 of shares	4,775,499	12,814,203		—	—
Class F-3 of shares	—	—		—	—

Net proceeds from sale of shares	12,512,229	20,343,034		4,593,694	5,456,508
Net asset value of shares issued to shareholders in payment of distributions declared:
Advisor class of shares	310,252	374,648		162,495	126,053
Institutional class of shares	3,876,070	4,591,637		1,547,491	1,050,655
Retirement class R-3 of shares	—	4,108	(2)	—	—
Retirement class R-6 of shares	1,032,489	213,686		—	—
Class F-3 of shares	—	—		—	—

Net proceeds from shares issued:	5,218,811	5,184,079		1,709,986	1,176,708
Cost of shares redeemed:
Investor class of shares	—	—		—	—
Advisor class of shares	(1,168,307)	(1,238,217)		(1,825,618)	(939,096)
Institutional class of shares	(10,640,892)	(17,739,504)		(8,644,047)	(3,809,548)
Retirement class R-3 of shares	—	(136,151	)(2)	—	—
Retirement class R-6 of shares	(9,068,159)	(2,535,413)		—	—
Class F-3 of shares	—	—		—	—

Net cost of shares redeemed	(20,877,358)	(21,649,285)		(10,469,665)	(4,748,644)
Redemption fees	—	—		—	—

Net change resulting from fund share transactions in dollars	$(3,146,318)	$3,877,828		$(4,165,985)	$1,884,572

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	—	—		—	—
Advisor class of shares	24,728	10,987		1,890	58,097
Institutional class of shares	604,137	511,721		367,782	319,404
Retirement class R-3 of shares	—	685	(2)	—	—
Retirement class R-6 of shares	384,484	907,840		—	—
Class F-3 of shares	—	—		—	—

Net sale of shares	1,013,349	1,431,233		369,672	377,501
Shares issued to shareholders in payment of distributions declared:
Advisor class of shares	26,815	27,629		14,305	9,228
Institutional class of shares	329,598	333,452		134,916	76,411
Retirement class R-3 of shares	—	304	(2)	—	—
Retirement class R-6 of shares	87,130	15,440		—	—
Class F-3 of shares	—	—		—	—

Net shares issued	443,543	376,825		149,221	85,639
Shares redeemed:
Investor class of shares	—	—		—	—
Advisor class of shares	(96,723)	(88,641)		(152,050)	(67,035)
Institutional class of shares	(871,408)	(1,262,801)		(753,886)	(271,869)
Retirement class R-3 of shares	—	(9,790	)(2)	—	—
Retirement class R-6 of shares	(720,951)	(176,995)		—	—
Class F-3 of shares	—	—		—	—

Net shares redeemed	(1,689,082)	(1,538,227)		(905,936)	(338,904)

Net change resulting from fund share transactions in shares	(232,190)	269,831		(387,043)	124,236

(1)	Reflects operations for the period from September 1, 2017, to April 27, 2018 (termination of Investor class of shares).
(2)	Reflects operations for the period from September 1, 2017, to May 11, 2018 (termination of Retirement class R-3 of shares).
(3)	Reflects operations for the period from September 1, 2017, to December 3, 2017 (termination of Retirement class R-3 of shares).
(4)	Reflects operations for the period from September 1, 2018, to December 28, 2018 (termination of Retirement class F-3 of shares).

BMO Funds

Small-Cap Growth Fund		Global Low Volatility Equity Fund		Disciplined International Equity Fund		Pyrford International Stock Fund
Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2019		Year Ended August 31, 2018

$—	$—	$—	$—	$—	$—	$—		$83,571	(1)
2,309,900	4,764,611	497,821	209,656	2,561	42,573	109,625		5,864,823
19,667,795	17,252,116	7,667,583	573,388	21,708,859	18,798,208	114,884,836		76,904,679
—	—	—	—	—	—	—		—
—	—	—	—	—	—	64,243,843		120,732,668
—	—	—	—	—	—	160,508	(4)	8,394,567

21,977,695	22,016,727	8,165,404	783,044	21,711,420	18,840,781	179,398,812		211,980,308

6,414,028	6,081,376	48,910	35,577	1,185	1,308	113,890		—
11,739,150	8,460,833	5,898,232	1,428,624	1,340,341	1,509,712	10,702,009		12,082,424
—	—	—	—	—	—	—		—
—	—	—	—	—	—	4,754,416		1,405,577
—	—	—	—	—	—	1,250		1,758

18,153,178	14,542,209	5,947,142	1,464,201	1,341,526	1,511,020	15,571,565		13,489,759

—	—	—	—	—	—	—		(6,445,368	)(1)
(16,029,451)	(23,380,533)	(177,171)	(955,585)	(33,953)	(2,155)	(1,449,652)		(690,070)
(35,574,445)	(23,623,490)	(4,378,589)	(22,565,241)	(32,796,756)	(13,668,317)	(111,399,473)		(197,218,546)
—	—	—	—	—	—	—		(26,363	)(3)
—	—	—	—	—	—	(56,842,037)		(13,639,793)
—	—	—	—	—	—	(7,783,586	)(4)	(389,948)

(51,603,896)	(47,004,023)	(4,555,760)	(23,520,826)	(32,830,709)	(13,670,472)	(177,474,748)		(218,410,088)
—	—	4	—	—	210	7,393		957

$(11,473,023)	$(10,445,087)	$9,556,790	$(21,273,581)	$(9,777,763)	$6,681,539	$17,503,022		$7,060,936

—	—	—	—	—	—	—		6,173	(1)
132,193	245,534	43,760	15,520	251	3,721	8,503		432,072
1,153,609	867,331	689,325	41,566	2,078,327	1,662,757	9,063,446		5,768,243
—	—	—	—	—	—	—		—
—	—	—	—	—	—	5,014,709		8,998,114
—	—	—	—	—	—	12,198	(4)	633,138

1,285,802	1,112,865	733,085	57,086	2,078,578	1,666,478	14,098,856		15,837,740

425,898	347,706	4,533	2,693	123	118	9,435		—
742,514	465,392	544,117	107,902	139,474	136,256	904,650		915,335
—	—	—	—	—	—	—		—
—	—	—	—	—	—	401,895		106,483
—	—	—	—	—	—	106		133

1,168,412	813,098	548,650	110,595	139,597	136,374	1,316,086		1,021,951

—	—	—	—	—	—	—		(474,563	)(1)
(999,522)	(1,245,843)	(14,712)	(69,805)	(3,338)	(184)	(113,979)		(50,399)
(2,077,157)	(1,191,794)	(394,255)	(1,653,359)	(3,208,824)	(1,201,084)	(8,909,877)		(14,834,806)
—	—	—	—	—	—	—		(1,946	)(3)
—	—	—	—	—	—	(4,442,295)		(1,031,978)
—	—	—	—	—	—	(617,942	)(4)	(29,583)

(3,076,679)	(2,437,637)	(408,967)	(1,723,164)	(3,212,162)	(1,201,268)	(14,084,093)		(16,423,275)

(622,465)	(511,674)	872,768	(1,555,483)	(993,987)	601,584	1,330849		436,416

Notes to Financial Statements (continued)

	LGM Emerging Markets Equity Fund		Alternative Strategies Fund
	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2019	Year Ended August 31, 2018
Capital stock transactions in dollars:
Proceeds from sale of shares:
Advisor class of shares	$1,942,673	$2,061,792	$875	$949
Institutional class of shares	182,622,433	77,835,687	15,070,328	17,290,111

Net proceeds from sale of shares	184,565,106	79,897,479	15,071,203	17,291,060
Net asset value of shares issued to shareholders in payment of distributions declared:
Advisor class of shares	171,004	—	—	3,248
Institutional class of shares	8,013,010	1,128,190	—	5,106,210

Net proceeds from shares issued:	8,184,014	1,128,190	—	5,109,458
Cost of shares redeemed:
Advisor class of shares	(1,548,285)	(1,950,533)	(47,396)	(80,003)
Institutional class of shares	(88,760,017)	(33,149,780)	(46,209,815)	(37,141,144)

Net cost of shares redeemed	(90,308,302)	(35,100,313)	(46,257,211)	(37,221,147)
Redemption fees	1,285	711	—	—

Net change resulting from fund share transactions in dollars	$102,442,103	$45,926,067	$(31,186,008)	$(14,820,629)

Capital stock transactions in shares:
Sale of shares:
Advisor class of shares	130,398	127,075	93	94
Institutional class of shares	12,069,702	4,692,595	1,592,774	1,681,475

Net sale of shares	12,200,100	4,819,670	1,592,867	1,681,569
Shares issued to shareholders in payment of distributions declared:
Advisor class of shares	11,917	—	—	322
Institutional class of shares	561,636	70,030	—	502,085

Net shares issued	573,553	70,030	—	502,407
Shares redeemed:
Advisor class of shares	(102,088)	(116,190)	(5,139)	(7,777)
Institutional class of shares	(5,935,508)	(2,010,904)	(4,920,224)	(3,567,218)

Net shares redeemed	(6,037,596)	(2,127,094)	(4,925,363)	(3,574,995)

Net change resulting from fund share transactions in shares	6,736,057	2,762,606	(3,332,496)	(1,391,019)

BMO Funds

Global Long/Short Equity Fund		Ultra Short Tax-Free Fund		Short Tax-Free Fund		Short-Term Income Fund
Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2019	Year Ended August 31, 2018

$11,979	$195,339	$4,379,161	$5,741,914	$818,333	$2,495,879	$4,131,141	$4,288,667
926,457	6,081,319	450,634,673	439,354,219	38,106,073	48,874,201	109,699,514	131,029,502

938,436	6,276,658	455,013,834	445,096,133	38,924,406	51,370,080	113,830,655	135,318,169

7,776	22,321	270,051	329,380	72,771	81,745	499,349	492,639
67,690	296,703	4,976,544	3,253,010	966,607	861,084	3,254,026	2,446,146

75,466	319,024	5,246,595	3,582,390	1,039,378	942,829	3,753,375	2,938,785

(78,446)	(129,883)	(15,620,257)	(13,292,423)	(3,792,675)	(3,186,874)	(6,587,838)	(11,677,805)
(7,303,341)	(5,837,723)	(487,651,124)	(494,931,520)	(67,222,848)	(41,742,641)	(97,838,557)	(125,939,227)

(7,381,787)	(5,967,606)	(503,271,381)	(508,223,943)	(71,015,523)	(44,929,515)	(104,426,395)	(137,617,032)
25	1,407	—	—	—	—	—	—

$(6,367,860)	$629,483	$(43,010,952)	$(59,545,420)	$(31,051,739)	$7,383,394	$13,157,635	$639,922

1,058	16,081	434,741	570,266	80,413	245,629	443,854	460,682
82,235	491,377	44,771,183	43,650,785	3,745,703	4,803,882	11,770,026	14,032,354

83,293	507,458	45,205,924	44,221,051	3,826,116	5,049,511	12,213,880	14,493,036

697	1,812	26,801	32,709	7,159	8,058	53,561	52,968
6,044	24,064	494,260	323,236	94,908	84,831	348,309	262,630

6,741	25,876	521,061	355,945	102,067	92,889	401,870	315,598

(6,877)	(10,892)	(1,551,260)	(1,319,835)	(372,079)	(313,760)	(708,704)	(1,256,655)
(662,569)	(487,768)	(48,442,329)	(49,159,262)	(6,606,010)	(4,107,724)	(10,482,728)	(13,497,981)

(669,446)	(498,660)	(49,993,589)	(50,479,097)	(6,978,089)	(4,421,484)	(11,191,432)	(14,754,636)

(579,412)	34,674	(4,266,604)	(5,902,101)	(3,049,906)	720,916	1,424,318	53,998

Notes to Financial Statements (continued)

	Intermediate Tax-Free Fund		Strategic Income Fund
	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2019	Year Ended August 31, 2018
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$216,805,372	$148,016,165	$992,911	$1,560,960
Advisor class of shares	5,193,016	7,369,713	277,237	510,237
Institutional class of shares	712,041,595	446,882,504	1,321,850	1,579,253

Net proceeds from sale of shares	934,039,983	602,268,382	2,591,998	3,650,450
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	17,880,753	23,973,740	2,584,595	2,868,223
Advisor class of shares	219,608	323,030	572,728	681,181
Institutional class of shares	22,206,518	12,672,136	371,887	514,734

Net proceeds from shares issued:	40,306,879	36,968,906	3,529,210	4,064,138
Cost of shares redeemed:
Investor class of shares	(598,428,311)	(256,803,140)	(8,927,747)	(15,601,053)
Advisor class of shares	(15,779,341)	(3,558,242)	(2,424,528)	(5,319,901)
Institutional class of shares	(297,206,709)	(182,098,021)	(5,551,755)	(10,401,208)

Net cost of shares redeemed	(911,414,361)	(442,459,403)	(16,904,030)	(31,322,162)
Redemption fees	10	—	—	—

Net change resulting from fund share transactions in dollars	$62,932,511	$196,777,885	$(10,782,822)	$(23,607,574)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	19,477,473	13,228,190	107,030	165,685
Advisor class of shares	465,275	656,770	30,251	54,439
Institutional class of shares	63,694,084	40,007,123	146,666	171,048

Net sale of shares	83,636,832	53,892,083	283,947	391,172
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	1,596,327	2,141,524	283,183	309,135
Advisor class of shares	19,628	28,873	62,763	73,367
Institutional class of shares	1,970,954	1,133,383	40,885	55,436

Net shares issued	3,586,909	3,303,780	386,831	437,938
Shares redeemed:
Investor class of shares	(53,682,031)	(22,940,721)	(982,294)	(1,677,547)
Advisor class of shares	(1,417,837)	(317,526)	(266,152)	(572,837)
Institutional class of shares	(26,636,202)	(16,277,135)	(622,082)	(1,109,628)

Net shares redeemed	(81,736,070)	(39,535,382)	(1,870,528)	(3,360,012)

Net change resulting from fund share transactions in shares	5,487,671	17,660,481	(1,199,750)	(2,530,902)

BMO Funds

TCH Corporate Income Fund		TCH Core Plus Bond Fund		High Yield Bond Fund
Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2019	Year Ended August 31, 2018

$20,311,265	$13,469,510	$32,098,000	$33,247,967	$—	$—
5,361,083	1,883,339	905,069	692,466	457,013	75,077
140,702,564	35,031,255	231,737,885	205,734,013	574,112	990,467

166,374,912	50,384,104	264,740,954	239,674,446	1,031,125	1,065,544

3,586,826	3,631,617	2,187,496	1,885,553	—	—
141,683	34,627	102,848	93,214	41,891	45,200
3,613,460	1,445,656	28,868,673	27,182,890	510,085	538,766

7,341,969	5,111,900	31,159,017	29,161,657	551,976	583,966

(31,034,788)	(31,633,728)	(24,315,803)	(40,591,447)	—	—
(608,000)	(1,412,711)	(484,940)	(977,655)	(493,323)	(233,705)
(62,394,196)	(26,163,150)	(341,433,917)	(194,020,504)	(3,129,249)	(2,951,381)

(94,036,984)	(59,209,589)	(366,234,660)	(235,589,606)	(3,622,572)	(3,185,086)
—	—	—	—	—	—

$79,679,897	$(3,713,585)	$(70,334,689)	$33,246,497	$(2,039,471)	$(1,535,576)

1,556,211	1,033,637	2,807,800	2,877,804	—	—
417,871	147,035	77,989	59,334	50,060	8,021
11,033,820	2,718,202	20,143,950	17,783,100	62,845	105,106

13,007,902	3,898,874	23,029,739	20,720,238	112,905	113,127

280,292	280,072	190,146	163,324	—	—
10,894	2,678	8,937	8,071	4,590	4,811
281,658	111,718	2,515,292	2,355,406	55,970	57,369

572,844	394,468	2,714,375	2,526,801	60,560	62,180

(2,442,676)	(2,446,009)	(2,120,689)	(3,521,472)	—	—
(46,572)	(108,819)	(42,173)	(84,744)	(54,206)	(24,867)
(4,926,377)	(2,027,663)	(29,932,723)	(16,816,251)	(344,084)	(315,664)

(7,415,625)	(4,582,491)	(32,095,585)	(20,422,467)	(398,290)	(340,531)

6,165,121	(289,149)	(6,351,471)	2,824,572	(224,825)	(165,224)

Notes to Financial Statements (continued)

	Government Money Market Fund		Tax-Free Money Market Fund
	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2019	Year Ended August 31, 2018
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$3,185,455,821	$2,836,535,603	$76,238,873	$103,523,007
Institutional/Premier class of shares	12,876,601,233	16,700,415,556	752,095,278	657,271,008

Net proceeds from sale of shares	16,062,057,054	19,536,951,159	828,334,151	760,794,015
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	2,297,317	1,534,889	900,019	570,108
Institutional/Premier class of shares	6,417,045	4,345,881	19,238	4,097

Net proceeds from shares issued:	8,714,362	5,880,770	919,257	574,205
Cost of shares redeemed:
Investor class of shares	(3,130,464,509)	(2,904,331,903)	(81,235,290)	(104,233,256)
Institutional/Premier class of shares	(13,139,542,456)	(16,333,053,308)	(721,255,544)	(590,623,244)

Net cost of shares redeemed	(16,270,006,965)	(19,237,385,211)	(802,490,834)	(694,856,500)

Net change resulting from fund share transactions in dollars	$(199,235,549)	$305,446,718	$26,762,574	$66,511,720

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	3,185,455,821	2,836,535,603	76,238,873	103,523,007
Institutional/Premier class of shares	12,876,601,233	16,700,415,556	752,095,278	657,271,008

Net sale of shares	16,062,057,054	19,536,951,159	828,334,151	760,794,015
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	2,297,317	1,534,889	900,019	570,108
Institutional/Premier class of shares	6,417,045	4,345,881	19,238	4,097

Net shares issued	8,714,362	5,880,770	919,257	574,205
Shares redeemed:
Investor class of shares	(3,130,464,509)	(2,904,331,903)	(81,235,290)	(104,233,256)
Institutional/Premier class of shares	(13,139,542,456)	(16,333,053,308)	(721,255,544)	(590,623,244)

Net shares redeemed	(16,270,006,965)	(19,237,385,211)	(802,490,834)	(694,856,500)

Net change resulting from fund share transactions in shares	(199,235,549)	305,446,718	26,762,574	66,511,720

BMO Funds

Prime Money Market Fund		Institutional Prime Money Market Fund
Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2019	Year Ended August 31, 2018

$289,687,624	$323,252,291	$94,325	$1,046,364
485,730,277	487,728,123	2,739,008,147	1,223,791,366

775,417,901	810,980,414	2,739,102,472	1,224,837,730

3,862,824	1,907,375	42,122	19,861
167,637	238,721	4,200,289	1,169,282

4,030,461	2,146,096	4,242,411	1,189,143

(238,814,009)	(334,404,979)	(1,319,323)	(86,707)
(505,603,471)	(385,817,826)	(2,662,407,686)	(1,145,764,366)

(744,417,480)	(720,222,805)	(2,663,727,009)	(1,145,851,073)

$35,030,882	$92,903,705	$79,617,874	$80,175,800

289,687,624	323,252,291	94,320	1,046,368
485,730,277	487,728,123	2,738,976,101	1,223,793,306

775,417,901	810,980,414	2,739,070,421	1,224,839,674

3,862,824	1,907,375	42,122	19,860
167,637	238,721	4,200,220	1,169,202

4,030,461	2,146,096	4,242,342	1,189,062

(238,814,024)	(334,404,979)	(1,319,283)	(86,724)
(505,603,471)	(385,817,826)	(2,662,374,872)	(1,145,753,981)

(744,417,495)	(720,222,805)	(2,663,694,155)	(1,145,840,705)

35,030,867	92,903,705	79,618,608	80,188,031

Notes to Financial Statements (continued)

6.	Investment Adviser Fee and Other Transactions with Affiliates

General—Certain of the Officers and Directors of the Corporation are also Officers and Directors/Trustees of one or more portfolios within the Fund complex, which are affiliates of the Corporation. None of the Fund Officers or interested Directors receives any compensation from the Funds. Certain Officers and Directors are also Officers of the Adviser.

Investment Advisory Fees—The Adviser receives for its services an investment adviser fee based on a percentage of each Fund’s average daily net assets (“ADNA”) as listed below.

	Fund’s ADNA
Fund	on the first $500 million	on the next $200 million	on the next $100 million	in excess of $800 million
Low Volatility Equity Fund	0.500%	0.490%	0.450%	0.400%
Dividend Income Fund	0.500	0.490	0.450	0.400
Mid-Cap Value Fund	0.685	0.670	0.570	0.510
Mid-Cap Growth Fund	0.685	0.670	0.570	0.510
Small-Cap Value Fund	0.685	0.680	0.620	0.610
Small-Cap Growth Fund	0.685	0.680	0.620	0.610
Global Low Volatility Equity Fund	0.650	0.640	0.600	0.550
Pyrford International Stock Fund	0.735	0.720	0.620	0.560
LGM Emerging Markets Equity Fund	0.900	0.890	0.850	0.800

	Fund’s ADNA
Fund	on the first $100 million	on the next $150 million	on the next $250 million	in excess of $500 million
Ultra Short Tax-Free Fund	0.200%	0.190%	0.170%	0.100%
Short Tax-Free Fund	0.200	0.190	0.170	0.150
Short-Term Income Fund	0.200	0.190	0.170	0.100
Intermediate Tax-Free Fund	0.250	0.160	0.120	0.100
Strategic Income Fund	0.250	0.200	0.200	0.200
TCH Corporate Income Fund	0.200	0.190	0.150	0.100
TCH Core Plus Bond Fund	0.250	0.160	0.120	0.100
High Yield Bond Fund	0.500	0.500	0.500	0.500

	Fund’s ADNA
Fund	on the first $1 billion	on the next $1 billion	on the next $2 billion
Large-Cap Value Fund	0.350%	0.325%	0.300%
Large-Cap Growth Fund	0.350	0.325	0.300
Small-Cap Core Fund	0.650	0.625	0.600
Disciplined International Equity Fund	0.600	0.575	0.550
Alternative Strategies Fund	1.000 (1)	0.975 (1)	0.950 (1)
Global Long/Short Equity Fund	1.000	0.975	0.950

(1)

Effective October 1, 2018 the Advisory Rate was changed from 1.500% to 1.000% on the first $1 billion, the next $1 billion rate was lowered from 1.475% to 0.975%, and the next $2 billion the rate was lowered from 1.450% to 0.950%

	Fund’s ADNA
Fund	on the first $2 billion	on the next $2 billion	on the next $2 billion	on the next $2 billion	in excess of $8 billion
Government Money Market Fund	0.200%	0.185%	0.170%	0.155%	0.140%
Tax-Free Money Market Fund	0.200	0.185	0.170	0.155	0.140
Prime Money Market Fund	0.150	0.135	0.120	0.105	0.090
Institutional Prime Money Market Fund	0.150	0.135	0.120	0.105	0.090

The Pyrford International Stock Fund’s sub-adviser is Pyrford International Ltd., an affiliate of the Adviser. The LGM Emerging Markets Equity Fund’s sub-adviser is LGM Investments Limited, an affiliate of the Adviser. The TCH Corporate Income Fund’s and TCH Core Plus Bond Fund’s sub-adviser is Taplin, Canida & Habacht, LLC, an affiliate of the Adviser. One of the sub-advisers of the Alternative Strategies Fund is BMO Asset Management Limited, an affiliate of the Adviser. The Adviser compensates each sub-adviser based on the level of average daily net assets of each respective Fund managed by each sub-adviser.

BMO Funds

Contractual Expense Limitation—The Adviser has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent class specific total annual operating expenses (excluding taxes, dividend and interest expense, brokerage commissions, other investment related costs, Acquired Fund Fees and Expenses and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts for the periods set forth below. The Adviser may not terminate this arrangement prior to December 31, 2020, without the consent of the Directors, unless the investment advisory agreement is terminated. The Adviser may voluntarily choose to waive any portion of its fee beyond its contractual agreement. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. Additionally, the agreement does not provide for recoupment by the Adviser of waived fees or reimbursed expenses.

	Annualized Contractual Expense Limitation
Fund	Investor Class		Advisor Class		Institutional Class		Premier Class	Retirement Class R-6
Low Volatility Equity Fund			0.90%		0.65%
Dividend Income Fund			0.90		0.65
Large-Cap Value Fund			0.79		0.54			0.39%
Large-Cap Growth Fund	0.79%		0.79		0.54			0.39
Mid-Cap Value Fund			1.24		0.99			0.84
Mid-Cap Growth Fund			1.24		0.99			0.84
Small-Cap Value Fund			1.24		0.99			0.84
Small-Cap Core Fund			1.15		0.90
Small-Cap Growth Fund			1.24		0.99
Global Low Volatility Equity Fund			1.10		0.85
Disciplined International Equity Fund			1.15		0.90
Pyrford International Stock Fund			1.19		0.94			0.79
LGM Emerging Markets Equity Fund			1.40		1.15
Alternative Strategies Fund			1.70	(1)	1.45	(1)
Global Long/Short Equity Fund			1.60		1.35
Ultra Short Tax-Free Fund			0.55		0.30
Short Tax-Free Fund			0.55		0.40
Short-Term Income Fund			0.60		0.35
Intermediate Tax-Free Fund	0.54	(2)	0.54	(2)	0.50
Strategic Income Fund	0.80		0.80		0.55
TCH Corporate Income Fund	0.59		0.59		0.55
TCH Core Plus Bond Fund	0.59		0.59		0.55
High Yield Bond Fund			0.90		0.65
Government Money Market Fund	0.45						0.20%
Tax-Free Money Market Fund	0.45						0.20
Prime Money Market Fund	0.45						0.20
Institutional Prime Money Market Fund	0.45						0.20

(1)	Effective October 1, 2018 the expense limitation changed from 2.00% to 1.70% for Advisor and 1.75% to 1.45% for Institutional.
(2)	Effective February 12, 2019 the expense limitation changed from 0.55% to 0.54% for the Investor and Advisor Class.

Shareholder Servicing Fees—Under the terms of a Shareholder Services Agreement with the Adviser, each Fund pays the Adviser at the annual rate of 0.25% of average daily net assets of the Fund’s Investor Class shares for the period. The fee paid to the Adviser is used to finance certain services for shareholders and to maintain shareholder accounts.

Distribution Services Fees—Certain Funds are subject to a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan authorizes payments by the Fund to finance activities intended to result in the sale of its Advisor Class shares. The Plan provides that the Fund may incur distribution expenses of 0.25% of the average daily net assets of the Fund’s Advisor Class shares .

Notes to Financial Statements (continued)

Administration Fees—The fee paid to the Adviser is based on each Fund’s average daily net assets with respect to Administration Fee Schedule A and the aggregate average daily net assets of all Funds representing Administration Fee Schedule B as listed below.

Administration Fee Schedule A		Administration Fee Schedule B
Annual Rate		Annual Rate	ADNA
0.1500%		0.0400%	on the first $2 billion
		0.0300	on the next $2 billion
		0.0250	on the next $2 billion
		0.0200	on the next $2 billion
		0.0100	in excess of $8 billion

Fund		Fund
Low Volatility Equity Fund(1)	Alternative Strategies Fund(1)	Government Money Market Fund(1)
Dividend Income Fund(1)	Global Long/Short Equity Fund(1)	Tax-Free Money Market Fund(1)
Large-Cap Value Fund(1)	Ultra Short Tax-Free Fund(1)	Prime Money Market Fund(1)
Large-Cap Growth Fund(1)	Short Tax-Free Fund(1)	Institutional Prime Money Market Fund(1)
Mid-Cap Value Fund(1)	Short-Term Income Fund(1)
Mid-Cap Growth Fund(1)	Intermediate Tax-Free Fund(1)
Small-Cap Value Fund(1)	Strategic Income Fund(1)
Small-Cap Core Fund(1)	TCH Corporate Income Fund(1)
Small-Cap Growth Fund(1)	TCH Core Plus Bond Fund(1)
Global Low Volatility Equity Fund	High Yield Bond Fund(1)
Disciplined International Equity(1)
Pyrford International Stock Fund(1)
LGM Emerging Markets Equity Fund

(1)	For the year ended August 31, 2019, the Funds with class-specific Administration Fees were as follows:

Fund	Investor Class	Advisor Class	Institutional Class	Premier Class
Low Volatility Equity Fund	$—	$38,621	$192,033	$—
Dividend Income Fund	—	17,089	294,770	—
Large-Cap Value Fund	—	30,446	361,947	—
Large-Cap Growth Fund	88,981	1,274	361,342	—
Mid-Cap Value Fund	—	68,958	144,297	—
Mid-Cap Growth Fund	—	21,869	113,717	—
Small-Cap Value Fund	—	5,639	72,255	—
Small-Cap Core Fund	—	2,935	25,653	—
Small-Cap Growth Fund	—	62,144	119,718	—
Disciplined International Equity Fund	—	253	113,069	—
Pyrford International Stock Fund	—	7,747	720,468	—
Alternative Strategies Fund	—	73	88,856	—
Global Long/Short Equity Fund	—	1,057	8,263	—
Ultra Short Tax-Free Fund	—	30,702	841,340	—
Short Tax-Free Fund	—	8,089	254,253	—
Short-Term Income Fund	—	36,762	337,435	—
Intermediate Tax-Free Fund	1,014,356	12,526	1,669,190	—
Strategic Income Fund	85,215	19,117	15,476	—
TCH Corporate Income Fund	140,647	5,873	286,374	—
TCH Core Plus Bond Fund	101,359	4,740	1,380,117	—
High Yield Bond Fund	—	1,215	14,206	—
Government Money Market Fund	220,370	—	—	812,130
Tax-Free Money Market Fund	27,030	—	—	122,243
Prime Money Market Fund	71,643	—	—	85,614
Institutional Prime Money Market Fund	700	—	—	187,068

Securities Lending—Certain Funds pay a fee to BMO Harris for its services as the securities lending agent. The securities lending income as shown in the Statements of Operations is net of these fees. The following amounts were paid for the year ended August 31, 2019:

Fund	Fees Paid
Low Volatility Equity Fund	$21,771
Dividend Income Fund	26,275
Large-Cap Value Fund	43,261
Large-Cap Growth Fund	63,266
Mid-Cap Value Fund	24,399
Mid-Cap Growth Fund	13,592
Small-Cap Value Fund	10,198

Fund	Fees Paid
Small-Cap Core Fund	$3,471
Small-Cap Growth Fund	19,893
Short-Term Income Fund	13,609
Strategic Income Fund	14,304
TCH Corporate Income Fund	38,167
TCH Core Plus Bond Fund	110,952
High Yield Bond Fund	2,710

BMO Funds

Investments in Affiliated Issuers—An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior periods may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of August 31, 2019 and may include acquisitions of new investments, prior period holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security/Fund Description	Value, Beginning of Period	Purchases(1)	Sales Proceeds(1)	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Cash Sweep Investments in BMO Institutional Prime Money Market Fund, Premier Class, 2.097%
Low Volatility Equity Fund	$1,494,204	$106,602,938	$102,257,341	$(222)	$857	$5,840,436	$85,770	$—
Dividend Income Fund	3,591,099	192,213,274	167,539,968	(44)	(144)	28,264,217	115,857	—
Large-Cap Value Fund	7,482,313	60,894,603	62,488,362	(783)	424	5,888,195	115,961	—
Large-Cap Growth Fund	6,735,831	265,816,556	272,551,079	(81)	(1,222)	5	200,024	—
Mid-Cap Value Fund	2,420,873	38,684,588	39,845,827	(583)	23	1,259,074	58,615	—
Mid-Cap Growth Fund	1,583,732	21,364,577	22,260,751	(149)	(409)	687,000	36,987	—
Small-Cap Value Fund	1,486,191	12,526,757	13,501,105	(132)	118	511,829	23,969	—
Small-Cap Core Fund	440,742	7,595,543	7,803,184	(65)	(6)	233,030	6,816	—
Small-Cap Growth Fund	2,038,642	30,702,440	31,519,377	(315)	—	1,221,390	38,566	—
Global Low Volatility Equity Fund	143,976	14,649,452	14,172,306	49	474	621,645	12,250	—
Disciplined International Equity Fund	2,615,976	28,376,942	30,810,480	(134)	(99)	182,205	30,064	—
Pyrford International Stock Fund	16,792,467	179,136,135	168,966,824	277	(2,340)	26,959,715	512,943	—
LGM Emerging Markets Equity Fund	7,268,280	149,494,135	140,049,718	(1,089)	1,239	16,712,847	247,747	—
Alternative Strategies Fund	24,540,402	140,169,264	145,708,228	(1,770)	1,605	19,001,273	655,331	—
Global Long/Short Equity Fund	3,434,203	2,229,961	5,663,726	(366)	(72)	—	13,814	—
Short-Term Income Fund	3,242,065	161,838,087	161,536,189	(609)	(1,584)	3,541,770	145,640	—
Strategic Income Fund	5,787,248	28,648,041	32,442,442	(478)	313	1,992,682	37,137	—
TCH Corporate Income Fund	4,850,884	175,452,390	161,283,587	1,107	(401)	19,020,393	288,511	—
TCH Core Plus Bond Fund	40,862,111	471,994,762	472,612,995	(4,081)	9,334	40,249,132	728,370	—
High Yield Bond Fund	813,997	4,451,229	4,825,363	(73)	142	439,932	10,834	—

Cash Sweep Investments in BMO Government Money Market Fund, Premier Class, 1.971%
Ultra Short Tax-Free Fund	159,901	78,634,835	78,794,736	—	—	—	19,891	—
Short Tax-Free Fund	121,200	15,064,886	15,186,086	—	—	—	3,286	—
Intermediate Tax-Free Fund	85,922	66,237,217	66,323,139	—	—	—	13,717	—

Collateral Investment for Securities on Loan in BMO Institutional Prime Money Market Fund, Premier Class, 2.097%
Disciplined International Equity Fund	—	26,399,159	20,118,856	—	370	6,280,673	760	—
Global Low Volatility Equity Fund	—	8,435,538	7,692,009	—	—	743,529	1,161	—
Pyrford International Stock Fund	—	172,612,693	159,698,515	—	1,690	12,915,868	8,513	—
LGM Emerging Markets Equity Fund	—	7 1,181,366	69,296,919	—	—	1,884,447	7,938	—
Global Long/Short Equity Fund	—	1,448,180	1,353,086	—	—	95,094	762	—

Collateral Pool Pro Rata Allocation for Securities on Loan in BMO Government Money Market Fund, Premier Class, 1.971%
Low Volatility Equity Fund	3,410,538	111,787,522	110,829,533	—	—	4,368,527	1,311	—
Dividend Income Fund	4,173,135	150,194,171	148,784,831	—	—	5,582,475	1,554	—
Large-Cap Value Fund	9,394,657	200,774,194	204,263,047	—	—	5,905,804	2,801	—
Large-Cap Growth Fund	8,900,000	227,225,090	228,690,029	—	—	7,435,061	3,842	—
Mid-Cap Value Fund	5,511,767	117,402,979	120,069,464	—	—	2,845,282	1,604	—
Mid-Cap Growth Fund	3,448,553	71,100,960	73,027,133	—	—	1,522,380	885	—
Small-Cap Value Fund	2,166,338	46,693,552	47,542,409	—	—	1,317,481	681	—
Small-Cap Core Fund	662,439	13,539,799	13,920,413	—	—	281,825	230	—
Small-Cap Growth Fund	4,064,991	86,547,542	88,271,002	—	—	2,341,531	1,309	—
Short-Term Income Fund	2,244,100	57,155,670	57,215,807	—	—	2,183,963	796	—
Strategic Income Fund	1,265,051	33,765,776	33,665,342	—	—	1,365,485	854	—
TCH Corporate Income Fund	2,999,415	124,360,859	121,970,407	—	—	5,389,867	2,252	—
TCH Core Plus Bond Fund	21,467,610	323,582,498	336,791,102	—	—	8,259,006	7,238	—
High Yield Bond Fund	291,406	6,527,589	6,617,682	—	—	201,313	162	—

Notes to Financial Statements (continued)

Security/Fund Description	Value, Beginning of Period	Purchases(1)	Sales Proceeds(1)	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Collateral Pool Pro Rata Allocation for Securities on Loan in BMO Institutional Prime Money Market Fund, 2.097%
Low Volatility Equity Fund	$15,105,321	$12,535,061	$—	$—	$—	$27,640,382	$8,299	$—
Dividend Income Fund	18,482,875	16,838,355	—	—	—	35,321,230	9,839	—
Large-Cap Value Fund	41,609,071	—	4,242,083	—	—	37,366,988	17,734	—
Large-Cap Growth Fund	39,418,228	7,624,614	—	—	—	47,042,842	24,320	—
Mid-Cap Value Fund	24,411,695	—	6,409,134	—	—	18,002,561	10,156	—
Mid-Cap Growth Fund	15,273,692	—	5,641,348	—	—	9,632,344	5,602	—
Small-Cap Value Fund	9,594,744	—	1,258,824	—	—	8,335,920	4,311	—
Small-Cap Core Fund	2,933,952	—	1,150,799	—	—	1,783,153	1,455	—
Small-Cap Growth Fund	18,003,903	—	3,188,650	—	—	14,815,253	8,289	—
Short-Term Income Fund	9,939,149	3,879,139	—	—	—	13,818,288	5,041	—
Strategic Income Fund	5,602,929	3,036,716	—	—	—	8,639,645	5,407	—
TCH Corporate Income Fund	13,284,450	20,818,121	—	—	—	34,102,571	14,260	—
TCH Core Plus Bond Fund	95,080,353	—	42,824,270	—	—	52,256,083	45,822	—
High Yield Bond Fund	1,290,638	—	16,898	—	—	1,273,740	1,027	—

Investments in Other Affiliates
Fund/Security Description
Short Tax-Free Fund
BMO Ultra Short Tax-Free Fund - Institutional Class	875,303	5,883	882,023	2,518	(1,681)	—	5,966	—
Intermediate Tax-Free Fund
BMO Ultra Short Tax-Free Fund - Institutional Class	5,162,410	34,700	5,202,283	15,033	(9,860)	—	35,188	—
LGM Emerging Markets Fund
BMO Institutional Prime Money Market Fund Premier Class	7,268,280	149,494,134	140,049,717	1,089	1,239	16,712,847	7,938	—
Global Low Volatility Equity Fund
BMO Institutional Prime Money Market Fund Premier Class	143,976	14,649,450	14,172,306	51	474	621,645	1,161	—

(1)	Includes adjustment for net change in Collateral Pool Pro Rata Allocation of value, at end of period.

Interfund Borrowing and Lending—The Funds participate in an interfund lending program. This program allows the Funds to borrow cash from any of the BMO Money Market Funds for temporary purposes. The program is subject to a number of conditions, including the requirement that the interfund loan rate to be charged to the Funds under the program is (i) more favorable to the lending Fund than the rate it could otherwise obtain from investing cash in repurchase agreements or purchasing shares of the BMO Money Market Funds and (ii) more favorable to the borrowing Fund than the lowest interest rate at which bank short-term loans would be available to the Funds. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations. The Directors are responsible for the oversight of the interfund lending program.

Funds utilizing the Interfund lending program, borrowing from the BMO Government Money Market Fund during the year ended August 31, 2019, were as follows:

Fund	Average Daily Loan Balance Outstanding	Weighted Average Interest Rate
Low Volatility Equity Fund	$9,730	2.544%
Dividend Income Fund	6,996	2.579
Large-Cap Value Fund	277,279	1.883
Large-Cap Growth Fund	436,634	2.470
Mid-Cap Value Fund	20,403	2.305
Mid-Cap Growth Fund	70,292	1.935
Small-Cap Value Fund	7,318	2.565
Small-Cap Core Fund	33,042	2.375
Small-Cap Growth Fund	30,714	2.477
Global Low Volatility Equity Fund	20,229	2.004

Fund	Average Daily Loan Balance Outstanding	Weighted Average Interest Rate
Disciplined International Equity Fund	$30,576	2.532%
Global Long/Short Equity Fund	81,537	2.274
Ultra Short Tax-Free Fund	62,896	2.212
Intermediate Tax-Free Fund	20,100	1.981
Strategic Income Fund	341	2.581
TCH Corporate Income Fund	2,190	1.890
Pyford International Stock Fund	225,033	2.543
Short Tax-Free Fund	6,985	2.527
High Yield Bond Fund	1,023	2.527

Concentration of Shareholder—As of August 31, 2019, one shareholder held 36% of the outstanding shares of the BMO Global Low Volatility Equity Fund.

7.	Line of Credit

The Corporation, on behalf of the respective Funds, participated in a $25 million unsecured, committed revolving line of credit (“LOC”) agreement with State Street Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings currently are charged interest at a rate of the London Interbank

BMO Funds

Offering Rate (“LIBOR”) plus 1.25% and a commitment fee of 0.20% per annum on the daily unused portion with no administrative fee. No borrowings were outstanding under the LOC during the year ended August 31, 2019.

8.	Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities, short-term obligations, and in-kind contributions, for the year ended August 31, 2019 were as follows:

	Other than U.S Government Securities		U.S Government Securities
Fund	Purchases	Sales	Purchases	Sales
Low Volatility Equity Fund	$107,175,735	$47,433,628	$—	$—
Dividend Income Fund	241,621,302	88,674,518	—	—
Large-Cap Value Fund	217,239,084	271,391,192	—	—
Large-Cap Growth Fund	423,231,107	371,329,046	—	—
Mid-Cap Value Fund	82,363,233	121,707,041	—	—
Mid-Cap Growth Fund	65,054,826	93,043,404	—	—
Small-Cap Value Fund	41,520,749	48,675,231	—	—
Small-Cap Core Fund	15,239,366	21,151,781	—	—
Small-Cap Growth Fund	73,793,584	103,956,706	—	—
Global Low Volatility Equity Fund	17,942,637	14,051,089	—	—
Disciplined International Equity Fund	43,437,412	50,188,905	—	—
Pyrford International Stock Fund	105,563,206	100,819,171	—	—
LGM Emerging Markets Equity Fund	143,642,027	54,847,299	—	—
Alternative Strategies Fund	15,395,324	54,295,177	—	—
Global Long/Short Equity Fund	2,292,288	8,207,449	—	—
Ultra Short Tax-Free Fund	826,610,918	907,057,444	3,000,000	70,000
Short Tax-Free Fund	159,740,080	188,937,847	1,000,000	2,345,000
Short-Term Income Fund	103,367,250	87,076,495	33,869,067	34,202,523
Intermediate Tax-Free Fund	1,225,445,779	1,132,699,943	2,000,000	5,495,000
Strategic Income Fund	29,079,771	32,679,120	1,482,279	6,816,555
TCH Corporate Income Fund	163,225,466	98,535,116	1,895,000	3,256,191
TCH Core Plus Bond Fund	191,718,538	319,743,952	295,730,121	222,871,092
High Yield Bond Fund	2,297,469	4,040,494	—	—

9.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for net operating loss, foreign currency transactions, paydown gain or loss, market discount accretion, premium amortization and expiring capital loss carryforwards.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statements of Assets and Liabilities based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Funds.

The Funds complied with FASB interpretation Accounting for Uncertainty in Income Taxes which provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken, or expected to be taken, in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Accounting for Uncertainty in Income Taxes requires management of the Funds to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last four tax years and the interim tax period since then). There are no examinations in progress. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Fund reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Funds’ reported net assets or results of operations as of and during the year ended August 31, 2019. Management of the Funds also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

Notes to Financial Statements (continued)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, derivatives, foreign unrealized capital gains tax, foreign currency and the discount accretion/premium amortization of debt securities.

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
BMO Low Volatility Equity Fund	$236,156,194	$41,976,453	$(3,224,424)	$38,752,029
BMO Dividend Income Fund	378,789,530	35,835,018	(7,933,283)	27,901,735
BMO Large-Cap Value Fund	357,887,840	37,682,870	(11,093,553)	26,589,317
BMO Large-Cap Growth Fund	456,542,850	112,135,443	(11,201,057)	100,934,386
BMO Mid-Cap Value Fund	172,420,915	19,649,940	(11,001,877)	8,648,063
BMO Mid-Cap Growth Fund	105,256,570	16,985,834	(3,855,906)	13,129,928
BMO Small-Cap Value Fund	75,374,885	6,454,311	(6,628,661)	(174,350)
BMO Small-Cap Core Fund	17,401,718	1,869,818	(1,198,807)	671,011
BMO Small-Cap Growth Fund	125,312,822	15,654,347	(6,573,635)	9,080,712
BMO Global Low Volatility Equity Fund	32,232,658	4,689,946	(1,400,675)	3,289,271
BMO Disciplined International Equity Fund	66,788,045	6,131,369	(6,279,130)	(147,761)
BMO Pyrford International Stock Fund	621,840,330	80,328,953	(43,061,336)	37,267,617
BMO LGM Emerging Markets Equity Fund	284,291,826	34,218,911	(24,777,822)	9,441,089
BMO Alternative Strategies Fund	34,817,317	75,949	(708,117)	(632,168)
BMO Global Long/Short Equity Fund	2,685,527	320,791	(317,868)	2,923
BMO Ultra Short Tax-Free Fund	567,193,701	1,405,652	(140,573)	1,265,079
BMO Short Tax-Free Fund	157,083,188	2,418,764	(40,623)	2,378,141
BMO Short-Term Income Fund	286,113,668	3,958,528	(222,483)	3,736,045
BMO Intermediate Tax-Free Fund	1,807,909,219	115,249,079	(291,482)	114,957,597
BMO Strategic Income Fund	95,724,310	3,527,939	(1,667,000)	1,860,939
BMO TCH Corporate Income Fund	401,042,748	21,911,681	(1,090,377)	20,821,304
BMO TCH Core Plus Bond Fund	1,115,468,110	49,852,757	(8,358,327)	41,494,430
BMO High Yield Bond Fund	12,148,460	303,227	(380,093)	(76,866)
BMO Government Money Market Fund	3,193,672,635	—	—	—
BMO Tax-Free Money Market Fund	409,371,919	—	—	—
BMO Prime Money Market Fund	496,509,316	—	—	—
BMO Institutional Prime Money Market Fund	561,430,959	71,924	(12,853)	59,071

The tax character of distributions reported on the Statements of Changes in Net Assets for the years ended August 31, 2019 and August 31, 2018, were as follows:

	2019				2018
Fund	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Return of Capital	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains
BMO Low Volatility Equity Fund	$3,779,573	$—	$9,447,911	$—	$3,160,478	$—	$3,189,229
BMO Dividend Income Fund	4,756,191	—	7,369,330	—	5,133,814	—	11,100,034
BMO Large-Cap Value Fund	9,866,179	—	30,382,182	—	11,266,495	—	23,620,755
BMO Large-Cap Growth Fund	13,206,950	—	40,268,668	—	5,872,237	—	14,405,633
BMO Mid-Cap Value Fund	3,044,221	—	19,687,022	—	5,417,735	—	4,733,501
BMO Mid-Cap Growth Fund	8,149,700	—	11,039,782	—	3,084,500	—	3,984,417
BMO Small-Cap Value Fund	1,961,121	—	3,300,073	—	3,505,522	—	1,725,945
BMO Small-Cap Core Fund	492,526	—	1,456,995	—	454,372	—	822,023
BMO Small-Cap Growth Fund	5,123,756	—	13,273,660	—	—	—	14,759,760
BMO Global Low Volatility Equity Fund	1,231,016	—	4,731,437	—	1,366,846	—	495,697
BMO Disciplined International Equity Fund	1,528,435	—	—	—	1,534,123	—	—
BMO Pyrford International Stock Fund	17,771,263	—	—	—	16,810,534	—	—
BMO LGM Emerging Markets Equity Fund	4,193,042	—	4,483,419	—	1,245,393	—	—
BMO Alternative Strategies Fund	—	—	—	—	49,511	—	4,427,483
BMO Global Long/Short Equity Fund	79,183	—	21,028	—	188,423	—	226,026
BMO Ultra Short Tax-Free Fund	16,759	9,600,547	—	—	94,095	7,997,980	217,628
BMO Short Tax-Free Fund	9,597	3,184,588	—	—	—	2,927,616	—
BMO Short-Term Inco me Fund	6,393,700	—	—	—	5,064,383	—	—
BMO Intermediate Tax-Free Fund	620,457	51,210,030	—	—	—	—	—
BMO Strategic Income Fund	3,713,872	—	—	—	4,339,645	—	—
BMO TCH Corporate Income Fund	10,884,025	—	439,797	—	8,278,452	—	—
BMO TCH Core Plus Bond Fund	34,557,913	—	—	—	32,309,452	—	—
BMO High Yield Bond Fund	582,308	—	—	—	652,504	—	—
BMO Government Money Market Fund	63,212,461	—	200	—	40,601,282	—	900
BMO Tax-Free Money Market Fund	12,023	5,921,385	7,584	—	—	3,674,509	—
BMO Prime Money Market Fund	10,006,252	—	—	—	5,929,727	—	111
BMO Institutional Prime Money Market Fund	12,722,718	—	—	—	6,828,289	—	35

BMO Funds

As of August 31, 2019, the components of distributable earnings on a tax basis are as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)
BMO Low Volatility Equity Fund	$836,856	$—	$2,698,713	$—	$38,752,029
BMO Dividend Income Fund	1,220,262	—	—	(302,119)	27,901,735
BMO Large-Cap Value Fund	1,107,980	—	—	(3,434,577)	26,589,317
BMO Large-Cap Growth Fund	3,767,821	—	16,157,050	—	100,934,386
BMO Mid-Cap Value Fund	1,217,500	—	9,401	(2,653,830)	8,648,063
BMO Mid-Cap Growth Fund	—	—	11,748,567	(1,778,946)	13,129,928
BMO Small-Cap Value Fund	336,771	—	111,328	—	(174,350)
BMO Small-Cap Core Fund	36,075	—	—	(818,490)	671,011
BMO Small-Cap Growth Fund	—	—	1,771,713	(299,863)	9,080,712
BMO Global Low Volatility Equity Fund	902,024	—	556,529	(84,907)	3,287,991
BMO Disciplined International Equity Fund	2,013,964	—	—	(3,243,470)	(154,190)
BMO Pyrford International Stock Fund	15,101,148	—	—	(29,537,487)	37,235,092
BMO LGM Emerging Markets Equity Fund	3,334,446	—	1,584,231	—	9,434,358
BMO Alternative Strategies Fund	212,222	—	—	(3,205,129)	(484,206)
BMO Global Long/Short Equity Fund	78,273	—	1,754	(220,835)	(28,114)
BMO Ultra Short Tax-Free Fund	8,255	335,408	69,141	—	1,265,079
BMO Short Tax-Free Fund	—	164,891	—	(169,234)	2,378,141
BMO Short-Term Income Fund	249,859	—	—	(2,131,007)	3,736,045
BMO Intermediate Tax-Free Fund	148,436	1,244,054	—	(15,469,562)	114,957,597
BMO Strategic Income Fund	1,318	—	—	(4,079,621)	1,860,939
BMO TCH Corporate Income Fund	340,095	—	—	(1,422,345)	20,821,304
BMO TCH Core Plus Bond Fund	232,146	—	—	(9,494,023)	41,494,430
BMO High Yield Bond Fund	—	—	—	(3,147,987)	(76,866)
BMO Government Money Market Fund	4,469,817	—	—	—	—
BMO Tax-Free Money Market Fund	—	363,934	—	—	—
BMO Prime Money Market Fund	432,989	—	—	—	—
BMO Institutional Prime Money Market Fund	673,327	—	—	—	59,071

At August 31, 2019, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards are not subject to expiration and are as follows:

	Capital Loss Carryforwards
Fund	Short-Term	Long-Term	Total
BMO Small-Cap Core Fund	$818,490	$—	$818,490
BMO Disciplined International Equity Fund	2,046,816	1,196,654	3,243,470
BMO Pyrford International Stock Fund	1,980,518	27,556,969	29,537,487
BMO Alternative Strategies Fund	3,205,129	—	3,205,129
BMO Short Tax-Free Fund	169,234	—	169,234
BMO Short-Term Income Fund	548,479	1,582,528	2,131,007
BMO Intermediate Tax-Free Fund	13,509,692	1,959,870	15,469,562
BMO Strategic Income Fund	538,072	3,541,549	4,079,621
BMO TCH Corporate Income Fund	517,980	904,365	1,422,345
BMO TCH Core Plus Bond Fund	1,103,076	8,390,947	9,494,023
BMO High Yield Bond Fund	1,136,105	2,011,882	3,147,987

As of August 31, 2019, the following funds had post-October losses, which are deferred until fiscal year 2020 for tax purposes, of:

	Post-October Losses
Fund	Short-Term	Long-Term
BMO Dividend Income Fund	$1,840,032	$(1,537,913)
BMO Large-Cap Value Fund	8,844,355	(5,409,778)
BMO Mid-Cap Value Fund	3,245,093	(591,263)
BMO Mid-Cap Growth Fund	1,661,810	—
BMO Global Low Volatility Equity Fund	84,907	—
BMO Global Long/Short Equity Fund	386,612	(165,777)

Notes to Financial Statements (continued)

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first day of the Fund’s next taxable year.

As of August 31, 2019, the Mid-Cap Growth Fund and Small-Cap Growth Fund had qualified late-year ordinary losses of $117,136 and $299,863, respectively, which are deferred until fiscal year 2020 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year, are deemed to arise on the first day of the Fund’s next taxable year.

10.	Shareholder Tax Information (unaudited)

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended August 31, 2019, the percentages that qualify for the dividend received deduction available to corporate shareholders were as follows:

Low Volatility Equity Fund	49.40%
Dividend Income Fund	54.43
Large-Cap Value Fund	68.84
Large-Cap Growth Fund	24.72
Mid-Cap Value Fund	52.10
Mid-Cap Growth Fund	10.45

Small-Cap Value Fund	26.66%
Small-Cap Core Fund	16.57
Small-Cap Growth Fund	4.74
LGM Emerging Markets Equity Fund	5.27
Global Long/Short Equity Fund	35.74

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended August 31, 2019, the percentages that are designated as qualified dividend income were as follows:

Low Volatility Equity Fund	50.37%
Dividend Income Fund	54.78
Large-Cap Value Fund	69.10
Large-Cap Growth Fund	24.34
Mid-Cap Value Fund	36.15
Mid-Cap Growth Fund	10.69
Small-Cap Value Fund	24.57

Small-Cap Core Fund	17.65%
Small-Cap Growth Fund	8.07
Global Low Volatility Equity Fund	58.63
Disciplined International Equity Fund	93.66
Pyrford International Stock Fund	78.82
LGM Emerging Markets Equity Fund	68.19
Global Long/Short Equity Fund	97.40

For Federal tax purposes, for the year ended August 31, 2019, the following Funds designate long-term capital gains, or the amounts determined to be necessary, of:

Low Volatility Equity Fund	$9,447,911
Dividend Income Fund	7,369,330
Large-Cap Value Fund	30,382,182
Large-Cap Growth Fund	40,268,668
Mid-Cap Value Fund	19,687,022
Mid-Cap Growth Fund	11,039,782
Small-Cap Value Fund	3,300,073
Small-Cap Core Fund	1,456,995

Small-Cap Growth Fund	$13,273,660
Global Low Volatility Equity Fund	4,731,437
LGM Emerging Markets Equity Fund	4,483,419
Global Long/Short Equity Fund	21,028
TCH Corporate Income Fund	439,797
Government Money Market Fund	200
Tax-Free Money Market Fund	7,584

For Federal tax purposes, for the year ended August 31, 2019, the following Funds designate qualified short-term capital gains, or the amounts determined to be necessary, of:

Low Volatility Equity Fund	$1,364,287
Dividend Income Fund	44,619
Large-Cap Value Fund	2,726,018
Large-Cap Growth Fund	10,862,365
Mid-Cap Growth Fund	8,149,700
Small-Cap Value Fund	1,475,132
Small-Cap Core Fund	484,035

Small-Cap Growth Fund	$5,123,756
Global Low Volatility Equity Fund	371,771
LGM Emerging Markets Equity Fund	1,815,936
TCH Corporate Income Fund	423,868
Tax-Free Money Market Fund	12,023
Prime Money Market Fund	536
Institutional Prime Money Market Fund	1,074

For Federal tax purposes, for the year ended August 31, 2019, the following Funds designate qualified tax-exempt dividends, or the amounts determined to be necessary, of:

Ultra Short Tax-Free Fund	$11,397,720
Short Tax-Free Fund	3,902,304
Intermediate Tax-Free Fund	58,345,095
BMO Tax-Free Money Market Fund	6,961,299

For the year ended August 31, 2019, Pursuant to Section 853 of the Code, the following Funds designate income derived from foreign sources and foreign taxes paid, or the amounts determined to be necessary, of:

Fund	Income Derived from Foreign Sources	Foreign Source Income Distributed per Share	Foreign Taxes Paid	Foreign Taxes Paid per share
Global Low Volatility Equity Fund	$889,445	$0.29	$64,709	$0.02
Disciplined International Equity Fund	3,182,753	0.52	209,819	0.03
Pyrford International Stock Fund	24,914,079	0.49	1,288,518	0.03
LGM Emerging Markets Equity Fund	6,502,429	0.33	390,612	0.02
Global Long/Short Equity	109,109	0.44	10,294	0.41

For the year ended August 31, 2019, Pursuant to Section 871 of the Code, the Government Money Market Fund designated interest related dividends for non-resident alien shareholders of $63,207,808.

BMO Funds

11.	Recently Issued Accounting Pronouncements

In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be accreted to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

During August 2018, the Securities and Exchange Commission (the “SEC”) issued Final Rule Release No. 33-10532, Disclosure Update and Simplification (“Final Rule Release No. 33-10532”). Final Rule Release No. 33-10532 amends certain financial statement disclosure requirements to conform to U.S. GAAP. The amendments to Rule 6-04.17 of Regulation S-X (balance sheet) remove the requirement to separately state the book basis components of net assets: undistributed (over-distribution of) net investment income (“UNII”), accumulated undistributed net realized gains (losses), and net unrealized appreciation (depreciation) at the balance sheet date. Instead, consistent with U.S. GAAP, funds will be required to disclose total distributable earnings. The amendments to Rule 6-09 of Regulation S-X (statement of changes in net assets) remove the requirement to separately state the sources of distributions paid. Instead, consistent with U.S. GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return of capital must be separately disclosed. The amendments also remove the requirement to parenthetically state the book basis amount of UNII on the statement of changes in net assets.

The requirements of Final Rule Release No. 33-10532 were effective November 5, 2018, and the Funds’ Statements of Assets and Liabilities and Statements of Changes in Net Assets for the current reporting period have been modified accordingly. In addition, certain amounts within each Fund’s Statement of Changes in Net Assets for the prior fiscal period have been modified to conform to Final Rule Release No. 33-10532.

The Funds’ distributions from the prior fiscal period are disclosed in the Statements of Changes in Net Assets.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of BMO Funds, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of BMO Low Volatility Equity Fund, BMO Dividend Income Fund, BMO Large-Cap Value Fund, BMO Large-Cap Growth Fund, BMO Mid-Cap Value Fund, BMO Mid-Cap Growth Fund, BMO Small-Cap Value Fund, BMO Small-Cap Core Fund, BMO Small-Cap Growth Fund, BMO Global Low Volatility Equity Fund, BMO Disciplined International Equity Fund, BMO Pyrford International Stock Fund, BMO LGM Emerging Markets Equity Fund, BMO Alternative Strategies Fund, BMO Global Long/Short Equity Fund, BMO Ultra Short Tax-Free Fund, BMO Short Tax-Free Fund, BMO Short-Term Income Fund, BMO Intermediate Tax-Free Fund, BMO Strategic Income Fund, BMO TCH Corporate Income Fund, BMO TCH Core Plus Bond Fund, BMO High Yield Bond Fund, BMO Government Money Market Fund, BMO Tax-Free Money Market Fund, BMO Prime Money Market Fund, and BMO Institutional Prime Money Market Fund (each a series of BMO Funds, Inc., collectively referred to as the Funds), including the schedules of investments, as of August 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2019 by correspondence with the custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more BMO Funds, Inc. investment companies since 2011.

Columbus, Ohio

October 28, 2019

Directors and Officers of the Funds (Unaudited)

The following tables provide information about each Director and Officer of the Funds as of August 31, 2019. The address of each Director is c/o BMO Funds, 111 East Kilbourn Avenue, Suite 200, Milwaukee, Wisconsin 53202. There are currently 33 separate portfolios or funds in the BMO Funds complex, of which 32 are registered as BMO Funds, Inc. and one is registered as BMO LGM Frontier Markets Equity Fund with the Securities and Exchange Commission. The Funds’ Statement of Additional Information includes additional information about the Directors and is available, without charge and upon request, by calling 1-800-236-FUND (3863).

INDEPENDENT DIRECTORS
Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Ridge A. Braunschweig Age: 66	Independent Director	Since October 2009	President and Chief Executive Officer, CPL Industries, Inc. (a manufacturing holding company prior to May 2009 and a family office since May 2009), since January 2012.	33	None

Benjamin M. Cutler Age: 74	Independent Director	Since July 2004	Chairman, USHEALTH Group, Inc. (a health insurance company), since 2004; CEO and President, USHEALTH Group, Inc., from 2004 to 2016; Director, Freedom from Hunger (a non-profit organization), since 2016.	33	None

John A. Lubs Age: 71	Independent Director	Since July 2004	Retired; formerly, Vice Chairman, Mason Companies, Inc. (a footwear distributor), from 2004 to 2010 and Chief Operating Officer, from 2003 to 2010.	33	None

Vincent P. Lyles Age: 58	Independent Director	Since September 2017	Vice President of Community Relations, Advocate Aurora Health Care, since 2019; President and Chief Executive Officer, Boys & Girls Clubs of Greater Milwaukee, from 2012 to 2018.	33	None

James Mitchell Age: 72	Independent Director	Since March 1999	Chairman, Ayrshire Precision Engineering (a precision machining company), since 1992; Chief Executive Officer, NOG, Inc. (a metal processing and consulting company), from 1999 to 2015.	33	None

Barbara J. Pope Age: 71	Independent Director	Since March 1999	Retired; formerly, President of Barbara J. Pope, P.C. (a financial consulting firm), 1992-2015; President of Sedgwick Street Fund LLC (a private investment partnership), 1996-2015; Tax Partner, Price Waterhouse.	33	None
* Each Director serves an indefinite term until he or she retires or otherwise resigns, is removed, dies or until his or her successor is duly elected. Retirement for a Director occurs no later than August 31 following his or her 75th birthday.

Directors and Officers of the Funds (Unaudited) (continued)

INTERESTED DIRECTORS
Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

John M. Blaser** Age: 62	Director and President	Since May 1999	Managing Director of the Adviser, since June 2012.	33	None

Daniela O’Leary - Gill** Age: 54	Director	Since August 2018	Chief Operating Officer of BMO Financial Group, since February 1, 2018; Director of the Adviser, since June 1, 2018; Head, Communications, Government & Investor Relations 2016-2018; Head, AML Program Oversight 2014-2016; SVP, Personal Banking & Chief CRA Officer 2011-2014.	33	None
* Each Director serves an indefinite term until he or she retires or otherwise resigns, is removed, dies or until his or her successor is duly elected. Retirement for a Director occurs no later than August 31 following his or her 75th birthday.
** Mr. Blaser is an “interested person” of the Corporation (as defined in the 1940 Act) due to the positions that he holds with the Corporation, and the
Adviser. Ms. O’Leary - Gill is an “interested person” of the Corporation due to the positions that she holds with the Adviser and BMO.

PRINCIPAL OFFICERS
Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Brett Black Age: 47	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Elected by the Board annually; since November 2017	Vice President and Chief Compliance Officer of BMO Harris Bank, since 2017; Assistant Vice President, Deputy Chief Compliance Officer, since 2014; Senior Compliance Officer of BMO Harris Bank, since 2012.

Timothy M. Bonin Age: 46	Vice President, Chief Financial Officer and Treasurer	Elected by the Board annually; since February 2006	Vice President of the Adviser, since February 2006.

Michael J. Murphy Age: 40	Secretary	Elected by the Board annually; since May 2016	Senior Counsel and Vice President of BMO Harris Bank N.A., since 2014; Associate, Vedder Price P.C., 2010 to 2014.

Shareholder Report Disclosure of Directors’ Approval of Continuation of Contracts (Unaudited)

Approval of Continuation of Advisory and Subadvisory Agreements

During the reporting period, the Board of Directors (the “Board”) of BMO Funds, Inc. (the “Corporation”), including the Directors who are not “interested persons” of the Corporation as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), met to discuss the advisory and subadvisory agreements, as applicable, of each portfolio of the Corporation included in this shareholder report (each, a “Fund” and collectively, the “Funds”). The Board approved the continuation of the following agreements, all for an additional year ending August 31, 2020 (except as noted): (1) the investment advisory agreement (the “Advisory Agreement”) between the Corporation and BMO Asset Management Corp. (the “Adviser”) on behalf of each Fund (for an additional year ending August 26, 2020 for BMO Disciplined Equity Fund and BMO Global Long/Short Equity Fund); (2) an investment subadvisory agreement with each of the following subadvisers that are affiliates of the Adviser: (i) Taplin, Canida & Habacht, LLC on behalf of BMO TCH Corporate Income Fund and BMO TCH Core Plus Bond Fund; (ii) LGM Investments Limited on behalf of BMO LGM Emerging Markets Equity Fund; (iii) Pyrford International Ltd. on behalf of BMO Pyrford International Stock Fund; and (iv) BMO Asset Management Limited on behalf of BMO Alternative Strategies Fund; and (3) an investment subadvisory agreement on behalf of BMO Alternative Strategies Fund with the following subadviser that is not affiliated with the Adviser: Graham Capital Management, L.P. The subadvisers listed above are referred to herein each as a “Subadviser” and collectively as the “Subadvisers.” The subadvisory agreements listed above are referred to herein each as a “Subadvisory Agreement” and collectively as the “Subadvisory Agreements.”

At Board meetings held on July 10, 2019 (“July Meeting”) and August 6-7, 2019 (“August Meeting”), the Board met with management of the Adviser regarding the annual approval of the continuation of the Funds’ Advisory and Subadvisory Agreements. In connection with its consideration of the Advisory and Subadvisory Agreements, the Board considered the information furnished and discussed throughout the year at regularly scheduled Board and Committee meetings, as applicable, and the information provided specifically in relation to the annual consideration of the approval of the Advisory Agreement and Subadvisory Agreements in response to requests of the Independent Directors and their independent legal counsel. Information furnished in connection with Board or Committee meetings throughout the year included, among other things, presentations given by the portfolio managers of the Funds on each Fund’s investment strategies, risks, absolute performance, and comparative performance of each Fund against its benchmark indices; reports regarding each Fund’s asset levels including sales and redemption activities; and various reports on the monitoring of the Funds’ compliance with the securities laws, regulations, policies, and procedures.

In preparation for the Board’s annual consideration of the approval of the Advisory and Subadvisory Agreements, the Board requested and received a wide variety of information and reports concerning the Adviser (and its affiliates) and the Subadvisers, including information on: (1) the nature, extent and quality of services provided to each Fund by the Adviser (and its affiliates) and the Subadvisers, as applicable; (2) the investment performance of each Fund as compared to a group of comparable funds; (3) the level of the advisory and subadvisory fees charged to each Fund as compared to: (a) other clients of the Adviser and the Subadvisers and (b) a group of comparable funds; (4) the expense ratios of each Fund as compared to a group of comparable funds; (5) the profitability of the Adviser and, to the extent made available, profitability of the Subadvisers; and (6) the Adviser’s and each Subadviser’s compliance program. The Board also considered information related to potential “fall out” or ancillary benefits enjoyed by the Adviser (and its affiliates) and each Subadviser as a result of their relationships with the Funds.

In addition to evaluating, among other things, the written information provided by the Adviser, the Board also considered the answers to questions posed by the Board to representatives of the Adviser at various meetings and took into account their accumulated experience in working with the Adviser on matters related to the Funds. The Independent Directors also met separately in executive sessions with their independent legal counsel to review and consider the information provided regarding the Advisory Agreement and the Subadvisory Agreements.

Based on their review, the Independent Directors and the full Board concluded that it was in the best interests of each Fund to approve the continuation of each Advisory and Subadvisory Agreement, as applicable. Although the Advisory Agreement and the Subadvisory Agreements for all of the Funds were considered at the same Board meeting, the Board considered each Fund separately. In their deliberations, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The material factors and conclusions that formed the basis for the Board’s determinations are discussed below.

Nature, Extent and Quality of Services

In evaluating the nature, extent, and quality of the services provided by the Adviser and each Subadviser to the Funds, the Board reviewed information describing the financial strength, experience, resources, and key personnel of the Adviser and each Subadviser, including the personnel who provide investment management services to the Funds. With respect to the Adviser, the Board considered the administrative services that are provided to each Fund, as well as other services performed by the Adviser, including the selection and monitoring of the Subadvisers, as applicable; monitoring of the execution of portfolio transactions; monitoring adherence to the Funds’ investment restrictions; monitoring the Funds’ compliance with their compliance policies and procedures and with applicable securities laws and regulations; producing shareholder reports; providing support services for the Board and Board committees; communicating with shareholders; and overseeing the activities of other service providers. The Board also considered the Adviser’s experience in providing investment advisory services to funds and the differentiation of the advisory services provided by the management team versus the portfolio management services provided by the Subadvisers, as applicable. With respect to each Subadviser, the Board noted each Subadviser’s experience in managing the strategies of its respective Fund and each Subadviser’s compliance program as it relates to the

Shareholder Report Disclosure of Directors’ Approval of Continuation of Contracts (Unaudited) (continued)

Fund. The Board considered the other services provided by the Subadvisers under the Subadvisory Agreements, including selecting broker-dealers for execution of portfolio transactions; monitoring adherence to the Fund’s investment restrictions; and assisting with portfolio compliance with securities laws, regulations, policies, and procedures.

Based upon this review, the Board concluded that the nature, quality, and extent of the services to be provided to each Fund by the Adviser and each Subadviser, as applicable, are expected to be satisfactory.

Review of Fund Performance

The Board reviewed the investment performance of each of the Funds. While consideration was given to performance reports provided in connection with, and discussions held at, regular Board meetings throughout the year, particular attention was given to the performance reports provided specifically in connection with the July and August Meetings. In particular, the Board noted the performance of each Fund relative to its Lipper Inc. (“Lipper”) peer universe. The Directors also considered updated performance information for each Fund relative to its benchmark and, as applicable, its Morningstar, Inc. (“Morningstar”) ratings.

With respect to each Fund’s performance as compared to its Lipper peer universe (“peer group”), the Board reviewed each Fund’s performance percentile rankings over the year-to-date and one-, three-, five-, and ten-year trailing periods (as applicable) through May 31, 2019, as provided by the Adviser. The Board considered that each Fund ranked in one of the top two quartiles for performance as compared to its peer group in at least half of the periods reviewed, except for the following Funds.

With respect to the BMO Mid-Cap Value Fund, the Board considered that its year-to-date one-year and ten-year performance was in the third quartile of its peer group, while its three and five-year performance was in the second quartile. The Board considered that the Fund was ranked three stars by Morningstar. The Board noted the Fund’s performance returns relative to its benchmark over various periods and considered the Adviser’s explanation for the recent underperformance of the Fund.

With respect to the BMO Mid-Cap Growth Fund, the Board considered that its year-to-date, one-year, five-year, and ten-year performance was in the fourth quartile of its peer group, while its three-year performance was in the second quartile. The Board considered that Class A and Class R6 shares of the Fund were ranked four stars by Morningstar. The Board noted the Fund’s performance returns relative to its benchmark over various periods. The Board considered that Fund management is closely monitoring the Fund and noted the Adviser’s explanation for the underperformance of the Fund.

With respect to the BMO Small-Cap Value Fund, the Board considered that its year-to-date, one-year, three-year, and five-year performance was in the fourth quartile of its peer group. The Board considered that the Fund was ranked three stars by Morningstar. The Board noted the Fund’s performance returns relative to its benchmark over various periods. The Board considered that Fund management is closely monitoring the Fund and noted the Adviser’s explanation for the underperformance of the Fund.

With respect to the BMO Small-Cap Core Fund, the Board considered that its year-to-date and one-year performance was in the fourth quartile of its peer group, its three-year performance was in the third quartile, and its five-year performance was in the second quartile. The Board considered that Class I shares of the Fund were ranked three stars by Morningstar. The Board noted the Fund’s performance returns relative to its benchmark over various periods. The Board considered that Fund management is closely monitoring the Fund and noted the Adviser’s explanation for the recent underperformance of the Fund.

With respect to the BMO Small-Cap Growth Fund, the Board considered that its year-to-date, one-year, three-year, five-year and ten-year performance was in the fourth quartile of its peer group. The Board noted the Fund’s performance returns relative to its benchmark over various periods. The Board considered that Fund management is closely monitoring the Fund and noted the Adviser’s explanation for the underperformance of the Fund.

With respect to the BMO Disciplined International Equity Fund, the Board considered its limited performance history and noted that its year-to-date, one-year, and three-year performance was in the fourth quartile of its peer group. The Board noted the Fund’s performance returns relative to its benchmark over various periods. The Board considered that Fund management is closely monitoring the Fund and noted the Adviser’s explanation for the underperformance of the Fund.

With respect to the BMO Global Long/Short Equity Fund, the Board considered its limited performance history and noted that its year-to-date and one-year performance was in the fourth quartile of its peer group and its three-year performance was in the third quartile. The Board considered that Class I shares of the Fund were ranked three stars by Morningstar. The Board noted the Fund’s performance returns relative to its benchmark over various periods. The Board considered that Fund management is closely monitoring the Fund and noted the Adviser’s explanation for the recent underperformance of the Fund.

With respect to the BMO Alternative Strategies Fund, the Board considered its limited performance history and noted that its year-to-date, one-year, and three-year performance was in the fourth quartile of its peer group. The Board noted the Fund’s performance returns relative to its benchmark over various periods and considered the Adviser’s explanation for the recent underperformance of the Fund. The Board noted that Fund management is closely monitoring the Fund and considered the Fund management changes that occurred over the last two years.

The Board determined that it was generally satisfied with each Fund’s performance and would continue to monitor each Fund’s performance results.

BMO Funds

Costs of Services Provided and Profits Realized by the Adviser and Subadvisers

The Board considered the fees payable by each Fund under the Advisory Agreement and each Subadvisory Agreement. The Board first reviewed the management fees charged to comparable accounts managed by the Adviser and the Subadvisers of each Fund, if any, taking into consideration differences in style, size, and services provided to such other accounts. The Board noted that, in some cases, the fees for certain accounts or average fees for certain investment strategies were lower than the fees charged to certain Funds with similar investment strategies. The Board considered the Adviser’s explanation that registered investment companies generally require additional advisory and administrative services than other clients due to the enhanced regulatory structure and legal requirements with which investment companies must comply. With respect to the Subadvisers, the Board also considered the affiliation of each Subadviser (if any) with the Adviser.

The Board next reviewed information provided by the Adviser, comparing each Fund’s contractual (gross) advisory fee to the median fee of its Morningstar peer category (“Morningstar peers”) or Strategic Insight’s Simfund peer category (“Simfund peers”). In addition, the Board reviewed information provided by the Adviser, comparing each Fund’s net expense ratio to the median net expense ratio of the comparable Morningstar peer group and Lipper peer group (“Lipper peers”). With respect to the Subadvisers, the Board considered the fees payable under the Subadvisory Agreements, noting that the fees would be paid by the Adviser (not the Fund). The Board also considered the division of services provided and fee split between the Adviser each Subadviser.

The Board considered that substantially all of the equity and fixed income Funds’ contractual advisory fees were lower than their Morningstar peers and all of the money market Funds’ contractual advisory fees were lower than or within ten basis points of their Simfund peers.

With respect to the BMO Alternative Strategies Fund, the Board considered that its contractual investment advisory fees were in the fourth quartile of its Morningstar peers and its net expense ratio was in the third quartile of its Morningstar peers. The Board noted that the Fund’s net expense ratio was above the median of its Lipper peers for Class I shares and Class A shares. The Board took into consideration the Adviser’s efforts to lower Fund expenses and the Fund’s relatively small peer group.

The Board considered that the Adviser has agreed to contractual expense limitations for the Funds (the “Expense Limitations”) and that the net expense ratios for the Funds take into account the effect of the Expense Limitations.

The Board considered the methodology used by the Adviser and each Subadviser in determining compensation payable to its portfolio managers and the competitive environment for investment management talent. The Board also considered the financial condition of the Adviser and certain of its affiliates and each Subadviser and particularly focused on the financial strength of the ultimate parent company of the Adviser and the parent company’s commitment, financial and otherwise, to the global asset management business and the Funds.

The Board reviewed profitability information it received from the Adviser in connection with the services provided to each Fund and the Corporation as a whole. The materials provided in this regard showed, and the Directors acknowledged, that the Adviser experienced positive net margins with respect to certain Funds and did not experience positive net margins with respect to other Funds. The Board also reviewed the comparative profitability information provided by the Adviser from Strategic Insight regarding other public investment advisory firms. The Board also reviewed and considered profitability information it received from each Subadviser, if provided, in connection with the services provided to each Fund.

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the Funds grow and whether the Funds’ fee levels reflect these economies of scale for the benefit of Fund shareholders. The Board considered each Fund’s fee structure, asset size, and net expense ratio giving effect to each Fund’s Expense Limitation. The Board was satisfied with the fee structures and also considered the Adviser’s commitment to continue to evaluate advisory fee breakpoints in the future.

Other Benefits to the Adviser and Subadvisers

The Board considered benefits that accrue to the Adviser and its affiliates from their relationships with the Funds, including revenue in the form of administration fees, custody fees, shareholder service fees, and securities lending revenue. In addition, the Board considered information relating to any soft dollar arrangements in connection with equity security brokerage transactions for the Funds and/or other clients. The Board noted that, other than the services provided by the Adviser and Subadvisers pursuant to the Advisory and Subadvisory Agreements and the related fees to be paid by each Fund, the Adviser and Subadvisers may potentially benefit from their relationship with each Fund in other ways. The Board also considered that the success of any Fund could attract other business to the Adviser and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.

The Board concluded that, taking into account all of the information reviewed, each Fund’s advisory and subadvisory fee was reasonable.

Overall Conclusions

Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory and Subadvisory Agreements are fair and reasonable and that the approval of the continuation of the Advisory Agreement and each Subadvisory Agreement is in the best interests of each applicable Fund.

NOTES

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectuses, which contain facts concerning each Fund’s objective and policies, management fees, expenses, and other information.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the Funds’ Statement of Additional Information, which is available on the Funds’ website at http://www.bmofunds.com and on the SEC’s website at http://www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC periodically. The schedule of portfolio holdings for the first and third quarter of the fiscal year for each Fund (other than the money market funds) is included as an exhibit on Form N-PORT. The schedule of portfolio holdings for the money market funds is filed monthly on Form N-MFP. Each Fund’s Form N-PORT or N-MFP is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the BMO Funds are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, BMO Harris Bank, NA, or any of its affiliates. Shares of the BMO Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1793

BMO Funds U.S. Services P.O. Box 55931 Boston, MA 02205-5931

Contact us 1-800-236-FUND (3863) 414-287-8555

Learn more bmofunds.com

BMO Investment Distributors, LLC, Distributor

BMO Asset Management Corp., Investment Adviser

Investment products are: NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE.

© 2019 BMO Financial Corp. (9/19)

BMO Funds	August 31, 2019

Annual report

Conservative Allocation Fund

Moderate Allocation Fund

Balanced Allocation Fund

Growth Allocation Fund

Aggressive Allocation Fund

Notification of electronic delivery of shareholder materials

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your broker/dealer, investment professional, or financial institution. Instead, the reports will be made available online at bmofunds.com/documents, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by calling 1-800-236-FUND (3863), by sending an email request to bmofundsus.services@bmo.com, or by asking your broker/dealer, investment professional, or financial institution.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call the Funds toll-free at 1-800-236-FUND (3863) or send an email request to bmofundsus.services@bmo.com. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Funds.

Not FDIC Insured	No Bank Guarantee	May Lose Value

Annual Report — Commentary	BMO Funds

Performance for the One-Year Period Ending August 31, 2019 (%)

	Retirement Class (R-6)	Lipper Mixed-Asset	Bloomberg Barclays U.S. Aggregate Bond Index	S&P 500 Index
BMO Conservative Allocation	5.51	4.44	10.17
BMO Moderate Allocation	3.63	3.53	10.17
BMO Balanced Allocation	1.48	-1.30		2.92
BMO Growth Allocation	-0.68	2.07		2.92
BMO Aggressive Allocation	-1.77	-0.85		2.92

The BMO Target Risk Funds mostly outperformed their Lipper peer group medians over the one-year period. Returns ranged from -1.77% for the Aggressive Allocation Fund (Retirement Class (R-6)) to 5.51% for the Conservative Allocation Fund (Retirement Class (R-6)). The disparity in relative performance was mostly due to the outperformance of bonds versus equities.

Fiscal year 2019 was defined by the reemergence of market volatility as geopolitical uncertainty, driven by U.S. trade policy and slowing global growth, led to multiple equity market sell-offs. This uncertain climate led to the first rate cut by the Federal Reserve since the global financial crisis. Despite souring sentiments, U.S. large-cap equities were still slightly positive with the S&P 500 returning 2.9% over the one year period. Performance diverged amongst market caps in the U.S. market as small caps lagged significantly, finishing down -12.9%. International developed equities finished down -2.6% as economic data continued to falter - especially in Germany - and the odds of a no deal Brexit increased. Emerging market equities were negative for the year as well returning -4.0%. Fixed income markets were the notable standout, with the 10-year treasury yield falling from 2.9% at the beginning of the fiscal year to 1.5% at the end. The Bloomberg Barclays U.S. Aggregate Bond Index finished up 10.2%, while U.S. corporate high yield and emerging market debt indicies finished up 6.6% and 13.1%, respectively.

Fixed income managers either underperformed or performed in line with benchmarks. BMO TCH Core Plus Bond was the largest detractor while Metropolitan West Total Return Bond performed in line with their core bond benchmark. TCW Emerging Markets Income slightly underperformed its benchmark. The alternatives allocation detracted value during the year as BMO Alternative Strategies underperformed bonds and equities.

Domestic equity strategies widely underperformed benchmarks. Large- and mid-cap managers struggled with BMO Large Cap Growth, BMO Large Cap Value, and Dodge & Cox Stock the largest detractors for the period. On the positive side, T. Rowe Price Growth Stock and BMO Low Volatility Equity beat their benchmarks. Domestic small-cap managers were mixed as Goldman Sachs Small Cap Value slightly outperformed, BMO Small Cap Value performed in line, and BMO Small Cap Growth largely underperformed their benchmarks.

International equity fund performance was slightly positive. MFS International Value added the most value, while BMO Pyrford International also outperformed its benchmark. BMO Disciplined International, Dodge & Cox International, and T. Rowe Price International Discovery were the main laggards. On the emerging markets side, BMO LGM Emerging Markets Equity underperformed the benchmark.

Looking forward, slowing global economic data and the U.S. and China trade conflict will continue to force central banks to ease monetary policy and drive swings in markets. Recession risks are rising; however, the U.S. consumer has been resilient. Going into the 2020 elections, we believe the Trump administration’s top priority will be to maintain economic momentum, which should lead to eventual easing in trade tensions. We believe the Federal Reserve is ready to continue cutting rates to offset weakness in manufacturing and to try to insulate the U.S. consumer, but the risk remains that further consumer focused tariffs are scheduled to go into effect in December.

Our portfolios are positioned for slightly positive risk with an overweight in U.S. large cap equities and a commensurate underweight to core bonds. Within equities we are overweight U.S. equities versus international developed. We believe U.S. equities should remain attractive due to a strong consumer and further monetary easing. Within fixed income we increased duration at the end of the year and are overweight high yield bonds versus emerging market debt.

2

Annual Report	BMO Funds

BMO Conservative Allocation Fund
Average annual total returns (%)			Ticker	Cusip	Inception date	Expenses (%)*
	1-year	Since inception
						Gross	Net
Investor Class (Y)	5.13	3.16	BDVYX	09658L299	5/30/2014	1.34	0.88
Institutional Class (I)	5.32	3.41	BDVIX	09658L331	5/30/2014	1.07	0.63
Retirement Class (R-3)	4.78	2.90	BDVRX	09658L323	5/30/2014	1.59	1.13
Retirement Class (R-6)	5.51	3.58	BDVSX	09658L315	5/30/2014	0.94	0.48
Bloomberg Barclays U.S. Aggregate Bond Index	10.17	3.36
Lipper Mixed-Asset Target Allocation Conservative Funds Index	4.44	3.68

Growth of an assumed $10,000 investment			Portfolio sector allocation**
			Sector				Fund (%)
			Large-Cap Funds				12.7
			Mid-Cap Funds				1.3
			Small-Cap Funds				1.1
			International Funds				6.2
			Fixed Income Funds				66.3
			Alternative Funds				10.4
			Other Assets & Liabilities, Net				2.0
			Total				100.0

BMO Moderate Allocation Fund
Average annual total returns (%)			Ticker	Cusip	Inception date	Expenses (%)*
	1-year	Since inception
						Gross	Net
Investor Class (Y)	3.15	3.94	BMBYX	09658L166	5/30/2014	1.18	0.88
Institutional Class (I)	3.42	4.23	BMBHX	09658L190	5/30/2014	0.94	0.63
Retirement Class (R-3)	2.94	3.70	BMBQX	09658L182	5/30/2014	1.43	1.13
Retirement Class (R-6)	3.63	4.38	BMBTX	09658L174	5/30/2014	0.78	0.48
Bloomberg Barclays U.S. Aggregate Bond Index	10.17	3.36
Lipper Mixed-Asset Target Allocation Moderate Funds Index	3.53	5.08

Growth of an assumed $10,000 investment			Portfolio sector allocation**
			Sector				Fund (%)
			Large-Cap Funds				25.0
			Mid-Cap Funds				2.5
			Small-Cap Funds				2.2
			International Funds				12.1
			Fixed Income Funds				48.7
			Alternative Funds				8.4
			Other Assets & Liabilities, Net				1.1
			Total				100.0

The above graphs relate to the Investor Class shares of the Fund. Performance for the Institutional, Retirement R-3 and Retirement R-6 will vary from the performance of the Investor Class shares shown above due to differences in charges and expenses. These graphs illustrate the hypothetical investment of $10,000 in the Investor Class shares of the Fund from each Fund’s inception date to August 31, 2019.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

*

The above expense ratios are from the Funds’ Prospectus dated December 28, 2018, and are inclusive of Acquired Fund Fees and Expenses. See Note 5, subsection Contractual Expense Limitation, in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2020 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

**

Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets as of August 31, 2019 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

The Standard & Poor’s 500 Index is an unmanaged index of large-cap common stocks.

Lipper indices measure the performance of the 30 largest mutual funds in each respective fund category.

3

Annual Report	BMO Funds

BMO Balanced Allocation Fund
Average annual total returns (%)			Ticker	Cusip	Inception date	Expenses (%)*
	1-year	Since inception
						Gross	Net
Investor Class (Y)	0.94	4.62	BGRYX	09658L216	5/30/2014	1.09	0.94
Institutional Class (I)	1.23	4.89	BGRHX	09658L240	5/30/2014	0.84	0.69
Retirement Class (R-3)	0.75	4.37	BGRRX	09658L232	5/30/2014	1.34	1.19
Retirement Class (R-6)	1.48	5.06	BGRQX	09658L224	5/30/2014	0.69	0.54
Standard & Poor’s 500 Index	2.92	10.55
Lipper Mixed-Asset Target Allocation Growth Funds Index	(1.30)	5.36

Growth of an assumed $10,000 investment			Portfolio sector allocation**
			Sector				Fund (%)
			Large-Cap Funds				36.7
			Mid-Cap Funds				3.6
			Small-Cap Funds				3.2
			International Funds				17.8
			Fixed Income Funds				30.7
			Alternative Funds				6.9
			Other Assets & Liabilities, Net				1.1
			Total				100.0

BMO Growth Allocation Fund
Average annual total returns (%)			Ticker	Cusip	Inception date	Expenses (%)*
	1-year	Since inception
						Gross	Net
Investor Class (Y)	(1.00)	5.32	BABYX	09658L380	5/30/2014	1.20	0.94
Institutional Class (I)	(0.88)	5.58	BABHX	09658L422	5/30/2014	0.95	0.69
Retirement Class (R-3)	(1.29)	5.07	BABRX	09658L414	5/30/2014	1.45	1.19
Retirement Class (R-6)	(0.68)	5.73	BABQX	09658L398	5/30/2014	0.81	0.54
Standard & Poor’s 500 Index	2.92	10.55
Lipper Mixed-Asset Target Allocation Aggressive Funds Index	2.07	6.59

Growth of an assumed $10,000 investment			Portfolio sector allocation**
			Sector				Fund (%)
			Large-Cap Funds				48.5
			Mid-Cap Funds				4.8
			Small-Cap Funds				4.2
			International Funds				23.5
			Fixed Income Funds				12.2
			Alternative Funds				5.6
			Other Assets & Liabilities, Net				1.2
			Total				100.0

The above graphs relate to the Investor Class shares of the Fund. Performance for the Institutional, Retirement R-3 and Retirement R-6 will vary from the performance of the Investor Class shares shown above due to differences in charges and expenses. These graphs illustrate the hypothetical investment of $10,000 in the Investor Class shares of the Fund from each Fund’s inception date to August 31, 2019.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

*

The above expense ratios are from the Funds’ Prospectus dated December 28, 2018, and are inclusive of Acquired Fund Fees and Expenses. See Note 5, subsection Contractual Expense Limitation, in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2020 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

**

Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets as of August 31, 2019 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

The Standard & Poor’s 500 Index is an unmanaged index of large-cap common stocks.

Lipper indices measure the performance of the 30 largest mutual funds in each respective fund category.

4

Annual Report	BMO Funds

BMO Aggressive Allocation Fund
Average annual total returns (%)			Ticker	Cusip	Inception date	Expenses (%)*
	1-year	Since inception
						Gross	Net
Investor Class (Y)	(2.10)	6.10	BDSYX	09658L257	5/30/2014	1.13	0.93
Institutional Class (I)	(1.79)	6.38	BDSHX	09658L281	5/30/2014	0.88	0.68
Retirement Class (R-3)	(2.47)	5.82	BDSRX	09658L273	5/30/2014	1.38	1.18
Retirement Class (R-6)	(1.77)	6.54	BDSQX	09658L265	5/30/2014	0.73	0.53
Standard & Poor’s 500 Index	2.92	10.55
Lipper Multi-Cap Core Funds Index	(0.85)	8.34

Growth of an assumed $10,000 investment			Portfolio sector allocation**
			Sector				Fund (%)
			Large-Cap Funds				58.9
			Mid-Cap Funds				5.8
			Small-Cap Funds				5.1
			International Funds				28.7
			Alternative Funds				0.5
			Other Assets & Liabilities, Net				1.0
			Total				100.0

The above graphs relate to the Investor Class shares of the Fund. Performance for the Institutional, Retirement R-3 and Retirement R-6 will vary from the performance of the Investor Class shares shown above due to differences in charges and expenses. These graphs illustrate the hypothetical investment of $10,000 in the Investor Class shares of the Fund from each Fund’s inception date to August 31, 2019.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

*

The above expense ratios are from the Funds’ Prospectus dated December 28, 2018, and are inclusive of Acquired Fund Fees and Expenses. See Note 5, subsection Contractual Expense Limitation, in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2020 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

**

Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets as of August 31, 2019 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

The Standard & Poor’s 500 Index is an unmanaged index of large-cap common stocks.

Lipper indices measure the performance of the 30 largest mutual funds in each respective fund category.

5

Expense Example (Unaudited)

For the Six Months Ended August 31, 2019

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended August 31, 2019 (3/1/19-8/31/19).

Actual Expenses

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual Expenses			Hypothetical Expenses
Fund	Beginning account value 3/1/19	Ending account value 8/31/19	Expenses paid during period 3/1/19- 8/31/19(1)	Ending account value 8/31/19	Expenses paid during period 3/1/19- 8/31/19(1)	Annualized Expense Ratio(1)
Conservative Allocation Fund
Investor	$1,000.00	$1,050.30	$1.71	$1,023.54	$1.68	0.33%
Institutional	1,000.00	1,050.90	0.41	1,024.80	0.41	0.08
Retirement class R-3	1,000.00	1,049.30	3.00	1,022.28	2.96	0.58
Retirement class R-6	1,000.00	1,052.90	0.00	1,025.21	0.00	0.00
Moderate Allocation Fund
Investor	1,000.00	1,041.00	1.54	1,023.69	1.53	0.30
Institutional	1,000.00	1,043.30	0.26	1,024.95	0.26	0.05
Retirement class R-3	1,000.00	1,041.00	2.83	1,022.43	2.80	0.55
Retirement class R-6	1,000.00	1,043.30	0.00	1,025.21	0.00	0.00
Balanced Allocation Fund
Investor	1,000.00	1,030.30	1.69	1,023.54	1.68	0.33
Institutional	1,000.00	1,031.60	0.41	1,024.80	0.41	0.08
Retirement class R-3	1,000.00	1,030.30	2.97	1,022.28	2.96	0.58
Retirement class R-6	1,000.00	1,034.00	0.00	1,025.21	0.00	0.00
Growth Allocation Fund
Investor	1,000.00	1,020.80	1.53	1,023.69	1.53	0.30
Institutional	1,000.00	1,020.80	0.25	1,024.95	0.26	0.05
Retirement class R-3	1,000.00	1,019.70	2.80	1,022.43	2.80	0.55
Retirement class R-6	1,000.00	1,021.90	0.00	1,025.21	0.00	0.00
Aggressive Allocation Fund
Investor	1,000.00	1,015.50	1.68	1,023.54	1.68	0.33
Institutional	1,000.00	1,016.70	0.41	1,024.80	0.41	0.08
Retirement class R-3	1,000.00	1,014.30	2.94	1,022.28	2.96	0.58
Retirement class R-6	1,000.00	1,017.90	0.00	1,025.21	0.00	0.00

(1)

Expenses are equal to the Funds’ annualized expense ratios for the period March 1, 2019 through August 31, 2019, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). These expenses and ratios are exclusive of acquired fund fees and expenses.

6

August 31, 2019

Schedules of Investments	BMO Funds

Conservative Allocation Fund

Description	Shares	Value
Mutual Funds — 98.0%

Large-Cap Funds — 12.7%
BMO Dividend Income Fund — Institutional Class (1)	20,925	$292,539
BMO Large-Cap Growth Fund — Class R6 (1)	40,864	743,735
BMO Large-Cap Value Fund — Class R6 (1)	63,418	872,627
BMO Low Volatility Equity Fund — Institutional Class (1)	29,925	475,209
Dodge & Cox Stock Fund — Retail Class	1,925	349,334
Harbor Capital Appreciation Fund — Retirement Class	3,961	294,520
T. Rowe Price Growth Stock Fund — Institutional Class	3,813	261,837
Vanguard Institutional Index Fund — Institutional Class	5,730	1,523,223

Total Large-Cap Funds		4,813,024

Mid-Cap Funds — 1.3%
BMO Mid-Cap Growth Fund — Class R6 (1)	9,054	137,532
BMO Mid-Cap Value Fund — Class R6 (1)	13,978	138,801
Vanguard Mid-Cap Index Fund — Institutional Class	4,399	198,286

Total Mid-Cap Funds		474,619

Small-Cap Funds — 1.1%
BMO Small-Cap Growth Fund — Institutional Class (1)	12,984	209,043
BMO Small-Cap Value Fund — Class R6 (1)	10,220	119,570
Goldman Sachs Small Cap Value Fund — Institutional Class	1,742	89,831

Total Small-Cap Funds		418,444

International Funds — 6.2%
BMO Disciplined International Equity Fund — Institutional Class (1)	39,637	397,559
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	15,805	234,221
BMO Pyrford International Stock Fund — Class R6 (1)	28,315	364,133
Dodge & Cox International Stock Fund — Retail Class	12,855	504,429
MFS International Value Fund — Class R6	10,980	477,315
T. Rowe Price International Discovery Fund — Institutional Class	4,248	263,110
Vanguard Emerging Markets Stock Index Fund — Admiral Class	3,147	105,686

Total International Funds		2,346,453

Fixed Income Funds — 66.3%
BMO TCH Core Plus Bond Fund — Institutional Class (1)	637,154	7,645,843
Metropolitan West Total Return Bond Fund — Plan Class	871,919	9,146,427
TCW Emerging Markets Income Fund — Institutional Class	332,334	2,774,993
Vanguard Total Bond Market Index Fund — Institutional Class	490,573	5,499,326

Total Fixed Income Funds		25,066,589

Description	Shares	Value
Mutual Funds (continued)

Alternative Funds — 10.4%
BMO Alternative Strategies Fund — Institutional Class (1) (2)	420,826	$3,922,099

Total Mutual Funds (identified cost $31,919,678)		37,041,228

Short-Term Investments — 0.8%

Mutual Funds — 0.8%
BMO Institutional Prime Money Market Fund — Premier Class, 2.097% (1)	290,884	290,913

Total Short-Term Investments — 0.8% (identified cost $290,855)		290,913

Total Investments — 98.8% (identified cost $32,210,533)		37,332,141
Other Assets and Liabilities — 1.2%		458,680

Total Net Assets — 100.0%		$37,790,821

Moderate Allocation Fund

Description	Shares	Value
Mutual Funds — 98.9%

Large-Cap Funds — 25.0%
BMO Dividend Income Fund — Institutional Class (1)	77,677	$1,085,928
BMO Large-Cap Growth Fund — Class R6 (1)	152,487	2,775,255
BMO Large-Cap Value Fund — Class R6 (1)	236,112	3,248,906
BMO Low Volatility Equity Fund — Institutional Class (1)	111,001	1,762,692
Dodge & Cox Stock Fund — Retail Class	7,161	1,299,506
Harbor Capital Appreciation Fund — Retirement Class	14,874	1,106,056
T. Rowe Price Growth Stock Fund — Institutional Class	14,328	983,912
Vanguard Institutional Index Fund — Institutional Class	21,495	5,714,393

Total Large-Cap Funds		17,976,648

Mid-Cap Funds — 2.5%
BMO Mid-Cap Growth Fund — Class R6 (1)	33,819	513,703
BMO Mid-Cap Value Fund — Class R6 (1)	52,014	516,503
Vanguard Mid-Cap Index Fund — Institutional Class	16,356	737,323

Total Mid-Cap Funds		1,767,529

Small-Cap Funds — 2.2%
BMO Small-Cap Growth Fund — Institutional Class (1)	49,165	791,550
BMO Small-Cap Value Fund — Class R6 (1)	37,847	442,812
Goldman Sachs Small Cap Value Fund — Institutional Class	6,480	334,129

Total Small-Cap Funds		1,568,491

International Funds — 12.1%
BMO Disciplined International Equity Fund — Institutional Class (1)	146,588	1,470,274
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	58,118	861,314

(See Notes which are an integral part of the Financial Statements)

7

August 31, 2019

Schedules of Investments

Moderate Allocation Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

International Funds (continued)
BMO Pyrford International Stock Fund — Class R6 (1)	104,895	$1,348,953
Dodge & Cox International Stock Fund — Retail Class	47,680	1,870,949
MFS International Value Fund — Class R6	40,816	1,774,275
T. Rowe Price International Discovery Fund — Institutional Class	15,843	981,322
Vanguard Emerging Markets Stock Index Fund — Admiral Class	11,665	391,722

Total International Funds		8,698,809

Fixed Income Funds — 48.7%
BMO TCH Core Plus Bond Fund — Institutional Class (1)	890,577	10,686,927
Metropolitan West Total Return Bond Fund — Plan Class	1,197,370	12,560,409
TCW Emerging Markets Income Fund — Institutional Class	457,167	3,817,341
Vanguard Total Bond Market Index Fund — Institutional Class	708,670	7,944,191

Total Fixed Income Funds		35,008,868

Alternative Funds — 8.4%
BMO Alternative Strategies Fund — Institutional Class (1) (2)	644,488	6,006,630

Total Mutual Funds (identified cost $58,304,547)		71,026,975

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 2.097% (1)	696,436	696,506

Total Short-Term Investments — 1.0% (identified cost $696,402)		696,506

Total Investments — 99.9% (identified cost $59,000,949)		71,723,481
Other Assets and Liabilities — 0.1%		97,330

Total Net Assets — 100.0%		$71,820,811

Balanced Allocation Fund

Description	Shares	Value
Mutual Funds — 98.9%

Large-Cap Funds — 36.7%
BMO Dividend Income Fund — Institutional Class (1)	432,830	$6,050,960
BMO Large-Cap Growth Fund — Class R6 (1)	852,391	15,513,513
BMO Large-Cap Value Fund — Class R6 (1)	1,318,584	18,143,713
BMO Low Volatility Equity Fund — Institutional Class (1)	619,663	9,840,258
Dodge & Cox Stock Fund — Retail Class	39,971	7,253,900
Harbor Capital Appreciation Fund — Retirement Class	83,103	6,179,546

Description	Shares	Value
Mutual Funds (continued)

Large-Cap Funds (continued)
T. Rowe Price Growth Stock Fund — Institutional Class	80,052	$5,497,146
Vanguard Institutional Index Fund — Institutional Class	119,806	31,850,590

Total Large-Cap Funds		100,329,626

Mid-Cap Funds — 3.6%
BMO Mid-Cap Growth Fund — Class R6 (1)	190,009	2,886,233
BMO Mid-Cap Value Fund — Class R6 (1)	292,243	2,901,971
Vanguard Mid-Cap Index Fund — Institutional Class	91,381	4,119,458

Total Mid-Cap Funds		9,907,662

Small-Cap Funds — 3.2%
BMO Small-Cap Growth Fund — Institutional Class (1)	274,178	4,414,268
BMO Small-Cap Value Fund — Class R6 (1)	212,146	2,482,108
Goldman Sachs Small Cap Value Fund — Institutional Class	36,395	1,876,527

Total Small-Cap Funds		8,772,903

International Funds — 17.8%
BMO Disciplined International Equity Fund — Institutional Class (1)	818,996	8,214,534
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	324,713	4,812,244
BMO Pyrford International Stock Fund — Class R6 (1)	586,058	7,536,704
Dodge & Cox International Stock Fund — Retail Class	265,773	10,428,936
MFS International Value Fund — Class R6	227,855	9,904,883
T. Rowe Price International Discovery Fund — Institutional Class	88,517	5,482,723
Vanguard Emerging Markets Stock Index Fund — Admiral Class	65,658	2,204,792

Total International Funds		48,584,816

Fixed Income Funds — 30.7%
BMO TCH Core Plus Bond Fund — Institutional Class (1)	1,986,327	23,835,921
Metropolitan West Total Return Bond Fund — Plan Class	2,762,510	28,978,730
TCW Emerging Markets Income Fund — Institutional Class	1,282,373	10,707,815
Vanguard Total Bond Market Index Fund — Institutional Class	1,825,029	20,458,570

Total Fixed Income Funds		83,981,036

Alternative Funds — 6.9%
BMO Alternative Strategies Fund — Institutional Class (1) (2)	2,040,465	19,017,134

Total Mutual Funds (identified cost $201,150,494)		270,593,177

(See Notes which are an integral part of the Financial Statements)

8

BMO Funds

Balanced Allocation Fund (continued)

Description	Shares	Value
Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 2.097% (1)	2,721,224	$2,721,496

Total Short-Term Investments — 1.0% (identified cost $2,720,974)		2,721,496

Total Investments — 99.9% (identified cost $203,871,468)		273,314,673
Other Assets and Liabilities — 0.1%		376,048

Total Net Assets — 100.0%		$273,690,721

Growth Allocation Fund

Description	Shares	Value
Mutual Funds — 98.8%

Large-Cap Funds — 48.5%
BMO Dividend Income Fund — Institutional Class (1)	238,256	$3,330,821
BMO Large-Cap Growth Fund — Class R6 (1)	469,246	8,540,272
BMO Large-Cap Value Fund — Class R6 (1)	725,819	9,987,271
BMO Low Volatility Equity Fund — Institutional Class (1)	341,233	5,418,771
Dodge & Cox Stock Fund — Retail Class	21,998	3,992,203
Harbor Capital Appreciation Fund — Retirement Class	45,799	3,405,618
T. Rowe Price Growth Stock Fund — Institutional Class	44,161	3,032,546
Vanguard Institutional Index Fund — Institutional Class	66,020	17,551,384

Total Large-Cap Funds		55,258,886

Mid-Cap Funds — 4.8%
BMO Mid-Cap Growth Fund — Class R6 (1)	104,322	1,584,650
BMO Mid-Cap Value Fund — Class R6 (1)	160,452	1,593,287
Vanguard Mid-Cap Index Fund — Institutional Class	50,532	2,277,982

Total Mid-Cap Funds		5,455,919

Small-Cap Funds — 4.2%
BMO Small-Cap Growth Fund — Institutional Class (1)	150,664	2,425,688
BMO Small-Cap Value Fund — Class R6 (1)	117,311	1,372,534
Goldman Sachs Small Cap Value Fund — Institutional Class	19,977	1,030,031

Total Small-Cap Funds		4,828,253

International Funds — 23.5%
BMO Disciplined International Equity Fund — Institutional Class (1)	450,639	4,519,910
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	180,080	2,668,786
BMO Pyrford International Stock Fund — Class R6 (1)	322,624	4,148,947
Dodge & Cox International Stock Fund — Retail Class	146,490	5,748,247

Description	Shares	Value
Mutual Funds (continued)

International Funds (continued)
MFS International Value Fund — Class R6	125,481	$5,454,661
T. Rowe Price International Discovery Fund — Institutional Class	48,645	3,013,099
Vanguard Emerging Markets Stock Index Fund — Admiral Class	36,083	1,211,658

Total International Funds		26,765,308

Fixed Income Funds — 12.2%
BMO TCH Core Plus Bond Fund — Institutional Class (1)	266,805	3,201,664
Metropolitan West Total Return Bond Fund — Plan Class	384,414	4,032,507
TCW Emerging Markets Income Fund — Institutional Class	281,419	2,349,850
Vanguard Total Bond Market Index Fund — Institutional Class	387,160	4,340,059

Total Fixed Income Funds		13,924,080

Alternative Funds — 5.6%
BMO Alternative Strategies Fund — Institutional Class (1) (2)	677,018	6,309,807

Total Mutual Funds (identified cost $81,711,544)		112,542,253

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 2.097% (1)	1,152,402	1,152,517

Total Short-Term Investments — 1.0% (identified cost $1,152,313)		1,152,517

Total Investments — 99.8% (identified cost $82,863,857)		113,694,770
Other Assets and Liabilities — 0.2%		189,089

Total Net Assets — 100.0%		$113,883,859

Aggressive Allocation Fund

Description	Shares	Value
Mutual Funds — 99.0%

Large-Cap Funds — 58.9%
BMO Dividend Income Fund — Institutional Class (1)	412,355	$5,764,728
BMO Large-Cap Growth Fund — Class R6 (1)	810,892	14,758,236
BMO Large-Cap Value Fund — Class R6 (1)	1,256,257	17,286,092
BMO Low Volatility Equity Fund — Institutional Class (1)	593,786	9,429,318
Dodge & Cox Stock Fund — Retail Class	38,086	6,911,929
Harbor Capital Appreciation Fund — Retirement Class	78,802	5,859,713
T. Rowe Price Growth Stock Fund — Institutional Class	76,180	5,231,272
Vanguard Institutional Index Fund — Institutional Class	114,106	30,335,003

Total Large-Cap Funds		95,576,291

(See Notes which are an integral part of the Financial Statements)

9

August 31, 2019

Schedules of Investments

Aggressive Allocation Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Mid-Cap Funds — 5.8%
BMO Mid-Cap Growth Fund — Class R6 (1)	180,129	$2,736,158
BMO Mid-Cap Value Fund — Class R6 (1)	278,065	2,761,184
Vanguard Mid-Cap Index Fund — Institutional Class	86,959	3,920,145

Total Mid-Cap Funds		9,417,487

Small-Cap Funds — 5.1%
BMO Small-Cap Growth Fund — Institutional Class (1)	259,008	4,170,031
BMO Small-Cap Value Fund — Class R6 (1)	200,505	2,345,901
Goldman Sachs Small Cap Value Fund — Institutional Class	34,574	1,782,653

Total Small-Cap Funds		8,298,585

International Funds — 28.7%
BMO Disciplined International Equity Fund — Institutional Class (1)	783,624	7,859,748
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	311,226	4,612,374
BMO Pyrford International Stock Fund — Class R6 (1)	561,169	7,216,629
Dodge & Cox International Stock Fund — Retail Class	255,028	10,007,297

Description	Shares	Value
Mutual Funds (continued)

International Funds (continued)
MFS International Value Fund — Class R6	217,492	$9,454,371
T. Rowe Price International Discovery Fund — Institutional Class	84,865	5,256,548
Vanguard Emerging Markets Stock Index Fund — Admiral Class	62,778	2,108,087

Total International Funds		46,515,054

Alternative Funds — 0.5%
BMO Alternative Strategies Fund — Institutional Class (1) (2)	86,770	808,700

Total Mutual Funds (identified cost $107,130,398)		160,616,117

Short-Term Investments — 0.8%

Mutual Funds — 0.8%
BMO Institutional Prime Money Market Fund — Premier Class, 2.097% (1)	1,351,667	1,351,802

Total Short-Term Investments — 0.8% (identified cost $1,351,796)		1,351,802

Total Investments — 99.8% (identified cost $108,482,194)		161,967,919
Other Assets and Liabilities — 0.2%		307,077

Total Net Assets — 100.0%		$162,274,996

Notes to Schedules of Investments

The categories of investments are shown as a percentage of total net assets for each Fund as of August 31, 2019.

(1)	Denotes an investment in an affiliated entity. Please refer to Note 5, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.
(2)	Non-income producing.

(See Notes which are an integral part of the Financial Statements)

10

August 31, 2019

Statements of Assets and Liabilities	BMO Funds

	Conservative Allocation Fund	Moderate Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Assets:
Investments in unaffiliated issuers, at value	$21,488,317	$39,515,528	$144,943,616	$57,439,845	$80,867,018
Cash sweep investments in affiliated issuers, at value	290,913	696,506	2,721,496	1,152,517	1,351,802
Investments in other affiliated issuers, at value	15,552,911	31,511,447	125,649,561	55,102,408	79,749,099
Dividends and interest receivable	65,862	93,488	228,960	39,858	2,773
Receivable for investments sold	110,125	—	—	—	418,617
Receivable for capital stock sold	288,108	98,755	159,559	161,101	49,343
Receivable from affiliates, net (Note 5)	13,577	16,444	9,455	19,525	11,070
Prepaid expenses and other receivables	40,104	40,241	41,060	40,578	40,577

Total assets	37,849,917	71,972,409	273,753,707	113,955,832	162,490,299

Liabilities:
Payable for investments purchased	27,104	—	—	—	151,286
Payable for capital stock redeemed	13,265	132,595	34,757	53,480	40,579
Other liabilities	18,727	19,003	28,229	18,493	23,438

Total liabilities	59,096	151,598	62,986	71,973	215,303

Total net assets	$37,790,821	$71,820,811	$273,690,721	$113,883,859	$162,274,996

Net assets consist of:
Paid-in capital	$31,532,629	$56,742,173	$185,870,648	$77,382,730	$98,678,076
Distributable earnings	6,258,192	15,078,638	87,820,073	36,501,129	63,596,920

Total net assets	$37,790,821	$71,820,811	$273,690,721	$113,883,859	$162,274,996

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares	$7.72	$9.13	$8.49	$9.33	$8.53
Institutional class of shares	8.05	9.16	8.50	9.32	8.53
Retirement class R-3 of shares	7.88	9.14	8.50	9.34	8.50
Retirement class R-6 of shares	7.76	9.16	8.52	9.34	8.54

Net assets:
Investor class of shares	$10,526,406	$3,485,631	$62,661,582	$5,883,071	$23,715,441
Institutional class of shares	564,316	6,997,007	37,231,728	13,389,590	12,095,364
Retirement class R-3 of shares	633,433	6,974,849	13,631,695	8,219,610	16,078,512
Retirement class R-6 of shares	26,066,666	54,363,324	160,165,716	86,391,588	110,385,679

Total net assets	$37,790,821	$71,820,811	$273,690,721	$113,883,859	$162,274,996

Shares outstanding:
Investor class of shares	1,363,532	381,706	7,376,470	630,655	2,781,090
Institutional class of shares	70,062	764,264	4,378,523	1,436,319	1,418,519
Retirement class R-3 of shares	80,343	763,225	1,603,707	880,513	1,890,644
Retirement class R-6 of shares	3,359,158	5,934,795	18,805,861	9,247,108	12,932,270

Total shares outstanding	4,873,095	7,843,990	32,164,561	12,194,595	19,022,523

Investments, at cost:
Investments in unaffiliated issuers	$18,486,043	$31,085,413	$97,049,105	$34,788,646	$42,839,928
Cash sweep investments in affiliated issuers	290,855	696,402	2,720,974	1,152,313	1,351,796
Investments in other affiliated issuers	13,433,635	27,219,134	104,101,389	46,922,898	64,290,470

Total investments, at cost	$32,210,533	$59,000,949	$203,871,468	$82,863,857	$108,482,194

(See Notes which are an integral part of the Financial Statements)

11

August 31, 2019

Statements of Operations	BMO Funds

	Conservative Allocation Fund	Moderate Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Investment Income:
Dividend income from:
Unaffiliated issuers	$625,597	$1,090,147	$3,912,585	$1,203,658	$1,754,331
Affiliated issuers	383,380	749,007	2,857,731	996,122	1,403,036
Excess expense reimbursement from investment adviser (Note 5)	17,146	56,361	120,764	84,621	78,798

Total income	1,026,123	1,895,515	6,891,080	2,284,401	3,236,165

Expenses:
Shareholder servicing fees (Note 5)	29,706	12,061	216,226	18,658	66,618
Administration fees (Note 5)	20,039	27,943	209,798	47,486	83,726
Portfolio accounting fees	27,872	31,028	57,787	34,145	39,302
Recordkeeping fees	37,738	37,630	40,599	37,937	39,242
Custodian fees (Note 5)	1,963	3,800	15,929	5,916	8,561
Registration fees	51,221	51,514	51,812	51,597	51,597
Professional fees	20,372	20,372	20,372	20,372	20,372
Printing and postage	11,698	12,810	13,505	11,571	14,652
Directors’ fees	15,349	15,349	15,349	15,349	15,349
Distribution services fees - Retirement class R-3 (Note 5)	4,243	36,899	82,409	46,942	79,722
Miscellaneous	5,256	5,847	13,773	6,755	7,958

Total expenses	225,457	255,253	737,559	296,728	427,099

Deduct:
Expense waivers (Note 5)	(180,794)	(196,769)	(325,736)	(214,837)	(235,914)

Net expenses	44,663	58,484	411,823	81,891	191,185

Net investment income	981,460	1,837,031	6,479,257	2,202,510	3,044,980

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	249,512	926,039	8,534,296	2,041,296	4,304,713
Investments in affiliated issuers	267,492	(305,290)	2,167,784	(377,018)	(593,997)
Net realized gain on capital gains distributions from:
Investments in unaffiliated issuers	111,201	453,045	2,473,211	1,247,103	1,969,046
Investments in affiliated issuers	348,241	1,553,808	8,225,472	4,092,561	7,002,858

Total net realized gain	976,446	2,627,602	21,400,763	7,003,942	12,682,620
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	709,505	(593,457)	(8,887,865)	(3,681,691)	(8,097,300)
Investments in affiliated issuers	(614,608)	(2,443,769)	(15,442,448)	(6,357,404)	(11,018,080)

Total net change in unrealized appreciation/depreciation	94,897	(3,037,226)	(24,330,313)	(10,039,095)	(19,115,380)

Net realized and unrealized gain (loss)	1,071,343	(409,624)	(2,929,550)	(3,035,153)	(6,432,760)

Change in net assets resulting from operations	$2,052,803	$1,427,407	$3,549,707	$(832,643)	$(3,387,780)

(See Notes which are an integral part of the Financial Statements)

12

Statements of Changes in Net Assets	BMO Funds

	Conservative Allocation Fund			Moderate Allocation Fund
	Year Ended August 31, 2019	Year Ended August 31, 2018		Year Ended August 31, 2019	Year Ended August 31, 2018
Change in net assets resulting from:

Operations:
Net investment income	$981,460	$1,016,989		$1,837,031	$1,997,551
Net realized gain on investments	976,446	4,784,296		2,627,602	6,773,470
Net change in unrealized appreciation/depreciation on investments	94,897	(4,580,014)		(3,037,226)	(3,766,825)

Change in net assets resulting from operations	2,052,803	1,221,271		1,427,407	5,004,196

Distributions to shareholders:
Investor class of shares	(1,832,308)	(2,226,207	)(1)	(498,960)	(507,983	)(3)
Institutional class of shares	(80,131)	(161,066	)(1)	(652,823)	(330,580	)(3)
Retirement class R-3 of shares	(138,410)	(129,410	)(1)	(807,355)	(835,913	)(3)
Retirement class R-6 of shares	(3,516,104)	(4,482,536	)(1)	(6,601,234)	(5,493,805	)(1)

Change in net assets resulting from distributions to shareholders	(5,566,953)	(6,999,219)		(8,560,372)	(7,168,281)

Capital stock transactions:
Proceeds from sale of shares	12,833,774	9,067,886		21,406,373	14,875,830
Net asset value of shares issued to shareholders in payment of distributions declared	5,566,953	6,999,219		8,560,371	7,168,281
Cost of shares redeemed	(14,610,744)	(46,708,558)		(32,977,344)	(49,075,766)

Change in net assets resulting from capital stock transactions	3,789,983	(30,641,453)		(3,010,600)	(27,031,655)

Change in net assets	275,833	(36,419,401)		(10,143,565)	(29,195,740)

Net assets:
Beginning of period	37,514,988	73,934,389		81,964,376	111,160,116

End of period	$37,790,821	$37,514,988	(2)	$71,820,811	$81,964,376	(2)

(1)

The following information was previously reported in the August 31, 2018 financial statements. The distribution information for the year ended August 31, 2018 presented on the Statements of Changes in Net Assets is presented for comparative purposes to the August 31, 2019 financial statements, which conform to the SEC Final Rule on Disclosure Update and Simplification which was effective November 5, 2018. Distributions to shareholders from net investment income and net realized gain on investments for the year ended August 31, 2018, were as follows:

	Conservative Allocation Fund	Moderate Allocation Fund
Distributions to shareholders from net investment income:
Investor class of shares	$(582,115)	$(148,319)
Institutional class of shares	(16,401)	(102,870)
Retirement class R-3 of shares	(19,493)	(227,674)
Retirement class R-6 of shares	(1,264,591)	(1,874,292)

Distributions to shareholders from net realized gain on investments:
Investor class of shares	(1,644,092)	(359,664)
Institutional class of shares	(144,665)	(227,710)
Retirement class R-3 of shares	(109,917)	(608,239)
Retirement class R-6 of shares	(3,217,945)	(3,619,513)

(2)

The following information was previously reported in the August 31, 2018 financial statements. Undistributed net investment income included in net assets at end of period for the year ended August 31, 2018 was $543,197 and $1,074,455 for Conservative Allocation Fund and Moderate Allocation Fund, respectively.

(See Notes which are an integral part of the Financial Statements)

13

Statements of Changes in Net Assets	BMO Funds

	Balanced Allocation Fund			Growth Allocation Fund			Aggressive Allocation Fund
	Year Ended August 31, 2019	Year Ended August 31, 2018		Year Ended August 31, 2019	Year Ended August 31, 2018		Year Ended August 31, 2019	Year Ended August 31, 2018
Change in net assets resulting from:

Operations:
Net investment income	$6,479,257	$5,881,606		$2,202,510	$1,856,974		$3,044,980	$2,334,738
Net realized gain on investments	21,400,763	25,719,914		7,003,942	10,176,852		12,682,620	16,137,603
Net change in unrealized appreciation/depreciation on investments	(24,330,313)	(2,844,819)		(10,039,095)	1,888,866		(19,115,380)	5,693,932

Change in net assets resulting from operations	3,549,707	28,756,701		(832,643)	13,922,692		(3,387,780)	24,166,273

Distributions to shareholders:
Investor class of shares	(8,967,196)	(9,914,908	)(1)	(690,676)	(1,164,273	)(1)	(3,116,691)	(4,758,561	)(1)
Institutional class of shares	(3,335,219)	(4,372,016	)(1)	(1,735,406)	(650,895	)(1)	(1,541,577)	(1,722,650	)(1)
Retirement class R-3 of shares	(1,767,800)	(2,022,307	)(1)	(976,684)	(1,259,889	)(1)	(1,805,967)	(2,052,160	)(1)
Retirement class R-6 of shares	(17,482,928)	(20,648,922	)(1)	(8,566,608)	(6,735,393	)(1)	(13,423,510)	(14,467,294	)(1)

Change in net assets resulting from distributions to shareholders	(31,553,143)	(36,958,153)		(11,969,374)	(9,810,450)		(19,887,745)	(23,000,665)

Capital stock transactions:
Proceeds from sale of shares	54,213,225	47,232,899		26,450,385	23,670,844		26,760,381	24,497,608
Net asset value of shares issued to shareholders in payment of distributions declared	31,544,597	36,944,164		11,969,373	9,810,450		19,878,744	23,000,665
Cost of shares redeemed	(129,776,859)	(101,939,289)		(34,353,214)	(43,963,867)		(40,818,080)	(44,328,338)

Change in net assets resulting from capital stock transactions	(44,019,037)	(17,762,226)		4,066,544	(10,482,573)		5,821,045	3,169,935

Change in net assets	(72,022,473)	(25,963,678)		(8,735,473)	(6,370,331)		(17,454,480)	4,335,543

Net assets:
Beginning of period	345,713,194	371,676,872		122,619,332	128,989,663		179,729,476	175,393,933

End of period	$273,690,721	$345,713,194	(2)	$113,883,859	$122,619,332	(2)	$162,274,996	$179,729,476	(2)

(1)

The following information was previously reported in the August 31, 2018 financial statements. The distribution information for the year ended August 31, 2018 presented on the Statements of Changes in Net Assets is presented for comparative purposes to the August 31, 2019 financial statements, which conform to the SEC Final Rule on Disclosure Update and Simplification which was effective November 5, 2018. Distributions to shareholders from net investment income and net realized gain on investments for the year ended August 31, 2018, were as follows:

	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Distributions to shareholders from net investment income:
Investor class of shares	$(1,792,384)	$(276,000)	$(671,533)
Institutional class of shares	(860,496)	(173,710)	(266,766)
Retirement class R-3 of shares	(304,632)	(266,254)	(248,785)
Retirement class R-6 of shares	(4,398,480)	(1,905,407)	(2,439,933)

Distributions to shareholders from net realized gain on investments:
Investor class of shares	(8,122,524)	(888,273)	(4,087,028)
Institutional class of shares	(3,511,520)	(477,185)	(1,455,884)
Retirement class R-3 of shares	(1,717,675)	(993,635)	(1,803,375)
Retirement class R-6 of shares	(16,250,442)	(4,829,986)	(12,027,361)

(2)

The following information was previously reported in the August 31, 2018 financial statements. Undistributed net investment income included in net assets at end of period for the year ended August 31, 2018 was $2,845,915, $687,893, and $727,704 for Balanced Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund, respectively.

(See Notes which are an integral part of the Financial Statements)

14

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income		Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)	Ratios to Average Net Assets
											Gross Expenses	Net Expenses (2)	Net investment income (2)	Net assets, end of period (000 omitted)	Portfolio turnover rate
Conservative Allocation Fund
2019	$8.67	$0.18	(3)	$0.14	$0.32	$(0.22)	$(1.05)	$(1.27)	$7.72	5.13%	0.85%	0.33%	2.36%	$10,526	50%
2018	10.02	0.21		(0.03)	0.18	(0.40)	(1.13)	(1.53)	8.67	1.79	0.79	0.33	1.99	13,395	29
2017	9.80	0.18		0.28	0.46	(0.24)	(0.00)	(0.24)	10.02	4.83	0.58	0.33	1.55	15,531	40
2016	9.76	0.25		0.21	0.46	(0.23)	(0.19)	(0.42)	9.80	4.98	0.56	0.33	2.23	17,919	31
2015	10.14	0.20		(0.34)	(0.14)	(0.16)	(0.08)	(0.24)	9.76	(1.37)	0.57	0.33	1.97	23,598	39
Moderate Allocation Fund
2019	9.92	0.19	(3)	0.02	0.21	(0.26)	(0.74)	(1.00)	9.13	3.15	0.64	0.30	2.05	3,486	57
2018	10.08	0.18		0.31	0.49	(0.19)	(0.46)	(0.65)	9.92	4.94	0.60	0.30	1.69	7,126	31
2017	9.72	0.17		0.55	0.72	(0.22)	(0.14)	(0.36)	10.08	7.59	0.58	0.30	1.43	7,777	39
2016	9.78	0.24		0.23	0.47	(0.20)	(0.33)	(0.53)	9.72	5.13	0.56	0.30	1.92	13,119	38
2015	10.20	0.17		(0.36)	(0.19)	(0.17)	(0.06)	(0.23)	9.78	(1.89)	0.57	0.30	1.72	22,595	30
Balanced Allocation Fund
2019	9.41	0.23		(0.25)	(0.02)	(0.21)	(0.69)	(0.90)	8.49	0.94	0.47	0.33	1.87	62,662	52
2018	9.65	0.15		0.60	0.75	(0.18)	(0.81)	(0.99)	9.41	8.06	0.48	0.33	1.39	98,453	29
2017	9.42	0.13		0.79	0.92	(0.18)	(0.51)	(0.69)	9.65	10.33	0.48	0.33	1.19	101,517	35
2016	9.78	0.15		0.32	0.47	(0.17)	(0.66)	(0.83)	9.42	5.23	0.47	0.33	1.54	110,814	33
2015	10.26	0.15		(0.39)	(0.24)	(0.17)	(0.07)	(0.24)	9.78	(2.41)	0.47	0.33	1.38	157,207	29
Growth Allocation Fund
2019	10.58	0.15	(3)	(0.39)	(0.24)	(0.22)	(0.79)	(1.01)	9.33	(1.00)	0.56	0.30	1.63	5,883	44
2018	10.23	0.13		0.98	1.11	(0.18)	(0.58)	(0.76)	10.58	11.15	0.56	0.30	1.18	13,887	32
2017	9.57	0.10		1.11	1.21	(0.12)	(0.43)	(0.55)	10.23	13.27	0.57	0.30	1.10	16,758	42
2016	9.82	0.12		0.37	0.49	(0.16)	(0.58)	(0.74)	9.57	5.28	0.56	0.30	1.22	24,691	38
2015	10.31	0.11		(0.41)	(0.30)	(0.16)	(0.03)	(0.19)	9.82	(2.95)	0.57	0.30	1.10	43,023	20
Aggressive Allocation Fund
2019	10.01	0.24		(0.61)	(0.37)	(0.21)	(0.90)	(1.11)	8.53	(2.10)	0.52	0.33	1.59	23,715	47
2018	10.01	0.12		1.20	1.32	(0.19)	(1.13)	(1.32)	10.01	13.90	0.53	0.33	1.06	34,898	27
2017	9.56	0.11		1.27	1.38	(0.10)	(0.83)	(0.93)	10.01	15.60	0.53	0.33	1.03	37,632	33
2016	9.85	0.10		0.38	0.48	(0.13)	(0.64)	(0.77)	9.56	5.14	0.52	0.33	1.04	52,260	33
2015	10.36	0.12		(0.41)	(0.29)	(0.18)	(0.04)	(0.22)	9.85	(2.79)	0.53	0.34	0.73	83,064	44

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(3)	Calculated using the average shares method.

(See Notes which are an integral part of the Financial Statements)

15

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income		Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)	Ratios to Average Net Assets
											Gross Expenses	Net Expenses (2)	Net investment income (2)	Net assets, end of period (000 omitted)	Portfolio turnover rate
Conservative Allocation Fund
2019	$8.97	$0.21	(3)	$0.14	$0.35	$(0.22)	$(1.05)	$(1.27)	$8.05	5.32%	0.60%	0.08%	2.57%	$564	50%
2018	10.02	3.41		(3.20)	0.21	(0.13)	(1.13)	(1.26)	8.97	2.11	0.52	0.08	1.10	1,416	29
2017	9.81	0.18		0.30	0.48	(0.27)	(0.00)	(0.27)	10.02	5.07	0.33	0.08	1.78	26,464	40
2016	9.77	0.24		0.25	0.49	(0.26)	(0.19)	(0.45)	9.81	5.29	0.31	0.08	2.46	29,479	31
2015	10.15	0.23		(0.35)	(0.12)	(0.17)	(0.09)	(0.26)	9.77	(1.22)	0.32	0.08	2.23	29,104	39
Moderate Allocation Fund
2019	9.94	0.21	(3)	0.02	0.23	(0.27)	(0.74)	(1.01)	9.16	3.42	0.39	0.05	2.27	6,997	57
2018	10.08	0.28		0.25	0.53	(0.21)	(0.46)	(0.67)	9.94	5.33	0.36	0.05	1.68	5,888	31
2017	9.73	0.17		0.57	0.74	(0.25)	(0.14)	(0.39)	10.08	7.82	0.33	0.05	1.66	9,375	39
2016	9.79	0.23		0.28	0.51	(0.24)	(0.33)	(0.57)	9.73	5.50	0.31	0.05	2.15	11,990	38
2015	10.21	0.21		(0.38)	(0.17)	(0.18)	(0.07)	(0.25)	9.79	(1.75)	0.32	0.05	1.95	16,112	30
Balanced Allocation Fund
2019	9.42	0.26		(0.26)	—	(0.23)	(0.69)	(0.92)	8.50	1.23	0.22	0.08	1.99	37,232	52
2018	9.66	0.19		0.58	0.77	(0.20)	(0.81)	(1.01)	9.42	8.27	0.23	0.08	1.61	47,597	29
2017	9.43	0.13		0.81	0.94	(0.20)	(0.51)	(0.71)	9.66	10.67	0.23	0.08	1.42	52,821	35
2016	9.79	0.17		0.33	0.50	(0.20)	(0.66)	(0.86)	9.43	5.54	0.22	0.08	1.73	74,515	33
2015	10.26	0.17		(0.39)	(0.22)	(0.19)	(0.06)	(0.25)	9.79	(2.17)	0.22	0.08	1.59	81,475	29
Growth Allocation Fund
2019	10.59	0.18	(3)	(0.42)	(0.24)	(0.24)	(0.79)	(1.03)	9.32	(0.88)	0.31	0.05	1.96	13,390	44
2018	10.23	0.15		1.00	1.15	(0.21)	(0.58)	(0.79)	10.59	11.59	0.31	0.05	1.42	11,441	32
2017	9.58	0.09		1.14	1.23	(0.15)	(0.43)	(0.58)	10.23	13.51	0.32	0.05	1.15	8,969	42
2016	9.84	0.14		0.37	0.51	(0.19)	(0.58)	(0.77)	9.58	5.50	0.31	0.05	1.48	9,696	38
2015	10.32	0.15		(0.42)	(0.27)	(0.18)	(0.03)	(0.21)	9.84	(2.72)	0.32	0.05	1.32	15,252	20
Aggressive Allocation Fund
2019	10.01	0.26		(0.61)	(0.35)	(0.23)	(0.90)	(1.13)	8.53	(1.79)	0.27	0.08	1.79	12,095	47
2018	10.00	0.15		1.20	1.35	(0.21)	(1.13)	(1.34)	10.01	14.26	0.28	0.08	1.23	15,878	27
2017	9.57	0.14		1.25	1.39	(0.13)	(0.83)	(0.96)	10.00	15.79	0.28	0.08	1.29	14,685	33
2016	9.87	0.11		0.39	0.50	(0.16)	(0.64)	(0.80)	9.57	5.41	0.27	0.08	1.31	24,026	33
2015	10.37	0.14		(0.40)	(0.26)	(0.19)	(0.05)	(0.24)	9.87	(2.55)	0.28	0.09	1.06	31,770	44

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(3)	Calculated using the average shares method.

(See Notes which are an integral part of the Financial Statements)

16

Financial Highlights—Retirement Class R-3 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income		Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)	Ratios to Average Net Assets
											Gross Expenses	Net Expenses (2)	Net investment income (2)	Net assets, end of period (000 omitted)	Portfolio turnover rate
Conservative Allocation Fund
2019	$8.84	$0.17	(3)	$0.13	$0.30	$(0.21)	$(1.05)	$(1.26)	$7.88	4.78%	1.10%	0.58%	2.14%	$633	50%
2018	10.01	0.52		(0.36)	0.16	(0.20)	(1.13)	(1.33)	8.84	1.58	1.04	0.58	1.41	956	29
2017	9.80	0.13		0.30	0.43	(0.22)	(0.00)	(0.22)	10.01	4.52	0.83	0.58	1.34	3,012	40
2016	9.74	0.21		0.24	0.45	(0.20)	(0.19)	(0.39)	9.80	4.82	0.81	0.58	1.97	6,802	31
2015	10.14	0.20		(0.37)	(0.17)	(0.15)	(0.08)	(0.23)	9.74	(1.72)	0.82	0.58	1.74	7,624	39
Moderate Allocation Fund
2019	9.91	0.17	(3)	0.02	0.19	(0.22)	(0.74)	(0.96)	9.14	2.94	0.89	0.55	1.89	6,975	57
2018	10.08	0.20		0.26	0.46	(0.17)	(0.46)	(0.63)	9.91	4.65	0.85	0.55	1.43	8,095	31
2017	9.72	0.11		0.58	0.69	(0.19)	(0.14)	(0.33)	10.08	7.37	0.83	0.55	1.10	13,725	39
2016	9.76	0.26		0.19	0.45	(0.16)	(0.33)	(0.49)	9.72	4.90	0.81	0.55	1.65	12,695	38
2015	10.20	0.15		(0.37)	(0.22)	(0.16)	(0.06)	(0.22)	9.76	(2.23)	0.82	0.55	1.45	22,279	30
Balanced Allocation Fund
2019	9.41	0.21		(0.24)	(0.03)	(0.19)	(0.69)	(0.88)	8.50	0.75	0.72	0.58	1.73	13,632	52
2018	9.64	0.13		0.59	0.72	(0.14)	(0.81)	(0.95)	9.41	7.77	0.73	0.58	1.16	19,213	29
2017	9.40	0.09		0.80	0.89	(0.14)	(0.51)	(0.65)	9.64	10.11	0.73	0.58	0.92	23,649	35
2016	9.76	0.13		0.31	0.44	(0.14)	(0.66)	(0.80)	9.40	4.94	0.72	0.58	1.28	29,095	33
2015	10.25	0.12		(0.38)	(0.26)	(0.16)	(0.07)	(0.23)	9.76	(2.64)	0.72	0.58	1.15	38,677	29
Growth Allocation Fund
2019	10.58	0.15	(3)	(0.42)	(0.27)	(0.18)	(0.79)	(0.97)	9.34	(1.29)	0.81	0.55	1.59	8,220	44
2018	10.22	0.10		0.99	1.09	(0.15)	(0.58)	(0.73)	10.58	11.00	0.81	0.55	0.91	15,107	32
2017	9.55	0.10		1.08	1.18	(0.08)	(0.43)	(0.51)	10.22	12.96	0.82	0.55	0.85	18,846	42
2016	9.81	0.09		0.37	0.46	(0.14)	(0.58)	(0.72)	9.55	4.95	0.81	0.55	0.91	25,876	38
2015	10.30	0.09		(0.40)	(0.31)	(0.15)	(0.03)	(0.18)	9.81	(3.10)	0.82	0.55	0.83	28,903	20
Aggressive Allocation Fund
2019	9.99	0.20		(0.60)	(0.40)	(0.19)	(0.90)	(1.09)	8.50	(2.47)	0.77	0.58	1.29	16,079	47
2018	9.98	0.10		1.20	1.30	(0.16)	(1.13)	(1.29)	9.99	13.70	0.78	0.58	0.79	16,950	27
2017	9.55	0.06		1.29	1.35	(0.09)	(0.83)	(0.92)	9.98	15.24	0.78	0.58	0.63	17,152	33
2016	9.84	0.07		0.38	0.45	(0.10)	(0.64)	(0.74)	9.55	4.87	0.77	0.58	0.77	19,395	33
2015	10.35	0.10		(0.40)	(0.30)	(0.17)	(0.04)	(0.21)	9.84	(2.94)	0.78	0.59	0.48	22,578	44

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(3)	Calculated using the average shares method.

(See Notes which are an integral part of the Financial Statements)

17

Financial Highlights—Retirement Class R-6 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income		Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)	Ratios to Average Net Assets
											Gross Expenses	Net Expenses (2)(3)	Net investment income (2)	Net assets, end of period (000 omitted)	Portfolio turnover rate
Conservative Allocation Fund
2019	$8.68	$0.21	(4)	$0.14	$0.35	$(0.22)	$(1.05)	$(1.27)	$7.76	5.51%	0.45%	0.00%	2.72%	$26,067	50%
2018	10.03	0.21		0.01	0.22	(0.44)	(1.13)	(1.57)	8.68	2.28	0.39	0.00	2.42	21,748	29
2017	9.82	0.27		0.23	0.50	(0.29)	(0.00)	(0.29)	10.03	5.22	0.18	0.00	1.96	28,927	40
2016	9.79	0.25		0.24	0.49	(0.27)	(0.19)	(0.46)	9.82	5.34	0.16	0.00	2.61	88,818	31
2015	10.15	0.25		(0.34)	(0.09)	(0.19)	(0.08)	(0.27)	9.79	(0.94)	0.17	0.00	2.38	86,637	39
Moderate Allocation Fund
2019	9.92	0.23	(4)	0.02	0.25	(0.27)	(0.74)	(1.01)	9.16	3.63	0.24	0.00	2.58	54,363	57
2018	10.09	0.22		0.31	0.53	(0.24)	(0.46)	(0.70)	9.92	5.33	0.20	0.00	2.12	60,855	31
2017	9.74	0.21		0.54	0.75	(0.26)	(0.14)	(0.40)	10.09	8.02	0.18	0.00	1.83	80,283	39
2016	9.80	0.22		0.30	0.52	(0.25)	(0.33)	(0.58)	9.74	5.67	0.16	0.00	2.27	101,327	38
2015	10.21	0.21		(0.37)	(0.16)	(0.19)	(0.06)	(0.25)	9.80	(1.56)	0.17	0.00	2.11	93,206	30
Balanced Allocation Fund
2019	9.42	0.25		(0.23)	0.02	(0.23)	(0.69)	(0.92)	8.52	1.48	0.07	0.00	2.23	160,166	52
2018	9.66	0.18		0.61	0.79	(0.22)	(0.81)	(1.03)	9.42	8.51	0.08	0.00	1.82	180,451	29
2017	9.44	0.19		0.76	0.95	(0.22)	(0.51)	(0.73)	9.66	10.73	0.08	0.00	1.67	193,690	35
2016	9.80	0.18		0.33	0.51	(0.21)	(0.66)	(0.87)	9.44	5.70	0.07	0.00	1.87	252,982	33
2015	10.27	0.18		(0.39)	(0.21)	(0.19)	(0.07)	(0.26)	9.80	(2.08)	0.07	0.00	1.78	247,496	29
Growth Allocation Fund
2019	10.59	0.18	(4)	(0.40)	(0.22)	(0.24)	(0.79)	(1.03)	9.34	(0.68)	0.16	0.00	1.94	86,392	44
2018	10.24	0.17		0.99	1.16	(0.23)	(0.58)	(0.81)	10.59	11.66	0.17	0.00	1.59	82,185	32
2017	9.59	0.16		1.09	1.25	(0.17)	(0.43)	(0.60)	10.24	13.69	0.17	0.00	1.49	84,417	42
2016	9.85	0.15		0.37	0.52	(0.20)	(0.58)	(0.78)	9.59	5.67	0.16	0.00	1.51	79,852	38
2015	10.32	0.16		(0.41)	(0.25)	(0.19)	(0.03)	(0.22)	9.85	(2.52)	0.17	0.00	1.47	67,727	20
Aggressive Allocation Fund
2019	10.02	0.25		(0.60)	(0.35)	(0.23)	(0.90)	(1.13)	8.54	(1.77)	0.12	0.00	1.94	110,386	47
2018	10.01	0.16		1.21	1.37	(0.23)	(1.13)	(1.36)	10.02	14.51	0.13	0.00	1.47	112,003	27
2017	9.58	0.15		1.26	1.41	(0.15)	(0.83)	(0.98)	10.01	16.00	0.13	0.00	1.43	105,925	33
2016	9.88	0.14		0.38	0.52	(0.18)	(0.64)	(0.82)	9.58	5.58	0.12	0.00	1.38	123,203	33
2015	10.37	0.17		(0.41)	(0.24)	(0.21)	(0.04)	(0.25)	9.88	(2.37)	0.12	0.00	1.12	113,933	44

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(3)	Please refer to Note 5, subsection Investment Adviser Fee and Other Transactions with Affiliates, in the Notes to Financial Statements.
(4)	Calculated using the average shares method.

(See Notes which are an integral part of the Financial Statements)

18

August 31, 2019

Notes to Financial Statements	BMO Funds

1.	Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of August 31, 2019, the Corporation consisted of 32 portfolios, including 5 target risk diversified portfolios within this annual report (individually referred to as the “Fund,” or collectively as the “Funds”), each with differing share class offerings as well as 27 other portfolios whose annual report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

Fund	Inception Date	Investment Objective
Conservative Allocation Fund	May 30, 2014	To provide total return primarily from income, secondarily from appreciation.
Moderate Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Balanced Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Growth Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Aggressive Allocation Fund	May 30, 2014	To provide total investment return primarily from appreciation, secondarily from income.

The target investment allocation for each of the Funds, based on each Fund’s total assets, is set forth below.

Fund	Equity	Fixed Income	Alternatives	Money Market Funds
Conservative Allocation Fund	10%–30%	60%–80%	0%–15%	0%–10%
Moderate Allocation Fund	30%–50%	40%–60%	0%–15%	0%–10%
Balanced Allocation Fund	50%–70%	25%–45%	0%–15%	0%–10%
Growth Allocation Fund	70%–90%	5%–25%	0%–15%	0%–10%
Aggressive Allocation Fund	90%–100%	0%	0%–10%	0%–10%

Each Fund seeks to achieve its investment objectives by investing in a mix (without limitation) of BMO Funds and unaffiliated mutual funds. The Funds are designed to provide investors with investment management, asset allocation, and ongoing reallocation over time. Each Fund is considered a “fund of funds” because it invests in other mutual funds. A fund of funds bears its own direct expenses in addition to bearing a proportionate share of expenses charged to the underlying funds in which it invests.

2.	Significant Accounting Policies

The Funds are investment companies and follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Investment Valuations—Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the Fund or the financial statements presented.

In valuing underlying fund investments, the Funds use the NAVs reported by the underlying funds. An underlying fund may need to fair value one or more of its investments, which may, in turn, require a Fund to do the same because of delays in obtaining the underlying fund’s NAV.

Investment Income, Expenses, and Distributions—Investment income and expenses are accrued daily. The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryovers) annually. Dividend income, realized gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date except in the case of certain foreign securities, for which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends. Non-cash dividends included in dividend income, if any, are recorded at fair value. Paid-in-kind interest included in interest income, if any, is accrued daily.

The Funds offer multiple classes of shares which differ in their respective distribution, administration, and service fees. All shareholders bear the common expenses of the Funds. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of total shares outstanding of each class without distinction between share classes. Expenses attributable to a particular class of shares, such as shareholder servicing fees, are allocated directly to that class.

19

Notes to Financial Statements (continued)

Federal Income Taxes—The policies and procedures of the Funds require compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribution to shareholders each year of substantially all of their income. Accordingly, no provisions for federal tax are necessary. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

Securities of Other Investment Companies & Underlying Fund Investment Risk—The Funds invest in the securities of other investment companies, including exchange-traded funds, within the limits prescribed by the 1940 Act and the rules promulgated thereunder. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. The Funds also may invest in investment companies that are not organized under the laws of the United States. The Funds’ risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.

Commitments and Contingencies—In the normal course of business, the Corporation enters into contracts that provide general indemnifications to other parties. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation that have not yet occurred. However, the Corporation has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other—Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on the basis of specific security lot identification.

3.	Fair Value Measurement

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820)—Disclosures Framework—Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period as permitted by the standard. The impact of the Funds’ adoption was limited to changes in the Funds’ financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3—significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

For the year ended August 31, 2019, the Funds had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy. It is the Funds’ policy to recognize transfers between category levels at the end of the period. For the year ended August 31, 2019, there were no transfers in and out of Level 1, Level 2 , and Level 3. The Funds did not hold any Level 2 or Level 3 securities as of August 31, 2019.

20

BMO Funds

The following is a summary of the inputs used, as of August 31, 2019, in valuing the Funds’ assets:

	Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$37,041,228	$—	$—	$37,041,228
Short-Term Investments	290,913	—	—	290,913

Total	$37,332,141	$—	$—	$37,332,141

	Moderate Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$71,026,975	$—	$—	$71,026,975
Short-Term Investments	696,506	—	—	696,506

Total	$71,723,481	$—	$—	$71,723,481

	Balanced Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$270,593,177	$—	$—	$270,593,177
Short-Term Investments	2,721,496	—	—	2,721,496

Total	$273,314,673	$—	$—	$273,314,673

	Growth Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$112,542,253	$—	$—	$112,542,253
Short-Term Investments	1,152,517	—	—	1,152,517

Total	$113,694,770	$—	$—	$113,694,770

	Aggressive Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$160,616,117	$—	$—	$160,616,117
Short-Term Investments	1,351,802	—	—	1,351,802

Total	$161,967,919	$—	$—	$161,967,919

4.	Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. Transactions in capital stock were as follows:

	Conservative Allocation Fund		Moderate Allocation Fund
	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2019	Year Ended August 31, 2018
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$2,465,164	$936,151	$950,509	$1,088,222
Institutional class of shares	117,705	606,867	3,116,147	1,152,648
Retirement class R-3 of shares	121,181	176,946	1,154,804	3,326,610
Retirement class R-6 of shares	10,129,724	7,347,922	16,184,913	9,308,350

Net proceeds from sale of shares	12,833,774	9,067,886	21,406,373	14,875,830
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	1,832,308	2,226,207	498,960	507,983
Institutional class of shares	80,131	161,066	652,822	330,580
Retirement class R-3 of shares	138,410	129,410	807,355	835,913
Retirement class R-6 of shares	3,516,104	4,482,536	6,601,234	5,493,805

Net proceeds from shares issued	5,566,953	6,999,219	8,560,371	7,168,281
Cost of shares redeemed:
Investor class of shares	(5,875,859)	(3,340,646)	(4,670,009)	(2,102,542)
Institutional class of shares	(995,816)	(26,007,088)	(2,215,134)	(5,030,603)
Retirement class R-3 of shares	(478,752)	(2,262,492)	(2,437,709)	(9,541,470)
Retirement class R-6 of shares	(7,260,317)	(15,098,332)	(23,654,492)	(32,401,151)

Net cost of shares redeemed	(14,610,744)	(46,708,558)	(32,977,344)	(49,075,766)

Net change resulting from fund share transactions in dollars	$3,789,983	$(30,641,453)	$(3,010,600)	$(27,031,655)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	324,199	104,749	105,457	109,748
Institutional class of shares	15,097	62,126	335,532	117,831
Retirement class R-3 of shares	15,349	18,976	125,926	336,495
Retirement class R-6 of shares	1,296,852	812,723	1,750,383	940,146

Net sale of shares	1,651,497	998,574	2,317,298	1,504,220
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	260,642	257,663	60,701	52,154
Institutional class of shares	10,947	18,077	79,419	33,940
Retirement class R-3 of shares	19,250	14,672	97,980	85,735
Retirement class R-6 of shares	498,738	520,016	803,070	565,206

Net shares issued	789,577	810,428	1,041,170	737,035
Shares redeemed:
Investor class of shares	(765,774)	(368,501)	(502,486)	(215,417)
Institutional class of shares	(113,856)	(2,563,855)	(243,374)	(488,867)
Retirement class R-3 of shares	(62,442)	(226,512)	(277,395)	(967,835)
Retirement class R-6 of shares	(942,390)	(1,710,933)	(2,750,279)	(3,332,428)

Net shares redeemed	(1,884,462)	(4,869,801)	(3,773,534)	(5,004,547)

Net change resulting from fund share transactions in shares	556,612	(3,060,799)	(415,066)	(2,763,292)

21

Notes to Financial Statements (continued)

	Balanced Allocation Fund		Growth Allocation Fund		Aggressive Allocation Fund
	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2019	Year Ended August 31, 2018
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$6,856,544	$9,428,384	$1,098,046	$965,898	$2,496,835	$1,903,201
Institutional class of shares	15,613,631	11,240,431	7,043,334	3,238,898	1,002,999	3,038,729
Retirement class R-3 of shares	933,516	1,792,133	1,187,845	1,655,777	1,551,068	1,954,612
Retirement class R-6 of shares	30,809,534	24,771,951	17,121,160	17,810,271	21,709,479	17,601,066

Net proceeds from sale of shares	54,213,225	47,232,899	26,450,385	23,670,844	26,760,381	24,497,608
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	8,958,651	9,900,919	690,675	1,164,273	3,107,692	4,758,561
Institutional class of shares	3,335,219	4,372,016	1,735,406	650,895	1,541,575	1,722,650
Retirement class R-3 of shares	1,767,800	2,022,307	976,684	1,259,889	1,805,967	2,052,160
Retirement class R-6 of shares	17,482,927	20,648,922	8,566,608	6,735,393	13,423,510	14,467,294

Net proceeds from shares issued	31,544,597	36,944,164	11,969,373	9,810,450	19,878,744	23,000,665
Cost of shares redeemed:
Investor class of shares	(43,512,389)	(20,253,986)	(8,973,691)	(5,530,492)	(12,956,666)	(9,554,575)
Institutional class of shares	(26,307,153)	(20,375,381)	(4,945,775)	(1,712,928)	(4,555,850)	(3,837,651)
Retirement class R-3 of shares	(6,503,889)	(7,869,477)	(7,834,425)	(7,318,054)	(2,002,966)	(4,375,465)
Retirement class R-6 of shares	(53,453,428)	(53,440,445)	(12,599,323)	(29,402,393)	(21,302,598)	(26,560,647)

Net cost of shares redeemed	(129,776,859)	(101,939,289)	(34,353,214)	(43,963,867)	(40,818,080)	(44,328,338)

Net change resulting from fund share transactions in dollars	$(44,019,037)	$(17,762,226)	$4,066,544	$(10,482,573)	$5,821,045	$3,169,935

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	817,103	1,008,765	116,942	93,446	300,242	191,793
Institutional class of shares	1,817,532	1,208,350	676,329	306,230	118,215	309,899
Retirement class R-3 of shares	109,123	191,386	126,403	159,360	179,397	199,277
Retirement class R-6 of shares	3,504,426	2,638,289	1,785,288	1,722,411	2,442,138	1,787,826

Net sale of shares	6,248,184	5,046,790	2,704,962	2,281,447	3,039,992	2,488,795
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	1,185,007	1,085,627	84,023	114,933	418,826	502,497
Institutional class of shares	441,166	479,388	211,635	64,381	208,040	182,099
Retirement class R-3 of shares	233,219	221,259	118,530	124,249	243,720	216,701
Retirement class R-6 of shares	2,312,557	2,266,621	1,043,437	666,211	1,811,540	1,530,931

Net shares issued	4,171,949	4,052,895	1,457,625	969,774	2,682,126	2,432,228
Shares redeemed:
Investor class of shares	(5,090,096)	(2,149,362)	(882,257)	(535,059)	(1,422,575)	(970,523)
Institutional class of shares	(2,932,262)	(2,104,543)	(532,221)	(166,362)	(493,342)	(374,598)
Retirement class R-3 of shares	(780,552)	(823,864)	(792,576)	(699,180)	(229,147)	(438,117)
Retirement class R-6 of shares	(6,163,445)	(5,793,032)	(1,340,347)	(2,873,684)	(2,502,659)	(2,717,654)

Net shares redeemed	(14,966,355)	(10,870,801)	(3,547,401)	(4,274,285)	(4,647,723)	(4,500,892)

Net change resulting from fund share transactions in shares	(4,546,222)	(1,771,116)	615,186	(1,023,064)	1,074,395	420,131

22

BMO Funds

5.	Investment Adviser Fee and Other Transactions with Affiliates

General—Certain of the Officers and Directors of the Corporation are also Officers and Directors/Trustees of one or more portfolios within the Fund complex, which are affiliates of the Corporation. None of the Fund Officers or interested Directors receives any compensation from the funds. Certain Officers and Directors are also Officers of the Adviser.

Investment Advisory Fees—The Adviser does not receive an investment advisory fee for the services it performs for the Funds. However, the Adviser is entitled to receive an investment advisory fee from each of the BMO Funds that serve as underlying funds.

Contractual Expense Limitation—The Adviser has contractually agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding the levels set out in the table below through December 31, 2020. This agreement may not be terminated prior to December 31, 2020 without the consent of the Funds’ Board of Directors, unless terminated due to the termination of the investment advisory agreement. Additionally, the agreement does not provide for recoupment by the Adviser of waived fees or reimbursed expenses.

	Annualized Contractual Expense Limitation Exclusive of Acquired Fund Fees and Expenses				Annualized Contractual Expense Limitation Inclusive of Acquired Fund Fees and Expenses per the Funds’ Prospectus Dated December 28, 2018
Fund	Investor Class	Institutional Class	Retirement Class R-3	Retirement Class R-6(1)	Investor Class	Institutional Class	Retirement Class R-3	Retirement Class R-6(1)
Conservative Allocation Fund	0.33%	0.08%	0.58%	(0.07)%	0.88%	0.63%	1.13%	0.48%
Moderate Allocation Fund	0.30	0.05	0.55	(0.10)	0.88	0.63	1.13	0.48
Balanced Allocation Fund	0.33	0.08	0.58	(0.07)	0.94	0.69	1.19	0.54
Growth Allocation Fund	0.30	0.05	0.55	(0.10)	0.94	0.69	1.19	0.54
Aggressive Allocation Fund	0.33	0.08	0.58	(0.07)	0.93	0.68	1.18	0.53

(1)

As a result of reimbursing expenses including acquired fund expenses, the Adviser reimbursed amounts in excess of the respective share classes operating expenses. The aggregate excess reimbursement is accounted for as “Excess expense reimbursement from investment adviser” included in investment income on the Statements of Operations

Shareholder Servicing Fees—Under the terms of a Shareholder Services Agreement with the Adviser, each Fund pays the Adviser at the annual rate of 0.25% of average daily net assets of the Fund’s Investor Class shares for the period. The fee paid to the Adviser is used to finance certain services for shareholders and to maintain shareholder accounts.

Distribution Services Fees—The Funds are subject to a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan authorizes payments by the Fund to finance activities intended to result in the sale of its Retirement Class R-3 shares. The Plan provides that the Fund may incur distribution expenses of 0.50% of the average daily net assets of the Fund’s Retirement Class R-3 shares.

Administration Fees—Each Fund pays the Adviser at the annual rate of 0.15% of average daily net assets per class (except the Retirement class R-6, which does not pay an Administration Fee).

For the year ended August 31, 2019, the Funds were charged the following Administration Fees per class:

Fund	Investor Class	Institutional Class	Retirement Class R-3
Conservative Allocation Fund	$17,823	$943	$1,273
Moderate Allocation Fund	7,237	9,637	11,069
Balanced Allocation Fund	129,735	55,340	24,723
Growth Allocation Fund	11,194	22,209	14,083
Aggressive Allocation Fund	39,971	19,838	23,917

Custodian Fees—BMO Harris Bank N.A. (“BMO Harris”) is the Funds’ custodian. BMO Harris receives fees based on 0.0050% on the first $10 billion average daily net assets, based on the collective net assets of the Corporation custodied by BMO Harris, and 0.0025% on all assets in excess of $10 billion.

23

Notes to Financial Statements (continued)

Investments in Affiliated Issuers—An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in the BMO Funds. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of August 31, 2019. Please refer to the Schedule of Investments for which class each Fund’s underlying affiliated issuer represents.

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Conservative Allocation Fund
Large-Cap Funds — 6.3%
BMO Low Volatility Equity Fund	$502,366	$205,976	$241,804	$(7,749)	$16,420	$475,209	$8,259	$40,635
BMO Dividend Income Fund	272,453	173,203	129,939	(25,280)	2,102	292,539	6,371	10,040
BMO Large-Cap Value Fund	939,524	608,195	520,010	(161,009)	5,927	872,627	18,977	79,256
BMO Large-Cap Growth Fund	759,172	716,235	615,292	(97,064)	(19,316)	743,735	6,423	112,527

						2,384,110
Mid-Cap Funds — 0.8%
BMO Mid-Cap Growth Fund	187,974	119,292	136,244	(42,694)	9,204	137,532	—	30,298
BMO Mid-Cap Value Fund	186,532	107,648	117,950	(43,770)	6,341	138,801	2,431	20,163

						276,333
Small-Cap Funds — 0.8%
BMO Small-Cap Growth Fund	273,366	229,899	220,958	(60,312)	(12,952)	209,043	—	35,928
BMO Small-Cap Value Fund	179,494	124,601	148,723	(24,340)	(11,462)	119,570	1,200	12,132

						328,613
International Funds — 2.6%
BMO LGM Emerging Markets Equity Fund	370,501	272,636	372,386	(52,499)	15,969	234,221	2,750	7,262
BMO Pyrford International Stock Fund	463,225	164,805	255,359	(32,936)	24,398	364,133	12,835	—
BMO Disciplined International Equity Fund	434,906	249,489	254,246	(34,921)	2,331	397,559	8,609	—

						995,913
Fixed Income Funds — 20.2%
BMO TCH Core Plus Bond Fund	9,213,483	2,556,332	4,516,573	92,451	300,150	7,645,843	291,892	—

Alternative Funds — 10.4%
BMO Alternative Strategies Fund	3,899,071	1,314,260	1,095,001	(124,522)	(71,709)	3,922,099	—	—

Short-Term Investment — 0.8%
BMO Institutional Prime Money Market Fund	355,561	14,734,095	14,798,869	37	89	290,913	23,633	—

Totals	$18,037,628	$21,576,666	$23,423,354	$(614,608)	$267,492	$15,843,824	$383,380	$348,241

24

BMO Funds

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Moderate Allocation Fund
Large-Cap Funds — 12.3%
BMO Low Volatility Equity Fund	$2,032,002	$886,771	$1,125,255	$(77,201)	$46,375	$1,762,692	$32,641	$177,035
BMO Dividend Income Fund	1,106,088	577,717	474,097	(131,030)	7,250	1,085,928	24,809	44,282
BMO Large-Cap Value Fund	3,809,217	2,537,107	2,352,090	(622,101)	(123,227)	3,248,906	75,036	348,347
BMO Large-Cap Growth Fund	3,099,756	3,260,641	2,936,112	(436,136)	(212,894)	2,775,255	29,063	509,192

						8,872,781
Mid-Cap Funds — 1.4%
BMO Mid-Cap Growth Fund	781,319	545,283	628,424	(195,565)	11,090	513,703	—	138,567
BMO Mid-Cap Value Fund	760,158	438,020	497,777	(185,536)	1,638	516,503	10,789	89,479

						1,030,206
Small-Cap Funds — 1.7%
BMO Small-Cap Growth Fund	1,126,518	921,840	899,021	(266,595)	(91,192)	791,550	—	161,720
BMO Small-Cap Value Fund	737,511	434,842	553,641	(94,319)	(81,581)	442,812	5,295	53,511

						1,234,362
International Funds — 5.1%
BMO LGM Emerging Markets Equity Fund	1,529,751	963,493	1,472,481	(216,604)	57,155	861,314	11,921	31,675
BMO Pyrford International Stock Fund	1,891,995	577,674	1,045,286	(163,631)	88,201	1,348,953	55,718	—
BMO Disciplined International Equity Fund	1,773,218	890,762	1,023,053	(139,730)	(30,923)	1,470,274	37,330	—

						3,680,541
Fixed Income Funds — 14.9%
BMO TCH Core Plus Bond Fund	14,497,972	4,170,163	8,450,354	298,276	170,870	10,686,927	423,198	—

Alternative Funds — 8.4%
BMO Alternative Strategies Fund	6,790,183	1,745,698	2,167,469	(213,590)	(148,192)	6,006,630	—	—

Short-Term Investment — 1.0%
BMO Institutional Prime Money Market Fund	775,889	23,602,734	23,682,250	(7)	140	696,506	43,207	—

Totals	$40,711,577	$41,552,745	$47,307,310	$(2,443,769)	$(305,290)	$32,207,953	$749,007	$1,553,808

25

Notes to Financial Statements (continued)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Balanced Allocation Fund
Large-Cap Funds — 18.1%
BMO Low Volatility Equity Fund	$12,453,938	$3,388,237	$6,151,367	$(758,469)	$907,919	$9,840,258	$194,469	$959,334
BMO Dividend Income Fund	6,738,334	2,706,111	2,814,994	(719,941)	141,450	6,050,960	147,622	236,735
BMO Large-Cap Value Fund	23,327,787	10,803,939	12,272,556	(3,793,331)	77,874	18,143,713	441,763	1,872,055
BMO Large-Cap Growth Fund	18,934,980	15,917,899	16,471,799	(2,826,265)	(41,302)	15,513,513	151,508	2,654,452

						49,548,444
Mid-Cap Funds — 2.2%
BMO Mid-Cap Growth Fund	4,740,219	2,546,267	3,546,227	(1,290,248)	436,222	2,886,233	—	716,265
BMO Mid-Cap Value Fund	4,653,183	1,904,699	2,724,677	(1,188,613)	257,379	2,901,971	57,516	476,997

						5,788,204
Small-Cap Funds — 2.5%
BMO Small-Cap Growth Fund	6,798,574	4,664,745	5,234,313	(1,557,328)	(257,410)	4,414,268	—	849,909
BMO Small-Cap Value Fund	4,471,911	2,182,956	3,280,892	(527,644)	(364,223)	2,482,108	28,510	288,111

						6,896,376
International Funds — 7.5%
BMO LGM Emerging Markets Equity Fund	9,217,067	4,955,114	8,493,956	(913,416)	47,435	4,812,244	64,678	171,614
BMO Pyrford International Stock Fund	11,571,062	1,951,553	5,749,195	(1,028,717)	792,001	7,536,704	304,398	—
BMO Disciplined International Equity Fund	10,878,121	3,496,886	5,350,295	(837,432)	27,254	8,214,534	203,386	—

						20,563,482
Fixed Income Funds — 8.7%
BMO TCH Core Plus Bond Fund	37,665,037	10,308,060	25,426,029	504,043	784,810	23,835,921	1,081,449	—

Alternative Funds — 6.9%
BMO Alternative Strategies Fund	23,958,550	5,529,509	9,325,113	(505,067)	(640,745)	19,017,134	—	—

Short-Term Investment — 1.0%
BMO Institutional Prime Money Market Fund	3,049,731	66,870,359	67,197,694	(20)	(880)	2,721,496	182,432	—

Totals	$178,458,494	$137,226,334	$174,039,107	$(15,442,448)	$2,167,784	$128,371,057	$2,857,731	$8,225,472

26

BMO Funds

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Growth Allocation Fund
Large-Cap Funds — 24.0%
BMO Low Volatility Equity Fund	$5,855,374	$1,237,242	$1,753,203	$(11,686)	$91,044	$5,418,771	$95,006	$473,379
BMO Dividend Income Fund	3,172,832	1,015,735	577,187	(309,015)	28,456	3,330,821	72,815	117,389
BMO Large-Cap Value Fund	10,921,715	3,718,066	2,806,585	(1,831,344)	(14,581)	9,987,271	218,388	926,539
BMO Large-Cap Growth Fund	8,812,911	5,170,251	4,013,984	(1,124,006)	(304,900)	8,540,272	75,772	1,327,538

						27,277,135
Mid-Cap Funds — 2.8%
BMO Mid-Cap Growth Fund	2,202,922	829,780	1,038,778	(495,887)	86,613	1,584,650	—	359,314
BMO Mid-Cap Value Fund	2,186,018	654,050	799,253	(489,258)	41,730	1,593,287	28,561	236,869

						3,177,937
Small-Cap Funds — 3.3%
BMO Small-Cap Growth Fund	3,184,146	1,754,421	1,652,261	(708,279)	(152,339)	2,425,688	—	424,225
BMO Small-Cap Value Fund	2,108,363	900,025	1,210,857	(273,481)	(151,516)	1,372,534	14,147	142,963

						3,798,222
International Funds — 10.0%
BMO LGM Emerging Markets Equity Fund	4,339,273	2,432,259	3,668,611	(425,731)	(8,404)	2,668,786	31,692	84,345
BMO Pyrford International Stock Fund	5,384,484	799,323	1,914,900	(308,385)	188,425	4,148,947	149,183	—
BMO Disciplined International Equity Fund	5,055,538	1,555,926	1,695,969	(381,316)	(14,269)	4,519,910	99,823	—

						11,337,643
Fixed Income Funds — 2.8%
BMO TCH Core Plus Bond Fund	4,857,916	1,446,245	3,275,614	181,135	(8,018)	3,201,664	141,529	—

Alternative Funds — 5.5%
BMO Alternative Strategies Fund	6,869,639	1,591,597	1,811,946	(180,356)	(159,127)	6,309,807	—	—

Short-Term Investment — 1.0%
BMO Institutional Prime Money Market Fund	1,153,827	22,894,226	22,895,609	205	(132)	1,152,517	69,206	—

Totals	$66,104,958	$45,999,146	$49,114,757	$(6,357,404)	$(377,018)	$56,254,925	$996,122	$4,092,561

Aggressive Allocation Fund
Large-Cap Funds — 29.2%
BMO Low Volatility Equity Fund	$10,152,602	$2,945,724	$3,816,332	$(43,463)	$190,787	$9,429,318	$166,672	$815,473
BMO Dividend Income Fund	5,485,222	1,791,819	1,011,616	(533,346)	32,649	5,764,728	127,906	201,486
BMO Large-Cap Value Fund	18,863,548	7,410,827	5,748,551	(3,114,868)	(124,864)	17,286,092	382,531	1,592,306
BMO Large-Cap Growth Fund	15,287,855	10,243,268	8,340,146	(1,906,151)	(526,590)	14,758,236	129,049	2,260,969

						47,238,374
Mid-Cap Funds — 3.4%
BMO Mid-Cap Growth Fund	3,822,358	1,712,794	2,074,747	(868,706)	144,459	2,736,158	—	608,298
BMO Mid-Cap Value Fund	3,793,047	1,324,200	1,558,547	(846,251)	48,735	2,761,184	48,792	404,651

						5,497,342
Small-Cap Funds — 4.0%
BMO Small-Cap Growth Fund	5,525,370	3,390,812	3,206,982	(1,242,540)	(296,629)	4,170,031	—	724,290
BMO Small-Cap Value Fund	3,657,921	1,588,007	2,143,079	(482,067)	(274,881)	2,345,901	24,301	245,584

						6,515,932
International Funds — 12.1%
BMO LGM Emerging Markets Equity Fund	7,494,805	4,633,555	6,754,303	(628,730)	(132,953)	4,612,374	55,015	146,801
BMO Pyrford International Stock Fund	9,357,100	2,107,343	4,019,101	(659,459)	430,746	7,216,629	258,802	—
BMO Disciplined International Equity Fund	8,880,022	3,150,490	3,437,005	(673,239)	(60,520)	7,859,748	172,869	—

						19,688,751
Alternative Funds — 0.5%
BMO Alternative Strategies Fund	896,397	301,450	344,844	(19,136)	(25,167)	808,700	—	—

Short-Term Investment — 0.8%
BMO Institutional Prime Money Market Fund	1,600,930	25,399,979	25,649,215	(124)	232	1,351,802	37,099	—

Totals	$94,817,177	$66,000,268	$68,104,468	$(11,018,080)	$(593,997)	$81,100,901	1,403,036	$7,002,858

27

Notes to Financial Statements (continued)

Interfund Borrowing and Lending—The Funds participate in an interfund lending program. This program allows the Funds to borrow cash from any of the BMO Money Market Funds for temporary purposes. The program is subject to a number of conditions, including the requirement that the interfund loan rate to be charged to the Funds under the program is (i) more favorable to the lending Fund than the rate it could otherwise obtain from investing cash in repurchase agreements or purchasing shares of the BMO Money Market Funds and (ii) more favorable to the borrowing Fund than the lowest interest rate at which bank short-term loans would be available to the Funds. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations. The Directors are responsible for the oversight of the interfund lending program.

Funds utilizing the interfund lending program, borrowing from the BMO Government Money Market Fund during the year ended August 31, 2019, were as follows:

Fund	Average Daily Loan Balance Outstanding	Weighted Average Interest Rate
Conservative Allocation Fund	$1,543	1.762%
Moderate Allocation Fund	12,023	1.717
Balanced Allocation Fund	70,949	1.802
Growth Allocation Fund	25,853	1.763
Aggressive Allocation Fund	10,648	1.792

6.	Line of Credit

The Corporation, on behalf of the respective Funds, participated in a $25 million unsecured, committed revolving line of credit (“LOC”) agreement with State Street Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings currently are charged interest at a rate of the London Interbank Offering Rate (“LIBOR”) plus 1.25% and a commitment fee of 0.20% per annum on the daily unused portion with no administrative fee. No borrowings were outstanding under the LOC during the year ended August 31, 2019.

7.	Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities, short-term obligations, and in-kind contributions, for the year ended August 31, 2019 were as follows:

	Other than U.S Government Securities		U.S Government Securities
Fund	Purchases	Sales	Purchases	Sales
Conservative Allocation Fund	$18,291,706	$18,806,543	$—	$—
Moderate Allocation Fund	41,820,792	49,258,149	—	—
Balanced Allocation Fund	159,635,366	217,417,876	—	—
Growth Allocation Fund	49,745,346	50,616,849	—	—
Aggressive Allocation Fund	77,950,981	79,932,987	—	—

8.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for net operating loss, foreign currency transactions, paydown gain or loss, market discount accretion, premium amortization and expiring capital loss carryforwards.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statements of Assets and Liabilities based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Funds.

The Funds complied with FASB interpretation Accounting for Uncertainty in Income Taxes which provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken, or expected to be taken, in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Accounting for Uncertainty in Income Taxes requires management of the Funds to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last four tax years and the interim tax period since then). The Funds has no examinations in progress. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Fund reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Funds’ reported net assets or results of operations as of and during the year ended August 31, 2019. Management of the Funds also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

28

BMO Funds

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized Depreciation for Federal Tax Purposes	Net Unrealized Appreciation for Federal Tax Purposes
Conservative Allocation Fund	$32,551,988	$4,987,131	$(206,978)	$4,780,153
Moderate Allocation Fund	59,938,450	12,177,964	(392,933)	11,785,031
Balanced Allocation Fund	206,610,093	68,100,362	(1,395,782)	66,704,580
Growth Allocation Fund	84,145,418	30,196,615	(647,263)	29,549,352
Aggressive Allocation Fund	110,210,844	52,257,579	(500,504)	51,757,075

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

The tax character of distributions reported on the Statements of Changes in Net Assets for the years ended August 31, 2019 and August 31, 2018, were as follows:

	2019		2018
	Ordinary Income (1)	Long-Term Capital Gains	Ordinary Income (1)	Long-Term Capital Gains
Conservative Allocation Fund	$1,102,589	$4,464,364	$2,519,961	$4,479,258
Moderate Allocation Fund	2,532,120	6,028,252	2,959,918	4,208,363
Balanced Allocation Fund	8,637,637	22,915,506	10,019,454	26,938,699
Growth Allocation Fund	3,086,814	8,882,560	3,864,557	5,945,893
Aggressive Allocation Fund	4,733,699	15,154,046	5,593,851	17,406,814

(1)	For tax purposes, short-term capital gain distributions are considered ordinary income

As of August 31, 2019, the components of distributable earnings on a tax basis are as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Other Adjustments	Unrealized Appreciation
Conservative Allocation Fund	$690,142	$787,897	$—	$—	$4,780,153
Moderate Allocation Fund	965,609	2,327,997	—	—	11,785,031
Balanced Allocation Fund	4,157,125	16,958,368	—	—	66,704,580
Growth Allocation Fund	1,113,882	5,837,895	—	—	29,549,352
Aggressive Allocation Fund	1,109,573	10,730,272	—	—	51,757,075

9.	Shareholder Tax Information (unaudited)

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended August 31, 2019, the percentages that qualify for the dividend received deduction available to corporate shareholders and the percentages that are designated as qualified dividend income were as follows:

	Dividends Received Deduction	Qualified Dividend Income
Conservative Allocation Fund	6.75%	10.27%
Moderate Allocation Fund	14.59	21.09
Balanced Allocation Fund	21.03	29.73
Growth Allocation Fund	31.08	37.83
Aggressive Allocation Fund	38.65	49.31

For Federal tax purposes, for the year ended August 31, 2019, the following Funds designate long-term capital gains and qualified short-term capital gains, or the amounts determined to be necessary, of:

	Long-term Capital Gains	Qualified Short-term Capital Gains
Conservative Allocation Fund	$4,464,364	$122,280
Moderate Allocation Fund	6,028,252	272,296
Balanced Allocation Fund	22,915,506	888,682
Growth Allocation Fund	8,882,560	323,425
Aggressive Allocation Fund	15,154,046	767,723

10.	Recently Issued Accounting Pronouncements

During August 2018, the Securities and Exchange Commission (the “SEC”) issued Final Rule Release No. 33-10532, Disclosure Update and Simplification (“Final Rule Release No. 33-10532”). Final Rule Release No. 33-10532 amends certain financial statement disclosure requirements to conform to U.S. GAAP. The amendments to Rule 6-04.17 of Regulation S-X (balance

29

Notes to Financial Statements (continued)

sheet) remove the requirement to separately state the book basis components of net assets: undistributed (over-distribution of) net investment income (“UNII”), accumulated undistributed net realized gains (losses), and net unrealized appreciation (depreciation) at the balance sheet date. Instead, consistent with U.S. GAAP, funds will be required to disclose total distributable earnings. The amendments to Rule 6-09 of Regulation S-X (statement of changes in net assets) remove the requirement to separately state the sources of distributions paid. Instead, consistent with U.S. GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return of capital must be separately disclosed. The amendments also remove the requirement to parenthetically state the book basis amount of UNII on the statement of changes in net assets.

The requirements of Final Rule Release No. 33-10532 were effective November 5, 2018, and the Funds’ Statements of Assets and Liabilities and Statement of Changes in Net Assets for the current reporting period have been modified accordingly. In addition, certain amounts within each Fund’s Statements of Changes in Net Assets for the prior fiscal period have been modified to conform to Final Rule Release No. 33-10532.

The Funds’ distributions from the prior fiscal period are disclosed in the Statements of Changes in Net Assets.

30

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

BMO Funds, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of BMO Conservative Allocation Fund, BMO Moderate Allocation Fund, BMO Balanced Allocation Fund, BMO Growth Allocation Fund, BMO Aggressive Allocation Fund (each a series of BMO Funds, Inc., collectively referred to as the Funds), including the schedules of investments, as of August 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian and transfer agents or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more BMO Funds, Inc. investment companies since 2011.

Columbus, Ohio

October 28, 2019

31

Directors and Officers of the Funds (Unaudited)

The following tables provide information about each Director and Officer of the Funds as of August 31, 2019. The address of each Director is c/o BMO Funds, 111 East Kilbourn Avenue, Suite 200, Milwaukee, Wisconsin 53202. There are currently 33 separate portfolios or funds in the BMO Funds complex, of which 32 are registered as BMO Funds, Inc. and one is registered as BMO LGM Frontier Markets Equity Fund with the Securities and Exchange Commission. The Funds’ Statement of Additional Information includes additional information about the Directors and is available, without charge and upon request, by calling 1-800-236-FUND (3863).

INDEPENDENT DIRECTORS
Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Ridge A. Braunschweig Age: 66	Independent Director	Since October 2009	President and Chief Executive Officer, CPL Industries, Inc. (a manufacturing holding company prior to May 2009 and a family office since May 2009), since January 2012.	33	None

Benjamin M. Cutler Age: 74	Independent Director	Since July 2004	Chairman, USHEALTH Group, Inc. (a health insurance company), since 2004; CEO and President, USHEALTH Group, Inc., from 2004 to 2016; Director, Freedom from Hunger (a non-profit organization), since 2016.	33	None

John A. Lubs Age: 71	Independent Director	Since July 2004	Retired; formerly, Vice Chairman, Mason Companies, Inc. (a footwear distributor), from 2004 to 2010 and Chief Operating Officer, from 2003 to 2010.	33	None

Vincent P. Lyles Age: 58	Independent Director	Since September 2017	Vice President of Community Relations, Advocate Aurora Health Care, since 2019; President and Chief Executive Officer, Boys & Girls Clubs of Greater Milwaukee, from 2012 to 2018.	33	None

James Mitchell Age: 72	Independent Director	Since March 1999	Chairman, Ayrshire Precision Engineering (a precision machining company), since 1992; Chief Executive Officer, NOG, Inc. (a metal processing and consulting company), from 1999 to 2015.	33	None

Barbara J. Pope Age: 71	Independent Director	Since March 1999	Retired; formerly, President of Barbara J. Pope, P.C. (a financial consulting firm), 1992-2015; President of Sedgwick Street Fund LLC (a private investment partnership), 1996-2015; Tax Partner, Price Waterhouse.	33	None

* Each Director serves an indefinite term until he or she retires or otherwise resigns, is removed, dies or until his or her successor is duly elected. Retirement for a Director occurs no later than August 31 following his or her 75th birthday.

32

Directors and Officers of the Funds (Unaudited) (continued)

INTERESTED DIRECTORS
Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

John M. Blaser** Age: 62	Director and President	Since May 1999	Managing Director of the Adviser, since June 2012.	33	None

Daniela O’Leary-Gill** Age: 54	Director	Since August 2018	Chief Operating Officer of BMO Financial Group, since February 1, 2018; Director of the Adviser, since June 1, 2018; Head, Communications, Government & Investor Relations 2016-2018; Head, AML Program Oversight 2014-2016; SVP, Personal Banking & Chief CRA Officer 2011-2014.	33	None

* Each Director serves an indefinite term until he or she retires or otherwise resigns, is removed, dies or until his or her successor is duly elected. Retirement for a Director occurs no later than August 31 following his or her 75th birthday.

** Mr. Blaser is an “interested person” of the Corporation (as defined in the 1940 Act) due to the positions that he holds with the Corporation, and the Adviser. Ms. O’Leary-Gill is an “interested person” of the Corporation due to the positions that she holds with the Adviser and BMO.

PRINCIPAL OFFICERS
Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Brett Black Age: 47	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Elected by the Board annually; since November 2017	Vice President and Chief Compliance Officer of BMO Harris Bank, since 2017; Assistant Vice President, Deputy Chief Compliance Officer, since 2014; Senior Compliance Officer of BMO Harris Bank, since 2012.

Timothy M. Bonin Age: 46	Vice President, Chief Financial Officer and Treasurer	Elected by the Board annually; since February 2006	Vice President of the Adviser, since February 2006.

Michael J. Murphy Age: 40	Secretary	Elected by the Board annually; since May 2016	Senior Counsel and Vice President of BMO Harris Bank N.A., since 2014; Associate, Vedder Price P.C., 2010 to 2014.

33

Shareholder Report Disclosure of Directors’ Approval of Continuation of Contracts (Unaudited)

Approval of Continuation of Advisory Agreement

During the reporting period, the Board of Directors (the “Board”) of BMO Funds, Inc. (the “Corporation”), including the Directors who are not “interested persons” of the Corporation as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), met to discuss the advisory agreement of each portfolio of the Corporation included in this shareholder report (each, a “Fund” and collectively, the “Funds”). The Board approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Corporation and BMO Asset Management Corp. (the “Adviser”) on behalf of each Fund for an additional year ending August 31, 2020.

At Board meetings held on July 10, 2019 (“July Meeting”) and August 6-7, 2019 (“August Meeting”), the Board met with management of the Adviser regarding the annual approval of the continuation of the Funds’ Advisory Agreement. In connection with its consideration of the Advisory Agreement, the Board considered the information furnished and discussed throughout the year at regularly scheduled Board and Committee meetings, as applicable, and the information provided specifically in relation to the annual consideration of the approval of the Advisory Agreement in response to requests of the Independent Directors and their independent legal counsel. Information furnished in connection with Board or Committee meetings throughout the year included, among other things, presentations given by the portfolio managers of the Funds on each Fund’s investment strategies, risks, absolute performance, and comparative performance of each Fund against its benchmark indices; reports regarding each Fund’s asset levels including sales and redemption activities; and various reports on the monitoring of the Funds’ compliance with the securities laws, regulations, policies, and procedures.

In preparation for the Board’s annual consideration of the approval of the Advisory Agreement, the Board requested and received a wide variety of information and reports concerning the Adviser (and its affiliates), including information on: (1) the nature, extent, and quality of services provided to each Fund by the Adviser (and its affiliates); (2) the investment performance of each Fund as compared to a group of comparable funds; (3) the expense ratios of each Fund as compared to a group of comparable funds; (4) profitability information for the Adviser; and (5) the Adviser’s compliance program. The Board also considered information related to potential “fall out” or ancillary benefits enjoyed by the Adviser and its affiliates as a result of their relationships with the Funds.

In addition to evaluating, among other things, the written information provided by the Adviser, the Board also considered the answers to questions posed by the Board to representatives of the Adviser at various meetings and took into account their accumulated experience in working with the Adviser on matters related to the Funds. The Independent Directors also met separately in executive sessions with their independent legal counsel to review and consider the information provided regarding the Advisory Agreement.

Based on their review, the Independent Directors and the full Board concluded that it was in the best interests of each Fund to approve the continuation of the Advisory Agreement. Although the Advisory Agreement for all of the Funds was considered at the same Board meeting, the Board considered each Fund separately. In their deliberations, the Board did not identify any single factor or group of factors as all-important or controlling but considered all factors together. The material factors and conclusions that formed the basis for the Board’s determinations are discussed below.

Nature, Extent and Quality of Services

In evaluating the nature, extent, and quality of the services provided by the Adviser to the Funds, the Board reviewed information describing the financial strength, experience, resources and key personnel of the Adviser, including the personnel who provide investment management services to the Funds. The Board considered the administrative services that are provided to each Fund, as well as other services performed by the Adviser, including the selection and monitoring of the underlying funds; monitoring adherence to the Funds’ investment restrictions; monitoring the Funds’ compliance with their compliance policies and procedures and with applicable securities laws and regulations; producing shareholder reports; providing support services for the Board and Board committees; communicating with shareholders; and overseeing the activities of other service providers. The Board also considered the Adviser’s experience in providing investment advisory services to funds.

Based upon this review, the Board concluded that the nature, quality, and extent of the services to be provided to each Fund by the Adviser are expected to be satisfactory.

Review of Fund Performance

The Board reviewed the investment performance of each of the Funds. While consideration was given to performance reports provided in connection with, and discussions held at, regular Board meetings throughout the year, particular attention was given to the performance reports provided specifically in connection with the July and August Meetings. In particular, the Board noted the performance of each Fund relative to its Lipper Inc. (“Lipper”) peer universe. The Directors also considered updated performance information for each Fund relative to its benchmark and its Morningstar, Inc. (“Morningstar”) ratings.

With respect to each Fund’s performance as compared to its Lipper peer universe (“peer group”), the Board reviewed each Fund’s performance percentile rankings over the year-to-date and one-, three-, and five-year trailing periods through May 31, 2019, as provided by the Adviser. The Board considered that each of the Funds ranked in the third or fourth quartile for performance as compared to its peer group for the year-to-date period, the first or second quartile for the one-year period (except for the BMO Aggressive Allocation Fund which was in the third quartile), and the third quartile for the

34

BMO Funds

three- and five-year periods. The Board considered that each class of each Fund was ranked three or four stars by Morningstar. The Board noted the Funds’ performance returns relative to their respective benchmarks over various periods. The Board also considered the Fund management changes that occurred in 2017.

The Board determined that it was generally satisfied with each Fund’s performance and would continue to monitor each Fund’s performance results.

Costs of Services Provided and Profits Realized by the Adviser

The Board considered the fees payable by each Fund under the Advisory Agreement, noting that the Funds do not pay a management fee to the Adviser.

The Board reviewed information provided by the Adviser comparing each Fund’s net expense ratio to the median net expense ratio of the comparable Lipper peer group (“Lipper peers”). The Board considered that each Fund’s net expense ratio was lower than the median of its Lipper peers for Class I, Class R3, and Class R6 shares. The Board noted that, with the exception of the BMO Growth Allocation Fund, the net expense ratios for Class Y shares of the Funds were higher than the median of its Lipper peers. The Board considered that the net expense ratios included the fees and expenses of the underlying funds in which the Funds invest. The Board also considered the size of the Funds and that economies of scale with respect to certain other expenses may not have been realized.

The Board considered that the Adviser has agreed to contractual expense limitations for the Funds (the “Expense Limitations”), and that the net expense ratios for the Funds take into account the effect of the Expense Limitations.

The Board considered the methodology used by the Adviser in determining compensation payable to its portfolio managers and the competitive environment for investment management talent. The Board also considered the financial condition of the Adviser and certain of its affiliates and particularly focused on the financial strength of the ultimate parent company of the Adviser, and the parent company’s commitment, financial and otherwise, to the global asset management business and the BMO Fund complex.

The Board reviewed profitability information it received from the Adviser in connection with the services provided to each Fund and the Corporation as a whole. The materials provided in this regard showed, and the Directors acknowledged, that the Adviser would not have a profit with respect to the Funds because the Funds do not pay management fees to the Adviser.

Economies of Scale

With respect to the management fee levels for the Funds, the Board did not consider the extent to which economies of scale would be realized as the Funds grow because the Funds do not pay management fees to the Adviser.

Other Benefits to the Adviser

The Board considered benefits that accrue to the Adviser and its affiliates from their relationships with the Funds, including revenue in the form of administration fees, custody fees, and shareholder service fees. In addition, the Board considered information relating to any soft dollar arrangements in connection with equity security brokerage transactions for the underlying funds and/or other clients. The Board noted that the Adviser may potentially benefit from its relationship with each Fund in other ways. The Board also considered that the success of any Fund could attract other business to the Adviser and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.

The Board concluded that, taking into account all of the information reviewed, each Fund’s advisory fee was reasonable.

Overall Conclusions

Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement are fair and reasonable and that the approval of the continuation of the Advisory Agreement is in the best interests of each Fund.

35

NOTES

36

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectuses, which contain facts concerning each Fund’s objective and policies, management fees, expenses, and other information.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the Funds’ Statement of Additional Information, which is available on the Funds’ website at http://www.bmofunds.com and on the SEC’s website at http://www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on as an attachment to Form N-PORT. Each Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the BMO Funds are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, BMO Harris Bank, NA, or any of its affiliates. Shares of the BMO Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1793

BMO Funds U.S. Services P.O. Box 55931 Boston, MA 02205-5931

Contact us 1-800-236-FUND (3863) 414-287-8555

Learn more bmofunds.com

BMO Investment Distributors, LLC, Distributor

BMO Asset Management Corp., Investment Adviser

Investment products are: NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE.

© 2019 BMO Financial Corp. (9/19)

Item 2. Code of Ethics.

The Registrant has a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. During the period covered by this report, there were no amendments to the provisions of the Code, nor were there any implicit or explicit waivers to the provisions of the Code. The Code is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that the Registrant has four audit committee financial experts serving on its audit committee, each of whom is “independent” within the meaning of Form N-CSR: Ridge A. Braunschweig, Barbara J. Pope, John A. Lubs, and Benjamin M. Cutler. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

The aggregate fees for professional services by KPMG LLP during the fiscal year 2019 and 2018 were as follows:

(a)	Audit Fees for Registrant.

Fiscal year ended August 31, 2019	$544,100
Fiscal year ended August 31, 2018	$631,150

(b)

Audit-Related Fees for Registrant. These are fees by the Registrant’s independent auditors for assurance and related services that were reasonably related to the performance of the audit of the Registrant’s financial statements that are not reported under “Audit Fees”. These fees include amounts related to Form N-17f-2 filings.

Fiscal year ended August 31, 2019	$5,500
Fiscal year ended August 31, 2018	$16,500

(c)

Tax Fees for Registrant. These are fees for professional services rendered by the Registrant’s independent auditors for tax compliance, tax advice, and tax planning. These fees include federal, excise and state tax reviews; performed by KPMG LLP.

Fiscal year ended August 31, 2019	$184,080
Fiscal year ended August 31, 2018	$169,840

(d)	All Other Fees.

Fiscal year ended August 31, 2019	None
Fiscal year ended August 31, 2018	None

(e)	Audit Committee’s pre-approval policies and procedures.

(1)

The Audit Committee has adopted pre-approval policies and procedures that require the Audit Committee to pre-approve all audit and non-audit services of the Registrant, including services provided to the Registrant’s investment adviser or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant with respect to any engagement that directly relates to the operations and financial reporting of the Registrant.

(2)	None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None.

(g)

During the last two fiscal years, other non-audit services rendered by the Registrant’s independent auditors to the Registrant, its investment adviser or any entity controlling, controlled by or under the common control with the investment adviser that provides ongoing services to the Registrant included the following:

Statement on Standards for Attestation Engagements No. 16 (SSAE No. 16) examinations for BMO Harris Bank N.A.

Fiscal year ended August 31, 2019	$220,000
Fiscal year ended August 31, 2018	$220,000

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for BMO Intermediate Tax-Free Fund, BMO Short Tax-Free Fund and BMO Ultra Short Tax-Free Fund are filed under this Item.

Intermediate Tax-Free Fund

Description	Shares or Principal Amount	Value

Municipals — 100.3%

Alabama — 2.9%
Alabama Board of Education:
3.000%, 6/1/2021	$305,000	$314,967
4.000%, 7/1/2021	1,895,000	1,993,995
5.000%, 10/1/2020, Call 9/30/2019	230,000	230,644
Black Belt Energy Gas District:
2.394%, (LIBOR 1 Month), 12/1/2023, Call 9/1/2023 (1)	4,000,000	3,958,000
4.000%, 12/1/2025, Call 9/1/2025 (1)	6,500,000	7,370,675
Butler County Board of Education, AGM, 4.000%, 7/1/2020	585,000	598,888
City of Birmingham, 4.000%, 3/1/2022 (2)	1,725,000	1,788,325
Health Care Authority for Baptist Health, 1.810%, 11/1/2042, Call 9/3/2019 (1)	8,175,000	8,175,000
Industrial Development Board of the City of Mobile Alabama, 1.420%, 6/1/2034, Call 9/6/2019 (1)	4,800,000	4,800,000
Mobile County Board of School Commissioners, 5.000%, 3/1/2027, Call 3/1/2026	4,015,000	4,821,332
Southeast Alabama Gas Supply District, 2.344%, (LIBOR 1 Month), 6/1/2024, Call 3/1/2024 (1)	7,000,000	6,939,800
Special Care Facilities Financing Authority of the City of Pell City Alabama, 5.000%, 12/1/2025, Call 12/1/2021	4,000,000	4,300,680
UAB Medicine Finance Authority:
4.000%, 9/1/2038, Call 9/1/2029	1,000,000	1,151,350
4.000%, 9/1/2044, Call 9/1/2029	2,470,000	2,791,767
5.000%, 9/1/2036, Call 3/1/2027	2,340,000	2,831,845
5.000%, 9/1/2037, Call 3/1/2027	2,030,000	2,448,139
5.000%, 9/1/2041, Call 3/1/2027	1,020,000	1,218,319

		55,733,726
Alaska — 0.4%
Alaska Housing Finance Corp.:
5.000%, 12/1/2027, Call 6/1/2022	1,065,000	1,176,548
5.000%, 12/1/2027, Call 6/1/2022	310,000	340,030
5.000%, 12/1/2028, Call 12/1/2024	2,500,000	2,946,875
5.000%, 6/1/2029, Call 12/1/2024	1,000,000	1,176,980
Borough of Matanuska-Susitna:
5.000%, 11/1/2022	500,000	559,890
5.000%, 4/1/2031, Call 4/1/2021	150,000	159,327
Borough of North Slope, 5.000%, 6/30/2024, Call 6/1/2021	1,020,000	1,090,074
City of Anchorage Electric Revenue, NATL-RE, 5.000%, 12/1/2024, Call 9/30/2019	305,000	305,845

		7,755,569
Arizona — 2.6%
Arizona Department of Transportation State Highway Fund Revenue, 5.250%, 7/1/2029, Call 7/1/2021	3,000,000	3,226,560
Arizona Health Facilities Authority, 5.000%, 2/1/2022	1,000,000	1,083,110
Arizona Industrial Development Authority:
3.550%, 7/15/2029, Call 7/15/2027 (3)	1,350,000	1,411,276
3.750%, 12/15/2029, Call 12/15/2027 (3)	570,000	599,840
5.000%, 3/1/2037, Call 9/1/2027 (3)	1,250,000	1,382,475
5.000%, 7/15/2039, Call 7/15/2027 (3)	1,325,000	1,472,088
5.000%, 12/15/2039, Call 12/15/2027 (3)	400,000	442,788
5.000%, 3/1/2042, Call 9/1/2027 (3)	1,000,000	1,094,270
5.000%, 7/15/2049, Call 7/15/2027 (3)	1,675,000	1,839,100
5.000%, 12/15/2049, Call 12/15/2027 (3)	700,000	763,833
5.750%, 7/15/2038, Call 7/15/2026 (3)	1,750,000	2,006,707
Arizona Transportation Board:
5.000%, 7/1/2022, Call 7/1/2020	1,260,000	1,300,648

5.000%, 7/1/2023, Call 7/1/2020	1,405,000	1,450,325
Chandler Industrial Development Authority, 5.000%, 6/3/2024 (1)	5,000,000	5,803,000
City of Goodyear Water & Sewer Revenue, 5.125%, 7/1/2025, Call 7/1/2020	345,000	355,902
City of Phoenix Civic Improvement Corp., 5.000%, 7/1/2026, Call 7/1/2020	1,050,000	1,083,873
City of Phoenix Civic Improvement Corp., BHAC FGIC, 5.500%, 7/1/2027 (2)	500,000	649,810
City of Phoenix Civic Improvement Corp.,NATL-RE:
5.500%, 7/1/2021 (2)	555,000	599,833
5.500%, 7/1/2036 (2)	530,000	793,659
City of Tucson, AGM, 5.000%, 7/1/2020	500,000	516,045
County of Pima Sewer System Revenue, 5.000%, 7/1/2027, Call 7/1/2022	1,450,000	1,602,714
Glendale Industrial Development Authority, 5.000%, 5/15/2023, Call 5/15/2020	500,000	512,965
Greater Arizona Development Authority, BHAC NATL-RE, 5.000%, 8/1/2027, Call 9/30/2019	155,000	155,428
Industrial Development Authority of the City of Phoenix:
3.000%, 7/1/2020 (3)	145,000	145,609
5.000%, 7/1/2031, Call 7/1/2026 (3)	3,000,000	3,336,360
La Paz County Industrial Development Authority:
5.000%, 2/15/2046, Call 2/15/2026 (3)	1,000,000	1,124,260
5.000%, 2/15/2048, Call 2/15/2028	1,185,000	1,370,287
Maricopa County Industrial Development Authority:
5.000%, 7/1/2035, Call 7/1/2026	2,325,000	2,539,365
5.000%, 7/1/2036, Call 7/1/2026 (3)	1,225,000	1,353,637
5.000%, 7/1/2036, Call 7/1/2026	750,000	861,247
Maricopa County Unified School District No. 60 Higley,AGM:
5.000%, 7/1/2023	1,000,000	1,141,990
5.000%, 7/1/2024	575,000	676,723
Salt Verde Financial Corp., 5.250%, 12/1/2022	110,000	122,636
State of Arizona,AGM:
5.000%, 10/1/2023, Call 4/1/2020	1,000,000	1,022,170
5.250%, 10/1/2024, Call 10/1/2019	5,000,000	5,015,600
Town of Marana, 5.000%, 7/1/2023	450,000	514,076
University Medical Center Corp., 5.000%, 7/1/2021	425,000	454,380
University of Arizona, 5.000%, 8/1/2026, Call 8/1/2021	455,000	486,172

		50,310,761
Arkansas — 0.7%
Arkansas Development Finance Authority:
5.000%, 2/1/2020	255,000	258,794
5.000%, 2/1/2021	315,000	330,438
5.000%, 2/1/2022	150,000	162,281
Arkansas Development Finance Authority,GNMA/FNMA/FHLMC:
4.000%, 1/1/2025, Call 7/1/2021	180,000	187,720
4.000%, 7/1/2025, Call 7/1/2021	390,000	406,793
Arkansas State University:
4.000%, 3/1/2021	390,000	406,154
4.000%, 3/1/2022	1,140,000	1,213,644
4.000%, 3/1/2023	985,000	1,071,976
City of Fayetteville, 3.300%, 11/1/2023	70,000	70,241
City of Maumelle, 2.600%, 3/1/2030, Call 3/1/2022	475,000	483,384
City of Springdale Sales & Use Tax Revenue:
3.000%, 11/1/2021	1,000,000	1,036,870
5.000%, 11/1/2028, Call 11/1/2022	1,000,000	1,110,870
City of Stuttgart, AGM, 3.800%, 6/1/2042, Call 6/1/2020	430,000	433,560
Conway Health Facilities Board, 4.250%, 8/1/2021	410,000	420,590
County of Greene, AGM, 4.000%, 3/1/2020, Call 9/30/2019	1,430,000	1,433,189
Henderson State University,BAM:
5.000%, 11/1/2022	905,000	1,005,935
5.000%, 11/1/2023, Call 11/1/2022	860,000	955,073
University of Arkansas:
5.000%, 12/1/2021	300,000	326,370
5.000%, 12/1/2022	520,000	585,307
5.000%, 12/1/2023, Call 12/1/2022	500,000	561,775
5.000%, 11/1/2030, Call 11/1/2024	1,000,000	1,172,450

		13,633,414
California — 7.0%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	515,000	532,309

Abag Finance Authority for Nonprofit Corps., CMI, 5.000%, 4/1/2020	1,000,000	1,023,920
ABC Unified School District, NATL-RE, 5.000%, 2/1/2021	1,250,000	1,322,463
Alvord Unified School District, AGM, 0.000%, 8/1/2046, Call 8/1/2036	1,150,000	1,361,278
Bay Area Toll Authority, 2.600%, (SIFMA Municipal Swap Index Yield), 4/1/2027, Call 10/1/2026 (1)	5,000,000	5,232,600
Bellevue Union School District,AGM:
0.000%, 8/1/2030	585,000	470,656
0.000%, 8/1/2031	615,000	469,251
Bonita Unified School District, 5.500%, 8/1/2035, Call 8/1/2021	940,000	1,022,748
Burbank Unified School District, 0.000%, 8/1/2031, Call 2/1/2025 (2)	1,325,000	1,308,570
California County Tobacco Securitization Agency, 4.000%, 6/1/2029, Call 9/30/2019	3,115,000	3,167,394
California Health Facilities Financing Authority:
5.000%, 7/1/2037, Call 7/1/2023	2,000,000	2,260,720
5.000%, 8/15/2042, Call 8/15/2027	1,000,000	1,206,680
California Infrastructure & Economic Development Bank, 1.878%, (LIBOR 1 Month), 8/1/2021, Call 2/1/2021 (1)	2,500,000	2,501,425
California Municipal Finance Authority, 5.000%, 2/1/2042, Call 2/1/2027	1,500,000	1,790,910
California State Public Works Board, 5.000%, 4/1/2037, Call 4/1/2022	1,000,000	1,091,650
California Statewide Communities Development Authority:
5.000%, 12/1/2031, Call 6/1/2026 (3)	1,000,000	1,162,990
5.000%, 12/1/2046, Call 6/1/2026 (3)	1,000,000	1,129,680
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2021	850,000	921,256
City of Fairfield, XLCA, 0.000%, 4/1/2022	1,205,000	1,165,898
City of Madera Water Revenue:
5.750%, 1/1/2026, Call 1/1/2020	1,550,000	1,574,676
6.500%, 1/1/2040, Call 1/1/2020	1,280,000	1,303,437
County of Los Angeles, AMBAC TCRs, 0.000%, 9/1/2020	600,000	592,806
County of San Joaquin, 5.000%, 4/1/2022	350,000	384,230
Duarte Unified School District, 5.125%, 8/1/2026 (2)	585,000	738,767
El Centro Financing Authority,AGM:
4.000%, 10/1/2021	460,000	488,345
5.000%, 10/1/2022	580,000	649,548
5.000%, 10/1/2023	800,000	925,656
Encinitas Union School District, 0.000%, 8/1/2035, Call 8/1/2032	500,000	668,485
Escondido Union High School District, 0.000%, 8/1/2032, Call 8/1/2025 (2)	1,250,000	1,434,788
Escondido Union High School District, AGC, 0.000%, 8/1/2031	480,000	377,635
Fresno Joint Powers Financing Authority, AGM, 5.000%, 4/1/2033, Call 4/1/2027	1,000,000	1,224,490
Fresno Unified School District, 0.000%, 8/1/2034, Call 8/1/2021	1,045,000	415,837
Fresno Unified School District, NATL-RE, 6.000%, 8/1/2026	2,890,000	3,468,867
Golden State Tobacco Securitization Corp.:
5.000%, 6/1/2028, Call 6/1/2027	1,000,000	1,215,500
5.000%, 6/1/2029, Call 6/1/2027	1,000,000	1,209,330
Hacienda La Puente Unified School District,AGM:
5.000%, 6/1/2022	400,000	443,432
5.000%, 6/1/2023	400,000	458,436
5.000%, 6/1/2024	775,000	916,484
5.000%, 6/1/2025	425,000	516,031
Imperial Community College District, AGC, 0.000%, 8/1/2028	330,000	278,678
Imperial County Local Transportation Authority, 5.000%, 6/1/2032, Call 6/1/2022	2,000,000	2,193,660
Jefferson School District/San Joaquin County, 0.000%, 8/1/2029, Call 8/1/2024	170,000	122,679
Jurupa Community Services District, 5.000%, 9/1/2029, Call 9/1/2020	375,000	389,194
Lakeside Union School District/Kern County, AGC, 0.000%, 9/1/2027	295,000	257,517
Long Beach Bond Finance Authority:
5.000%, 11/1/2025, Call 11/1/2021	1,000,000	1,085,350
5.000%, 11/1/2030, Call 11/1/2021	1,750,000	1,893,482
Lynwood Unified School District,AGM:
5.000%, 8/1/2024, Call 8/1/2023	620,000	710,154
5.000%, 8/1/2025, Call 8/1/2023	760,000	866,765
McKinleyville Union School District, AGM, 0.000%, 8/1/2041, Call 8/1/2026 (2)	165,000	193,781
McKinleyville Union School District,BAM:
0.000%, 8/1/2036, Call 8/1/2021	1,200,000	543,756
0.000%, 8/1/2037, Call 8/1/2021	1,980,000	844,371
Mendocino-Lake Community College District, AGM, 5.600%, 8/1/2031, Call 8/1/2026 (2)	300,000	381,684
Midpeninsula Regional Open Space District, 5.000%, 9/1/2029, Call 9/1/2022	2,000,000	2,248,460

Modesto Irrigation District, 5.000%, 7/1/2021	500,000	537,490
Mount Diablo Unified School District, AGM, 0.000%, 8/1/2035, Call 8/1/2025	2,125,000	2,251,501
Murrieta Valley Unified School District, NATL-RE, 0.000%, 9/1/2020	500,000	494,055
Norman Y Mineta San Jose International Airport SJC:
5.000%, 3/1/2041, Call 3/1/2027 (4)	1,000,000	1,199,880
5.000%, 3/1/2042, Call 3/1/2027	1,665,000	2,025,739
Northern California Gas Authority No. 1, 2.274%, (LIBOR 3 Month), 7/1/2027 (1)	1,915,000	1,881,775
Northern California Power Agency:
5.000%, 7/1/2031, Call 7/1/2022	500,000	552,955
5.000%, 7/1/2032, Call 7/1/2022	700,000	773,108
Orchard School District, NATL-RE, 0.000%, 8/1/2023	590,000	559,308
Pasadena Public Financing Authority, 0.000%, 3/1/2029	2,000,000	1,683,660
Roseville Joint Union High School District, 0.000%, 8/1/2022	305,000	293,828
Sacramento Redevelopment Agency Successor Agency,BAM:
5.000%, 12/1/2027, Call 12/1/2025	235,000	285,680
5.000%, 12/1/2028, Call 12/1/2025	425,000	516,804
5.000%, 12/1/2030, Call 12/1/2025	1,000,000	1,209,930
5.000%, 12/1/2031, Call 12/1/2025	2,000,000	2,413,000
San Francisco City & County Airport Comm-San Francisco International Airport:
4.000%, 5/1/2050, Call 5/1/2029 (5)	2,700,000	3,034,206
5.000%, 5/1/2024, Call 5/1/2021	745,000	795,451
5.000%, 5/1/2024, Call 5/1/2021	295,000	314,417
5.000%, 5/1/2038, Call 5/1/2029 (5)	4,220,000	5,280,866
5.000%, 5/1/2039, Call 5/1/2029 (5)	4,900,000	6,111,133
5.000%, 5/1/2040, Call 5/1/2029 (5)	5,335,000	6,631,405
5.000%, 5/1/2044, Call 5/1/2029	5,500,000	6,783,700
San Jose Financing Authority, 5.000%, 6/1/2039, Call 6/1/2023	1,435,000	1,627,089
San Jose Unified School District, NATL-RE, 0.000%, 8/1/2027	1,495,000	1,327,037
San Miguel Joint Union School District,AGM:
0.000%, 6/15/2020	415,000	411,207
0.000%, 6/15/2021	490,000	479,338
0.000%, 6/15/2022	505,000	486,371
Santa Ana Unified School District, 0.000%, 8/1/2021	500,000	487,690
Santa Barbara County College School District:
0.000%, 8/1/2027	365,000	319,200
0.000%, 8/1/2031	470,000	365,439
State of California:
5.000%, 4/1/2036, Call 4/1/2029	4,500,000	5,847,075
5.250%, 9/1/2025, Call 9/1/2021	2,045,000	2,218,027
6.000%, 3/1/2033, Call 3/1/2020	1,550,000	1,587,680
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 10/1/2019 (1)	1,365,000	1,367,170
Vallejo City Unified School District, NATL-RE, 5.900%, 8/1/2025	1,225,000	1,440,490
Walnut Creek Elementary School District Contra Costa County, 0.000%, 9/1/2023	1,560,000	1,480,081
Watereuse Finance Authority, BAM TCRs, 5.500%, 5/1/2036, Call 5/1/2024	2,635,000	3,126,217

West Contra Costa Unified School District, AGM NATL-RE FGIC, 0.000%, 8/1/2025	310,000	283,535
West Kern Water District, 5.000%, 6/1/2028, Call 6/1/2021	2,000,000	2,130,620
Westminster School District, BAM, 0.000%, 8/1/2048, Call 8/1/2023	7,045,000	1,205,188
Windsor Unified School District,AGM:
0.000%, 8/1/2020	105,000	103,884
0.000%, 8/1/2023	240,000	226,985
0.000%, 8/1/2024, Call 8/1/2023	330,000	297,997
0.000%, 8/1/2025, Call 8/1/2023	270,000	231,798
0.000%, 8/1/2026, Call 8/1/2023	330,000	268,293
0.000%, 8/1/2028, Call 8/1/2023	420,000	305,638

		133,412,649
Colorado — 3.4%
Adams & Arapahoe Joint School District 28J Aurora, SAW, 5.000%, 12/1/2031, Call 12/1/2026	5,000,000	6,235,700
Adams County School District No. 14,SAW:
5.000%, 12/1/2024	500,000	596,390
5.000%, 12/1/2026, Call 12/1/2024	355,000	426,887
5.000%, 12/1/2027, Call 12/1/2024	500,000	600,225
Arkansas River Power Authority, 5.000%, 10/1/2043, Call 10/1/2028	2,250,000	2,628,495
City & County of Denver, 5.000%, 8/1/2041, Call 8/1/2026	8,000,000	9,643,280

City & County of Denver Airport System Revenue:
5.000%, 11/15/2021	500,000	542,520
5.000%, 11/15/2029, Call 11/15/2027	4,945,000	6,210,079
5.000%, 11/15/2030, Call 11/15/2027	5,010,000	6,254,885
5.000%, 12/1/2048, Call 12/1/2028	3,000,000	3,661,350
Colorado Educational & Cultural Facilities Authority:
4.000%, 12/15/2025	535,000	573,242
5.000%, 9/1/2020 (2)	1,060,000	1,098,944
5.000%, 9/1/2021 (2)	865,000	927,877
Colorado Health Facilities Authority:
3.125%, 5/15/2027, Call 5/15/2020	250,000	251,258
4.000%, 11/15/2038, Call 11/15/2029	1,000,000	1,166,280
4.000%, 11/15/2043, Call 11/15/2029	1,000,000	1,145,420
4.000%, 8/1/2044, Call 8/1/2029	2,000,000	2,216,240
4.000%, 8/1/2049, Call 8/1/2029	2,000,000	2,201,680
4.500%, 2/1/2020	455,000	459,741
5.000%, 9/1/2019	560,000	560,000
5.000%, 2/1/2021	475,000	494,518
5.000%, 9/1/2022	750,000	829,815
5.000%, 12/1/2023	215,000	245,025
5.000%, 2/1/2024	420,000	469,279
5.000%, 6/1/2047, Call 6/1/2027	1,000,000	1,262,400
5.250%, 1/1/2025, Call 1/1/2020	460,000	466,150
5.250%, 5/15/2037, Call 5/15/2027	1,000,000	1,159,540
Commerce City Northern Infrastructure General Improvement District,AGM:
5.000%, 12/1/2020	785,000	823,638
5.000%, 12/1/2021	725,000	786,871
5.000%, 12/1/2022	1,185,000	1,328,172
County of Boulder, 5.000%, 12/1/2025, Call 12/1/2020	475,000	497,030

Denver City & County School District No. 1, SAW, 5.000%, 12/1/2032, Call 12/1/2022	1,500,000	1,689,870
Denver Convention Center Hotel Authority:
5.000%, 12/1/2033, Call 12/1/2026	1,000,000	1,177,790
5.000%, 12/1/2034, Call 12/1/2026	1,000,000	1,177,540
Denver Health & Hospital Authority, 5.500%, 12/1/2019	615,000	621,408
Park Creek Metropolitan District, 5.000%, 12/1/2030, Call 12/1/2025	1,895,000	2,249,270
Rangely Hospital District, 6.000%, 11/1/2026, Call 11/1/2021	2,000,000	2,167,100

Weld County School District No. RE-7 Platte Valley, SAW, 4.000%, 12/1/2023, Call 12/1/2020	1,140,000	1,181,029

		66,026,938
Connecticut — 1.6%
City of New Haven,AGM:
5.000%, 8/1/2023	295,000	339,259
5.000%, 8/1/2023	1,765,000	1,997,080
Connecticut Housing Finance Authority, 3.600%, 11/15/2030, Call 11/15/2024	305,000	326,402
Connecticut State Health & Educational Facilities Authority:
4.000%, 7/1/2041, Call 7/1/2029	3,000,000	3,367,590
4.000%, 7/1/2049, Call 7/1/2029	2,500,000	2,770,950
5.000%, 7/1/2029, Call 7/1/2028	1,000,000	1,272,770
State of Connecticut:
5.000%, 3/15/2027, Call 3/15/2026	2,155,000	2,631,557
5.000%, 4/15/2028	1,250,000	1,593,675
5.000%, 4/15/2030, Call 4/15/2029	1,150,000	1,480,360
5.000%, 4/15/2034, Call 4/15/2027	3,000,000	3,648,000
University of Connecticut:
5.000%, 3/15/2032, Call 3/15/2026	2,000,000	2,400,860
5.000%, 1/15/2033, Call 1/15/2027	4,000,000	4,882,680
5.000%, 11/1/2034, Call 11/1/2028	1,000,000	1,254,800
5.000%, 11/1/2035, Call 11/1/2028	1,000,000	1,251,040
5.000%, 11/1/2036, Call 11/1/2028	1,485,000	1,852,433

		31,069,456
Delaware — 0.4%
City of Wilmington, 5.000%, 10/1/2025, Call 10/1/2023	3,715,000	4,285,624
Delaware State Economic Development Authority:

5.000%, 6/1/2036, Call 6/1/2026	500,000	550,965
5.000%, 6/1/2046, Call 6/1/2026	1,000,000	1,084,320
Sustainable Energy Utility, Inc., 5.000%, 9/15/2034, Call 9/15/2021	1,580,000	1,693,412

		7,614,321
District of Columbia — 0.4%
District of Columbia:
5.000%, 10/1/2025, Call 10/1/2021	1,865,000	2,002,935
5.000%, 6/1/2036, Call 6/1/2026	2,500,000	2,902,375
5.000%, 12/1/2036, Call 12/1/2021	500,000	540,120
Washington Convention & Sports Authority, 5.000%, 10/1/2030, Call 10/1/2027	1,500,000	1,893,180

		7,338,610
Florida — 5.4%
Central Florida Expressway Authority, 4.000%, 7/1/2041, Call 7/1/2027	4,000,000	4,481,320
City of Atlantic Beach:
5.000%, 11/15/2043, Call 11/15/2025	1,085,000	1,253,056
5.000%, 11/15/2048, Call 11/15/2025	1,750,000	2,013,602
City of Boynton Beach Utility System Revenue, AGM, 5.000%, 11/1/2027, Call 11/1/2021	1,000,000	1,079,090
City of Gulf Breeze, 5.000%, 12/1/2023, Call 12/1/2020	2,000,000	2,093,020
City of Lakeland Department of Electric Utilities, AGM, 5.250%, 10/1/2028	1,250,000	1,680,800
City of North Port, BAM, 5.000%, 7/1/2022	200,000	220,242
City of Orlando, AGM, 5.000%, 11/1/2035, Call 11/1/2027	2,270,000	2,795,982
City of Sunrise,NATL-RE:
0.000%, 10/1/2019	905,000	904,231
0.000%, 10/1/2020	975,000	962,227
0.000%, 10/1/2021	175,000	170,322
City of Sunrise Utility System Revenue, 4.000%, 10/1/2019	540,000	541,210
City of Tallahassee:
5.000%, 12/1/2026, Call 12/1/2025	450,000	536,927
5.000%, 12/1/2027, Call 12/1/2025	400,000	475,544
City of Tampa, 5.250%, 11/15/2026, Call 5/15/2020	2,000,000	2,058,020
City of Tampa, AMBAC, 0.000%, 4/1/2021	460,000	449,816
Columbia County School Board, BAM, 5.000%, 7/1/2026, Call 7/1/2025	495,000	593,852
County of Broward, AGM, 5.000%, 4/1/2033, Call 4/1/2023	740,000	816,634
County of Broward Airport System Revenue:
5.000%, 10/1/2026, Call 10/1/2025 (4)	750,000	907,582
5.000%, 10/1/2031, Call 10/1/2025 (4)	1,000,000	1,187,590
County of Lee County Water & Sewer Revenue, 5.000%, 10/1/2029, Call 10/1/2022	2,000,000	2,215,420
County of Manatee, 1.410%, 9/1/2024, Call 9/6/2019 (1)	3,000,000	3,000,000
County of Miami-Dade, AGC, 0.000%, 10/1/2021	610,000	594,158
County of Miami-Dade Aviation Revenue:
4.000%, 10/1/2044, Call 10/1/2029	1,000,000	1,132,030
5.000%, 10/1/2025, Call 10/1/2024	800,000	950,792
5.000%, 10/1/2044, Call 10/1/2029	3,000,000	3,734,250
5.500%, 10/1/2026, Call 10/1/2020	450,000	471,299
5.500%, 10/1/2026, Call 10/1/2020	1,450,000	1,519,426
County of Miami-Dade Aviation Revenue, AGC, 5.000%, 10/1/2029, Call 10/1/2019	400,000	401,188
County of Miami-Dade Water & Sewer System Revenue:
5.000%, 10/1/2033, Call 10/1/2025	2,000,000	2,397,160
5.250%, 10/1/2029, Call 10/1/2023	100,000	115,489
County of Orange Sales Tax Revenue, 5.000%, 1/1/2027, Call 1/1/2022	5,810,000	6,315,528
County of St. Johns,AGM:
5.000%, 10/1/2020	1,625,000	1,692,892
5.000%, 10/1/2021	1,110,000	1,200,898
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2032, Call 1/1/2025	1,445,000	1,697,037
Florida Development Finance Corp., 1.900%, 3/17/2020 (1)	10,770,000	10,773,446
Florida Housing Finance Corp., GNMA/FNMA/FHLMC, 4.450%, 1/1/2030, Call 7/1/2021	260,000	264,615
Halifax Hospital Medical Center:
5.000%, 6/1/2026	1,525,000	1,844,045
5.000%, 6/1/2027, Call 6/1/2026	1,295,000	1,564,943
Lee County Industrial Development Authority, 5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,090,640
Lee County School Board, 5.000%, 8/1/2028, Call 8/1/2024	2,500,000	2,923,300

Miami-Dade County Educational Facilities Authority, 5.000%, 4/1/2031, Call 4/1/2025	2,000,000	2,353,000
Miami-Dade County Industrial Development Authority, 2.125%, 11/1/2019 (1)	4,400,000	4,405,544
Monroe County School District, 5.000%, 6/1/2034, Call 6/1/2027	1,000,000	1,231,020
Palm Beach County Health Facilities Authority:
5.000%, 5/15/2036, Call 5/15/2027	1,000,000	1,167,340
5.000%, 5/15/2037, Call 5/15/2027	1,000,000	1,164,890
5.000%, 11/15/2045, Call 11/15/2025	4,000,000	4,663,680
Polk County Housing Finance Authority, GNMA COLL, 5.000%, 9/1/2029, Call 8/1/2020	150,000	155,625
Polk County Industrial Development Authority:
5.000%, 1/1/2029, Call 1/1/2025	400,000	464,668
5.000%, 1/1/2039, Call 1/1/2025	300,000	340,029
5.000%, 1/1/2049, Call 1/1/2025	1,000,000	1,122,250
Sarasota County Health Facilities Authority:
5.000%, 1/1/2030, Call 1/1/2025	750,000	856,058
5.000%, 1/1/2031, Call 1/1/2025	935,000	1,063,188
5.000%, 1/1/2032, Call 1/1/2025	1,100,000	1,246,091
Sarasota County Public Hospital District, 5.000%, 7/1/2041, Call 7/1/2028	5,000,000	6,085,950
St. Lucie County School Board, AGM, 5.000%, 7/1/2022, Call 7/1/2021	2,500,000	2,660,650
Sumter County Industrial Development Authority, 5.000%, 7/1/2020	500,000	515,755
Town of Davie:
5.000%, 4/1/2021	615,000	650,953
5.000%, 4/1/2022	830,000	906,958

Volusia County Educational Facility Authority, AGM, 5.000%, 10/15/2029, Call 10/15/2021	730,000	789,159

		103,962,431
Georgia — 4.8%
Appling County Development Authority, 1.460%, 9/1/2041, Call 10/7/2019 (1)	500,000	500,000
Bartow County Development Authority, 1.550%, 8/19/2022 (1)	2,000,000	1,995,540
Burke County Development Authority:
2.250%, 5/25/2023 (1)	3,000,000	3,063,570
2.925%, 3/12/2024 (1)	4,250,000	4,473,210
Carroll City-County Hospital Authority,County Guarantee:
5.000%, 7/1/2023, Call 7/1/2020	1,185,000	1,222,932
5.000%, 7/1/2023, Call 7/1/2020	1,605,000	1,654,482
5.000%, 7/1/2024, Call 7/1/2020	695,000	717,247
5.000%, 7/1/2024, Call 7/1/2020	945,000	973,983
City of Atlanta Department of Aviation:
5.000%, 1/1/2031, Call 1/1/2024	1,000,000	1,149,070
5.000%, 1/1/2032, Call 1/1/2024	2,500,000	2,865,900
5.000%, 1/1/2033, Call 1/1/2024	1,000,000	1,144,550
5.000%, 1/1/2034, Call 1/1/2024	1,000,000	1,142,740
City of Atlanta Water & Wastewater Revenue:
5.000%, 11/1/2040, Call 11/1/2027	1,000,000	1,239,650
5.000%, 11/1/2043, Call 11/1/2027	3,000,000	3,701,220
City of Atlanta Water & Wastewater Revenue, NATL-RE, 5.500%, 11/1/2022	1,000,000	1,096,530
Cobb County Kennestone Hospital Authority, 5.000%, 4/1/2031, Call 4/1/2021	3,000,000	3,152,370
Floyd County Hospital Authority,County Guarantee:
5.000%, 7/1/2020	1,335,000	1,376,385
5.000%, 7/1/2021	1,155,000	1,231,161
5.000%, 7/1/2027, Call 7/1/2022	1,250,000	1,365,213
Gainesville & Hall County Development Authority:
5.000%, 3/1/2027	750,000	824,850
5.000%, 3/1/2037, Call 3/1/2027	500,000	565,185
5.000%, 3/1/2047, Call 3/1/2027	3,000,000	3,352,170
Gainesville & Hall County Hospital Authority:
5.000%, 2/15/2036, Call 2/15/2027	1,500,000	1,788,315
5.000%, 2/15/2037, Call 2/15/2027	2,000,000	2,378,300
5.000%, 2/15/2042, Call 2/15/2027	3,000,000	3,536,970
Jefferson City School District, SAW, 5.250%, 2/1/2029, Call 2/1/2021	1,350,000	1,429,245
Main Street Natural Gas, Inc.:
1.920%, (SIFMA Municipal Swap Index Yield), 12/1/2023, Call 9/1/2023 (1)	5,000,000	4,979,750
2.244%, (LIBOR 1 Month), 9/1/2023, Call 6/1/2023 (1)	7,000,000	7,043,750
2.324%, (LIBOR 1 Month), 12/1/2023, Call 9/1/2023 (1)	5,000,000	5,020,000

4.000%, 12/2/2024, Call 9/1/2024 (1)	6,000,000	6,824,700
5.000%, 5/15/2030, Call 5/15/2029	2,750,000	3,477,237
5.000%, 5/15/2031, Call 5/15/2029	4,000,000	5,024,960
Monroe County Development Authority, 2.250%, 7/1/2025, Call 6/13/2024	3,000,000	3,074,850
Private Colleges & Universities Authority, 5.000%, 10/1/2020	575,000	596,873
South Fulton Municipal Regional Water & Sewer Authority,BAM:
5.000%, 1/1/2023	800,000	896,024
5.000%, 1/1/2024	1,000,000	1,153,160
5.000%, 1/1/2025, Call 1/1/2024	700,000	815,486
South Regional Joint Development Authority, 5.250%, 8/1/2023	25,000	28,677
Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.000%, 10/1/2025, Call 10/1/2021	2,940,000	3,175,200

Winder-Barrow Industrial Building Authority, AGM, 5.000%, 12/1/2029, Call 12/1/2021	1,000,000	1,080,240

		91,131,695
Guam — 0.1%
Territory of Guam:
5.000%, 12/1/2032, Call 12/1/2026	1,310,000	1,514,923
5.000%, 12/1/2033, Call 12/1/2026	1,000,000	1,154,000

		2,668,923
Hawaii — 0.1%
City & County of Honolulu:
5.000%, 10/1/2022	500,000	559,955
5.000%, 10/1/2023	500,000	578,535

		1,138,490
Idaho — 0.1%

Canyon County School District No. 131 Nampa, School Bond Gty, 5.000%, 9/15/2023	1,000,000	1,149,420

Illinois — 18.3%
Bureau County Township High School District No. 502, BAM, 6.625%, 10/1/2043, Call 12/1/2023	3,400,000	4,176,322
Chicago Board of Education:
5.000%, 4/1/2042, Call 4/1/2028	1,500,000	1,721,100
5.000%, 4/1/2046, Call 4/1/2028	1,250,000	1,426,200
6.000%, 4/1/2046, Call 4/1/2027	1,500,000	1,818,255
Chicago Board of Education,NATL-RE:
0.000%, 12/1/2022	365,000	338,282
5.000%, 12/1/2019	70,000	70,545
5.250%, 12/1/2021	1,000,000	1,066,930
Chicago Housing Authority,HUD SEC 8:
5.000%, 1/1/2023	710,000	792,275
5.000%, 1/1/2037, Call 1/1/2028	2,500,000	3,007,975
Chicago O’Hare International Airport:
5.000%, 1/1/2026, Call 1/1/2025 (4)	1,500,000	1,767,435
5.000%, 1/1/2031, Call 1/1/2025 (4)	1,000,000	1,162,690
5.000%, 1/1/2037, Call 1/1/2029	1,200,000	1,481,448
5.000%, 1/1/2038, Call 1/1/2027	2,290,000	2,765,564
5.000%, 1/1/2038, Call 1/1/2029	4,250,000	5,230,390
5.000%, 1/1/2039, Call 1/1/2029	1,250,000	1,534,475
5.250%, 1/1/2030, Call 1/1/2020	2,595,000	2,629,020
Chicago O’Hare International Airport, AGC, 5.250%, 1/1/2026, Call 1/1/2020	775,000	785,695
Chicago Park District:
5.000%, 1/1/2023, Call 1/1/2022	1,060,000	1,138,578
5.000%, 1/1/2025, Call 7/1/2020	230,000	236,171
5.000%, 1/1/2026, Call 1/1/2021	730,000	760,915
5.000%, 1/1/2028, Call 1/1/2024	2,500,000	2,820,750
5.000%, 1/1/2031, Call 1/1/2026	1,790,000	2,073,321
5.000%, 1/1/2040, Call 1/1/2026	1,000,000	1,131,920
Chicago Transit Authority, 5.000%, 12/1/2046, Call 12/1/2026	3,000,000	3,448,860
City of Chicago:
5.000%, 1/1/2039, Call 1/1/2029	6,500,000	7,485,660
5.000%, 1/1/2040, Call 1/1/2029	10,900,000	12,520,285
5.000%, 1/1/2044, Call 1/1/2029	3,750,000	4,274,250

5.500%, 1/1/2035, Call 1/1/2029	2,000,000	2,430,880
6.000%, 1/1/2038, Call 1/1/2027	10,000,000	12,004,400
City of Chicago Wastewater Transmission Revenue:
5.000%, 1/1/2031, Call 1/1/2025	3,715,000	4,252,300
5.000%, 1/1/2032, Call 1/1/2027	2,000,000	2,376,540
5.000%, 1/1/2035, Call 1/1/2027	3,310,000	3,905,502
5.000%, 1/1/2039, Call 1/1/2025	500,000	562,020
City of Chicago Waterworks Revenue:
5.000%, 11/1/2025	2,000,000	2,388,220
5.000%, 11/1/2027, Call 11/1/2026	2,500,000	3,019,175
5.000%, 11/1/2027, Call 11/1/2026	1,000,000	1,207,670
5.000%, 11/1/2028, Call 11/1/2026	1,000,000	1,202,030
5.000%, 11/1/2029, Call 11/1/2026	1,000,000	1,197,150
City of Chicago Waterworks Revenue, AGM, 5.000%, 11/1/2027, Call 9/30/2019	60,000	60,176
City of Springfield, 5.000%, 12/1/2022	905,000	997,916
City of Springfield Electric Revenue:
5.000%, 3/1/2028, Call 3/1/2025	1,000,000	1,176,400
5.000%, 3/1/2029, Call 3/1/2025	1,000,000	1,173,340
Cook County Community Consolidated School District No. 65 Evanston:
0.000%, 12/1/2027, Call 12/1/2024	300,000	234,459
0.000%, 12/1/2029, Call 12/1/2024	400,000	281,908
0.000%, 12/1/2030, Call 12/1/2024	1,130,000	757,948
0.000%, 12/1/2031, Call 12/1/2024	1,500,000	952,740
Cook County School District No 63 East Maine, 5.000%, 12/1/2027	2,350,000	2,967,016
Cook County School District No. 103 Lyons, AGM, 0.000%, 12/1/2021	850,000	819,383
Cook County School District No. 124 Evergreen Park, BAM, 4.000%, 12/1/2020	450,000	465,251
Cook County School District No. 144 Prairie Hills,AGM:
0.000%, 12/1/2028	2,830,000	2,285,395
0.000%, 12/1/2029	2,580,000	2,011,884
Cook County School District No. 83 Mannheim, 5.625%, 6/1/2033	2,980,000	3,829,985
Cook County Township High School District No. 201 J Sterling Morton, AMBAC, 0.000%, 12/1/2019	675,000	672,273
Cook County Township High School District No. 220 Reavis, 6.000%, 12/1/2030, Call 12/1/2023	1,000,000	1,181,630
Cook County Township High School District No. 220 Reavis,BAM:
6.000%, 12/1/2031, Call 12/1/2023	2,035,000	2,413,673
6.000%, 12/1/2032, Call 12/1/2023	2,160,000	2,550,701
6.000%, 6/1/2033, Call 12/1/2023	2,235,000	2,638,730
County of Cook:
5.000%, 11/15/2029, Call 11/15/2026	3,270,000	3,920,730
5.000%, 11/15/2030, Call 11/15/2026	2,750,000	3,281,272
5.250%, 11/15/2023, Call 11/15/2020	350,000	366,020
County of Cook, BAM TCRs, 5.000%, 11/15/2023	1,000,000	1,140,420
County of Cook Sales Tax Revenue:
5.250%, 11/15/2035, Call 11/15/2027	1,520,000	1,868,566
5.250%, 11/15/2036, Call 11/15/2027	3,000,000	3,678,270
County of St. Clair:
5.250%, 10/1/2024, Call 10/1/2019	485,000	486,494
5.250%, 10/1/2024, Call 10/1/2019	215,000	215,660
5.250%, 10/1/2027, Call 10/1/2019	835,000	837,572
5.250%, 10/1/2027, Call 10/1/2019	315,000	315,967
County of St. Clair Highway Revenue, 5.500%, 1/1/2038, Call 1/1/2023	825,000	936,688
DeKalb County Community Unit School District No. 424 Genoa-Kingston, AMBAC, 0.000%, 1/1/2020	600,000	596,976
DeKalb County Community Unit School District No. 428 DeKalb:
0.000%, 1/1/2025, Call 7/1/2020	400,000	308,460
0.000%, 1/1/2028, Call 7/1/2020	1,000,000	637,580
DeKalb Kane & LaSalle Counties Community College District No. 523 Kishwaukee, 0.000%, 2/1/2035, Call 2/1/2021	470,000	175,089
DuPage County School District No. 16 Queen Bee, NATL-RE FGIC, 0.000%, 11/1/2019	530,000	528,521
Frankfort Square Park District, AMBAC, 0.000%, 1/1/2022	670,000	625,418
Illinois Development Finance Authority,AGM:
0.000%, 1/1/2020	450,000	448,209
0.000%, 1/1/2020	500,000	497,510

0.000%, 1/1/2021	95,000	93,433
0.000%, 1/1/2021	160,000	156,979
Illinois Finance Authority:
5.000%, 5/15/2023	445,000	492,829
5.000%, 11/15/2023, Call 11/15/2022	215,000	238,981
5.000%, 8/15/2024	250,000	288,038
5.000%, 5/15/2025	1,000,000	1,117,860
5.000%, 11/15/2026, Call 11/15/2025	1,000,000	1,205,080
5.000%, 11/15/2027, Call 11/15/2025	500,000	600,675
5.000%, 11/1/2029, Call 11/1/2026	2,000,000	2,392,820
5.000%, 5/15/2030, Call 5/15/2025	1,000,000	1,099,030
5.000%, 1/1/2036, Call 1/1/2027	2,000,000	2,352,600
5.000%, 12/1/2037, Call 12/1/2027	1,000,000	1,150,440
5.000%, 8/1/2042, Call 8/1/2027	580,000	668,380
5.000%, 5/15/2043, Call 11/15/2028	5,000,000	6,023,800
5.000%, 1/1/2044, Call 1/1/2028	5,000,000	5,816,950
5.000%, 10/1/2044, Call 10/1/2029	1,000,000	1,231,580
5.000%, 8/1/2046, Call 8/1/2027	515,000	591,534
5.000%, 8/1/2047, Call 8/1/2027	750,000	861,157
5.000%, 12/1/2047, Call 12/1/2027	1,000,000	1,130,560
5.000%, 10/1/2049, Call 10/1/2029	1,250,000	1,529,512
5.250%, 2/15/2030, Call 2/15/2020	250,000	254,603
6.000%, 10/1/2024, Call 10/1/2021	1,010,000	1,069,863
6.000%, 8/15/2041, Call 8/15/2021	2,665,000	2,879,746
6.875%, 10/1/2043, Call 10/1/2021	3,000,000	3,199,560
Illinois Housing Development Authority, GNMA/FNMA/FHLMC, 2.450%, 6/1/2043, Call 1/1/2023	487,593	489,309
Illinois State Toll Highway Authority:
5.000%, 1/1/2026	2,180,000	2,652,951
5.000%, 1/1/2028, Call 1/1/2023	1,000,000	1,117,260
5.000%, 1/1/2029, Call 1/1/2023	1,000,000	1,120,650
5.000%, 1/1/2030, Call 1/1/2026	1,000,000	1,205,100
5.000%, 1/1/2031, Call 1/1/2029	500,000	640,555
5.000%, 12/1/2032, Call 1/1/2026	7,790,000	9,302,428
5.000%, 1/1/2044, Call 7/1/2029	7,000,000	8,669,570
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland, NATL-RE, 0.000%, 2/1/2023	5,450,000	5,146,271
Kane Cook & DuPage Counties School District No. U-46 Elgin,AMBAC:
0.000%, 1/1/2023	350,000	335,129
0.000%, 1/1/2023	650,000	614,439
Kane McHenry Cook & De Kalb Counties Unit School District No. 300:
5.000%, 1/1/2023	1,000,000	1,117,950
5.000%, 1/1/2024	1,000,000	1,148,170
5.000%, 1/1/2026, Call 1/1/2025	4,000,000	4,713,160
5.250%, 1/1/2033, Call 1/1/2023	900,000	1,015,092
Knox & Warren Counties Community Unit School District No. 205 Galesburg, 6.125%, 1/1/2036, Call 1/1/2021	1,435,000	1,521,043
Lake County School District No. 33 Emmons,XLCA:
0.000%, 12/1/2026	525,000	441,950
0.000%, 12/1/2028	335,000	262,027
Lake County School District No. 56 Gurnee, 5.000%, 1/1/2024	440,000	505,195
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, AGM FGIC, 0.000%, 1/1/2024	500,000	459,305
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley,NATL-RE:
0.000%, 1/1/2021	1,070,000	1,052,345
0.000%, 1/1/2021	830,000	810,487
McHenry County Community Unit School District No. 12 Johnsburg,AGM:
5.000%, 1/1/2020	550,000	556,133
5.000%, 1/1/2021	810,000	844,749
5.000%, 1/1/2022	895,000	961,525
Metropolitan Pier & Exposition Authority,NATL-RE:
0.000%, 6/15/2020	440,000	434,157
0.000%, 12/15/2023	20,000	18,881
0.000%, 12/15/2023	835,000	764,142

0.000%, 6/15/2024	1,000,000	903,100
5.700%, 6/15/2023	1,710,000	1,999,075
5.700%, 6/15/2023	1,820,000	2,072,434
Metropolitan Water Reclamation District of Greater Chicago, 5.000%, 12/1/2031, Call 12/1/2026	3,500,000	4,244,100
Peoria Public Building Commission, AGM, 5.000%, 12/1/2029, Call 12/1/2027 (5)	2,000,000	2,470,160
Railsplitter Tobacco Settlement Authority:
5.000%, 6/1/2027, Call 6/1/2026	2,000,000	2,435,380
5.250%, 6/1/2021	1,120,000	1,194,536
Sales Tax Securitization Corp.:
5.000%, 1/1/2029, Call 1/1/2028	1,000,000	1,209,970
5.000%, 1/1/2030, Call 1/1/2028	1,450,000	1,741,798
5.000%, 1/1/2031, Call 1/1/2028	2,000,000	2,387,720
5.250%, 1/1/2043, Call 1/1/2029	5,000,000	5,968,900
South Suburban College Community School District No. 510, AGC, 0.000%, 12/1/2025	1,000,000	884,210
Southern Illinois University, BAM, 5.000%, 4/1/2026, Call 4/1/2025	1,175,000	1,389,437
Southwestern Illinois Development Authority:
5.000%, 10/15/2029, Call 10/15/2025	1,780,000	2,070,959
5.000%, 10/15/2032, Call 10/15/2025	1,335,000	1,546,851
St. Clair County Community Unit School District No. 187 Cahokia, AGM, 5.000%, 1/1/2020	630,000	637,604
State of Illinois:
5.000%, 3/1/2020	500,000	508,045
5.000%, 6/1/2020	9,900,000	10,139,481
5.000%, 8/1/2020	2,000,000	2,059,020
5.000%, 4/1/2024, Call 4/1/2023	500,000	544,040
5.000%, 11/1/2025	7,000,000	8,027,460
5.000%, 2/1/2027	5,000,000	5,854,350
5.000%, 10/1/2028	4,700,000	5,629,425
5.000%, 2/1/2029, Call 2/1/2027	1,000,000	1,163,180
5.000%, 11/1/2029, Call 11/1/2027	5,000,000	5,830,100
5.000%, 6/15/2034, Call 6/15/2028	5,000,000	5,787,950
6.500%, 6/15/2022	195,000	202,925
State of Illinois, AGM, 5.000%, 4/1/2028, Call 4/1/2023	3,205,000	3,551,204
Tazewell County School District No. 51 Washington Central, NATL-RE, 9.000%, 12/1/2025	165,000	233,025
Town of Cicero,AGM:
5.000%, 1/1/2020	1,000,000	1,011,610
5.000%, 1/1/2021	1,000,000	1,043,570
Village of Bolingbrook, AGM, 5.000%, 1/1/2025, Call 1/1/2020	1,425,000	1,441,102
Village of Elwood,AGC:
0.000%, 3/1/2024, Call 9/1/2019	250,000	199,608
0.000%, 3/1/2026, Call 9/1/2019	1,280,000	913,690
Village of Franklin Park,BAM:
4.000%, 10/1/2019	420,000	420,869
4.000%, 10/1/2020	615,000	633,198
5.000%, 10/1/2022, Call 10/1/2021	730,000	782,436
5.000%, 10/1/2023, Call 10/1/2021	685,000	733,621
5.000%, 10/1/2024, Call 10/1/2021	425,000	455,779
5.000%, 10/1/2025, Call 10/1/2021	920,000	987,528
Village of Justice, AMBAC, 0.000%, 1/1/2021	635,000	616,826
Will & Kankakee Counties School District No. 255:
5.000%, 6/1/2026, Call 6/1/2025	500,000	579,150
5.000%, 6/1/2029, Call 6/1/2025	600,000	688,446
Will County Community High School District No. 210 Lincoln-Way:
5.000%, 1/1/2027, Call 1/1/2023	1,250,000	1,335,975
5.000%, 1/1/2028, Call 1/1/2023	3,500,000	3,734,465
5.000%, 1/1/2030, Call 1/1/2023	2,000,000	2,126,280
Will County Community Unit School District No. 201-U Crete-Monee,NATL-RE:
0.000%, 11/1/2020	245,000	241,546
0.000%, 11/1/2020	1,755,000	1,722,673
0.000%, 11/1/2021	55,000	53,472
0.000%, 11/1/2021	245,000	236,045
0.000%, 11/1/2022	60,000	57,413

0.000%, 11/1/2022	190,000	179,385
Will County School District No 114 Manhattan, NATL-RE, 0.000%, 12/1/2020	550,000	536,888
Will County School District No. 114 Manhattan,NATL-RE:
0.000%, 12/1/2020	630,000	620,481
0.000%, 12/1/2023	1,600,000	1,458,048
Will County Township High School District No. 204 Joliet, 6.250%, 1/1/2031, Call 1/1/2021	500,000	532,510
Will Grundy Counties Community College District No. 525, 5.250%, 6/1/2036, Call 12/1/2023	3,400,000	3,879,944
Winnebago & Boone Counties School District No. 205 Rockford:
0.000%, 2/1/2020	500,000	496,555
4.000%, 2/1/2027, Call 2/1/2023	4,680,000	5,053,932

		350,372,895
Indiana — 2.0%
Carmel Redevelopment Authority, 5.000%, 7/1/2023, Call 7/1/2020	350,000	361,144
City of Rockport, 3.050%, 6/1/2025	2,100,000	2,263,296
City of Whiting, 5.000%, 6/5/2026 (1)	2,200,000	2,681,404
Fishers Redevelopment District:
5.125%, 7/15/2026, Call 1/15/2020	1,875,000	1,902,919
5.250%, 7/15/2023, Call 1/15/2020	1,605,000	1,629,637
Frankfort High School Elementary School Building Corp., 5.000%, 7/15/2025	115,000	138,688
Franklin Township-Marion County Multiple School Building Corp.,SAW:
5.000%, 7/10/2021	580,000	620,304
5.000%, 7/15/2029, Call 1/15/2023	2,565,000	2,869,209
Indiana Bond Bank, 2.010%, (SIFMA Municipal Swap Index Yield), 10/15/2022 (1)	1,650,000	1,639,242
Indiana Finance Authority:
5.000%, 8/15/2020	360,000	371,077
5.000%, 10/1/2022	300,000	329,931
5.000%, 10/1/2023	400,000	451,044
5.000%, 10/1/2024, Call 10/1/2023	275,000	311,113
5.000%, 5/1/2029, Call 5/1/2022	130,000	143,029
5.000%, 5/1/2029, Call 5/1/2022	3,940,000	4,291,960
5.000%, 11/15/2038, Call 11/15/2025	2,000,000	2,311,240
5.250%, 10/1/2024, Call 10/1/2021	710,000	768,717
5.250%, 10/1/2031, Call 10/1/2021	2,190,000	2,364,061
5.250%, 11/15/2046, Call 11/15/2026	2,500,000	2,887,950
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC, 1.500%, 7/1/2047, Call 9/6/2019 (1)	1,100,000	1,100,000
Indianapolis Local Public Improvement Bond Bank:
5.000%, 1/1/2021	175,000	184,140
5.000%, 1/1/2022, Call 1/1/2021	200,000	210,082
5.000%, 2/1/2044, Call 2/1/2029	3,500,000	4,403,875
Indianapolis Local Public Improvement Bond Bank, NATL-RE, 5.250%, 7/1/2022	500,000	556,565
Marion High School Building Corp.,SAW:
4.000%, 7/15/2020, Call 1/15/2020	935,000	944,088
4.000%, 7/15/2021, Call 1/15/2020	375,000	378,604
Portage Redevelopment District:
5.000%, 1/15/2023	280,000	312,914
5.000%, 1/15/2024	215,000	247,527
Porter County Jail Building Corp., AGM, 5.500%, 7/10/2021	110,000	114,752
Steuben Lakes Regional Waste District, 5.000%, 9/1/2024, Call 9/1/2023	1,225,000	1,395,018

		38,183,530
Iowa — 0.7%
Iowa Finance Authority:
5.000%, 5/15/2036, Call 5/15/2026	4,065,000	4,664,262
5.000%, 5/15/2043, Call 5/15/2027	1,000,000	1,148,780
5.000%, 3/1/2048, Call 3/1/2024	1,250,000	1,365,988
Johnston Community School District, AGM, 5.000%, 7/1/2027, Call 7/1/2022	1,455,000	1,597,532
PEFA, Inc., 5.000%, 9/1/2026, Call 6/1/2026 (1)	3,500,000	4,215,435

		12,991,997
Kansas — 0.2%
Kansas Development Finance Authority:
5.000%, 11/15/2020, Call 11/15/2019	35,000	35,256
5.000%, 11/15/2020, Call 11/15/2019	765,000	770,906

5.000%, 3/1/2031, Call 3/1/2020	1,000,000	1,017,230
Wyandotte County-Kansas City Unified Government Utility System Revenue, 5.000%, 9/1/2032, Call 9/1/2022	1,000,000	1,102,430

		2,925,822
Kentucky — 1.0%
Kentucky Asset Liability Commission:
5.000%, 9/1/2024	1,000,000	1,181,780
5.000%, 9/1/2025	1,250,000	1,516,862
Kentucky Economic Development Finance Authority:
1.600%, 12/2/2019 (1)(5)	2,500,000	2,500,000
5.000%, 8/15/2041, Call 8/15/2027	3,500,000	4,115,300
Louisville/Jefferson County Metropolitan Government:
5.000%, 10/1/2030, Call 10/1/2026	1,300,000	1,583,283
5.000%, 10/1/2031, Call 10/1/2026	3,500,000	4,237,450
Paducah Electric Plant Board,AGM:
5.000%, 10/1/2027, Call 10/1/2026	2,000,000	2,458,960
5.000%, 10/1/2028, Call 10/1/2026	1,850,000	2,266,990

		19,860,625
Louisiana — 1.1%
City of Bossier City Utilities Revenue, 5.000%, 10/1/2031, Call 10/1/2024	1,160,000	1,358,093

City of Shreveport Water & Sewer Revenue, BAM, 4.000%, 12/1/2025, Call 12/1/2024	2,210,000	2,471,907
Lafayette Public Trust Financing Authority,AGM:
4.000%, 10/1/2020	690,000	710,569
4.000%, 10/1/2021	675,000	713,016
Louisiana Housing Corp., GNMA COLL, 4.750%, 6/1/2027, Call 6/1/2020	525,000	540,272
Louisiana Public Facilities Authority:
3.375%, 9/1/2028, Call 3/1/2021	2,440,000	2,483,652
5.000%, 5/15/2042, Call 5/15/2027	2,500,000	2,944,600
Louisiana Stadium & Exposition District, 5.000%, 7/1/2023	800,000	912,304
Parish of St. Bernard:
4.000%, 3/1/2020	3,470,000	3,518,511
4.000%, 3/1/2021	3,585,000	3,736,215
Port New Orleans Board of Commissioners, 5.000%, 4/1/2032, Call 4/1/2023	725,000	801,219
Regional Transit Authority, NATL-RE, 0.000%, 12/1/2021	155,000	140,176

		20,330,534
Maine — 0.5%
City of Portland General Airport Revenue, 5.000%, 7/1/2022	300,000	327,912
Maine Health & Higher Educational Facilities Authority, 5.000%, 7/1/2043, Call 7/1/2028	3,500,000	4,242,245
Maine State Housing Authority, 3.850%, 11/15/2029, Call 11/15/2021	2,685,000	2,724,228
Maine Turnpike Authority, 5.000%, 7/1/2029, Call 7/1/2022	1,500,000	1,650,045

		8,944,430
Maryland — 0.4%
City of Rockville:
5.000%, 11/1/2030, Call 11/1/2024	765,000	879,207
5.000%, 11/1/2037, Call 11/1/2024	1,000,000	1,135,100
5.000%, 11/1/2042, Call 11/1/2024	1,000,000	1,123,700
Maryland Health & Higher Educational Facilities Authority, 5.750%, 7/1/2034, Call 7/1/2021	775,000	839,038
Montgomery County Housing Opportunities Commission:
5.000%, 7/1/2031, Call 7/1/2020	655,000	672,410
5.125%, 7/1/2037, Call 7/1/2020	3,110,000	3,192,260

		7,841,715
Massachusetts — 1.6%
Commonwealth of Massachusetts, 5.000%, 1/1/2037, Call 1/1/2029	3,000,000	3,822,570
Massachusetts Bay Transportation Authority, 5.000%, 7/1/2046, Call 7/1/2027	4,465,000	5,444,174
Massachusetts Development Finance Agency:
4.000%, 6/1/2049, Call 6/1/2029	1,000,000	1,095,160
5.000%, 7/1/2025, Call 7/1/2021	1,425,000	1,527,272
5.000%, 7/1/2027, Call 7/1/2025	125,000	151,978
5.000%, 7/1/2029, Call 1/1/2029	750,000	950,475
5.000%, 7/1/2031, Call 1/1/2029	2,000,000	2,502,560

5.000%, 7/1/2037, Call 7/1/2027	1,400,000	1,621,886
5.000%, 10/1/2037, Call 10/1/2022 (3)	500,000	558,645
5.000%, 6/1/2039, Call 6/1/2029	750,000	919,155
5.000%, 10/1/2047, Call 10/1/2022 (3)	500,000	554,500
Massachusetts Educational Financing Authority, 5.000%, 7/1/2025, Call 7/1/2022 (4)	365,000	391,733
Massachusetts Health & Educational Facilities Authority, 5.000%, 7/1/2024, Call 9/30/2019	3,105,000	3,113,973
Massachusetts Housing Finance Agency, 3.700%, 12/1/2027, Call 6/1/2022 (4)	635,000	637,648
Massachusetts School Building Authority, 5.000%, 8/15/2030, Call 8/15/2022	815,000	903,468
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 5.000%, 1/1/2023, Call 1/1/2023 (1)	5,000,000	5,610,600

		29,805,797
Michigan — 3.6%
Alma Public Schools, Q-SBLF, 5.000%, 5/1/2021	890,000	946,720
Bay City School District,Q-SBLF:
5.000%, 11/1/2027, Call 5/1/2024	645,000	745,775
5.000%, 11/1/2028, Call 5/1/2024	1,305,000	1,516,071
Caledonia Community Schools,Q-SBLF:
5.000%, 5/1/2025	600,000	724,524
5.000%, 5/1/2026	500,000	620,870
Carman-Ainsworth Community School District, BAM, 5.000%, 5/1/2020	375,000	384,435
Charter Township of Northville:
4.000%, 4/1/2021	400,000	418,512
4.000%, 4/1/2022	240,000	255,946
Chippewa Valley Schools, Q-SBLF, 5.000%, 5/1/2027, Call 11/1/2025	20,000	24,419
City of Detroit Sewage Disposal System Revenue, NATL-RE, 0.000%, 7/1/2020	110,000	108,607
City of Wyandotte Electric System Revenue,BAM:
5.000%, 10/1/2020	200,000	206,976
5.000%, 10/1/2021	290,000	309,845
5.000%, 10/1/2022	290,000	319,391
5.000%, 10/1/2023	250,000	283,590
5.000%, 10/1/2024	300,000	348,348
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2021	905,000	934,231
Comstock Park Public Schools, Q-SBLF, 5.000%, 5/1/2028, Call 5/1/2021	400,000	423,736
Detroit City School District, AGM Q-SBLF, 5.250%, 5/1/2026	300,000	372,315
Dundee Community Schools,Q-SBLF:
5.000%, 5/1/2022	1,200,000	1,320,072
5.000%, 5/1/2025	1,000,000	1,200,870
Fraser Public School District,Q-SBLF:
5.000%, 5/1/2021	1,000,000	1,063,390
5.000%, 5/1/2022	1,000,000	1,100,060
5.000%, 5/1/2025	1,700,000	2,041,479
Great Lakes Water Authority Sewage Disposal System Revenue, 5.000%, 7/1/2029	3,600,000	4,761,036
Grosse Ile Township School District,Q-SBLF:
5.000%, 5/1/2026, Call 5/1/2025	200,000	239,690
5.000%, 5/1/2027, Call 5/1/2025	230,000	273,985
Hartland Consolidated Schools,AGM Q-SBLF:
5.250%, 5/1/2026, Call 5/1/2021	1,625,000	1,729,162
5.250%, 5/1/2027, Call 5/1/2021	600,000	638,256
5.250%, 5/1/2028, Call 5/1/2021	1,575,000	1,674,619
Howell Public Schools, Q-SBLF, 4.250%, 5/1/2024, Call 5/1/2022	1,000,000	1,083,020
Jackson County Hospital Finance Authority, AGC, 4.500%, 6/1/2026, Call 6/1/2020	415,000	425,670
Jenison Public Schools:
5.000%, 5/1/2021	500,000	532,290
5.000%, 5/1/2022, Call 5/1/2021	560,000	596,646
Kent Hospital Finance Authority, 5.000%, 11/15/2029, Call 11/15/2021	1,000,000	1,074,610
Lansing Board of Water & Light, 5.000%, 7/1/2037, Call 7/1/2021	1,000,000	1,066,950
Lansing School District, Q-SBLF, 5.000%, 5/1/2020	1,825,000	1,872,395
Livonia Public Schools School District, BAM, 5.000%, 5/1/2021	1,600,000	1,701,424
Marshall Public Schools,Q-SBLF:
4.000%, 11/1/2028, Call 5/1/2025	1,380,000	1,556,806
4.000%, 11/1/2029, Call 5/1/2025	940,000	1,055,235
Michigan Finance Authority:
4.000%, 2/15/2044, Call 8/15/2029	4,000,000	4,510,920
5.000%, 11/1/2020	2,000,000	2,088,560

5.000%, 7/1/2026, Call 7/1/2025	175,000	210,082
5.000%, 7/1/2027, Call 7/1/2025	600,000	718,272
5.000%, 7/1/2029, Call 7/1/2025	950,000	1,133,986
5.000%, 7/1/2032, Call 7/1/2025	1,500,000	1,776,075
5.000%, 7/1/2034, Call 7/1/2025	500,000	589,170
5.000%, 12/1/2035, Call 12/1/2027	1,000,000	1,239,650
5.000%, 11/15/2041, Call 11/15/2026	1,000,000	1,195,800
Michigan Finance Authority,AGM:
5.000%, 7/1/2029, Call 7/1/2024	1,500,000	1,755,375
5.000%, 7/1/2030, Call 7/1/2024	1,500,000	1,749,735
Michigan State Housing Development Authority, 5.625%, 10/1/2031, Call 10/1/2020	850,000	888,148
Michigan Strategic Fund, 5.000%, 12/31/2043, Call 12/31/2028	3,400,000	4,122,942
North Branch Area Schools, Q-SBLF, 5.000%, 5/1/2024	200,000	233,900
Plymouth-Canton Community School District, Q-SBLF, 5.000%, 5/1/2021	450,000	479,295
Redford Union School District No. 1, AMBAC Q-SBLF, 5.000%, 5/1/2022	195,000	207,656
River Rouge School District,Q-SBLF:
5.000%, 5/1/2020	1,700,000	1,743,809
5.000%, 5/1/2021	1,155,000	1,229,590
Taylor Tax Increment Finance Authority, AGM, 3.250%, 5/1/2020	90,000	91,080
Wayne County Airport Authority:
5.000%, 12/1/2026, Call 12/1/2025 (4)	3,000,000	3,616,950
5.000%, 12/1/2030, Call 12/1/2025	1,250,000	1,508,262
Western Township Utilities Authority, 4.000%, 1/1/2021	1,200,000	1,243,860

		68,285,093
Minnesota — 0.5%
City of Minneapolis St. Paul Housing & Redevelopment Authority, 5.250%, 8/15/2025, Call 8/15/2020	275,000	285,004
City of Minneapolis St. Paul Housing & Redevelopment Authority, AGM, 5.000%, 8/15/2025, Call 8/15/2020	215,000	222,153
Duluth Economic Development Authority, 5.000%, 2/15/2043, Call 2/15/2028	1,000,000	1,194,480
JPMorgan Chase Putters/Drivers Trust, 1.700%, 6/1/2021 (1)(3)	5,000,000	5,000,000
Minnesota Higher Education Facilities Authority, 5.000%, 10/1/2019	400,000	401,128

Minnesota Housing Finance Agency, GNMA COLL, 2.600%, 9/1/2042, Call 7/1/2022	661,969	671,045
Minnesota Housing Finance Agency,GNMA/FNMA/FHLMC:
2.250%, 12/1/2042, Call 1/1/2022	452,889	451,992
3.900%, 7/1/2030, Call 1/1/2022	475,000	493,663
5.000%, 1/1/2031, Call 7/1/2021	560,000	577,864

		9,297,329
Mississippi — 0.9%
Mississippi Business Finance Corp., 3.200%, 9/1/2028, Call 3/13/2024	4,000,000	4,119,080
Mississippi Development Bank:
3.125%, 10/1/2023	170,000	175,947
5.000%, 10/1/2023	2,390,000	2,615,735
5.000%, 1/1/2027, Call 1/1/2022	1,200,000	1,308,276
Mississippi Hospital Equipment & Facilities Authority:
4.000%, 1/1/2039, Call 1/1/2030	1,500,000	1,688,025
4.000%, 1/1/2040, Call 1/1/2030	1,100,000	1,233,397
Mississippi State University Educational Building Corp., 5.000%, 11/1/2022	135,000	150,857
State of Mississippi:
5.000%, 10/15/2036, Call 10/15/2028	3,395,000	4,277,021
5.000%, 10/15/2037, Call 10/15/2028	2,000,000	2,509,480

		18,077,818
Missouri — 1.9%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, 5.000%, 10/1/2033, Call 10/1/2022	4,000,000	4,439,800
Chesterfield Valley Transportation Development District:
5.000%, 5/15/2020	125,000	128,339
5.000%, 5/15/2021	490,000	517,097
City of Kansas City:
5.000%, 9/1/2021, Call 9/30/2019	500,000	501,360
5.000%, 9/1/2023, Call 9/30/2019	300,000	300,816
5.000%, 10/1/2026, Call 10/1/2025	120,000	145,603
5.000%, 10/1/2028, Call 10/1/2025	115,000	138,690

5.000%, 9/1/2032, Call 9/30/2019	1,000,000	1,002,520
Health & Educational Facilities Authority of the State of Missouri:
4.000%, 2/15/2044, Call 2/15/2029	2,000,000	2,253,040
4.000%, 2/15/2049, Call 2/15/2029	2,500,000	2,798,675
5.000%, 2/1/2024, Call 2/1/2021	1,050,000	1,093,018
5.000%, 2/1/2034, Call 2/1/2024	1,250,000	1,426,975
5.000%, 11/15/2034, Call 5/15/2026	3,000,000	3,582,150
5.000%, 2/1/2042, Call 2/1/2024	2,000,000	2,256,200
5.250%, 10/1/2031, Call 10/1/2021	1,000,000	1,077,340
Independence School District, SAW, 5.250%, 3/1/2030, Call 3/1/2021	2,000,000	2,121,540
Joplin Industrial Development Authority, 5.000%, 2/15/2020	330,000	335,739
Kansas City Industrial Development Authority:
5.000%, 3/1/2033, Call 3/1/2029	1,000,000	1,267,880
5.000%, 3/1/2046, Call 3/1/2029	2,000,000	2,449,420
Lees Summit Industrial Development Authority:
5.000%, 8/15/2036, Call 8/15/2024	1,100,000	1,226,973
5.000%, 8/15/2046, Call 8/15/2024	2,000,000	2,203,480
Missouri Housing Development Commission,GNMA/FNMA/FHLMC:
3.800%, 5/1/2025, Call 5/1/2021	535,000	552,436
4.000%, 5/1/2027, Call 5/1/2021	525,000	542,924
5.000%, 11/1/2027, Call 11/1/2019	60,000	60,279
Missouri State Environmental Improvement & Energy Resources Authority, 5.750%, 1/1/2029, Call 9/30/2019	65,000	65,218
St. Louis County Industrial Development Authority, 5.000%, 9/1/2048, Call 9/1/2027	1,000,000	1,141,180
Stone County Reorganized School District No. 4 Reeds Spring,SAW:
5.000%, 3/1/2030, Call 3/1/2020	1,000,000	1,018,970
5.000%, 3/1/2031, Call 3/1/2020	750,000	764,190
5.000%, 3/1/2032, Call 3/1/2020	1,000,000	1,019,020

		36,430,872
Nebraska — 0.3%
Central Plains Energy Project, 5.000%, 12/1/2019, Call 12/1/2019 (1)	1,000,000	1,008,600
Hospital Authority No. 1 of Lancaster County, 5.500%, 1/1/2030, Call 1/1/2020	1,000,000	1,012,860
Nebraska Public Power District, 5.000%, 1/1/2032, Call 1/1/2022	1,000,000	1,082,240
Omaha-Douglas Public Building Commission:
5.000%, 5/1/2026, Call 5/1/2022	825,000	907,327
5.000%, 5/1/2027, Call 5/1/2022	585,000	642,564
5.000%, 5/1/2028, Call 5/1/2022	550,000	603,817
5.000%, 5/1/2029, Call 5/1/2022	660,000	723,855

		5,981,263
Nevada — 0.7%
City of North Las Vegas NV, AGM, 5.000%, 6/1/2023	1,000,000	1,136,610
County of Clark Department of Aviation:
5.000%, 7/1/2029, Call 7/1/2024	1,200,000	1,417,236
5.000%, 7/1/2030, Call 7/1/2024	1,000,000	1,177,430
5.000%, 7/1/2040, Call 7/1/2027	4,000,000	4,892,480
Las Vegas Valley Water District, 5.000%, 6/1/2028, Call 6/1/2022	5,115,000	5,638,162

		14,261,918
New Hampshire — 0.2%
New Hampshire Business Finance Authority, 2.150%, 7/1/2024, Call 4/2/2024 (1)	4,000,000	4,104,280
New Hampshire Housing Finance Authority, 4.800%, 7/1/2028, Call 1/1/2022	600,000	609,966

		4,714,246
New Jersey — 3.5%
Lyndhurst Township School District, School Bond Gty, 3.000%, 9/13/2019	3,000,000	3,001,200
New Jersey Economic Development Authority:
5.000%, 6/15/2020	1,500,000	1,541,145
5.000%, 11/1/2021	4,600,000	4,953,602
5.500%, 6/15/2030, Call 12/15/2026	2,500,000	3,036,325
New Jersey Higher Education Student Assistance Authority, 4.875%, 12/1/2024, Call 12/1/2019	5,060,000	5,104,933

New Jersey Housing & Mortgage Finance Agency, 4.250%, 10/1/2032, Call 10/1/2021	140,000	141,715
New Jersey Transportation Trust Fund Authority:
2.350%, (SIFMA Municipal Swap Index Yield), 12/15/2019, Call 9/25/2019 (1)	5,000,000	5,001,500
5.000%, 6/15/2022	500,000	548,240

5.000%, 6/15/2030, Call 6/15/2026	1,000,000	1,191,110
5.000%, 6/15/2031, Call 6/15/2026	1,000,000	1,183,360
5.000%, 6/15/2032, Call 12/15/2024	5,000,000	5,681,100
5.000%, 6/15/2035, Call 12/15/2028	3,000,000	3,608,430
5.250%, 12/15/2023	240,000	276,286
New Jersey Transportation Trust Fund Authority,BAM TCRs:
5.000%, 6/15/2028, Call 6/15/2022	5,000,000	5,457,350
5.000%, 6/15/2033, Call 6/15/2022	3,000,000	3,250,560
5.250%, 6/15/2033, Call 6/15/2023	5,635,000	6,320,160

New Jersey Transportation Trust Fund Authority, BHAC AMBAC, 0.000%, 12/15/2024	440,000	404,813
New Jersey Turnpike Authority:
5.000%, 1/1/2031, Call 1/1/2025	500,000	593,925
5.000%, 1/1/2032, Call 7/1/2022	3,440,000	3,821,255
5.000%, 1/1/2035, Call 1/1/2022	1,685,000	1,839,076
Tobacco Settlement Financing Corp.:
5.000%, 6/1/2031, Call 6/1/2028	2,750,000	3,360,142
5.000%, 6/1/2032, Call 6/1/2028	2,000,000	2,430,640
5.000%, 6/1/2033, Call 6/1/2028	1,500,000	1,817,250
5.000%, 6/1/2046, Call 6/1/2028	2,500,000	2,871,500

		67,435,617
New Mexico — 0.5%
City of Santa Fe, 4.000%, 6/1/2025, Call 6/1/2022	655,000	700,706
New Mexico Hospital Equipment Loan Council:
2.375%, 7/1/2024, Call 1/1/2021	550,000	551,287
5.000%, 7/1/2039, Call 7/1/2026	1,225,000	1,418,795
5.000%, 7/1/2049, Call 7/1/2026	4,000,000	4,567,760
New Mexico Mortgage Finance Authority, GNMA COLL, 2.600%, 2/1/2043, Call 1/1/2023	713,561	726,227
New Mexico Mortgage Finance Authority,GNMA/FNMA/FHLMC:
4.500%, 9/1/2024, Call 9/1/2019	175,000	175,000
4.625%, 3/1/2028, Call 9/1/2021	450,000	463,919
5.350%, 3/1/2030, Call 9/1/2020	1,100,000	1,124,332

		9,728,026
New York — 6.2%
Albany Capital Resource Corp.:
5.000%, 12/1/2023	150,000	172,412
5.000%, 12/1/2024	200,000	236,656
Buffalo & Erie County Industrial Land Development Corp.:
5.000%, 6/1/2035, Call 6/1/2024	1,000,000	1,130,900
5.000%, 8/1/2037, Call 8/1/2027	1,300,000	1,458,457
5.000%, 8/1/2047, Call 8/1/2027	1,000,000	1,103,540
City of New York:
1.400%, 4/1/2042, Call 9/6/2019 (1)	400,000	400,000
1.430%, 10/1/2046, Call 9/6/2019 (1)	1,100,000	1,100,000
1.440%, 8/1/2035, Call 9/6/2019 (1)	200,000	200,000
5.000%, 8/1/2032, Call 2/1/2022	3,000,000	3,277,020
5.000%, 3/1/2037, Call 3/1/2028	1,120,000	1,403,976
5.250%, 3/1/2034, Call 3/1/2028	3,000,000	3,871,860
5.250%, 3/1/2035, Call 3/1/2028	2,500,000	3,216,850
City of New York, AGC, 1.820%, 10/1/2021, Call 9/3/2019 (1)(6)	400,000	400,000
Long Island Power Authority, 2.311%, (LIBOR 1 Month), 10/1/2023, Call 10/1/2022 (1)	5,000,000	5,023,500
Metropolitan Transportation Authority:
1.800%, (SIFMA Municipal Swap Index Yield), 11/15/2022 (1)	1,000,000	998,260
4.000%, 2/3/2020	5,000,000	5,056,550
5.000%, 11/15/2034, Call 5/15/2028	1,815,000	2,282,235
5.000%, 11/15/2036, Call 11/15/2026	2,325,000	2,828,944
New York City Transitional Finance Authority Future Tax Secured Revenue:
1.410%, 11/1/2022 (1)	400,000	400,000
1.420%, 8/1/2042, Call 9/6/2019 (1)	4,380,000	4,380,000
1.430%, 11/1/2042, Call 9/6/2019 (1)	2,200,000	2,200,000
5.000%, 11/1/2024, Call 11/1/2022	5,715,000	6,418,459
5.000%, 11/1/2026, Call 5/1/2025	1,000,000	1,216,610

5.000%, 11/1/2026, Call 5/1/2025	2,000,000	2,433,220
5.000%, 8/1/2034, Call 8/1/2026	4,000,000	4,907,160
5.000%, 8/1/2036, Call 8/1/2028	5,555,000	7,035,241
5.000%, 5/1/2038, Call 5/1/2027	4,000,000	4,916,560
5.250%, 8/1/2037, Call 8/1/2028	3,500,000	4,523,260
New York City Water & Sewer System:
1.370%, 6/15/2039, Call 9/6/2019 (1)	7,000,000	7,000,000
1.420%, 6/15/2045, Call 9/6/2019 (1)	1,600,000	1,600,000
5.000%, 6/15/2028, Call 6/15/2024	500,000	592,580
5.000%, 6/15/2029, Call 6/15/2024	600,000	710,184
5.000%, 6/15/2048, Call 12/15/2027	1,000,000	1,229,100
New York Liberty Development Corp., 2.800%, 9/15/2069, Call 3/15/2029 (5)	1,000,000	1,040,620
New York State Dormitory Authority:
5.000%, 3/15/2027, Call 3/15/2022	7,555,000	8,295,314
5.000%, 12/1/2035, Call 6/1/2027 (3)	500,000	595,180
5.000%, 12/1/2037, Call 6/1/2027 (3)	500,000	592,050
5.250%, 3/15/2037, Call 9/15/2028	1,695,000	2,188,109
6.000%, 7/1/2038, Call 7/1/2020	1,000,000	1,035,630
New York State Dormitory Authority, NATL-RE, 4.300%, 7/1/2029, Call 9/3/2019 (1)(6)	2,400,000	2,400,000
New York State Urban Development Corp., 5.000%, 3/15/2028, Call 3/15/2023	1,000,000	1,135,800
New York Transportation Development Corp., AGM, 4.000%, 7/1/2032, Call 7/1/2024 (4)	2,500,000	2,722,750
Nuveen New York AMT-Free Municipal Credit Income Fund, 1.700%, 3/1/2029 (1)	4,700,000	4,700,000
Nuveen New York AMT-Free Quality Municipal Income Fund, 1.700%, 3/1/2029 (1)	3,500,000	3,500,000
State of New York Mortgage Agency, 5.000%, 10/1/2019	500,000	501,495
Triborough Bridge & Tunnel Authority:
1.850%, (SOFR + 43 basis points), 9/26/2019 (1)	1,420,000	1,420,256
5.000%, 11/15/2037, Call 11/15/2028	1,500,000	1,919,775
TSASC, Inc.:
5.000%, 6/1/2036, Call 6/1/2027	1,000,000	1,181,330
5.000%, 6/1/2041, Call 6/1/2027	1,000,000	1,118,160
Westchester Tobacco Asset Securitization, 5.000%, 6/1/2021	500,000	528,945

		118,598,948
North Carolina — 0.6%
County of Catawba:
4.000%, 10/1/2025, Call 10/1/2021	585,000	618,240
5.000%, 10/1/2023, Call 10/1/2021	1,000,000	1,077,810
5.000%, 10/1/2024, Call 10/1/2021	835,000	899,612
County of Cumberland, 5.125%, 12/1/2028, Call 12/1/2019	250,000	252,473
County of Union:
5.000%, 12/1/2026, Call 6/1/2023	1,390,000	1,587,019
5.000%, 12/1/2027, Call 6/1/2023	1,645,000	1,874,905
North Carolina Housing Finance Agency, 4.250%, 1/1/2028, Call 7/1/2021	120,000	122,339
North Carolina Medical Care Commission:
4.000%, 6/1/2020	470,000	479,292
5.000%, 6/1/2027, Call 6/1/2022	500,000	549,145
North Carolina Turnpike Authority, 5.000%, 7/1/2047, Call 7/1/2026	750,000	865,500
Orange County Public Facilities Co., 5.000%, 10/1/2026, Call 10/1/2022	1,130,000	1,265,803
Raleigh Durham Airport Authority, 5.000%, 5/1/2036, Call 5/1/2020	1,690,000	1,729,360

		11,321,498
North Dakota — 1.4%
Barnes County North Public School District Building Authority:
4.000%, 5/1/2021	635,000	661,880
4.500%, 5/1/2030, Call 5/1/2021	1,515,000	1,569,267
4.500%, 5/1/2033, Call 5/1/2021	1,850,000	1,907,035
City of Dickinson, 5.000%, 10/1/2025, Call 10/1/2021	2,240,000	2,383,987
City of Grand Forks:
4.000%, 12/1/2019	535,000	538,290
5.000%, 12/1/2032, Call 12/1/2021	1,000,000	1,067,590
City of West Fargo, 3.000%, 5/1/2023, Call 9/30/2019	185,000	185,141
County of Ward:
5.000%, 6/1/2034, Call 6/1/2028	2,500,000	2,951,225
5.000%, 6/1/2043, Call 6/1/2028	2,500,000	2,870,375

North Dakota Public Finance Authority:
4.000%, 6/1/2023	2,440,000	2,683,488
4.000%, 6/1/2024, Call 6/1/2023	2,190,000	2,397,590
4.000%, 6/1/2025, Call 6/1/2023	1,145,000	1,257,279
Williston Parks & Recreation District:
4.500%, 3/1/2020	1,205,000	1,213,110
4.500%, 3/1/2025, Call 3/1/2021	2,525,000	2,550,401
4.625%, 3/1/2026, Call 3/1/2021	2,620,000	2,644,602

		26,881,260
Ohio — 2.8%
Akron Bath Copley Joint Township Hospital District, 5.000%, 11/15/2021	1,000,000	1,078,900
City of Cleveland Airport System Revenue,AGM:
5.000%, 1/1/2030, Call 1/1/2022	3,900,000	4,210,323
5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,078,380
City of Cleveland Airport System Revenue,MAC:
5.000%, 1/1/2022, Call 1/1/2021	2,320,000	2,443,911
5.000%, 1/1/2031, Call 1/1/2022	1,270,000	1,371,054
City of Cleveland Income Tax Revenue:
5.000%, 10/1/2024, Call 10/1/2022	460,000	515,283
5.000%, 10/1/2028, Call 10/1/2022	1,075,000	1,204,193
5.000%, 10/1/2029, Call 10/1/2022	1,130,000	1,265,803
5.000%, 10/1/2029, Call 10/1/2022	2,290,000	2,565,212
City of Middleburg Heights, 5.125%, 8/1/2031, Call 8/1/2021	1,000,000	1,065,380
City of Springboro, 3.000%, 1/23/2020	1,500,000	1,509,600
Cleveland Department of Public Utilities Division of Water:
4.000%, 1/1/2028, Call 1/1/2024	500,000	555,880
4.000%, 1/1/2029, Call 1/1/2024	1,000,000	1,109,550
4.000%, 1/1/2030, Call 1/1/2024	1,000,000	1,106,530
Cleveland Heights & University Heights City School District:
0.000%, 12/1/2024	400,000	369,584
0.000%, 12/1/2025	600,000	542,472
Cleveland-Cuyahoga County Port Authority, 5.000%, 10/1/2022, Call 10/1/2020	1,000,000	1,042,530
County of Franklin:
5.000%, 5/15/2028, Call 5/15/2023	2,000,000	2,266,960
5.000%, 7/1/2029, Call 7/1/2026	2,000,000	2,359,480
5.000%, 5/15/2031, Call 5/15/2023	405,000	454,066
County of Hamilton Sales Tax Revenue, 5.000%, 12/1/2029, Call 12/1/2021	975,000	1,053,234
County of Hancock, 5.750%, 12/1/2026, Call 6/1/2021	1,120,000	1,209,376
County of Lucas, 5.000%, 11/15/2022, Call 11/15/2021	925,000	988,816
County of Miami, 5.000%, 8/1/2045, Call 8/1/2028	2,220,000	2,675,855
Delaware City School District, 5.250%, 12/1/2038, Call 6/1/2023	1,240,000	1,403,184
Elyria City School District, School District Credit Program, 4.000%, 12/1/2028, Call 12/1/2022	1,130,000	1,224,411
Johnstown-Monroe Local School District, 5.000%, 12/1/2030, Call 12/1/2021	715,000	777,234
Lake County Community College District:
4.000%, 12/1/2022, Call 12/1/2019	695,000	699,907
4.000%, 12/1/2024, Call 12/1/2019	835,000	840,895
4.000%, 12/1/2025, Call 12/1/2019	855,000	861,036
Lake Local School District/Stark County,School District Credit Program:
4.000%, 12/1/2023, Call 12/1/2021	1,550,000	1,654,857
4.000%, 12/1/2025, Call 12/1/2021	1,660,000	1,772,731
New Albany Community Authority:
4.000%, 10/1/2020	590,000	608,679
5.000%, 10/1/2022	1,000,000	1,114,110
5.000%, 10/1/2023, Call 10/1/2022	1,105,000	1,229,677
North Olmsted City School District:
5.000%, 12/1/2027, Call 12/1/2023	220,000	256,155
5.000%, 12/1/2028, Call 12/1/2023	365,000	424,984
5.000%, 12/1/2029, Call 12/1/2023	500,000	582,170
Ohio Higher Educational Facility Commission:
4.000%, 12/1/2020	1,050,000	1,084,661
4.000%, 12/1/2021	795,000	842,199
4.000%, 12/1/2022	845,000	917,493
Ohio Turnpike & Infrastructure Commission, 5.250%, 2/15/2033, Call 2/15/2023	1,330,000	1,497,434
Ohio University, 5.000%, 12/1/2028, Call 6/1/2022	225,000	246,476

Ohio Water Development Authority, 5.000%, 6/1/2022	1,100,000	1,217,546
University of Toledo, 5.000%, 6/1/2030, Call 6/1/2021	250,000	267,175

		53,565,386
Oklahoma — 0.6%
Cushing Educational Facilities Authority, 5.000%, 9/1/2022	2,000,000	2,216,580
Delaware County Justice Authority:
3.750%, 9/1/2029, Call 9/30/2019	1,620,000	1,621,604
4.000%, 9/1/2019	740,000	740,000
4.000%, 9/1/2020	700,000	719,894
4.000%, 9/1/2021	805,000	842,537
Oklahoma Housing Finance Agency,GNMA COLL:
2.500%, 3/1/2022	180,000	185,571
3.300%, 3/1/2031, Call 3/1/2022	415,000	418,166
Tulsa Airports Improvement Trust, BAM, 5.000%, 6/1/2028, Call 6/1/2023 (4)	1,405,000	1,569,596
Tulsa County Industrial Authority:
5.250%, 11/15/2037, Call 11/15/2025	1,500,000	1,734,810
5.250%, 11/15/2045, Call 11/15/2025	1,500,000	1,713,525

		11,762,283
Oregon — 0.6%
City of Portland, 5.000%, 6/15/2027, Call 6/15/2022	1,000,000	1,096,770
City of Tigard Water Revenue, 5.000%, 8/1/2029, Call 8/1/2022	690,000	762,264
City of Woodburn Wastewater Revenue:
0.000%, 3/1/2020	1,380,000	1,371,030
0.000%, 3/1/2021	1,215,000	1,190,226
Clackamas & Washington Counties School District No. 3, NATL-RE School Bond Gty, 0.000%, 6/15/2023	2,000,000	1,907,180
Klamath Falls Intercommunity Hospital Authority:
5.000%, 9/1/2021	250,000	267,710
5.000%, 9/1/2022	505,000	557,333
Oregon State Business Development Commission, 5.000%, 3/1/2022 (1)	1,000,000	1,088,500
Port of Morrow:
3.500%, 6/1/2020, Call 9/30/2019	210,000	210,208
3.750%, 6/1/2021, Call 9/30/2019	220,000	220,231
4.000%, 6/1/2022, Call 9/30/2019	235,000	235,261
Port of Portland Airport Revenue, 5.500%, 7/1/2031, Call 7/1/2021	3,000,000	3,230,430

State of Oregon Housing & Community Services Department, 4.450%, 7/1/2023, Call 1/1/2020 (4)	200,000	200,572

		12,337,715
Pennsylvania — 3.3%
Allegheny County Hospital Development Authority:
4.000%, 7/15/2038, Call 7/15/2029	500,000	570,730
4.000%, 7/15/2039, Call 7/15/2029	500,000	567,785
Berks County Industrial Development Authority:
5.000%, 5/15/2032, Call 5/15/2027	1,050,000	1,240,302
5.000%, 5/15/2038, Call 5/15/2025	255,000	291,950
5.000%, 5/15/2042, Call 5/15/2024	1,655,000	1,863,199
5.000%, 5/15/2043, Call 5/15/2025	350,000	396,956
5.000%, 5/15/2047, Call 5/15/2027	1,630,000	1,867,377
Bucks County Industrial Development Authority, 5.000%, 10/1/2037, Call 10/1/2024	1,250,000	1,422,325
Central Bradford Progress Authority, 5.375%, 12/1/2041, Call 12/1/2021	500,000	536,075
City of Pittsburgh, 4.000%, 9/1/2021	750,000	792,863
Commonwealth Financing Authority:
5.000%, 6/1/2032, Call 6/1/2028	1,000,000	1,247,880
5.000%, 6/1/2033, Call 6/1/2028	1,250,000	1,556,212
5.000%, 6/1/2034, Call 6/1/2028	1,000,000	1,240,330
5.000%, 6/1/2035, Call 6/1/2028	1,000,000	1,233,000
Geisinger Authority, 5.000%, 2/15/2039, Call 2/15/2027	2,500,000	2,995,250
Kiski Area School District, AGM SAW, 4.000%, 3/1/2021	1,450,000	1,512,263
Lancaster County Hospital Authority:
2.875%, 12/15/2023, Call 12/15/2019	500,000	500,570
5.000%, 6/15/2044, Call 6/15/2026	1,000,000	1,127,160
Lancaster Industrial Development Authority:
5.000%, 5/1/2021	360,000	376,632
5.000%, 5/1/2022	430,000	460,268

Lehigh County General Purpose Authority, 4.000%, 11/1/2019	555,000	557,547
Montgomery County Higher Education & Health Authority:
4.000%, 9/1/2044, Call 9/1/2029	1,000,000	1,109,740
5.000%, 9/1/2033, Call 9/1/2029	1,500,000	1,906,155
Montgomery County Industrial Development Authority:
5.000%, 12/1/2038, Call 12/1/2025	1,000,000	1,149,780
5.000%, 12/1/2044, Call 12/1/2025	500,000	583,010
5.000%, 12/1/2049, Call 12/1/2025	750,000	871,275
6.250%, 11/15/2029, Call 11/15/2019	715,000	722,200
Montgomery County Industrial Development Authority, FHA, 5.000%, 8/1/2024, Call 8/1/2020	1,350,000	1,397,304
Pennsylvania Economic Development Financing Authority,AGM:
0.000%, 1/1/2020	600,000	597,012
0.000%, 1/1/2021	600,000	587,202
5.000%, 1/1/2022	305,000	329,998
Pennsylvania Turnpike Commission:
2.330%, (SIFMA Municipal Swap Index Yield), 12/1/2021, Call 6/1/2021 (1)	5,000,000	5,069,950
4.000%, 12/1/2023, Call 12/1/2019	105,000	105,741
4.000%, 12/1/2023, Call 12/1/2019	95,000	95,610
4.000%, 12/1/2037, Call 12/1/2027	2,975,000	3,316,827
5.000%, 12/1/2030, Call 12/1/2020 (2)	215,000	225,419
5.000%, 12/1/2030, Call 12/1/2020 (2)	120,000	125,815
5.000%, 12/1/2030, Call 12/1/2020 (2)	250,000	262,115
5.000%, 12/1/2037, Call 12/1/2027	1,250,000	1,537,713
5.000%, 12/1/2037, Call 12/1/2029	1,000,000	1,279,600
5.000%, 12/1/2038, Call 12/1/2029	2,000,000	2,552,180
5.000%, 12/1/2039, Call 12/1/2029	1,000,000	1,272,650
5.000%, 6/1/2042, Call 6/1/2027	5,450,000	6,449,203
5.500%, 12/1/2042, Call 12/1/2026	3,000,000	3,669,810
6.000%, 12/1/2034, Call 12/1/2020 (2)	55,000	58,342
6.000%, 12/1/2034, Call 12/1/2020 (2)	70,000	74,253
6.000%, 12/1/2034, Call 12/1/2020 (2)	270,000	286,405
6.000%, 12/1/2036, Call 12/1/2020	975,000	1,034,241
Pittsburgh School District, BAM SAW, 5.000%, 9/1/2024, Call 9/1/2022	1,000,000	1,112,970
Pittsburgh Water & Sewer Authority, AGM, 2.201%, (LIBOR 1 Month), 12/1/2020, Call 6/1/2020 (1)	2,055,000	2,055,781
Sayre Health Care Facilities Authority, 2.469%, (LIBOR 3 Month), 12/1/2024, Call 9/30/2019 (1)	200,000	200,424

		62,395,399
Rhode Island — 0.4%

Rhode Island Housing & Mortgage Finance Corp., 3.625%, 10/1/2029, Call 10/1/2021	760,000	785,278
Rhode Island Student Loan Authority:
3.375%, 12/1/2023, Call 12/1/2020 (4)	20,000	20,340
4.000%, 12/1/2022, Call 12/1/2021 (4)	2,885,000	3,037,530
4.250%, 12/1/2020, Call 9/30/2019	500,000	501,385
4.250%, 12/1/2025, Call 12/1/2021 (4)	2,205,000	2,325,547
4.500%, 12/1/2021, Call 9/17/2019	170,000	170,209
Town of Cumberland,SAW:
4.000%, 3/15/2024	795,000	893,135
4.000%, 3/15/2026, Call 3/15/2024	460,000	514,956

		8,248,380
South Carolina — 1.3%
City of Rock Hill Combined Utility System Revenue,AGM:
5.250%, 1/1/2026, Call 1/1/2022	730,000	794,167
5.250%, 1/1/2028, Call 1/1/2022	475,000	515,612
County of Dorchester Waterworks & Sewer System Revenue:
5.000%, 10/1/2022	480,000	534,773
5.000%, 10/1/2026, Call 10/1/2022	400,000	445,772
County of Florence:
5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,084,020
5.000%, 11/1/2030, Call 11/1/2020	500,000	520,060
5.000%, 11/1/2031, Call 11/1/2024	360,000	418,111

Patriots Energy Group Financing Agency, 2.354%, (LIBOR 1 Month), 2/1/2024, Call 11/1/2023 (1)	8,000,000	8,009,600
Piedmont Municipal Power Agency,AGC:
5.000%, 1/1/2030, Call 7/1/2021	450,000	479,003
5.750%, 1/1/2034, Call 7/1/2021	1,000,000	1,079,180
South Carolina Jobs-Economic Development Authority:
5.000%, 7/1/2022	1,735,000	1,895,418
5.000%, 4/1/2038, Call 4/1/2024	2,000,000	2,202,120
South Carolina Public Service Authority, 5.000%, 12/1/2032, Call 12/1/2026	3,265,000	3,977,684

South Carolina State Housing Finance & Development Authority, GNMA COLL, 5.000%, 1/1/2028, Call 1/1/2020	10,000	10,102
Spartanburg Sanitation Sewer District, 5.000%, 3/1/2030, Call 3/1/2023 (2)	1,500,000	1,675,230

St. Peters Parish-Jasper County Public Facilities Corp., AGM, 5.000%, 4/1/2031, Call 4/1/2021	900,000	950,850

		25,591,702
South Dakota — 0.7%
City of Rapid City Airport Revenue:
5.500%, 12/1/2022, Call 12/1/2019	225,000	227,518
6.750%, 12/1/2031, Call 12/1/2019	500,000	507,075
7.000%, 12/1/2035, Call 12/1/2019	750,000	761,092
South Dakota Health & Educational Facilities Authority:
4.250%, 9/1/2023	740,000	805,594
4.500%, 9/1/2020	900,000	930,006
4.500%, 9/1/2021, Call 9/1/2020	1,080,000	1,114,798
4.500%, 9/1/2022, Call 9/1/2020	1,005,000	1,036,607
5.000%, 9/1/2019	200,000	200,000
5.000%, 11/1/2022	715,000	797,568
5.000%, 8/1/2023	375,000	429,068
5.000%, 11/1/2023	625,000	718,787
5.000%, 8/1/2024	195,000	230,178
5.000%, 11/1/2024	650,000	769,450
5.000%, 11/1/2024, Call 11/1/2019	1,000,000	1,005,750
5.000%, 11/1/2025, Call 11/1/2024	600,000	710,742
5.000%, 9/1/2027, Call 9/1/2024	720,000	831,096

South Dakota Housing Development Authority, 3.550%, 11/1/2033, Call 11/1/2022	2,250,000	2,331,360

		13,406,689
Tennessee — 1.3%
Knox County Health Educational & Housing Facility Board, 5.000%, 1/1/2042, Call 1/1/2027	5,815,000	6,905,836
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board:
2.000%, 1/1/2021 (1)	3,000,000	3,028,110
5.000%, 11/1/2027, Call 11/1/2021	1,500,000	1,610,970
5.000%, 7/1/2031, Call 7/1/2026	1,000,000	1,204,020
Tennessee Energy Acquisition Corp.:
5.000%, 2/1/2023	5,310,000	5,893,463
5.250%, 9/1/2021	3,810,000	4,086,073
5.250%, 9/1/2022	250,000	276,338
Tennessee Housing Development Agency:
4.000%, 7/1/2025, Call 1/1/2021	890,000	917,812
4.125%, 1/1/2025, Call 1/1/2021	590,000	607,204

		24,529,826
Texas — 6.4%
Bexar County Health Facilities Development Corp., 5.000%, 7/15/2033, Call 7/15/2023	1,000,000	1,151,410
Bexar County Hospital District:
5.000%, 2/15/2034, Call 2/15/2028	1,000,000	1,256,150
5.000%, 2/15/2038, Call 2/15/2028	1,250,000	1,552,362

Brazoria-Fort Bend County Municipal Utility District No. 1, MAC, 3.000%, 9/1/2020	700,000	711,480
Capital Area Cultural Education Facilities Finance Corp., 5.250%, 4/1/2021, Call 4/1/2020	400,000	408,372
Central Texas Regional Mobility Authority, 0.000%, 1/1/2025	1,000,000	902,560

City of Beaumont Waterworks & Sewer System Revenue,BAM:
5.000%, 9/1/2026, Call 9/1/2025	1,000,000	1,205,760
5.000%, 9/1/2027, Call 9/1/2025	600,000	721,140
5.000%, 9/1/2030, Call 9/1/2025	1,000,000	1,199,210
City of Galveston Wharves & Terminal Revenue, 4.625%, 2/1/2024, Call 2/1/2021	1,130,000	1,177,517
City of Houston Airport System Revenue:
5.000%, 7/1/2030, Call 7/1/2028	1,375,000	1,761,251
5.000%, 7/1/2038, Call 7/1/2028	5,000,000	6,230,450
City of Houston Hotel Occupancy Tax & Special Revenue, 5.000%, 9/1/2026, Call 9/1/2024	250,000	294,475
City of Houston Hotel Occupancy Tax & Special Revenue, AMBAC, 0.000%, 9/1/2019	400,000	400,000
City of Laredo International Toll Bridge System Revenue,AGM:
5.000%, 10/1/2026, Call 10/1/2024	225,000	264,159
5.000%, 10/1/2027, Call 10/1/2024	240,000	281,266
City of San Marcos Electric Utility System Revenue,BAM:
4.500%, 11/1/2028, Call 11/1/2022	600,000	654,714
5.000%, 11/1/2033, Call 11/1/2022	1,215,000	1,349,075
Clifton Higher Education Finance Corp.,PSF:
5.000%, 8/15/2026, Call 8/15/2025	675,000	817,655
5.000%, 8/15/2027, Call 8/15/2025	545,000	657,788
5.000%, 8/15/2028, Call 8/15/2025	835,000	1,003,403
5.000%, 8/15/2029, Call 8/15/2025	335,000	402,281
5.000%, 8/15/2030, Call 8/15/2025	1,250,000	1,497,487
Corpus Christi Business & Job Development Corp., 5.000%, 9/1/2022	1,000,000	1,106,730
County of Bexar, AGM, 5.000%, 8/15/2031, Call 8/15/2024	1,280,000	1,485,069
County of Wise, 8.000%, 8/15/2034, Call 8/15/2021	4,000,000	4,341,360
Crane County Water District:
5.000%, 2/15/2026, Call 2/15/2025	915,000	1,081,073
5.000%, 2/15/2030, Call 2/15/2025	1,000,000	1,169,890
Cypress-Fairbanks Independent School District, PSF, 5.000%, 2/15/2034, Call 2/15/2021	675,000	710,235
Dallas Area Rapid Transit:
5.000%, 12/1/2030, Call 12/1/2029	2,000,000	2,683,000
5.000%, 12/1/2031, Call 12/1/2029	2,500,000	3,336,400
Dallas/Fort Worth International Airport:
5.000%, 11/1/2024, Call 11/1/2022	1,000,000	1,121,100
5.000%, 11/1/2032, Call 11/1/2020	5,000,000	5,215,950
5.000%, 11/1/2033, Call 11/1/2023	2,000,000	2,278,340
5.250%, 11/1/2033, Call 11/1/2023	1,200,000	1,382,712
Georgetown Independent School District,PSF:
5.000%, 8/15/2025, Call 8/15/2020	645,000	668,575
5.000%, 8/15/2027	1,000,000	1,277,190
5.000%, 8/15/2028	1,000,000	1,302,890
Grand Parkway Transportation Corp., 0.000%, 10/1/2030, Call 10/1/2028 (2)	1,000,000	1,094,130
Gulf Coast Authority,AGM:
5.000%, 10/1/2029, Call 10/1/2022	1,430,000	1,588,029
5.000%, 10/1/2030, Call 10/1/2022	1,505,000	1,669,617
Gulf Coast Industrial Development Authority, 1.350%, 11/1/2041, Call 10/7/2019 (1)	1,600,000	1,600,000
Harris County Cultural Education Facilities Finance Corp.:
1.390%, 12/1/2024, Call 9/6/2019 (1)	300,000	300,000
2.100%, (SIFMA Municipal Swap Index Yield), 6/1/2020 (1)	2,000,000	2,003,500
2.180%, (SIFMA Municipal Swap Index Yield), 6/1/2021 (1)	2,400,000	2,408,928
5.250%, 10/1/2029, Call 10/1/2019	1,550,000	1,554,836
Harris County Health Facilities Development Corp.:
1.390%, 12/1/2041, Call 9/6/2019 (1)	800,000	800,000
1.390%, 12/1/2041, Call 9/6/2019 (1)	600,000	600,000
Harris County Municipal Utility District No. 165, BAM, 5.000%, 3/1/2025	400,000	473,652
Harris County Municipal Utility District No. 374, AGM, 5.000%, 9/1/2036, Call 9/1/2019	550,000	550,000
Lancaster Independent School District, BAM, 4.000%, 2/15/2029, Call 2/15/2025	3,000,000	3,372,510
Lower Colorado River Authority:
5.000%, 5/15/2026, Call 5/15/2025	695,000	837,419
5.000%, 5/15/2027, Call 5/15/2025	1,355,000	1,624,482
5.000%, 5/15/2036, Call 5/15/2029	1,500,000	1,911,870

Matagorda County Navigation District No. 1, 2.600%, 11/1/2029	1,000,000	1,040,850
Mesquite Independent School District, PSF, 0.000%, 8/15/2021	635,000	619,163
Mission Economic Development Corp., 1.550%, 11/1/2019 (1)	1,000,000	1,000,190
New Hope Cultural Education Facilities Finance Corp.:
4.000%, 11/15/2021	615,000	633,936
5.000%, 11/15/2031, Call 11/15/2024	850,000	944,027
5.000%, 8/15/2036, Call 8/15/2021 (3)	1,700,000	1,752,088
5.000%, 8/15/2037, Call 8/15/2021 (3)	1,260,000	1,297,649
5.500%, 8/15/2036, Call 8/15/2021	1,000,000	1,034,260
New Hope Cultural Education Facilities Finance Corp., AGM, 4.000%, 4/1/2024	440,000	485,113
North Texas Tollway Authority:
5.000%, 1/1/2027, Call 1/1/2025	2,090,000	2,490,465
5.000%, 1/1/2048, Call 1/1/2028	5,000,000	6,065,000
Northside Independent School District, PSF, 2.125%, 8/1/2020, Call 2/1/2020 (1)	1,975,000	1,982,248
Pleasanton Independent School District, PSF, 5.000%, 8/15/2029, Call 8/15/2024	1,000,000	1,173,500
Prosper Independent School District, PSF, 5.000%, 2/15/2044, Call 2/15/2029	2,880,000	3,626,381
San Antonio Municipal Facilities Corp., 5.000%, 8/15/2036, Call 8/15/2021	500,000	533,445
Sienna Plantation Levee Improvement District, BAM, 4.000%, 9/1/2020	400,000	411,048
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 10/1/2028, Call 10/1/2023	2,030,000	2,320,026
5.000%, 5/15/2037, Call 5/15/2024	1,895,000	2,091,000
5.000%, 11/15/2037, Call 11/15/2027	2,175,000	2,561,584
5.000%, 5/15/2045, Call 5/15/2024	3,250,000	3,544,157
5.000%, 11/15/2046, Call 11/15/2026	2,000,000	2,275,240
5.000%, 11/15/2046, Call 11/15/2027	1,250,000	1,443,263
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2021	2,000,000	2,156,620
Waco Independent School District,PSF:
4.000%, 8/15/2028, Call 8/15/2024	1,000,000	1,128,020
4.000%, 8/15/2029, Call 8/15/2024	2,380,000	2,673,359

		122,732,084
U. S. Virgin Islands — 0.2%
Virgin Islands Public Finance Authority:
5.000%, 9/1/2030, Call 9/1/2025 (3)	2,320,000	2,613,364
5.000%, 9/1/2033, Call 9/1/2025 (3)	1,000,000	1,115,480

		3,728,844
Utah — 0.6%
Central Utah Water Conservancy District:
5.000%, 10/1/2026, Call 10/1/2019	850,000	852,525
5.000%, 10/1/2028, Call 10/1/2019	1,000,000	1,002,970
City of Draper, 5.000%, 5/1/2032, Call 5/1/2022	325,000	356,532
City of Riverton:
5.250%, 12/1/2034, Call 6/1/2023	1,455,000	1,657,856
5.250%, 12/1/2036, Call 6/1/2023	2,150,000	2,446,377
Jordan Valley Water Conservancy District, 5.000%, 10/1/2035, Call 4/1/2021	920,000	975,715
Utah Charter School Finance Authority, UT, 5.250%, 10/15/2028, Call 10/15/2023	480,000	543,086
Utah Infrastructure Agency,AGM:
5.400%, 10/15/2036, Call 10/15/2021	1,000,000	1,090,470
5.500%, 10/15/2030, Call 10/15/2021	1,300,000	1,420,328
Utah State Board of Regents, 5.000%, 8/1/2031, Call 8/1/2020	1,030,000	1,066,102

		11,411,961
Vermont — 0.0%
Vermont Housing Finance Agency, GNMA/FNMA/FHLMC, 4.000%, 11/1/2043, Call 5/1/2023	685,000	723,278
Vermont Student Assistance Corp., 5.000%, 6/15/2020 (4)	125,000	128,469

		851,747
Virginia — 0.7%
Charles City County Economic Development Authority, 2.125%, 4/1/2020 (1)	1,220,000	1,225,868
City of Chesapeake Chesapeake Expressway Toll Road Revenue, 5.000%, 7/15/2022	500,000	549,355
Henrico County Economic Development Authority, 5.000%, 10/1/2037, Call 10/1/2024	1,000,000	1,157,120
Henrico County Economic Development Authority, AGM, 3.873%, 8/23/2027, Call 9/6/2019 (1)(6)	50,000	50,000
Stafford County Economic Development Authority:
5.000%, 6/15/2028, Call 6/15/2026	1,000,000	1,222,570

5.000%, 6/15/2030, Call 6/15/2026	700,000	849,114
Virginia College Building Authority:
5.000%, 3/1/2023, Call 3/1/2020	745,000	759,096
5.000%, 3/1/2024, Call 3/1/2020	1,755,000	1,788,029
5.000%, 2/1/2031, Call 2/1/2027	2,200,000	2,760,868
Virginia Small Business Financing Authority:
4.250%, 11/1/2021, Call 5/1/2020	1,000,000	1,021,380
5.000%, 1/1/2044, Call 1/1/2022	2,500,000	2,673,025

		14,056,425
Washington — 1.9%
Chelan County Public Utility District No. 1, NATL-RE, 0.000%, 6/1/2024	210,000	195,972
FYI Properties, 5.000%, 6/1/2031, Call 6/1/2028	5,000,000	6,338,350
King County Housing Authority,County Guarantee:
5.200%, 5/1/2028, Call 9/30/2019	480,000	481,397
5.500%, 12/1/2028, Call 9/30/2019	1,000,000	1,003,830
King County Public Hospital District No. 1, 5.000%, 12/1/2031, Call 12/1/2026	4,000,000	4,856,480
King County Public Hospital District No. 2, 5.250%, 12/1/2028, Call 12/1/2020	200,000	209,688
Mason & Kitsap Counties School District No. 403 North Mason, School Bond Gty, 5.000%, 12/1/2035, Call 12/1/2023	2,025,000	2,312,266
Port of Bellingham, 5.250%, 12/1/2022, Call 12/1/2020	1,060,000	1,111,887
Port of Seattle, 4.000%, 4/1/2044, Call 4/1/2029	1,000,000	1,127,860
Snohomish County Housing Authority, 5.000%, 4/1/2031, Call 4/1/2029	1,000,000	1,261,130
Spokane County School District No 81 Spokane, School Bond Gty, 5.000%, 12/1/2036, Call 6/1/2029	5,000,000	6,439,300
Spokane County School District No. 81 Spokane, School Bond Gty, 5.000%, 12/1/2030, Call 12/1/2021	650,000	707,330
Washington Health Care Facilities Authority, 5.000%, 10/1/2030, Call 10/1/2022	750,000	829,110
Washington State Housing Finance Commission:
5.000%, 1/1/2029, Call 1/1/2026 (3)	840,000	989,948
5.000%, 1/1/2036, Call 1/1/2025 (3)	2,125,000	2,394,747
5.000%, 1/1/2038, Call 1/1/2026 (3)	2,000,000	2,295,200
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC, 3.050%, 6/1/2022	750,000	784,478
WBRP 3.2:
5.000%, 1/1/2026, Call 7/1/2025	750,000	911,130
5.000%, 1/1/2031, Call 7/1/2025	940,000	1,127,859
Whidbey Island Public Hospital District:
5.000%, 12/1/2021	520,000	556,941
5.000%, 12/1/2022	510,000	562,020

		36,496,923
West Virginia — 0.5%
West Virginia Hospital Finance Authority:
5.000%, 9/1/2031, Call 9/1/2029	2,020,000	2,553,805
5.000%, 9/1/2032, Call 9/1/2029	1,000,000	1,259,470
5.000%, 6/1/2042, Call 6/1/2027	3,665,000	4,351,161
5.000%, 1/1/2043, Call 1/1/2029	1,750,000	2,094,908

		10,259,344
Wisconsin — 2.9%
City of Oak Creek, 3.000%, 6/1/2027, Call 6/1/2025	100,000	108,207
Public Finance Authority:
1.450%, 10/1/2049, Call 9/6/2019 (1)	2,100,000	2,100,000
1.530%, 11/1/2019 (1)	1,000,000	1,000,150
4.750%, 12/1/2035, Call 12/1/2020	525,000	572,990
4.750%, 12/1/2035, Call 12/1/2020	1,475,000	1,498,792
5.000%, 11/15/2029	2,500,000	3,034,300
5.000%, 11/15/2030	1,620,000	1,978,846
5.000%, 7/1/2037, Call 7/1/2024	820,000	904,534
5.000%, 7/1/2047, Call 7/1/2024	1,000,000	1,091,600
5.125%, 7/15/2037, Call 7/15/2027 (3)	2,500,000	2,775,250
State of Wisconsin:
4.000%, 5/1/2027, Call 5/1/2022	800,000	862,576
5.000%, 3/1/2023, Call 9/1/2021	2,000,000	2,149,060
5.000%, 5/1/2027, Call 5/1/2022	25,000	27,540
5.000%, 5/1/2027, Call 5/1/2022	1,580,000	1,740,718

Wisconsin Center District:
0.000%, 12/15/2033, Call 6/15/2026	2,200,000	1,448,524
0.000%, 12/15/2034, Call 6/15/2026	6,665,000	4,180,555
Wisconsin Center District,AGM:
5.250%, 12/15/2023	520,000	576,914
5.250%, 12/15/2027	1,930,000	2,358,325
Wisconsin Health & Educational Facilities Authority:
4.750%, 10/15/2029, Call 10/15/2021	605,000	641,167
5.000%, 8/15/2020	1,060,000	1,098,224
5.000%, 3/1/2021	240,000	247,037
5.000%, 8/15/2021	1,160,000	1,245,515
5.000%, 10/1/2022	750,000	834,862
5.000%, 12/15/2022	500,000	558,550
5.000%, 12/15/2023	500,000	575,815
5.000%, 12/15/2024	500,000	593,135
5.000%, 3/1/2025, Call 3/1/2024	315,000	340,395
5.000%, 6/1/2026, Call 6/1/2020	135,000	138,866
5.000%, 8/15/2027, Call 8/15/2022	500,000	555,315
5.000%, 12/15/2028, Call 12/15/2024	100,000	117,377
5.000%, 8/15/2029, Call 8/15/2022	1,700,000	1,890,689
5.000%, 4/1/2032, Call 10/1/2022	4,560,000	4,987,637
5.000%, 6/1/2032, Call 6/1/2022	1,000,000	1,076,940
5.000%, 8/15/2032, Call 8/15/2022	5,000,000	5,560,850
5.125%, 4/15/2031, Call 4/15/2023	250,000	285,840
5.250%, 6/1/2034, Call 6/1/2020	300,000	309,144
5.375%, 8/15/2024, Call 2/15/2020	1,625,000	1,655,826

Wisconsin Health & Educational Facilities Authority, AGM, 5.000%, 7/15/2027, Call 7/15/2021	3,655,000	3,920,024

		55,042,089
Wyoming — 0.1%
County of Laramie, 5.000%, 5/1/2027, Call 5/1/2021	1,000,000	1,056,790

Total Municipals (identified cost $1,806,919,552)		1,922,691,223

Short-Term Investments — 0.0%

Repurchase Agreements — 0.0%

Agreement with Fixed Income Clearing Corp., 2.150%, dated 8/30/2019, to be repurchased at $175,593 on 9/3/2019, collateralized by a U.S. Government Treasury Obligation with a maturity of 12/31/2020, with a fair value of $182,601, 2.50%	175,593	175,593

Total Short-Term Investments (identified cost $175,593)		175,593

Total Investments — 100.3% (identified cost $1,807,095,145)		1,922,866,816

Other Assets and Liabilities — (0.3)%		(5,202,964)

Total Net Assets — 100.0%		$1,917,663,852

(1)

Denotes a variable rate security. The rate shown is the current interest rate as of August 31, 2019. Rate fluctuations are based underlying positions and/or other variables. For securities whose yields vary with a designated market index or market rate, the reference rate and spread are indicated in the description.

(2)

Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.

(3)

Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At August 31, 2019 these securities amounted to:

Fund	Amount	% of Total Net Assets
Intermediate Tax-Free Fund	41,799,015	2.18%

(4)	Securities that are subject to alternative minimum tax of the Intermediate Tax-Free Fund portfolio represents 2.34%, as calculated based upon total portfolio market value.
(5)	Purchased on a when-issued or delayed delivery basis.
(6)

Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

LIBOR	London Interbank Offered Rate
SAW	State Aid Withholding
BAM	Build America Mutual Assurance Company
TCRs	Transferable Custody Receipts

Short Tax-Free Fund

Description	Shares or Principal Amount	Value

Municipals — 99.6%

Alabama — 3.5%
Black Belt Energy Gas District:
2.394%, (LIBOR 1 Month), 12/1/2023, Call 9/1/2023 (1)	$1,000,000	$989,500
4.000%, 6/1/2021, Call 3/1/2021 (1)	1,000,000	1,045,640
4.000%, 6/1/2023	1,000,000	1,091,730
County of Jefferson, 5.000%, 9/15/2021	1,000,000	1,075,960
Southeast Alabama Gas Supply District, 2.394%, (LIBOR 1 Month), 4/1/2024, Call 1/1/2024 (1)	1,000,000	994,380
Tuscaloosa City Board of Education:
5.000%, 8/1/2020	200,000	207,158
5.000%, 8/1/2021	175,000	188,059

		5,592,427
Alaska — 0.6%
Alaska Industrial Development & Export Authority, 3.500%, 12/1/2020, Call 12/1/2019	1,000,000	1,003,860

Arizona — 1.5%
City of El Mirage, 5.000%, 7/1/2022, Call 7/1/2020	465,000	479,494
Coconino County Pollution Control Corp., 1.600%, 5/21/2020 (1)	750,000	751,372
Industrial Development Authority of the City of Phoenix, 3.000%, 7/1/2020 (2)	25,000	25,105
La Paz County Industrial Development Authority, 5.000%, 2/15/2021 (2)	540,000	554,958
Maricopa County Industrial Development Authority:
2.550%, 7/1/2021	225,000	226,355
2.875%, 7/1/2021 (2)	135,000	135,498
Pinal County School District No. 1 Florence, BAM, 4.000%, 7/1/2020	250,000	255,853

		2,428,635
Arkansas — 0.2%
City of Hot Springs Wastewater Revenue, 5.000%, 12/1/2020	245,000	256,405
City of Rogers, 2.125%, 11/1/2029, Call 11/1/2021	25,000	25,507

		281,912
California — 5.2%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	500,000	516,805
Bay Area Toll Authority, 2.450%, (SIFMA Municipal Swap Index Yield), 4/1/2024, Call 10/1/2023 (1)	500,000	514,875
California Housing Finance Agency, AGM, 5.320%, 2/1/2037, Call 9/5/2019 (1)(3)	5,000	5,000
California Municipal Finance Authority, 5.000%, 2/1/2022	1,000,000	1,092,580
California Public Finance Authority:
5.000%, 10/15/2021	350,000	371,903
5.000%, 10/15/2022	300,000	327,525
California State Public Works Board:
5.000%, 4/1/2020	320,000	327,430
5.000%, 11/1/2020, Call 11/1/2019	35,000	35,224
5.125%, 10/1/2022, Call 10/1/2019	245,000	245,779
California Statewide Communities Development Authority, 5.000%, 12/1/2025 (2)	200,000	233,994
California Statewide Communities Development Authority, CMI, 3.500%, 11/1/2021, Call 11/1/2019	750,000	753,067
California Statewide Communities Development Authority, NATL-RE, 5.400%, 4/1/2028 (1)(3)	75,000	75,000
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2020	675,000	704,389
City of Redding Electric System Revenue, NATL-RE, 3.356%, 7/1/2022 (1)(3)	50,000	50,000
Fresno Joint Powers Financing Authority, AGM, 5.000%, 4/1/2022	875,000	961,984
Golden State Tobacco Securitization Corp., 5.000%, 6/1/2022	1,000,000	1,097,730
Palomar Health, 5.000%, 11/1/2022	375,000	412,909

Sacramento Redevelopment Agency Successor Agency, BAM, 5.000%, 12/1/2022	385,000	434,407
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 10/1/2019 (1)	220,000	220,350

		8,380,951
Colorado — 3.9%
City of Burlington Water & Sewer Revenue, AGM, 3.000%, 11/1/2019	100,000	100,217
Colorado Educational & Cultural Facilities Authority:
2.500%, 12/15/2019	50,000	50,077
5.000%, 10/1/2021	1,000,000	1,065,890
Colorado Health Facilities Authority:
3.125%, 5/15/2027, Call 5/15/2020	1,000,000	1,005,030
5.000%, 6/1/2021	250,000	266,275
5.000%, 6/1/2022	250,000	275,115
5.000%, 8/1/2025, Call 2/1/2025 (1)	1,000,000	1,183,680
County of Montrose, 4.000%, 12/1/2019	200,000	201,310
E-470 Public Highway Authority, 2.468%, (LIBOR 1 Month), 9/1/2021, Call 3/1/2021 (1)	575,000	579,353
Regional Transportation District, 5.000%, 6/1/2025, Call 6/1/2020	500,000	514,695
University of Colorado Hospital Authority, 5.000%, 3/1/2022, Call 9/1/2021 (1)	750,000	805,282
Wheatlands Metropolitan District, BAM, 4.000%, 12/1/2020	125,000	128,734

		6,175,658
Connecticut — 1.1%
State of Connecticut:
2.270%, (SIFMA Municipal Swap Index Yield), 9/15/2019 (1)	115,000	115,028
5.000%, 3/15/2021	500,000	528,965
5.000%, 4/15/2023	1,000,000	1,132,830

		1,776,823
District of Columbia — 0.7%
Metropolitan Washington Airports Authority, 5.000%, 10/1/2024	1,000,000	1,181,460

Florida — 6.6%
Brevard County Health Facilities Authority:
5.000%, 4/1/2020	500,000	510,790
5.000%, 4/1/2021	400,000	422,672
City of Atlantic Beach, 3.250%, 11/15/2024, Call 11/15/2020	1,155,000	1,174,947
City of Orlando,AGM:
4.000%, 11/1/2021	460,000	487,328
5.000%, 11/1/2022	350,000	391,111
City of Port St. Lucie, 5.000%, 7/1/2020	295,000	304,393
City of Tampa, 5.000%, 11/15/2020, Call 5/15/2020	25,000	25,675
Columbia County School Board, BAM, 5.000%, 7/1/2021	400,000	427,804
County of Broward Half-Cent Sales Tax Revenue, 5.000%, 10/1/2020	100,000	104,266
County of Manatee, 1.410%, 9/1/2024, Call 9/6/2019 (1)	400,000	400,000
County of Okeechobee, 1.550%, 7/1/2021 (1)	1,000,000	1,005,510
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2021	300,000	315,753
Florida Development Finance Corp., 1.900%, 3/17/2020 (1)	3,000,000	3,000,960
Florida Housing Finance Corp., GNMA/FNMA/FHLMC, 4.600%, 1/1/2029, Call 1/1/2020	45,000	45,340
Halifax Hospital Medical Center:
5.000%, 6/1/2020	325,000	333,570
5.000%, 6/1/2021	300,000	317,604
Miami-Dade County Educational Facilities Authority, AMBAC, 5.250%, 4/1/2020	40,000	40,928
Pinellas County Health Facilities Authority, NATL-RE, 3.203%, 11/15/2023, Call 9/6/2019 (1)(3)	125,000	125,000
Sarasota County Health Facilities Authority, 5.000%, 1/1/2022	500,000	532,840
Sumter County Industrial Development Authority:
5.000%, 7/1/2020	235,000	242,405
5.000%, 7/1/2020	300,000	309,453

		10,518,349
Georgia — 6.9%
Atlanta Development Authority, 4.000%, 9/1/2020	500,000	514,310
Bartow County Development Authority:
1.550%, 8/19/2022 (1)	500,000	498,885
2.050%, 11/19/2021 (1)	500,000	505,260
Burke County Development Authority, 2.925%, 3/12/2024 (1)	1,250,000	1,315,650

City of Atlanta:
5.000%, 1/1/2021	250,000	262,990
5.000%, 1/1/2022	700,000	758,044
City of Atlanta Water & Wastewater Revenue, 6.000%, 11/1/2029, Call 11/1/2019	290,000	292,265
County of DeKalb Water & Sewerage Revenue, 5.000%, 10/1/2020	150,000	156,383
DeKalb Private Hospital Authority, 5.000%, 11/15/2021, Call 11/15/2019	420,000	423,259
Gainesville & Hall County Hospital Authority:
2.300%, (SIFMA Municipal Swap Index Yield), 2/18/2020, Call 9/30/2019 (1)	350,000	350,053
5.000%, 2/15/2021	700,000	736,386
Georgia State Road & Tollway Authority, 5.000%, 6/1/2021	1,250,000	1,334,750
Main Street Natural Gas, Inc.:
2.244%, (LIBOR 1 Month), 9/1/2023, Call 6/1/2023 (1)	1,000,000	1,006,250
2.324%, (LIBOR 1 Month), 12/1/2023, Call 9/1/2023 (1)	500,000	502,000
5.000%, 5/15/2024	1,250,000	1,440,125
Municipal Electric Authority of Georgia, 5.000%, 1/1/2023	875,000	978,512

		11,075,122
Guam — 0.3%
Territory of Guam, 5.000%, 12/1/2022	500,000	546,695

Illinois — 16.2%
Chicago Housing Authority, HUD SEC 8, 5.000%, 1/1/2023	1,000,000	1,115,880
Chicago O’Hare International Airport:
5.000%, 1/1/2022	100,000	108,701
5.000%, 1/1/2022	200,000	217,402
Chicago Park District:
5.000%, 1/1/2022	250,000	268,495
5.000%, 1/1/2022	500,000	536,990
Chicago Transit Authority, 5.000%, 6/1/2021	750,000	795,075
City of Chicago Wastewater Transmission Revenue:
5.000%, 1/1/2021	840,000	880,001
5.000%, 1/1/2022	500,000	540,025
City of Chicago Waterworks Revenue:
5.000%, 11/1/2019	620,000	623,540
5.000%, 11/1/2021	1,445,000	1,553,823
City of Waukegan, 5.000%, 12/30/2020	250,000	262,388
Cook County Township High School District No. 201 J Sterling Morton, AMBAC, 0.000%, 12/1/2019	100,000	99,596
County of Cook:
5.000%, 11/15/2020, Call 11/15/2019	250,000	251,785
5.000%, 11/15/2021	720,000	775,800
County of Cook Sales Tax Revenue, 5.000%, 11/15/2024, Call 11/15/2022	810,000	901,425
Illinois Finance Authority:
1.400%, 8/15/2042, Call 9/6/2019 (1)	200,000	200,000
2.911%, (LIBOR 1 Month), 5/1/2021, Call 11/1/2020 (1)	1,000,000	1,002,540
5.000%, 1/1/2021	200,000	208,580
5.000%, 11/15/2021	400,000	432,196
5.000%, 1/1/2022	150,000	161,150
5.000%, 7/15/2022	750,000	831,397
5.000%, 11/15/2022	555,000	619,119
5.000%, 12/1/2022	290,000	315,273
5.000%, 5/15/2023	250,000	276,870
5.000%, 5/15/2024	450,000	509,935
Illinois Housing Development Authority, 1.900%, 10/1/2021 (1)	500,000	505,790
Illinois Housing Development Authority, AGM, 4.400%, 9/1/2020, Call 9/30/2019	40,000	40,086
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.000%, 1/1/2023	1,000,000	1,117,950
Lake County Forest Preserve District, 2.095%, (LIBOR 3 Month), 12/15/2020 (1)	140,000	140,119
Marion-Clinton Etc Counties High School District No. 200-Centralia, BAM, 3.000%, 12/1/2019	185,000	185,237
Metropolitan Pier & Exposition Authority, NATL-RE, 0.000%, 6/15/2020	30,000	29,602
Quad Cities Regional Economic Development Authority, 4.000%, 10/1/2019	400,000	400,708
Railsplitter Tobacco Settlement Authority, 5.000%, 6/1/2023	1,000,000	1,130,730
Sales Tax Securitization Corp., 5.000%, 1/1/2023	1,000,000	1,101,440
State of Illinois:
5.000%, 4/1/2020	100,000	101,879

5.000%, 6/1/2020	500,000	512,095
5.000%, 8/1/2020	900,000	926,559
5.000%, 2/1/2021	240,000	250,766
5.000%, 11/1/2022	2,000,000	2,166,820
Town of Cicero, AGM, 5.000%, 1/1/2020	500,000	505,805
University of Illinois, 5.000%, 3/15/2022	1,000,000	1,090,630
Village of Bolingbrook,AGM:
4.000%, 3/1/2022	630,000	668,619
4.000%, 3/1/2023	510,000	552,131
Will County Community High School District No. 210 Lincoln-Way, 4.000%, 1/1/2022, Call 9/30/2019	1,000,000	1,001,220

		25,916,172
Indiana — 3.6%
City of Whiting:
1.850%, 10/1/2019 (1)	1,000,000	1,000,360
5.000%, 6/5/2026 (1)	1,000,000	1,218,820
Indiana Finance Authority:
1.600%, 12/2/2019 (1)(4)	830,000	830,000
5.000%, 5/1/2020	100,000	102,443
5.000%, 8/15/2020	130,000	134,000
5.250%, 10/1/2022, Call 10/1/2021	150,000	162,632
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC, 1.500%, 7/1/2047, Call 9/6/2019 (1)	2,000,000	2,000,000
Indianapolis Local Public Improvement Bond Bank, 5.000%, 6/1/2020	100,000	102,864
Jasper Hospital Authority, 5.000%, 11/1/2020	250,000	261,070

		5,812,189
Kansas — 0.4%
Bourbon County Unified School District No. 234-Fort Scott, 5.000%, 9/1/2020	420,000	435,897
Kansas Development Finance Authority, BAM TCRs, 5.000%, 12/1/2019	140,000	141,298

		577,195
Kentucky — 2.3%
Kentucky Asset Liability Commission, 5.000%, 9/1/2023	500,000	574,010
Kentucky Public Energy Authority, 4.000%, 7/1/2023	750,000	819,397
Kentucky Rural Water Finance Corp., 2.250%, 3/1/2020, Call 9/20/2019	1,200,000	1,200,516
Louisville/Jefferson County Metropolitan Government:
1.850%, 4/1/2021 (1)	500,000	504,895
5.000%, 10/1/2020	550,000	571,170

		3,669,988
Louisiana — 0.4%
Evangeline Parish Road & Drain Sales Tax District No. 1, AGM, 5.000%, 12/1/2020	400,000	418,976
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	5,000	5,080
Louisiana Public Facilities Authority, AMBAC, 2.936%, 9/1/2027, Call 10/1/2019 (1)(3)	50,000	50,000
State of Louisiana, 5.000%, 11/15/2020, Call 5/15/2020	110,000	113,016

		587,072
Maine — 0.1%
City of Portland General Airport Revenue, 4.000%, 7/1/2020	110,000	112,199

Maryland — 0.7%
City of Baltimore:
3.618%, 7/1/2037, Call 6/19/2019 (3)	0	0
5.000%, 9/1/2022	500,000	552,745
City of Baltimore, NATL-RE, 3.225%, 7/1/2020 (1)(3)	50,000	50,000
City of Rockville, 5.000%, 11/1/2022	500,000	550,845
Maryland Community Development Administration, GNMA/FNMA/FHLMC, 4.500%, 3/1/2027, Call 3/1/2021	10,000	10,258

		1,163,848
Massachusetts — 2.0%
Commonwealth of Massachusetts, 1.700%, 8/1/2022 (1)	1,000,000	1,012,890
Massachusetts Development Finance Agency:
4.000%, 4/15/2020	115,000	116,324
5.000%, 7/1/2021	280,000	297,886
5.000%, 7/1/2022	315,000	345,681

5.000%, 7/1/2024	260,000	301,756
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 5.000%, 1/1/2023, Call 1/1/2023 (1)	1,000,000	1,122,120

		3,196,657
Michigan — 2.6%
City of Wyandotte Electric System Revenue, BAM, 5.000%, 10/1/2019	250,000	250,592
Great Lakes Water Authority Water Supply System Revenue, 5.000%, 7/1/2023	800,000	911,336
Grosse Ile Township School District, Q-SBLF, 5.000%, 5/1/2020	595,000	609,970
Lake St. Claire Clean Water Initiative, County Guarantee, 5.000%, 10/1/2020	150,000	156,350
Marquette Board of Light & Power, 5.000%, 7/1/2020	150,000	154,751
Michigan Finance Authority, 3.500%, 11/15/2022 (1)(4)	1,000,000	1,063,470
Michigan State Hospital Finance Authority, 5.000%, 11/15/2020, Call 11/15/2019	520,000	523,962
Muskegon Public Schools, Q-SBLF, 4.250%, 5/1/2021, Call 9/30/2019	200,000	200,440
Taylor Tax Increment Finance Authority, AGM, 4.000%, 5/1/2021, Call 9/30/2019	270,000	270,564

		4,141,435
Minnesota — 1.0%
Housing & Redevelopment Authority of The City of St. Paul, 5.000%, 11/15/2021	500,000	540,130
JPMorgan Chase Putters/Drivers Trust, 1.700%, 6/1/2021 (1)(2)	1,000,000	1,000,000

		1,540,130
Mississippi — 1.4%
Mississippi Business Finance Corp, 2.200%, 6/3/2024 (1)	1,250,000	1,286,612
State of Mississippi, 5.000%, 10/15/2024	750,000	888,728

		2,175,340
Missouri — 1.1%
Health & Educational Facilities Authority of the State of Missouri:
2.875%, 2/1/2022, Call 4/1/2020	600,000	604,512
5.000%, 2/1/2022	250,000	267,762
5.000%, 2/1/2024, Call 2/1/2021	250,000	260,243
Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 4.700%, 3/1/2035, Call 9/30/2019	180,000	180,427
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 2.363%, 12/1/2022, Call 6/26/2019 (3)	0	0
St. Louis Municipal Finance Corp., 5.000%, 2/15/2021	500,000	527,400

		1,840,344
Nebraska — 0.7%
Central Plains Energy Project, 5.000%, 1/1/2024, Call 10/1/2023 (1)	1,000,000	1,133,750

Nevada — 1.6%
City of Carson City, 5.000%, 9/1/2022	500,000	548,885
City of North Las Vegas NV, AGM, 5.000%, 6/1/2023	1,000,000	1,136,610
State of Nevada Department of Business & Industry, 1.875%, 12/2/2019 (1)(2)	800,000	800,856

		2,486,351
New Jersey — 3.1%
Lyndhurst Township School District, School Bond Gty, 3.000%, 9/13/2019	1,000,000	1,000,400
New Jersey Economic Development Authority, 5.000%, 11/1/2021	400,000	430,748
New Jersey Health Care Facilities Financing Authority, 5.000%, 7/1/2022	790,000	875,533
New Jersey Higher Education Student Assistance Authority, 4.875%, 12/1/2024, Call 12/1/2019	300,000	302,664
New Jersey Transportation Trust Fund Authority:
2.350%, (SIFMA Municipal Swap Index Yield), 12/15/2019, Call 9/25/2019 (1)	475,000	475,142
4.000%, 12/15/2019	75,000	75,581
5.000%, 12/15/2023	250,000	285,220
New Jersey Transportation Trust Fund Authority, AGM, 5.250%, 12/15/2019	250,000	252,750
New Jersey Transportation Trust Fund Authority,NATL-RE:
5.500%, 12/15/2019	135,000	136,611
5.500%, 12/15/2020	10,000	10,542
Tobacco Settlement Financing Corp., 5.000%, 6/1/2022	1,000,000	1,092,790

		4,937,981
New Mexico — 0.6%
New Mexico Hospital Equipment Loan Council, 2.375%, 7/1/2024, Call 1/1/2021	1,000,000	1,002,340

New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC, 5.300%, 9/1/2040, Call 9/1/2019	5,000	5,000

		1,007,340
New York — 8.4%
Long Island Power Authority, 2.311%, (LIBOR 1 Month), 10/1/2023, Call 10/1/2022 (1)	1,000,000	1,004,700
Metropolitan Transportation Authority:
4.000%, 2/3/2020	850,000	859,614
5.000%, 11/15/2024 (1)	1,000,000	1,182,340
New York City Transitional Finance Authority Future Tax Secured Revenue, 1.430%, 11/1/2042, Call 9/6/2019 (1)	800,000	800,000
New York City Water & Sewer System, 1.430%, 6/15/2044, Call 9/6/2019 (1)	300,000	300,000
New York State Dormitory Authority, 5.000%, 12/1/2022 (2)	600,000	661,602
New York State Dormitory Authority, NATL-RE, 4.300%, 7/1/2029, Call 9/3/2019 (1)(3)	475,000	475,000
New York State Energy Research & Development Authority, 2.000%, 5/1/2020 (1)	350,000	351,995
New York State Housing Finance Agency, SONYMA, 1.875%, 11/1/2021, Call 5/1/2020 (1)	750,000	753,000
Nuveen New York AMT-Free Municipal Credit Income Fund, 1.700%, 3/1/2029 (1)	1,300,000	1,300,000
Nuveen New York AMT-Free Quality Municipal Income Fund, 1.700%, 3/1/2029 (1)	1,000,000	1,000,000
State of New York Mortgage Agency, 5.000%, 10/1/2019	600,000	601,794
Triborough Bridge & Tunnel Authority:
1.850%, (SOFR + 43 basis points), 9/26/2019 (1)	945,000	945,170
2.194%, (LIBOR 1 Month), 2/1/2021 (1)	990,000	996,088
TSASC, Inc., 5.000%, 6/1/2021	1,000,000	1,063,760
Westchester Tobacco Asset Securitization, 5.000%, 6/1/2020	1,155,000	1,184,071

		13,479,134
North Carolina — 0.6%
North Carolina Eastern Municipal Power Agency, FGIC, 3.144%, 1/1/2025 (1)(3)	600,000	571,830
North Carolina Medical Care Commission, 5.000%, 10/1/2022	350,000	386,806

		958,636
North Dakota — 0.2%
City of Williston, 5.000%, 5/1/2020	240,000	245,750
North Dakota Housing Finance Agency, 3.750%, 7/1/2042, Call 7/1/2022	65,000	67,240

		312,990
Ohio — 2.4%
Akron Bath Copley Joint Township Hospital District, 5.000%, 11/15/2021	805,000	868,514
American Municipal Power, Inc., 2.300%, 2/15/2022, Call 8/15/2021 (1)	1,000,000	1,019,080
County of Hamilton:
4.000%, 1/1/2021	445,000	457,220
5.000%, 1/1/2022	465,000	497,071
County of Lorain, 3.000%, 2/7/2020	500,000	503,805
Ohio Housing Finance Agency, GNMA/FNMA/FHLMC, 4.000%, 5/1/2022, Call 5/1/2021	65,000	65,616
University of Toledo, 5.000%, 6/1/2020	375,000	385,541

		3,796,847
Pennsylvania — 3.9%
Allegheny County Hospital Development Authority, 2.230%, (LIBOR 3 Month), 2/1/2021, Call 11/1/2019 (1)	55,000	55,073
Berks County Industrial Development Authority, 5.000%, 11/1/2022	250,000	277,718
Berks County Municipal Authority, 2.850%, (SIFMA Municipal Swap Index Yield), 7/1/2022, Call 9/16/2019 (1)	350,000	353,255
Commonwealth Financing Authority, 5.000%, 6/1/2022	1,000,000	1,096,020
Lancaster County Hospital Authority, 2.875%, 12/15/2023, Call 12/15/2019	500,000	500,570
Lancaster County Solid Waste Management Authority, 5.000%, 12/15/2020	200,000	209,338
Lancaster Industrial Development Authority, 5.000%, 5/1/2020	285,000	290,614
Montgomery County Industrial Development Authority:
4.000%, 12/1/2022	250,000	266,190
4.000%, 12/1/2023	100,000	109,706
4.000%, 12/1/2024	100,000	111,728
5.000%, 12/1/2023	320,000	359,504
North Penn Water Authority, 1.994%, (LIBOR 1 Month), 11/1/2019, Call 9/20/2019 (1)	800,000	800,064

Northampton County General Purpose Authority:
2.601%, (LIBOR 1 Month), 8/15/2024, Call 2/15/2023 (1)	1,000,000	1,002,090
2.750%, (SIFMA Municipal Swap Index Yield), 8/15/2020, Call 2/15/2020 (1)	150,000	150,534
Pennsylvania Economic Development Financing Authority, 5.000%, 3/1/2020	200,000	203,506
Pennsylvania Turnpike Commission:
2.230%, (SIFMA Municipal Swap Index Yield), 12/1/2020, Call 6/1/2020 (1)	325,000	327,119
2.330%, (SIFMA Municipal Swap Index Yield), 12/1/2021, Call 6/1/2021 (1)	80,000	81,119

		6,194,148
South Carolina — 1.3%
Newberry Investing in Children’s Education, 5.000%, 12/1/2019	1,000,000	1,009,420
Patriots Energy Group Financing Agency, 2.354%, (LIBOR 1 Month), 2/1/2024, Call 11/1/2023 (1)	1,000,000	1,001,200

		2,010,620
Tennessee — 2.0%
Clarksville Natural Gas Acquisition Corp., 5.000%, 12/15/2019	125,000	126,303
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, 2.000%, 1/1/2021 (1)	1,000,000	1,009,370
Tennessee Energy Acquisition Corp.:
4.000%, 5/1/2023, Call 2/1/2023 (1)	1,000,000	1,082,590
5.000%, 2/1/2023	790,000	876,805
5.250%, 9/1/2020	10,000	10,367
5.250%, 9/1/2021	55,000	58,985

		3,164,420
Texas — 7.1%
Clifton Higher Education Finance Corp., PSF, 5.000%, 8/15/2020	160,000	165,723
County of Cameron, BAM, 5.000%, 2/15/2020	240,000	244,260
Crane County Water District, 3.000%, 2/15/2021	605,000	620,313
Fort Bend Independent School District, PSF, 1.950%, 8/1/2022 (1)	1,000,000	1,017,990
Harris County Cultural Education Facilities Finance Corp., 2.180%, (SIFMA Municipal Swap Index Yield), 6/1/2021 (1)	350,000	351,302
Harris County Health Facilities Development Corp., 1.390%, 12/1/2041, Call 9/6/2019 (1)	500,000	500,000
Houston Independent School District, PSF, 2.250%, 6/1/2022 (1)	1,250,000	1,281,312
Irving Hospital Authority, 5.000%, 10/15/2022	215,000	237,541
Mission Economic Development Corp., 2.500%, 8/1/2020, Call 9/30/2019	1,000,000	1,000,880
New Hope Cultural Education Facilities Finance Corp.:
3.375%, 8/15/2021 (2)	275,000	278,861
4.000%, 11/15/2021	615,000	633,936
New Hope Cultural Education Facilities Finance Corp., AGM, 4.000%, 4/1/2020	250,000	253,303
North Texas Higher Education Authority, Inc., 3.219%, (LIBOR 3 Month), 7/1/2030 (1)	90,000	89,932
North Texas Tollway Authority, 5.000%, 1/1/2022	250,000	272,477
Northside Independent School District, PSF, 2.125%, 8/1/2020, Call 2/1/2020 (1)	655,000	657,404
Panhandle-Plains Higher Education Authority, Inc., 3.569%, (LIBOR 3 Month), 4/1/2035 (1)	195,000	196,552
Port of Port Arthur Navigation District, 1.900%, 10/3/2019, Call 10/3/2019 (1)(2)	1,500,000	1,500,105
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 5/15/2021	500,000	524,550
5.000%, 11/15/2022	1,000,000	1,097,700
Texas State University System, 5.000%, 3/15/2022	350,000	384,296

		11,308,437
Utah — 0.1%
Salt Lake City Corp., AMBAC, 2.458%, 5/15/2020, Call 9/6/2019 (1)(3)	200,000	200,000

Virginia — 1.1%
Henrico County Economic Development Authority, 5.000%, 10/1/2023	575,000	654,206

Henrico County Economic Development Authority, AGM, 3.873%, 8/23/2027, Call 9/6/2019 (1)(3)	1,100,000	1,100,000

		1,754,206
Washington — 0.9%
State of Washington, 5.000%, 2/1/2022	1,000,000	1,094,080

Washington State Housing Finance Commission, GNMA/FNMA/FHLMC, 5.000%, 10/1/2020	320,000	333,574

		1,427,654
West Virginia — 1.4%
West Virginia Economic Development Authority, 2.550%, 4/1/2024 (1)	1,000,000	1,043,990
West Virginia Hospital Finance Authority:
5.000%, 1/1/2022	520,000	562,000
5.000%, 1/1/2023	555,000	617,776

		2,223,766
Wisconsin — 1.9%
Public Finance Authority:
1.450%, 10/1/2049, Call 9/6/2019 (1)	300,000	300,000
5.000%, 11/15/2021	610,000	647,466
5.000%, 11/15/2022	500,000	542,840
State of Wisconsin:
5.000%, 9/1/2020	175,000	181,802
5.000%, 3/1/2021	300,000	317,355
Wisconsin Health & Educational Facilities Authority:
5.000%, 3/1/2020	200,000	201,956
5.000%, 8/15/2020	260,000	269,503
5.000%, 8/15/2022	200,000	222,142
5.000%, 8/15/2023	205,000	234,588
5.500%, 12/15/2020, Call 12/15/2019	80,000	80,971

		2,998,623

Total Municipals (identified cost $156,709,960)		159,089,364

Short-Term Investments — 0.2%

Repurchase Agreements — 0.2%
Agreement with Fixed Income Clearing Corp., 2.150%, dated 8/30/2019, to be repurchased at $371,965 on 9/3/2019, collateralized by U.S. Government Treasury Obligations with a maturity of 12/31/2020, with a fair value $380,420, 2.50%	371,965	371,965

Total Short-Term Investments (identified cost $371,965)		371,965

Total Investments — 99.8% (identified cost $157,081,925)		159,461,329

Other Assets and Liabilities — 0.2%		334,724

Total Net Assets — 100.0%		$159,796,053

(1)

Denotes a variable rate security. The rate shown is the current interest rate as of August 31, 2019. Rate fluctuations are based underlying positions and/or other variables. For securities whose yields vary with a designated market index or market rate, the reference rate and spread are indicated in the description.

(2)

Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At August 31, 2019 these securities amounted to:

Fund	Amount	% of Total Net Assets
Short Tax-Free Fund	5,190,979	3.25%

(3)

Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(4)	Purchased on a when-issued or delayed delivery basis.

LIBOR	London Interbank Offered Rate
HUD	Department of Housing and Urban Development
AGM	Assured Guaranty Municipal
PSF	Permanent School Fund Guaranteed

Ultra Short Tax-Free Fund

Description	Shares or Principal Amount	Value

Municipals — 98.6%

Alabama — 5.2%
Albertville Municipal Utilities Board - Water System, AGM, 2.000%, 8/15/2020	$355,000	$357,197
Black Belt Energy Gas District:
2.394%, (LIBOR 1 Month), 12/1/2023, Call 9/1/2023 (1)	4,500,000	4,452,750
4.000%, 6/1/2021	1,000,000	1,045,290
4.000%, 6/1/2022	1,000,000	1,068,660
Chatom Industrial Development Board, 1.400%, 2/3/2020, Call 2/1/2020 (1)	4,800,000	4,798,992
County of Jefferson, 5.000%, 9/15/2019	1,000,000	1,001,190
Health Care Authority for Baptist Health, 1.810%, 11/1/2042, Call 9/3/2019 (1)	11,125,000	11,125,000
Limestone County Water & Sewer Authority, BAM, 2.000%, 12/1/2019	160,000	160,333

Southeast Alabama Gas Supply District, 2.394%, (LIBOR 1 Month), 4/1/2024, Call 1/1/2024 (1)	5,000,000	4,971,900

		28,981,312
Arkansas — 1.8%
Arkansas Development Finance Authority:
1.820%, 9/1/2044, Call 9/3/2019 (1)	7,000,000	7,000,000
2.450%, (SIFMA Municipal Swap Index Yield), 10/1/2020 (1)	3,000,000	3,000,000
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	5,000	5,007

		10,005,007
California — 2.7%
Bay Area Toll Authority, 2.450%, (SIFMA Municipal Swap Index Yield), 4/1/2024, Call 10/1/2023 (1)	1,750,000	1,802,063
California Municipal Finance Authority, 1.480%, 10/1/2019 (1)	4,500,000	4,500,315
California Pollution Control Financing Authority, 1.500%, 10/15/2019 (1)(2)	4,000,000	4,000,320
Palomar Health, 4.000%, 11/1/2019	505,000	506,752
State of California, 1.640%, (SIFMA Municipal Swap Index Yield), 12/1/2020, Call 12/1/2019 (1)	750,000	750,420
Tender Option Bond Trust Receipts/Certificates, 1.550%, 8/1/2042, Call 2/1/2026 (1)(2)	3,730,000	3,730,000

		15,289,870
Colorado — 0.7%
City & County of Denver Airport System Revenue, AGC, 1.470%, 11/15/2025, Call 9/6/2019 (1)(3)	525,000	525,000
Colorado Health Facilities Authority, 5.000%, 6/1/2022	1,000,000	1,100,460
Colorado School of Mines, 1.994%, (LIBOR 1 Month), 2/1/2023, Call 8/1/2022 (1)	1,185,000	1,185,663
E-470 Public Highway Authority, 1.873%, (LIBOR 1 Month), 9/1/2021, Call 9/1/2020 (1)	1,370,000	1,370,329

		4,181,452
Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority, 5.000%, 7/1/2020	400,000	412,500

District of Columbia — 0.5%
District of Columbia Housing Finance Agency, AGM, 5.000%, 7/1/2021, Call 9/30/2019	360,000	361,019
Washington Convention & Sports Authority, 5.000%, 10/1/2020	2,500,000	2,605,550

		2,966,569
Florida — 4.8%
Citizens Property Insurance Corp., 5.000%, 6/1/2020	3,870,000	3,980,837
City of Atlantic Beach, 3.000%, 11/15/2023, Call 5/15/2020	2,000,000	2,017,180
City of Orlando, AGM, 3.000%, 11/1/2019	850,000	852,473
Florida Development Finance Corp., 1.900%, 3/17/2020 (1)	10,000,000	10,003,200
Lee Memorial Health System, 1.530%, 4/1/2049, Call 9/3/2019 (1)	4,000,000	4,000,000

North Broward Hospital District, 5.000%, 1/1/2020	875,000	884,870
RBC Municipal Products, Inc. Trust, 1.550%, (SIFMA Municipal Swap Index Yield), 3/2/2020 (1)(2)(4)	5,000,000	5,000,000

		26,738,560
Georgia — 4.9%
Atkinson/Coffee Counties Joint Development Authority, 1.650%, 12/1/2019, Call 9/20/2019	3,000,000	3,000,510
Bartow County Development Authority, 2.050%, 11/19/2021 (1)	1,400,000	1,414,728
Burke County Development Authority:
1.550%, 8/19/2022 (1)	3,000,000	2,993,310
2.250%, 5/25/2023 (1)	4,000,000	4,084,760
Heard County Development Authority, 1.480%, 9/1/2026, Call 9/6/2019 (1)	600,000	600,000
Main Street Natural Gas, Inc.:
1.920%, (SIFMA Municipal Swap Index Yield), 12/1/2023, Call 9/1/2023 (1)	5,000,000	4,979,750
2.324%, (LIBOR 1 Month), 12/1/2023, Call 9/1/2023 (1)	5,000,000	5,020,000
5.000%, 5/15/2021	700,000	741,034
Morgan County Hospital Authority, 2.750%, 9/1/2019	3,750,000	3,750,000
Municipal Electric Authority of Georgia, 5.000%, 1/1/2020	1,000,000	1,012,300

		27,596,392
Hawaii — 0.5%
City & County of Honolulu, 1.650%, (SIFMA Municipal Swap Index Yield), 9/1/2020, Call 9/16/2019 (1)	2,800,000	2,800,168

Illinois — 7.5%
Chicago Housing Authority, HUD SEC 8, 5.000%, 1/1/2021	1,400,000	1,467,046
Chicago Park District:
4.000%, 1/1/2020	1,000,000	1,008,250
4.000%, 1/1/2020	1,520,000	1,533,133
City of Chicago Waterworks Revenue:
5.000%, 11/1/2019	250,000	251,427
5.000%, 11/1/2019	1,000,000	1,005,710
5.000%, 11/1/2021	1,000,000	1,073,320
Decatur Park District, 3.000%, 12/15/2019	4,311,000	4,328,934
Illinois Educational Facilities Authority:
1.800%, 2/13/2020 (1)	2,400,000	2,406,216
1.875%, 2/13/2020 (1)	2,250,000	2,256,570
Illinois Finance Authority:
2.100%, (SIFMA Municipal Swap Index Yield), 7/1/2023, Call 7/1/2022 (1)	2,000,000	2,000,000
3.000%, 12/1/2019	200,000	200,474
5.000%, 11/15/2019	605,000	609,525
5.000%, 11/15/2019	250,000	251,830
Illinois Housing Development Authority, 1.900%, 10/1/2021 (1)	1,790,000	1,810,728
Illinois State University, 5.000%, 4/1/2020	200,000	203,306
Lake County Forest Preserve District, 2.095%, (LIBOR 3 Month), 12/15/2020 (1)	250,000	250,213
Rockford Park District, 3.000%, 12/15/2020	1,165,000	1,185,131
State of Illinois:
5.000%, 6/1/2020	1,000,000	1,024,190
5.000%, 7/1/2020	2,110,000	2,166,759
5.000%, 8/1/2020	4,000,000	4,118,040
5.000%, 10/1/2021	1,500,000	1,596,615
5.000%, 2/1/2022	6,040,000	6,460,324
Tender Option Bond Trust Receipts/Certificates, 1.550%, 6/15/2031, Call 6/15/2026 (1)(2)	4,355,000	4,355,000
Village of Bolingbrook, 4.000%, 3/1/2020	345,000	349,447

		41,912,188
Indiana — 5.8%
Brownsburg 1999 School Building Corp., 2.500%, 4/10/2020, Call 10/10/2019	1,950,000	1,952,379
Center Grove Multi-Facility School Building Corp., 2.500%, 12/15/2020, Call 6/15/2020	3,000,000	3,019,260
City of Rockport:
1.350%, 9/1/2022 (1)(4)	1,000,000	999,240
1.350%, 9/1/2022 (1)(4)	1,000,000	999,240
City of Whiting, 5.000%, 11/1/2022 (1)	1,345,000	1,495,465
Clark Pleasant Middle School Corp., 2.500%, 7/16/2020, Call 1/16/2020	4,710,000	4,730,206

Indiana Bond Bank, 4.000%, 1/3/2020	3,000,000	3,027,600
Indiana Finance Authority, 1.600%, 12/2/2019 (1)(4)	1,170,000	1,170,000
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC, 1.500%, 7/1/2047, Call 9/6/2019 (1)	5,450,000	5,450,000
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC COLL, 1.500%, 7/1/2047, Call 9/6/2019 (1)	1,000,000	1,000,000
Tender Option Bond Trust Receipts/Certificates, 1.600%, 10/15/2019 (1)(2)	8,500,000	8,500,000

		32,343,390
Iowa — 0.9%
Iowa Finance Authority, 1.925%, (SIFMA Municipal Swap Index Yield), 1/4/2024, Call 3/20/2020 (1)(2)	3,520,000	3,520,035
Iowa Finance Authority, GNMA/FNMA/FHLMC, 1.650%, (SIFMA Municipal Swap Index Yield), 5/3/2021, Call 11/2/2020 (1)	1,500,000	1,498,005

		5,018,040
Kansas — 1.4%
City of Lenexa, 1.625%, 9/1/2021, Call 9/1/2020	1,000,000	1,000,820
City of Valley Center, 2.000%, 12/1/2020, Call 12/1/2019	3,400,000	3,402,652
City of Washington, 2.000%, 12/1/2022, Call 12/1/2020	3,000,000	3,025,800
State of Kansas Department of Transportation, 1.861%, (LIBOR 1 Month), 9/1/2021 (1)	400,000	400,440

		7,829,712
Kentucky — 2.9%
County of Carroll, 1.200%, 6/1/2021 (1)(4)	5,000,000	4,995,700
Kentucky Economic Development Finance Authority, 1.600%, 12/2/2019 (1)(4)	500,000	500,000
Kentucky Housing Corp., 2.000%, 4/1/2021 (1)	1,400,000	1,412,670
Kentucky Public Energy Authority, 4.000%, 7/1/2020	2,115,000	2,159,563
Kentucky Rural Water Finance Corp., 1.550%, 3/1/2020	1,500,000	1,502,415
Laurel County Judicial Center Public Properties Corp., 4.000%, 3/1/2020	530,000	537,409
Louisville/Jefferson County Metropolitan Government, 1.850%, 4/1/2021 (1)	2,000,000	2,019,580
Tender Option Bond Trust Receipts/Certificates, 1.550%, 4/1/2032, Call 4/1/2027 (1)(2)	3,100,000	3,100,000

		16,227,337
Louisiana — 1.0%
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	360,000	365,771
Louisiana Public Facilities Authority, 2.000%, (SIFMA Municipal Swap Index Yield), 9/1/2023, Call 3/1/2023 (1)	5,000,000	5,002,200

		5,367,971
Maryland — 0.8%
City of Baltimore, 4.000%, 9/1/2019	350,000	350,000
Maryland Economic Development Corp., 1.700%, 9/1/2022	4,000,000	4,045,880

		4,395,880
Massachusetts — 0.4%
Massachusetts Development Finance Agency:
1.830%, (SIFMA Municipal Swap Index Yield), 1/29/2020, Call 9/30/2019 (1)	500,000	500,080
5.000%, 7/1/2021	300,000	319,614
Town of Northbridge, 2.000%, 6/26/2020	1,700,000	1,707,106

		2,526,800
Michigan — 1.7%
Michigan Finance Authority:
1.958%, (LIBOR 1 Month), 12/1/2020, Call 6/1/2020 (1)	200,000	200,962
3.500%, 11/15/2022 (1)(4)	3,000,000	3,190,410
5.000%, 11/15/2019	400,000	402,880
Michigan Finance Authority, SAW, 4.000%, 8/20/2020	2,000,000	2,051,360
Michigan State Hospital Finance Authority, 1.500%, 5/1/2020 (1)	775,000	776,519
Taylor Tax Increment Finance Authority,AGM:
4.000%, 5/1/2020, Call 9/30/2019	785,000	786,617
4.000%, 5/1/2021, Call 9/30/2019	600,000	601,254
Wayne-Westland Community Schools,Q-SBLF:
4.000%, 11/1/2019	700,000	703,171
4.000%, 11/1/2020	500,000	516,110

		9,229,283
Minnesota — 1.4%

Housing & Redevelopment Authority of the City of St. Paul, 3.000%, 11/15/2019	600,000	602,172
JPMorgan Chase Putters/Drivers Trust, 1.700%, 6/1/2021 (1)(2)	5,000,000	5,000,000
Minnesota Rural Water Finance Authority, Inc., 2.000%, 8/1/2020, Call 2/1/2020	2,000,000	2,007,380

		7,609,552
Mississippi — 2.3%
Mississippi Business Finance Corp., 1.350%, 11/1/2035, Call 9/3/2019 (1)	8,310,000	8,310,000
Mississippi Development Bank, 2.500%, 1/1/2020	4,600,000	4,621,252

		12,931,252
Missouri — 1.9%
City of St. Louis, 2.500%, 6/1/2020	5,000,000	5,045,000
Health & Educational Facilities Authority of the State of Missouri:
1.440%, 6/1/2036, Call 9/6/2019 (1)	500,000	500,000
2.875%, 2/1/2022, Call 4/1/2020	765,000	770,753
Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 4.700%, 3/1/2035, Call 9/30/2019	180,000	180,426
Rib Floater Trust Various States, 1.600%, 6/1/2045, Call 12/1/2020 (1)(2)	4,000,000	4,000,000

		10,496,179
Nevada — 0.7%
City of Carson City, 5.000%, 9/1/2019	345,000	345,000
City of North Las Vegas NV, AGM, 5.000%, 6/1/2020	1,650,000	1,696,250
State of Nevada Department of Business & Industry, 1.875%, 12/2/2019 (1)(2)	2,000,000	2,002,140

		4,043,390
New Jersey — 4.9%
City of Union City, SAW, 4.000%, 11/1/2019	1,000,000	1,003,790
Lyndhurst Township School District, 1.875%, 9/10/2020 (4)	1,100,000	1,106,138
Lyndhurst Township School District, School Bond Gty, 3.000%, 9/13/2019	2,000,000	2,000,800
New Jersey Economic Development Authority:
1.640%, 11/1/2031, Call 9/6/2019 (1)	4,510,000	4,510,000
1.640%, 11/1/2040, Call 9/6/2019 (1)	5,515,000	5,515,000
New Jersey Health Care Facilities Financing Authority:
1.570%, 7/1/2028, Call 9/4/2019 (1)	300,000	300,000
1.640%, 7/1/2038, Call 9/6/2019 (1)	2,935,000	2,935,000
New Jersey Transportation Trust Fund Authority:
2.350%, (SIFMA Municipal Swap Index Yield), 12/15/2019, Call 9/25/2019 (1)	5,000,000	5,001,500
4.000%, 6/15/2020	200,000	204,050
New Jersey Turnpike Authority:
1.901%, (LIBOR 1 Month), 1/1/2021 (1)	1,750,000	1,751,785
2.041%, (LIBOR 1 Month), 1/1/2022 (1)	750,000	751,522
Tobacco Settlement Financing Corp., 5.000%, 6/1/2020	2,400,000	2,462,760

		27,542,345
New Mexico — 0.3%
New Mexico Hospital Equipment Loan Council, 2.250%, 7/1/2023, Call 1/1/2021	1,525,000	1,528,523

New York — 12.1%
City of New York:
1.430%, 12/1/2047, Call 9/6/2019 (1)	5,640,000	5,640,000
1.440%, 8/1/2035, Call 9/6/2019 (1)	600,000	600,000
City of New York, AGC, 1.820%, 10/1/2021, Call 9/3/2019 (1)(3)	100,000	100,000
County of Nassau, 5.000%, 6/1/2020	3,000,000	3,081,900
Hempstead Union Free School District, SAW, 2.500%, 6/25/2020	6,000,000	6,044,220
Livonia Central School District, SAW, 2.500%, 6/19/2020	5,485,000	5,536,778
Long Island Power Authority, 2.311%, (LIBOR 1 Month), 10/1/2023, Call 10/1/2022 (1)	4,000,000	4,018,800
Metropolitan Transportation Authority:
1.800%, (SIFMA Municipal Swap Index Yield), 11/15/2022 (1)	3,000,000	2,994,780
2.044%, (LIBOR 1 Month), 11/1/2022 (1)	2,985,000	2,971,717
2.194%, (LIBOR 1 Month), 2/1/2020 (1)	3,500,000	3,504,095
4.000%, 2/3/2020	3,000,000	3,033,930
5.000%, 11/15/2019, Call 11/15/2019 (1)	600,000	604,248
New York City Transitional Finance Authority Future Tax Secured Revenue:
1.420%, 8/1/2042, Call 9/6/2019 (1)	2,500,000	2,500,000
1.430%, 11/1/2042, Call 9/6/2019 (1)	1,500,000	1,500,000
New York State Housing Finance Agency, SONYMA, 1.800%, 5/1/2020, Call 9/20/2019 (1)	970,000	970,213

Nuveen New York AMT-Free Municipal Credit Income Fund, 1.700%, 3/1/2029 (1)	4,700,000	4,700,000
Nuveen New York AMT-Free Quality Municipal Income Fund:
1.650%, 5/1/2047, Call 9/6/2019 (1)(2)	3,800,000	3,800,000
1.700%, 3/1/2029 (1)	3,500,000	3,500,000
Orange & Ulster Counties Board Coop Educational Services Sole Supervisory District, 2.250%, 7/22/2020	4,000,000	4,034,760
Triborough Bridge & Tunnel Authority:
1.850%, (SOFR + 43 basis points), 9/26/2019 (1)	1,420,000	1,420,256
2.194%, (LIBOR 1 Month), 2/1/2021 (1)	4,890,000	4,920,074
Whitney Point Central School District, SAW, 2.500%, 6/26/2020	2,000,000	2,017,560

		67,493,331
North Carolina — 0.2%
North Carolina Medical Care Commission, 1.670%, 6/1/2029, Call 6/1/2020 (1)(2)	1,000,000	1,000,000

North Dakota — 0.3%
City of Williston:
5.000%, 7/15/2020	1,025,000	1,051,804
5.000%, 7/15/2021	750,000	789,960

		1,841,764
Ohio — 8.3%
American Municipal Power, Inc.:
2.250%, 8/13/2020	500,000	503,455
2.500%, 6/25/2020	1,525,000	1,537,596
City of Avon:
3.000%, 9/5/2019	1,250,000	1,250,125
3.000%, 1/22/2020	700,000	704,858
City of Bowling Green, 2.500%, 5/29/2020	1,000,000	1,008,420
City of Gahanna, 3.000%, 8/6/2020	1,100,000	1,116,005
City of Lakewood, 3.000%, 3/26/2020	1,600,000	1,616,032
City of Moraine, 2.500%, 6/25/2020	2,725,000	2,749,062
City of North Olmsted, 3.000%, 4/9/2020	1,110,000	1,120,834
City of Parma, 2.500%, 7/23/2020	3,000,000	3,029,550
City of Seven Hills, 3.000%, 4/9/2020	875,000	883,488
City of Sharonville, 3.000%, 6/25/2020	2,920,000	2,957,756
City of Springfield, 2.500%, 4/15/2020	735,000	740,123
County of Belmont:
2.000%, 8/27/2020	2,510,000	2,525,637
2.500%, 4/16/2020	1,900,000	1,913,300
3.000%, 1/29/2020	1,000,000	1,006,480
County of Lake, 3.000%, 4/2/2020	1,265,000	1,277,384
County of Lorain, 3.000%, 2/7/2020	2,000,000	2,015,220
County of Lucas, 5.000%, 11/15/2019	1,165,000	1,172,712
County of Trumbull:
2.000%, 7/23/2020	2,275,000	2,287,808
2.500%, 7/23/2020	2,250,000	2,272,567
County of Union, 2.000%, 9/9/2020 (4)	1,500,000	1,509,780
FHLMC Multifamily VRD Certificates, 1.560%, (SIFMA Municipal Swap Index Yield), 9/15/2033 (1)	3,440,000	3,440,000
Little Miami Local School District, 3.000%, 11/21/2019	1,000,000	1,003,340
Ohio Housing Finance Agency, 1.750%, 6/1/2021, Call 6/1/2021 (1)	2,775,000	2,796,118
Township of Liberty OH/Ross County, 3.000%, 3/26/2020	1,150,000	1,161,006
Village of Orange, 2.000%, 8/27/2020	2,575,000	2,591,557

		46,190,213
Oklahoma — 0.6%
Canadian County Educational Facilities Authority, 5.000%, 12/1/2020	1,900,000	1,976,912
Oklahoma County Finance Authority, 5.000%, 10/1/2019	510,000	511,474
Oklahoma Housing Finance Agency, 1.600%, 1/1/2022 (1)	1,000,000	1,002,410

		3,490,796
Pennsylvania — 4.9%
Allentown City School District, SAW, 2.050%, 1/2/2020, Call 10/2/2019	4,000,000	4,000,720
Bethlehem Area School District, SAW, 1.961%, (LIBOR 1 Month), 11/1/2021, Call 11/2/2020 (1)	2,990,000	2,990,718
Commonwealth Financing Authority, 5.000%, 6/1/2020	1,000,000	1,026,670

Manheim Township School District, 1.986%, (LIBOR 1 Month), 11/1/2021, Call 5/1/2021 (1)	2,000,000	2,004,700
Montgomery County Higher Education & Health Authority:
1.540%, 9/1/2050, Call 9/3/2019 (1)	8,000,000	8,000,000
2.070%, (SIFMA Municipal Swap Index Yield), 9/1/2023, Call 9/20/2019 (1)	2,500,000	2,500,025
Montgomery County Industrial Development Authority, 4.000%, 12/1/2021	100,000	105,391
North Penn Water Authority, 1.994%, (LIBOR 1 Month), 11/1/2019, Call 9/20/2019 (1)	2,000,000	2,000,160
Northampton County General Purpose Authority, 2.601%, (LIBOR 1 Month), 8/15/2024, Call 2/15/2023 (1)	1,000,000	1,002,090
Pennsylvania Economic Development Financing Authority, 2.150%, 11/1/2021 (1)	2,000,000	2,027,380
Pennsylvania Turnpike Commission, 2.230%, (SIFMA Municipal Swap Index Yield), 12/1/2020, Call 6/1/2020 (1)	1,800,000	1,811,736

		27,469,590
South Carolina — 2.9%
Lexington County Health Services District, Inc., 5.000%, 11/1/2019	250,000	251,470
Patriots Energy Group Financing Agency, 2.354%, (LIBOR 1 Month), 2/1/2024, Call 11/1/2023 (1)	6,000,000	6,007,200
South Carolina Jobs-Economic Development Authority, 1.530%, 5/1/2048, Call 9/6/2019 (1)	3,750,000	3,750,000
Tender Option Bond Trust Receipts/Certificates, 1.600%, 1/1/2020 (1)(2)	6,000,000	6,000,000

		16,008,670
Tennessee — 1.4%
Eclipse Funding Trust, 1.440%, 7/1/2036, Call 7/1/2027 (1)(2)	1,700,000	1,700,000
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, 1.875%, 7/1/2020 (1)	1,400,000	1,404,284
Tennessee Energy Acquisition Corp., 5.250%, 9/1/2020	4,720,000	4,893,082
Tennessee Housing Development Agency, 4.500%, 7/1/2028, Call 1/1/2020	15,000	15,123

		8,012,489
Texas — 6.1%
Bexar County Health Facilities Development Corp., 5.000%, 7/15/2020	175,000	179,744
Deer Park Independent School District, PSF, 3.000%, 10/1/2019 (1)	2,000,000	2,002,720
Harris County Municipal Utility District No. 371, BAM, 2.000%, 9/1/2019	295,000	295,000
Houston Independent School District, PSF, 2.250%, 6/1/2022 (1)	3,250,000	3,331,413
Irving Hospital Authority, 2.450%, (SIFMA Municipal Swap Index Yield), 10/15/2023, Call 4/15/2023 (1)	1,000,000	1,009,970
Midlothian Independent School District, PSF, 2.500%, 8/1/2020 (1)	1,500,000	1,518,645
Mission Economic Development Corp.:
1.550%, 11/1/2019 (1)	4,000,000	4,000,760
2.500%, 8/1/2020, Call 9/30/2019	6,500,000	6,505,720
Northside Independent School District, PSF, 2.125%, 8/1/2020, Call 2/1/2020 (1)	1,800,000	1,806,606
Panhandle Regional Housing Finance Agency, 2.000%, 5/1/2020 (1)	1,500,000	1,506,255
Port of Port Arthur Navigation District, 1.900%, 10/3/2019, Call 10/3/2019 (1)(2)	8,500,000	8,500,595
Travis County Health Facilities Development Corp., 5.250%, 1/1/2047, Call 1/1/2020 (1)	3,400,000	3,480,138

		34,137,566
Utah — 0.9%
Tender Option Bond Trust Receipts/Certificates, 1.550%, 1/1/2025 (1)(2)	4,800,000	4,800,000

Virginia — 1.3%
FHLMC Multifamily VRD Certificates, 1.560%, (SIFMA Municipal Swap Index Yield), 6/15/2035, Call 10/15/2029 (1)	2,980,000	2,980,000
Henrico County Economic development Authority, 5.000%, 10/1/2020	900,000	934,524
Peninsula Ports Authority, 1.550%, 10/1/2019 (1)	3,450,000	3,449,724

		7,364,248
Washington — 0.4%

City of Bellingham Water & Sewer Revenue, 1.550%, 2/1/2021 (acquisition cost 1,625,000; acquired 6/12/2018) (1)(2)	1,625,000	1,625,000

Washington Health Care Facilities Authority, 2.518%, (LIBOR 1 Month), 7/1/2022, Call 1/1/2022 (1)	550,000	555,209

		2,180,209
West Virginia — 1.2%
West Virginia Economic Development Authority, 3.000%, 4/1/2022 (1)	1,000,000	1,034,920

West Virginia Hospital Finance Authority:
1.530%, 6/1/2033, Call 9/3/2019 (1)	4,750,000	4,750,000
5.000%, 1/1/2020	300,000	303,543
5.000%, 1/1/2021	360,000	376,880

		6,465,343
Wisconsin — 2.9%
City of Lancaster, 4.000%, 5/1/2021, Call 5/1/2020	1,010,000	1,024,594
D C Everest Area School District, 2.000%, 4/1/2022, Call 4/1/2020	1,290,000	1,295,341
Maple School District, 3.000%, 10/29/2019	1,300,000	1,302,587
Milwaukee & Ozaukee County Joint School District No. 2 Fox Point & Bayside, 2.000%, 8/20/2020	2,250,000	2,264,377
Port Washington-Saukville School District, 2.500%, 10/1/2020, Call 10/1/2019	1,000,000	1,000,980
Public Finance Authority:
1.450%, 10/1/2049, Call 9/6/2019 (1)	2,000,000	2,000,000
1.530%, 11/1/2019 (1)	5,000,000	5,000,750
2.300%, 10/1/2019, Call 9/30/2019	1,500,000	1,500,285
5.000%, 11/15/2019	440,000	442,834

Wisconsin Health & Educational Facilities Authority, 1.700%, (SIFMA Municipal Swap Index Yield), 7/28/2021, Call 1/28/2021 (1)	500,000	499,140

		16,330,888

Total Municipals (identified cost $549,493,701)		550,758,779

Short-Term Investments — 3.2%

Short-Term Municipals — 3.2%

Florida — 1.4%
City of Jacksonville, 1.430%, 9/19/2019	3,000,000	3,000,000
JEA Electric System Revenue, 1.750%, 9/3/2019	5,000,000	5,000,000

		8,000,000
Texas — 1.8%
City of San Antonio, 0.010%, 10/2/2019	3,700,000	3,700,000
City of San Antonio, 1.350%, 11/4/2019	3,000,000	3,000,000

University of North Texas System, 1.350%, 9/19/2019	3,000,000	3,000,000

		9,700,000

Total Short-Term Investments (identified cost $17,700,000)		17,700,000

Total Investments — 101.8% (identified cost $567,193,701)		568,458,779

Other Assets and Liabilities — (1.8)%		(10,101,684)

Total Net Assets — 100.0%		$558,357,095

(1)

Denotes a variable rate security. The rate shown is the current interest rate as of November 30, 2018. Rate fluctuations are based underlying positions and/or other variables. For securities whose yields vary with a designated market index or market rate, the reference rate and spread are indicated in the description.

(2)

Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At August 31, 2019 these securities amounted to:

Fund	Amount	% of Total Net Assets
Ultra Short Tax-Free Fund	70,933,090	12.65%

(3)

Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(4)	Purchased on a when-issued or delayed delivery basis.

LIBOR	London Interbank Offered Rate
SIFMA	Securities Industry and Financial Markets Association
SAW	State Aid Withholding

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a) (1) Code of Ethics. Filed herewith.

(a) (2) Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (3) Not applicable.

(a)(4) Not applicable.

(b)       Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMO Funds, Inc.

By:	/s/ John M. Blaser

John M. Blaser
President

Date:  November 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Blaser

John M. Blaser
President
(Principal Executive Officer)

Date:  November 8, 2019

By:	/s/ Timothy M. Bonin

Timothy M. Bonin
Treasurer
(Principal Financial Officer)

Date:  November 8, 2019